Filed with the Securities and Exchange Commission on April 12, 2018
REGISTRATION NO. 333-102295
INVESTMENT COMPANY ACT NO. 811-09327
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 16
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 165
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ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
(Exact Name of Registrant)
ALLSTATE LIFE INSURANCE COMPANY
(Name of Depositor)

3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(847) 402-5000
(Address and telephone number of Depositor's principal executive offices)
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ANGELA FONTANA
DIRECTOR, VICE PRESIDENT, SECRETARY & GENERAL COUNSEL
ALLSTATE LIFE INSURANCE COMPANY
3075 SANDERS ROAD
NORTHBROOK, ILLINOIS 60062-7127
(Name and address of agent for service)

COPIES TO:
JAN FISCHER-WADE, ESQ.
SENIOR ATTORNEY
ALLSTATE LIFE INSURANCE COMPANY
2940 S. 84th Street
Lincoln, NE 68506-4142

Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 30, 2018 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.
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Morgan Stanley Variable Annuity II

Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
Prospectus dated April 30, 2018

Allstate Life Insurance Company (“Allstate Life”) has issued the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales. If you have already purchased the Contract you may continue to make purchase payments according to the Contract.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
The Contract currently offers various* investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”) and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of portfolios (“Portfolios”) of the following mutual funds (“Funds”):

AB Variable Products Series Fund, Inc. - Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds - Series I)
Fidelity® Variable Insurance Products (Initial Class)
Franklin Templeton Variable Insurance Products Trust
(Class 2 Shares)
Morgan Stanley Variable Fund, Inc. (Class I Shares) Morgan Stanley Variable Investment Series (Class X Shares) Putnam Variable Trust (Class IB Shares)

*
Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see the “Investment Alternatives” section of this prospectus for more information.

We (Allstate Life) have filed a Statement of Additional Information, dated April 30, 2018 , with the Securities and Exchange Commission (“SEC”). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES
The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

MORGAN2

(i)

Glossary of Terms

We set forth here definitions of some key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the sections of the prospectus that use such terms.
Accumulation Phase: The period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the Morgan Stanley Variable Annuity II, an individual and group flexible premium deferred variable annuity contract (“Contract”).
Annuitant: The individual whose life span we use to determine income payments as well as the latest Payout Start Date. The annuitant must be a living person, whose age cannot exceed 90 as of the date we receive the completed application.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets™ Account. Please consult your Morgan Stanley Financial Advisor for details.
Automatic Portfolio Rebalancing Program: A program, available during the Accumulation Phase, that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary(ies): The natural person(s) or entity(ies) designated as the recipients of the Death Benefit, you may name one or more primary and contingent Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary.

•
Primary Beneficiary: The person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

•
Contingent Beneficiary: The person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

Code - The Internal Revenue Code of 1986, as amended.
Contracti: The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company.
Contract Anniversary: Each twelve-month period from that date of your contract’s issue date.
Contract Owner: The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value: During the Accumulation Phase, your Contract Value is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
Death Benefit Anniversary: Every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
Death Benefit Combination Option:  Under this option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85).
Dollar Cost Averaging Program: A program that automatically transfers a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

i In certain states the Contract was available only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise.

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Dollar Cost Averaging Fixed Account Options: We currently offer the basic Dollar Cost Averaging Fixed Account Option. The 6 and 12-month Dollar Cost Averaging Options are currently not available. Please consult with your Morgan Stanley Financial Advisor for current information.

•
Basic Dollar Cost Averaging Option: Under this option, purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1-year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation.

Due Proof of Death: Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Enhanced Death Benefit Option- An option providing that, on the date we issue the rider for this option (“Rider Date”), the death benefit is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owner's 75th birthday, we will recalculate the Enhanced Death Benefit, which results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim. We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states.
Enhanced Earnings Death Benefit Option:  Under this option, the death benefit is increased by 40% or 25% (depending on Contract owner/ Annuitant’s age) of the lesser of the In-Force Premium or Death Benefit Earnings. We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit.
Fixed Account Options: Consists of our general assets other than those in segregated asset accounts.
Free Withdrawal Amount: An amount equal to 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.
Funds : Refers to mutual funds in which each Variable Sub-Account invests.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Service Center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Guarantee Periods: The period of time during which we credit a fixed rate of interest to the Fixed Account. You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account.
Income Benefit Combination Option 2:  This option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B). We sometimes refer to this as the “Best of the Best Income Benefit.” The Income Benefit Combination Option 2 can no longer be added to your Contract.
Income and Death Benefit Combination Option 2: This option combines the features of the Income Benefit Combination with the features of the Death Benefit Combination both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract.
Investment Alternatives: Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.
Income Plan: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Longevity Reward Rider: A rider, no longer available, that reduced or waived certain charges if certain criteria were satisfied.
Payout Start Date: The day that money is applied to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date, and no later than the first day of the calendar month after the Annuitant’s 99th birthday, or the 10th Contract Anniversary, if later.
Performance Benefit Combination Option:  This Option, which is no longer offered, combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and

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Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
Performance Death Benefit Option: An option providing that, on each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
Performance Income Benefit: On the date we issued the rider for this benefit (“Rider Date”), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date.
Portfolio: Underlying mutual fund(s) in which a Sub-Account of Separate Account invests. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Systematic Withdrawal Payments: The option to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Active Assets™ – Account. Please consult with your Morgan Stanley Financial Advisor for details.
Tax qualified contracts: Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.
Variable Account: A segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account: An investment in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies.

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The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments	We are no longer offering new contracts. You can add to your Contract as often and as much as you like. Each payment must be at least $25. You must maintain a minimum account value of $500.
Expenses
You will bear the following expenses:

• Total Variable Account annual fees (mortality and expense risk charge and administrative expense charge) equal the following (as a % of daily net assets):

Base Contract 1.35%

w/Enhanced Death Benefit Option 1.48%

w/Performance Death Benefit Option 1.48%

w/Performance Income Benefit Option 1.48%

w/Performance Benefit Combination Option 1.59%

w/Death Benefit Combination Option 1.59%

w/Income Benefit Combination Option 2 1.65%

w/Income and Death Benefit Combination Option 2 1.85%

• If you select the Enhanced Earnings Death Benefit Option, you would pay an additional mortality and expense risk charge of 0.20%.

• Annual contract maintenance charge of $30 (waived in certain cases)

• Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)

• Transfer fee of $25 after 12th transfer in any Contract Year

• State premium tax (if your state imposes one)

In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.

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Investment Alternatives
The Contract offers various investment alternatives including:

• Fixed Account Options (which credit interest at rates we guarantee)

• Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

• AllianceBernstein L.P.

• Fidelity® Management & Research Company (FMR)

• Franklin Advisers, Inc.

• Franklin Advisory Services, LLC

• Franklin Mutual Advisers, LLC

• Invesco Advisers, Inc.

• Morgan Stanley Investment Management Inc.

• Putnam Investment Management, LLC

• Templeton Investment Counsel, LLC

To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.

Special Services	For your convenience, we offer these special services: • Automatic Additions Program • Automatic Portfolio Rebalancing Program • Dollar Cost Averaging Program • Systematic Withdrawal Program
Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

• life income with payments guaranteed for 10 years

• joint and survivor life income payments

• guaranteed payments for a specified period

Death Benefits	If you or the Annuitant dies before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer 4 death benefit options.
Transfers
Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the entire amount in the investment alternative, whichever is less.

There is a $25 fee per transfer after the 12th transfer in each Contract year, which we measure from the date we issue your Contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase. In general, you must withdraw at least $100 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

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How the Contract Works

The Contract basically works in two ways.
First, the Contract can help you (we assume you are the “Contract owner”) save for retirement because you can invest in various investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income Payments” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub- Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contract works.
Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses”, below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn) * (Without the Longevity Reward Rider)

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn**:	0	1	2	3	4	5	6+
Applicable Charge	6%	5%	4%	3%	2%	1%	0%
Annual Contract Maintenance Charge	$30.00***
Transfer Fee	$25.00****

*	During each Contract Year, you may withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

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**
If you have elected the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider date. See the “Longevity Reward Rider” section for details.

***
If you have elected the Longevity Reward Rider, we will waive the contract maintenance charge for the life of the Contract provided your total Contract Value is $40,000 or more on or after the date we issue the Rider (Rider Date).

****	Applies solely to the thirteenth and subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

	Mortality and Expense Risk Charge**	Administrative Expense Charge	Total Variable Account Annual Expense**
Base Contract	1.25%	0.10%	1.35%
With the Enhanced Death Benefit, * the Performance Income Benefit, * or the Performance Death Benefit Option	1.38%	0.10%	1.48%
With the Performance Benefit Combination* or the Death Benefit Combination Option	1.49%	0.10%	1.59%
With the Income Benefit Combination Option 2*	1.55%	0.10%	1.65%
With the Income and Death Benefit Combination Option 2*	1.75%	0.10%	1.85%
If the Enhanced Earnings Death Benefit Option is elected with the Base Contract or with one of the Options listed above

	Mortality and Expense Risk Charge**	Administrative Expense Charge	Total Variable Account Annual Expense**
Base Contract	1.45%	0.10%	1.55%
With the Enhanced Death Benefit, * the Performance Income Benefit, * or the Performance Death Benefit Option	1.58%	0.10%	1.68%
With the Performance Benefit Combination* or the Death Benefit Combination Option	1.69%	0.10%	1.79%
With the Income Benefit Combination Option 2*	1.75%	0.10%	1.85%
With the Income and Death Benefit Combination Option 2*	1.95%	0.10%	2.05%

*	These Options are no longer available to be added to your Contract.

**	If you have elected the Longevity Reward Rider, the mortality and expense risk charge is reduced by 0.07% under the basic policy or any Option described above.
PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.26%	1.57%

(1)	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2017 .

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated,

•	earned a 5% annual return on your investment,

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Portfolio Operating Expenses as listed in the Expense Table, and these remain the same each year*

•	elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Option.
The examples also assume:

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•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
*      Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.

THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$998	$1,605	$2,226	$4,143
If you annuitize your annuity at the end of the applicable time period: [1]	$398	$1,205	$2,026	$4,143
If you do not surrender your annuity:	$398	$1,205	$2,026	$4,143
1 Your ability to annuitize within the first 30 days of the first Annuity Year may be limited.

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is similar to, but not the same as, the share price of a mutual fund.
Attached as Appendix A to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information. To obtain additional detail on each Variable Sub-Account’s finances, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information. The financial statements of Allstate Life also appear in the Statement of Additional Information.

The Contract

CONTRACT OWNER
The Variable Annuity II is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

1.	the investment alternatives during the Accumulation and Payout Phases,

2.	the amount and timing of your purchase payments and withdrawals,

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3.	the programs you want to use to invest or withdraw money,

4.	the income payment plan you want to use to receive retirement income,

5.	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

6.	the owner, while the Annuitant is alive,

7.	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

8.	any other rights that the Contract provides.
If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non- living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner cannot exceed age 90 as of the date we receive the completed application or request to select a new Contract owner.
Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a tax advisor prior to making a request for a change of Contract owner.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract.
ANNUITANT
The Annuitant is the individual whose life span we use to determine income payments as well as the latest Payout Start Date. You initially designate an Annuitant in your application. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application. If the Contract owner is a living person, you may change the Annuitant before the Payout Start Date. Before the Payout Start Date, you may also designate a joint Annuitant, who is a second person on whose life income payments depend. If a non-Qualified contract is held by a non-living person, any change in the Annuitant will be treated as the death of the Annuitant and will activate the distribution requirements outlined in the Death Benefit section.
BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.
A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

1.	your spouse or, if he or she is no longer alive,

2.	your surviving children equally, or if you have no surviving children,

3.	your estate.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.
Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining

9

Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until you sign it and file it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.
Purchases

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $25 at any time prior to the Payout Start Date. We reserve the right to limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active Assets™ Account. Please consult your Morgan Stanley Financial Advisor for details.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our service center in Good Order .
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates”. If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

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Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub- Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

1.	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

2.	the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge
We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combinations thereof, offered under the Contract.
You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, i ncluding the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectus for the Funds. The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice. You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.
Following the detection of excessive short-term trading activity and in response to requests from the fund investment advisors, Allstate currently limits new premium allocations and transfers into all Sub-Accounts other than the Money Market Sub-Account to a maximum of $50,000 per day. If we receive a transfer request that exceeds the limitation, we will be unable to process the request and will promptly contact you and request that you submit a transfer request that complies with the Sub-Account limitation. If you wish to transfer more than $50,000 into a Sub-Account, you may submit a single request that Allstate transfer $50,000 per day into that Sub-Account until the transfer request is completed.
If, as of the effective date of the Sub-Account restriction, you were enrolled in one of our special services automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Sub-Accounts without regard to the $50,000 limitation. Shares may be redeemed at any time.

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Portfolio:	Investment Objective:	Investment Adviser:
Morgan Stanley Variable Investment Series
Morgan Stanley VIS European Equity Portfolio – Class X	The Fund seeks to maximize the capital appreciation of its investments.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIS Income Plus Portfolio – Class X
The Fund seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.

Morgan Stanley VIS Limited Duration Portfolio – Class X (3)	The Fund seeks to provide a high level of current income, consistent with the preservation of capital.
Morgan Stanley VIS Multi Cap Growth Portfolio – Class X
The Fund seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth. As a secondary objective the Fund seeks income but only when consistent with its primary objective.

Morgan Stanley Variable Insurance Funds, Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Management, Inc.
Morgan Stanley VIF Global Infrastructure Portfolio – Class I	The Fund seeks both capital appreciation and current income.
Morgan Stanley VIF Global Strategist Portfolio, Class I	The Fund seeks total return.
Morgan Stanley VIF Growth Portfolio, Class I	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I (5)
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series I	Long-term capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. American Value Fund – Series I	Total return through growth of capital and current income.
Invesco V.I. Comstock Fund – Series I	Total return through growth of capital and current income.
Invesco V.I. Core Equity Fund – Series I(6)
Long-term growth of capital by focusing on growth/value anomalies – companies with above-average growth prospects that are trading at below-average valuations. The fund may act as a conservative cornerstone within a diversified portfolio.

Invesco V.I. Diversified Dividend Fund – Series I
Provide reasonable current income and long-term growth of income and capital. The fund will normally invest at least 80% of its assets in common stocks of companies which pay dividends and have the potential for increasing dividends. The Investment Adviser initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends.

Invesco V.I. Equity and Income Fund – Series I	Current income and, secondarily, capital appreciation.
Invesco V.I. Global Core Equity Fund – Series I(1)
Long-term growth of capital by investing in a diversified portfolio consisting primarily of equity securities of foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or the current market value of assets owned by the company.

Invesco V.I. High Yield Fund – Series I	Total return comprised of current income and capital appreciation by investing primarily in publicly traded debt securities rated below investment grade.
Invesco V.I. Mid Cap Core Equity Fund – Series I(4)	Long-term capital growth by investing in mid-size U.S. companies.
Invesco V.I. Mid Cap Growth Fund – Series II
Seeks capital growth by investing primarily in common stocks of mid-cap companies that management believes can generate sustainable growth in revenue, earnings and cash flow that is not fully reflected in investor expectations or equity valuations.

Invesco V.I. S&P 500 Index Fund – Series I	Seeks to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's® 500 Composite Stock Price Index.
AB Variable Products Series Fund, Inc.
AB VPS Growth Portfolio – Class B	Long-term growth of capital.	AllianceBernstein L.P.
AB VPS Growth and Income Portfolio – Class B	Long-term growth of capital.
AB VPS Large-Cap Growth Portfolio - Class B	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin Income VIP Fund – Class 2(7)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
FTVIP Franklin Small Cap Value VIP Fund – Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Advisory Services, LLC

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Portfolio:	Investment Objective:	Investment Adviser:
FTVIP Mutual Shares VIP Fund – Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers, LLC
FTVIP Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Equity Income Fund -Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT Growth Opportunities Fund Class IB(8)	Seeks capital appreciation.
Putnam VT International Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT Small Cap Value Fund – Class IB (2)	Seeks capital appreciation.
Fidelity® Variable Insurance Products
Fidelity® VIP Government Money Market Portfolio – Initial Class	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® Management & Research Company (FMR)

(1)
Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series I Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(2) Effective July 15, 2003, the Putnam VT Small Cap Value Fund – Class IB Portfolio is no longer available for new investments. If you are currently invested in the Variable Sub-account that invests in this Portfolio you may continue your investment. If, prior to July 15, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into this Variable Sub-account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)
Effective November 19, 2010, Morgan Stanley VIS Limited Duration Portfolio – Class X was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investment into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(5)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6)
Effective as of December 23, 2016, the Invesco V.I. Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Initial Class.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Initial Class (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.
(8) Effective November 18, 2016, the Putnam VT Voyager Fund - Class IB was merged into the Putnam VT Growth Opportunities Fund - Class IB.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

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Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the basic Dollar Cost Averaging Fixed Account Option, and we may offer the additional Dollar Cost Averaging Fixed Account Options described below. However, the 6 and 12-month Dollar Cost Averaging Options currently are not available.
Please consult with your Morgan Stanley Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
Basic Dollar Cost Averaging Option.    You may establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1-year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one-year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.
You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options.    In the future, we may offer 6 and 12-month Dollar Cost Averaging Options. Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than 3% annually.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.
You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options. Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For availability and current interest rate information, please contact your sales representative or our customer support unit at 1-800-457-7617.
GUARANTEE PERIODS
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Fixed Account (“Guarantee Periods”). Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We will offer a 1-year Guarantee Period. We offer additional Guarantee Periods at our sole discretion. We currently offer a 1 year and a 6-year Guarantee Period.
Interest Rates.    We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.
We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. The interest rate will never be less than the minimum guaranteed rate stated in the Contract. After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.

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Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. Currently, all Sub-Accounts other than the Money Market Sub-Account limit new purchases to $50,000 per day. See “The Variable Sub-Accounts” subsection of the “Investment Alternatives” section of this prospectus. Transfers to any Guarantee Period must be at least $500. You may not, however, transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.
We limit the amount you may transfer from the Guarantee Periods to the Variable Account in any Contract Year to the greater of:

1.	25% of the aggregate value in the Guarantee Periods as of the most recent Contract Anniversary (if this amount is less than $1,000, then up to $1,000 may be transferred); or

2.	25% of the sum of all purchase payments and transfers to the Guarantee Periods as of the most recent Contract Anniversary.
These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the current rate that was in effect at the time money was allocated or transferred to a Guarantee Period, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process written requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to six months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

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In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.
You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

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DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Option(s) to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.
We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your request. We are not responsible for rebalancing that occurs prior to receipt of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.
Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary we will deduct a $30 contract maintenance charge from your Contract Value. This charge will be deducted on a pro rata basis from each investment alternative in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each income payment.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. The contract maintenance charge is waived under certain circumstances if you have elected the Longevity Reward Rider. See “Longevity Reward Rider” section of this prospectus for details.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at the following annual rates (as a percentage of daily net assets):

1.	1.25% Base Contract

2.	1.38% w/Enhanced Death Benefit Option

3.	1.38% w/Performance Death Benefit Option

4.	1.38% w/Performance Income Benefit Option

5.	1.49% w/Performance Benefit Combination Option

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6.	1.49% w/Death Benefit Combination Option

7.	1.55% w/Income Benefit Combination Option 2

8.	1.68% w/Income and Performance Death Benefit Option (State of Washington only)

9.	1.75% w/Income and Death Benefit Combination Option 2
We charge an additional mortality and expense risk charge of 0.20% for the Enhanced Earnings Death Benefit Option. If you have elected the Longevity Reward Rider, your mortality and expense risk charge would be lower by 0.07%. See the description of each Option and the Longevity Reward Rider for the availability of each.
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Death Benefit Options and the Income Benefit Options to compensate us for the additional risk that we accept by providing these Options.
We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no direct relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.
TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown in the “Expense Table” section of this prospectus. During each Contract Year, you can withdraw all purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments (as of the Issue Date or the most recent Contract Anniversary, whichever is later), whichever is greater, without paying a withdrawal charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.
If you qualify for and elect the Longevity Reward Rider, a withdrawal charge of up to 3% will apply to purchase payments received before or after the Rider Date. See “Longevity Reward Rider” section of this prospectus for details.
We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from purchase payments, starting with the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a withdrawal charge in the following situations:

1.	on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

2.	the death of the Contract owner or Annuitant (unless the Contract is continued); and

3.	withdrawals taken to satisfy IRS minimum distribution rules for the Contract.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

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PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.
Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract.
Our status under the Code is briefly described in the Taxes section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see the “Expense Table” section of this prospectus. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

Access to Your Money

You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the “Income Plans” subsection in the “Income Payments” section of this prospectus.
You can withdraw money from the Variable Account and/ or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.
You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives in which you are invested according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings.

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Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.	An emergency exists as defined by the SEC; or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Active Assets™ – Account. Please consult with your Morgan Stanley Financial Advisor for details.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax advisor before taking any withdrawal.
We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract’s value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value less withdrawal and other charges and applicable taxes.
Income Payments

PAYOUT START DATE
The Payout Start Date is the day that money is applied to an Income Plan. The Payout Start Date must be:

1.	at least 30 days after the Issue Date;

2.	no later than the first day of the calendar month after the Annuitant’s 99th birthday, or the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the basis. Once the investment in the Contract is depleted, all remaining payments will be fully taxable.

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If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
Three Income Plans are available under the Contract. Each is available to provide:

1.	fixed amount income payments;

2.	variable income payments; or

3.	a combination of the two.
The three Income Plans are:
Income Plan 1 – Life Income with Payments Guaranteed for 10 Years.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 2 – Joint and Survivor Life Income.     Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.
Income Plan 3 – Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.
The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.
We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.
If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.
You may apply your Contract Value to an Income Plan. If you elected the Performance Income Benefit Option, the Income Benefit Combination Option 2, or the Income and Death Benefit Combination Option 2, you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We deduct applicable premium taxes from the Contract Value at the Payout Start Date.
We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	we may reduce the frequency of your payments so that each payment will be at least $20.

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VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1.	deducting any applicable premium tax; and

2.	applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.
We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
INCOME BENEFIT OPTIONS
Please keep in mind, once you have selected an optional Income or Death Benefit (each an “Option”), your ability to select a different Option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.
We may discontinue offering these options at any time.
PERFORMANCE INCOME BENEFIT
The Performance Income Benefit can no longer be added. On the date we issued the rider for this benefit (“Rider Date”), the Performance Income Benefit is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Income Benefit to equal the greater of your Contract Value on that date or the most recently calculated Performance Income Benefit. We will also recalculate your Performance Income Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Income Benefit dollar-for-dollar. Withdrawals will reduce the Performance Income Benefit by an amount equal to: (i) the Performance Income Benefit just before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
In the absence of any withdrawals or purchase payments, the Performance Income Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or prior to the Payout Start Date. We will recalculate the Performance Income Benefit as described above until the oldest Contract owner or Annuitant (if the Contract owner is not a living person) attains age 85. After age 85, we will only recalculate the Performance Income Benefit to reflect additional purchase payments and withdrawals.
If you select the Performance Income Benefit Option, the highest age of any Owner and Annuitant as of the date we receive the completed application, cannot exceed age 75.
To exercise your Performance Income Benefit, you must apply it to an Income Plan. The Payout Start Date you select must begin on or after your tenth Contract Anniversary, after electing the benefit, and within 30 days after a Contract Anniversary. In addition, you must apply your Performance Income Benefit to an Income Plan that provides guaranteed payments for either a single or joint life for at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date you apply the Benefit, or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date you apply the Benefit.
If your current Contract Value is higher than the Performance Income Benefit, you can apply the Contract Value to any Income Plan.

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Income Benefit Combination Option 2.    The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this Option.
If you selected the Income Benefit Combination Option 2, this Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B), described below. We sometimes refer to this as the “Best of the Best Income Benefit”.
Eligibility.    If you select the Income Benefit Combination Option 2, the highest age of any Contract owner and Annuitant on the date we receive the completed application or the written request to add the Rider, whichever is later, cannot exceed age 75. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•	You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the “Rider Date”);

•	The Payout Start Date must occur during the 30-day period following a Contract Anniversary;

•
You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you may apply the Income Base only to provide fixed income payments, which will be calculated using the appropriate Guaranteed Income Payment Table provided in your Contract; and

•	The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.
If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.
INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.
The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made.

•	For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment.

•	For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below).

•	On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.
In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.
We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner (or Annuitant if the Contract owner is not a living person).
Withdrawal Adjustment.    The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:
1)    = the withdrawal amount
2)    = the Contract Value immediately prior to the withdrawal, and
3)    = the most recently calculated Income Base.
Guaranteed Income Benefit.    The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

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As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to provide fixed and/or variable income payments, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1.	any Contract owner dies, or

2.	the Annuitant dies.
We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner(s) or, if none, the Beneficiary(ies). In the case of the death of an Annuitant, we will pay the death benefit to the current Contract owner.
A request for payment of the death benefit must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

•	a certified copy of a death certificate,

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

•	any other proof acceptable to us.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.	the Contract Value as of the date we determine the death benefit, or

2.	the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any applicable withdrawal charges or premium taxes), or

3.
the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary. If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to extend the 180-day period on a non-discriminatory basis.

A “Death Benefit Anniversary” is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.
Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
Please keep in mind, once you have selected an optional income or death benefit (each an “option”), your ability to select a different option may be limited. Please consult with your financial advisor concerning any such limitations before selecting any option. Please consult with your financial advisor concerning the effect of selecting a different option before doing so.
We may discontinue offering these options at any time.
The Enhanced Death Benefit and the Performance Benefit Combination Options are no longer offered as a rider to the Contract, but apply to Contract owners who have previously elected these Options.
The Performance Death Benefit, the Death Benefit Combination, the Income and Death Benefit Combination Option 2 (in the state of Washington, Income and Performance Death Benefit Option) and the Enhanced Earnings Death Benefit are optional benefits that you may elect. If the Contract owner is a living person, these Options apply only on the death of the Contract owner. If the Contract owner is not a living person, these Options apply only on the death of the Annuitant.
For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. For Contracts with the Enhanced Earnings Death Benefit Option, the death benefit will be increased as described in the “Enhanced Earning Death Benefit Option” subsection below. The death benefit options may not be available in all states.
Enhanced Death Benefit Option.    We are no longer offering the Enhanced Death Benefit option as a rider to the Contract in most states. The following describes the Option for Contract owners who have previously elected this Option or who may elect this Option

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in certain states. On the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On the first Contract anniversary after the Rider Date, the Enhanced Death Benefit is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of a year since the Rider Date. On each subsequent Contract Anniversary, but not beyond the Contract Anniversary preceding the oldest Contract owners’ 75th birthdays, we will recalculate the Enhanced Death Benefit as follows: First, we multiply the Enhanced Death Benefit as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually. Further, for all ages, we will adjust the Enhanced Death Benefit on each Contract Anniversary, or upon receipt of a death claim, as follows:

•
For cash withdrawals, we will reduce the Enhanced Death Benefit by the following withdrawal adjustment. The withdrawal adjustment is equal to (i) divided by (ii), with the result multiplied by (iii), where:

(i) = the withdrawal amount
(ii) = the Contract Value just before the withdrawal
(iii) = the most recently calculated Enhanced Death Benefit

•	We will increase the Enhanced Death Benefit by any additional purchase payments since the prior Contract Anniversary.
If you select the Enhanced Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 70.
Performance Death Benefit Option.    The Performance Death Benefit on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals. If you select the Performance Death Benefit Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.
Death Benefit Combination Option.    If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by the Enhanced Death Benefit or the Performance Death Benefit (both calculated until the oldest Contract owner, or Annuitant if the Contract owner is a non-living person, attains age 85). After age 85, the death benefit payable will be adjusted to reflect purchase payments and withdrawals to the extent described under “Enhanced Death Benefit Option” and “Performance Death Benefit Option” above.
We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option. If you select the Death Benefit Combination Option, the highest age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 80.
Performance Benefit Combination Option.    We are no longer offering the Performance Combination Option as a rider to the Contract. The following describes the Option for Contract owners who have previously elected this Option. This Option combines the Performance Death Benefit with the Performance Income Benefit. If you select the Performance Benefit Combination Option, the maximum age of any owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
Income and Death Benefit Combination Option 2. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.
The Income and Death Benefit Combination Option 2, combines the features of the Income Benefit Combination (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination (described above) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.
In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.

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If you select the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the request to add the rider, whichever is later, cannot exceed age 75.
In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.
Enhanced Earnings Death Benefit Option.    You may elect the Enhanced Earnings Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. Under the Enhanced Earnings Death Benefit Option, if the oldest Contract owner (or the Annuitant if the Contract owner is a non- living person) is age 69 or younger on the date we issue the rider for this option (“Rider Date”), the death benefit is increased by:

•	40% of the lesser of the In-Force Premium or Death Benefit Earnings.
If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 70 and 79 on the Rider Date, the death benefit is increased by:

•	25% of the lesser of the In-Force Premium or Death Benefit Earnings.
For the purpose of calculating the Enhanced Earnings Death Benefit, the following definitions apply:
In-Force Premium equals the Contract Value on the Rider Date plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
Death Benefit Earnings equal the Contract Value minus the In-Force Premium. The Death Benefit Earnings amount will never be less than zero.
An Excess-of-Earnings Withdrawal is the amount of a withdrawal which is in excess of the Death Benefit Earnings in the Contract immediately prior to the withdrawal.
We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit with the death benefit as described under “Death Benefit Payments” below.
The value of the Enhanced Earnings Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Option is right for you.
For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Option, see Appendix B.
None of the death benefits under the Enhanced Death Benefit, the Performance Death Benefit, the Performance Benefit Combination, the Death Benefit Combination, the Income and Death Benefit Combination Option 2, and/or the Enhanced Earnings Death Benefit will ever be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.
DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the

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complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)	transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)	transfer all or a portion of the excess into the Basic Dollar Cost Averaging Option; or

(iii)	transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Basic Dollar Cost Averaging Option.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
If you elected the Enhanced Earnings Death Benefit Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.
If the Enhanced Earnings Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date.
If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.
Only one spousal continuation is allowed under this Contract.
If the New Owner is not your spouse but is a living person, or if there are multiple living-person new Owners, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time).
Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5-year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period.
If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner’s named Beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death.
We reserve the right to offer additional options upon the death of Owner.
If the New Owner is a corporation, trust, or other non- living person:

(a)	The New Owner may elect to receive the death benefit in a lump sum; or

(b)
If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set

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forth in the Transfers provision during this 5-year period. No additional purchase payments may be added to the Contract under this election.
Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant’s death to the date on which the death benefit is paid.
We reserve the right to offer additional options upon the death of Owner.
If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.
Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, the following apply:

1.	The Contract owner may elect to receive the death benefit in a lump sum; or

2.
The Contract owner may elect to apply the death benefit to an Income Plan which must begin within one year of the date of death and must be for a guaranteed number of payments for a period from 5 to 30 years but not to exceed the life expectancy of the owner; or

3.
If the Contract owner does not elect either of the above options within 180 days of the date of the Annuitant’s death, then the Contract will continue as if death had not occurred. If this option is elected, the new Annuitant will be the youngest owner, unless the owner names a different Annuitant.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:

1.	The Contract owner may elect to receive the death benefit in a lump sum; or

2.	If the Contract owner does not elect the above option, then the Owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death.
On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Fidelity ® VIP Government Money Market Portfolio – Initial Class. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5-year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived during this 5 period.
Under any of these options, all ownership rights are available to the Contract owner from the date of the Annuitant’s death to the date on which the death benefit is paid. We reserve the right to offer additional options upon the Death of Annuitant.
The Contract owner has 60 days from the date the company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2 . Any amount included in the Contract owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.
Longevity Reward Rider

We are no longer offering the Longevity Reward Rider as a rider to the contract. The following describes the Longevity Reward Rider for owners who have previously elected to add the rider.
Eligibility.     The Longevity Reward Rider (Long Term Retention Rider in some states) may have been added during the Accumulation Phase if on the date of application for the Rider:

•	the Contract owner’s initial purchase payment is no longer subject to a withdrawal charge; and

•
the Contract owner’s additional purchase payments, if any, would be subject to total withdrawal charges (assuming a current surrender of the Contract) equal to an amount no greater than 0.25% of the current Contract Value.

Mortality and Expense Risk Charge.    If you elected the Rider then, commencing on the Rider Date, we will reduce the maximum mortality and expense risk charge (“M&E charge”) by 0.07%. That means your M&E charge will never be greater than 1.18% (1.31%

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if you select the Enhanced Death Benefit Option, the Performance Death Benefit Option, or the Performance Income Benefit Option, 1.42% if you select the Performance Benefit Combination Option, or the Death Benefit Combination Rider, 1.48% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Death Benefit Combination Option 2. If you elect the Enhanced Earnings Death Benefit Option, an additional 0.20% mortality and expense risk charge will apply. The 0.10% administrative expense charge remains unchanged under this Rider.
Contract Maintenance Charge.    If you elected the Rider, we will waive the contract maintenance charge for the life of the Contract, provided your total Contract Value is $40,000 or more on or after the Rider Date.
Contract Continuation By a Surviving Spouse.    If the surviving spouse continues the Contract as described under the “Death Benefit Payments” subsection in the Death Benefits section of this prospectus, the following provision applies:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in the investment alternatives on the Valuation Date that we receive Due Proof of Death, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account.
Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee.

•	Transfer all or a portion of the excess among the Variable Sub-Accounts;

•	Transfer all or a portion of the excess into the Standard Fixed Account; or

•	Transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.
Any such transfer does not count towards the 12 transfers you can make each Contract Year without paying a transfer fee but is subject to any minimum allocation amount specified in your Contract. All ownership rights under the Contract will then be available to your spouse as the new Contract owner.
New Withdrawal Charge.    If you elected the Rider, we will apply the new withdrawal charge schedule set forth below. That means that we may assess a withdrawal charge of up to 3% of the amount of purchase payments you withdraw after the Rider Date. The withdrawal charge applies to purchase payments made both before the Rider Date (“existing payments”), as well as payments made on or after the Rider Date (“new purchase payments”). The withdrawal charge declines to 0% according to the following schedule:

Existing Purchase Payments	New Purchase Payments
Number of Complete Years Since Rider Date	Number of Complete Years Since We Received the New Purchase Payment Being Withdrawn	Withdrawal Charge (as a Percentage of New or Existing Purchase Payments Withdrawn)
0	0	3%
1	1	2%
2	2	1%
3+	3 +	0%
Once all purchase payments have been withdrawn, additional withdrawals will not be assessed a withdrawal charge. The maximum aggregate early withdrawal charge on existing and new purchase payments withdrawn after the Rider Date is 3% of your purchase payments.
Free Withdrawal Amount.    If you elected the Rider, each Contract Year, you will continue to have the option to make withdrawals of up to 15% of your purchase payments without paying a withdrawal charge. However, under the Rider, the Free Withdrawal Amount is 15% of the amount of purchase payments as of the Rider Date or the most recent Contract Anniversary, whichever is later. As with all withdrawals, we will treat withdrawals as coming from the oldest purchase payments first. Unused portions of the Free Withdrawal Amount do not carry forward to future Contract Years.

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More Information

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company (“Northbrook”) issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook’s assets and became directly liable for Northbrook’s liabilities and obligations with respect to all contracts issued by Northbrook.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

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We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.
We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.
In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.
Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.
Administration.    We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2017 , consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; Donnelley Financial Solutions, Inc. (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601 ; Stacks LLC (f/k/a Jayhawk File Express, LLC) (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601 -2596; TierPoint, LLC (f/k/a Co-

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Sentry.net, LLC) (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (f/k/a Convey Compliance Systems, Inc.) (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.
In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence you send by regular mail to our service center should be sent to P.O. Box 75866 Topeka, KS66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where this prospectus refers to the day when we receive a purchase payment request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then in each case, we are deemed to have received the item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.
NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a tax adviser .

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TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable

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Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Partial Annuitization.    An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the code. We do not currently permit partial annuitization.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.

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Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income.    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer

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identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

1.	Individual Retirement Annuities (IRAs) under Code Section 408(b);

2.	Roth IRAs under Code Section 408A;

3.	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

4.	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

5.	Tax Sheltered Annuities under Code Section 403(b);

6.	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

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“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a tax advisor.
The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this

38

requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer provides a taxpayer identification number and has payment made to a U.S. address.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.
Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the

39

prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. However, recharacterizations of 2017 Roth IRA conversions may be allowed up until October 15, 2018. You should consult with your tax adviser before making such a recharacterization. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek tax advice .
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your tax advisor .
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to

40

salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification. After August 24, 2016, you may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a new self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.

41

Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.

42

Statement of Additional Information
Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
Purchases
Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
Calculation of Accumulation Unit Values
Calculation of Variable Income Payments
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account’s Assets
Premium Taxes
Tax Reserves
Experts
Financial Statements
Appendix A – Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

43

APPENDIX A – ACCUMULATION UNIT VALUES
The following tables show the Accumulation Unit Values for each of the Variable Sub-Accounts for base Contracts without any optional benefit (with a 1.25% mortality and expense risk charge), and Contracts with the Enhanced Earnings
Death Benefit Option and the Income and Death Benefit Combination Option 2 (with a 1.95% mortality and expense risk charge). These two tables represent the lowest and highest combination of charges available under the Contracts. The
Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit
Values for Contracts with each other optional benefit, or available combination thereof. Please contact us at 1-800-457-
7617 to obtain a copy of the Statement of Additional Information.

Accumulation Unit Values are shown since the Variable Sub-Accounts were first offered under the Contracts or since the
Contracts were first offered with the applicable Option(s), if later. The dates the Variable Sub-Accounts were first offered are as follows:

Contracts with the Enhanced Death Benefit, The Performance Income Benefit, or The Performance Death Benefit Option
were first offered under the contracts on October 30, 1995.

Contracts with the Performance Benefit Combination Option was first offered on December 7, 1998.

Contracts with the Death Benefit Combination Option were first offered under the Contracts on May 3, 1999.

Contracts with the Longevity Reward Rider, the Longevity Reward Rider with the Performance Benefit Combination, the
Longevity Reward Rider with the Death Benefit Combination Option, the Longevity Reward Rider and the Enhanced
Death Benefit, the Longevity Reward Rider and the Performance Income Benefit, and the Longevity Reward Rider and
the Performance Death Benefit Option were first offered under the Contracts on June 5, 2000.

Contracts with the Income Benefit Combination Option 2, the Income and Death Benefit Combination Option 2, the
Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2, the Longevity
Reward Rider with the Income Benefit Combination Option 2, and the Longevity Reward Rider with the Income and
Death Benefit Combination Option 2 were first offered under the Contracts on October 30, 2000.

Contracts with the Enhanced Earnings Death Benefit Option, the Enhanced Earnings Death Benefit Option and the
Income Benefit Combination Option 2, the Longevity Reward Rider with the Enhanced Earnings Death Benefit, the
Enhanced Earnings Death Benefit Option and the Enhanced Death Benefit, the Enhanced Earnings Death Benefit Option
and the Performance Income Benefit, the Enhanced Earnings Death Benefit Option and the Performance Death Benefit
Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and Enhanced Death Benefit, the
Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death Benefit Income
Benefit, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Performance Death
Benefit Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income Benefit
Combination Option 2, the Enhanced Earnings Death Benefit Option and the Performance Benefit Combination, the
Enhanced Earnings Death Benefit Option and the Death Benefit Combination Option, the Longevity Reward Rider with the Enhanced Earnings Death Benefit Option and the Income and Death Benefit Combination Option 2 were first offered under the Contracts on December 6, 2000.

A-1

Morgan Stanley Variable Annuity II - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Base Contract
Mortality & Expense = 1.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$14.38100	$8.41418	734,524
2009	$8.41418	$9.99059	574,677
2010	$9.99059	$11.11824	522,469
2011	$11.11824	$11.63535	478,606
2012	$11.63535	$13.45847	394,361
2013	$13.45847	$17.87129	354,304
2014	$17.87129	$19.26968	297,576
2015	$19.26968	$19.28252	265,648
2016	$19.28252	$21.13075	140,627
2017	$21.13075	$24.72541	124,553
AB VPS Growth Portfolio - Class B
2008	$7.77700	$4.40402	218,050
2009	$4.40402	$5.77307	171,828
2010	$5.77307	$6.53842	151,980
2011	$6.53842	$6.51341	115,168
2012	$6.51341	$7.29846	98,293
2013	$7.29846	$9.62909	88,060
2014	$9.62909	$10.73152	88,422
2015	$10.73152	$11.52134	61,175
2016	$11.52134	$11.46412	56,088
2017	$11.46412	$15.17304	49,549
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.07900	$4.20288	241,698
2009	$4.20288	$5.68513	207,861
2010	$5.68513	$6.16038	132,975
2011	$6.16038	$5.87902	123,674
2012	$5.87902	$6.73512	129,115
2013	$6.73512	$9.10336	101,278
2014	$9.10336	$10.22429	111,284
2015	$10.22429	$11.18214	84,813
2016	$11.18214	$11.29236	71,198
2017	$11.29236	$14.67022	69,265
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92520	830,368
2017	$9.92520	$9.85854	770,766
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.94000	$9.02599	40,584
2009	$9.02599	$12.70722	37,505
2010	$12.70722	$14.19902	42,193
2011	$14.19902	$14.64798	43,988
2012	$14.64798	$16.69982	43,337
2013	$16.69982	$17.76565	39,477
2014	$17.76565	$17.52324	36,701
2015	$17.52324	$15.71102	33,772
2016	$15.71102	$18.12820	28,599
2017	$18.12820	$18.52438	0

A-2

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.47700	$9.35277	417,122
2009	$9.35277	$12.51193	389,547
2010	$12.51193	$13.90860	366,646
2011	$13.90860	$14.04967	346,900
2012	$14.04967	$15.61458	323,571
2013	$15.61458	$17.55292	292,094
2014	$17.55292	$18.11690	241,874
2015	$18.11690	$16.61305	171,381
2016	$16.61305	$18.68945	154,860
2017	$18.68945	$20.22320	154,969
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.26600	$8.85154	175,485
2009	$8.85154	$11.00761	174,463
2010	$11.00761	$12.07585	164,900
2011	$12.07585	$11.79009	144,936
2012	$11.79009	$13.28843	116,422
2013	$13.28843	$16.81542	106,140
2014	$16.81542	$17.77148	83,488
2015	$17.77148	$16.66762	73,680
2016	$16.66762	$19.08545	63,249
2017	$19.08545	$20.40210	57,560
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.61700	$8.33803	80,825
2009	$8.33803	$10.62467	74,140
2010	$10.62467	$13.44067	75,104
2011	$13.44067	$12.76215	75,894
2012	$12.76215	$14.90579	59,268
2013	$14.90579	$20.03521	47,953
2014	$20.03521	$19.87939	40,727
2015	$19.87939	$18.16400	36,017
2016	$18.16400	$23.33111	32,979
2017	$23.33111	$25.47107	31,443
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$17.11600	$10.06776	206,986
2009	$10.06776	$13.61211	194,711
2010	$13.61211	$14.55868	186,983
2011	$14.55868	$12.83623	172,330
2012	$12.83623	$14.97268	146,156
2013	$14.97268	$18.16519	128,732
2014	$18.16519	$15.92658	110,424
2015	$15.92658	$14.69278	100,260
2016	$14.69278	$15.53645	87,046
2017	$15.53645	$17.88753	86,732
Invesco V.I. American Franchise Fund - Series I
2008	$15.97000	$8.03720	306,263
2009	$8.03720	$13.16843	247,793
2010	$13.16843	$15.57033	191,706
2011	$15.57033	$14.41309	157,952
2012	$14.41309	$16.17177	166,944
2013	$16.17177	$22.35886	145,245
2014	$22.35886	$23.92075	128,056
2015	$23.92075	$24.78159	114,612
2016	$24.78159	$25.00467	90,247
2017	$25.00467	$31.41569	78,472

A-3

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.39900	$8.91933	280,399
2009	$8.91933	$12.24985	218,930
2010	$12.24985	$14.77370	175,455
2011	$14.77370	$14.71037	137,482
2012	$14.71037	$17.02429	109,374
2013	$17.02429	$22.55154	109,373
2014	$22.55154	$24.41858	103,827
2015	$24.41858	$21.89224	101,312
2016	$21.89224	$24.94610	78,388
2017	$24.94610	$27.06469	71,088
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.86600	$4.46249	166,645
2009	$4.46249	$5.33068	152,769
2010	$5.33068	$6.07386	125,955
2011	$6.07386	$5.51853	107,942
2012	$5.51853	$6.34344	0
Invesco V.I. Comstock Fund - Series I
2008	$13.82700	$8.77525	953,334
2009	$8.77525	$11.14941	758,616
2010	$11.14941	$12.75749	609,669
2011	$12.75749	$12.35502	516,608
2012	$12.35502	$14.53320	412,929
2013	$14.53320	$19.49658	368,976
2014	$19.49658	$21.04061	330,521
2015	$21.04061	$19.51651	284,127
2016	$19.51651	$22.58638	245,957
2017	$22.58638	$26.26253	228,683
Invesco V.I. Core Equity Fund - Series I
2008	$11.53600	$7.95200	107,630
2009	$7.95200	$10.06543	104,206
2010	$10.06543	$10.87944	89,665
2011	$10.87944	$10.72705	73,893
2012	$10.72705	$12.05200	59,429
2013	$12.05200	$15.36830	46,571
2014	$15.36830	$16.39737	41,644
2015	$16.39737	$15.24402	38,366
2016	$15.24402	$16.58387	27,882
2017	$16.58387	$18.51782	19,576
Invesco V.I. Diversified Dividend Fund - Series I
2008	$44.08900	$27.68516	2,746,257
2009	$27.68516	$33.95232	2,274,233
2010	$33.95232	$37.00919	1,907,895
2011	$37.00919	$36.58807	1,602,513
2012	$36.58807	$42.85556	1,376,998
2013	$42.85556	$55.40349	1,199,578
2014	$55.40349	$61.67230	1,065,674
2015	$61.67230	$62.10269	948,177
2016	$62.10269	$70.34840	833,147
2017	$70.34840	$75.35908	736,525

A-4

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$18.07744	163,085
2012	$18.07744	$20.07738	143,860
2013	$20.07738	$24.79656	124,876
2014	$24.79656	$26.67426	120,489
2015	$26.67426	$25.71291	106,630
2016	$25.71291	$29.20612	91,431
2017	$29.20612	$31.99433	80,501
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$18.89821	828,377
2012	$18.89821	$21.20752	681,945
2013	$21.20752	$25.63198	606,717
2014	$25.63198	$25.46249	529,709
2015	$25.46249	$24.76384	464,448
2016	$24.76384	$26.09794	399,219
2017	$26.09794	$31.64580	355,410
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$29.06200	$16.93424	1,460,052
2009	$16.93424	$19.45407	1,194,325
2010	$19.45407	$21.50947	999,481
2011	$21.50947	$23.24940	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$21.44654	184,522
2014	$21.44654	$21.52424	143,172
2015	$21.52424	$20.56325	128,737
2016	$20.56325	$22.56308	112,587
2017	$22.56308	$23.66381	96,277
Invesco V.I. High Yield Securities Fund - Series I
2008	$14.66800	$11.12413	427,548
2009	$11.12413	$15.86544	375,973
2010	$15.86544	$17.25195	313,316
2011	$17.25195	$17.35978	258,037
2012	$17.35978	$20.35583	231,218
2013	$20.35583	$21.09278	0
Invesco V.I. Income Builder Fund - Series I
2008	$18.66600	$13.57466	304,981
2009	$13.57466	$16.76240	231,860
2010	$16.76240	$18.58368	197,106
2011	$18.58368	$19.81357	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.64900	$9.62569	54,545
2009	$9.62569	$12.36577	56,982
2010	$12.36577	$13.92181	53,914
2011	$13.92181	$12.85943	51,553
2012	$12.85943	$14.07641	36,677
2013	$14.07641	$17.88939	36,135
2014	$17.88939	$18.43211	31,952
2015	$18.43211	$17.45239	30,213
2016	$17.45239	$19.53224	22,643
2017	$19.53224	$22.14605	17,763

A-5

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.67800	$7.69849	20,472
2009	$7.69849	$11.87700	26,201
2010	$11.87700	$14.91375	23,827
2011	$14.91375	$13.33684	22,250
2012	$13.33684	$14.68739	21,348
2013	$14.68739	$19.79454	20,405
2014	$19.79454	$21.03125	21,039
2015	$21.03125	$20.96538	14,658
2016	$20.96538	$20.80341	12,607
2017	$20.80341	$25.06993	13,520
Invesco V.I. S&P 500 Index Fund - Series I
2008	$13.14000	$8.15851	1,014,891
2009	$8.15851	$10.16888	967,647
2010	$10.16888	$11.52485	839,598
2011	$11.52485	$11.58086	715,772
2012	$11.58086	$13.21478	593,807
2013	$13.21478	$17.19766	489,105
2014	$17.19766	$19.22694	451,343
2015	$19.22694	$19.16426	416,504
2016	$19.16426	$21.07380	350,297
2017	$21.07380	$25.21163	308,430
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$30.28100	$12.95798	139,006
2009	$12.95798	$21.71332	127,969
2010	$21.71332	$25.49798	130,180
2011	$25.49798	$20.57361	120,392
2012	$20.57361	$24.34683	93,858
2013	$24.34683	$23.77409	87,674
2014	$23.77409	$22.40225	79,912
2015	$22.40225	$19.73862	72,206
2016	$19.73862	$20.78705	62,839
2017	$20.78705	$27.70078	50,439
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$59.48759	435,643
2015	$59.48759	$50.61578	376,689
2016	$50.61578	$57.56333	331,811
2017	$57.56333	$64.15588	286,091
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$15.20200	$8.30481	241,222
2009	$8.30481	$10.85877	170,464
2010	$10.85877	$11.32213	153,737
2011	$11.32213	$10.75966	132,799
2012	$10.75966	$12.08467	115,037
2013	$12.08467	$13.82390	2,001,539
2014	$13.82390	$13.93239	1,748,862
2015	$13.93239	$12.86648	1,527,391
2016	$12.86648	$13.40235	1,270,504
2017	$13.40235	$15.35323	1,074,389

A-6

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$13.33300	$6.68377	280,879
2009	$6.68377	$10.91700	231,397
2010	$10.91700	$13.23309	180,292
2011	$13.23309	$12.69063	150,192
2012	$12.69063	$14.32006	120,107
2013	$14.32006	$20.91996	95,584
2014	$20.91996	$21.95224	88,653
2015	$21.95224	$24.30868	71,949
2016	$24.30868	$23.59121	63,674
2017	$23.59121	$33.31879	58,765
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.60300	$9.76982	151,607
2009	$9.76982	$15.19657	121,157
2010	$15.19657	$19.83804	99,931
2011	$19.83804	$18.17869	94,780
2012	$18.17869	$19.49296	65,173
2013	$19.49296	$26.44106	48,293
2014	$26.44106	$26.59980	40,822
2015	$26.59980	$24.69549	36,906
2016	$24.69549	$22.22565	33,140
2017	$22.22565	$30.42873	35,235
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$27.99600	$17.15286	133,656
2009	$17.15286	$21.72099	113,009
2010	$21.72099	$27.85090	94,331
2011	$27.85090	$29.10487	82,292
2012	$29.10487	$33.26079	69,746
2013	$33.26079	$33.48871	58,991
2014	$33.48871	$42.85998	50,638
2015	$42.85998	$43.20313	38,398
2016	$43.20313	$45.52964	32,148
2017	$45.52964	$46.31763	27,473
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$40.91200	$26.93279	1,193,798
2009	$26.93279	$31.68988	955,383
2010	$31.68988	$33.43056	801,809
2011	$33.43056	$38.28425	660,885
2012	$38.28425	$44.82821	553,926
2013	$44.82821	$52.14763	493,945
2014	$52.14763	$55.22846	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$15.96700	$8.05543	239,927
2009	$8.05543	$13.46782	209,386
2010	$13.46782	$16.74550	169,005
2011	$16.74550	$15.31018	140,791
2012	$15.31018	$16.89399	105,279
2013	$16.89399	$17.96175	0

A-7

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$57.03600	$32.24190	696,851
2009	$32.24190	$40.62980	569,212
2010	$40.62980	$42.98187	470,005
2011	$42.98187	$38.31785	390,092
2012	$38.31785	$44.79882	323,607
2013	$44.79882	$56.35394	282,019
2014	$56.35394	$50.51876	250,207
2015	$50.51876	$47.26281	218,938
2016	$47.26281	$45.44482	187,281
2017	$45.44482	$55.14636	164,952
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$11.99300	$6.64528	233,448
2009	$6.64528	$6.35671	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$27.71300	$24.90216	1,984,019
2009	$24.90216	$30.11472	1,657,652
2010	$30.11472	$32.46719	1,429,951
2011	$32.46719	$33.63716	1,128,338
2012	$33.63716	$37.86185	954,539
2013	$37.86185	$37.73764	814,871
2014	$37.73764	$40.13032	708,185
2015	$40.13032	$38.76387	620,266
2016	$38.76387	$40.95401	540,803
2017	$40.95401	$43.09238	455,503
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$12.04100	$10.10827	415,568
2009	$10.10827	$10.54744	400,011
2010	$10.54744	$10.65106	348,726
2011	$10.65106	$10.79799	298,954
2012	$10.79799	$11.00841	236,775
2013	$11.00841	$10.90350	201,898
2014	$10.90350	$10.87886	168,208
2015	$10.87886	$10.71601	146,404
2016	$10.71601	$11.11056	131,452
2017	$11.11056	$11.09843	125,007
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$15.45700	$15.62329	3,384,187
2009	$15.62329	$15.41769	2,212,207
2010	$15.41769	$15.21251	1,501,511
2011	$15.21251	$15.01057	1,319,235
2012	$15.01057	$14.81033	1,092,697
2013	$14.81033	$14.61319	845,326
2014	$14.61319	$14.41867	732,608
2015	$14.41867	$14.22675	649,507
2016	$14.22675	$14.16438	0

A-8

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$71.27300	$36.82727	1,314,636
2009	$36.82727	$62.24666	1,072,182
2010	$62.24666	$78.45873	905,423
2011	$78.45873	$72.18938	767,085
2012	$72.18938	$80.03010	649,502
2013	$80.03010	$119.03481	573,933
2014	$119.03481	$124.14442	504,532
2015	$124.14442	$133.01400	443,370
2016	$133.01400	$126.76525	390,447
2017	$126.76525	$186.85119	340,128
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$43.36200	$32.52060	1,437,064
2009	$32.52060	$38.41734	1,172,614
2010	$38.41734	$40.48525	1,008,179
2011	$40.48525	$36.76340	818,621
2012	$36.76340	$38.77377	666,856
2013	$38.77377	$41.35775	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.19812	40,555
Putnam VT Growth and Income Fund - Class IB
2008	$12.08600	$7.30967	71,743
2009	$7.30967	$9.36159	64,896
2010	$9.36159	$10.56410	52,619
2011	$10.56410	$9.93896	42,897
2012	$9.93896	$11.68187	30,034
2013	$11.68187	$15.63720	35,028
2014	$15.63720	$17.08334	30,577
2015	$17.08334	$15.58552	27,896
2016	$15.58552	$17.68633	24,694
2017	$17.68633	$18.50316	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05752	22,869
2017	$10.05752	$12.98963	17,287
Putnam VT International Equity Fund - Class IB
2008	$12.52600	$6.92635	244,382
2009	$6.92635	$8.51679	202,446
2010	$8.51679	$9.24511	172,488
2011	$9.24511	$7.57669	138,205
2012	$7.57669	$9.11308	117,159
2013	$9.11308	$11.51475	105,985
2014	$11.51475	$10.59036	89,678
2015	$10.59036	$10.46300	90,380
2016	$10.46300	$10.06981	70,891
2017	$10.06981	$12.57599	67,370
Putnam VT Small Cap Value Fund - Class IB
2008	$14.13700	$8.45740	39,650
2009	$8.45740	$10.97505	31,406
2010	$10.97505	$13.64152	26,570
2011	$13.64152	$12.82281	25,505
2012	$12.82281	$14.86272	14,591
2013	$14.86272	$20.47136	12,798
2014	$20.47136	$20.89041	10,145
2015	$20.89041	$19.73658	7,282
2016	$19.73658	$24.82636	6,830
2017	$24.82636	$26.42249	7,574

A-9

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.50100	$4.03834	89,897
2009	$4.03834	$6.52997	96,902
2010	$6.52997	$7.78238	90,694
2011	$7.78238	$6.30774	92,848
2012	$6.30774	$7.10838	55,765
2013	$7.10838	$10.07962	46,400
2014	$10.07962	$10.91117	44,415
2015	$10.91117	$10.10678	35,871
2016	$10.10678	$10.17093	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

A-10

Morgan Stanley Variable Annuity II - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With The Enhanced Earnings Death Benefit Option And Income and Death Benefit Combination Option 2
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.17600	$7.65521	2,527
2009	$7.65521	$9.02600	2,559
2010	$9.02600	$9.97477	2,243
2011	$9.97477	$10.36603	2,053
2012	$10.36603	$11.90642	1,925
2013	$11.90642	$15.70016	269
2014	$15.70016	$16.81059	254
2015	$16.81059	$16.70444	235
2016	$16.70444	$18.17824	135
2017	$18.17824	$21.12276	101
AB VPS Growth Portfolio - Class B
2008	$9.02400	$5.07466	2,042
2009	$5.07466	$6.60581	2,007
2010	$6.60581	$7.42942	1,306
2011	$7.42942	$7.34948	1,166
2012	$7.34948	$8.17773	1,057
2013	$8.17773	$10.71394	783
2014	$10.71394	$11.85730	757
2015	$11.85730	$12.64121	229
2016	$12.64121	$12.49091	203
2017	$12.49091	$16.41713	155
AB VPS Large Cap Growth Portfolio - Class B
2008	$8.40800	$4.95710	1,295
2009	$4.95710	$6.65858	1,192
2010	$6.65858	$7.16491	1,126
2011	$7.16491	$6.79006	988
2012	$6.79006	$7.72446	906
2013	$7.72446	$10.36779	778
2014	$10.36779	$11.56321	562
2015	$11.56321	$12.55831	87
2016	$12.55831	$12.59386	75
2017	$12.59386	$16.24735	36
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.87880	608
2017	$9.87880	$9.74417	581
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.63400	$8.73323	0
2009	$8.73323	$12.20940	0
2010	$12.20940	$13.54764	0
2011	$13.54764	$13.87876	0
2012	$13.87876	$15.71225	0
2013	$15.71225	$16.59849	0
2014	$16.59849	$16.25778	0
2015	$16.25778	$14.47470	0
2016	$14.47470	$16.58553	0
2017	$16.58553	$16.90937	0

A-11

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.13800	$9.05373	620
2009	$9.05373	$12.02746	552
2010	$12.02746	$13.27686	0
2011	$13.27686	$13.31817	0
2012	$13.31817	$14.69812	0
2013	$14.69812	$16.40746	0
2014	$16.40746	$16.81648	0
2015	$16.81648	$15.31295	0
2016	$15.31295	$17.10707	0
2017	$17.10707	$18.38225	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$13.90300	$8.56612	353
2009	$8.56612	$10.57838	342
2010	$10.57838	$11.52407	25
2011	$11.52407	$11.17302	27
2012	$11.17302	$12.50490	26
2013	$12.50490	$15.71362	25
2014	$15.71362	$16.49119	25
2015	$16.49119	$15.35891	26
2016	$15.35891	$17.46457	26
2017	$17.46457	$18.53958	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.38300	$8.12618	273
2009	$8.12618	$10.28244	276
2010	$10.28244	$12.91710	260
2011	$12.91710	$12.17961	255
2012	$12.17961	$14.12595	252
2013	$14.12595	$18.85466	0
2014	$18.85466	$18.57746	0
2015	$18.57746	$16.85594	0
2016	$16.85594	$21.50042	0
2017	$21.50042	$23.30921	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.67900	$9.74227	289
2009	$9.74227	$13.08017	286
2010	$13.08017	$13.89227	21
2011	$13.89227	$12.16329	22
2012	$12.16329	$14.08856	25
2013	$14.08856	$16.97341	24
2014	$16.97341	$14.77775	24
2015	$14.77775	$13.53777	29
2016	$13.53777	$14.21552	31
2017	$14.21552	$16.25293	0
Invesco V.I. American Franchise Fund - Series I
2008	$6.97500	$3.48570	2,548
2009	$3.48570	$5.67128	2,459
2010	$5.67128	$6.65901	2,195
2011	$6.65901	$6.12116	1,915
2012	$6.12116	$6.82005	7,474
2013	$6.82005	$9.36358	4,134
2014	$9.36358	$9.94779	3,732
2015	$9.94779	$10.23387	1,345
2016	$10.23387	$10.25416	1,225
2017	$10.25416	$12.79371	928

A-12

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.77100	$8.49569	2,499
2009	$8.49569	$11.58666	2,427
2010	$11.58666	$13.87650	1,973
2011	$13.87650	$13.72081	1,805
2012	$13.72081	$15.76805	1,675
2013	$15.76805	$20.74187	748
2014	$20.74187	$22.30243	721
2015	$22.30243	$19.85546	192
2016	$19.85546	$22.46777	189
2017	$22.46777	$24.20638	138
Invesco V.I. Capital Appreciation Fund - Series I
2008	$8.90100	$5.01480	6,872
2009	$5.01480	$5.94869	6,827
2010	$5.94869	$6.73079	6,704
2011	$6.73079	$6.07281	5,971
2012	$6.07281	$6.96473	0
Invesco V.I. Comstock Fund - Series I
2008	$13.28900	$8.37489	1,654
2009	$8.37489	$10.56651	1,725
2010	$10.56651	$12.00626	1,393
2011	$12.00626	$11.54651	1,378
2012	$11.54651	$13.48721	1,320
2013	$13.48721	$17.96724	0
2014	$17.96724	$19.25488	0
2015	$19.25488	$17.73547	0
2016	$17.73547	$20.38242	0
2017	$20.38242	$23.53510	0
Invesco V.I. Core Equity Fund - Series I
2008	$11.39900	$7.80426	1,289
2009	$7.80426	$9.80953	1,180
2010	$9.80953	$10.52894	1,144
2011	$10.52894	$10.30920	1,061
2012	$10.30920	$11.50156	990
2013	$11.50156	$14.56415	763
2014	$14.56415	$15.43096	543
2015	$15.43096	$14.24548	181
2016	$14.24548	$15.38976	178
2017	$15.38976	$17.06498	141
Invesco V.I. Diversified Dividend Fund - Series I
2008	$11.98300	$7.47219	5,782
2009	$7.47219	$9.09975	5,754
2010	$9.09975	$9.84993	5,670
2011	$9.84993	$9.67006	2,173
2012	$9.67006	$11.24734	1,954
2013	$11.24734	$14.43915	1,045
2014	$14.43915	$15.96082	1,028
2015	$15.96082	$15.96009	641
2016	$15.96009	$17.95347	165
2017	$17.95347	$19.09848	127

A-13

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.38926	1,202
2012	$13.38926	$14.76655	1,188
2013	$14.76655	$18.11028	0
2014	$18.11028	$19.34577	0
2015	$19.34577	$18.51843	0
2016	$18.51843	$20.88794	0
2017	$20.88794	$22.72293	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.76417	2,925
2012	$9.76417	$10.88071	2,777
2013	$10.88071	$13.05904	1,754
2014	$13.05904	$12.88218	1,723
2015	$12.88218	$12.44128	767
2016	$12.44128	$13.02032	269
2017	$13.02032	$15.67840	207
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.44200	$8.93500	4,180
2009	$8.93500	$10.19294	4,153
2010	$10.19294	$11.19133	3,696
2011	$11.19133	$12.06903	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$11.63608	0
2014	$11.63608	$11.59678	0
2015	$11.59678	$11.00172	0
2016	$11.00172	$11.98770	0
2017	$11.98770	$12.48508	0
Invesco V.I. High Yield Securities Fund - Series I
2008	$8.29900	$6.25043	0
2009	$6.25043	$8.85235	0
2010	$8.85235	$9.55887	0
2011	$9.55887	$9.55170	0
2012	$9.55170	$11.12188	0
2013	$11.12188	$11.49893	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.21800	$10.26737	1,152
2009	$10.26737	$12.59004	1,153
2010	$12.59004	$13.86070	1,199
2011	$13.86070	$14.74434	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.30100	$9.31430	0
2009	$9.31430	$11.88225	0
2010	$11.88225	$13.28420	0
2011	$13.28420	$12.18502	0
2012	$12.18502	$13.24491	0
2013	$13.24491	$16.71531	0
2014	$16.71531	$17.10224	0
2015	$17.10224	$16.08019	0
2016	$16.08019	$17.87133	0
2017	$17.87133	$20.12199	0

A-14

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.30200	$7.44896	0
2009	$7.44896	$11.41192	0
2010	$11.41192	$14.22994	0
2011	$14.22994	$12.63667	0
2012	$12.63667	$13.81899	0
2013	$13.81899	$18.49436	0
2014	$18.49436	$19.51271	0
2015	$19.51271	$19.31588	0
2016	$19.31588	$19.03328	0
2017	$19.03328	$22.77733	0
Invesco V.I. S&P 500 Index Fund - Series I
2008	$10.57800	$6.52201	1,269
2009	$6.52201	$8.07240	1,186
2010	$8.07240	$9.08506	1,140
2011	$9.08506	$9.06566	1,025
2012	$9.06566	$10.27239	930
2013	$10.27239	$13.27528	668
2014	$13.27528	$14.73822	648
2015	$14.73822	$14.58769	197
2016	$14.58769	$15.92966	184
2017	$15.92966	$18.92498	143
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$33.43600	$14.20786	2,002
2009	$14.20786	$23.64174	1,859
2010	$23.64174	$27.56920	1,523
2011	$27.56920	$22.08980	1,481
2012	$22.08980	$25.95831	1,448
2013	$25.95831	$25.17077	836
2014	$25.17077	$23.55280	834
2015	$23.55280	$20.60743	211
2016	$20.60743	$21.55109	204
2017	$21.55109	$28.51947	159
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$16.36279	0
2015	$16.36279	$13.82527	0
2016	$13.82527	$15.61363	0
2017	$15.61363	$17.28082	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$14.12800	$7.66409	2,215
2009	$7.66409	$9.95108	2,130
2010	$9.95108	$10.30343	2,140
2011	$10.30343	$9.72338	2,084
2012	$9.72338	$10.84440	2,029
2013	$10.84440	$12.31864	765
2014	$12.31864	$12.32871	761
2015	$12.32871	$11.30603	302
2016	$11.30603	$11.69499	298
2017	$11.69499	$13.30419	234

A-15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$10.30600	$5.13048	1,563
2009	$5.13048	$8.32149	1,537
2010	$8.32149	$10.01666	1,387
2011	$10.01666	$9.53918	1,237
2012	$9.53918	$10.68870	1,170
2013	$10.68870	$15.50616	916
2014	$15.50616	$16.15780	859
2015	$16.15780	$17.76744	402
2016	$17.76744	$17.12308	163
2017	$17.12308	$24.01562	138
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$17.87900	$9.32407	567
2009	$9.32407	$14.40210	549
2010	$14.40210	$18.66996	175
2011	$18.66996	$16.98916	167
2012	$16.98916	$18.09000	195
2013	$18.09000	$24.36703	0
2014	$24.36703	$24.34228	11
2015	$24.34228	$22.44183	0
2016	$22.44183	$20.05684	0
2017	$20.05684	$27.26866	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$23.78400	$14.46985	1,622
2009	$14.46985	$18.19544	1,705
2010	$18.19544	$23.16796	1,179
2011	$23.16796	$24.04261	1,059
2012	$24.04261	$27.28362	959
2013	$27.28362	$27.27892	677
2014	$27.27892	$34.66923	669
2015	$34.66923	$34.70305	157
2016	$34.70305	$36.31766	139
2017	$36.31766	$36.68929	109
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$11.81800	$7.72587	630
2009	$7.72587	$9.02703	0
2010	$9.02703	$9.45652	0
2011	$9.45652	$10.75412	0
2012	$10.75412	$12.50432	0
2013	$12.50432	$14.44459	0
2014	$14.44459	$15.26426	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$10.97000	$5.49603	0
2009	$5.49603	$9.12474	0
2010	$9.12474	$11.26640	0
2011	$11.26640	$10.22899	0
2012	$10.22899	$11.20822	0
2013	$11.20822	$11.89012	0

A-16

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$13.86500	$7.78296	2,393
2009	$7.78296	$9.73932	2,377
2010	$9.73932	$10.23134	1,878
2011	$10.23134	$9.05753	1,756
2012	$9.05753	$10.51548	1,571
2013	$10.51548	$13.13558	1,276
2014	$13.13558	$11.69324	1,254
2015	$11.69324	$10.86324	805
2016	$10.86324	$10.37269	263
2017	$10.37269	$12.49952	217
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$11.35200	$6.24594	1,812
2009	$6.24594	$5.96158	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$13.25000	$11.82276	4,674
2009	$11.82276	$14.19787	4,224
2010	$14.19787	$15.20024	3,984
2011	$15.20024	$15.63844	3,752
2012	$15.63844	$17.47952	3,515
2013	$17.47952	$17.30064	2,766
2014	$17.30064	$18.26925	2,751
2015	$18.26925	$17.52406	231
2016	$17.52406	$18.38540	215
2017	$18.38540	$19.21082	169
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$10.91400	$9.09776	0
2009	$9.09776	$9.42682	0
2010	$9.42682	$9.45304	0
2011	$9.45304	$9.51677	0
2012	$9.51677	$9.63439	0
2013	$9.63439	$9.47600	0
2014	$9.47600	$9.38863	0
2015	$9.38863	$9.18357	0
2016	$9.18357	$9.45547	0
2017	$9.45547	$9.37944	0
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.46700	$10.50537	1,799
2009	$10.50537	$10.29480	2,060
2010	$10.29480	$10.08694	2,247
2011	$10.08694	$9.88379	2,060
2012	$9.88379	$9.68372	1,948
2013	$9.68372	$9.48816	1,262
2014	$9.48816	$9.29656	1,354
2015	$9.29656	$9.10882	769
2016	$9.10882	$9.04809	0

A-17

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$10.15100	$5.20858	3,698
2009	$5.20858	$8.74235	2,913
2010	$8.74235	$10.94252	2,575
2011	$10.94252	$9.99805	2,342
2012	$9.99805	$11.00645	2,078
2013	$11.00645	$16.25667	1,731
2014	$16.25667	$16.83622	1,668
2015	$16.83622	$17.91326	969
2016	$17.91326	$16.95296	248
2017	$16.95296	$24.81501	207
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.31500	$9.91639	1,054
2009	$9.91639	$11.63275	1,021
2010	$11.63275	$12.17345	553
2011	$12.17345	$10.97738	608
2012	$10.97738	$11.49670	635
2013	$11.49670	$12.23562	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.14824	230
Putnam VT Growth and Income Fund - Class IB
2008	$10.89400	$6.54252	2,353
2009	$6.54252	$8.32063	2,298
2010	$8.32063	$9.32397	1,839
2011	$9.32397	$8.71113	1,717
2012	$8.71113	$10.16714	1,637
2013	$10.16714	$13.51476	625
2014	$13.51476	$14.66162	603
2015	$14.66162	$13.28277	194
2016	$13.28277	$14.96833	194
2017	$14.96833	$15.61976	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04945	260
2017	$10.04945	$12.88901	214
Putnam VT International Equity Fund - Class IB
2008	$13.54300	$7.43650	1,704
2009	$7.43650	$9.08027	2,211
2010	$9.08027	$9.78809	1,617
2011	$9.78809	$7.96574	1,479
2012	$7.96574	$9.51403	1,422
2013	$9.51403	$11.93758	1,067
2014	$11.93758	$10.90262	885
2015	$10.90262	$10.69632	279
2016	$10.69632	$10.22273	267
2017	$10.22273	$12.67821	218
Putnam VT Small Cap Value Fund - Class IB
2008	$13.58700	$8.07154	0
2009	$8.07154	$10.40123	0
2010	$10.40123	$12.83820	0
2011	$12.83820	$11.98365	0
2012	$11.98365	$13.79296	0
2013	$13.79296	$18.86553	0
2014	$18.86553	$19.11737	0
2015	$19.11737	$17.93543	0
2016	$17.93543	$22.40387	0
2017	$22.40387	$23.67840	0

A-18

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$7.53800	$4.65026	2,481
2009	$4.65026	$7.46703	2,200
2010	$7.46703	$8.83715	1,444
2011	$8.83715	$7.11272	1,316
2012	$7.11272	$7.95948	1,297
2013	$7.95948	$11.20783	970
2014	$11.20783	$12.04782	732
2015	$12.04782	$11.08174	235
2016	$11.08174	$11.08339	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

A-19

Appendix B
Calculation Of Enhanced Earnings Death Benefit

Example 1. In this example, assume that the oldest Owner is age 65 at the time the Contract is issued and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
Death Benefit Earnings	=	$25,000 ($125,000-$100,000)
Enhanced Earnings Death Benefit	=	40% × $25,000 = $10,000
Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.
Example 2. In the second example, assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. At the time the withdrawal is taken, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the Death Benefit Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
Death Benefit Earnings	=	$19,000 ($114,000-$95,000)
Enhanced Earnings Death Benefit	=	40%× $19,000 = $7,600
Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.
Example 3. This third example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Owner is age 75 at the time the Enhanced Earnings Death Benefit is elected. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Option is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. A year later, the Owner dies with a Contract Value of $140,000 on the date we receive Due Proof of Death.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
Death Benefit Earnings	=	$20,000 ($140,000-$120,000)
Enhanced Earnings Death Benefit	=	25% of $20,000 = $5,000
In this example, In-Force Premium is the Contract Value on the date the Rider was issued plus all later withdrawals and minus Excess-of-Earnings withdrawals. Since Death Benefit Earnings are less than In-Force Premium, the Death Benefit Earnings are used to compute the Enhanced Earnings Death Benefit amount.

B-1

40137                                                     MORGAN2

Morgan Stanley Variable Annuity 3
Allstate Life Insurance Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66606-0001
Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566
Telephone Number: 1-800-457-7617
Fax: 1-785-228-4584
Prospectus dated April 30, 2018

Allstate Life Insurance Company (“Allstate Life”) has issued the Morgan Stanley Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract (“Contract”). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference. The Contract is no longer offered for new sales.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
The Contract offers various* investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”) and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisor Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of portfolios (“Portfolios”) of the following mutual funds (“Funds”):

AB Variable Products Series Fund, Inc. - Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds Series I & II Shares)
Fidelity® Variable Insurance Products (Service Class 2)
Franklin Templeton Variable Insurance Products Trust
(Class 2 Shares)
Morgan Stanley Variable Fund, Inc. (Class I & II Shares) Morgan Stanley Variable Investment Series (Class Y Shares) Putnam Variable Trust (Class IB Shares)
*Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see the “Investment Alternatives” section of this prospectus for more information.
We (Allstate Life) have filed a Statement of Additional Information, dated April 30, 2018 , with the Securities and Exchange Commission (“SEC”). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES
The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed upon the accuracy or adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

Investment in the Contracts involves investment risks, including possible loss of principal.

MORGAN3

(i)

Glossary of Terms

We set forth here definitions of some of the key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the section of the prospectus that uses such terms.
Accumulation Phase: The period of time that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options.
Accumulation Unit: A unit of measurement used to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.
Accumulation Unit Value: The separate value for each Variable Sub-Account’s Accumulation Unit. Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Allstate Life (“we”): The issuer of the Contract. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York.
Annuitant: The individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person.
Automatic Additions Program: A program that may enable you to make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active AssetsTM Account. Please consult your Morgan Stanley Financial Advisor for details.
Automatic Portfolio Rebalancing Program: A program that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary: The natural person(s) or entity(ies) designated as the recipients of the Death Benefit. You may name one or more primary and contingent Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary

•
Primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

•
Contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.

Code - The Internal Revenue Code of 1986, as amended.
Contract*: The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company.
Contract Anniversary: Each twelve-month period from that date of your contract’s issue date.
Contract Owner (“you”): The person or entity who may exercise all of the rights and privileges provided by the Contract.
Contract Value: During the Accumulation Phase, the contract value is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
Contract Year: The period of time measured from the date we issue your Contract or a “Contract Anniversary.”
Death Benefit Anniversary: Every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
Death Benefit Combination Option: Under this option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option.
Dollar Cost Averaging: An Investment option that offers the Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.

1

* In certain states the Contract was sold only as a group Contract. In these states, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates unless the context requires otherwise.
Dollar Cost Averaging Fixed Account Options (Basic Dollar Cost Averaging Option): The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. Under this option, purchase payments allocated to the Basic Dollar Cost Averaging Option earn interest for a 1-year period at the current rate in effect at the time of allocation. We credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. Renewal rates will not be less than the minimum guaranteed rate found in the Contract. You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options: Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.
Due Proof of Death: Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Enhanced Earnings Death Benefit Plus Option: An option under which the death benefit largely depends on the amount of earnings that accumulate under your Contract. The Enhanced Earnings Death Benefit Plus Option may not be available in all states.
Excess-of-Earnings Withdrawals: The amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
Fixed Account Options: The Fixed Account consists of our general assets other than those in segregated asset accounts.
Funds : Refers to mutual funds in which each Variable Sub-Account invests.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our service center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Income and Death Benefit Combination Option 2: The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination Option both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract.
Income Benefit Combination Option 2: This Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B). The Income Benefit Combination Option 2 can no longer be added to your Contract.
In-Force Earnings: The Contract Value minus the In-Force Premium equals the In-Force Earnings. The In-Force Earnings amount will never be less than zero.
In-Force Premium: The Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract (“Rider Date”) plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date equals In-Force Premium. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.
Income Plans: A series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan. There are three Income Plans available under the Contract. Each is available to provide: fixed income payments; variable income payments; or a combination of the two.
Investment Alternatives: Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.

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Issue Date: The date we issued your Contract.
Payout Phase: When you receive income payments, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
Payout Start Date: The day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than: the Annuitant’s 99th Birthday, or the 10th Contract Anniversary, if later. You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
Performance Death Benefit Option: An option providing that on each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
Portfolios: Underlying mutual fund(s) in which a Sub-Account of Separate Account invests. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Systematic Withdrawal Program: The option to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.
Tax Qualified Contracts: Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Valuation Date: Another term for “business day,” which refers to each day Monday through Friday that the New York Stock Exchange is open for business.
Variable Account: Consists of multiple Variable SubAccounts, each of which is available under the Contract.
Variable SubAccount: Invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. You may allocate your purchase payments to various Variable Sub-Accounts.
The Contract at a Glance

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

Flexible Payments	We are no longer offering new contracts. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.
Expenses	You will bear the following expenses:

• Total Variable Account annual fees equal to 1.35% of daily net assets (1.48% if you select the Performance Death Benefit Option or 1.59% if you select the Death Benefit Combination Option, or 1.65% if you select the Income Benefit Combination Option 2 or 1.85% if you select the Income and Death Benefit Combination Option 2)

• If you select the Enhanced Earnings Death Benefit Plus Option, you will pay an additional mortality and expense risk charge of 0.15%, 0.25% or 0.35% (depending on the age of the oldest Contract owner (or Annuitant, if the Contract owner is a non-living person) on the date we receive the completed written request to add the Option, (“Rider Application Date”))

• Annual contract maintenance charge of $35 (waived in certain cases)
• Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)
• Transfer fee of $25 after the 12th transfer in any Contract Year (fee currently waived)
• State premium tax (if your state imposes one)
In addition, each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account.
Investment Alternatives	The Contract offers various investment alternatives including:
• Fixed Account Options (which credit interest at rates we guarantee)

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• Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:
• AllianceBernstein L.P.
• Fidelity® Management & Research Company (FMR)
• Franklin Advisers, Inc.
• Franklin Mutual Advisers, LLC
• Invesco Advisers, Inc.
• Morgan Stanley Investment Management Inc.
• Putnam Investment Management, LLC
• Templeton Investment Counsel, LLC
To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-457-7617.
Special Services	For your convenience, we offer these special services:
• Automatic Additions Program
• Automatic Portfolio Rebalancing Program
• Dollar Cost Averaging Program
• Systematic Withdrawal Program
Income Payments	You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:
• life income with payments guaranteed for 120 months
• joint and survivor life income with guaranteed payments
• guaranteed payments for a specified period
Death Benefits	If you die before the Payout Start Date, we will pay the death benefit described in the Contract. We also offer death benefit options.
Transfers
Before the Payout Start Date, you may transfer your Contract value (“Contract Value”) among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to the Standard Fixed Account Option for any Guarantee Period must be at least $500.

We do not currently impose a fee upon transfers. However, we reserve the right to charge $25 per transfer after the 12th transfer in each “Contract Year,” which we measure from the date we issue your Contract or a Contract anniversary (“Contract Anniversary”).

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

How the Contract Works

The Contract basically works in two ways.
First, the Contract can help you (we assume you are the “Contract owner”) save for retirement because you can invest in up to 39 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

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Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income Payments” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary, will exercise the rights and privileges provided by the Contract. See “The Contract.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 1-800-457-7617 if you have any question about how the Contract works.
Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses”, below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Payment Being Withdrawn	0	1	2	3	4	5	6+
Applicable Charge	6%	5%	5%	4%	3%	2%	0%
Annual Contract Maintenance Charge	$35.00**
Transfer Fee	$25***
* Each Contract Year, you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.
** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.
*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.
Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-Account)

	Mortality and Expense Risk Charge	Administrative Expense Charge	Total Variable Account Annual Expense
Base Contract	1.25%	0.10%	1.35%
With the Performance Death Benefit Option	1.38%	0.10%	1.48%
With the Death Benefit Combination Option	1.49%	0.10%	1.59%
With the Income Benefit Combination Option 2*	1.55%	0.10%	1.65%
With the Income and Death Benefit Combination Option 2*	1.75%	0.10%	1.85%

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If the Enhanced Earnings Death Benefit Plus Option is elected with the Base Contract or with one of the Options listed above (assuming age is between 66 and 75 on Rider Application Date)**

	Mortality and Expense Risk Charge	Administrative Expense Charge	Total Variable Account Annual Expense
Base Contract	1.60%	0.10%	1.70%
With the Performance Death Benefit Option	1.73%	0.10%	1.83%
With the Death Benefit Combination Option	1.84%	0.10%	1.94%
With the Income Benefit Combination Option 2*	1.90%	0.10%	2.00%
With the Income and Death Benefit Combination Option 2*	2.10%	0.10%	2.20%
* These options are no longer available to be added to your Contract.
** The mortality and expense risk charge shown for the Enhanced Earnings Death Benefit Plus Option reflects a charge of 0.35% for the Option, assuming the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 66 and 75 on the Rider Application Date. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between 56 and 65 on the Rider Application Date, the charge for the Option is 0.25%. If the age of the oldest Owner (or Annuitant if the Contract owner is a non-living person) is 55 or younger on the Rider Application Date, the charge for the Option is 0.15%.
PORTFOLIO ANNUAL EXPENSE – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses may vary from year to year. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.51%	1.82%

(1)	Expenses are shown as a percentage of portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2017 .
EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated,

•	earned a 5% annual return on your investment,

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Portfolio Operating Expenses as listed in the Expense Table, and these remain the same each year*

•	elected the Income and Death Benefit Combination Option 2 and the Enhanced Earnings Death Benefit Plus Option (Age 66-75).
The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

•	You make no transfers, or other transactions for which we charge a fee.
Amounts shown in the examples are rounded to the nearest dollar.
* Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

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	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,044	$1,837	$2,537	$4,524
If you annuitize your annuity at the end of the applicable time period:	$444	$1,337	$2,237	$4,524
If you do not surrender your annuity:	$444	$1,337	$2,237	$4,524
Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call the “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Attached as Appendix B to this prospectus are the tables showing the Accumulation Unit Values of each Variable Sub-Account for the highest and lowest available Contract charge combinations. The Accumulation Unit Values for all other available combinations of charges appear in the Statement of Additional Information.
To obtain additional detail on each of the Variable Sub-Account’s financial statements, please refer to the financial statements, which are comprised of the financial statements of the underlying Sub-accounts, contained in the Statement of Additional Information.
The consolidated financial statements of Allstate Life appear in the Statement of Additional Information.

The Contract

CONTRACT OWNER
The Variable Annuity 3 is a contract between you, the Contract owner, and Allstate Life, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan you want to use to receive retirement income,

•	the owner, while the Annuitant is alive,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•	the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

•	any other rights that the Contract provides.
If you die, any surviving Contract owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.
The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract owner is a grantor trust, the Contract owner will be considered a non-living person for purposes of this section and the Death Benefits section. The age of the oldest Contract owner and Annuitant cannot exceed 90 as of the date we receive the completed application or request to select a new Contract owner.
Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract owner.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract.
ANNUITANT
The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a living person. The age of the oldest Annuitant cannot exceed 90 as of the date we receive the completed application.
You initially designate an Annuitant in your application. If the Contract owner is a living person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the

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Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.
BENEFICIARY
You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner subject to the Death of Owner provision if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.
A contingent Beneficiary is the person selected by the Contract owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made we make or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

•	your spouse or, if he or she is no longer alive,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons for the above purposes.
Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.
MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
No owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with your attorney before trying to assign your Contract.

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Purchases

MINIMUM PURCHASE PAYMENTS
You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Active AssetsTM Account. Please consult your Morgan Stanley Financial Advisor for details.
ALLOCATION OF PURCHASE PAYMENTS
You must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.
We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our service center in Good Order . We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date. There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.
With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
Contract Value

Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

•	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

•	the deduction of amounts reflecting the mortality and expense risk charge and administrative expense charge
We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.
We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

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You should refer to the prospectuses for the Funds that accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub- Account and, therefore, your Contract Value.
Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the prospectuses for the Funds.
The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice.
You should carefully consider the investment objectives, risks, charges and expenses of the underlying Portfolios when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617.

Portfolio:	Investment Objective:	Investment Advisor:
Morgan Stanley Variable Investment Series
Morgan Stanley VIS European Equity Portfolio – Class Y	The Fund seeks to maximize the capital appreciation of its investments.	Morgan Stanley Investment Management, Inc.
Morgan Stanley VIS Income Plus Portfolio – Class Y
The Fund seeks as a primary objective to provide a high level of current income by investing primarily in U.S. government securities and other fixed-income securities. As a secondary objective, the Fund seeks capital appreciation but only when consistent with its primary objective.

Morgan Stanley VIS Limited Duration Portfolio – Class Y(2)	The Fund seeks to provide a high level of current income, consistent with the preservation of capital.
Morgan Stanley VIS Multi Cap Growth Portfolio – Class Y
The Fund seeks as a primary objective growth of capital through investments in common stocks of companies believed by the Adviser to have potential for superior growth. As a secondary objective the Fund seeks income but only when consistent with its primary objective.

Morgan Stanley Variable Insurance Funds, Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley Investment Management, Inc.
Morgan Stanley VIF Global Infrastructure Portfolio – Class II	The Fund seeks both capital appreciation and current income.
Morgan Stanley VIF Global Strategist Portfolio, Class I & Class II(1)	The Fund seeks total return.
Morgan Stanley VIF Growth Portfolio, Class I	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I(5)
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series I	Long-term capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund – Series II	Long-term capital appreciation.
Invesco V.I. American Value Fund – Series I	Total return through growth of capital and current income.
Invesco V.I. Comstock Fund – Series II	Total return through growth of capital and current income.
Invesco V.I. Core Equity Fund – Series I(7)
Long-term growth of capital by focusing on growth/value anomalies – companies with above-average growth prospects that are trading at below-average valuations. The fund may act as a conservative cornerstone within a diversified portfolio.

Invesco V.I. Diversified Dividend Fund – Series II
Provide reasonable current income and long-term growth of income and capital. The fund will normally invest at least 80% of its assets in common stocks of companies which pay dividends and have the potential for increasing dividends. The Investment Adviser initially employs a quantitative screening process in an attempt to identify a number of common stocks which are undervalued and pay dividends.

Invesco V.I. Equity and Income Portfolio – Series II	Current income and, secondarily, capital appreciation.

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Portfolio:	Investment Objective:	Investment Advisor:
Invesco V.I. Global Core Equity Fund – Series II(3)
Long-term growth of capital by investing in a diversified portfolio consisting primarily of equity securities of foreign issuers that are, in the portfolio managers’ view, attractively valued relative to current or projected earnings, or the current market value of assets owned by the company.
Invesco Advisers, Inc.
Invesco V.I. High Yield Fund – Series II	Total return comprised of current income and capital appreciation by investing primarily in publicly traded debt securities rated below investment grade.
Invesco V.I. Mid Cap Core Equity Fund – Series I(4)	Long-term capital growth by investing in mid-size U.S. companies.
Invesco V.I. Mid Cap Growth Fund – Series II
Seeks capital growth by investing primarily in common stocks of mid-cap companies that management believes can generate sustainable growth in revenue, earnings and cash flow that is not fully reflected in investor expectations or equity valuations.

Invesco V.I. S&P 500 Index Fund – Series II	Seeks to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's® 500 Composite Stock Price Index.
AB Variable Products Series Fund, Inc.
AB VPS Growth and Income Portfolio – Class B	Long-term growth of capital.	AllianceBernstein L.P.
AB VPS Growth Portfolio – Class B	Long-term growth of capital.
AB VPS Large Cap Growth Portfolio - Class B	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust
FTVIP Franklin Income VIP Fund – Class 2(8)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc.
FTVIP Franklin Mutual Shares VIP Fund – Class 2
Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Mutual Advisers, LLC
FTVIP Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel, LLC
Putnam Variable Trust
Putnam VT Equity Income Fund - Class IB	Seeks capital growth and current income.	Putnam Investment Management, LLC
Putnam VT Growth Opportunities Fund – Class IB(6)	Seeks capital appreciation.
Putnam VT International Equity Fund – Class IB	Seeks capital appreciation.
Putnam VT Small Cap Value Fund – Class IB	Seeks capital appreciation.
Fidelity® Variable Insurance Products
Fidelity® VIP Government Money Market Portfolio – Service Class 2	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® Management & Research Company (FMR)

(1)	Effective on May 17, 2013, the VIF Global Strategist Portfolio - Class I & Class II was closed to new investors.

(2)
Effective November 19, 2010, Morgan Stanley VIS Limited Duration Portfolio – Class X was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(3)
Effective as of October 18, 2013, the Invesco V.I. Global Core Equity – Series II Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(5)
Effective as of February 23, 2016, the VIF U.S. Real Estate Portfolio, Class I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6)	Effective November 18, 2016, the Putnam VT Voyager Fund – Class IB was merged into the Putnam VT Growth Opportunities Fund – Class IB.

(7)
Effective as of December 23, 2016, the Invesco V.I. Core Equity Fund – Series I was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

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(8)
Effective at the close of business April 21, 2017, the FTVIP Franklin High Income VIP Fund - Class 2 was closed for new purchase payment allocations to all Contract owners. Effective April 28, 2017, the FTVIP Franklin Income VIP Fund - Class 2 was liquidated. On the liquidation date, the Portfolio was no longer available under your Annuity contract, and any contract value allocated to this liquidated Portfolio was transferred, as of the close of business on the liquidation date to one of the default transfer portfolios. If you are in a Model Portfolio Option, your contract value was transferred to the PIMCO Real Return Portfolio - Advisor Shares. If you are not in a Model Portfolio, your contract value was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

For a period of 60 days after the liquidation date, any Contract Value that was transferred to the PIMCO Real Return Portfolio - Advisor Shares (if you are in a Model Portfolio Option) or the Fidelity® VIP Government Money Market Portfolio - Service Class 2 (if you are not in a Model Portfolio Option) as the result of the liquidation can be transferred free of charge and will not count as one of your annual free transfers. If you are in a Model Portfolio Option, any transfer out of the PIMCO Real Return Portfolio - Advisor Shares must comply with the investment requirements of that Model Portfolio Option. It is important to note that any Portfolio into which you make your transfer will be subject to the transfer limitations described in this prospectus.
Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.
Investment Alternatives: The Fixed Options

You may allocate all or a portion of your purchase payments to the Fixed Account Options. We currently offer the Standard Fixed Account Option. We also currently offer the 6 and 12 month Dollar Cost Averaging Options described below. The Basic Dollar Cost Averaging Option is currently not available, but we may offer it in the future. Please consult with your Morgan Stanley Financial Advisor for current information.
The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets in the Fixed Accounts subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS
Basic Dollar Cost Averaging Option.    The Basic Dollar Cost Averaging Option is closed to new purchase payments, including automatic additions. In the future, we may offer the Basic Dollar Cost Averaging Option. Under this option, you may establish a Dollar Cost Averaging Program, as described in the “Transfers” section of this prospectus, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.
You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.
6 and 12 Month Dollar Cost Averaging Options.    Under these options, you may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the “6 Month Dollar Cost Averaging Option”) or for 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed rate stated in the Contract.
You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in substantially equal monthly installments using the longest transfer period being offered at the time the purchase payment is made. If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.
At the end of the transfer period, any residual amount in the Six-Month Dollar Cost Averaging Fixed Account or the Twelve-Month Dollar Cost Averaging Fixed Account will be automatically transferred to the Money Market Variable Sub-Account. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Fixed Account will begin within 30 days after the date we receive the payment. If we do not receive an allocation instruction from you within 30 days of when we receive payment, the purchase payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments within the selected transfer period until we receive a different allocation instruction.
You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

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Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.
We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options.
STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.
Interest Rates.    We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.
We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For availability and current interest rate information, please contact your financial advisor or Allstate Life at 1-800-457-7617. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.
After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, we will notify the owner of the interest rate(s) for the Contract Year then starting.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.
We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

1.	25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

2.	25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.
These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

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We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable
Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.
We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

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TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.
You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase fixed amount income payments. Your transfers must be at least 6 months apart.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800- 457-7617 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.
We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fund A Variable Sub-Account and 60% to be in the Fund B Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fund A Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fund A Variable Sub-Account and use the money to buy more units in the Fund B Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.
The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

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Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.
Expenses

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.
The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit Combination Option 2, 1.68% if you select the Income and Performance Death Benefit Option (State of Washington only) and 1.75% if you select the Income and Death Benefit Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, Income and Performance Death Benefit Option and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.
If you select the Enhanced Earnings Death Benefit Plus Option, the mortality and expense risk charge will include an additional 0.15% for the option if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger, and an additional 0.25% if on the Rider Application Date, the oldest Owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65, and an additional 0.35% if, on the Rider Application Date, the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75. We charge the additional fees for the Enhanced Earnings Death Benefit Plus Option to compensate us for the additional risk that we accept by providing the option.
We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.
ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.
TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. A schedule showing how the withdrawal charge declines over the 6-year period is shown in the “Expense Table” section of this prospectus. During each Contract Year, you can withdraw all remaining purchase payments beyond the withdrawal charge period or up to 15% of the aggregate amount of your purchase payments as of the

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beginning of the Contract Year, whichever is greater, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.
We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first and then from earnings. Therefore, additional purchase payments may reduce your ability to withdraw earnings without incurring a withdrawal charge. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.
We do not apply a withdrawal charge in the following situations:

•	on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

•	the death of the Contract owner or Annuitant (unless the Contract is continued); and

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.
Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract.

Our status under the Code is briefly described in the “Taxes” section.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of Portfolio annual expenses, see the “Expense Table” section of this prospectus. We may receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
Access to Your Money

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You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the “Income Payments” section of this prospectus.
You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none are named, then we will withdraw the amount proportionately from the investment alternatives according to the value of your investments therein. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.
The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:
1.The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;
2.An emergency exists as defined by the SEC; or
3.The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner’s bank account or Morgan Stanley Account. Please consult with your Morgan Stanley Financial Advisor for details.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If the amount you withdraw reduces your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract’s value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawals and other charges and applicable taxes.
Income Payments

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PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

•	the Annuitant’s 99th Birthday, or

•	the 10th Contract Anniversary, if later.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of scheduled payments to you or someone you designate. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the investment in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.
Three Income Plans are available under the Contract. Each is available to provide:

•	fixed income payments;

•	variable income payments; or

•	a combination of the two.
The three Income Plans are:
Income Plan 1 – Life Income With Payments Guaranteed for 120 Months.    Under this plan, we make monthly income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the 120 months guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.
Income Plan 2 –Joint and Survivor Life Income.     Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive. No income payments will be made after the death of both the Annuitant and the joint Annuitant.
Income Plan 3 – Guaranteed Payments For a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.
The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.
We deduct applicable premium taxes from the contract value at the Payout Start Date. We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.
If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under these Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.
Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply.
You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to

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apply any portion of your Fixed Account Options balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments.
We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•	terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	we may reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.
In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1.	deducting any applicable premium tax; and

2.	applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.
We may defer making fixed income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
INCOME BENEFIT COMBINATION OPTION 2
The Income Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract Owners who have previously elected this option. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base (“Income Base”) (which is the greater of Income Base A or Income Base B), described below.
Eligibility.     To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•	You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the “Rider Date”);

•	The Payout Start Date must occur during the 30 day period following a Contract Anniversary; and

•
You must apply the Income Base to fixed income payments or variable income payments as we may permit from time to time. Currently, you must elect to receive fixed income payments, which will be calculated using the appropriate Guaranteed Income Payments Table provided in your Contract; and

•	The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

1.	10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied; or

2.	5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.
If your current Contract Value is higher than the value calculated under Income Benefit Combination Option 2, you can apply the Contract Value to any Income Plan.
INCOME BASE
The Income Base is the greater of Income Base A or Income Base B.

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The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option (“guaranteed income benefit”) and does not provide a Contract Value or guarantee performance of any investment option.
Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase payment. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.
In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.
We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.
Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a living person).
Withdrawal Adjustment.    The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:

1)	= the withdrawal amount

2)	= the Contract Value immediately prior to the withdrawal, and

3)	= the most recently calculated Income Base
The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.
As described above, you may currently apply the Income Base only to receive period certain fixed income payments. If, however, you apply the Contract Value and not the Income Base to an Income Plan, then you may select fixed and/or variable income payments under any Income Plan we offer at that time. If you expect to apply your Contract Value to variable and/or fixed income payment options, or you expect to apply your Contract Value to current annuity payment rates then in effect, electing the Income Benefit Combination Option 2 may not be appropriate.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment- related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.
Death Benefits

We will pay a death benefit if, prior to the Payout Start Date, any Contract owner (or Annuitant, if the Contract owner is a non-living individual) dies.
We will pay the death benefit to the new Contract owner (“New Owner”) who is determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).
A request for payment of the death benefit must include “Due Proof of Death.” We will accept the following documentation as Due Proof of Death:

•	a certified copy of a death certificate,

•	a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

•	any other proof acceptable to us.
DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1.	the Contract Value as of the date we determine the death benefit, or

2.	the sum of all purchase payments made less any withdrawals, and less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

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3.
the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any withdrawals, and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the Contract Value as of the date we determine the death benefit. We reserve the right to waive the 180 day limit on a non-discriminatory basis.
A “Death Benefit Anniversary” is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.
We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.
Where there are multiple beneficiaries, we will value the death benefit at the time the first beneficiary submits a complete request for payment of the death benefit. Any death benefit amounts attributable to any beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
The Performance Death Benefit Option and Death Benefit Combination Option are optional benefits that you may elect. Please note, once you have selected an optional income or death benefit (each an “option”), your ability to select a different option may be limited. The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. Please consult with your financial advisor concerning any such limitations before selecting any option. We may discontinue offering these options at any time.
If the Contract owner is a living person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a living person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of (1) through (3) above, or (4) the death benefit option you selected. If we do not receive a complete request for settlement of the death benefit within 180 days of the date of death, the death benefit option will not apply and the death benefit will be equal to the Contract Value as of the date we determine the death benefit. The death benefit options may not be available in all states.
Performance Death Benefit Option.    The Performance Death Benefit on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit.
We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.
We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a living person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.
If you select the Performance Death Benefit Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.
Death Benefit Combination Option.    If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Performance Death Benefit Option described above. Death Benefit A is only available through the Death Benefit Combination options. We sometimes refer to the Death Benefit Combination Option as the “Best of the Best” death benefit option.
Death Benefit A.    Death Benefit A on the date we issue the rider for this option (“Rider Date”) is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest which will accumulate at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

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We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner’s (the Annuitant, if the owner is not a living person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

•
We will reduce the Death Benefit A by a withdrawal adjustment equal to: (i) the Death Benefit A, immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal for any withdrawals since the prior Contract Anniversary; and

•	We will increase Death Benefit A by any additional purchase payments since the prior Contract Anniversary.
If you select the Death Benefit Combination Option, the highest age of any Contract owner and Annuitant as of the date we receive the written request to add the rider cannot exceed age 80.
Income and Death Benefit Combination Option 2.     The Income and Death Benefit Combination Option 2 can no longer be added to your Contract. The following describes the option for Contract owners who have previously elected this option.
The Income and Death Benefit Combination Option 2 combines the features of the Income Benefit Combination Option (described in the “Income Payments” section of this prospectus) with the features of the Death Benefit Combination Option (described above) both calculated until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner, or Annuitant, if the Contract Owner is a non-living person, for purchase payments, withdrawals, and Contract Anniversaries. After which, both are calculated for purchase payments and withdrawal only.
In calculating the benefits payable for all ages, the withdrawal adjustment is equal to: (i) the Death Benefit A, Death Benefit B, or Income Base, as applicable immediately before the withdrawal, multiplied by (ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal.
If you selected the Income and Death Benefit Combination Option 2, the highest age of any Contract Owner and Annuitant as of the date we receive the completed application, or the date we receive the written request to add the rider, whichever is later, cannot exceed age 75.
In the state of Washington only, we offered the Income and Performance Death Benefit Combination Option which combines the features of the Income Benefit Combination Option 2 with the features of the Performance Death Benefit Option. This option can no longer be added to your Contract. The mortality and expense risk charge for the Income and Performance Death Benefit Combination Option is an additional 0.43%.
Enhanced Earnings Death Benefit Plus Option    You may elect the Enhanced Earnings Death Benefit Plus Option alone or together with any other death and/or income benefit option offered under the Contract. If the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 75 or younger as of the Rider Application Date, you may elect the Enhanced Earnings Death Benefit Plus Option. The Enhanced Earnings Death Benefit Plus Option may not be available in all states. We may discontinue offering this option at any time. The Enhanced Earnings Death Benefit Plus Option and the charge for this option will terminate upon the change of Contract owner (or Annuitant if the Contract owner is a non-living person) for reasons other than death. Under the Enhanced Earnings Death Benefit Plus Option, if the oldest Contract owner (or Annuitant if the Contract owner is a non-living person) is age 55 or younger on the Rider Application Date, the death benefit is increased by

•
the lesser of 100% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 50% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 56 and 65 on the date we receive the written request to add this option, the death benefit is increased by:

•
the lesser of 80% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 40% of In-Force Earnings.

If the oldest Contract owner (or the Annuitant if the Contract owner is a non-living person) is between the ages of 66 and 75 on the date we receive the completed application or the date we receive the written request to add this option, whichever is later, the death benefit is increased by:

•
the lesser of 50% of In-Force Premium, excluding purchase payments made after the Rider Date and in the twelve month period immediately preceding the date of death of the Contract owner (or Annuitant if the Contract owner is a non-living person) or 25% of In-Force Earnings.

For purpose of calculating the Enhanced Earnings Death Benefit Plus, the following definitions apply:
In-Force Premium equals the Contract Value on the date the Enhanced Earnings Death Benefit Plus Option is made part of your Contract (“Rider Date”) plus all purchase payments made after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

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In-Force Earnings equal the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.
An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.
We will calculate the Enhanced Earnings Death Benefit Option as of the date we receive Due Proof of Death. We will pay the Enhanced Earnings Death Benefit Plus with the death benefit as described under “Death Benefit Payments” below.
The value of the Enhanced Earnings Death Benefit Plus largely depends on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Enhanced Earnings Death Benefit Plus Option may not be appropriate. For purposes of calculating the Enhanced Earnings Death Benefit Plus, earnings are considered to be withdrawn first before purchase payments. Your Financial Advisor can help you decide if the Enhanced Earnings Death Benefit Plus Option is right for you.
For examples of how the death benefit is calculated under the Enhanced Earnings Death Benefit Plus Option, see Appendix A.
DEATH BENEFIT PAYMENTS
If the sole New Owner is your spouse, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:
On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub- Accounts as of the end of the Valuation Date during which we receive the complete request for settlement of the death benefit except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

(i)	transfer all or a portion of the excess among the Variable Sub-Accounts;

(ii)	transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

(iii)	transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account.
Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.
The surviving spouse may make a single withdrawal of any amount within one year of the date of your death without incurring a withdrawal charge.
If you elected the Enhanced Earnings Death Benefit Plus Option, and your spouse continues the Contract as described above, the Enhanced Earnings Death Benefit Plus Option and the daily charge for this Option will terminate if your spouse is over age 75 on the date the Contract is continued, or if your spouse elects to terminate the Option.
If the Enhanced Earnings Death Benefit Plus Option is not terminated, on the date the Contract is continued, the Rider Date for this Option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract owner on the new Rider Date will be used to determine Enhanced Earnings Death Benefit Plus after the new Rider Date. Also, the age of the oldest Contract owner on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. Only one spousal continuation is allowed under this Contract.
If the New Owner is a living person, and not your spouse, or if there are multiple living person New Owners, the New Owner may:

1.	elect to receive the death benefit in a lump sum, or

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2.	elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

•	the life of the New Owner;

•	for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the New Owner; or

•	over the life of the New Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the New Owner.
If the New Owner does not elect one of the options above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date, if we receive the complete request for settlement of the death benefit after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers section during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.
If the New Owner dies prior to the receiving all of the Contract Value, then the New Owner’s named beneficiary(ies) will receive the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner’s death. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
We reserve the right to offer additional options upon the death of Owner.
If the New Owner is a corporation, trust, or other non- living person:
(a)The New Owner may elect to receive the death benefit in a lump sum; or
(b)If the New Owner does not elect the option above, then the New Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). Unless otherwise instructed by the New Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The New Owner may exercise all rights as set forth in the Transfers provision during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.
We reserve the right to offer additional options upon the death of Owner.
If any New Owner is a non-living person, all New Owners will be considered to be non-living persons for the above purposes.
Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the New Owner from the date of your death to the date on which the death proceeds are paid.
DEATH OF ANNUITANT
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a living person, then the Contract will continue with a new Annuitant as designated by the Contract owner.
If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a non-living person, the following apply:
(a)The Contract owner may elect to receive the death benefit in a lump sum; or
(b)If the Contract owner does not elect the above option, then the Contract owner must receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract owner may then exercise all rights as set forth in the Transfers section during this 5 year period.
No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.
We reserve the right to offer additional options upon Death of Annuitant.
The Contract owner has 60 days from the date the Company receives Due Proof of Death to select an Income Plan without incurring a tax on the entire gain in the Contract. If the Contract owner elects to continue the Contract, they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract owner. An additional 10% federal tax penalty may apply if the Contract owner is under age 59 1/2. Any amount included in the Contract owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

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More Information

ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the state of Illinois. Prior to January 1, 2003, Northbrook Life Insurance Company (“Northbrook”) issued the Contract. Effective January 1, 2003, Northbrook merged with Allstate Life (“Merger”). On the date of the Merger, Allstate acquired from Northbrook all of the Northbrook’s assets and became directly liable for Northbrook’s liabilities and obligations with respect to all contracts issued by Northbrook.
Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.
Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the state of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois 60062.
Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.
THE VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. The Contracts were previously issued through Northbrook Variable Annuity Account II. Effective January 1, 2003, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II combined with Allstate Financial Advisors Separate Account I. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.
We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois insurance law. That means we account for the Variable Account’s income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.
The Variable Account consists of multiple Variable Sub- Accounts, each of which are available under the Contract. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
THE PORTFOLIOS
Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

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We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio’s board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACT
The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) (“Morgan Stanley & Co.”). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority. We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we may pay ongoing annual compensation of up to 1.4% of Contract value. To compensate Morgan Stanley & Co. for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley & Co. an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.’s practices.
We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.
In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.
Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. (“Citi”) established a new broker dealer, Morgan Stanley Smith Barney LLC (“MSSB”), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan Stanley & Co. are now paid to MSSB.
Administration.    We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2017 , consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; Donnelley Financial Solutions, Inc. (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601 ; Stacks LLC (f/k/a Jayhawk File Express, LLC) (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; TierPoint, LLC (f/k/a Co- Sentry.net, LLC) (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (f/k/a Convey Compliance Systems, Inc.) (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508,

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Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.
Correspondence you send by regular mail to our service center should be sent to P.O. Box 75866 Topeka, KS66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where this prospectus refers to the day when we receive a purchase payment request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then in each case, we are deemed to have received the item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We provide information about cyber security risks associated with this Contract in the Statement of Additional Information.
NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.
LEGAL MATTERS
All matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.
Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.
TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. Allstate Life will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

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•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.
Diversification Requirements.     For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of

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annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the cost basis in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Partial Annuitization.    An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under section 72 of the Code. We do not currently permit partial annuitization.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for additional information.
Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income.    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

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•	attributable to investment in the Contract before August 14, 1982.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.
Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form) at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

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TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.
The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations

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on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs)

•	made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a competent tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

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Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Charitable IRA Distributions.     Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.
Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax laws allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. However, recharacterizations of 2017 Roth IRA conversions may be allowed up until October 15, 2018. You should consult with your tax adviser before making such a recharacterization. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

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(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your competent tax advisor.
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets

35

and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification. After August 24, 2016, you may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a new self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.

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Statement of Additional Information
Table of Contents

Additions, Deletions or Substitutions of Investments
The Contract
Purchase of Contracts
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Amount Income Payments
Calculation of Annuity Unit Values
General Matters
Incontestability
Settlements
Safekeeping of the Variable Account’s Assets
Experts
Financial Statements
Appendix A-Accumulation Unit Values
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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Appendix A
Calculation of Enhanced Earnings Death Benefit Plus Amount

Example 1:
Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Plus Option when the Contract is issued. The Owner makes an initial purchase payment of $100,000. After four years, the Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Owner did not make any additional purchase payments or take any withdrawals. The calculation is:

(A) Contract Value:		$125,000.00
(B) Total Purchase Payments		$100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$0.00
(D) In-Force Premium:	(D) = (B) - (C)	$100,000.00
(E) In-Force Earnings:	(E) = (A) - (D)	$25,000.00
(F) Cap:	(F) = 100% × (D)	$100,000.00
(G) Enhanced Earnings Death Benefit Plus*:	(G) = MIN [50% × (E); (F)]	$12,500.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2:
Assume the same facts as above, except that the Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$105,000.00
(2) Total Purchase Payments:		$100,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$0.00
(4) In-Force Premium:		$100,000.00
(5) In-Force Earnings:	(5) = (1) - (4)	$5,000.00
(6) Withdrawal Amount:		$10,000.00
(7) Excess-of Earnings Withdrawal:	(7) = (6) - (5) and cannot be negative	$5,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$5,000.00
The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:		$114,000.00
(B) In-Force Premium (before withdrawal):		$100,000.00
(C) Total Excess-of-Earnings Withdrawals:		$5,000.00
(D) In-Force Premium (after withdrawal):	(D) = (B) - (C)	$95,000.00
(E) In-Force Earnings:	(E) = (A) - (D)	$19,000.00
(F) Cap:	(F) = 100% × (D)	$95,000.00
(G) Enhanced Earnings Death Benefit Plus*:	(G) = MIN [50% × (E); (F)]	$9,500.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($7,600.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 66 and 75 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 25% of the In-Force Earnings ($4,750.00).

A-1

Example 3:
This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Plus Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Owner (or Annuitant if the Contract owner is a non-living person) is age 70 on the Rider Application Date. At the time the Contract is issued, the Owner makes a purchase payment of $100,000. After two years pass, the Owner elects to add the Enhanced Earnings Death Benefit Plus Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Owner makes an additional purchase payment of $40,000. Two years later, the Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.
The calculation of the Total Excess-of-Earnings Withdrawals is:

(1) Contract Value:		$130,000.00
(2) Contract Value on Rider Date:		$110,000.00
(3) Prior Excess-of-Earnings Withdrawals:		$0.00
(4) In-Force Premium:		$110,000.00
(5) In-Force Earnings:	(5) = (1) - (4)	$20,000.00
(6) Withdrawal Amount:		$50,000.00
(7) Excess-of Earnings Withdrawal:	(7) = (6) -(5) and cannot be negative	$30,000.00
(8) Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$30,000.00
The calculation of the Enhanced Earnings Death Benefit Plus is:

(A) Contract Value:		$140,000.00
(B) In-Force Premium (before withdrawal and purchase payment):		$110,000.00
(C) Total Excess-of-Earnings Withdrawals:		$30,000.00
(D) Additional Purchase Payment:		$40,000.00
(E) In-Force Premium (after withdrawal and purchase payment):		$120,000.00
(F) In-Force Earnings:	(F) = (A) - (E)	$20,000.00
(G) Cap:	(G) = 50% × (E)	$60,000.00
(H) Enhanced Earnings Death Benefit Plus*:	(H) = MIN [25% × (F); (G)]	$5,000.00

*
If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been age 55 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 50% of the In-Force Earnings ($10,000.00). If the oldest Owner (or Annuitant if the Contract owner is a non-living person) had been between the ages of 56 and 65 on the Rider Application Date, the Enhanced Earnings Death Benefit Plus benefit would be 40% of the In-Force Earnings ($8,000.00).

A-2

APPENDIX B - ACCUMULATION UNIT VALUES

Appendix B presents the Accumulation Unit Value and number of Accumulation Units outstanding for each Variable Sub-
Account since the Contracts were first offered; for a maximum of 10 years. This Appendix includes Accumulation Unit Values representing the highest and lowest available Contract charge combinations; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of charges. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

Contracts were first offered on June 5, 2000.

Contracts with the Death Benefit Combination Option, with the Income Benefit Combination Option 2, with the
Performance Death Benefit Option and with the Income and Death Benefit Combination Option 2 were first offered under the Contracts on June 5, 2000.

Contracts with the Enhanced Earnings Death Benefit Plus Option and with the Enhanced Earnings Death Benefit Plus and the Income and Death Benefit Combination Option 2 (age 66-75) were first offered under the Contracts on
May 1, 2001.

Contracts with the Income and Performance Death Benefit Option were first offered on June 1, 2002.

Morgan Stanley Variable Annuity 3 - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Base Contract
Mortality & Expense = 1.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.68400	$8.00639	317,530
2009	$8.00639	$9.50640	264,401
2010	$9.50640	$10.57941	224,436
2011	$10.57941	$11.07144	159,339
2012	$11.07144	$12.80620	139,720
2013	$12.80620	$17.00515	106,651
2014	$17.00515	$18.33578	79,017
2015	$18.33578	$18.34799	67,218
2016	$18.34799	$20.10664	60,230
2017	$20.10664	$23.52708	46,558
AB VPS Growth Portfolio - Class B
2008	$7.63900	$4.32594	82,660
2009	$4.32594	$5.67072	70,907
2010	$5.67072	$6.42250	54,607
2011	$6.42250	$6.39794	47,956
2012	$6.39794	$7.16908	42,875
2013	$7.16908	$9.45839	35,778
2014	$9.45839	$10.54128	22,037
2015	$10.54128	$11.31710	18,494
2016	$11.31710	$11.26089	16,725
2017	$11.26089	$14.90406	12,809
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.18500	$4.26566	144,019
2009	$4.26566	$5.77004	98,942
2010	$5.77004	$6.25239	77,813
2011	$6.25239	$5.96683	56,729
2012	$5.96683	$6.83572	49,607
2013	$6.83572	$9.23933	34,403
2014	$9.23933	$10.37699	36,858
2015	$10.37699	$11.34916	33,542
2016	$11.34916	$11.46102	24,193
2017	$11.46102	$14.88933	23,247
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.91108	113,871
2017	$9.91108	$9.82007	92,358
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.93900	$9.02533	8,635
2009	$9.02533	$12.70630	14,234
2010	$12.70630	$14.19799	8,802
2011	$14.19799	$14.64691	8,194
2012	$14.64691	$16.69861	8,462
2013	$16.69861	$17.76436	6,647
2014	$17.76436	$17.52197	6,262
2015	$17.52197	$15.70988	5,858
2016	$15.70988	$18.12688	5,545
2017	$18.12688	$18.52302	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.47700	$9.35281	118,802
2009	$9.35281	$12.51197	109,928
2010	$12.51197	$13.90865	100,363
2011	$13.90865	$14.04971	80,087
2012	$14.04971	$15.61462	71,124
2013	$15.61462	$17.55295	59,429
2014	$17.55295	$18.11693	50,142
2015	$18.11693	$16.61308	51,933
2016	$16.61308	$18.68949	46,730
2017	$18.68949	$20.22325	39,139
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.26600	$8.85155	57,637
2009	$8.85155	$11.00762	46,905
2010	$11.00762	$12.07586	27,474
2011	$12.07586	$11.79010	23,318
2012	$11.79010	$13.28845	20,079
2013	$13.28845	$16.81545	10,615
2014	$16.81545	$17.77152	9,311
2015	$17.77152	$16.66764	9,072
2016	$16.66764	$19.08547	7,841
2017	$19.08547	$20.40212	7,806
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$17.11600	$10.06764	46,145
2009	$10.06764	$13.61196	31,224
2010	$13.61196	$14.55852	28,205
2011	$14.55852	$12.83609	22,483
2012	$12.83609	$14.97252	21,151
2013	$14.97252	$18.16500	17,137
2014	$18.16500	$15.92641	12,236
2015	$15.92641	$14.69263	9,883
2016	$14.69263	$15.53628	9,178
2017	$15.53628	$17.88735	11,473
Invesco V.I. American Franchise Fund - Series I
2008	$6.05400	$3.04657	114,228
2009	$3.04657	$4.99162	90,954
2010	$4.99162	$5.90208	84,248
2011	$5.90208	$5.46342	68,351
2012	$5.46342	$6.13006	112,119
2013	$6.13006	$8.47535	110,367
2014	$8.47535	$9.06740	92,080
2015	$9.06740	$9.39371	88,113
2016	$9.39371	$9.47827	72,299
2017	$9.47827	$11.90843	56,785
Invesco V.I. American Franchise Fund - Series II
2008	$8.79800	$4.41688	85,726
2009	$4.41688	$7.21815	64,325
2010	$7.21815	$8.51476	49,224
2011	$8.51476	$7.86398	32,865
2012	$7.86398	$8.79768	22,641
2013	$8.79768	$12.13389	22,340
2014	$12.13389	$12.94906	21,609
2015	$12.94906	$13.38228	19,172
2016	$13.38228	$13.46961	15,037
2017	$13.46961	$16.88131	9,670

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.38200	$8.90953	187,046
2009	$8.90953	$12.23640	137,737
2010	$12.23640	$14.75747	111,866
2011	$14.75747	$14.69422	93,769
2012	$14.69422	$17.00560	69,078
2013	$17.00560	$22.52680	60,821
2014	$22.52680	$24.39180	50,957
2015	$24.39180	$21.86823	45,450
2016	$21.86823	$24.91872	45,167
2017	$24.91872	$27.03498	39,780
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.82800	$4.44117	214,667
2009	$4.44117	$5.30522	109,313
2010	$5.30522	$6.04485	96,853
2011	$6.04485	$5.49217	59,678
2012	$5.49217	$6.31314	0
Invesco V.I. Comstock Fund - Series II
2008	$13.64200	$8.64014	380,976
2009	$8.64014	$10.94582	268,137
2010	$10.94582	$12.49414	209,230
2011	$12.49414	$12.06708	164,769
2012	$12.06708	$14.15787	121,343
2013	$14.15787	$18.94810	82,669
2014	$18.94810	$20.39527	70,660
2015	$20.39527	$18.87529	55,657
2016	$18.87529	$21.78639	48,937
2017	$21.78639	$25.27294	33,529
Invesco V.I. Core Equity Fund - Series I
2008	$11.53800	$7.95200	125,960
2009	$7.95200	$10.06543	103,919
2010	$10.06543	$10.87944	79,727
2011	$10.87944	$10.72705	55,742
2012	$10.72705	$12.05200	51,553
2013	$12.05200	$15.36830	48,275
2014	$15.36830	$16.39737	36,829
2015	$16.39737	$15.24402	32,958
2016	$15.24402	$16.58387	28,175
2017	$16.58387	$18.51782	19,213
Invesco V.I. Diversified Dividend Fund - Series II
2008	$12.58200	$7.88779	355,823
2009	$7.88779	$9.64477	299,197
2010	$9.64477	$10.48640	252,202
2011	$10.48640	$10.33937	193,421
2012	$10.33937	$12.07414	164,211
2013	$12.07414	$15.57724	138,023
2014	$15.57724	$17.29484	117,334
2015	$17.29484	$17.37280	102,367
2016	$17.37280	$19.63223	83,901
2017	$19.63223	$20.98648	64,311

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.75304	26,465
2012	$13.75304	$15.24902	25,494
2013	$15.24902	$18.78854	18,087
2014	$18.78854	$20.16172	12,312
2015	$20.16172	$19.37712	8,998
2016	$19.37712	$21.95426	7,799
2017	$21.95426	$23.99567	10,685
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.88023	85,343
2012	$9.88023	$11.05472	76,520
2013	$11.05472	$13.33343	63,615
2014	$13.33343	$13.21831	54,003
2015	$13.21831	$12.82600	49,525
2016	$12.82600	$13.47750	44,474
2017	$13.47750	$16.30233	44,437
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.34900	$8.92095	127,411
2009	$8.92095	$10.21950	115,611
2010	$10.21950	$11.28082	101,390
2011	$11.28082	$12.17299	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.96532	29,781
2014	$8.96532	$8.98534	19,854
2015	$8.98534	$8.56606	26,986
2016	$8.56606	$9.36678	24,269
2017	$9.36678	$9.80707	19,130
Invesco V.I. High Yield Securities Fund - Series II
2008	$6.23300	$4.72307	69,806
2009	$4.72307	$6.72277	62,495
2010	$6.72277	$7.29288	65,214
2011	$7.29288	$7.31420	42,422
2012	$7.31420	$8.55118	42,853
2013	$8.55118	$8.82388	0
Invesco V.I. Income Builder Fund - Series II
2008	$14.31200	$10.38637	70,981
2009	$10.38637	$12.79849	64,353
2010	$12.79849	$14.15956	49,211
2011	$14.15956	$15.07474	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.65000	$9.62598	11,423
2009	$9.62598	$12.36614	17,753
2010	$12.36614	$13.92223	13,870
2011	$13.92223	$12.85982	13,083
2012	$12.85982	$14.07684	12,132
2013	$14.07684	$17.88995	8,109
2014	$17.88995	$18.43268	3,188
2015	$18.43268	$17.45291	2,945
2016	$17.45291	$19.53283	2,133
2017	$19.53283	$22.14671	2,053

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.67700	$7.69844	18,419
2009	$7.69844	$11.87691	24,982
2010	$11.87691	$14.91365	22,703
2011	$14.91365	$13.33675	21,016
2012	$13.33675	$14.68730	8,749
2013	$14.68730	$19.79441	1,896
2014	$19.79441	$21.03110	1,808
2015	$21.03110	$20.96524	1,745
2016	$20.96524	$20.80326	854
2017	$20.80326	$25.06975	545
Invesco V.I. S&P 500 Index Fund - Series II
2008	$9.79800	$6.06372	665,953
2009	$6.06372	$7.54158	571,312
2010	$7.54158	$8.52576	265,187
2011	$8.52576	$8.54071	229,880
2012	$8.54071	$9.73324	198,308
2013	$9.73324	$12.63300	165,437
2014	$12.63300	$14.07822	137,958
2015	$14.07822	$13.99733	134,336
2016	$13.99733	$15.35663	124,740
2017	$15.35663	$18.33354	119,900
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$23.51400	$10.06232	47,253
2009	$10.06232	$16.86116	36,755
2010	$16.86116	$19.80009	39,507
2011	$19.80009	$15.97614	24,517
2012	$15.97614	$18.90617	21,955
2013	$18.90617	$18.46141	16,973
2014	$18.46141	$17.39614	15,685
2015	$17.39614	$15.32773	13,732
2016	$15.32773	$16.14188	12,072
2017	$16.14188	$21.51065	12,165
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$17.39443	48,482
2015	$17.39443	$14.77824	42,855
2016	$14.77824	$16.76293	40,873
2017	$16.76293	$18.61343	37,921
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$13.17300	$7.19667	73,228
2009	$7.19667	$9.40984	58,230
2010	$9.40984	$9.81139	38,066
2011	$9.81139	$9.32397	27,994
2012	$9.32397	$10.47217	29,411
2013	$10.47217	$11.97933	28,686
2014	$11.97933	$12.07335	18,328
2015	$12.07335	$11.14966	16,187
2016	$11.14966	$11.61404	13,735
2017	$11.61404	$13.30460	11,991

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.91411	115,207
2014	$13.91411	$14.00154	84,660
2015	$14.00154	$12.91178	78,980
2016	$12.91178	$13.43895	74,730
2017	$13.43895	$15.37611	65,225
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$9.18100	$4.60235	82,608
2009	$4.60235	$7.51729	63,529
2010	$7.51729	$9.11210	49,766
2011	$9.11210	$8.73858	41,531
2012	$8.73858	$9.86057	33,206
2013	$9.86057	$14.40515	24,170
2014	$14.40515	$15.11598	20,277
2015	$15.11598	$16.73857	19,305
2016	$16.73857	$16.24453	18,227
2017	$16.24453	$22.94279	16,364
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.60300	$9.76982	32,323
2009	$9.76982	$15.19657	24,694
2010	$15.19657	$19.83804	14,118
2011	$19.83804	$18.17869	10,515
2012	$18.17869	$19.49296	11,230
2013	$19.49296	$26.44106	7,995
2014	$26.44106	$26.59980	9,012
2015	$26.59980	$24.69549	9,359
2016	$24.69549	$22.22565	8,620
2017	$22.22565	$30.42873	3,489
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$28.66300	$17.56179	49,233
2009	$17.56179	$22.23882	42,744
2010	$22.23882	$28.51485	31,977
2011	$28.51485	$29.79873	19,820
2012	$29.79873	$34.05372	13,731
2013	$34.05372	$34.28708	9,329
2014	$34.28708	$43.88177	7,475
2015	$43.88177	$44.23310	6,858
2016	$44.23310	$46.61507	4,859
2017	$46.61507	$47.42185	4,402
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$12.18300	$7.99954	155,752
2009	$7.99954	$9.37864	141,765
2010	$9.37864	$9.87701	126,178
2011	$9.87701	$11.28638	98,628
2012	$11.28638	$13.18789	80,071
2013	$13.18789	$15.29361	60,088
2014	$15.29361	$16.18729	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$10.81900	$5.44367	107,805
2009	$5.44367	$9.07966	87,543
2010	$9.07966	$11.26294	68,395
2011	$11.26294	$10.26821	52,218
2012	$10.26821	$11.30684	49,946
2013	$11.30684	$12.00701	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$12.65500	$7.13590	105,002
2009	$7.13590	$8.97001	81,962
2010	$8.97001	$9.46567	68,512
2011	$9.46567	$8.41883	59,218
2012	$8.41883	$9.81402	54,042
2013	$9.81402	$12.31644	49,094
2014	$12.31644	$11.01296	42,261
2015	$11.01296	$10.27920	36,500
2016	$10.27920	$9.86298	30,298
2017	$9.86298	$11.93563	28,003
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$9.98600	$5.52087	51,624
2009	$5.52087	$5.27799	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$14.67200	$13.15668	552,949
2009	$13.15668	$15.87425	488,036
2010	$15.87425	$17.07270	382,535
2011	$17.07270	$17.63812	300,800
2012	$17.63812	$19.80644	267,636
2013	$19.80644	$19.69947	222,341
2014	$19.69947	$20.87323	161,691
2015	$20.87323	$20.13529	143,676
2016	$20.13529	$21.19412	140,356
2017	$21.19412	$22.26139	77,452
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$11.60500	$9.70706	216,564
2009	$9.70706	$10.10921	182,224
2010	$10.10921	$10.19508	149,432
2011	$10.19508	$10.30527	134,011
2012	$10.30527	$10.47675	112,203
2013	$10.47675	$10.34591	72,599
2014	$10.34591	$10.29265	65,875
2015	$10.29265	$10.12251	61,356
2016	$10.12251	$10.46648	59,232
2017	$10.46648	$10.42599	42,531
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$11.06700	$11.15848	379,606
2009	$11.15848	$11.01036	312,423
2010	$11.01036	$10.86385	247,160
2011	$10.86385	$10.71963	262,481
2012	$10.71963	$10.57662	210,691
2013	$10.57662	$10.43584	194,795
2014	$10.43584	$10.29693	166,394
2015	$10.29693	$10.15987	118,137
2016	$10.15987	$10.11533	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$9.85600	$5.08065	419,421
2009	$5.08065	$8.56403	326,439
2010	$8.56403	$10.76677	257,237
2011	$10.76677	$9.88277	207,506
2012	$9.88277	$10.92908	174,531
2013	$10.92908	$16.21401	180,165
2014	$16.21401	$16.86740	169,420
2015	$16.86740	$18.02869	137,016
2016	$18.02869	$17.13905	118,764
2017	$17.13905	$25.19671	100,808
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$13.54200	$10.12712	262,329
2009	$10.12712	$11.93347	246,537
2010	$11.93347	$12.53861	218,174
2011	$12.53861	$11.36513	170,369
2012	$11.36513	$11.96092	141,464
2013	$11.96092	$12.74211	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.19812	32,261
Putnam VT Growth and Income Fund - Class IB
2008	$11.82200	$7.14969	120,078
2009	$7.14969	$9.15670	88,313
2010	$9.15670	$10.33287	75,838
2011	$10.33287	$9.72142	54,047
2012	$9.72142	$11.42616	55,688
2013	$11.42616	$15.29491	37,967
2014	$15.29491	$16.70940	30,177
2015	$16.70940	$15.24437	27,316
2016	$15.24437	$17.29920	25,014
2017	$17.29920	$18.09815	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05752	25,199
2017	$10.05752	$12.98963	26,081
Putnam VT International Equity Fund - Class IB
2008	$12.43200	$6.87464	204,944
2009	$6.87464	$8.45321	166,075
2010	$8.45321	$9.17610	121,359
2011	$9.17610	$7.52013	82,167
2012	$7.52013	$9.04504	72,306
2013	$9.04504	$11.42877	53,337
2014	$11.42877	$10.51129	47,873
2015	$10.51129	$10.38487	41,799
2016	$10.38487	$9.99462	32,081
2017	$9.99462	$12.48209	24,671
Putnam VT Small Cap Value Fund - Class IB
2008	$14.13700	$8.45740	81,294
2009	$8.45740	$10.97505	51,223
2010	$10.97505	$13.64152	38,299
2011	$13.64152	$12.82281	30,671
2012	$12.82281	$14.86272	24,485
2013	$14.86272	$20.47136	8,972
2014	$20.47136	$20.89041	7,823
2015	$20.89041	$19.73658	6,489
2016	$19.73658	$24.82636	5,561
2017	$24.82636	$26.42249	7,833

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.49400	$4.03404	142,717
2009	$4.03404	$6.52300	116,435
2010	$6.52300	$7.77408	94,118
2011	$7.77408	$6.30100	65,484
2012	$6.30100	$7.10079	57,697
2013	$7.10079	$10.06886	44,011
2014	$10.06886	$10.89952	39,010
2015	$10.89952	$10.09599	28,452
2016	$10.09599	$10.16008	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
With The Enhanced Earnings Death Benefit Plus Option {Age 66-75} and the Income and Death Benefit Combination Option 2
Mortality & Expense = 2.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.19500	$7.07485	81,158
2009	$7.07485	$8.32922	63,365
2010	$8.32922	$9.19096	54,066
2011	$9.19096	$9.53718	44,883
2012	$9.53718	$10.93796	39,871
2013	$10.93796	$14.40151	35,053
2014	$14.40151	$15.39697	31,843
2015	$15.39697	$15.27681	26,727
2016	$15.27681	$16.59981	24,170
2017	$16.59981	$19.25984	21,085
AB VPS Growth Portfolio - Class B
2008	$10.96300	$6.15605	17,318
2009	$6.15605	$8.00147	19,032
2010	$8.00147	$8.98563	13,879
2011	$8.98563	$8.87564	11,281
2012	$8.87564	$9.86105	9,690
2013	$9.86105	$12.89997	11,062
2014	$12.89997	$14.25523	7,202
2015	$14.25523	$15.17489	7,128
2016	$15.17489	$14.97204	4,955
2017	$14.97204	$19.64877	4,955
AB VPS Large Cap Growth Portfolio - Class B
2008	$9.75400	$5.74196	18,596
2009	$5.74196	$7.70128	18,418
2010	$7.70128	$8.27449	12,920
2011	$8.27449	$7.82986	12,021
2012	$7.82986	$8.89397	9,719
2013	$8.89397	$11.91963	8,913
2014	$11.91963	$13.27405	8,535
2015	$13.27405	$14.39478	7,979
2016	$14.39478	$14.41395	7,646
2017	$14.41395	$18.56767	7,291
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.85485	10,763
2017	$9.85485	$9.68192	15,018
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.57000	$8.67187	2,700
2009	$8.67187	$12.10545	3,362
2010	$12.10545	$13.41218	3,267
2011	$13.41218	$13.71946	3,670
2012	$13.71946	$15.50857	3,482
2013	$15.50857	$16.35876	3,347
2014	$16.35876	$15.99898	3,213
2015	$15.99898	$14.22290	3,101
2016	$14.22290	$16.27267	2,999
2017	$16.27267	$16.58229	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.06000	$8.98647	8,882
2009	$8.98647	$11.92022	9,261
2010	$11.92022	$13.13876	7,859
2011	$13.13876	$13.15994	8,048
2012	$13.15994	$14.50166	6,649
2013	$14.50166	$16.16390	6,509
2014	$16.16390	$16.54202	6,278
2015	$16.54202	$15.04044	6,039
2016	$15.04044	$16.77753	5,813
2017	$16.77753	$18.00121	4,462
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$13.82500	$8.50520	18,332
2009	$8.50520	$10.48742	18,654
2010	$10.48742	$11.40787	14,890
2011	$11.40787	$11.04381	13,976
2012	$11.04381	$12.34171	13,618
2013	$12.34171	$15.48535	13,375
2014	$15.48535	$16.22726	13,071
2015	$16.22726	$15.09043	10,623
2016	$15.09043	$17.13363	9,933
2017	$17.13363	$18.16109	8,749
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.58600	$9.67352	13,506
2009	$9.67352	$12.96839	13,032
2010	$12.96839	$13.75293	12,512
2011	$13.75293	$12.02325	12,151
2012	$12.02325	$13.90543	11,787
2013	$13.90543	$16.72770	13,202
2014	$16.72770	$14.54197	13,053
2015	$14.54197	$13.30178	13,183
2016	$13.30178	$13.94683	12,372
2017	$13.94683	$15.92190	10,827
Invesco V.I. American Franchise Fund - Series I
2008	$9.16500	$4.57335	1,787
2009	$4.57335	$7.42976	4,993
2010	$7.42976	$8.71068	1,477
2011	$8.71068	$7.99513	482
2012	$7.99513	$8.89460	7,455
2013	$8.89460	$12.19353	6,726
2014	$12.19353	$12.93489	5,169
2015	$12.93489	$13.28694	4,750
2016	$13.28694	$13.29338	4,376
2017	$13.29338	$16.56086	4,352
Invesco V.I. American Franchise Fund - Series II
2008	$9.01500	$4.48712	31,968
2009	$4.48712	$7.27092	21,893
2010	$7.27092	$8.50450	21,089
2011	$8.50450	$7.78813	15,393
2012	$7.78813	$8.63892	13,926
2013	$8.63892	$11.81416	12,337
2014	$11.81416	$12.50114	11,172
2015	$12.50114	$12.80998	10,838
2016	$12.80998	$12.78475	10,410
2017	$12.78475	$15.88787	11,377

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.69300	$8.43807	49,807
2009	$8.43807	$11.49083	39,489
2010	$11.49083	$13.74112	36,904
2011	$13.74112	$13.56663	34,349
2012	$13.56663	$15.56744	29,861
2013	$15.56744	$20.44729	28,592
2014	$20.44729	$21.95272	26,610
2015	$21.95272	$19.51479	25,015
2016	$19.51479	$22.04928	22,821
2017	$22.04928	$23.72001	20,408
Invesco V.I. Capital Appreciation Fund - Series I
2008	$10.92100	$6.14355	21,564
2009	$6.14355	$7.27669	15,961
2010	$7.27669	$8.22108	15,110
2011	$8.22108	$7.40631	12,883
2012	$7.40631	$8.48995	0
Invesco V.I. Comstock Fund - Series II
2008	$13.00000	$8.16385	73,104
2009	$8.16385	$10.25489	69,573
2010	$10.25489	$11.60650	53,357
2011	$11.60650	$11.11505	47,484
2012	$11.11505	$12.93026	43,533
2013	$12.93026	$17.15877	40,540
2014	$17.15877	$18.31293	35,938
2015	$18.31293	$16.80461	34,501
2016	$16.80461	$19.23263	29,559
2017	$19.23263	$22.12229	28,186
Invesco V.I. Core Equity Fund - Series I
2008	$11.37500	$7.77297	25,609
2009	$7.77297	$9.75555	22,990
2010	$9.75555	$10.45530	19,154
2011	$10.45530	$10.22178	17,180
2012	$10.22178	$11.38690	15,094
2013	$11.38690	$14.39736	14,508
2014	$14.39736	$15.23136	13,151
2015	$15.23136	$14.04012	12,314
2016	$14.04012	$15.14525	11,270
2017	$15.14525	$16.76876	9,760
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.13400	$6.92080	81,169
2009	$6.92080	$8.39074	72,003
2010	$8.39074	$9.04579	52,907
2011	$9.04579	$8.84361	47,402
2012	$8.84361	$10.23981	35,952
2013	$10.23981	$13.09897	32,137
2014	$13.09897	$14.42023	25,482
2015	$14.42023	$14.36261	23,630
2016	$14.36261	$16.09361	22,538
2017	$16.09361	$17.05859	16,145

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.00060	10,043
2012	$12.00060	$13.19307	6,390
2013	$13.19307	$16.11786	5,873
2014	$16.11786	$17.14946	3,036
2015	$17.14946	$16.34252	2,289
2016	$16.34252	$18.35980	2,209
2017	$18.35980	$19.89767	2,144
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.56032	24,346
2012	$9.56032	$10.60605	22,119
2013	$10.60605	$12.68406	19,808
2014	$12.68406	$12.46807	16,314
2015	$12.46807	$11.99559	15,188
2016	$11.99559	$12.49853	14,587
2017	$12.49853	$14.99065	12,365
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.36500	$8.85491	35,478
2009	$8.85491	$10.05799	32,531
2010	$10.05799	$11.00867	26,563
2011	$11.00867	$11.84644	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$13.76024	11,697
2014	$13.76024	$13.67423	9,658
2015	$13.67423	$12.92578	9,641
2016	$12.92578	$14.01475	9,053
2017	$14.01475	$14.54971	8,480
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.06700	$7.56368	12,676
2009	$7.56368	$10.67505	12,399
2010	$10.67505	$11.48235	12,329
2011	$11.48235	$11.41871	11,661
2012	$11.41871	$13.23663	11,433
2013	$13.23663	$13.62191	0
Invesco V.I. Income Builder Fund - Series II
2008	$12.92000	$9.29676	16,857
2009	$9.29676	$11.35890	15,078
2010	$11.35890	$12.46058	10,272
2011	$12.46058	$13.22924	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.23000	$9.25081	4,497
2009	$9.25081	$11.78359	2,759
2010	$11.78359	$13.15417	2,001
2011	$13.15417	$12.04770	1,868
2012	$12.04770	$13.07596	1,772
2013	$13.07596	$16.47738	1,679
2014	$16.47738	$16.83352	1,562
2015	$16.83352	$15.80379	1,479
2016	$15.80379	$17.53789	1,078
2017	$17.53789	$19.71706	1,014

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.22500	$7.39763	2,316
2009	$7.39763	$11.31628	2,810
2010	$11.31628	$14.08957	1,483
2011	$14.08957	$12.49329	1,441
2012	$12.49329	$13.64167	886
2013	$13.64167	$18.22968	885
2014	$18.22968	$19.20460	885
2015	$19.20460	$18.98237	884
2016	$18.98237	$18.67668	883
2017	$18.67668	$22.31718	1,615
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.34400	$6.96112	70,217
2009	$6.96112	$8.58440	61,559
2010	$8.58440	$9.62260	55,944
2011	$9.62260	$9.55807	53,180
2012	$9.55807	$10.80026	42,787
2013	$10.80026	$13.89934	36,156
2014	$13.89934	$15.35836	31,612
2015	$15.35836	$15.14085	30,218
2016	$15.14085	$16.47104	28,088
2017	$16.47104	$19.49812	24,425
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$36.92800	$15.66828	6,887
2009	$15.66828	$26.03282	6,676
2010	$26.03282	$30.31207	6,180
2011	$30.31207	$24.25114	4,913
2012	$24.25114	$28.45535	4,753
2013	$28.45535	$27.55066	4,784
2014	$27.55066	$25.74105	4,695
2015	$25.74105	$22.48822	4,521
2016	$22.48822	$23.48287	4,288
2017	$23.48287	$31.02949	4,117
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$17.44101	5,152
2015	$17.44101	$14.69227	5,089
2016	$14.69227	$16.52483	5,052
2017	$16.52483	$18.19424	4,361
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$15.75000	$8.53124	4,084
2009	$8.53124	$11.06038	3,994
2010	$11.06038	$11.43486	3,049
2011	$11.43486	$10.77498	2,684
2012	$10.77498	$11.99920	1,858
2013	$11.99920	$13.60999	1,842
2014	$13.60999	$13.60068	1,835
2015	$13.60068	$12.45378	1,199
2016	$12.45378	$12.86297	1,199
2017	$12.86297	$14.61102	163

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.61510	30,487
2014	$13.61510	$13.58466	27,348
2015	$13.58466	$12.42124	26,390
2016	$12.42124	$12.81927	12,443
2017	$12.81927	$14.54336	11,171
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.00300	$5.96622	24,944
2009	$5.96622	$9.66257	19,063
2010	$9.66257	$11.61352	18,563
2011	$11.61352	$11.04338	17,405
2012	$11.04338	$12.35558	17,285
2013	$12.35558	$17.89746	17,502
2014	$17.89746	$18.62165	14,188
2015	$18.62165	$20.44605	14,032
2016	$20.44605	$19.67509	10,356
2017	$19.67509	$27.55369	10,277
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$17.72800	$9.23121	23,131
2009	$9.23121	$14.23732	19,640
2010	$14.23732	$18.42872	17,655
2011	$18.42872	$16.74454	16,250
2012	$16.74454	$17.80273	13,579
2013	$17.80273	$23.94414	12,397
2014	$23.94414	$23.88396	11,794
2015	$23.88396	$21.98626	11,172
2016	$21.98626	$19.62030	9,909
2017	$19.62030	$26.63532	8,677
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$22.34400	$13.57330	19,337
2009	$13.57330	$17.04243	17,011
2010	$17.04243	$21.66739	16,094
2011	$21.66739	$22.45176	14,229
2012	$22.45176	$25.44006	12,773
2013	$25.44006	$25.39754	12,410
2014	$25.39754	$32.22983	11,458
2015	$32.22983	$32.21291	10,872
2016	$32.21291	$33.66132	10,460
2017	$33.66132	$33.95496	8,406
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$12.96500	$8.44056	17,297
2009	$8.44056	$9.81188	14,626
2010	$9.81188	$10.24591	13,273
2011	$10.24591	$11.60903	10,810
2012	$11.60903	$13.44985	9,879
2013	$13.44985	$15.46544	8,202
2014	$15.46544	$16.32538	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$13.81400	$6.89120	11,969
2009	$6.89120	$11.39683	10,580
2010	$11.39683	$14.01779	11,288
2011	$14.01779	$12.67178	9,520
2012	$12.67178	$13.83510	7,857
2013	$13.83510	$14.65219	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.39400	$8.60658	19,192
2009	$8.60658	$10.72709	15,944
2010	$10.72709	$11.22415	15,644
2011	$11.22415	$9.89838	11,212
2012	$9.89838	$11.44088	10,866
2013	$11.44088	$14.23668	8,343
2014	$14.23668	$12.62214	7,703
2015	$12.62214	$11.68137	7,335
2016	$11.68137	$11.11374	6,445
2017	$11.11374	$13.33576	5,828
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.37900	$7.33411	2,581
2009	$7.33411	$6.99277	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.49500	$11.10949	43,056
2009	$11.10949	$13.29083	32,551
2010	$13.29083	$14.17330	23,350
2011	$14.17330	$14.51912	21,978
2012	$14.51912	$16.16572	18,826
2013	$16.16572	$15.94230	17,893
2014	$15.94230	$16.74925	17,836
2015	$16.74925	$16.02033	17,250
2016	$16.02033	$16.72046	16,057
2017	$16.72046	$17.41423	15,792
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.44100	$8.65907	35,293
2009	$8.65907	$8.94149	28,093
2010	$8.94149	$8.94112	28,287
2011	$8.94112	$8.96148	26,580
2012	$8.96148	$9.03329	25,713
2013	$9.03329	$8.84496	23,691
2014	$8.84496	$8.72495	22,009
2015	$8.72495	$8.50810	22,057
2016	$8.50810	$8.72296	19,206
2017	$8.72296	$8.61587	18,947
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.04600	$10.04290	111,558
2009	$10.04290	$9.82570	40,101
2010	$9.82570	$9.61288	28,073
2011	$9.61288	$9.40520	26,695
2012	$9.40520	$9.20096	15,634
2013	$9.20096	$9.00163	14,679
2014	$9.00163	$8.80663	15,623
2015	$8.80663	$8.61585	16,935
2016	$8.61585	$8.55421	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.55600	$6.41748	63,633
2009	$6.41748	$10.72590	57,340
2010	$10.72590	$13.37071	50,551
2011	$13.37071	$12.16923	35,880
2012	$12.16923	$13.34341	27,882
2013	$13.34341	$19.62846	31,972
2014	$19.62846	$20.24659	27,602
2015	$20.24659	$21.45735	26,598
2016	$21.45735	$20.22632	20,962
2017	$20.22632	$29.48484	19,152
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$13.94500	$10.33968	58,894
2009	$10.33968	$12.08082	47,756
2010	$12.08082	$12.58605	42,585
2011	$12.58605	$11.31176	36,407
2012	$11.31176	$11.80373	34,302
2013	$11.80373	$12.54074	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.13757	7,034
Putnam VT Growth and Income Fund - Class IB
2008	$10.85300	$6.50795	23,241
2009	$6.50795	$8.26426	21,314
2010	$8.26426	$9.24693	15,022
2011	$9.24693	$8.62622	13,854
2012	$8.62622	$10.05292	9,945
2013	$10.05292	$13.34290	9,242
2014	$13.34290	$14.45347	6,257
2015	$14.45347	$13.07454	6,115
2016	$13.07454	$14.71167	6,205
2017	$14.71167	$15.34355	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04772	6,215
2017	$10.04772	$12.86754	5,075
Putnam VT International Equity Fund - Class IB
2008	$15.31000	$8.39366	27,801
2009	$8.39366	$10.23363	19,983
2010	$10.23363	$11.01484	18,959
2011	$11.01484	$8.95066	13,750
2012	$8.95066	$10.67435	9,312
2013	$10.67435	$13.37340	9,085
2014	$13.37340	$12.19564	8,819
2015	$12.19564	$11.94694	8,698
2016	$11.94694	$11.40091	7,650
2017	$11.40091	$14.11828	7,609
Putnam VT Small Cap Value Fund - Class IB
2008	$13.47200	$7.99116	14,118
2009	$7.99116	$10.28220	12,858
2010	$10.28220	$12.67227	12,288
2011	$12.67227	$11.81106	13,888
2012	$11.81106	$13.57389	11,238
2013	$13.57389	$18.53809	11,343
2014	$18.53809	$18.75741	8,648
2015	$18.75741	$17.57132	8,330
2016	$17.57132	$21.91626	7,328
2017	$21.91626	$23.12842	5,499

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.02600	$5.55938	23,573
2009	$5.55938	$8.91344	14,664
2010	$8.91344	$10.53316	12,431
2011	$10.53316	$8.46508	20,209
2012	$8.46508	$9.45862	8,609
2013	$9.45862	$13.29884	8,424
2014	$13.29884	$14.27410	5,546
2015	$14.27410	$13.10979	4,818
2016	$13.10979	$13.09439	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

41336                                        MORGAN3

MORGAN STANLEY VARIABLE ANNUITY II
Allstate Life Insurance Company
Statement of Additional Information
Allstate Financial Advisors Separate Account I
Dated April 30, 2018
P.O. Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617
This Statement of Additional Information supplements the information in the prospectus for the Morgan Stanley Variable Annuity II Contracts ("VA II Contracts"). This Statement of Additional Information is not a prospectus. You should read it in conjunction with the prospectus, dated April 30, 2018 , for each form of Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.
Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for each form of Contract described above.

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACT
The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASES
Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.
MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.
We are no longer offering the Contracts in all states. Please check with your Morgan Stanley Financial Advisor for availability.
For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC Incorporated of $12,774,163, $14,232,285 and $9,967,201.47 for the years 2015, 2016 and 2017 respectively.
TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.
We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified

2

Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)
is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

3

GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.
TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers and other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service

4

providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 and related consolidated financial statement schedules, and

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2017 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

5

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER
Mortality & Expense = 1.18

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.75700	$8.05457	114,561
2009	$8.05457	$9.57032	92,246
2010	$9.57032	$10.65799	69,599
2011	$10.65799	$11.16148	62,133
2012	$11.16148	$12.91941	50,171
2013	$12.91941	$17.16748	46,342
2014	$17.16748	$18.52377	31,261
2015	$18.52377	$18.54908	29,381
2016	$18.54908	$20.34120	25,101
2017	$20.34120	$23.81814	21,521
AB VPS Growth Portfolio - Class B
2008	$7.67900	$4.35199	38,363
2009	$4.35199	$5.70886	24,169
2010	$5.70886	$6.47023	15,946
2011	$6.47023	$6.44998	14,091
2012	$6.44998	$7.23247	9,044
2013	$7.23247	$9.54871	8,361
2014	$9.54871	$10.64939	7,050
2015	$10.64939	$11.44117	5,298
2016	$11.44117	$11.39229	4,116
2017	$11.39229	$15.08850	4,479
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.22300	$4.29135	19,016
2009	$4.29135	$5.80885	28,324
2010	$5.80885	$6.29886	25,304
2011	$6.29886	$6.01539	27,229
2012	$6.01539	$6.89619	27,540
2013	$6.89619	$9.32757	25,385
2014	$9.32757	$10.48344	21,508
2015	$10.48344	$11.47361	12,842
2016	$11.47361	$11.59479	12,747
2017	$11.59479	$15.07362	13,399
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92986	57,351
2017	$9.92986	$9.87004	51,795
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.97000	$9.05507	2,394
2009	$9.05507	$12.75707	6,729
2010	$12.75707	$14.26470	7,903
2011	$14.26470	$14.72601	7,737
2012	$14.72601	$16.80056	7,048
2013	$16.80056	$17.88535	9,144
2014	$17.88535	$17.65365	6,930
2015	$17.65365	$15.83904	5,714
2016	$15.83904	$18.28866	1,783
2017	$18.28866	$18.69260	0

A-2

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.51200	$9.38354	134,812
2009	$9.38354	$12.56187	129,454
2010	$12.56187	$13.97388	118,257
2011	$13.97388	$14.12547	99,068
2012	$14.12547	$15.70984	70,169
2013	$15.70984	$17.67235	64,127
2014	$17.67235	$18.25295	56,833
2015	$18.25295	$16.74954	57,607
2016	$16.74954	$18.85615	49,729
2017	$18.85615	$20.41782	40,760
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.30300	$8.88061	42,596
2009	$8.88061	$11.05150	47,795
2010	$11.05150	$12.13248	30,723
2011	$12.13248	$11.85366	29,523
2012	$11.85366	$13.36944	25,720
2013	$13.36944	$16.92977	24,385
2014	$16.92977	$17.90487	21,406
2015	$17.90487	$16.80448	16,154
2016	$16.80448	$19.25559	13,607
2017	$19.25559	$20.59835	14,332
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.64100	$8.35952	3,084
2009	$8.35952	$10.65952	2,079
2010	$10.65952	$13.49418	1,681
2011	$13.49418	$12.82192	1,825
2012	$12.82192	$14.98610	1,264
2013	$14.98610	$20.15724	4,979
2014	$20.15724	$20.01451	4,059
2015	$20.01451	$18.30027	3,979
2016	$18.30027	$23.52253	3,867
2017	$23.52253	$25.69798	4,971
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$17.16000	$10.10069	67,001
2009	$10.10069	$13.66619	44,666
2010	$13.66619	$14.62676	30,480
2011	$14.62676	$12.90528	30,341
2012	$12.90528	$15.06379	16,836
2013	$15.06379	$18.28852	10,420
2014	$18.28852	$16.04595	10,038
2015	$16.04595	$14.81328	9,071
2016	$14.81328	$15.67480	7,739
2017	$15.67480	$18.05942	8,465
Invesco V.I. American Franchise Fund - Series I
2008	$6.08600	$3.06493	93,852
2009	$3.06493	$5.02521	81,141
2010	$5.02521	$5.94597	68,664
2011	$5.94597	$5.50789	63,731
2012	$5.50789	$6.18430	63,576
2013	$6.18430	$8.55632	53,496
2014	$8.55632	$9.16043	54,203
2015	$9.16043	$9.49673	42,778
2016	$9.49673	$9.58891	42,194
2017	$9.58891	$12.05583	35,636

A-3

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.46400	$8.96317	49,681
2009	$8.96317	$12.31868	44,775
2010	$12.31868	$14.86710	36,252
2011	$14.86710	$14.81372	31,803
2012	$14.81372	$17.15592	20,114
2013	$17.15592	$22.74180	15,265
2014	$22.74180	$24.64185	14,139
2015	$24.64185	$22.10789	9,409
2016	$22.10789	$25.20942	8,078
2017	$25.20942	$27.36945	7,747
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.87000	$4.46792	56,417
2009	$4.46792	$5.34091	49,549
2010	$5.34091	$6.08978	39,779
2011	$6.08978	$5.53686	15,654
2012	$5.53686	$6.36596	0
Invesco V.I. Comstock Fund - Series I
2008	$13.88200	$8.81632	299,483
2009	$8.81632	$11.20944	262,661
2010	$11.20944	$12.83516	219,323
2011	$12.83516	$12.43892	178,199
2012	$12.43892	$14.64218	125,372
2013	$14.64218	$19.65650	98,757
2014	$19.65650	$21.22805	74,671
2015	$21.22805	$19.70417	61,291
2016	$19.70417	$22.81949	46,316
2017	$22.81949	$26.55209	39,718
Invesco V.I. Core Equity Fund - Series I
2008	$11.55000	$7.96691	24,547
2009	$7.96691	$10.09137	17,047
2010	$10.09137	$10.91512	10,355
2011	$10.91512	$10.76976	5,154
2012	$10.76976	$12.10848	5,181
2013	$12.10848	$15.45113	4,500
2014	$15.45113	$16.49729	3,209
2015	$16.49729	$15.34766	1,568
2016	$15.34766	$16.70828	1,436
2017	$16.70828	$18.66977	1,008
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.89800	$8.10490	1,231,868
2009	$8.10490	$9.94659	965,340
2010	$9.94659	$10.84971	805,190
2011	$10.84971	$10.73375	686,384
2012	$10.73375	$12.58124	569,811
2013	$12.58124	$16.27636	491,117
2014	$16.27636	$18.13069	394,087
2015	$18.13069	$18.27000	336,783
2016	$18.27000	$20.71025	305,455
2017	$20.71025	$22.20086	233,033

A-4

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.25199	60,504
2012	$14.25199	$15.83982	34,046
2013	$15.83982	$19.57666	31,280
2014	$19.57666	$21.07383	21,262
2015	$21.07383	$20.32855	21,319
2016	$20.32855	$23.10639	20,490
2017	$23.10639	$25.32994	20,717
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.24929	268,012
2012	$10.24929	$11.50980	221,462
2013	$11.50980	$13.92078	182,640
2014	$13.92078	$13.83843	147,869
2015	$13.83843	$13.46815	119,629
2016	$13.46815	$14.20363	102,176
2017	$14.20363	$17.23503	82,378
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.71700	$9.16489	460,244
2009	$9.16489	$10.53601	384,666
2010	$10.53601	$11.65733	333,791
2011	$11.65733	$12.60319	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$9.37725	76,534
2014	$9.37725	$9.41781	59,040
2015	$9.41781	$9.00364	49,074
2016	$9.00364	$9.88615	45,079
2017	$9.88615	$10.37567	38,395
Invesco V.I. High Yield Securities Fund - Series I
2008	$6.38600	$4.84692	193,341
2009	$4.84692	$6.91758	147,318
2010	$6.91758	$7.52739	120,711
2011	$7.52739	$7.57972	103,200
2012	$7.57972	$8.89411	92,507
2013	$8.89411	$9.21816	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.67500	$10.67964	88,710
2009	$10.67964	$13.19676	77,007
2010	$13.19676	$14.64087	68,075
2011	$14.64087	$15.61338	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.68500	$9.65746	6,436
2009	$9.65746	$12.41526	14,579
2010	$12.41526	$13.98731	11,247
2011	$13.98731	$12.92898	11,690
2012	$12.92898	$14.16248	11,810
2013	$14.16248	$18.01137	11,598
2014	$18.01137	$18.57080	9,880
2015	$18.57080	$17.59602	6,165
2016	$17.59602	$19.70674	5,586
2017	$19.70674	$22.35950	5,503

A-5

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.71600	$7.72390	0
2009	$7.72390	$11.92451	0
2010	$11.92451	$14.98389	924
2011	$14.98389	$13.40894	1,162
2012	$13.40894	$14.77715	981
2013	$14.77715	$19.92945	981
2014	$19.92945	$21.18941	45
2015	$21.18941	$21.13785	0
2016	$21.13785	$20.98919	0
2017	$20.98919	$25.31146	535
Invesco V.I. S&P 500 Index Fund - Series I
2008	$10.03700	$6.23626	158,027
2009	$6.23626	$7.77841	135,052
2010	$7.77841	$8.82179	120,008
2011	$8.82179	$8.87087	102,776
2012	$8.87087	$10.12953	102,888
2013	$10.12953	$13.19176	79,122
2014	$13.19176	$14.75867	64,574
2015	$14.75867	$14.72087	60,545
2016	$14.72087	$16.19896	53,917
2017	$16.19896	$19.39314	47,601
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$23.63900	$10.12290	20,824
2009	$10.12290	$16.97454	26,083
2010	$16.97454	$19.94716	18,906
2011	$19.94716	$16.10608	15,533
2012	$16.10608	$19.07331	12,033
2013	$19.07331	$18.63767	11,580
2014	$18.63767	$17.57453	11,103
2015	$17.57453	$15.49577	10,678
2016	$15.49577	$16.33024	10,138
2017	$16.33024	$21.77681	9,753
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$18.23247	184,052
2015	$18.23247	$15.52420	149,565
2016	$15.52420	$17.66738	128,733
2017	$17.66738	$19.70452	98,103
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$13.24300	$7.24001	41,188
2009	$7.24001	$9.47314	27,207
2010	$9.47314	$9.88430	18,402
2011	$9.88430	$9.39981	17,888
2012	$9.39981	$10.56476	14,310
2013	$10.56476	$12.09370	603,160
2014	$12.09370	$12.19715	480,773
2015	$12.19715	$11.27189	410,513
2016	$11.27189	$11.74953	372,055
2017	$11.74953	$13.46922	281,676

A-6

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$9.23000	$4.63006	75,159
2009	$4.63006	$7.56784	52,257
2010	$7.56784	$9.17980	42,054
2011	$9.17980	$8.80965	29,402
2012	$8.80965	$9.94775	25,886
2013	$9.94775	$14.54267	15,260
2014	$14.54267	$15.27096	14,142
2015	$15.27096	$16.92204	11,993
2016	$16.92204	$16.43405	14,925
2017	$16.43405	$23.22664	9,854
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.67700	$9.81553	20,819
2009	$9.81553	$15.27837	15,942
2010	$15.27837	$19.95877	12,659
2011	$19.95877	$18.30212	10,373
2012	$18.30212	$19.63908	6,311
2013	$19.63908	$26.65790	5,670
2014	$26.65790	$26.83673	6,019
2015	$26.83673	$24.93290	5,481
2016	$24.93290	$22.45498	5,134
2017	$22.45498	$30.76413	4,639
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$28.81500	$17.66746	15,783
2009	$17.66746	$22.38832	13,235
2010	$22.38832	$28.72662	6,844
2011	$28.72662	$30.04098	6,040
2012	$30.04098	$34.35464	3,522
2013	$34.35464	$34.61430	2,957
2014	$34.61430	$44.33156	3,581
2015	$44.33156	$44.71778	4,251
2016	$44.71778	$47.15871	3,912
2017	$47.15871	$48.00838	3,245
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.47800	$8.22009	630,140
2009	$8.22009	$9.67876	461,670
2010	$9.67876	$10.21755	383,968
2011	$10.21755	$11.70918	339,210
2012	$11.70918	$13.72026	280,159
2013	$13.72026	$15.97164	213,600
2014	$15.97164	$16.91897	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$11.08300	$5.59547	58,015
2009	$5.59547	$9.36158	61,562
2010	$9.36158	$11.64806	30,343
2011	$11.64806	$10.65711	23,240
2012	$10.65711	$11.76783	17,853
2013	$11.76783	$12.51437	0

A-7

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$12.95700	$7.32976	437,552
2009	$7.32976	$9.24310	352,687
2010	$9.24310	$9.78502	311,388
2011	$9.78502	$8.72935	251,901
2012	$8.72935	$10.21297	194,531
2013	$10.21297	$12.85622	174,161
2014	$12.85622	$11.53310	143,734
2015	$11.53310	$10.79735	132,940
2016	$10.79735	$10.38927	108,442
2017	$10.38927	$12.61597	97,460
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$10.23900	$5.67764	26,674
2009	$5.67764	$5.43228	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$15.04100	$13.52427	640,520
2009	$13.52427	$16.36663	538,282
2010	$16.36663	$17.65750	455,546
2011	$17.65750	$18.30656	390,176
2012	$18.30656	$20.62024	317,117
2013	$20.62024	$20.56700	263,273
2014	$20.56700	$21.88631	213,894
2015	$21.88631	$21.15588	196,477
2016	$21.15588	$22.36678	162,316
2017	$22.36678	$23.55106	130,324
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.88800	$9.98658	118,985
2009	$9.98658	$10.42777	89,992
2010	$10.42777	$10.53759	76,078
2011	$10.53759	$10.69042	56,861
2012	$10.69042	$10.90641	44,025
2013	$10.90641	$10.81005	45,454
2014	$10.81005	$10.79317	27,136
2015	$10.79317	$10.63905	23,198
2016	$10.63905	$11.03847	16,063
2017	$11.03847	$11.03412	16,027
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$11.33900	$11.46869	321,999
2009	$11.46869	$11.32569	251,260
2010	$11.32569	$11.18280	241,347
2011	$11.18280	$11.04206	176,966
2012	$11.04206	$10.90240	150,438
2013	$10.90240	$10.76481	128,064
2014	$10.76481	$10.62896	75,801
2015	$10.62896	$10.49483	62,417
2016	$10.49483	$10.45121	0

A-8

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$10.09600	$5.22057	1,277,472
2009	$5.22057	$8.83016	1,065,114
2010	$8.83016	$11.13775	884,769
2011	$11.13775	$10.25493	761,229
2012	$10.25493	$11.37674	672,904
2013	$11.37674	$16.93333	570,335
2014	$16.93333	$17.67256	458,388
2015	$17.67256	$18.94845	403,457
2016	$18.94845	$18.07088	379,330
2017	$18.07088	$26.65493	323,610
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.87000	$10.40997	1,069,708
2009	$10.40997	$12.30615	957,836
2010	$12.30615	$12.97764	798,091
2011	$12.97764	$11.79282	655,323
2012	$11.79282	$12.44643	552,716
2013	$12.44643	$13.27884	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.20312	3,640
Putnam VT Growth and Income Fund - Class IB
2008	$11.88400	$7.19273	17,836
2009	$7.19273	$9.21828	13,740
2010	$9.21828	$10.40965	13,947
2011	$10.40965	$9.80050	7,954
2012	$9.80050	$11.52720	6,246
2013	$11.52720	$15.44095	6,380
2014	$15.44095	$16.88075	6,913
2015	$16.88075	$15.41149	5,489
2016	$15.41149	$17.50106	5,193
2017	$17.50106	$18.31400	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05833	10,448
2017	$10.05833	$12.99973	9,270
Putnam VT International Equity Fund - Class IB
2008	$12.49900	$6.91606	72,436
2009	$6.91606	$8.51010	78,950
2010	$8.51010	$9.24430	63,718
2011	$9.24430	$7.58133	55,695
2012	$7.58133	$9.12505	45,173
2013	$9.12505	$11.53795	43,438
2014	$11.53795	$10.61914	41,653
2015	$10.61914	$10.49877	32,342
2016	$10.49877	$10.11129	28,447
2017	$10.11129	$12.63661	25,531
Putnam VT Small Cap Value Fund - Class IB
2008	$14.19300	$8.49698	1,693
2009	$8.49698	$11.03414	810
2010	$11.03414	$13.72454	786
2011	$13.72454	$12.90988	788
2012	$12.90988	$14.97414	675
2013	$14.97414	$20.63925	662
2014	$20.63925	$21.07650	222
2015	$21.07650	$19.92635	219
2016	$19.92635	$25.08256	209
2017	$25.08256	$26.71379	176

A-9

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.52800	$4.05832	37,144
2009	$4.05832	$6.56688	28,768
2010	$6.56688	$7.83185	24,108
2011	$7.83185	$6.35227	24,291
2012	$6.35227	$7.16357	18,646
2013	$7.16357	$10.16499	17,430
2014	$10.16499	$11.01129	14,189
2015	$11.01129	$10.20668	12,239
2016	$10.20668	$10.27781	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.18% and an administrative expense charge of 0.10%.

A-10

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND ENHANCED DEATH BENEFIT OPTION, PERFORMANCE DEATH
BENEFIT OPTION OR PERFORMANCE INCOME BENEFIT OPTION
Mortality & Expense = 1.31

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.62200	$7.96529	210,638
2009	$7.96529	$9.45193	186,429
2010	$9.45193	$10.51248	164,462
2011	$10.51248	$10.99482	148,498
2012	$10.99482	$12.70992	140,214
2013	$12.70992	$16.86719	110,129
2014	$16.86719	$18.17611	94,904
2015	$18.17611	$18.17731	78,682
2016	$18.17731	$19.90770	70,035
2017	$19.90770	$23.28038	54,239
AB VPS Growth Portfolio - Class B
2008	$7.60400	$4.30374	63,531
2009	$4.30374	$5.63824	59,865
2010	$5.63824	$6.38189	46,966
2011	$6.38189	$6.35368	40,821
2012	$6.35368	$7.11519	35,361
2013	$7.11519	$9.38167	21,093
2014	$9.38167	$10.44949	17,872
2015	$10.44949	$11.21182	17,574
2016	$11.21182	$11.14946	15,559
2017	$11.14946	$14.74777	15,830
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.15200	$4.24375	64,152
2009	$4.24375	$5.73696	59,285
2010	$5.73696	$6.21282	46,646
2011	$6.21282	$5.92552	42,601
2012	$5.92552	$6.78432	39,417
2013	$6.78432	$9.16435	36,486
2014	$9.16435	$10.28662	37,398
2015	$10.28662	$11.24357	36,454
2016	$11.24357	$11.34758	26,843
2017	$11.34758	$14.73315	15,815
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92122	85,091
2017	$9.92122	$9.84868	92,190
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.91300	$9.00030	7,296
2009	$9.00030	$12.66345	9,289
2010	$12.66345	$14.14163	13,011
2011	$14.14163	$14.58004	10,948
2012	$14.58004	$16.61236	21,511
2013	$16.61236	$17.66201	23,261
2014	$17.66201	$17.41057	18,991
2015	$17.41057	$15.60063	15,606
2016	$15.60063	$17.99005	13,245
2017	$17.99005	$18.37960	0

A-11

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.44700	$9.32656	184,750
2009	$9.32656	$12.46938	187,937
2010	$12.46938	$13.85298	197,443
2011	$13.85298	$13.98510	172,016
2012	$13.98510	$15.53347	166,985
2013	$15.53347	$17.45126	135,893
2014	$17.45126	$18.00117	117,250
2015	$18.00117	$16.49701	79,785
2016	$16.49701	$18.54781	72,023
2017	$18.54781	$20.05794	65,194
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.23400	$8.82639	60,783
2009	$8.82639	$10.96975	52,955
2010	$10.96975	$12.02709	56,678
2011	$12.02709	$11.73545	49,939
2012	$11.73545	$13.21889	44,413
2013	$13.21889	$16.71740	39,251
2014	$16.71740	$17.65730	32,246
2015	$17.65730	$16.55059	26,283
2016	$16.55059	$18.94009	23,051
2017	$18.94009	$20.23462	13,427
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.59700	$8.31966	26,836
2009	$8.31966	$10.59491	26,533
2010	$10.59491	$13.39498	29,574
2011	$13.39498	$12.71115	16,370
2012	$12.71115	$14.83729	19,102
2013	$14.83729	$19.93118	19,344
2014	$19.93118	$19.76432	15,248
2015	$19.76432	$18.04802	11,069
2016	$18.04802	$23.16827	10,795
2017	$23.16827	$25.27818	8,080
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$17.07900	$10.04015	65,615
2009	$10.04015	$13.56664	60,684
2010	$13.56664	$14.50136	64,224
2011	$14.50136	$12.77803	57,274
2012	$12.77803	$14.89583	54,505
2013	$14.89583	$18.06112	41,720
2014	$18.06112	$15.82582	38,930
2015	$15.82582	$14.59107	37,193
2016	$14.59107	$15.41964	34,565
2017	$15.41964	$17.74244	30,964
Invesco V.I. American Franchise Fund - Series I
2008	$6.02600	$3.03093	180,252
2009	$3.03093	$4.96302	166,339
2010	$4.96302	$5.86476	131,339
2011	$5.86476	$5.42562	99,978
2012	$5.42562	$6.08399	100,637
2013	$6.08399	$8.40660	68,931
2014	$8.40660	$8.98845	62,402
2015	$8.98845	$9.30632	56,120
2016	$9.30632	$9.38448	43,002
2017	$9.38448	$11.78355	38,805

A-12

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.31200	$8.86384	79,602
2009	$8.86384	$12.16633	65,173
2010	$12.16633	$14.66418	63,572
2011	$14.66418	$14.59258	41,983
2012	$14.59258	$16.87782	34,781
2013	$16.87782	$22.34412	30,674
2014	$22.34412	$24.17948	25,010
2015	$24.17948	$21.66487	22,886
2016	$21.66487	$24.67223	19,938
2017	$24.67223	$26.75156	15,546
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.79300	$4.41840	44,240
2009	$4.41840	$5.27486	34,026
2010	$5.27486	$6.00666	45,543
2011	$6.00666	$5.45419	42,232
2012	$5.45419	$6.26827	0
Invesco V.I. Comstock Fund - Series I
2008	$13.78000	$8.74019	204,204
2009	$8.74019	$11.09820	178,918
2010	$11.09820	$12.69129	147,754
2011	$12.69129	$12.28354	113,677
2012	$12.28354	$14.44044	98,833
2013	$14.44044	$19.36052	64,661
2014	$19.36052	$20.88123	53,739
2015	$20.88123	$19.35705	47,620
2016	$19.35705	$22.38845	41,339
2017	$22.38845	$26.01682	31,828
Invesco V.I. Core Equity Fund - Series I
2008	$11.52400	$7.93922	12,644
2009	$7.93922	$10.04323	9,761
2010	$10.04323	$10.84894	9,065
2011	$10.84894	$10.69059	7,684
2012	$10.69059	$12.00382	7,137
2013	$12.00382	$15.29769	4,069
2014	$15.29769	$16.31223	4,000
2015	$16.31223	$15.15577	4,064
2016	$15.15577	$16.47799	3,031
2017	$16.47799	$18.38859	3,098
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.77200	$8.01508	1,026,689
2009	$8.01508	$9.82357	912,175
2010	$9.82357	$10.70160	813,820
2011	$10.70160	$10.57350	714,017
2012	$10.57350	$12.37727	600,165
2013	$12.37727	$15.99168	511,167
2014	$15.99168	$17.79044	457,972
2015	$17.79044	$17.90386	384,740
2016	$17.90386	$20.26891	343,390
2017	$20.26891	$21.69962	296,906

A-13

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.03930	70,663
2012	$14.03930	$15.58311	67,271
2013	$15.58311	$19.23438	56,065
2014	$19.23438	$20.67848	46,963
2015	$20.67848	$19.92127	47,811
2016	$19.92127	$22.61413	44,220
2017	$22.61413	$24.75820	33,138
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.09629	189,119
2012	$10.09629	$11.32322	167,860
2013	$11.32322	$13.67734	133,602
2014	$13.67734	$13.57875	109,595
2015	$13.57875	$13.19824	99,532
2016	$13.19824	$13.90095	85,751
2017	$13.90095	$16.84592	71,084
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.56400	$9.06334	306,115
2009	$9.06334	$10.40573	273,150
2010	$10.40573	$11.49824	223,574
2011	$11.49824	$12.42592	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$9.21327	40,928
2014	$9.21327	$9.24110	38,196
2015	$9.24110	$8.82322	28,152
2016	$8.82322	$9.67551	25,330
2017	$9.67551	$10.14145	24,558
Invesco V.I. High Yield Securities Fund - Series I
2008	$6.32400	$4.79320	70,633
2009	$4.79320	$6.83203	62,661
2010	$6.83203	$7.42464	53,395
2011	$7.42464	$7.46658	47,933
2012	$7.46658	$8.74995	53,952
2013	$8.74995	$9.06500	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.53100	$10.56132	83,540
2009	$10.56132	$13.03362	83,128
2010	$13.03362	$14.44111	76,928
2011	$14.44111	$15.39382	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.61900	$9.59874	12,836
2009	$9.59874	$12.32376	10,761
2010	$12.32376	$13.86619	33,000
2011	$13.86619	$12.80039	32,396
2012	$12.80039	$14.00336	11,397
2013	$14.00336	$17.78589	10,250
2014	$17.78589	$18.31447	5,868
2015	$18.31447	$17.33058	5,679
2016	$17.33058	$19.38432	3,367
2017	$19.38432	$21.96519	3,282

A-14

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.64600	$7.67714	6,955
2009	$7.67714	$11.83696	5,409
2010	$11.83696	$14.85457	5,409
2011	$14.85457	$13.27596	5,257
2012	$13.27596	$14.61155	2,416
2013	$14.61155	$19.68051	2,416
2014	$19.68051	$20.89754	2,415
2015	$20.89754	$20.81960	2,415
2016	$20.81960	$20.64638	1,100
2017	$20.64638	$24.86582	531
Invesco V.I. S&P 500 Index Fund - Series I
2008	$9.93900	$6.16716	187,242
2009	$6.16716	$7.68222	170,238
2010	$7.68222	$8.70139	162,435
2011	$8.70139	$8.73845	141,806
2012	$8.73845	$9.96534	135,012
2013	$9.96534	$12.96109	100,683
2014	$12.96109	$14.48177	80,007
2015	$14.48177	$14.42590	69,068
2016	$14.42590	$15.85382	62,316
2017	$15.85382	$18.95537	45,294
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$23.40800	$10.01066	50,602
2009	$10.01066	$16.76454	48,186
2010	$16.76454	$19.67483	72,189
2011	$19.67483	$15.86556	66,386
2012	$15.86556	$18.76402	37,170
2013	$18.76402	$18.31161	28,546
2014	$18.31161	$17.24462	25,967
2015	$17.24462	$15.18510	24,175
2016	$15.18510	$15.98210	22,484
2017	$15.98210	$21.28500	22,349
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$17.89035	118,609
2015	$17.89035	$15.21310	83,924
2016	$15.21310	$17.29091	80,446
2017	$17.29091	$19.25966	63,603
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$13.11400	$7.15974	65,726
2009	$7.15974	$9.35594	61,378
2010	$9.35594	$9.74933	47,795
2011	$9.74933	$9.25944	44,425
2012	$9.25944	$10.39343	39,270
2013	$10.39343	$11.88212	397,054
2014	$11.88212	$11.96819	326,942
2015	$11.96819	$11.04592	285,712
2016	$11.04592	$11.49908	230,575
2017	$11.49908	$13.16504	205,846

A-15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$9.13900	$4.57874	92,344
2009	$4.57874	$7.47425	81,830
2010	$7.47425	$9.05451	73,555
2011	$9.05451	$8.67814	72,803
2012	$8.67814	$9.78649	57,672
2013	$9.78649	$14.28836	48,469
2014	$14.28836	$14.98442	44,094
2015	$14.98442	$16.58295	32,839
2016	$16.58295	$16.08388	31,308
2017	$16.08388	$22.70232	33,090
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.53900	$9.73079	48,609
2009	$9.73079	$15.12679	50,144
2010	$15.12679	$19.73512	41,905
2011	$19.73512	$18.07356	33,659
2012	$18.07356	$19.36856	26,317
2013	$19.36856	$26.25658	17,737
2014	$26.25658	$26.39836	11,948
2015	$26.39836	$24.49376	9,705
2016	$24.49376	$22.03090	9,466
2017	$22.03090	$30.14407	9,376
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$28.53300	$17.47167	21,662
2009	$17.47167	$22.11140	19,306
2010	$22.11140	$28.33451	16,571
2011	$28.33451	$29.59255	13,046
2012	$29.59255	$33.79776	12,245
2013	$33.79776	$34.00895	9,373
2014	$34.00895	$43.49973	6,911
2015	$43.49973	$43.82169	4,628
2016	$43.82169	$46.15390	3,522
2017	$46.15390	$46.92461	2,171
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.35600	$8.12900	346,780
2009	$8.12900	$9.55907	281,419
2010	$9.55907	$10.07810	236,698
2011	$10.07810	$11.53440	194,103
2012	$11.53440	$13.49785	165,723
2013	$13.49785	$15.69234	144,045
2014	$15.69234	$16.61628	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$10.97400	$5.53343	46,258
2009	$5.53343	$9.24575	43,045
2010	$9.24575	$11.48903	33,400
2011	$11.48903	$10.49798	14,961
2012	$10.49798	$11.57701	12,362
2013	$11.57701	$12.30636	0

A-16

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$12.83000	$7.24847	344,149
2009	$7.24847	$9.12872	309,780
2010	$9.12872	$9.65140	237,110
2011	$9.65140	$8.59895	202,901
2012	$8.59895	$10.04731	153,036
2013	$10.04731	$12.63128	109,324
2014	$12.63128	$11.31657	96,106
2015	$11.31657	$10.58086	90,570
2016	$10.58086	$10.16777	72,154
2017	$10.16777	$12.33100	67,832
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$10.13900	$5.61471	25,768
2009	$5.61471	$5.36987	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$14.89300	$13.37446	353,527
2009	$13.37446	$16.16433	340,358
2010	$16.16433	$17.41659	322,614
2011	$17.41659	$18.03341	196,248
2012	$18.03341	$20.28613	176,502
2013	$20.28613	$20.20744	153,247
2014	$20.20744	$21.47576	135,116
2015	$21.47576	$20.73205	104,868
2016	$20.73205	$21.89030	96,159
2017	$21.89030	$23.01950	77,813
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.77100	$9.87592	45,639
2009	$9.87592	$10.29881	58,596
2010	$10.29881	$10.39374	55,694
2011	$10.39374	$10.53082	44,362
2012	$10.53082	$10.72960	42,330
2013	$10.72960	$10.62099	40,323
2014	$10.62099	$10.59063	36,257
2015	$10.59063	$10.42584	36,641
2016	$10.42584	$10.80325	18,890
2017	$10.80325	$10.78500	16,163
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$11.22800	$11.34168	196,692
2009	$11.34168	$11.18571	207,847
2010	$11.18571	$11.03024	102,216
2011	$11.03024	$10.87730	105,963
2012	$10.87730	$10.72573	122,815
2013	$10.72573	$10.57661	100,250
2014	$10.57661	$10.42957	111,240
2015	$10.42957	$10.28456	73,611
2016	$10.28456	$10.23746	0

A-17

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$9.99700	$5.16269	1,244,953
2009	$5.16269	$8.72091	1,122,206
2010	$8.72091	$10.98567	953,018
2011	$10.98567	$10.10180	804,046
2012	$10.10180	$11.19225	650,154
2013	$11.19225	$16.63711	524,820
2014	$16.63711	$17.34086	452,804
2015	$17.34086	$18.56865	392,976
2016	$18.56865	$17.68573	333,803
2017	$17.68573	$26.05309	305,832
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.73500	$10.29458	627,426
2009	$10.29458	$12.15393	588,372
2010	$12.15393	$12.80047	530,476
2011	$12.80047	$11.61675	454,544
2012	$11.61675	$12.24463	386,322
2013	$12.24463	$13.05815	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.19383	6,290
Putnam VT Growth and Income Fund - Class IB
2008	$11.76800	$7.11301	28,992
2009	$7.11301	$9.10426	25,707
2010	$9.10426	$10.26754	19,731
2011	$10.26754	$9.65418	14,079
2012	$9.65418	$11.34031	9,755
2013	$11.34031	$15.17090	7,149
2014	$15.17090	$16.56396	5,354
2015	$16.56396	$15.10262	5,081
2016	$15.10262	$17.12808	4,782
2017	$17.12808	$17.91521	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05683	14,735
2017	$10.05683	$12.98097	12,870
Putnam VT International Equity Fund - Class IB
2008	$12.37600	$6.83936	108,749
2009	$6.83936	$8.40479	96,866
2010	$8.40479	$9.11808	85,425
2011	$9.11808	$7.46810	67,857
2012	$7.46810	$8.97706	56,314
2013	$8.97706	$11.33607	42,871
2014	$11.33607	$10.41976	39,772
2015	$10.41976	$10.28827	37,688
2016	$10.28827	$9.89572	28,749
2017	$9.89572	$12.35118	19,581
Putnam VT Small Cap Value Fund - Class IB
2008	$14.08900	$8.42361	7,886
2009	$8.42361	$10.92464	7,325
2010	$10.92464	$13.57071	7,230
2011	$13.57071	$12.74861	7,162
2012	$12.74861	$14.76784	981
2013	$14.76784	$20.32849	917
2014	$20.32849	$20.73216	854
2015	$20.73216	$19.57531	2,266
2016	$19.57531	$24.60877	2,554
2017	$24.60877	$26.17524	1,579

A-18

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.46400	$4.01333	37,894
2009	$4.01333	$6.48563	33,860
2010	$6.48563	$7.72491	28,495
2011	$7.72491	$6.25740	27,360
2012	$6.25740	$7.04740	29,916
2013	$7.04740	$9.98716	20,755
2014	$9.98716	$10.80459	20,630
2015	$10.80459	$10.00205	18,868
2016	$10.00205	$10.06020	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.31% and an administrative expense charge of 0.10%.

A-19

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE
DEATH BENEFIT OPTION
Mortality & Expense = 1.38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$14.23800	$8.31988	830,146
2009	$8.31988	$9.86578	697,832
2010	$9.86578	$10.96509	587,372
2011	$10.96509	$11.46019	513,769
2012	$11.46019	$13.23861	438,426
2013	$13.23861	$17.55651	369,178
2014	$17.55651	$18.90568	308,632
2015	$18.90568	$18.89369	249,391
2016	$18.89369	$20.67784	210,053
2017	$20.67784	$24.16413	193,365
AB VPS Growth Portfolio - Class B
2008	$7.69900	$4.35465	415,941
2009	$4.35465	$5.70093	314,177
2010	$5.70093	$6.44834	295,239
2011	$6.44834	$6.41534	236,873
2012	$6.41534	$7.17921	185,980
2013	$7.17921	$9.45947	159,194
2014	$9.45947	$10.52879	145,731
2015	$10.52879	$11.28901	112,635
2016	$11.28901	$11.21839	95,873
2017	$11.21839	$14.82859	72,910
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.00900	$4.15577	428,037
2009	$4.15577	$5.61409	388,925
2010	$5.61409	$6.07550	336,713
2011	$6.07550	$5.79050	298,276
2012	$5.79050	$6.62507	273,267
2013	$6.62507	$8.94299	217,427
2014	$8.94299	$10.03113	196,480
2015	$10.03113	$10.95664	175,517
2016	$10.95664	$11.05030	157,109
2017	$11.05030	$14.33717	125,034
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91658	629,295
2017	$9.91658	$9.83721	559,350
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.88200	$8.97053	58,991
2009	$8.97053	$12.61274	70,919
2010	$12.61274	$14.07515	88,911
2011	$14.07515	$14.50136	73,098
2012	$14.50136	$16.51114	74,573
2013	$16.51114	$17.54211	70,748
2014	$17.54211	$17.28027	64,888
2015	$17.28027	$15.47304	51,472
2016	$15.47304	$17.83048	40,904
2017	$17.83048	$18.21243	0

A-20

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.41200	$9.29604	581,641
2009	$9.29604	$12.41988	601,823
2010	$12.41988	$13.78835	513,147
2011	$13.78835	$13.91014	502,477
2012	$13.91014	$15.43938	474,676
2013	$15.43938	$17.33342	401,247
2014	$17.33342	$17.86710	393,362
2015	$17.86710	$16.36268	333,652
2016	$16.36268	$18.38396	318,233
2017	$18.38396	$19.86689	263,088
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.19800	$8.79784	366,965
2009	$8.79784	$10.92662	330,888
2010	$10.92662	$11.97143	299,621
2011	$11.97143	$11.67297	279,402
2012	$11.67297	$13.13931	251,871
2013	$13.13931	$16.60513	196,881
2014	$16.60513	$17.52644	163,955
2015	$17.52644	$16.41642	120,707
2016	$16.41642	$18.77345	102,287
2017	$18.77345	$20.04260	89,343
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.57400	$8.29826	115,268
2009	$8.29826	$10.56025	108,629
2010	$10.56025	$13.34183	108,946
2011	$13.34183	$12.65186	111,410
2012	$12.65186	$14.75774	95,398
2013	$14.75774	$19.81046	83,544
2014	$19.81046	$19.63085	61,359
2015	$19.63085	$17.91357	56,405
2016	$17.91357	$22.97965	47,763
2017	$22.97965	$25.05488	50,080
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$17.03400	$10.00655	330,022
2009	$10.00655	$13.51177	325,035
2010	$13.51177	$14.43261	314,470
2011	$14.43261	$12.70855	267,800
2012	$12.70855	$14.80445	227,073
2013	$14.80445	$17.93778	195,605
2014	$17.93778	$15.70673	172,058
2015	$15.70673	$14.47113	136,960
2016	$14.47113	$15.28223	123,514
2017	$15.28223	$17.57207	113,950
Invesco V.I. American Franchise Fund - Series I
2008	$15.76800	$7.92515	589,233
2009	$7.92515	$12.96799	513,606
2010	$12.96799	$15.31344	447,359
2011	$15.31344	$14.15689	391,904
2012	$14.15689	$15.86363	381,511
2013	$15.86363	$21.90436	313,477
2014	$21.90436	$23.40405	273,288
2015	$23.40405	$24.21478	231,551
2016	$24.21478	$24.40110	211,194
2017	$24.40110	$30.61768	189,170

A-21

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.24600	$8.81936	514,021
2009	$8.81936	$12.09682	422,897
2010	$12.09682	$14.57020	370,772
2011	$14.57020	$14.48894	309,546
2012	$14.48894	$16.74620	252,844
2013	$16.74620	$22.15438	217,722
2014	$22.15438	$23.95738	186,812
2015	$23.95738	$21.45083	142,371
2016	$21.45083	$24.41142	121,144
2017	$24.41142	$26.45030	105,976
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.78800	$4.41248	252,649
2009	$4.41248	$5.26410	206,588
2010	$5.26410	$5.99022	168,821
2011	$5.99022	$5.43548	151,953
2012	$5.43548	$6.24534	0
Invesco V.I. Comstock Fund - Series I
2008	$13.72500	$8.69948	1,230,348
2009	$8.69948	$11.03878	1,022,908
2010	$11.03878	$12.61452	878,046
2011	$12.61452	$12.20071	739,289
2012	$12.20071	$14.33301	620,592
2013	$14.33301	$19.20305	522,769
2014	$19.20305	$20.69689	457,563
2015	$20.69689	$19.17274	372,820
2016	$19.17274	$22.15980	332,258
2017	$22.15980	$25.73315	284,989
Invesco V.I. Core Equity Fund - Series I
2008	$11.51100	$7.92434	180,600
2009	$7.92434	$10.01739	172,316
2010	$10.01739	$10.81346	172,095
2011	$10.81346	$10.64819	143,629
2012	$10.64819	$11.94782	133,724
2013	$11.94782	$15.21567	102,196
2014	$15.21567	$16.21342	91,004
2015	$16.21342	$15.05341	78,268
2016	$15.05341	$16.35529	71,588
2017	$16.35529	$18.23894	66,638
Invesco V.I. Diversified Dividend Fund - Series I
2008	$43.39700	$27.21526	2,059,988
2009	$27.21526	$33.33267	1,773,988
2010	$33.33267	$36.28659	1,555,806
2011	$36.28659	$35.82718	1,344,778
2012	$35.82718	$41.90969	1,156,343
2013	$41.90969	$54.11034	973,126
2014	$54.11034	$60.15459	833,855
2015	$60.15459	$60.49569	731,513
2016	$60.49569	$68.43927	655,200
2017	$68.43927	$73.21902	575,210

A-22

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$17.72972	310,836
2012	$17.72972	$19.66554	281,003
2013	$19.66554	$24.25637	241,542
2014	$24.25637	$26.05926	209,656
2015	$26.05926	$25.08744	173,373
2016	$25.08744	$28.45877	153,683
2017	$28.45877	$31.13526	140,291
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$18.50514	735,961
2012	$18.50514	$20.73939	632,016
2013	$20.73939	$25.03363	542,054
2014	$25.03363	$24.83578	468,603
2015	$24.83578	$24.12293	407,027
2016	$24.12293	$25.38956	362,730
2017	$25.38956	$30.74697	301,050
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$28.60600	$16.64678	1,142,883
2009	$16.64678	$19.09899	975,203
2010	$19.09899	$21.08948	841,462
2011	$21.08948	$22.78577	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$20.94573	196,977
2014	$20.94573	$20.99431	179,284
2015	$20.99431	$20.03092	154,884
2016	$20.03092	$21.95049	133,596
2017	$21.95049	$22.99152	130,317
Invesco V.I. High Yield Securities Fund - Series I
2008	$14.43700	$10.93520	395,345
2009	$10.93520	$15.57572	347,143
2010	$15.57572	$16.91492	324,656
2011	$16.91492	$16.99858	280,628
2012	$16.99858	$19.90634	249,580
2013	$19.90634	$20.61850	0
Invesco V.I. Income Builder Fund - Series I
2008	$18.40300	$13.36553	487,539
2009	$13.36553	$16.48272	413,277
2010	$16.48272	$18.24989	373,113
2011	$18.24989	$19.44945	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.58400	$9.56741	87,924
2009	$9.56741	$12.27494	78,617
2010	$12.27494	$13.80160	80,905
2011	$13.80160	$12.73186	62,553
2012	$12.73186	$13.91863	55,367
2013	$13.91863	$17.66590	45,874
2014	$17.66590	$18.17818	39,472
2015	$18.17818	$17.18957	33,196
2016	$17.18957	$19.21318	29,312
2017	$19.21318	$21.75609	28,618

A-23

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.60800	$7.65206	27,412
2009	$7.65206	$11.79002	29,370
2010	$11.79002	$14.78531	12,057
2011	$14.78531	$13.20483	34,324
2012	$13.20483	$14.52308	25,667
2013	$14.52308	$19.54767	24,105
2014	$19.54767	$20.74195	22,511
2015	$20.74195	$20.65012	22,173
2016	$20.65012	$20.46403	21,358
2017	$20.46403	$24.62902	24,546
Invesco V.I. S&P 500 Index Fund - Series I
2008	$12.97700	$8.04661	1,574,580
2009	$8.04661	$10.01638	1,457,457
2010	$10.01638	$11.33728	1,264,200
2011	$11.33728	$11.37762	1,140,179
2012	$11.37762	$12.96596	970,264
2013	$12.96596	$16.85194	853,644
2014	$16.85194	$18.81594	766,536
2015	$18.81594	$18.73024	716,199
2016	$18.73024	$20.56985	645,184
2017	$20.56985	$24.57686	583,114
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$29.89800	$12.77738	272,999
2009	$12.77738	$21.38292	254,936
2010	$21.38292	$25.07741	264,272
2011	$25.07741	$20.20801	223,530
2012	$20.20801	$23.88304	194,262
2013	$23.88304	$23.29089	157,756
2014	$23.29089	$21.91841	146,595
2015	$21.91841	$19.28718	126,433
2016	$19.28718	$20.28533	112,623
2017	$20.28533	$26.99723	107,672
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$58.02373	230,508
2015	$58.02373	$49.30603	204,070
2016	$49.30603	$56.00119	171,675
2017	$56.00119	$62.33400	143,062
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$15.00900	$8.18905	319,952
2009	$8.18905	$10.69349	240,571
2010	$10.69349	$11.13534	215,977
2011	$11.13534	$10.56843	176,981
2012	$10.56843	$11.85443	148,718
2013	$11.85443	$13.54291	1,817,551
2014	$13.54291	$13.63145	1,502,266
2015	$13.63145	$12.57220	1,303,942
2016	$12.57220	$13.07884	1,114,610
2017	$13.07884	$14.96322	937,919

A-24

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$13.16400	$6.59061	606,443
2009	$6.59061	$10.75087	525,200
2010	$10.75087	$13.01481	481,558
2011	$13.01481	$12.46510	413,342
2012	$12.46510	$14.04725	359,551
2013	$14.04725	$20.49478	321,767
2014	$20.49478	$21.47814	282,117
2015	$21.47814	$23.75280	241,830
2016	$23.75280	$23.02187	214,598
2017	$23.02187	$32.47261	180,131
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.46600	$9.68545	213,660
2009	$9.68545	$15.04577	170,802
2010	$15.04577	$19.61569	150,960
2011	$19.61569	$17.95164	132,284
2012	$17.95164	$19.22441	107,774
2013	$19.22441	$26.04294	95,291
2014	$26.04294	$26.16524	86,481
2015	$26.16524	$24.26045	73,567
2016	$24.26045	$21.80582	61,297
2017	$21.80582	$29.81530	51,957
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$27.64800	$16.91758	145,180
2009	$16.91758	$21.39517	121,883
2010	$21.39517	$27.39754	111,124
2011	$27.39754	$28.59400	103,646
2012	$28.59400	$32.63443	89,850
2013	$32.63443	$32.81535	75,009
2014	$32.81535	$41.94369	64,355
2015	$41.94369	$42.22457	59,245
2016	$42.22457	$44.44079	56,148
2017	$44.44079	$45.15138	49,807
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$40.27000	$26.47568	609,966
2009	$26.47568	$31.11154	526,890
2010	$31.11154	$32.77786	453,406
2011	$32.77786	$37.48813	395,198
2012	$37.48813	$43.83887	332,947
2013	$43.83887	$50.93055	273,686
2014	$50.93055	$53.91739	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$15.78800	$7.95481	475,560
2009	$7.95481	$13.28232	395,637
2010	$13.28232	$16.49343	355,514
2011	$16.49343	$15.06016	318,974
2012	$15.06016	$16.59647	274,530
2013	$16.59647	$17.63813	0

A-25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$56.14100	$31.69458	523,320
2009	$31.69458	$39.88818	452,304
2010	$39.88818	$42.14256	392,397
2011	$42.14256	$37.52083	330,876
2012	$37.52083	$43.80989	280,331
2013	$43.80989	$55.03839	235,697
2014	$55.03839	$49.27527	204,062
2015	$49.27527	$46.03952	185,208
2016	$46.03952	$44.21122	159,310
2017	$44.21122	$53.57994	142,035
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$11.84400	$6.55411	357,203
2009	$6.55411	$6.26693	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$27.27800	$24.47946	996,265
2009	$24.47946	$29.56510	876,636
2010	$29.56510	$31.83325	757,737
2011	$31.83325	$32.93765	659,681
2012	$32.93765	$37.02620	570,015
2013	$37.02620	$36.85679	493,895
2014	$36.85679	$39.14271	428,939
2015	$39.14271	$37.76075	380,246
2016	$37.76075	$39.84253	339,806
2017	$39.84253	$41.86856	288,144
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.90600	$9.98205	584,564
2009	$9.98205	$10.40220	583,213
2010	$10.40220	$10.49075	510,916
2011	$10.49075	$10.62169	421,831
2012	$10.62169	$10.81459	364,771
2013	$10.81459	$10.69762	324,683
2014	$10.69762	$10.65957	275,606
2015	$10.65957	$10.48637	233,488
2016	$10.48637	$10.85840	199,131
2017	$10.85840	$10.83249	171,349
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$15.21400	$15.35816	2,037,145
2009	$15.35816	$15.13635	1,679,149
2010	$15.13635	$14.91552	1,207,729
2011	$14.91552	$14.69845	1,039,175
2012	$14.69845	$14.48347	879,438
2013	$14.48347	$14.27211	735,325
2014	$14.27211	$14.06383	575,138
2015	$14.06383	$13.85860	496,606
2016	$13.85860	$13.79197	0

A-26

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$70.15400	$36.20200	1,291,072
2009	$36.20200	$61.11038	1,138,719
2010	$61.11038	$76.92658	995,460
2011	$76.92658	$70.68786	852,329
2012	$70.68786	$78.26341	730,858
2013	$78.26341	$116.25601	667,006
2014	$116.25601	$121.08881	571,955
2015	$121.08881	$129.57149	488,296
2016	$129.57149	$123.32448	428,102
2017	$123.32448	$181.54437	371,119
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$42.68100	$31.96864	1,094,968
2009	$31.96864	$37.71622	982,149
2010	$37.71622	$39.69479	874,248
2011	$39.69479	$35.99886	755,052
2012	$35.99886	$37.91798	642,262
2013	$37.91798	$40.42821	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18884	91,525
Putnam VT Growth and Income Fund - Class IB
2008	$11.96600	$7.22774	137,784
2009	$7.22774	$9.24464	115,229
2010	$9.24464	$10.41858	97,605
2011	$10.41858	$9.78934	80,585
2012	$9.78934	$11.49102	72,545
2013	$11.49102	$15.36176	68,334
2014	$15.36176	$16.76061	61,357
2015	$16.76061	$15.27121	57,330
2016	$15.27121	$17.30720	50,627
2017	$17.30720	$18.09795	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05602	54,286
2017	$10.05602	$12.97088	46,535
Putnam VT International Equity Fund - Class IB
2008	$12.40200	$6.84869	421,955
2009	$6.84869	$8.41035	350,095
2010	$8.41035	$9.11773	262,718
2011	$9.11773	$7.46260	229,429
2012	$7.46260	$8.96417	186,917
2013	$8.96417	$11.31189	163,004
2014	$11.31189	$10.39025	140,740
2015	$10.39025	$10.25195	130,432
2016	$10.25195	$9.85391	117,410
2017	$9.85391	$12.29042	111,344
Putnam VT Small Cap Value Fund - Class IB
2008	$14.03300	$8.38438	49,787
2009	$8.38438	$10.86614	40,403
2010	$10.86614	$13.48861	41,084
2011	$13.48861	$12.66263	38,534
2012	$12.66263	$14.65794	35,563
2013	$14.65794	$20.16311	37,608
2014	$20.16311	$20.54911	38,620
2015	$20.54911	$19.38890	36,822
2016	$19.38890	$24.35743	33,880
2017	$24.35743	$25.88982	38,009

A-27

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.43600	$3.99307	180,582
2009	$3.99307	$6.44838	199,424
2010	$6.44838	$7.67517	154,811
2011	$7.67517	$6.21275	122,238
2012	$6.21275	$6.99221	113,343
2013	$6.99221	$9.90204	90,390
2014	$9.90204	$10.70501	76,247
2015	$10.70501	$9.90293	62,953
2016	$9.90293	$9.95436	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

A-28

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND THE ENHANCED EARNINGS DEATH BENEFIT
Mortality & Expense = 1.38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.71500	$8.01414	2,126
2009	$8.01414	$9.50324	2,111
2010	$9.50324	$10.56216	474
2011	$10.56216	$11.03907	463
2012	$11.03907	$12.75213	207
2013	$12.75213	$16.91138	199
2014	$16.91138	$18.21097	192
2015	$18.21097	$18.19943	186
2016	$18.19943	$19.91801	179
2017	$19.91801	$23.27618	173
AB VPS Growth Portfolio - Class B
2008	$9.39300	$5.31272	3,302
2009	$5.31272	$6.95521	3,422
2010	$6.95521	$7.86706	3,418
2011	$7.86706	$7.82681	421
2012	$7.82681	$8.75874	407
2013	$8.75874	$11.54068	395
2014	$11.54068	$12.84527	385
2015	$12.84527	$13.77275	376
2016	$13.77275	$13.68659	367
2017	$13.68659	$18.09108	356
AB VPS Large Cap Growth Portfolio - Class B
2008	$8.75200	$5.18962	498
2009	$5.18962	$7.01074	496
2010	$7.01074	$7.58696	478
2011	$7.58696	$7.23105	460
2012	$7.23105	$8.27325	444
2013	$8.27325	$11.16782	427
2014	$11.16782	$12.52667	410
2015	$12.52667	$13.68243	392
2016	$13.68243	$13.79938	376
2017	$13.79938	$17.90396	360
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91658	736
2017	$9.91658	$9.83721	1,519
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.88200	$8.97035	196
2009	$8.97035	$12.61250	1,106
2010	$12.61250	$14.07487	1,110
2011	$14.07487	$14.50109	182
2012	$14.50109	$16.51082	401
2013	$16.51082	$17.54178	397
2014	$17.54178	$17.27994	394
2015	$17.27994	$15.47275	390
2016	$15.47275	$17.83014	386
2017	$17.83014	$18.21209	0

A-29

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.41300	$9.29640	3,958
2009	$9.29640	$12.42036	3,957
2010	$12.42036	$13.78889	5,141
2011	$13.78889	$13.91067	5,114
2012	$13.91067	$15.43998	5,088
2013	$15.43998	$17.33409	6,564
2014	$17.33409	$17.86779	6,537
2015	$17.86779	$16.36332	6,509
2016	$16.36332	$18.38468	6,482
2017	$18.38468	$19.86766	6,457
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.19800	$8.79767	329
2009	$8.79767	$10.92639	328
2010	$10.92639	$11.97119	328
2011	$11.97119	$11.67275	327
2012	$11.67275	$13.13904	271
2013	$13.13904	$16.60480	271
2014	$16.60480	$17.52609	271
2015	$17.52609	$16.41609	271
2016	$16.41609	$18.77307	270
2017	$18.77307	$20.04218	270
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.57400	$8.29826	1,109
2009	$8.29826	$10.56025	0
2010	$10.56025	$13.34183	0
2011	$13.34183	$12.65186	0
2012	$12.65186	$14.75774	0
2013	$14.75774	$19.81046	0
2014	$19.81046	$19.63085	0
2015	$19.63085	$17.91357	0
2016	$17.91357	$22.97965	0
2017	$22.97965	$25.05488	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$17.03400	$10.00638	2,432
2009	$10.00638	$13.51153	2,395
2010	$13.51153	$14.43236	2,552
2011	$14.43236	$12.70833	893
2012	$12.70833	$14.80420	479
2013	$14.80420	$17.93747	464
2014	$17.93747	$15.70646	450
2015	$15.70646	$14.47088	435
2016	$14.47088	$15.28196	418
2017	$15.28196	$17.57176	403
Invesco V.I. American Franchise Fund - Series I
2008	$7.26100	$3.64920	690
2009	$3.64920	$5.97123	526
2010	$5.97123	$7.05121	471
2011	$7.05121	$6.51868	453
2012	$6.51868	$7.30457	1,465
2013	$7.30457	$10.08607	1,294
2014	$10.08607	$10.77662	1,217
2015	$10.77662	$11.14993	854
2016	$11.14993	$11.23573	823
2017	$11.23573	$14.09821	769

A-30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.37500	$8.89406	234
2009	$8.89406	$12.19928	221
2010	$12.19928	$14.69360	212
2011	$14.69360	$14.61166	204
2012	$14.61166	$16.88804	196
2013	$16.88804	$22.34203	190
2014	$22.34203	$24.16029	184
2015	$24.16029	$21.63251	116
2016	$21.63251	$24.61818	110
2017	$24.61818	$26.67433	106
Invesco V.I. Capital Appreciation Fund - Series I
2008	$9.26600	$5.25004	1,593
2009	$5.25004	$6.26330	1,119
2010	$6.26330	$7.12724	1,078
2011	$7.12724	$6.46719	1,043
2012	$6.46719	$7.43077	0
Invesco V.I. Comstock Fund - Series I
2008	$13.72500	$8.69948	10,676
2009	$8.69948	$11.03878	8,608
2010	$11.03878	$12.61452	8,208
2011	$12.61452	$12.20071	7,941
2012	$12.20071	$14.33301	7,222
2013	$14.33301	$19.20305	6,618
2014	$19.20305	$20.69689	6,262
2015	$20.69689	$19.17274	3,696
2016	$19.17274	$22.15980	3,799
2017	$22.15980	$25.73315	3,665
Invesco V.I. Core Equity Fund - Series I
2008	$11.51100	$7.92434	0
2009	$7.92434	$10.01739	0
2010	$10.01739	$10.81346	0
2011	$10.81346	$10.64819	0
2012	$10.64819	$11.94782	0
2013	$11.94782	$15.21567	0
2014	$15.21567	$16.21342	0
2015	$16.21342	$15.05341	0
2016	$15.05341	$16.35529	0
2017	$16.35529	$18.23894	0
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.47400	$7.82250	37,422
2009	$7.82250	$9.58082	32,554
2010	$9.58082	$10.42987	28,541
2011	$10.42987	$10.29782	27,391
2012	$10.29782	$12.04612	24,702
2013	$12.04612	$15.55296	22,760
2014	$15.55296	$17.29026	19,158
2015	$17.29026	$17.38830	18,398
2016	$17.38830	$19.67153	18,543
2017	$19.67153	$21.04537	18,379

A-31

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.25832	0
2012	$14.25832	$15.81511	0
2013	$15.81511	$19.50709	0
2014	$19.50709	$20.95699	0
2015	$20.95699	$20.17543	0
2016	$20.17543	$22.88668	0
2017	$22.88668	$25.03913	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.39813	4,401
2012	$10.39813	$11.65356	3,810
2013	$11.65356	$14.06651	2,047
2014	$14.06651	$13.95534	1,913
2015	$13.95534	$13.55478	1,885
2016	$13.55478	$14.26651	1,890
2017	$14.26651	$17.27687	1,820
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$16.07400	$9.35392	7,298
2009	$9.35392	$10.73183	6,601
2010	$10.73183	$11.85029	5,357
2011	$11.85029	$12.80344	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.53351	324
2014	$12.53351	$12.56258	324
2015	$12.56258	$11.98610	342
2016	$11.98610	$13.13475	333
2017	$13.13475	$13.75768	349
Invesco V.I. High Yield Securities Fund - Series I
2008	$8.63900	$6.54339	1,910
2009	$6.54339	$9.32018	331
2010	$9.32018	$10.12154	318
2011	$10.12154	$10.17161	321
2012	$10.17161	$11.91157	302
2013	$11.91157	$12.33771	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.79900	$10.74860	0
2009	$10.74860	$13.25546	0
2010	$13.25546	$14.67663	0
2011	$14.67663	$15.64132	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.58400	$9.56684	0
2009	$9.56684	$12.27421	0
2010	$12.27421	$13.80079	0
2011	$13.80079	$12.73112	0
2012	$12.73112	$13.91780	0
2013	$13.91780	$17.66485	0
2014	$17.66485	$18.17710	0
2015	$18.17710	$17.18854	0
2016	$17.18854	$19.21204	0
2017	$19.21204	$21.75477	0

A-32

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.60600	$7.65113	0
2009	$7.65113	$11.78860	0
2010	$11.78860	$14.78354	0
2011	$14.78354	$13.20325	0
2012	$13.20325	$14.52135	0
2013	$14.52135	$19.54534	0
2014	$19.54534	$20.73949	0
2015	$20.73949	$20.64767	0
2016	$20.64767	$20.46160	0
2017	$20.46160	$24.62608	0
Invesco V.I. S&P 500 Index Fund - Series I
2008	$11.01100	$6.82782	3,714
2009	$6.82782	$8.49923	3,627
2010	$8.49923	$9.62006	3,076
2011	$9.62006	$9.65429	3,014
2012	$9.65429	$11.00204	2,962
2013	$11.00204	$14.29944	4,606
2014	$14.29944	$15.96596	3,712
2015	$15.96596	$15.89323	3,676
2016	$15.89323	$17.45421	3,521
2017	$17.45421	$20.85431	3,392
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$34.80300	$14.87387	1,278
2009	$14.87387	$24.89139	572
2010	$24.89139	$29.19209	587
2011	$29.19209	$23.52372	236
2012	$23.52372	$27.80173	346
2013	$27.80173	$27.11243	346
2014	$27.11243	$25.51474	346
2015	$25.51474	$22.45178	268
2016	$22.45178	$23.61370	226
2017	$23.61370	$31.42687	169
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$17.72548	16,524
2015	$17.72548	$15.06235	16,387
2016	$15.06235	$17.10763	15,946
2017	$17.10763	$19.04222	15,846
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$14.70600	$8.02344	3,734
2009	$8.02344	$10.47723	2,914
2010	$10.47723	$10.91014	2,899
2011	$10.91014	$10.35469	2,760
2012	$10.35469	$11.61468	2,550
2013	$11.61468	$13.26902	12,442
2014	$13.26902	$13.35578	5,083
2015	$13.35578	$12.31795	2,654
2016	$12.31795	$12.81434	2,169
2017	$12.81434	$14.66063	2,086

A-33

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$10.72800	$5.37111	0
2009	$5.37111	$8.76157	0
2010	$8.76157	$10.60660	0
2011	$10.60660	$10.15862	0
2012	$10.15862	$11.44801	0
2013	$11.44801	$16.70250	0
2014	$16.70250	$17.50391	0
2015	$17.50391	$19.35766	0
2016	$19.35766	$18.76199	0
2017	$18.76199	$26.46401	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.46600	$9.68545	476
2009	$9.68545	$15.04577	465
2010	$15.04577	$19.61569	458
2011	$19.61569	$17.95164	452
2012	$17.95164	$19.22441	445
2013	$19.22441	$26.04294	389
2014	$26.04294	$26.16524	346
2015	$26.16524	$24.26045	202
2016	$24.26045	$21.80582	152
2017	$21.80582	$29.81530	97
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$24.75600	$15.14823	346
2009	$15.14823	$19.15751	1,437
2010	$19.15751	$24.53213	1,269
2011	$24.53213	$25.60345	311
2012	$25.60345	$29.22131	262
2013	$29.22131	$29.38331	269
2014	$29.38331	$37.55697	258
2015	$37.55697	$37.80848	174
2016	$37.80848	$39.79291	138
2017	$39.79291	$40.42919	123
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.30200	$8.08798	21,209
2009	$8.08798	$9.50417	20,079
2010	$9.50417	$10.01321	17,439
2011	$10.01321	$11.45213	16,980
2012	$11.45213	$13.39219	17,188
2013	$13.39219	$15.55861	16,730
2014	$15.55861	$16.47105	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$11.41900	$5.75379	728
2009	$5.75379	$9.60723	0
2010	$9.60723	$11.92984	0
2011	$11.92984	$10.89315	0
2012	$10.89315	$12.00436	0
2013	$12.00436	$12.75779	0

A-34

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$14.43300	$8.14793	8,082
2009	$8.14793	$10.25432	4,838
2010	$10.25432	$10.83387	3,127
2011	$10.83387	$9.64572	2,820
2012	$9.64572	$11.26250	2,820
2013	$11.26250	$14.14907	813
2014	$14.14907	$12.66751	729
2015	$12.66751	$11.83567	485
2016	$11.83567	$11.36566	442
2017	$11.36566	$13.77414	322
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$11.81600	$6.53883	617
2009	$6.53883	$6.25232	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$13.79200	$12.37679	12,465
2009	$12.37679	$14.94810	10,540
2010	$14.94810	$16.09486	7,931
2011	$16.09486	$16.65325	7,315
2012	$16.65325	$18.72043	3,633
2013	$18.72043	$18.63477	5,217
2014	$18.63477	$19.79053	4,472
2015	$19.79053	$19.09181	2,746
2016	$19.09181	$20.14436	2,579
2017	$20.14436	$21.16872	2,460
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.36000	$9.52415	9,530
2009	$9.52415	$9.92503	10,148
2010	$9.92503	$10.00952	7,402
2011	$10.00952	$10.13445	6,990
2012	$10.13445	$10.31849	7,254
2013	$10.31849	$10.20688	8,229
2014	$10.20688	$10.17058	8,321
2015	$10.17058	$10.00532	4,238
2016	$10.00532	$10.36028	3,620
2017	$10.36028	$10.33554	3,865
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.89500	$10.99767	6,225
2009	$10.99767	$10.83884	1,040
2010	$10.83884	$10.68071	784
2011	$10.68071	$10.52527	715
2012	$10.52527	$10.37133	770
2013	$10.37133	$10.21998	651
2014	$10.21998	$10.07085	684
2015	$10.07085	$9.92389	715
2016	$9.92389	$9.87617	0

A-35

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$10.56700	$5.45286	17,707
2009	$5.45286	$9.20464	13,148
2010	$9.20464	$11.58693	7,740
2011	$11.58693	$10.64723	7,358
2012	$10.64723	$11.78829	6,503
2013	$11.78829	$17.51085	4,114
2014	$17.51085	$18.23877	3,963
2015	$18.23877	$19.51647	2,042
2016	$19.51647	$18.57552	2,040
2017	$18.57552	$27.34477	2,039
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.86000	$10.38121	23,735
2009	$10.38121	$12.24763	17,894
2010	$12.24763	$12.89013	21,790
2011	$12.89013	$11.68995	20,805
2012	$11.68995	$12.31314	18,940
2013	$12.31314	$13.12830	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18884	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.34000	$6.84928	737
2009	$6.84928	$8.76057	737
2010	$8.76057	$9.87303	509
2011	$9.87303	$9.27673	509
2012	$9.27673	$10.88931	509
2013	$10.88931	$14.55736	184
2014	$14.55736	$15.88297	184
2015	$15.88297	$14.47156	177
2016	$14.47156	$16.40095	78
2017	$16.40095	$17.15029	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05602	127
2017	$10.05602	$12.97088	127
Putnam VT International Equity Fund - Class IB
2008	$14.09800	$7.78519	5,141
2009	$7.78519	$9.56040	3,803
2010	$9.56040	$10.36448	3,837
2011	$10.36448	$8.48302	3,946
2012	$8.48302	$10.18990	3,952
2013	$10.18990	$12.85865	3,839
2014	$12.85865	$11.81099	3,939
2015	$11.81099	$11.65378	3,848
2016	$11.65378	$11.20130	4,472
2017	$11.20130	$13.97099	4,366
Putnam VT Small Cap Value Fund - Class IB
2008	$14.03300	$8.38438	0
2009	$8.38438	$10.86614	0
2010	$10.86614	$13.48861	0
2011	$13.48861	$12.66263	0
2012	$12.66263	$14.65794	0
2013	$14.65794	$20.16311	0
2014	$20.16311	$20.54911	0
2015	$20.54911	$19.38890	0
2016	$19.38890	$24.35743	0
2017	$24.35743	$25.88982	0

A-36

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$7.84700	$4.86838	968
2009	$4.86838	$7.86191	773
2010	$7.86191	$9.35762	698
2011	$9.35762	$7.57464	756
2012	$7.57464	$8.52497	708
2013	$8.52497	$12.07265	605
2014	$12.07265	$13.05164	556
2015	$13.05164	$12.07373	105
2016	$12.07373	$12.13643	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

A-37

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND THE PERFORMANCE BENEFIT COMBINATION OPTION OR DEATH
BENEFIT COMBINATION OPTION
Mortality & Expense = 1.42

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.50900	$7.89053	36,758
2009	$7.89053	$9.35291	14,809
2010	$9.35291	$10.39092	14,537
2011	$10.39092	$10.85576	13,573
2012	$10.85576	$12.53535	12,428
2013	$12.53535	$16.61724	11,236
2014	$16.61724	$17.88708	5,625
2015	$17.88708	$17.86859	6,081
2016	$17.86859	$19.54813	5,736
2017	$19.54813	$22.83484	2,586
AB VPS Growth Portfolio - Class B
2008	$7.54100	$4.26332	11,650
2009	$4.26332	$5.57914	5,366
2010	$5.57914	$6.30805	5,201
2011	$6.30805	$6.27327	2,096
2012	$6.27327	$7.01741	1,843
2013	$7.01741	$9.24258	1,623
2014	$9.24258	$10.28327	1,670
2015	$10.28327	$11.02136	2,049
2016	$11.02136	$10.94804	2,057
2017	$10.94804	$14.46548	1,181
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.09300	$4.20392	16,812
2009	$4.20392	$5.67688	23,524
2010	$5.67688	$6.14100	14,999
2011	$6.14100	$5.85060	7,318
2012	$5.85060	$6.69116	7,316
2013	$6.69116	$9.02859	5,192
2014	$9.02859	$10.12309	5,192
2015	$10.12309	$11.05266	5,948
2016	$11.05266	$11.14269	5,944
2017	$11.14269	$14.45128	6,364
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91392	31,520
2017	$9.91392	$9.83064	6,399
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.86400	$8.95330	2,799
2009	$8.95330	$12.58349	3,399
2010	$12.58349	$14.03689	4,275
2011	$14.03689	$14.45619	3,132
2012	$14.45619	$16.45312	4,242
2013	$16.45312	$17.47348	2,444
2014	$17.47348	$17.20578	1,787
2015	$17.20578	$15.40017	1,857
2016	$15.40017	$17.73944	1,714
2017	$17.73944	$18.11707	0

A-38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.39200	$9.27840	13,565
2009	$9.27840	$12.39136	14,143
2010	$12.39136	$13.75119	20,090
2011	$13.75119	$13.86712	5,942
2012	$13.86712	$15.38545	6,006
2013	$15.38545	$17.26598	5,603
2014	$17.26598	$17.79046	4,391
2015	$17.79046	$16.28599	3,187
2016	$16.28599	$18.29048	3,187
2017	$18.29048	$19.75798	3,187
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.17600	$8.78094	22,201
2009	$8.78094	$10.90126	24,332
2010	$10.90126	$11.93888	25,381
2011	$11.93888	$11.63660	19,840
2012	$11.63660	$13.09310	19,125
2013	$13.09310	$16.54012	8,266
2014	$16.54012	$17.45085	8,020
2015	$17.45085	$16.33908	6,822
2016	$16.33908	$18.67755	6,683
2017	$18.67755	$19.93227	7,934
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.56000	$8.28609	26,621
2009	$8.28609	$10.54054	13,923
2010	$10.54054	$13.31162	14,376
2011	$13.31162	$12.61817	14,826
2012	$12.61817	$14.71253	14,473
2013	$14.71253	$19.74188	9,302
2014	$19.74188	$19.55505	6,815
2015	$19.55505	$17.83727	3,390
2016	$17.83727	$22.87265	3,283
2017	$22.87265	$24.92828	3,282
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$17.00800	$9.98751	28,213
2009	$9.98751	$13.48068	15,196
2010	$13.48068	$14.39366	18,519
2011	$14.39366	$12.66919	16,494
2012	$12.66919	$14.75268	17,254
2013	$14.75268	$17.86790	7,039
2014	$17.86790	$15.63928	5,055
2015	$15.63928	$14.40321	5,042
2016	$14.40321	$15.20443	5,169
2017	$15.20443	$17.47564	5,051
Invesco V.I. American Franchise Fund - Series I
2008	$5.97600	$3.00245	76,746
2009	$3.00245	$4.91098	57,500
2010	$4.91098	$5.79688	55,040
2011	$5.79688	$5.35693	28,899
2012	$5.35693	$6.00034	30,430
2013	$6.00034	$8.28190	22,030
2014	$8.28190	$8.84539	6,651
2015	$8.84539	$9.14813	6,446
2016	$9.14813	$9.21485	4,439
2017	$9.21485	$11.55788	5,629

A-39

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.18500	$8.78062	53,200
2009	$8.78062	$12.03885	30,741
2010	$12.03885	$14.49459	30,353
2011	$14.49459	$14.40798	27,514
2012	$14.40798	$16.64596	29,594
2013	$16.64596	$22.01295	15,154
2014	$22.01295	$23.79493	14,314
2015	$23.79493	$21.29686	12,743
2016	$21.29686	$24.22653	8,428
2017	$24.22653	$26.23950	4,697
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.72800	$4.37689	8,207
2009	$4.37689	$5.21955	9,085
2010	$5.21955	$5.93715	9,054
2011	$5.93715	$5.38516	8,873
2012	$5.38516	$6.18673	0
Invesco V.I. Comstock Fund - Series I
2008	$13.69400	$8.67630	61,204
2009	$8.67630	$11.00496	39,761
2010	$11.00496	$12.57084	37,080
2011	$12.57084	$12.15360	34,394
2012	$12.15360	$14.27194	33,106
2013	$14.27194	$19.11359	20,099
2014	$19.11359	$20.59224	13,821
2015	$20.59224	$19.06816	10,643
2016	$19.06816	$22.03013	10,769
2017	$22.03013	$25.57237	8,365
Invesco V.I. Core Equity Fund - Series I
2008	$11.50300	$7.91586	2,527
2009	$7.91586	$10.00267	1,261
2010	$10.00267	$10.79325	909
2011	$10.79325	$10.62403	793
2012	$10.62403	$11.91594	2,991
2013	$11.91594	$15.16901	2,645
2014	$15.16901	$16.15723	2,505
2015	$16.15723	$14.99525	2,508
2016	$14.99525	$16.28559	2,454
2017	$16.28559	$18.15397	3,317
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.66600	$7.93985	136,325
2009	$7.93985	$9.72068	117,149
2010	$9.72068	$10.57790	108,381
2011	$10.57790	$10.43982	82,654
2012	$10.43982	$12.20732	80,692
2013	$12.20732	$15.75479	71,587
2014	$15.75479	$17.50762	66,370
2015	$17.50762	$17.59984	43,631
2016	$17.59984	$19.90291	39,457
2017	$19.90291	$21.28442	34,887

A-40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.86177	15,974
2012	$13.86177	$15.36910	15,873
2013	$15.36910	$18.94938	2,849
2014	$18.94938	$20.34969	2,848
2015	$20.34969	$19.58295	1,620
2016	$19.58295	$22.20571	1,620
2017	$22.20571	$24.28442	1,620
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.96857	35,133
2012	$9.96857	$11.16766	34,563
2013	$11.16766	$13.47461	32,540
2014	$13.47461	$13.36277	20,965
2015	$13.36277	$12.97403	15,836
2016	$12.97403	$13.64982	13,975
2017	$13.64982	$16.52346	13,632
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.43400	$8.97824	69,387
2009	$8.97824	$10.29669	46,562
2010	$10.29669	$11.36527	41,938
2011	$11.36527	$12.27781	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$9.07670	6,209
2014	$9.07670	$9.09412	6,146
2015	$9.09412	$8.67333	5,019
2016	$8.67333	$9.50071	4,037
2017	$9.50071	$9.94732	11,531
Invesco V.I. High Yield Securities Fund - Series I
2008	$6.27100	$4.74820	21,347
2009	$4.74820	$6.76046	10,483
2010	$6.76046	$7.33879	11,519
2011	$7.33879	$7.37214	9,759
2012	$7.37214	$8.62975	10,963
2013	$8.62975	$8.93735	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.41100	$10.46222	16,969
2009	$10.46222	$12.89712	16,348
2010	$12.89712	$14.27416	15,959
2011	$14.27416	$15.21042	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.56400	$9.54926	8,573
2009	$9.54926	$12.24674	9,855
2010	$12.24674	$13.76439	9,441
2011	$13.76439	$12.69247	3,629
2012	$12.69247	$13.86998	3,210
2013	$13.86998	$17.59713	3,156
2014	$17.59713	$18.10017	362
2015	$18.10017	$17.10895	360
2016	$17.10895	$19.11545	360
2017	$19.11545	$21.63679	360

A-41

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.58700	$7.63795	4,036
2009	$7.63795	$11.76358	4,057
2010	$11.76358	$14.74629	4,033
2011	$14.74629	$13.16472	4,868
2012	$13.16472	$14.47315	3,990
2013	$14.47315	$19.47268	4,777
2014	$19.47268	$20.65411	2,526
2015	$20.65411	$20.55444	2,901
2016	$20.55444	$20.36109	2,946
2017	$20.36109	$24.49535	2,056
Invesco V.I. S&P 500 Index Fund - Series I
2008	$9.85600	$6.10923	24,877
2009	$6.10923	$7.60169	23,261
2010	$7.60169	$8.60071	19,706
2011	$8.60071	$8.62787	18,417
2012	$8.62787	$9.82838	24,689
2013	$9.82838	$12.76891	19,631
2014	$12.76891	$14.25137	26,542
2015	$14.25137	$14.18078	24,772
2016	$14.18078	$15.56736	17,647
2017	$15.56736	$18.59247	15,390
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$23.21300	$9.91671	98,099
2009	$9.91671	$16.58896	83,470
2010	$16.58896	$19.44739	85,822
2011	$19.44739	$15.66493	83,849
2012	$15.66493	$18.50633	83,051
2013	$18.50633	$18.04026	55,412
2014	$18.04026	$16.97039	34,321
2015	$16.97039	$14.92717	18,678
2016	$14.92717	$15.69342	41,126
2017	$15.69342	$20.87765	32,555
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$17.60601	20,810
2015	$17.60601	$14.95483	12,556
2016	$14.95483	$16.97874	11,424
2017	$16.97874	$18.89122	9,809
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$13.00500	$7.09254	14,800
2009	$7.09254	$9.25793	10,374
2010	$9.25793	$9.63661	10,039
2011	$9.63661	$9.14235	7,523
2012	$9.14235	$10.25070	7,521
2013	$10.25070	$11.70608	69,388
2014	$11.70608	$11.77791	63,382
2015	$11.77791	$10.85835	51,981
2016	$10.85835	$11.29143	47,321
2017	$11.29143	$12.91313	40,755

A-42

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$9.06300	$4.53572	17,816
2009	$4.53572	$7.39589	18,118
2010	$7.39589	$8.94975	16,151
2011	$8.94975	$8.56832	15,832
2012	$8.56832	$9.65199	15,489
2013	$9.65199	$14.07652	4,618
2014	$14.07652	$14.74603	4,594
2015	$14.74603	$16.30118	5,095
2016	$16.30118	$15.79325	5,061
2017	$15.79325	$22.26770	5,674
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.42400	$9.65962	17,496
2009	$9.65962	$14.99966	5,524
2010	$14.99966	$19.54779	5,116
2011	$19.54779	$17.88235	4,239
2012	$17.88235	$19.14253	3,829
2013	$19.14253	$25.92166	2,493
2014	$25.92166	$26.03299	2,513
2015	$26.03299	$24.12816	1,847
2016	$24.12816	$21.67826	1,933
2017	$21.67826	$29.62908	1,640
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$28.29700	$17.30769	6,196
2009	$17.30769	$21.87976	3,402
2010	$21.87976	$28.00691	4,056
2011	$28.00691	$29.21831	3,670
2012	$29.21831	$33.33359	3,844
2013	$33.33359	$33.50499	2,114
2014	$33.50499	$42.80807	2,104
2015	$42.80807	$43.07752	2,248
2016	$43.07752	$45.32043	2,213
2017	$45.32043	$46.02672	1,817
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.25300	$8.05276	60,324
2009	$8.05276	$9.45900	42,785
2010	$9.45900	$9.96163	33,254
2011	$9.96163	$11.38860	32,102
2012	$11.38860	$13.31256	31,790
2013	$13.31256	$15.45991	24,251
2014	$15.45991	$16.36451	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$10.88300	$5.48148	19,585
2009	$5.48148	$9.14890	11,547
2010	$9.14890	$11.35617	10,969
2011	$11.35617	$10.36519	11,936
2012	$10.36519	$11.41797	11,495
2013	$11.41797	$12.13306	0

A-43

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$12.72400	$7.18043	63,916
2009	$7.18043	$9.03308	53,287
2010	$9.03308	$9.53980	48,852
2011	$9.53980	$8.49019	43,343
2012	$8.49019	$9.90930	41,097
2013	$9.90930	$12.44408	36,292
2014	$12.44408	$11.13659	36,297
2015	$11.13659	$10.40112	20,516
2016	$10.40112	$9.98409	20,398
2017	$9.98409	$12.09497	23,957
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$10.05500	$5.56199	3,779
2009	$5.56199	$5.31762	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$14.77000	$13.24897	43,751
2009	$13.24897	$15.99507	39,114
2010	$15.99507	$17.21528	46,450
2011	$17.21528	$17.80544	37,778
2012	$17.80544	$20.00760	37,457
2013	$20.00760	$19.90809	21,271
2014	$19.90809	$21.13437	18,318
2015	$21.13437	$20.38006	17,234
2016	$20.38006	$21.49504	16,391
2017	$21.49504	$22.57908	17,461
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.67400	$9.78325	10,111
2009	$9.78325	$10.19096	9,337
2010	$10.19096	$10.27360	8,419
2011	$10.27360	$10.39767	8,247
2012	$10.39767	$10.58226	8,148
2013	$10.58226	$10.46360	6,543
2014	$10.46360	$10.42222	6,578
2015	$10.42222	$10.24877	6,096
2016	$10.24877	$10.60812	6,080
2017	$10.60812	$10.57859	6,838
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$11.13500	$11.23525	70,987
2009	$11.23525	$11.06856	54,675
2010	$11.06856	$10.90271	22,345
2011	$10.90271	$10.73975	36,182
2012	$10.73975	$10.57842	24,351
2013	$10.57842	$10.41989	27,301
2014	$10.41989	$10.26372	7,761
2015	$10.26372	$10.10990	15,876
2016	$10.10990	$10.05997	0

A-44

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$9.91500	$5.11423	149,256
2009	$5.11423	$8.62957	138,592
2010	$8.62957	$10.85868	127,972
2011	$10.85868	$9.97406	90,419
2012	$9.97406	$11.03854	81,022
2013	$11.03854	$16.39059	86,844
2014	$16.39059	$17.06512	95,737
2015	$17.06512	$18.25329	93,117
2016	$18.25329	$17.36632	70,129
2017	$17.36632	$25.55454	75,830
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.62100	$10.19797	89,673
2009	$10.19797	$12.02663	89,342
2010	$12.02663	$12.65248	83,125
2011	$12.65248	$11.46984	68,869
2012	$11.46984	$12.07645	63,538
2013	$12.07645	$12.87430	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18599	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.67000	$7.04622	6,035
2009	$7.04622	$9.00886	2,157
2010	$9.00886	$10.14880	2,106
2011	$10.14880	$9.53205	1,847
2012	$9.53205	$11.18453	1,803
2013	$11.18453	$14.94605	1,803
2014	$14.94605	$16.30053	1,803
2015	$16.30053	$14.84608	1,803
2016	$14.84608	$16.81868	1,803
2017	$16.81868	$17.58455	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05556	851
2017	$10.05556	$12.96511	851
Putnam VT International Equity Fund - Class IB
2008	$12.27300	$6.77515	27,932
2009	$6.77515	$8.31671	10,428
2010	$8.31671	$9.01260	6,185
2011	$9.01260	$7.37360	3,410
2012	$7.37360	$8.85371	3,378
2013	$8.85371	$11.16803	3,237
2014	$11.16803	$10.25402	3,219
2015	$10.25402	$10.11348	3,191
2016	$10.11348	$9.71694	3,194
2017	$9.71694	$12.11475	1,780
Putnam VT Small Cap Value Fund - Class IB
2008	$14.00200	$8.36202	462
2009	$8.36202	$10.83283	462
2010	$10.83283	$13.44190	0
2011	$13.44190	$12.61374	0
2012	$12.61374	$14.59550	0
2013	$14.59550	$20.06919	784
2014	$20.06919	$20.44521	827
2015	$20.44521	$19.28315	0
2016	$19.28315	$24.21493	0
2017	$24.21493	$25.72809	945

A-45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.41100	$3.97564	18,028
2009	$3.97564	$6.41766	16,727
2010	$6.41766	$7.63555	19,239
2011	$7.63555	$6.17822	19,540
2012	$6.17822	$6.95055	17,538
2013	$6.95055	$9.83910	8,406
2014	$9.83910	$10.63272	862
2015	$10.63272	$9.83212	862
2016	$9.83212	$9.87969	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.42% and an administrative expense charge of 0.10%.

A-46

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION
Mortality & Expense = 1.45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.64800	$7.96916	1
2009	$7.96916	$9.44328	0
2010	$9.44328	$10.48817	0
2011	$10.48817	$10.95407	0
2012	$10.95407	$12.64507	0
2013	$12.64507	$16.75767	0
2014	$16.75767	$18.03283	0
2015	$18.03283	$18.00878	0
2016	$18.00878	$19.69561	0
2017	$19.69561	$23.00023	0
AB VPS Growth Portfolio - Class B
2008	$9.34700	$5.28287	0
2009	$5.28287	$6.91129	0
2010	$6.91129	$7.81192	0
2011	$7.81192	$7.76651	0
2012	$7.76651	$8.68516	0
2013	$8.68516	$11.43573	0
2014	$11.43573	$12.71955	0
2015	$12.71955	$13.62841	0
2016	$13.62841	$13.53369	0
2017	$13.53369	$17.87651	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$8.70900	$5.16048	0
2009	$5.16048	$6.96651	0
2010	$6.96651	$7.53381	0
2011	$7.53381	$7.17539	0
2012	$7.17539	$8.20381	0
2013	$8.20381	$11.06632	0
2014	$11.06632	$12.40413	0
2015	$12.40413	$13.53911	0
2016	$13.53911	$13.64530	0
2017	$13.64530	$17.69171	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91192	0
2017	$9.91192	$9.82572	0
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.85100	$8.94070	0
2009	$8.94070	$12.56202	0
2010	$12.56202	$14.00874	0
2011	$14.00874	$14.42288	0
2012	$14.42288	$16.41026	0
2013	$16.41026	$17.42274	0
2014	$17.42274	$17.15066	0
2015	$17.15066	$15.34623	0
2016	$15.34623	$17.67202	0
2017	$17.67202	$18.04646	0

A-47

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.37700	$9.26503	739
2009	$9.26503	$12.36980	738
2010	$12.36980	$13.72315	738
2011	$13.72315	$13.83470	737
2012	$13.83470	$15.34488	737
2013	$15.34488	$17.21529	736
2014	$17.21529	$17.73291	736
2015	$17.73291	$16.22843	736
2016	$16.22843	$18.22039	735
2017	$18.22039	$19.67639	735
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.16100	$8.76859	1,063
2009	$8.76859	$10.88268	1,062
2010	$10.88268	$11.91496	1,062
2011	$11.91496	$11.60980	1,061
2012	$11.60980	$13.05901	1,060
2013	$13.05901	$16.49212	1,060
2014	$16.49212	$17.39499	1,059
2015	$17.39499	$16.28188	1,059
2016	$16.28188	$18.60660	1,058
2017	$18.60660	$19.85061	1,058
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.55000	$8.27694	192
2009	$8.27694	$10.52576	192
2010	$10.52576	$13.28895	192
2011	$13.28895	$12.59291	192
2012	$12.59291	$14.67867	192
2013	$14.67867	$19.69053	191
2014	$19.69053	$19.49835	191
2015	$19.49835	$17.78022	191
2016	$17.78022	$22.79266	191
2017	$22.79266	$24.83367	191
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.98900	$9.97328	305
2009	$9.97328	$13.45742	0
2010	$13.45742	$14.36452	1,345
2011	$14.36452	$12.63974	1,345
2012	$12.63974	$14.71398	1,345
2013	$14.71398	$17.81568	0
2014	$17.81568	$15.58889	0
2015	$15.58889	$14.35249	0
2016	$14.35249	$15.14637	0
2017	$15.14637	$17.40370	0
Invesco V.I. American Franchise Fund - Series I
2008	$7.22500	$3.62871	0
2009	$3.62871	$5.93354	0
2010	$5.93354	$7.00181	0
2011	$7.00181	$6.46847	0
2012	$6.46847	$7.24322	0
2013	$7.24322	$9.99437	0
2014	$9.99437	$10.67116	0
2015	$10.67116	$11.03308	0
2016	$11.03308	$11.11022	0
2017	$11.11022	$13.93101	0

A-48

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.30000	$8.84415	533
2009	$8.84415	$12.12232	532
2010	$12.12232	$14.59071	532
2011	$14.59071	$14.49918	531
2012	$14.49918	$16.74629	531
2013	$16.74629	$22.13899	531
2014	$22.13899	$23.92398	530
2015	$23.92398	$21.40592	530
2016	$21.40592	$24.34331	530
2017	$24.34331	$26.35811	530
Invesco V.I. Capital Appreciation Fund - Series I
2008	$9.22000	$5.22055	0
2009	$5.22055	$6.22378	0
2010	$6.22378	$7.07732	0
2011	$7.07732	$6.41741	0
2012	$6.41741	$7.37190	0
Invesco V.I. Comstock Fund - Series I
2008	$13.67100	$8.65895	8,950
2009	$8.65895	$10.97967	8,352
2010	$10.97967	$12.53819	8,350
2011	$12.53819	$12.11841	8,349
2012	$12.11841	$14.22634	0
2013	$14.22634	$19.04680	0
2014	$19.04680	$20.51413	0
2015	$20.51413	$18.99013	0
2016	$18.99013	$21.93343	0
2017	$21.93343	$25.45251	4,467
Invesco V.I. Core Equity Fund - Series I
2008	$11.49700	$7.90949	0
2009	$7.90949	$9.99163	0
2010	$9.99163	$10.77811	0
2011	$10.77811	$10.60596	0
2012	$10.60596	$11.89209	0
2013	$11.89209	$15.13410	0
2014	$15.13410	$16.11521	0
2015	$16.11521	$14.95176	0
2016	$14.95176	$16.23352	0
2017	$16.23352	$18.09053	0
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.41200	$7.77859	2,501
2009	$7.77859	$9.52038	2,365
2010	$9.52038	$10.35682	441
2011	$10.35682	$10.21856	441
2012	$10.21856	$11.94501	0
2013	$11.94501	$15.41163	0
2014	$15.41163	$17.12116	3,963
2015	$17.12116	$17.20619	0
2016	$17.20619	$19.45193	0
2017	$19.45193	$20.79593	0

A-49

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.14862	0
2012	$14.14862	$15.68243	0
2013	$15.68243	$19.32989	0
2014	$19.32989	$20.75208	0
2015	$20.75208	$19.96419	0
2016	$19.96419	$22.63124	0
2017	$22.63124	$24.74238	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.31810	0
2012	$10.31810	$11.55576	0
2013	$11.55576	$13.93871	0
2014	$13.93871	$13.81887	0
2015	$13.81887	$13.41283	0
2016	$13.41283	$14.10726	0
2017	$14.10726	$17.07210	0
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.99500	$9.30141	296
2009	$9.30141	$10.66412	0
2010	$10.66412	$11.76730	0
2011	$11.76730	$12.71088	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.41975	917
2014	$12.41975	$12.43984	0
2015	$12.43984	$11.86068	0
2016	$11.86068	$12.98824	0
2017	$12.98824	$13.59473	0
Invesco V.I. High Yield Securities Fund - Series I
2008	$8.59700	$6.50672	679
2009	$6.50672	$9.26149	678
2010	$9.26149	$10.05076	1,627
2011	$10.05076	$10.09343	1,626
2012	$10.09343	$11.81171	949
2013	$11.81171	$12.23156	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.72700	$10.68832	0
2009	$10.68832	$13.17189	0
2010	$13.17189	$14.57390	0
2011	$14.57390	$15.52829	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.54900	$9.53547	197
2009	$9.53547	$12.22538	197
2010	$12.22538	$13.73628	197
2011	$13.73628	$12.66276	196
2012	$12.66276	$13.83336	196
2013	$13.83336	$17.54540	196
2014	$17.54540	$18.04156	196
2015	$18.04156	$17.04842	196
2016	$17.04842	$19.04212	196
2017	$19.04212	$21.54734	196

A-50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.56900	$7.62604	0
2009	$7.62604	$11.74173	0
2010	$11.74173	$14.71448	0
2011	$14.71448	$13.13238	0
2012	$13.13238	$14.43326	0
2013	$14.43326	$19.41320	0
2014	$19.41320	$20.58484	0
2015	$20.58484	$20.47936	0
2016	$20.47936	$20.28063	0
2017	$20.28063	$24.39127	0
Invesco V.I. S&P 500 Index Fund - Series I
2008	$10.95700	$6.78949	10,067
2009	$6.78949	$8.44561	2,254
2010	$8.44561	$9.55267	8,520
2011	$9.55267	$9.57997	8,519
2012	$9.57997	$10.90968	8,517
2013	$10.90968	$14.16948	9,909
2014	$14.16948	$15.80979	16,195
2015	$15.80979	$15.72676	15,437
2016	$15.72676	$17.25934	14,688
2017	$17.25934	$20.60708	14,050
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$34.63300	$14.79048	0
2009	$14.79048	$24.73451	0
2010	$24.73451	$28.98783	995
2011	$28.98783	$23.34278	995
2012	$23.34278	$27.56853	995
2013	$27.56853	$26.86618	961
2014	$26.86618	$25.26531	0
2015	$25.26531	$22.21672	0
2016	$22.21672	$23.35017	0
2017	$23.35017	$31.05450	0
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$17.55223	0
2015	$17.55223	$14.90465	0
2016	$14.90465	$16.91672	0
2017	$16.91672	$18.81658	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$14.63400	$7.97843	6,949
2009	$7.97843	$10.41117	6,948
2010	$10.41117	$10.83377	6,947
2011	$10.83377	$10.27502	0
2012	$10.27502	$11.51723	0
2013	$11.51723	$13.14848	0
2014	$13.14848	$13.22518	0
2015	$13.22518	$12.18895	0
2016	$12.18895	$12.67129	0
2017	$12.67129	$14.48685	0

A-51

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$10.67600	$5.34095	10,812
2009	$5.34095	$8.70626	10,809
2010	$8.70626	$10.53227	10,806
2011	$10.53227	$10.08039	0
2012	$10.08039	$11.35188	0
2013	$11.35188	$16.55069	0
2014	$16.55069	$17.33268	0
2015	$17.33268	$19.15488	0
2016	$19.15488	$18.55249	0
2017	$18.55249	$26.15028	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.39300	$9.64034	1,680
2009	$9.64034	$14.96522	1,679
2010	$14.96522	$19.49704	546
2011	$19.49704	$17.83057	4,140
2012	$17.83057	$19.08136	0
2013	$19.08136	$25.83108	0
2014	$25.83108	$25.93422	2,419
2015	$25.93422	$24.02940	0
2016	$24.02940	$21.58308	0
2017	$21.58308	$29.49019	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$24.63500	$15.06321	136
2009	$15.06321	$19.03666	136
2010	$19.03666	$24.36034	538
2011	$24.36034	$25.40641	537
2012	$25.40641	$28.97608	402
2013	$28.97608	$29.11632	388
2014	$29.11632	$37.18969	0
2015	$37.18969	$37.41254	3,555
2016	$37.41254	$39.34873	5,162
2017	$39.34873	$39.95001	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.24200	$8.04263	76
2009	$8.04263	$9.44426	0
2010	$9.44426	$9.94314	0
2011	$9.94314	$11.36404	0
2012	$11.36404	$13.27986	0
2013	$13.27986	$15.41732	0
2014	$15.41732	$16.31788	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$11.36300	$5.72152	3,393
2009	$5.72152	$9.54666	3,392
2010	$9.54666	$11.84636	0
2011	$11.84636	$10.80936	0
2012	$10.80936	$11.90368	0
2013	$11.90368	$12.64798	0

A-52

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$14.36200	$8.10221	3,548
2009	$8.10221	$10.18963	3,547
2010	$10.18963	$10.75800	0
2011	$10.75800	$9.57148	0
2012	$9.57148	$11.16797	0
2013	$11.16797	$14.02050	0
2014	$14.02050	$12.54362	0
2015	$12.54362	$11.71171	0
2016	$11.71171	$11.23877	0
2017	$11.23877	$13.61086	0
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$11.75800	$6.50212	0
2009	$6.50212	$6.21585	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$13.72400	$12.30740	8,482
2009	$12.30740	$14.85388	0
2010	$14.85388	$15.98224	2,916
2011	$15.98224	$16.52517	2,915
2012	$16.52517	$18.56342	12,876
2013	$18.56342	$18.46554	12,776
2014	$18.46554	$19.59708	0
2015	$19.59708	$18.89197	0
2016	$18.89197	$19.91960	0
2017	$19.91960	$20.91792	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.30400	$9.47074	0
2009	$9.47074	$9.86246	0
2010	$9.86246	$9.93944	0
2011	$9.93944	$10.05646	0
2012	$10.05646	$10.23192	0
2013	$10.23192	$10.11415	0
2014	$10.11415	$10.07113	0
2015	$10.07113	$9.90055	0
2016	$9.90055	$10.24463	0
2017	$10.24463	$10.21304	0
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.84100	$10.93605	49
2009	$10.93605	$10.77056	49
2010	$10.77056	$10.60600	0
2011	$10.60600	$10.44435	0
2012	$10.44435	$10.28437	0
2013	$10.28437	$10.12720	0
2014	$10.12720	$9.97242	0
2015	$9.97242	$9.82001	0
2016	$9.82001	$9.77055	0

A-53

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$10.51500	$5.42225	8,174
2009	$5.42225	$9.14657	5,330
2010	$9.14657	$11.50578	0
2011	$11.50578	$10.56528	0
2012	$10.56528	$11.68934	0
2013	$11.68934	$17.35173	0
2014	$17.35173	$18.06039	3,538
2015	$18.06039	$19.31206	3,537
2016	$19.31206	$18.36815	0
2017	$18.36815	$27.02067	4,944
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.79200	$10.32297	714
2009	$10.32297	$12.17040	0
2010	$12.17040	$12.79990	0
2011	$12.79990	$11.60000	0
2012	$11.60000	$12.20983	0
2013	$12.20983	$13.01525	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18384	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.28400	$6.81084	0
2009	$6.81084	$8.70531	0
2010	$8.70531	$9.80390	0
2011	$9.80390	$9.20534	0
2012	$9.20534	$10.79793	0
2013	$10.79793	$14.42512	0
2014	$14.42512	$15.72767	0
2015	$15.72767	$14.32003	0
2016	$14.32003	$16.21789	0
2017	$16.21789	$16.95454	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05522	0
2017	$10.05522	$12.96079	0
Putnam VT International Equity Fund - Class IB
2008	$14.02800	$7.74150	977
2009	$7.74150	$9.50009	976
2010	$9.50009	$10.29191	975
2011	$10.29191	$8.41773	975
2012	$8.41773	$10.10438	974
2013	$10.10438	$12.74181	973
2014	$12.74181	$11.69549	973
2015	$11.69549	$11.53173	972
2016	$11.53173	$11.07626	972
2017	$11.07626	$13.80538	972
Putnam VT Small Cap Value Fund - Class IB
2008	$13.97800	$8.34529	0
2009	$8.34529	$10.80793	0
2010	$10.80793	$13.40698	0
2011	$13.40698	$12.57721	0
2012	$12.57721	$14.54885	0
2013	$14.54885	$19.99905	0
2014	$19.99905	$20.36764	0
2015	$20.36764	$19.20422	0
2016	$19.20422	$24.10861	0
2017	$24.10861	$25.60746	0

A-54

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$7.80800	$4.84106	0
2009	$4.84106	$7.81233	0
2010	$7.81233	$9.29211	0
2011	$9.29211	$7.51636	0
2012	$7.51636	$8.45344	0
2013	$8.45344	$11.96298	0
2014	$11.96298	$12.92402	0
2015	$12.92402	$11.94731	0
2016	$11.94731	$12.00194	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

A-55

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND THE INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.48

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.07100	$7.63034	0
2009	$7.63034	$9.03908	0
2010	$9.03908	$10.03623	0
2011	$10.03623	$10.47892	0
2012	$10.47892	$12.09294	0
2013	$12.09294	$16.02115	0
2014	$16.02115	$17.23509	0
2015	$17.23509	$17.20693	0
2016	$17.20693	$18.81303	0
2017	$18.81303	$21.96300	0
AB VPS Growth Portfolio - Class B
2008	$8.32500	$4.70349	0
2009	$4.70349	$6.15148	0
2010	$6.15148	$6.95100	327
2011	$6.95100	$6.90853	328
2012	$6.90853	$7.72338	792
2013	$7.72338	$10.16631	1,500
2014	$10.16631	$11.30422	0
2015	$11.30422	$12.10831	0
2016	$12.10831	$12.02057	0
2017	$12.02057	$15.87309	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.83100	$4.63837	0
2009	$4.63837	$6.25978	0
2010	$6.25978	$6.76751	337
2011	$6.76751	$6.44361	345
2012	$6.44361	$7.36495	845
2013	$7.36495	$9.93178	1,553
2014	$9.93178	$11.12910	0
2015	$11.12910	$12.14376	0
2016	$12.14376	$12.23535	0
2017	$12.23535	$15.85891	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90994	137
2017	$9.90994	$9.82081	137
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.83800	$8.92813	0
2009	$8.92813	$12.54058	0
2010	$12.54058	$13.98065	0
2011	$13.98065	$14.38965	0
2012	$14.38965	$16.36754	0
2013	$16.36754	$17.37216	0
2014	$17.37216	$17.09575	0
2015	$17.09575	$15.29251	0
2016	$15.29251	$17.60490	0
2017	$17.60490	$17.97615	0

A-56

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.36200	$9.25200	0
2009	$9.25200	$12.34871	0
2010	$12.34871	$13.69564	0
2011	$13.69564	$13.80283	0
2012	$13.80283	$15.30493	0
2013	$15.30493	$17.16530	0
2014	$17.16530	$17.67611	0
2015	$17.67611	$16.17159	0
2016	$16.17159	$18.15116	0
2017	$18.15116	$19.59575	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.14500	$8.75624	0
2009	$8.75624	$10.86408	0
2010	$10.86408	$11.89102	0
2011	$11.89102	$11.58301	0
2012	$11.58301	$13.02497	0
2013	$13.02497	$16.44419	0
2014	$16.44419	$17.33922	0
2015	$17.33922	$16.22482	0
2016	$16.22482	$18.53585	0
2017	$18.53585	$19.76921	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.54000	$8.26781	0
2009	$8.26781	$10.51097	0
2010	$10.51097	$13.26632	0
2011	$13.26632	$12.56771	0
2012	$12.56771	$14.64490	0
2013	$14.64490	$19.63934	0
2014	$19.63934	$19.44182	0
2015	$19.44182	$17.72335	0
2016	$17.72335	$22.71299	0
2017	$22.71299	$24.73947	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.97000	$9.95925	0
2009	$9.95925	$13.43446	0
2010	$13.43446	$14.33571	0
2011	$14.33571	$12.61061	0
2012	$12.61061	$14.67565	0
2013	$14.67565	$17.76395	0
2014	$17.76395	$15.53896	0
2015	$15.53896	$14.30223	0
2016	$14.30223	$15.08881	0
2017	$15.08881	$17.33238	0
Invesco V.I. American Franchise Fund - Series I
2008	$5.94500	$2.98515	0
2009	$2.98515	$4.87974	0
2010	$4.87974	$5.75656	397
2011	$5.75656	$5.31649	396
2012	$5.31649	$5.95148	0
2013	$5.95148	$8.20954	0
2014	$8.20954	$8.76284	0
2015	$8.76284	$9.05732	0
2016	$9.05732	$9.11792	0
2017	$9.11792	$11.42947	0

A-57

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.55000	$8.40816	0
2009	$8.40816	$11.52127	0
2010	$11.52127	$13.86312	0
2011	$13.86312	$13.77204	0
2012	$13.77204	$15.90166	0
2013	$15.90166	$21.01609	0
2014	$21.01609	$22.70373	0
2015	$22.70373	$20.30801	0
2016	$20.30801	$23.08785	0
2017	$23.08785	$24.99126	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.65900	$4.33551	0
2009	$4.33551	$5.16710	0
2010	$5.16710	$5.87395	0
2011	$5.87395	$5.32465	0
2012	$5.32465	$6.11602	0
Invesco V.I. Comstock Fund - Series I
2008	$13.64800	$8.64163	579
2009	$8.64163	$10.95442	534
2010	$10.95442	$12.50561	180
2011	$12.50561	$12.08331	185
2012	$12.08331	$14.18088	0
2013	$14.18088	$18.98025	0
2014	$18.98025	$20.43630	0
2015	$20.43630	$18.91241	0
2016	$18.91241	$21.83712	0
2017	$21.83712	$25.33318	0
Invesco V.I. Core Equity Fund - Series I
2008	$11.49100	$7.90314	0
2009	$7.90314	$9.98060	0
2010	$9.98060	$10.76299	200
2011	$10.76299	$10.58791	212
2012	$10.58791	$11.86829	0
2013	$11.86829	$15.09928	0
2014	$15.09928	$16.07331	957
2015	$16.07331	$14.90842	0
2016	$14.90842	$16.18162	0
2017	$16.18162	$18.02729	0
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.30200	$7.70694	1,807
2009	$7.70694	$9.42986	1,807
2010	$9.42986	$10.25527	1,806
2011	$10.25527	$10.11533	1,806
2012	$10.11533	$11.82079	1,806
2013	$11.82079	$15.24678	881
2014	$15.24678	$16.93294	881
2015	$16.93294	$17.01195	881
2016	$17.01195	$19.22658	245
2017	$19.22658	$20.54886	245

A-58

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.75492	0
2012	$13.75492	$15.24148	0
2013	$15.24148	$18.78076	0
2014	$18.78076	$20.15650	0
2015	$20.15650	$19.38541	0
2016	$19.38541	$21.96856	0
2017	$21.96856	$24.01070	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.24880	735
2012	$10.24880	$11.47469	735
2013	$11.47469	$13.83677	735
2014	$13.83677	$13.71369	735
2015	$13.71369	$13.30676	735
2016	$13.30676	$13.99150	205
2017	$13.99150	$16.92694	204
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.90600	$9.24726	735
2009	$9.24726	$10.59885	735
2010	$10.59885	$11.69178	735
2011	$11.69178	$12.62807	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.83748	0
2014	$10.83748	$10.85176	0
2015	$10.85176	$10.34343	0
2016	$10.34343	$11.32336	0
2017	$11.32336	$11.84855	0
Invesco V.I. High Yield Securities Fund - Series I
2008	$7.51500	$5.68629	594
2009	$5.68629	$8.09128	593
2010	$8.09128	$8.77819	593
2011	$8.77819	$8.81282	593
2012	$8.81282	$10.30999	593
2013	$10.30999	$10.67545	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.33400	$10.40026	0
2009	$10.40026	$12.81305	0
2010	$12.81305	$14.17262	0
2011	$14.17262	$15.09925	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.53400	$9.52207	0
2009	$9.52207	$12.20454	0
2010	$12.20454	$13.70875	158
2011	$13.70875	$12.63359	168
2012	$12.63359	$13.79735	0
2013	$13.79735	$17.49448	0
2014	$17.49448	$17.98380	848
2015	$17.98380	$16.98876	0
2016	$16.98876	$18.96980	0
2017	$18.96980	$21.45909	0

A-59

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.55200	$7.61530	0
2009	$7.61530	$11.72166	0
2010	$11.72166	$14.68494	161
2011	$14.68494	$13.10208	155
2012	$13.10208	$14.39563	0
2013	$14.39563	$19.35678	0
2014	$19.35678	$20.51886	0
2015	$20.51886	$20.40759	0
2016	$20.40759	$20.20352	0
2017	$20.20352	$24.29126	0
Invesco V.I. S&P 500 Index Fund - Series I
2008	$10.09500	$6.25316	0
2009	$6.25316	$7.77612	0
2010	$7.77612	$8.79279	0
2011	$8.79279	$8.81527	0
2012	$8.81527	$10.03582	0
2013	$10.03582	$13.03060	0
2014	$13.03060	$14.53471	0
2015	$14.53471	$14.45404	0
2016	$14.45404	$15.85786	0
2017	$15.85786	$18.92811	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$30.39700	$12.97784	0
2009	$12.97784	$21.69668	0
2010	$21.69668	$25.42000	0
2011	$25.42000	$20.46361	0
2012	$20.46361	$24.16088	0
2013	$24.16088	$23.53828	0
2014	$23.53828	$22.12907	0
2015	$22.12907	$19.45306	0
2016	$19.45306	$20.43942	0
2017	$20.43942	$27.17523	0
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$17.27800	0
2015	$17.27800	$14.66740	0
2016	$14.66740	$16.64247	0
2017	$16.64247	$18.50599	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$14.08700	$7.67800	0
2009	$7.67800	$10.01612	0
2010	$10.01612	$10.41956	0
2011	$10.41956	$9.87920	0
2012	$9.87920	$11.07023	0
2013	$11.07023	$12.63438	880
2014	$12.63438	$12.70427	880
2015	$12.70427	$11.70536	880
2016	$11.70536	$12.16493	245
2017	$12.16493	$13.90377	245

A-60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$9.30600	$4.65427	0
2009	$4.65427	$7.58464	0
2010	$7.58464	$9.17266	0
2011	$9.17266	$8.77648	0
2012	$8.77648	$9.88053	0
2013	$9.88053	$14.40118	0
2014	$14.40118	$15.07708	0
2015	$15.07708	$16.65716	0
2016	$16.65716	$16.12849	0
2017	$16.12849	$22.72678	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.36200	$9.62104	0
2009	$9.62104	$14.93079	0
2010	$14.93079	$19.44637	0
2011	$19.44637	$17.77891	0
2012	$17.77891	$19.02036	0
2013	$19.02036	$25.74079	0
2014	$25.74079	$25.83582	0
2015	$25.83582	$23.93104	0
2016	$23.93104	$21.48831	0
2017	$21.48831	$29.35192	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$26.36000	$16.11344	88
2009	$16.11344	$20.35780	110
2010	$20.35780	$26.04313	87
2011	$26.04313	$27.15333	84
2012	$27.15333	$30.95915	190
2013	$30.95915	$31.09967	0
2014	$31.09967	$39.71107	0
2015	$39.71107	$39.93706	0
2016	$39.93706	$41.99136	0
2017	$41.99136	$42.62028	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.07600	$7.93122	0
2009	$7.93122	$9.31064	0
2010	$9.31064	$9.79953	0
2011	$9.79953	$11.19656	0
2012	$11.19656	$13.08023	0
2013	$13.08023	$15.18100	0
2014	$15.18100	$16.06624	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$10.31100	$5.19011	0
2009	$5.19011	$8.65738	0
2010	$8.65738	$10.73964	0
2011	$10.73964	$9.79658	0
2012	$9.79658	$10.78513	0
2013	$10.78513	$11.45840	0

A-61

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$14.23500	$8.02854	1,523
2009	$8.02854	$10.09396	1,542
2010	$10.09396	$10.65381	1,156
2011	$10.65381	$9.47594	1,156
2012	$9.47594	$11.05315	1,156
2013	$11.05315	$13.87221	0
2014	$13.87221	$12.40721	0
2015	$12.40721	$11.58087	0
2016	$11.58087	$11.10988	0
2017	$11.10988	$13.45075	0
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$10.76200	$5.94957	0
2009	$5.94957	$5.68710	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$14.22000	$12.74817	0
2009	$12.74817	$15.38123	0
2010	$15.38123	$16.54469	0
2011	$16.54469	$17.10162	0
2012	$17.10162	$19.20521	0
2013	$19.20521	$19.09822	0
2014	$19.09822	$20.26246	0
2015	$20.26246	$19.52754	0
2016	$19.52754	$20.58359	0
2017	$20.58359	$21.60872	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.37400	$9.52648	0
2009	$9.52648	$9.91754	0
2010	$9.91754	$9.99196	0
2011	$9.99196	$10.10659	0
2012	$10.10659	$10.27982	0
2013	$10.27982	$10.15846	0
2014	$10.15846	$10.11222	0
2015	$10.11222	$9.93796	0
2016	$9.93796	$10.28027	0
2017	$10.28027	$10.24550	0
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.87500	$10.96707	505
2009	$10.96707	$10.79787	505
2010	$10.79787	$10.62970	505
2011	$10.62970	$10.46456	505
2012	$10.46456	$10.30117	505
2013	$10.30117	$10.14069	505
2014	$10.14069	$9.98272	505
2015	$9.98272	$9.82721	3,631
2016	$9.82721	$9.77676	0

A-62

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$9.60600	$4.95193	4,172
2009	$4.95193	$8.35072	4,156
2010	$8.35072	$10.50151	3,661
2011	$10.50151	$9.64020	3,640
2012	$9.64020	$10.66264	3,421
2013	$10.66264	$15.82296	1,610
2014	$15.82296	$16.46426	1,610
2015	$16.46426	$17.60002	1,610
2016	$17.60002	$16.73477	448
2017	$16.73477	$24.61052	448
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.08600	$9.79161	828
2009	$9.79161	$11.54049	828
2010	$11.54049	$12.13377	828
2011	$12.13377	$10.99303	828
2012	$10.99303	$11.56748	828
2013	$11.56748	$12.32935	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18171	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.09400	$6.69440	0
2009	$6.69440	$8.55391	0
2010	$8.55391	$9.63051	0
2011	$9.63051	$9.03983	0
2012	$9.03983	$10.60060	0
2013	$10.60060	$14.15726	0
2014	$14.15726	$15.43099	0
2015	$15.43099	$14.04568	0
2016	$14.04568	$15.90242	0
2017	$15.90242	$16.62293	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05487	0
2017	$10.05487	$12.95648	0
Putnam VT International Equity Fund - Class IB
2008	$13.49300	$7.44362	0
2009	$7.44362	$9.13182	0
2010	$9.13182	$9.88999	0
2011	$9.88999	$8.08658	0
2012	$8.08658	$9.70397	0
2013	$9.70397	$12.23321	0
2014	$12.23321	$11.22528	0
2015	$11.22528	$11.06479	0
2016	$11.06479	$10.62459	0
2017	$10.62459	$13.23847	0
Putnam VT Small Cap Value Fund - Class IB
2008	$13.95400	$8.32862	187
2009	$8.32862	$10.78310	184
2010	$10.78310	$13.37217	178
2011	$13.37217	$12.54079	174
2012	$12.54079	$14.50237	432
2013	$14.50237	$19.92918	0
2014	$19.92918	$20.29039	0
2015	$20.29039	$19.12564	0
2016	$19.12564	$24.00279	0
2017	$24.00279	$25.48744	0

A-63

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.92700	$4.29354	0
2009	$4.29354	$6.92667	0
2010	$6.92667	$8.23622	0
2011	$8.23622	$6.66025	0
2012	$6.66025	$7.48834	0
2013	$7.48834	$10.59403	0
2014	$10.59403	$11.44167	0
2015	$11.44167	$10.57381	0
2016	$10.57381	$10.61934	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.48% and an administrative expense charge of 0.10%.

A-64

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE PERFORMANCE BENEFIT COMBINATION OR THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.49

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$14.11900	$8.24092	245,356
2009	$8.24092	$9.76140	223,542
2010	$9.76140	$10.83716	168,992
2011	$10.83716	$11.31407	142,471
2012	$11.31407	$13.05539	128,308
2013	$13.05539	$17.29453	106,310
2014	$17.29453	$18.60309	88,889
2015	$18.60309	$18.57085	81,446
2016	$18.57085	$20.30222	72,927
2017	$20.30222	$23.69917	68,377
AB VPS Growth Portfolio - Class B
2008	$7.63500	$4.31330	98,306
2009	$4.31330	$5.64061	75,351
2010	$5.64061	$6.37311	63,639
2011	$6.37311	$6.33354	55,562
2012	$6.33354	$7.07986	53,083
2013	$7.07986	$9.31832	45,260
2014	$9.31832	$10.36028	40,276
2015	$10.36028	$11.09612	37,430
2016	$11.09612	$11.01461	26,486
2017	$11.01461	$14.54329	25,618
AB VPS Large Cap Growth Portfolio - Class B
2008	$6.95000	$4.11631	107,575
2009	$4.11631	$5.55468	99,920
2010	$5.55468	$6.00460	62,208
2011	$6.00460	$5.71666	56,651
2012	$5.71666	$6.53339	60,209
2013	$6.53339	$8.80954	52,628
2014	$8.80954	$9.87058	52,198
2015	$9.87058	$10.76943	51,249
2016	$10.76943	$10.84957	38,702
2017	$10.84957	$14.06132	35,975
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90927	172,679
2017	$9.90927	$9.81917	201,175
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.83500	$8.92472	15,701
2009	$8.92472	$12.53456	15,592
2010	$12.53456	$13.97254	18,865
2011	$13.97254	$14.37987	13,961
2012	$14.37987	$16.35477	32,279
2013	$16.35477	$17.35689	33,383
2014	$17.35689	$17.07901	30,806
2015	$17.07901	$15.27600	29,528
2016	$15.27600	$17.58413	28,528
2017	$17.58413	$17.95436	0

A-65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.35800	$9.24814	177,967
2009	$9.24814	$12.34231	163,528
2010	$12.34231	$13.68717	150,025
2011	$13.68717	$13.79291	140,506
2012	$13.79291	$15.29239	139,861
2013	$15.29239	$17.14951	130,929
2014	$17.14951	$17.65809	117,670
2015	$17.65809	$16.15349	81,291
2016	$16.15349	$18.12902	68,143
2017	$18.12902	$19.56991	60,304
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.14100	$8.75266	160,979
2009	$8.75266	$10.85856	130,152
2010	$10.85856	$11.88380	99,776
2011	$11.88380	$11.57483	68,233
2012	$11.57483	$13.01446	66,316
2013	$13.01446	$16.42928	58,097
2014	$16.42928	$17.32176	49,492
2015	$17.32176	$16.20686	38,962
2016	$16.20686	$18.51348	32,949
2017	$18.51348	$19.74339	30,154
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.53700	$8.26478	53,530
2009	$8.26478	$10.50606	46,025
2010	$10.50606	$13.25878	39,403
2011	$13.25878	$12.55930	38,356
2012	$12.55930	$14.63362	34,071
2013	$14.63362	$19.62225	26,578
2014	$19.62225	$19.42296	23,619
2015	$19.42296	$17.70438	20,590
2016	$17.70438	$22.68641	16,664
2017	$22.68641	$24.70805	15,947
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.96500	$9.95524	119,215
2009	$9.95524	$13.42771	105,268
2010	$13.42771	$14.32707	95,100
2011	$14.32707	$12.60176	71,902
2012	$12.60176	$14.66388	71,990
2013	$14.66388	$17.74792	57,600
2014	$17.74792	$15.52339	49,711
2015	$15.52339	$14.28647	43,920
2016	$14.28647	$15.07067	41,769
2017	$15.07067	$17.30982	34,537
Invesco V.I. American Franchise Fund - Series I
2008	$15.59900	$7.83157	320,077
2009	$7.83157	$12.80079	287,580
2010	$12.80079	$15.09940	236,919
2011	$15.09940	$13.94371	206,610
2012	$13.94371	$15.60753	204,577
2013	$15.60753	$21.52705	182,993
2014	$21.52705	$22.97561	152,180
2015	$22.97561	$23.74536	134,044
2016	$23.74536	$23.90183	108,603
2017	$23.90183	$29.95836	75,839

A-66

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.11800	$8.73564	243,322
2009	$8.73564	$11.96881	212,551
2010	$11.96881	$14.40019	177,591
2011	$14.40019	$14.30415	141,299
2012	$14.30415	$16.51440	100,340
2013	$16.51440	$21.82371	76,238
2014	$21.82371	$23.57385	65,470
2015	$23.57385	$21.08420	59,547
2016	$21.08420	$23.96789	52,275
2017	$23.96789	$25.94126	44,056
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.72200	$4.37057	112,922
2009	$4.37057	$5.20837	97,591
2010	$5.20837	$5.92030	66,652
2011	$5.92030	$5.36614	57,140
2012	$5.36614	$6.16347	0
Invesco V.I. Comstock Fund - Series I
2008	$13.64000	$8.63588	452,274
2009	$8.63588	$10.94603	385,799
2010	$10.94603	$12.49479	320,208
2011	$12.49479	$12.07164	265,501
2012	$12.07164	$14.16576	231,376
2013	$14.16576	$18.95812	198,664
2014	$18.95812	$20.41045	141,825
2015	$20.41045	$18.88660	128,219
2016	$18.88660	$21.80515	108,343
2017	$21.80515	$25.29357	88,348
Invesco V.I. Core Equity Fund - Series I
2008	$11.48900	$7.90103	46,332
2009	$7.90103	$9.97694	43,323
2010	$9.97694	$10.75796	34,350
2011	$10.75796	$10.58191	27,716
2012	$10.58191	$11.86037	24,540
2013	$11.86037	$15.08770	22,450
2014	$15.08770	$16.05937	19,504
2015	$16.05937	$14.89398	16,953
2016	$14.89398	$16.16434	16,178
2017	$16.16434	$18.00624	10,487
Invesco V.I. Diversified Dividend Fund - Series I
2008	$42.31000	$26.50426	320,829
2009	$26.50426	$32.42615	279,580
2010	$32.42615	$35.26095	236,479
2011	$35.26095	$34.77633	212,415
2012	$34.77633	$40.63559	178,754
2013	$40.63559	$52.40767	147,872
2014	$52.40767	$58.19767	120,119
2015	$58.19767	$58.46331	104,731
2016	$58.46331	$66.06752	94,999
2017	$66.06752	$70.60417	81,755

A-67

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$17.44076	48,105
2012	$17.44076	$19.32370	49,393
2013	$19.32370	$23.80855	45,667
2014	$23.80855	$25.55003	46,460
2015	$25.55003	$24.57015	48,634
2016	$24.57015	$27.84140	43,235
2017	$27.84140	$30.42643	40,607
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$18.10558	123,558
2012	$18.10558	$20.26922	94,384
2013	$20.26922	$24.43923	78,579
2014	$24.43923	$24.21941	66,093
2015	$24.21941	$23.49837	58,366
2016	$23.49837	$24.70509	53,279
2017	$24.70509	$29.88530	43,131
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$28.11200	$16.34115	175,964
2009	$16.34115	$18.72772	163,394
2010	$18.72772	$20.65680	138,525
2011	$20.65680	$22.31029	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$20.27822	49,573
2014	$20.27822	$20.30290	38,222
2015	$20.30290	$19.34992	36,295
2016	$19.34992	$21.18100	31,975
2017	$21.18100	$22.16122	31,058
Invesco V.I. High Yield Securities Fund - Series I
2008	$14.07000	$10.64508	61,653
2009	$10.64508	$15.14584	54,876
2010	$15.14584	$16.43000	44,411
2011	$16.43000	$16.49315	39,664
2012	$16.49315	$19.29317	54,045
2013	$19.29317	$19.97641	0
Invesco V.I. Income Builder Fund - Series I
2008	$18.18200	$13.19111	83,388
2009	$13.19111	$16.24975	79,245
2010	$16.24975	$17.97218	60,699
2011	$17.97218	$19.14661	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.53000	$9.51828	51,006
2009	$9.51828	$12.19847	46,022
2010	$12.19847	$13.70055	46,358
2011	$13.70055	$12.62477	32,784
2012	$12.62477	$13.78633	34,990
2013	$13.78633	$17.47876	33,492
2014	$17.47876	$17.96585	29,727
2015	$17.96585	$16.97011	28,490
2016	$16.97011	$18.94708	27,497
2017	$18.94708	$21.43125	26,151

A-68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.54900	$7.61297	21,176
2009	$7.61297	$11.71692	16,149
2010	$11.71692	$14.67753	15,559
2011	$14.67753	$13.09417	14,267
2012	$13.09417	$14.38548	15,582
2013	$14.38548	$19.34121	14,605
2014	$19.34121	$20.50030	12,308
2015	$20.50030	$20.38709	12,483
2016	$20.38709	$20.18120	13,715
2017	$20.18120	$24.26201	10,121
Invesco V.I. S&P 500 Index Fund - Series I
2008	$12.84000	$7.95313	530,507
2009	$7.95313	$9.88913	495,886
2010	$9.88913	$11.18094	385,547
2011	$11.18094	$11.20842	331,470
2012	$11.20842	$12.75905	302,333
2013	$12.75905	$16.56481	260,498
2014	$16.56481	$18.47503	262,105
2015	$18.47503	$18.37065	226,249
2016	$18.37065	$20.15283	223,550
2017	$20.15283	$24.05222	234,349
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$29.57700	$12.62650	125,288
2009	$12.62650	$21.10718	117,646
2010	$21.10718	$24.72687	96,528
2011	$24.72687	$19.90364	81,558
2012	$19.90364	$23.49738	69,825
2013	$23.49738	$22.88959	55,521
2014	$22.88959	$21.51705	45,441
2015	$21.51705	$18.91315	40,740
2016	$18.91315	$19.87015	34,482
2017	$19.87015	$26.41573	30,462
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$56.13604	44,750
2015	$56.13604	$47.64945	35,590
2016	$47.64945	$54.06036	30,932
2017	$54.06036	$60.10773	26,987
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$14.84900	$8.09236	157,355
2009	$8.09236	$10.55561	135,158
2010	$10.55561	$10.97970	113,963
2011	$10.97970	$10.40925	95,389
2012	$10.40925	$11.66302	81,110
2013	$11.66302	$13.30959	511,388
2014	$13.30959	$13.38189	437,201
2015	$13.38189	$12.32845	362,111
2016	$12.32845	$12.81121	332,052
2017	$12.81121	$14.64098	261,761

A-69

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$13.02300	$6.51277	206,714
2009	$6.51277	$10.61221	166,356
2010	$10.61221	$12.83283	126,520
2011	$12.83283	$12.27733	107,042
2012	$12.27733	$13.82040	90,652
2013	$13.82040	$20.14165	71,184
2014	$20.14165	$21.08486	61,717
2015	$21.08486	$23.29222	90,850
2016	$23.29222	$22.55071	94,379
2017	$22.55071	$31.77321	69,604
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.35100	$9.61462	86,308
2009	$9.61462	$14.91933	78,926
2010	$14.91933	$19.42951	56,735
2011	$19.42951	$17.76172	49,554
2012	$17.76172	$19.00005	33,106
2013	$19.00005	$25.71073	27,462
2014	$25.71073	$25.80307	22,143
2015	$25.80307	$23.89832	21,253
2016	$23.89832	$21.45678	18,526
2017	$21.45678	$29.30595	17,509
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$27.35700	$16.72099	62,592
2009	$16.72099	$21.12327	51,313
2010	$21.12327	$27.01968	42,151
2011	$27.01968	$28.16870	27,928
2012	$28.16870	$32.11361	27,134
2013	$32.11361	$32.25615	24,397
2014	$32.25615	$41.18366	18,982
2015	$41.18366	$41.41387	16,597
2016	$41.41387	$43.53978	13,363
2017	$43.53978	$44.18747	11,852
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$39.26100	$25.78395	118,365
2009	$25.78395	$30.26535	102,064
2010	$30.26535	$31.85131	87,565
2011	$31.85131	$36.38847	72,178
2012	$36.38847	$42.50604	60,310
2013	$42.50604	$49.32784	51,045
2014	$49.32784	$52.20260	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$15.63800	$7.87068	256,091
2009	$7.87068	$13.12741	219,874
2010	$13.12741	$16.28317	178,174
2011	$16.28317	$14.85185	159,788
2012	$14.85185	$16.34885	146,264
2013	$16.34885	$17.36889	0

A-70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$54.78000	$30.89208	112,440
2009	$30.89208	$38.83546	90,105
2010	$38.83546	$40.98528	74,921
2011	$40.98528	$36.45037	65,264
2012	$36.45037	$42.51309	55,322
2013	$42.51309	$53.35055	48,841
2014	$53.35055	$47.71160	41,757
2015	$47.71160	$44.52948	37,401
2016	$44.52948	$42.71423	32,636
2017	$42.71423	$51.70899	26,181
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$11.71900	$6.47795	127,593
2009	$6.47795	$6.19197	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$26.59500	$23.83990	191,910
2009	$23.83990	$28.76104	171,434
2010	$28.76104	$30.93346	134,937
2011	$30.93346	$31.97155	120,930
2012	$31.97155	$35.90058	92,924
2013	$35.90058	$35.69702	88,131
2014	$35.69702	$37.86933	76,796
2015	$37.86933	$36.49216	62,571
2016	$36.49216	$38.46180	62,140
2017	$38.46180	$40.37331	50,838
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.79300	$9.87651	215,876
2009	$9.87651	$10.28091	215,041
2010	$10.28091	$10.35702	184,811
2011	$10.35702	$10.47479	158,566
2012	$10.47479	$10.65326	110,909
2013	$10.65326	$10.52644	94,799
2014	$10.52644	$10.47747	91,363
2015	$10.47747	$10.29590	80,344
2016	$10.29590	$10.64947	75,380
2017	$10.64947	$10.61240	57,200
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$14.83200	$14.95565	498,934
2009	$14.95565	$14.72345	373,358
2010	$14.72345	$14.49268	305,737
2011	$14.49268	$14.26610	264,352
2012	$14.26610	$14.04194	190,943
2013	$14.04194	$13.82181	170,808
2014	$13.82181	$13.60514	158,464
2015	$13.60514	$13.39186	142,534
2016	$13.39186	$13.32266	0

A-71

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$68.39600	$35.25594	220,235
2009	$35.25594	$59.44800	191,605
2010	$59.44800	$74.75178	167,319
2011	$74.75178	$68.61405	147,870
2012	$68.61405	$75.88361	128,205
2013	$75.88361	$112.59715	138,375
2014	$112.59715	$117.14889	117,544
2015	$117.14889	$125.21773	103,401
2016	$125.21773	$119.04993	96,191
2017	$119.04993	$175.06002	80,013
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$41.61200	$31.13341	277,545
2009	$31.13341	$36.69045	243,950
2010	$36.69045	$38.57277	228,830
2011	$38.57277	$34.94292	179,250
2012	$34.94292	$36.76518	159,111
2013	$36.76518	$39.18540	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18099	12,013
Putnam VT Growth and Income Fund - Class IB
2008	$11.86600	$7.15913	40,999
2009	$7.15913	$9.14681	38,116
2010	$9.14681	$10.29698	32,192
2011	$10.29698	$9.66446	25,824
2012	$9.66446	$11.33193	22,152
2013	$11.33193	$15.13245	19,973
2014	$15.13245	$16.49228	12,420
2015	$16.49228	$15.01019	9,306
2016	$15.01019	$16.99273	9,504
2017	$16.99273	$17.76200	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05476	21,725
2017	$10.05476	$12.95503	18,065
Putnam VT International Equity Fund - Class IB
2008	$12.29800	$6.78366	207,734
2009	$6.78366	$8.32133	173,432
2010	$8.32133	$9.01132	116,793
2011	$9.01132	$7.36739	93,727
2012	$7.36739	$8.84005	78,133
2013	$8.84005	$11.14299	71,475
2014	$11.14299	$10.22386	58,544
2015	$10.22386	$10.07667	53,885
2016	$10.07667	$9.67481	47,606
2017	$9.67481	$12.05382	40,405
Putnam VT Small Cap Value Fund - Class IB
2008	$13.94600	$8.32306	10,024
2009	$8.32306	$10.77483	9,771
2010	$10.77483	$13.36057	11,262
2011	$13.36057	$12.52866	10,707
2012	$12.52866	$14.48689	11,297
2013	$14.48689	$19.90592	10,386
2014	$19.90592	$20.26468	10,474
2015	$20.26468	$19.09949	9,697
2016	$19.09949	$23.96758	9,067
2017	$23.96758	$25.44752	8,355

A-72

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.38200	$3.95516	65,674
2009	$3.95516	$6.38014	62,414
2010	$6.38014	$7.58560	54,690
2011	$7.58560	$6.13351	50,815
2012	$6.13351	$6.89543	46,416
2013	$6.89543	$9.75423	40,935
2014	$9.75423	$10.53362	26,253
2015	$10.53362	$9.73365	25,181
2016	$9.73365	$9.77470	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

A-73

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND ENHANCED
DEATH BENEFIT, THE PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.51

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.59000	$7.93083	18,409
2009	$7.93083	$9.39223	18,409
2010	$9.39223	$10.42523	18,409
2011	$10.42523	$10.88182	17,372
2012	$10.88182	$12.55410	15,921
2013	$12.55410	$16.62714	2,059
2014	$16.62714	$17.88162	2,059
2015	$17.88162	$17.84707	2,059
2016	$17.84707	$19.50708	2,059
2017	$19.50708	$22.76645	2,059
AB VPS Growth Portfolio - Class B
2008	$9.30800	$5.25747	9,817
2009	$5.25747	$6.87393	1,516
2010	$6.87393	$7.76503	0
2011	$7.76503	$7.71528	0
2012	$7.71528	$8.62270	0
2013	$8.62270	$11.34669	0
2014	$11.34669	$12.61293	0
2015	$12.61293	$13.50607	0
2016	$13.50607	$13.40418	0
2017	$13.40418	$17.69487	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$8.67300	$5.13567	1,533
2009	$5.13567	$6.92885	1,531
2010	$6.92885	$7.48858	523
2011	$7.48858	$7.12805	522
2012	$7.12805	$8.14479	521
2013	$8.14479	$10.98014	521
2014	$10.98014	$12.30016	520
2015	$12.30016	$13.41757	520
2016	$13.41757	$13.51472	519
2017	$13.51472	$17.51193	519
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90795	811
2017	$9.90795	$9.81591	757
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.82500	$8.91558	0
2009	$8.91558	$12.51922	226
2010	$12.51922	$13.95264	226
2011	$13.95264	$14.35653	0
2012	$14.35653	$16.32495	0
2013	$16.32495	$17.32176	0
2014	$17.32176	$17.04104	0
2015	$17.04104	$15.23898	0
2016	$15.23898	$17.53803	0
2017	$17.53803	$17.90612	0

A-74

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.34800	$9.23947	1,883
2009	$9.23947	$12.32829	1,883
2010	$12.32829	$13.66889	3,262
2011	$13.66889	$13.77174	3,443
2012	$13.77174	$15.26587	2,047
2013	$15.26587	$17.11637	4,322
2014	$17.11637	$17.62043	4,232
2015	$17.62043	$16.11582	4,232
2016	$16.11582	$18.08314	4,232
2017	$18.08314	$19.51648	4,232
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.12900	$8.74392	1,885
2009	$8.74392	$10.84554	1,885
2010	$10.84554	$11.86719	2,100
2011	$11.86719	$11.55633	3,143
2012	$11.55633	$12.99106	2,080
2013	$12.99106	$16.39647	1,993
2014	$16.39647	$17.28371	1,885
2015	$17.28371	$16.16801	2,515
2016	$16.16801	$18.46543	2,515
2017	$18.46543	$19.68822	2,515
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.53000	$8.25872	615
2009	$8.25872	$10.49626	615
2010	$10.49626	$13.24378	615
2011	$13.24378	$12.54259	615
2012	$12.54259	$14.61124	615
2013	$14.61124	$19.58834	615
2014	$19.58834	$19.38551	615
2015	$19.38551	$17.66671	1,193
2016	$17.66671	$22.63363	1,193
2017	$22.63363	$24.64565	1,193
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.95200	$9.94536	3,486
2009	$9.94536	$13.41171	0
2010	$13.41171	$14.30715	0
2011	$14.30715	$12.58173	0
2012	$12.58173	$14.63764	0
2013	$14.63764	$17.71264	0
2014	$17.71264	$15.48942	0
2015	$15.48942	$14.25235	0
2016	$14.25235	$15.03168	0
2017	$15.03168	$17.26160	0
Invesco V.I. American Franchise Fund - Series I
2008	$7.19400	$3.61124	1,617
2009	$3.61124	$5.90143	1,457
2010	$5.90143	$6.95975	612
2011	$6.95975	$6.42577	0
2012	$6.42577	$7.19107	279
2013	$7.19107	$9.91647	278
2014	$9.91647	$10.58163	277
2015	$10.58163	$10.93396	276
2016	$10.93396	$11.00381	258
2017	$11.00381	$13.78934	246

A-75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.23500	$8.80159	2,156
2009	$8.80159	$12.05676	2,142
2010	$12.05676	$14.50311	2,124
2011	$14.50311	$14.40351	2,120
2012	$14.40351	$16.62578	2,109
2013	$16.62578	$21.96651	2,092
2014	$21.96651	$23.72335	2,086
2015	$23.72335	$21.21367	2,096
2016	$21.21367	$24.11026	2,088
2017	$24.11026	$26.09017	2,094
Invesco V.I. Capital Appreciation Fund - Series I
2008	$9.18100	$5.19544	303
2009	$5.19544	$6.19011	301
2010	$6.19011	$7.03482	300
2011	$7.03482	$6.37506	298
2012	$6.37506	$7.32183	0
Invesco V.I. Comstock Fund - Series I
2008	$13.62500	$8.62437	11,473
2009	$8.62437	$10.92926	5,898
2010	$10.92926	$12.47315	5,898
2011	$12.47315	$12.04832	5,223
2012	$12.04832	$14.13556	5,223
2013	$14.13556	$18.91392	5,223
2014	$18.91392	$20.35879	5,216
2015	$20.35879	$18.83502	5,216
2016	$18.83502	$21.74126	5,216
2017	$21.74126	$25.21443	5,216
Invesco V.I. Core Equity Fund - Series I
2008	$11.48500	$7.89680	0
2009	$7.89680	$9.96960	0
2010	$9.96960	$10.74790	0
2011	$10.74790	$10.56991	0
2012	$10.56991	$11.84455	0
2013	$11.84455	$15.06457	0
2014	$15.06457	$16.03155	0
2015	$16.03155	$14.86521	0
2016	$14.86521	$16.12990	0
2017	$16.12990	$17.96430	0
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.44300	$7.74118	64,292
2009	$7.74118	$9.46891	63,471
2010	$9.46891	$10.29464	62,233
2011	$10.29464	$10.15113	59,867
2012	$10.15113	$11.85905	57,377
2013	$11.85905	$15.29154	42,522
2014	$15.29154	$16.97756	31,582
2015	$16.97756	$17.05164	32,643
2016	$17.05164	$19.26568	31,111
2017	$19.26568	$20.58448	29,527

A-76

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$14.05525	0
2012	$14.05525	$15.56959	0
2013	$15.56959	$19.17930	0
2014	$19.17930	$20.57806	0
2015	$20.57806	$19.78490	0
2016	$19.78490	$22.41458	0
2017	$22.41458	$24.49085	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.24999	11,035
2012	$10.24999	$11.47257	10,659
2013	$11.47257	$13.83006	9,239
2014	$13.83006	$13.70293	7,751
2015	$13.70293	$13.29232	7,479
2016	$13.29232	$13.97214	7,401
2017	$13.97214	$16.89848	6,114
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.92700	$9.25666	12,306
2009	$9.25666	$10.60644	12,050
2010	$10.60644	$11.69663	12,015
2011	$11.69663	$12.63207	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.32285	1,434
2014	$12.32285	$12.33539	1,432
2015	$12.33539	$11.75405	1,429
2016	$11.75405	$12.86375	1,427
2017	$12.86375	$13.45637	1,425
Invesco V.I. High Yield Securities Fund - Series I
2008	$8.56000	$6.47536	1,614
2009	$6.47536	$9.21132	1,510
2010	$9.21132	$9.99032	1,506
2011	$9.99032	$10.02672	1,503
2012	$10.02672	$11.72660	1,437
2013	$11.72660	$12.14110	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.66500	$10.63690	0
2009	$10.63690	$13.10066	0
2010	$13.10066	$14.48640	179
2011	$14.48640	$15.43204	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.51900	$9.50867	816
2009	$9.50867	$12.18371	816
2010	$12.18371	$13.68124	816
2011	$13.68124	$12.60446	816
2012	$12.60446	$13.76140	816
2013	$13.76140	$17.44366	816
2014	$17.44366	$17.92618	816
2015	$17.92618	$16.92925	816
2016	$16.92925	$18.89770	816
2017	$18.89770	$21.37114	816

A-77

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.53600	$7.60465	0
2009	$7.60465	$11.70176	0
2010	$11.70176	$14.65562	0
2011	$14.65562	$13.07202	0
2012	$13.07202	$14.35828	0
2013	$14.35828	$19.30077	0
2014	$19.30077	$20.45335	0
2015	$20.45335	$20.33633	0
2016	$20.33633	$20.12695	0
2017	$20.12695	$24.19196	0
Invesco V.I. S&P 500 Index Fund - Series I
2008	$10.91100	$6.75682	4,483
2009	$6.75682	$8.39992	4,482
2010	$8.39992	$9.49531	3,697
2011	$9.49531	$9.51673	3,697
2012	$9.51673	$10.83115	3,697
2013	$10.83115	$14.05904	3,697
2014	$14.05904	$15.67716	3,697
2015	$15.67716	$15.58547	3,697
2016	$15.58547	$17.09405	3,697
2017	$17.09405	$20.39755	3,697
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$34.48700	$14.71931	1,080
2009	$14.71931	$24.60074	1,080
2010	$24.60074	$28.81379	1,517
2011	$28.81379	$23.18873	1,517
2012	$23.18873	$27.37014	1,517
2013	$27.37014	$26.65684	1,517
2014	$26.65684	$25.05340	1,080
2015	$25.05340	$22.01713	1,080
2016	$22.01713	$23.12657	1,080
2017	$23.12657	$30.73875	1,080
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$17.40503	13,607
2015	$17.40503	$14.77081	13,217
2016	$14.77081	$16.75478	11,180
2017	$16.75478	$18.62531	9,637
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$14.57200	$7.94004	6,085
2009	$7.94004	$10.35485	1,857
2010	$10.35485	$10.76870	1,877
2011	$10.76870	$10.20719	1,882
2012	$10.20719	$11.43433	1,883
2013	$11.43433	$13.04602	19,812
2014	$13.04602	$13.11425	19,047
2015	$13.11425	$12.07946	18,974
2016	$12.07946	$12.54997	18,884
2017	$12.54997	$14.33955	17,673

A-78

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$10.63100	$5.31526	2,067
2009	$5.31526	$8.65920	2,721
2010	$8.65920	$10.46907	2,721
2011	$10.46907	$10.01390	0
2012	$10.01390	$11.27024	0
2013	$11.27024	$16.42180	0
2014	$16.42180	$17.18738	0
2015	$17.18738	$18.98292	0
2016	$18.98292	$18.37493	0
2017	$18.37493	$25.88453	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.33100	$9.60181	3,397
2009	$9.60181	$14.89648	2,108
2010	$14.89648	$19.39587	2,108
2011	$19.39587	$17.72743	2,108
2012	$17.72743	$18.95957	2,108
2013	$18.95957	$25.65082	2,108
2014	$25.65082	$25.73779	2,108
2015	$25.73779	$23.83308	2,108
2016	$23.83308	$21.39394	2,108
2017	$21.39394	$29.21429	2,108
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$24.53100	$14.99074	169
2009	$14.99074	$18.93369	314
2010	$18.93369	$24.21406	314
2011	$24.21406	$25.23874	169
2012	$25.23874	$28.76755	169
2013	$28.76755	$28.88945	169
2014	$28.88945	$36.87779	169
2015	$36.87779	$37.07653	455
2016	$37.07653	$38.97203	455
2017	$38.97203	$39.54389	455
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.19000	$8.00394	23,134
2009	$8.00394	$9.39319	22,963
2010	$9.39319	$9.88344	21,742
2011	$9.88344	$11.28907	20,218
2012	$11.28907	$13.18432	19,545
2013	$13.18432	$15.29721	18,965
2014	$15.29721	$16.18768	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$11.31500	$5.69395	0
2009	$5.69395	$9.49498	0
2010	$9.49498	$11.77516	0
2011	$11.77516	$10.73796	0
2012	$10.73796	$11.81794	0
2013	$11.81794	$12.55448	0

A-79

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$14.39800	$8.06321	35,963
2009	$8.06321	$10.13451	31,747
2010	$10.13451	$10.69340	30,564
2011	$10.69340	$9.50830	28,063
2012	$9.50830	$11.08758	26,005
2013	$11.08758	$13.91125	18,969
2014	$13.91125	$12.43840	5,601
2015	$12.43840	$11.60650	5,600
2016	$11.60650	$11.13114	3,967
2017	$11.13114	$13.47246	3,966
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$11.70900	$6.47084	0
2009	$6.47084	$6.18478	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$13.66600	$12.24820	1,223
2009	$12.24820	$14.77358	1,233
2010	$14.77358	$15.88631	938
2011	$15.88631	$16.41617	1,295
2012	$16.41617	$18.42989	1,171
2013	$18.42989	$18.32172	760
2014	$18.32172	$19.43279	625
2015	$19.43279	$18.72235	625
2016	$18.72235	$19.72894	624
2017	$19.72894	$20.70532	643
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.25700	$9.42518	77
2009	$9.42518	$9.80914	97
2010	$9.80914	$9.87978	350
2011	$9.87978	$9.99013	931
2012	$9.99013	$10.15831	519
2013	$10.15831	$10.03537	359
2014	$10.03537	$9.98670	144
2015	$9.98670	$9.81166	143
2016	$9.81166	$10.14658	143
2017	$10.14658	$10.10925	163
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.79600	$10.88343	18,207
2009	$10.88343	$10.71231	6,580
2010	$10.71231	$10.54231	6,581
2011	$10.54231	$10.37542	6,565
2012	$10.37542	$10.21035	6,540
2013	$10.21035	$10.04828	11,061
2014	$10.04828	$9.88878	10,971
2015	$9.88878	$9.73181	832
2016	$9.73181	$9.68089	0

A-80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$10.54100	$5.39616	85,662
2009	$5.39616	$9.09709	84,283
2010	$9.09709	$11.43670	82,229
2011	$11.43670	$10.49556	76,575
2012	$10.49556	$11.60522	72,917
2013	$11.60522	$17.21656	47,060
2014	$17.21656	$17.90896	34,347
2015	$17.90896	$19.13865	33,965
2016	$19.13865	$18.19232	33,798
2017	$18.19232	$26.74603	31,337
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.73400	$10.27331	24,521
2009	$10.27331	$12.10459	23,460
2010	$12.10459	$12.72303	22,604
2011	$12.72303	$11.52346	20,074
2012	$11.52346	$12.12197	19,827
2013	$12.12197	$12.91913	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17956	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.23600	$6.77807	0
2009	$6.77807	$8.65822	0
2010	$8.65822	$9.74501	0
2011	$9.74501	$9.14456	0
2012	$9.14456	$10.72019	0
2013	$10.72019	$14.31268	0
2014	$14.31268	$15.59572	0
2015	$15.59572	$14.19137	0
2016	$14.19137	$16.06256	0
2017	$16.06256	$16.78849	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05452	733
2017	$10.05452	$12.95217	685
Putnam VT International Equity Fund - Class IB
2008	$13.96900	$7.70426	2,759
2009	$7.70426	$9.44871	2,759
2010	$9.44871	$10.23011	2,759
2011	$10.23011	$8.36217	2,759
2012	$8.36217	$10.03165	2,649
2013	$10.03165	$12.64250	2,555
2014	$12.64250	$11.59737	2,518
2015	$11.59737	$11.42812	2,368
2016	$11.42812	$10.97018	2,368
2017	$10.97018	$13.66499	2,284
Putnam VT Small Cap Value Fund - Class IB
2008	$13.93000	$8.31197	2,094
2009	$8.31197	$10.75830	2,094
2010	$10.75830	$13.33741	2,094
2011	$13.33741	$12.50446	2,094
2012	$12.50446	$14.45600	2,094
2013	$14.45600	$19.85950	2,094
2014	$19.85950	$20.21339	2,094
2015	$20.21339	$19.04734	2,094
2016	$19.04734	$23.89737	2,094
2017	$23.89737	$25.36791	2,094

A-81

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$7.77500	$4.81775	12,736
2009	$4.81775	$7.77004	12,736
2010	$7.77004	$9.23628	12,736
2011	$9.23628	$7.46671	11,979
2012	$7.46671	$8.39254	10,867
2013	$8.39254	$11.86969	706
2014	$11.86969	$12.81554	688
2015	$12.81554	$11.83991	616
2016	$11.83991	$11.88774	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.51% and an administrative expense charge of 0.10%.

A-82

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.00600	$7.58692	962
2009	$7.58692	$8.98135	535
2010	$8.98135	$9.96517	535
2011	$9.96517	$10.39747	0
2012	$10.39747	$11.99053	0
2013	$11.99053	$15.87439	0
2014	$15.87439	$17.06525	0
2015	$17.06525	$17.02546	0
2016	$17.02546	$18.60163	0
2017	$18.60163	$21.70108	0
AB VPS Growth Portfolio - Class B
2008	$8.28300	$4.67669	0
2009	$4.67669	$6.11215	0
2010	$6.11215	$6.90174	0
2011	$6.90174	$6.85478	0
2012	$6.85478	$7.65792	0
2013	$7.65792	$10.07311	0
2014	$10.07311	$11.19276	0
2015	$11.19276	$11.98054	0
2016	$11.98054	$11.88541	0
2017	$11.88541	$15.68368	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.79100	$4.61196	0
2009	$4.61196	$6.21979	0
2010	$6.21979	$6.71956	0
2011	$6.71956	$6.39349	0
2012	$6.39349	$7.30252	0
2013	$7.30252	$9.84073	0
2014	$9.84073	$11.01936	0
2015	$11.01936	$12.01561	0
2016	$12.01561	$12.09779	0
2017	$12.09779	$15.66967	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90528	72
2017	$9.90528	$9.80935	1,165
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.80700	$8.89884	0
2009	$8.89884	$12.49074	0
2010	$12.49074	$13.91533	0
2011	$13.91533	$14.31243	0
2012	$14.31243	$16.26828	0
2013	$16.26828	$17.25474	0
2014	$17.25474	$16.96832	0
2015	$16.96832	$15.16789	0
2016	$15.16789	$17.44925	0
2017	$17.44925	$17.81316	0

A-83

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.32900	$9.22248	0
2009	$9.22248	$12.30070	0
2010	$12.30070	$13.63286	0
2011	$13.63286	$13.72998	0
2012	$13.72998	$15.21347	0
2013	$15.21347	$17.05079	0
2014	$17.05079	$17.54592	0
2015	$17.54592	$16.04125	0
2016	$16.04125	$17.99229	0
2017	$17.99229	$19.41070	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.11000	$8.72829	46
2009	$8.72829	$10.82183	17
2010	$10.82183	$11.83651	0
2011	$11.83651	$11.52185	0
2012	$11.52185	$12.94711	0
2013	$12.94711	$16.33447	0
2014	$16.33447	$17.21148	0
2015	$17.21148	$16.09401	0
2016	$16.09401	$18.37358	0
2017	$18.37358	$19.58247	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.51700	$8.24657	0
2009	$8.24657	$10.47663	0
2010	$10.47663	$13.21374	0
2011	$13.21374	$12.50915	0
2012	$12.50915	$14.56642	0
2013	$14.56642	$19.52044	0
2014	$19.52044	$19.31059	0
2015	$19.31059	$17.59139	0
2016	$17.59139	$22.52815	0
2017	$22.52815	$24.52101	1,342
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.92700	$9.92657	0
2009	$9.92657	$13.38101	0
2010	$13.38101	$14.26870	0
2011	$14.26870	$12.54290	0
2012	$12.54290	$14.58660	0
2013	$14.58660	$17.64383	0
2014	$17.64383	$15.42309	0
2015	$15.42309	$14.18564	0
2016	$14.18564	$14.95536	0
2017	$14.95536	$17.16710	0
Invesco V.I. American Franchise Fund - Series I
2008	$5.91600	$2.96814	357
2009	$2.96814	$4.84856	0
2010	$4.84856	$5.71579	0
2011	$5.71579	$5.27515	0
2012	$5.27515	$5.90105	2,094
2013	$5.90105	$8.13431	2,093
2014	$8.13431	$8.67647	2,093
2015	$8.67647	$8.96179	2,092
2016	$8.96179	$9.01544	2,092
2017	$9.01544	$11.29312	2,091

A-84

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.47700	$8.36031	759
2009	$8.36031	$11.44771	587
2010	$11.44771	$13.76498	587
2011	$13.76498	$13.66500	0
2012	$13.66500	$15.76700	0
2013	$15.76700	$20.82356	0
2014	$20.82356	$22.48000	0
2015	$22.48000	$20.09381	0
2016	$20.09381	$22.82838	0
2017	$22.82838	$24.69316	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.62100	$4.31084	2,361
2009	$4.31084	$5.13411	2,115
2010	$5.13411	$5.83239	2,114
2011	$5.83239	$5.28329	2,113
2012	$5.28329	$6.06713	0
Invesco V.I. Comstock Fund - Series I
2008	$13.59400	$8.60139	5,117
2009	$8.60139	$10.89578	5,109
2010	$10.89578	$12.42997	5,104
2011	$12.42997	$12.00183	5,100
2012	$12.00183	$14.07537	5,096
2013	$14.07537	$18.82586	4,700
2014	$18.82586	$20.25590	4,698
2015	$20.25590	$18.73233	4,697
2016	$18.73233	$21.61410	4,696
2017	$21.61410	$25.05696	0
Invesco V.I. Core Equity Fund - Series I
2008	$11.47700	$7.88834	0
2009	$7.88834	$9.95495	0
2010	$9.95495	$10.72782	0
2011	$10.72782	$10.54594	0
2012	$10.54594	$11.81295	0
2013	$11.81295	$15.01838	0
2014	$15.01838	$15.97601	0
2015	$15.97601	$14.80778	0
2016	$14.80778	$16.06117	0
2017	$16.06117	$17.88062	0
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.24000	$7.66309	2,484
2009	$7.66309	$9.36965	2,482
2010	$9.36965	$10.18267	2,481
2011	$10.18267	$10.03670	2,479
2012	$10.03670	$11.72068	1,018
2013	$11.72068	$15.10708	1,017
2014	$15.10708	$16.76605	0
2015	$16.76605	$16.83248	0
2016	$16.83248	$19.01049	0
2017	$19.01049	$20.30372	0

A-85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.64806	374
2012	$13.64806	$15.11245	374
2013	$15.11245	$18.60875	374
2014	$18.60875	$19.95792	374
2015	$19.95792	$19.18100	373
2016	$19.18100	$21.72175	373
2017	$21.72175	$23.72439	1,345
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.16909	0
2012	$10.16909	$11.37747	0
2013	$11.37747	$13.70995	0
2014	$13.70995	$13.57849	0
2015	$13.57849	$13.16634	0
2016	$13.16634	$13.83420	0
2017	$13.83420	$16.72498	0
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.82700	$9.19461	0
2009	$9.19461	$10.53113	0
2010	$10.53113	$11.60895	0
2011	$11.60895	$12.53575	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.73814	0
2014	$10.73814	$10.74477	0
2015	$10.74477	$10.23430	0
2016	$10.23430	$11.19607	0
2017	$11.19607	$11.70720	0
Invesco V.I. High Yield Securities Fund - Series I
2008	$7.47700	$5.65393	256
2009	$5.65393	$8.03961	0
2010	$8.03961	$8.71603	0
2011	$8.71603	$8.74429	0
2012	$8.74429	$10.22265	0
2013	$10.22265	$10.58265	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.26300	$10.34111	375
2009	$10.34111	$12.73128	374
2010	$12.73128	$14.07233	374
2011	$14.07233	$14.98899	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.49900	$9.49084	0
2009	$9.49084	$12.15601	0
2010	$12.15601	$13.64469	0
2011	$13.64469	$12.56578	0
2012	$12.56578	$13.71365	0
2013	$13.71365	$17.37620	0
2014	$17.37620	$17.84970	0
2015	$17.84970	$16.85027	0
2016	$16.85027	$18.80203	0
2017	$18.80203	$21.25448	0

A-86

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.51500	$7.59031	0
2009	$7.59031	$11.67504	0
2010	$11.67504	$14.61631	0
2011	$14.61631	$13.03175	0
2012	$13.03175	$14.30831	0
2013	$14.30831	$19.22592	0
2014	$19.22592	$20.36588	0
2015	$20.36588	$20.24127	0
2016	$20.24127	$20.02487	0
2017	$20.02487	$24.05967	0
Invesco V.I. S&P 500 Index Fund - Series I
2008	$10.04400	$6.21756	2,692
2009	$6.21756	$7.72643	2,687
2010	$7.72643	$8.73050	2,683
2011	$8.73050	$8.74671	2,679
2012	$8.74671	$9.95079	2,676
2013	$9.95079	$12.91116	2,673
2014	$12.91116	$14.39142	2,671
2015	$14.39142	$14.30153	2,669
2016	$14.30153	$15.67957	2,666
2017	$15.67957	$18.70225	2,665
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$30.24600	$12.90394	0
2009	$12.90394	$21.55806	0
2010	$21.55806	$25.23996	0
2011	$25.23996	$20.30447	0
2012	$20.30447	$23.95618	0
2013	$23.95618	$23.32251	0
2014	$23.32251	$21.91088	0
2015	$21.91088	$19.24777	0
2016	$19.24777	$20.20960	0
2017	$20.20960	$26.85094	0
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$17.10777	0
2015	$17.10777	$14.51272	0
2016	$14.51272	$16.45547	0
2017	$16.45547	$18.28529	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$14.01700	$7.63434	0
2009	$7.63434	$9.95220	0
2010	$9.95220	$10.34584	0
2011	$10.34584	$9.80247	0
2012	$9.80247	$10.97655	0
2013	$10.97655	$12.51870	8,167
2014	$12.51870	$12.57915	7,045
2015	$12.57915	$11.58195	7,041
2016	$11.58195	$12.02828	7,038
2017	$12.02828	$13.73800	7,034

A-87

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$9.25900	$4.62777	0
2009	$4.62777	$7.53618	0
2010	$7.53618	$9.10769	0
2011	$9.10769	$8.70823	0
2012	$8.70823	$9.79684	0
2013	$9.79684	$14.26922	0
2014	$14.26922	$14.92848	0
2015	$14.92848	$16.48145	0
2016	$16.48145	$15.94722	0
2017	$15.94722	$22.45570	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.28900	$9.57622	53
2009	$9.57622	$14.85084	20
2010	$14.85084	$19.32873	0
2011	$19.32873	$17.65902	0
2012	$17.65902	$18.87884	0
2013	$18.87884	$25.53141	0
2014	$25.53141	$25.60773	0
2015	$25.60773	$23.70317	0
2016	$23.70317	$21.26884	0
2017	$21.26884	$29.03190	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$26.22900	$16.02176	91
2009	$16.02176	$20.22781	90
2010	$20.22781	$25.85878	89
2011	$25.85878	$26.94231	88
2012	$26.94231	$30.69700	88
2013	$30.69700	$30.81475	87
2014	$30.81475	$39.31976	86
2015	$39.31976	$39.51585	86
2016	$39.51585	$41.51951	85
2017	$41.51951	$42.11197	85
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.01500	$7.88613	0
2009	$7.88613	$9.25123	0
2010	$9.25123	$9.73018	0
2011	$9.73018	$11.10957	0
2012	$11.10957	$12.96949	0
2013	$12.96949	$15.04195	0
2014	$15.04195	$15.91557	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$10.25900	$5.16053	2,249
2009	$5.16053	$8.60204	2,248
2010	$8.60204	$10.66354	2,247
2011	$10.66354	$9.72037	2,246
2012	$9.72037	$10.69370	2,245
2013	$10.69370	$11.35874	0

A-88

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$14.16400	$7.98284	5,928
2009	$7.98284	$10.02948	5,921
2010	$10.02948	$10.57834	3,651
2011	$10.57834	$9.40223	3,158
2012	$9.40223	$10.95950	1,474
2013	$10.95950	$13.74506	1,473
2014	$13.74506	$12.28488	0
2015	$12.28488	$11.45866	0
2016	$11.45866	$10.98497	0
2017	$10.98497	$13.29023	0
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$10.70800	$5.91571	0
2009	$5.91571	$5.65348	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$14.14900	$12.67566	5,273
2009	$12.67566	$15.28307	5,000
2010	$15.28307	$16.42761	4,999
2011	$16.42761	$16.96876	4,665
2012	$16.96876	$19.04262	4,664
2013	$19.04262	$18.92329	4,663
2014	$18.92329	$20.06282	4,662
2015	$20.06282	$19.32161	4,661
2016	$19.32161	$20.35230	4,661
2017	$20.35230	$21.35101	4,660
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.31700	$9.47226	1,118
2009	$9.47226	$9.85419	0
2010	$9.85419	$9.92120	0
2011	$9.92120	$10.02802	0
2012	$10.02802	$10.19274	0
2013	$10.19274	$10.06535	0
2014	$10.06535	$10.01252	0
2015	$10.01252	$9.83310	0
2016	$9.83310	$10.16469	0
2017	$10.16469	$10.12325	0
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.82100	$10.90461	2,980
2009	$10.90461	$10.72887	79
2010	$10.72887	$10.55439	78
2011	$10.55439	$10.38317	77
2012	$10.38317	$10.21387	77
2013	$10.21387	$10.04772	76
2014	$10.04772	$9.88428	76
2015	$9.88428	$9.72350	75
2016	$9.72350	$9.67135	0

A-89

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$9.55800	$4.92375	9,206
2009	$4.92375	$8.29738	9,196
2010	$8.29738	$10.42714	9,189
2011	$10.42714	$9.56527	8,318
2012	$9.56527	$10.57233	6,386
2013	$10.57233	$15.67798	8,640
2014	$15.67798	$16.30199	8,636
2015	$16.30199	$17.41438	8,632
2016	$17.41438	$16.54670	8,629
2017	$16.54670	$24.31699	10,642
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.02000	$9.73589	9,253
2009	$9.73589	$11.46679	9,246
2010	$11.46679	$12.04784	9,241
2011	$12.04784	$10.90757	9,235
2012	$10.90757	$11.46950	7,682
2013	$11.46950	$12.22220	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17671	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.03900	$6.65630	0
2009	$6.65630	$8.49926	0
2010	$8.49926	$9.56228	0
2011	$9.56228	$8.96952	0
2012	$8.96952	$10.51077	0
2013	$10.51077	$14.02747	0
2014	$14.02747	$15.27883	0
2015	$15.27883	$13.89745	0
2016	$13.89745	$15.72361	0
2017	$15.72361	$16.43183	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05406	0
2017	$10.05406	$12.94641	0
Putnam VT International Equity Fund - Class IB
2008	$13.42500	$7.40126	941
2009	$7.40126	$9.07348	366
2010	$9.07348	$9.81994	366
2011	$9.81994	$8.02368	0
2012	$8.02368	$9.62173	0
2013	$9.62173	$12.12107	0
2014	$12.12107	$11.11459	0
2015	$11.11459	$10.94801	0
2016	$10.94801	$10.50510	0
2017	$10.50510	$13.08046	0
Putnam VT Small Cap Value Fund - Class IB
2008	$13.89900	$8.28982	0
2009	$8.28982	$10.72535	0
2010	$10.72535	$13.29125	0
2011	$13.29125	$12.45620	0
2012	$12.45620	$14.39445	0
2013	$14.39445	$19.76705	0
2014	$19.76705	$20.11124	0
2015	$20.11124	$18.94351	0
2016	$18.94351	$23.75762	0
2017	$23.75762	$25.20951	0

A-90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.89300	$4.26908	752
2009	$4.26908	$6.88241	0
2010	$6.88241	$8.17789	0
2011	$8.17789	$6.60846	0
2012	$6.60846	$7.42490	0
2013	$7.42490	$10.49694	0
2014	$10.49694	$11.32887	0
2015	$11.32887	$10.46223	0
2016	$10.46223	$10.50080	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

A-91

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE ENHANCED DEATH BENEFIT, THE
PERFORMANCE INCOME BENEFIT, OR THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.58

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.52400	$7.88632	27,451
2009	$7.88632	$9.33298	26,782
2010	$9.33298	$10.35222	26,050
2011	$10.35222	$10.79807	15,341
2012	$10.79807	$12.44875	15,043
2013	$12.44875	$16.47608	14,537
2014	$16.47608	$17.70679	11,536
2015	$17.70679	$17.66021	1,029
2016	$17.66021	$19.28937	1,012
2017	$19.28937	$22.49667	1,005
AB VPS Growth Portfolio - Class B
2008	$9.26200	$5.22793	0
2009	$5.22793	$6.83054	0
2010	$6.83054	$7.71063	0
2011	$7.71063	$7.65588	0
2012	$7.65588	$8.55031	0
2013	$8.55031	$11.24357	0
2014	$11.24357	$12.48957	0
2015	$12.48957	$13.36461	0
2016	$13.36461	$13.25454	0
2017	$13.25454	$17.48514	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$8.63000	$5.10682	5,484
2009	$5.10682	$6.88511	5,482
2010	$6.88511	$7.43612	5,523
2011	$7.43612	$7.07316	1,133
2012	$7.07316	$8.07641	1,132
2013	$8.07641	$10.88034	1,132
2014	$10.88034	$12.17984	32
2015	$12.17984	$13.27702	32
2016	$13.27702	$13.36382	32
2017	$13.36382	$17.30433	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90330	27,360
2017	$9.90330	$9.80446	26,791
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.79400	$8.88632	0
2009	$8.88632	$12.46942	0
2010	$12.46942	$13.88742	0
2011	$13.88742	$14.27944	0
2012	$14.27944	$16.22591	0
2013	$16.22591	$17.20465	0
2014	$17.20465	$16.91398	0
2015	$16.91398	$15.11478	0
2016	$15.11478	$17.38294	0
2017	$17.38294	$17.74374	0

A-92

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.31300	$9.20868	0
2009	$9.20868	$12.27862	0
2010	$12.27862	$13.60430	0
2011	$13.60430	$13.69710	0
2012	$13.69710	$15.17247	0
2013	$15.17247	$16.99975	0
2014	$16.99975	$17.48815	0
2015	$17.48815	$15.98362	0
2016	$15.98362	$17.92230	0
2017	$17.92230	$19.32942	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.09300	$8.71524	0
2009	$8.71524	$10.80241	0
2010	$10.80241	$11.81174	0
2011	$11.81174	$11.49431	0
2012	$11.49431	$12.91228	0
2013	$12.91228	$16.28566	0
2014	$16.28566	$17.15489	0
2015	$17.15489	$16.03629	0
2016	$16.03629	$18.30220	0
2017	$18.30220	$19.50057	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.50700	$8.23748	0
2009	$8.23748	$10.46195	0
2010	$10.46195	$13.19126	0
2011	$13.19126	$12.48414	0
2012	$12.48414	$14.53294	0
2013	$14.53294	$19.46974	0
2014	$19.46974	$19.25465	0
2015	$19.25465	$17.53518	0
2016	$17.53518	$22.44943	0
2017	$22.44943	$24.42802	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.91200	$9.91260	244
2009	$9.91260	$13.35818	232
2010	$13.35818	$14.24008	237
2011	$14.24008	$12.51399	253
2012	$12.51399	$14.54861	249
2013	$14.54861	$17.59259	264
2014	$17.59259	$15.37367	310
2015	$15.37367	$14.13594	322
2016	$14.13594	$14.89852	331
2017	$14.89852	$17.09674	335
Invesco V.I. American Franchise Fund - Series I
2008	$7.15900	$3.59098	2,922
2009	$3.59098	$5.86421	2,617
2010	$5.86421	$6.91102	2,556
2011	$6.91102	$6.37632	2,605
2012	$6.37632	$7.13073	3,577
2013	$7.13073	$9.82639	3,283
2014	$9.82639	$10.47818	1,381
2015	$10.47818	$10.81948	1,146
2016	$10.81948	$10.88100	1,196
2017	$10.88100	$13.62594	1,081

A-93

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.16000	$8.75219	17,813
2009	$8.75219	$11.98070	15,162
2010	$11.98070	$14.40154	14,795
2011	$14.40154	$14.29266	14,644
2012	$14.29266	$16.48626	14,413
2013	$16.48626	$21.76694	14,097
2014	$21.76694	$23.49138	11,859
2015	$23.49138	$20.99154	557
2016	$20.99154	$23.84113	557
2017	$23.84113	$25.78094	557
Invesco V.I. Capital Appreciation Fund - Series I
2008	$9.13600	$5.16625	6,331
2009	$5.16625	$6.15105	5,810
2010	$6.15105	$6.98554	4,924
2011	$6.98554	$6.32598	945
2012	$6.32598	$7.26381	0
Invesco V.I. Comstock Fund - Series I
2008	$13.57100	$8.58418	10,142
2009	$8.58418	$10.87070	9,714
2010	$10.87070	$12.39764	8,934
2011	$12.39764	$11.96703	8,645
2012	$11.96703	$14.03034	4,954
2013	$14.03034	$18.76001	4,413
2014	$18.76001	$20.17900	1,772
2015	$20.17900	$18.65562	1,810
2016	$18.65562	$21.51914	1,735
2017	$21.51914	$24.93943	1,738
Invesco V.I. Core Equity Fund - Series I
2008	$11.47200	$7.88201	0
2009	$7.88201	$9.94398	0
2010	$9.94398	$10.71278	0
2011	$10.71278	$10.52800	0
2012	$10.52800	$11.78931	0
2013	$11.78931	$14.98382	0
2014	$14.98382	$15.93447	0
2015	$15.93447	$14.76485	0
2016	$14.76485	$16.00981	0
2017	$16.00981	$17.81811	0
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.29900	$7.69772	22,687
2009	$7.69772	$9.40917	18,453
2010	$9.40917	$10.22256	16,248
2011	$10.22256	$10.07301	15,317
2012	$10.07301	$11.75953	15,101
2013	$11.75953	$15.15262	14,666
2014	$15.15262	$16.81154	13,581
2015	$16.81154	$16.87309	8,015
2016	$16.87309	$19.05064	7,931
2017	$19.05064	$20.34053	7,257

A-94

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.94712	0
2012	$13.94712	$15.43896	0
2013	$15.43896	$19.00509	0
2014	$19.00509	$20.37688	0
2015	$20.37688	$19.57776	0
2016	$19.57776	$22.16443	0
2017	$22.16443	$24.20064	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.17112	12,880
2012	$10.17112	$11.37632	12,823
2013	$11.37632	$13.70444	12,775
2014	$13.70444	$13.56896	10,785
2015	$13.56896	$13.15316	10,657
2016	$13.15316	$13.81622	10,655
2017	$13.81622	$16.69825	9,537
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.84900	$9.20472	15,678
2009	$9.20472	$10.53956	13,390
2010	$10.53956	$11.61475	13,408
2011	$11.61475	$12.54079	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.21095	81
2014	$12.21095	$12.21482	77
2015	$12.21482	$11.63100	0
2016	$11.63100	$12.72022	0
2017	$12.72022	$13.29695	0
Invesco V.I. High Yield Securities Fund - Series I
2008	$8.51800	$6.43905	1,573
2009	$6.43905	$9.15327	1,391
2010	$9.15327	$9.92041	1,450
2011	$9.92041	$9.94961	1,489
2012	$9.94961	$11.62825	85
2013	$11.62825	$12.03659	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.59300	$10.57723	11,242
2009	$10.57723	$13.01806	0
2010	$13.01806	$14.38500	0
2011	$14.38500	$15.32052	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.48400	$9.47746	0
2009	$9.47746	$12.13522	0
2010	$12.13522	$13.61727	0
2011	$13.61727	$12.53676	0
2012	$12.53676	$13.67787	0
2013	$13.67787	$17.32567	0
2014	$17.32567	$17.79246	0
2015	$17.79246	$16.79121	0
2016	$16.79121	$18.73053	0
2017	$18.73053	$21.16732	0

A-95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.49900	$7.57963	0
2009	$7.57963	$11.65513	0
2010	$11.65513	$14.58701	0
2011	$14.58701	$13.00173	0
2012	$13.00173	$14.27105	0
2013	$14.27105	$19.17010	0
2014	$19.17010	$20.30066	0
2015	$20.30066	$20.17039	0
2016	$20.17039	$19.94878	0
2017	$19.94878	$23.96109	0
Invesco V.I. S&P 500 Index Fund - Series I
2008	$10.85700	$6.71893	10,472
2009	$6.71893	$8.34698	9,427
2010	$8.34698	$9.42886	9,426
2011	$9.42886	$9.44355	9,425
2012	$9.44355	$10.74033	9,425
2013	$10.74033	$13.93142	9,425
2014	$13.93142	$15.52399	9,424
2015	$15.52399	$15.42240	0
2016	$15.42240	$16.90340	0
2017	$16.90340	$20.15598	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$34.31700	$14.63671	7,558
2009	$14.63671	$24.44558	6,823
2010	$24.44558	$28.61206	6,697
2011	$28.61206	$23.01029	6,842
2012	$23.01029	$27.14047	6,855
2013	$27.14047	$26.41466	6,948
2014	$26.41466	$24.80841	5,224
2015	$24.80841	$21.78657	5,223
2016	$21.78657	$22.86843	5,223
2017	$22.86843	$30.37446	5,222
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$17.23487	1,236
2015	$17.23487	$14.61615	871
2016	$14.61615	$16.56779	871
2017	$16.56779	$18.40460	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$14.50000	$7.89549	1,534
2009	$7.89549	$10.28954	1,473
2010	$10.28954	$10.69332	1,595
2011	$10.69332	$10.12867	1,631
2012	$10.12867	$11.33841	320
2013	$11.33841	$12.92752	20,359
2014	$12.92752	$12.98604	14,660
2015	$12.98604	$11.95301	3,116
2016	$11.95301	$12.40992	3,040
2017	$12.40992	$14.16965	2,882

A-96

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$10.57800	$5.28544	12,957
2009	$5.28544	$8.60459	12,956
2010	$8.60459	$10.39578	12,955
2011	$10.39578	$9.93684	12,954
2012	$9.93684	$11.17566	12,954
2013	$11.17566	$16.27262	12,953
2014	$16.27262	$17.01933	12,953
2015	$17.01933	$18.78417	12,952
2016	$18.78417	$18.16986	12,951
2017	$18.16986	$25.57781	12,951
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.25800	$9.55709	563
2009	$9.55709	$14.81673	525
2010	$14.81673	$19.27854	520
2011	$19.27854	$17.60788	520
2012	$17.60788	$18.81851	519
2013	$18.81851	$25.44219	519
2014	$25.44219	$25.51060	519
2015	$25.51060	$23.60617	519
2016	$23.60617	$21.17546	518
2017	$21.17546	$28.89579	518
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$24.41000	$14.90664	0
2009	$14.90664	$18.81427	0
2010	$18.81427	$24.04454	0
2011	$24.04454	$25.04455	0
2012	$25.04455	$28.52620	0
2013	$28.52620	$28.62704	0
2014	$28.62704	$36.51729	0
2015	$36.51729	$36.68840	0
2016	$36.68840	$38.53716	0
2017	$38.53716	$39.07537	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.13000	$7.95903	9,641
2009	$7.95903	$9.33394	9,492
2010	$9.33394	$9.81423	6,554
2011	$9.81423	$11.20218	1,321
2012	$11.20218	$13.07368	1,288
2013	$13.07368	$15.15825	1,260
2014	$15.15825	$16.03711	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$11.26000	$5.66201	2,976
2009	$5.66201	$9.43511	2,842
2010	$9.43511	$11.69275	2,740
2011	$11.69275	$10.65537	2,673
2012	$10.65537	$11.71881	1,513
2013	$11.71881	$12.44641	0

A-97

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$14.23100	$8.01798	10,570
2009	$8.01798	$10.07061	10,469
2010	$10.07061	$10.61855	10,392
2011	$10.61855	$9.43514	9,818
2012	$9.43514	$10.99455	9,730
2013	$10.99455	$13.78489	9,672
2014	$13.78489	$12.31679	9,658
2015	$12.31679	$11.48497	9,423
2016	$11.48497	$11.00690	9,477
2017	$11.00690	$13.31279	8,990
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$11.65100	$6.43453	4,282
2009	$6.43453	$6.14873	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$13.59900	$12.17952	5,659
2009	$12.17952	$14.68047	2,761
2010	$14.68047	$15.77515	2,664
2011	$15.77515	$16.28993	2,531
2012	$16.28993	$18.27533	2,398
2013	$18.27533	$18.15536	2,661
2014	$18.15536	$19.24287	68
2015	$19.24287	$18.52639	0
2016	$18.52639	$19.50883	0
2017	$19.50883	$20.46003	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.20100	$9.37233	0
2009	$9.37233	$9.74731	5,553
2010	$9.74731	$9.81064	5,929
2011	$9.81064	$9.91330	5,813
2012	$9.91330	$10.07311	6,069
2013	$10.07311	$9.94425	6,959
2014	$9.94425	$9.88909	0
2015	$9.88909	$9.70896	0
2016	$9.70896	$10.03337	0
2017	$10.03337	$9.98949	0
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.74300	$10.82237	596
2009	$10.82237	$10.64476	5,462
2010	$10.64476	$10.46851	4,309
2011	$10.46851	$10.29560	32,303
2012	$10.29560	$10.12468	32,596
2013	$10.12468	$9.95700	33,220
2014	$9.95700	$9.79210	28,577
2015	$9.79210	$9.62992	28,571
2016	$9.62992	$9.57734	0

A-98

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$10.41900	$5.36587	20,721
2009	$5.36587	$9.03972	19,950
2010	$9.03972	$11.35663	15,438
2011	$11.35663	$10.41480	14,413
2012	$10.41480	$11.50784	12,080
2013	$11.50784	$17.06015	13,286
2014	$17.06015	$17.73385	12,212
2015	$17.73385	$18.93824	10,349
2016	$18.93824	$17.98926	10,378
2017	$17.98926	$26.42907	8,944
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.66600	$10.21568	21,783
2009	$10.21568	$12.02826	23,518
2010	$12.02826	$12.63398	24,863
2011	$12.63398	$11.43481	21,025
2012	$11.43481	$12.02028	18,732
2013	$12.02028	$12.80790	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17457	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.18100	$6.74002	5,003
2009	$6.74002	$8.60360	4,580
2010	$8.60360	$9.67677	4,379
2011	$9.67677	$9.07420	4,323
2012	$9.07420	$10.63025	4,083
2013	$10.63025	$14.18267	3,441
2014	$14.18267	$15.44324	0
2015	$15.44324	$14.04278	0
2016	$14.04278	$15.88329	0
2017	$15.88329	$16.59689	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05372	24
2017	$10.05372	$12.94209	0
Putnam VT International Equity Fund - Class IB
2008	$13.90100	$7.66101	2,821
2009	$7.66101	$9.38910	2,827
2010	$9.38910	$10.15847	2,830
2011	$10.15847	$8.29780	383
2012	$8.29780	$9.94745	366
2013	$9.94745	$12.52763	369
2014	$12.52763	$11.48395	413
2015	$11.48395	$11.30844	404
2016	$11.30844	$10.84771	456
2017	$10.84771	$13.50302	421
Putnam VT Small Cap Value Fund - Class IB
2008	$13.87500	$8.27324	0
2009	$8.27324	$10.70069	0
2010	$10.70069	$13.25672	0
2011	$13.25672	$12.42012	0
2012	$12.42012	$14.34844	0
2013	$14.34844	$19.69796	0
2014	$19.69796	$20.03494	0
2015	$20.03494	$18.86597	0
2016	$18.86597	$23.65331	0
2017	$23.65331	$25.09132	0

A-99

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$7.73700	$4.79072	722
2009	$4.79072	$7.72105	721
2010	$7.72105	$9.17163	742
2011	$9.17163	$7.40926	742
2012	$7.40926	$8.32213	742
2013	$8.32213	$11.76188	741
2014	$11.76188	$12.69027	21
2015	$12.69027	$11.71597	21
2016	$11.71597	$11.75604	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.58% and an administrative expense charge of 0.10%.

A-100

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND DEATH BENEFIT
COMBINATION OPTION OR PERFORMANCE BENEFIT COMBINATION OPTION
Mortality & Expense = 1.62

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.48500	$7.86100	8,840
2009	$7.86100	$9.29930	6,798
2010	$9.29930	$10.31074	6,799
2011	$10.31074	$10.75051	4,990
2012	$10.75051	$12.38896	4,690
2013	$12.38896	$16.39039	4,690
2014	$16.39039	$17.60764	3,629
2015	$17.60764	$17.55430	3,629
2016	$17.55430	$19.16604	3,693
2017	$19.16604	$22.34393	3,693
AB VPS Growth Portfolio - Class B
2008	$9.23600	$5.21115	21
2009	$5.21115	$6.80590	22
2010	$6.80590	$7.67974	22
2011	$7.67974	$7.62217	0
2012	$7.62217	$8.50925	0
2013	$8.50925	$11.18510	0
2014	$11.18510	$12.41964	0
2015	$12.41964	$13.28447	0
2016	$13.28447	$13.16980	0
2017	$13.16980	$17.36642	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$8.60600	$5.09042	0
2009	$5.09042	$6.86025	0
2010	$6.86025	$7.40629	0
2011	$7.40629	$7.04198	0
2012	$7.04198	$8.03757	0
2013	$8.03757	$10.82368	0
2014	$10.82368	$12.11156	0
2015	$12.11156	$13.19732	0
2016	$13.19732	$13.27829	1,008
2017	$13.27829	$17.18674	1,008
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.90065	0
2017	$9.90065	$9.79791	3,121
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.77700	$8.86986	1,743
2009	$8.86986	$12.44135	7,157
2010	$12.44135	$13.85062	7,157
2011	$13.85062	$14.23593	7,157
2012	$14.23593	$16.16998	7,157
2013	$16.16998	$17.13848	7,157
2014	$17.13848	$16.84219	7,157
2015	$16.84219	$15.04460	7,157
2016	$15.04460	$17.29534	7,157
2017	$17.29534	$17.65202	0

A-101

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.29400	$9.19198	4,762
2009	$9.19198	$12.25145	10,571
2010	$12.25145	$13.56878	11,511
2011	$13.56878	$13.65589	24,739
2012	$13.65589	$15.12075	25,546
2013	$15.12075	$16.93503	25,544
2014	$16.93503	$17.41460	24,995
2015	$17.41460	$15.91004	21,928
2016	$15.91004	$17.83267	14,937
2017	$17.83267	$19.22507	20,127
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.07300	$8.69954	8,517
2009	$8.69954	$10.77864	4,200
2010	$10.77864	$11.78103	4,662
2011	$11.78103	$11.45984	4,649
2012	$11.45984	$12.86839	4,649
2013	$12.86839	$16.22380	7,918
2014	$16.22380	$17.08290	7,918
2015	$17.08290	$15.96261	6,022
2016	$15.96261	$18.21085	6,101
2017	$18.21085	$19.39549	6,101
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.49300	$8.22537	0
2009	$8.22537	$10.44240	0
2010	$10.44240	$13.16136	0
2011	$13.16136	$12.45086	0
2012	$12.45086	$14.48838	0
2013	$14.48838	$19.40228	0
2014	$19.40228	$19.18025	0
2015	$19.18025	$17.46042	0
2016	$17.46042	$22.34483	0
2017	$22.34483	$24.30451	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.88300	$9.89423	2,835
2009	$9.89423	$13.32810	1,479
2010	$13.32810	$14.20235	1,480
2011	$14.20235	$12.47585	1,468
2012	$12.47585	$14.49845	1,468
2013	$14.49845	$17.52495	1,468
2014	$17.52495	$15.30843	2,035
2015	$15.30843	$14.07031	2,035
2016	$14.07031	$14.82341	1,468
2017	$14.82341	$17.00377	1,468
Invesco V.I. American Franchise Fund - Series I
2008	$7.13900	$3.57945	3,974
2009	$3.57945	$5.84306	3,974
2010	$5.84306	$6.88335	3,089
2011	$6.88335	$6.34826	3,089
2012	$6.34826	$7.09651	3,089
2013	$7.09651	$9.77531	3,089
2014	$9.77531	$10.41955	3,089
2015	$10.41955	$10.75465	3,089
2016	$10.75465	$10.81149	3,089
2017	$10.81149	$13.53349	3,089

A-102

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.11800	$8.72411	479
2009	$8.72411	$11.93751	477
2010	$11.93751	$14.34389	0
2011	$14.34389	$14.22976	0
2012	$14.22976	$16.40711	0
2013	$16.40711	$21.65379	0
2014	$21.65379	$23.35991	0
2015	$23.35991	$20.86570	0
2016	$20.86570	$23.68876	0
2017	$23.68876	$25.60595	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$9.11100	$5.14966	22
2009	$5.14966	$6.12884	24
2010	$6.12884	$6.95753	24
2011	$6.95753	$6.29810	0
2012	$6.29810	$7.23085	0
Invesco V.I. Comstock Fund - Series I
2008	$13.54000	$8.56130	7,066
2009	$8.56130	$10.83741	5,176
2010	$10.83741	$12.35474	5,176
2011	$12.35474	$11.92085	3,857
2012	$11.92085	$13.97059	3,857
2013	$13.97059	$18.67266	3,857
2014	$18.67266	$20.07700	3,857
2015	$20.07700	$18.55389	3,857
2016	$18.55389	$21.39328	3,857
2017	$21.39328	$24.78368	3,857
Invesco V.I. Core Equity Fund - Series I
2008	$11.46400	$7.87356	711
2009	$7.87356	$9.92934	710
2010	$9.92934	$10.69273	0
2011	$10.69273	$10.50411	0
2012	$10.50411	$11.75784	0
2013	$11.75784	$14.93785	0
2014	$14.93785	$15.87921	0
2015	$15.87921	$14.70776	0
2016	$14.70776	$15.94154	0
2017	$15.94154	$17.73507	0
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.26500	$7.67303	35,472
2009	$7.67303	$9.37524	31,854
2010	$9.37524	$10.18163	31,852
2011	$10.18163	$10.02868	10,420
2012	$10.02868	$11.70310	7,515
2013	$11.70310	$15.07387	7,514
2014	$15.07387	$16.71750	5,316
2015	$16.71750	$16.77198	5,315
2016	$16.77198	$18.92894	6,829
2017	$18.92894	$20.20253	6,828

A-103

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.88572	1,538
2012	$13.88572	$15.36482	1,297
2013	$15.36482	$18.90628	1,297
2014	$18.90628	$20.26283	0
2015	$20.26283	$19.46040	0
2016	$19.46040	$22.02279	0
2017	$22.02279	$24.03640	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.12634	3,393
2012	$10.12634	$11.32169	2,840
2013	$11.32169	$13.63319	2,840
2014	$13.63319	$13.49302	2,840
2015	$13.49302	$13.07431	1,073
2016	$13.07431	$13.72790	1,073
2017	$13.72790	$16.58490	1,073
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.80500	$9.17518	8,164
2009	$9.17518	$10.50154	3,408
2010	$10.50154	$11.56823	3,407
2011	$11.56823	$12.48893	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.14749	420
2014	$12.14749	$12.14648	420
2015	$12.14648	$11.56130	419
2016	$11.56130	$12.63894	419
2017	$12.63894	$13.20673	419
Invesco V.I. High Yield Securities Fund - Series I
2008	$8.49400	$6.41841	4,919
2009	$6.41841	$9.12026	2,530
2010	$9.12026	$9.88070	2,530
2011	$9.88070	$9.90584	421
2012	$9.90584	$11.57244	421
2013	$11.57244	$11.97731	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.55200	$10.54329	1,835
2009	$10.54329	$12.97110	1,538
2010	$12.97110	$14.32738	1,538
2011	$14.32738	$15.25718	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.46400	$9.45990	741
2009	$9.45990	$12.10790	741
2010	$12.10790	$13.58119	741
2011	$13.58119	$12.49856	741
2012	$12.49856	$13.63073	741
2013	$13.63073	$17.25905	741
2014	$17.25905	$17.71695	741
2015	$17.71695	$16.71325	741
2016	$16.71325	$18.63613	741
2017	$18.63613	$21.05224	741

A-104

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.47700	$7.56540	0
2009	$7.56540	$11.62859	0
2010	$11.62859	$14.54798	0
2011	$14.54798	$12.96176	0
2012	$12.96176	$14.22148	0
2013	$14.22148	$19.09588	0
2014	$19.09588	$20.21397	0
2015	$20.21397	$20.07623	0
2016	$20.07623	$19.84772	0
2017	$19.84772	$23.83020	0
Invesco V.I. S&P 500 Index Fund - Series I
2008	$10.82700	$6.69733	0
2009	$6.69733	$8.31681	0
2010	$8.31681	$9.39103	1,467
2011	$9.39103	$9.40190	0
2012	$9.40190	$10.68868	0
2013	$10.68868	$13.85887	2,359
2014	$13.85887	$15.43696	2,359
2015	$15.43696	$15.32981	2,359
2016	$15.32981	$16.79521	856
2017	$16.79521	$20.01899	856
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$34.22100	$14.58975	286
2009	$14.58975	$24.35741	286
2010	$24.35741	$28.49748	286
2011	$28.49748	$22.90899	286
2012	$22.90899	$27.01015	286
2013	$27.01015	$26.27729	671
2014	$26.27729	$24.66951	286
2015	$24.66951	$21.65591	286
2016	$21.65591	$22.72222	286
2017	$22.72222	$30.16824	286
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$17.13842	0
2015	$17.13842	$14.52853	0
2016	$14.52853	$16.46190	0
2017	$16.46190	$18.27969	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$14.46000	$7.87014	0
2009	$7.87014	$10.25241	0
2010	$10.25241	$10.65048	0
2011	$10.65048	$10.08406	0
2012	$10.08406	$11.28393	0
2013	$11.28393	$12.86027	23,962
2014	$12.86027	$12.91332	22,369
2015	$12.91332	$11.88131	20,141
2016	$11.88131	$12.33057	18,153
2017	$12.33057	$14.07343	18,152

A-105

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$10.54900	$5.26846	3,638
2009	$5.26846	$8.57354	3,637
2010	$8.57354	$10.35411	3,636
2011	$10.35411	$9.89308	2,710
2012	$9.89308	$11.12198	2,710
2013	$11.12198	$16.18798	2,710
2014	$16.18798	$16.92404	2,710
2015	$16.92404	$18.67151	2,710
2016	$18.67151	$18.05368	3,465
2017	$18.05368	$25.40415	3,465
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.21700	$9.53161	0
2009	$9.53161	$14.77133	0
2010	$14.77133	$19.21182	0
2011	$19.21182	$17.53994	0
2012	$17.53994	$18.73837	0
2013	$18.73837	$25.32372	0
2014	$25.32372	$25.38164	0
2015	$25.38164	$23.47745	0
2016	$23.47745	$21.05158	0
2017	$21.05158	$28.71531	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$24.34200	$14.85881	243
2009	$14.85881	$18.74638	9
2010	$18.74638	$23.94821	7
2011	$23.94821	$24.93427	0
2012	$24.93427	$28.38921	0
2013	$28.38921	$28.47817	0
2014	$28.47817	$36.31289	0
2015	$36.31289	$36.46845	0
2016	$36.46845	$38.29088	0
2017	$38.29088	$38.81017	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.09600	$7.93350	8,251
2009	$7.93350	$9.30028	3,779
2010	$9.30028	$9.77495	3,779
2011	$9.77495	$11.15289	3,779
2012	$11.15289	$13.01094	3,474
2013	$13.01094	$15.07946	1,148
2014	$15.07946	$15.95173	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$11.22800	$5.64384	0
2009	$5.64384	$9.40106	0
2010	$9.40106	$11.64590	0
2011	$11.64590	$10.60843	0
2012	$10.60843	$11.66251	0
2013	$11.66251	$12.38503	0

A-106

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$14.19100	$7.99223	10,525
2009	$7.99223	$10.03424	10,524
2010	$10.03424	$10.57596	9,985
2011	$10.57596	$9.39354	9,970
2012	$9.39354	$10.94169	9,270
2013	$10.94169	$13.71313	9,270
2014	$13.71313	$12.24776	9,270
2015	$12.24776	$11.41604	8,129
2016	$11.41604	$10.93648	8,129
2017	$10.93648	$13.22234	8,129
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$11.61800	$6.41388	0
2009	$6.41388	$6.12823	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$13.56100	$12.14044	14,440
2009	$12.14044	$14.62752	7,936
2010	$14.62752	$15.71196	7,934
2011	$15.71196	$16.21822	7,932
2012	$16.21822	$18.18759	7,695
2013	$18.18759	$18.06097	2,883
2014	$18.06097	$19.13517	2,164
2015	$19.13517	$18.41535	2,164
2016	$18.41535	$19.38417	0
2017	$19.38417	$20.32118	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.17000	$9.34225	2,493
2009	$9.34225	$9.71214	2,493
2010	$9.71214	$9.77134	2,493
2011	$9.77134	$9.86965	2,493
2012	$9.86965	$10.02474	2,493
2013	$10.02474	$9.89254	2,493
2014	$9.89254	$9.83372	2,493
2015	$9.83372	$9.65075	2,493
2016	$9.65075	$9.96922	0
2017	$9.96922	$9.92166	0
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.71200	$10.78766	1,161
2009	$10.78766	$10.60638	1,158
2010	$10.60638	$10.42658	14
2011	$10.42658	$10.25028	0
2012	$10.25028	$10.07607	0
2013	$10.07607	$9.90523	0
2014	$9.90523	$9.73728	0
2015	$9.73728	$9.57219	0
2016	$9.57219	$9.51866	0

A-107

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$10.39000	$5.34864	54,986
2009	$5.34864	$9.00708	50,865
2010	$9.00708	$11.31109	50,095
2011	$11.31109	$10.36889	28,506
2012	$10.36889	$11.45252	28,196
2013	$11.45252	$16.97136	28,193
2014	$16.97136	$17.63449	26,054
2015	$17.63449	$18.82460	26,181
2016	$18.82460	$17.87417	20,854
2017	$17.87417	$26.24955	20,852
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.62800	$10.18290	52,845
2009	$10.18290	$11.98486	51,000
2010	$11.98486	$12.58336	51,395
2011	$12.58336	$11.38443	33,377
2012	$11.38443	$11.96253	32,217
2013	$11.96253	$12.74474	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17172	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.15000	$6.71839	0
2009	$6.71839	$8.57255	0
2010	$8.57255	$9.63800	0
2011	$9.63800	$9.03423	0
2012	$9.03423	$10.57917	0
2013	$10.57917	$14.10891	0
2014	$14.10891	$15.35677	0
2015	$15.35677	$13.95857	0
2016	$13.95857	$15.78174	0
2017	$15.78174	$16.48838	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05325	0
2017	$10.05325	$12.93634	0
Putnam VT International Equity Fund - Class IB
2008	$13.86100	$7.63643	0
2009	$7.63643	$9.35523	0
2010	$9.35523	$10.11779	0
2011	$10.11779	$8.26127	0
2012	$8.26127	$9.89969	0
2013	$9.89969	$12.46250	0
2014	$12.46250	$11.41967	0
2015	$11.41967	$11.24064	0
2016	$11.24064	$10.77836	0
2017	$10.77836	$13.41136	0
Putnam VT Small Cap Value Fund - Class IB
2008	$13.84400	$8.25119	0
2009	$8.25119	$10.66790	0
2010	$10.66790	$13.21082	0
2011	$13.21082	$12.37217	0
2012	$12.37217	$14.28732	0
2013	$14.28732	$19.60623	0
2014	$19.60623	$19.93366	0
2015	$19.93366	$18.76309	0
2016	$18.76309	$23.51495	0
2017	$23.51495	$24.93459	0

A-108

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$7.71600	$4.77533	0
2009	$4.77533	$7.69317	0
2010	$7.69317	$9.13485	0
2011	$9.13485	$7.37660	0
2012	$7.37660	$8.28213	0
2013	$8.28213	$11.70067	0
2014	$11.70067	$12.61917	0
2015	$12.61917	$11.64566	0
2016	$11.64566	$11.68137	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.62% and an administrative expense charge of 0.10%.

A-109

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME
BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.21300	$7.63610	361
2009	$7.63610	$9.32452	360
2010	$9.32452	$10.12047	0
2011	$10.12047	$9.96247	0
2012	$9.96247	$11.61885	0
2013	$11.61885	$14.95639	0
2014	$14.95639	$16.57726	0
2015	$16.57726	$16.62132	0
2016	$16.62132	$18.74767	0
2017	$18.74767	$19.99710	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.05950	0
2012	$10.05950	$11.24019	0
2013	$11.24019	$13.52694	0
2014	$13.52694	$13.37983	0
2015	$13.37983	$12.95684	0
2016	$12.95684	$13.59643	0
2017	$13.59643	$16.41625	0
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.73800	$9.13104	368
2009	$9.13104	$10.44474	367
2010	$10.44474	$11.49877	0
2011	$11.49877	$12.41151	0
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$16.99471	4,331
2015	$16.99471	$14.39806	4,331
2016	$14.39806	$16.30432	4,331
2017	$16.30432	$18.09388	4,331
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.04500	$7.89533	4,331
2009	$7.89533	$9.24999	4,331
2010	$9.24999	$9.71626	4,331
2011	$9.71626	$11.07930	4,331
2012	$11.07930	$12.91732	4,331
2013	$12.91732	$14.96198	4,331
2014	$14.96198	$15.82447	0
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$14.13100	$7.95376	306
2009	$7.95376	$9.97996	305
2010	$9.97996	$10.51246	0
2011	$10.51246	$9.33155	0
2012	$9.33155	$10.86295	0
2013	$10.86295	$13.60629	0
2014	$13.60629	$12.14505	0
2015	$12.14505	$11.31350	0
2016	$11.31350	$10.83176	0
2017	$10.83176	$13.08791	0

A-110

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$13.50400	$12.08204	4,741
2009	$12.08204	$14.54843	4,741
2010	$14.54843	$15.61764	4,502
2011	$15.61764	$16.11120	4,502
2012	$16.11120	$18.05673	4,502
2013	$18.05673	$17.92027	4,502
2014	$17.92027	$18.97472	0
2015	$18.97472	$18.24997	0
2016	$18.24997	$19.19860	0
2017	$19.19860	$20.11461	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$10.34600	$5.32290	6,541
2009	$5.32290	$8.95836	6,541
2010	$8.95836	$11.24318	6,541
2011	$11.24318	$10.30047	6,541
2012	$10.30047	$11.37011	6,541
2013	$11.37011	$16.83915	6,541
2014	$16.83915	$17.48662	6,541
2015	$17.48662	$18.65557	6,541
2016	$18.65557	$17.70309	6,541
2017	$17.70309	$25.98277	6,541
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

A-111

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER AND THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.88600	$7.50693	9,508
2009	$7.50693	$8.87511	6,654
2010	$8.87511	$9.83452	5,666
2011	$9.83452	$10.24785	5,663
2012	$10.24785	$11.80259	3,311
2013	$11.80259	$15.60528	1,287
2014	$15.60528	$16.75418	1,208
2015	$16.75418	$16.69340	1,199
2016	$16.69340	$18.21519	1,198
2017	$18.21519	$21.22273	1,198
AB VPS Growth Portfolio - Class B
2008	$8.20600	$4.62737	3,926
2009	$4.62737	$6.03983	4,166
2010	$6.03983	$6.81122	2,020
2011	$6.81122	$6.75611	1,961
2012	$6.75611	$7.53785	0
2013	$7.53785	$9.90230	0
2014	$9.90230	$10.98867	0
2015	$10.98867	$11.74681	3,165
2016	$11.74681	$11.63844	3,164
2017	$11.63844	$15.33792	3,163
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.71900	$4.56333	0
2009	$4.56333	$6.14621	0
2010	$6.14621	$6.63145	0
2011	$6.63145	$6.30147	0
2012	$6.30147	$7.18805	0
2013	$7.18805	$9.67390	2,724
2014	$9.67390	$10.81848	2,724
2015	$10.81848	$11.78126	6,782
2016	$11.78126	$11.84646	6,547
2017	$11.84646	$15.32428	6,546
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89667	427
2017	$9.89667	$9.78812	3,947
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.75100	$8.84469	0
2009	$8.84469	$12.39861	0
2010	$12.39861	$13.79476	3,200
2011	$13.79476	$14.17003	3,106
2012	$14.17003	$16.08545	3,106
2013	$16.08545	$17.03867	2,433
2014	$17.03867	$16.73406	2,433
2015	$16.73406	$14.93904	2,325
2016	$14.93904	$17.16373	2,156
2017	$17.16373	$17.51426	0

A-112

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.26400	$9.16554	3,005
2009	$9.16554	$12.20888	3,005
2010	$12.20888	$13.51353	6,717
2011	$13.51353	$13.59215	6,717
2012	$13.59215	$15.04114	6,717
2013	$15.04114	$16.83576	9,715
2014	$16.83576	$17.30213	9,715
2015	$17.30213	$15.79780	9,715
2016	$15.79780	$17.69629	9,715
2017	$17.69629	$19.06664	9,715
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.04100	$8.67440	0
2009	$8.67440	$10.74104	927
2010	$10.74104	$11.73290	872
2011	$11.73290	$11.40620	872
2012	$11.40620	$12.80046	872
2013	$12.80046	$16.12850	872
2014	$16.12850	$16.97236	872
2015	$16.97236	$15.84980	872
2016	$15.84980	$18.07133	872
2017	$18.07133	$19.23539	872
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.47300	$8.20725	0
2009	$8.20725	$10.41312	926
2010	$10.41312	$13.11659	898
2011	$13.11659	$12.40108	898
2012	$12.40108	$14.42178	898
2013	$14.42178	$19.30153	898
2014	$19.30153	$19.06921	898
2015	$19.06921	$17.34893	898
2016	$17.34893	$22.18888	898
2017	$22.18888	$24.12046	898
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.84800	$9.86744	2,676
2009	$9.86744	$13.28402	4,063
2010	$13.28402	$14.14690	2,356
2011	$14.14690	$12.41969	2,339
2012	$12.41969	$14.42453	2,405
2013	$14.42453	$17.42512	3,887
2014	$17.42512	$15.21209	3,876
2015	$15.21209	$13.97337	3,916
2016	$13.97337	$14.71248	3,968
2017	$14.71248	$16.86644	3,920
Invesco V.I. American Franchise Fund - Series I
2008	$5.86100	$2.93684	4,980
2009	$2.93684	$4.79119	2,273
2010	$4.79119	$5.64082	1,966
2011	$5.64082	$5.19921	1,876
2012	$5.19921	$5.80853	1,289
2013	$5.80853	$7.99636	640
2014	$7.99636	$8.51824	153
2015	$8.51824	$8.78691	101
2016	$8.78691	$8.82807	9
2017	$8.82807	$11.04411	8

A-113

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.34300	$8.27216	5,639
2009	$8.27216	$11.31229	6,503
2010	$11.31229	$13.58449	2,915
2011	$13.58449	$13.46833	2,858
2012	$13.46833	$15.51985	2,803
2013	$15.51985	$20.47053	2,748
2014	$20.47053	$22.07017	2,663
2015	$22.07017	$19.70184	2,622
2016	$19.70184	$22.35406	2,586
2017	$22.35406	$24.14879	2,396
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.55100	$4.26537	1,544
2009	$4.26537	$5.07336	1,712
2010	$5.07336	$5.75589	1,799
2011	$5.75589	$5.20723	1,732
2012	$5.20723	$5.97726	0
Invesco V.I. Comstock Fund - Series I
2008	$13.49400	$8.52709	14,374
2009	$8.52709	$10.78762	16,348
2010	$10.78762	$12.29062	8,036
2011	$12.29062	$11.85188	7,998
2012	$11.85188	$13.88142	7,024
2013	$13.88142	$18.54235	4,907
2014	$18.54235	$19.92493	4,885
2015	$19.92493	$18.40230	4,893
2016	$18.40230	$21.20579	4,798
2017	$21.20579	$24.55180	4,408
Invesco V.I. Core Equity Fund - Series I
2008	$11.45200	$7.86092	98
2009	$7.86092	$9.90746	2,128
2010	$9.90746	$10.66277	98
2011	$10.66277	$10.46840	98
2012	$10.46840	$11.71082	99
2013	$11.71082	$14.86921	93
2014	$14.86921	$15.79677	11
2015	$15.79677	$14.62263	2
2016	$14.62263	$15.83980	2
2017	$15.83980	$17.61133	2
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.12700	$7.58228	15,234
2009	$7.58228	$9.25880	15,855
2010	$9.25880	$10.04915	13,694
2011	$10.04915	$9.89226	14,109
2012	$9.89226	$11.53696	11,797
2013	$11.53696	$14.85097	4,686
2014	$14.85097	$16.46041	4,170
2015	$16.46041	$16.50416	4,158
2016	$16.50416	$18.61553	4,158
2017	$18.61553	$19.85615	4,153

A-114

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.45164	2,256
2012	$13.45164	$14.87556	2,254
2013	$14.87556	$18.29328	2,253
2014	$18.29328	$19.59408	2,252
2015	$19.59408	$18.80684	1,488
2016	$18.80684	$21.27045	1,400
2017	$21.27045	$23.20140	1,400
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.02275	4,544
2012	$10.02275	$11.19913	2,891
2013	$11.19913	$13.47753	6,566
2014	$13.47753	$13.33095	6,427
2015	$13.33095	$12.90950	4,313
2016	$12.90950	$13.54676	4,072
2017	$13.54676	$16.35628	3,588
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.68100	$9.09768	4,212
2009	$9.09768	$10.40659	4,363
2010	$10.40659	$11.45676	4,512
2011	$11.45676	$12.36616	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.55619	295
2014	$10.55619	$10.54899	297
2015	$10.54899	$10.03476	302
2016	$10.03476	$10.96355	171
2017	$10.96355	$11.44922	0
Invesco V.I. High Yield Securities Fund - Series I
2008	$7.40800	$5.59435	335
2009	$5.59435	$7.94456	290
2010	$7.94456	$8.60180	292
2011	$8.60180	$8.61853	291
2012	$8.61853	$10.06251	280
2013	$10.06251	$10.41257	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.13100	$10.23209	869
2009	$10.23209	$12.58069	1,510
2010	$12.58069	$13.88782	2,258
2011	$13.88782	$14.78620	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.43400	$9.43307	0
2009	$9.43307	$12.06632	0
2010	$12.06632	$13.52643	0
2011	$13.52643	$12.44070	0
2012	$12.44070	$13.55946	0
2013	$13.55946	$17.15852	0
2014	$17.15852	$17.60318	0
2015	$17.60318	$16.59597	0
2016	$16.59597	$18.49429	0
2017	$18.49429	$20.87953	0

A-115

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.44900	$7.54585	222
2009	$7.54585	$11.59157	197
2010	$11.59157	$14.49298	962
2011	$14.49298	$12.90502	963
2012	$12.90502	$14.15071	968
2013	$14.15071	$18.98946	947
2014	$18.98946	$20.08925	943
2015	$20.08925	$19.94039	937
2016	$19.94039	$19.70165	946
2017	$19.70165	$23.64068	785
Invesco V.I. S&P 500 Index Fund - Series I
2008	$9.95100	$6.15200	4,544
2009	$6.15200	$7.63503	3,488
2010	$7.63503	$8.61603	5,575
2011	$8.61603	$8.62083	5,436
2012	$8.62083	$9.79481	5,379
2013	$9.79481	$12.69228	4,626
2014	$12.69228	$14.12907	1,548
2015	$14.12907	$14.02258	1,419
2016	$14.02258	$15.35384	1,420
2017	$15.35384	$18.29003	1,297
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$29.96600	$12.76793	351
2009	$12.76793	$21.30314	999
2010	$21.30314	$24.90914	828
2011	$24.90914	$20.01233	821
2012	$20.01233	$23.58076	509
2013	$23.58076	$22.92718	511
2014	$22.92718	$21.51146	479
2015	$21.51146	$18.87231	475
2016	$18.87231	$19.78971	445
2017	$19.78971	$26.25906	445
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$16.79588	4,835
2015	$16.79588	$14.22961	106
2016	$14.22961	$16.11356	4,361
2017	$16.11356	$17.88219	27
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$13.88700	$7.55383	224
2009	$7.55383	$9.83446	2,273
2010	$9.83446	$10.21017	225
2011	$10.21017	$9.66138	224
2012	$9.66138	$10.80448	225
2013	$10.80448	$12.30646	38,801
2014	$12.30646	$12.34982	37,862
2015	$12.34982	$11.35602	37,033
2016	$11.35602	$11.77837	36,488
2017	$11.77837	$13.43515	36,436

A-116

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$9.17400	$4.57894	1,987
2009	$4.57894	$7.44698	1,847
2010	$7.44698	$8.98821	1,720
2011	$8.98821	$8.58285	1,652
2012	$8.58285	$9.64319	1,646
2013	$9.64319	$14.02721	1,504
2014	$14.02721	$14.65623	1,428
2015	$14.65623	$16.15986	1,366
2016	$16.15986	$15.61579	1,240
2017	$15.61579	$21.96056	762
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.15500	$9.49354	1,166
2009	$9.49354	$14.70350	1,950
2010	$14.70350	$19.11214	1,305
2011	$19.11214	$17.43848	1,199
2012	$17.43848	$18.61877	602
2013	$18.61877	$25.14700	602
2014	$25.14700	$25.18941	602
2015	$25.18941	$23.28565	602
2016	$23.28565	$20.86711	602
2017	$20.86711	$28.44668	602
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$25.98600	$15.85285	1,083
2009	$15.85285	$19.98850	1,645
2010	$19.98850	$25.51971	1,495
2011	$25.51971	$26.55456	1,438
2012	$26.55456	$30.21583	1,127
2013	$30.21583	$30.29232	864
2014	$30.29232	$38.60299	836
2015	$38.60299	$38.74511	2,115
2016	$38.74511	$40.65700	2,103
2017	$40.65700	$41.18375	2,056
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$11.90400	$7.80297	6,014
2009	$7.80297	$9.14177	6,006
2010	$9.14177	$9.60259	6,006
2011	$9.60259	$10.94968	6,001
2012	$10.94968	$12.76619	6,001
2013	$12.76619	$14.78693	7,970
2014	$14.78693	$15.63933	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$10.16500	$5.10612	822
2009	$5.10612	$8.50027	820
2010	$8.50027	$10.52371	819
2011	$10.52371	$9.58048	818
2012	$9.58048	$10.52608	818
2013	$10.52608	$11.17607	0

A-117

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$14.03300	$7.89865	14,009
2009	$7.89865	$9.91082	12,374
2010	$9.91082	$10.43963	12,349
2011	$10.43963	$9.26690	12,465
2012	$9.26690	$10.78769	10,587
2013	$10.78769	$13.51201	5,539
2014	$13.51201	$12.06089	3,008
2015	$12.06089	$11.23511	2,173
2016	$11.23511	$10.75670	2,131
2017	$10.75670	$12.99721	2,123
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$10.60900	$5.85332	1,301
2009	$5.85332	$5.59158	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$14.01800	$12.54205	12,556
2009	$12.54205	$15.10235	12,121
2010	$15.10235	$16.21227	17,871
2011	$16.21227	$16.72462	19,700
2012	$16.72462	$18.74421	18,769
2013	$18.74421	$18.60256	18,323
2014	$18.60256	$19.69714	18,091
2015	$19.69714	$18.94480	17,756
2016	$18.94480	$19.92955	17,133
2017	$19.92955	$20.88043	17,012
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.21300	$9.37243	14,926
2009	$9.37243	$9.73767	14,570
2010	$9.73767	$9.79115	13,601
2011	$9.79115	$9.88374	15,130
2012	$9.88374	$10.03301	12,300
2013	$10.03301	$9.89476	11,051
2014	$9.89476	$9.83003	11,286
2015	$9.83003	$9.64134	11,078
2016	$9.64134	$9.95355	10,625
2017	$9.95355	$9.90013	9,176
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.72100	$10.78975	25,252
2009	$10.78975	$10.60206	8,518
2010	$10.60206	$10.41608	2,294
2011	$10.41608	$10.23383	2,426
2012	$10.23383	$10.05385	2,444
2013	$10.05385	$9.87746	500
2014	$9.87746	$9.70416	20,423
2015	$9.70416	$9.53390	525
2016	$9.53390	$9.47873	0

A-118

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$9.46900	$4.87180	23,995
2009	$4.87180	$8.19917	20,619
2010	$8.19917	$10.29036	18,119
2011	$10.29036	$9.42754	18,104
2012	$9.42754	$10.40653	18,103
2013	$10.40653	$15.41208	11,212
2014	$15.41208	$16.00469	6,621
2015	$16.00469	$17.07456	6,613
2016	$17.07456	$16.20280	13,073
2017	$16.20280	$23.78080	5,604
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$12.90000	$9.63326	39,513
2009	$9.63326	$11.33117	41,225
2010	$11.33117	$11.88990	49,151
2011	$11.88990	$10.75061	44,482
2012	$10.75061	$11.28972	43,481
2013	$11.28972	$12.02565	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16745	0
Putnam VT Growth and Income Fund - Class IB
2008	$10.93700	$6.58612	0
2009	$6.58612	$8.39873	0
2010	$8.39873	$9.43692	0
2011	$9.43692	$8.84045	0
2012	$8.84045	$10.34603	0
2013	$10.34603	$13.78968	0
2014	$13.78968	$15.00031	0
2015	$15.00031	$13.62637	0
2016	$13.62637	$15.39695	0
2017	$15.39695	$16.08283	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05257	0
2017	$10.05257	$12.92773	0
Putnam VT International Equity Fund - Class IB
2008	$13.30100	$7.32320	3,811
2009	$7.32320	$8.96611	1,972
2010	$8.96611	$9.69114	1,985
2011	$9.69114	$7.90816	2,034
2012	$7.90816	$9.47086	2,028
2013	$9.47086	$11.91551	407
2014	$11.91551	$10.91189	443
2015	$10.91189	$10.73439	441
2016	$10.73439	$10.28678	484
2017	$10.28678	$12.79203	0
Putnam VT Small Cap Value Fund - Class IB
2008	$13.79700	$8.21823	216
2009	$8.21823	$10.61890	218
2010	$10.61890	$13.14225	203
2011	$13.14225	$12.30058	194
2012	$12.30058	$14.19611	184
2013	$14.19611	$19.46938	160
2014	$19.46938	$19.78266	160
2015	$19.78266	$18.60978	160
2016	$18.60978	$23.30886	156
2017	$23.30886	$24.70129	0

A-119

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.82900	$4.22406	0
2009	$4.22406	$6.80099	0
2010	$6.80099	$8.07064	0
2011	$8.07064	$6.51332	0
2012	$6.51332	$7.30848	0
2013	$7.30848	$10.31893	0
2014	$10.31893	$11.12229	0
2015	$11.12229	$10.25809	0
2016	$10.25809	$10.28410	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

A-120

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$15.63400	$9.10820	0
2009	$9.10820	$10.76822	0
2010	$10.76822	$11.93227	0
2011	$11.93227	$12.43376	0
2012	$12.43376	$14.32013	0
2013	$14.32013	$18.93395	0
2014	$18.93395	$20.32791	0
2015	$20.32791	$20.25416	0
2016	$20.25416	$22.10056	0
2017	$22.10056	$25.74961	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89667	0
2017	$9.89667	$9.78812	0
Invesco V.I. American Franchise Fund - Series I
2008	$13.56700	$6.79841	236
2009	$6.79841	$11.09100	236
2010	$11.09100	$13.05778	235
2011	$13.05778	$12.03550	0
2012	$12.03550	$13.44600	0
2013	$13.44600	$18.51055	0
2014	$18.51055	$19.71864	0
2015	$19.71864	$20.34058	0
2016	$20.34058	$20.43586	0
2017	$20.43586	$25.56570	0
Invesco V.I. American Value Fund - Series I
2008	$19.20400	$11.07567	0
2009	$11.07567	$15.14615	0
2010	$15.14615	$18.18844	0
2011	$18.18844	$18.03292	0
2012	$18.03292	$20.77971	0
2013	$20.77971	$27.40822	0
2014	$27.40822	$29.55002	0
2015	$29.55002	$26.37903	0
2016	$26.37903	$29.93012	0
2017	$29.93012	$32.33310	0
Invesco V.I. Comstock Fund - Series I
2008	$15.30000	$9.66815	0
2009	$9.66815	$12.23117	0
2010	$12.23117	$13.93529	0
2011	$13.93529	$13.43785	0
2012	$13.43785	$15.73897	0
2013	$15.73897	$21.02360	0
2014	$21.02360	$22.59118	0
2015	$22.59118	$20.86481	0
2016	$20.86481	$24.04345	0
2017	$24.04345	$27.83721	0

A-121

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Core Equity Fund - Series I
2008	$11.45200	$7.86092	499
2009	$7.86092	$9.90746	498
2010	$9.90746	$10.66277	497
2011	$10.66277	$10.46840	0
2012	$10.46840	$11.71082	0
2013	$11.71082	$14.86921	0
2014	$14.86921	$15.79677	0
2015	$15.79677	$14.62263	0
2016	$14.62263	$15.83980	0
2017	$15.83980	$17.61133	0
Invesco V.I. Diversified Dividend Fund - Series I
2008	$13.23900	$8.27743	0
2009	$8.27743	$10.10765	0
2010	$10.10765	$10.97046	0
2011	$10.97046	$10.79918	0
2012	$10.79918	$12.59468	0
2013	$12.59468	$16.21253	0
2014	$16.21253	$17.96953	0
2015	$17.96953	$18.01728	0
2016	$18.01728	$20.32224	0
2017	$20.32224	$21.67662	0
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.60755	0
2012	$10.60755	$11.85257	0
2013	$11.85257	$14.26389	0
2014	$14.26389	$14.10876	0
2015	$14.10876	$13.66272	0
2016	$13.66272	$14.33717	0
2017	$14.33717	$17.31061	0
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$16.59500	$9.62850	0
2009	$9.62850	$11.01377	0
2010	$11.01377	$12.12522	0
2011	$12.12522	$13.08768	0
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.44500	$7.54411	0
2009	$7.54411	$11.58890	0
2010	$11.58890	$14.48964	0
2011	$14.48964	$12.90205	0
2012	$12.90205	$14.14744	0
2013	$14.14744	$18.98508	0
2014	$18.98508	$20.08462	0
2015	$20.08462	$19.93578	0
2016	$19.93578	$19.69708	0
2017	$19.69708	$23.63521	0

A-122

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$38.60500	$16.44872	0
2009	$16.44872	$27.44449	0
2010	$27.44449	$32.09006	0
2011	$32.09006	$25.78158	0
2012	$25.78158	$30.37873	0
2013	$30.37873	$29.53674	0
2014	$29.53674	$27.71289	0
2015	$27.71289	$24.31290	0
2016	$24.31290	$25.49478	0
2017	$25.49478	$33.82915	0
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$28.31956	0
2015	$28.31956	$23.99257	0
2016	$23.99257	$27.16911	0
2017	$27.16911	$30.15120	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2013	$10.00000	$16.51763	0
2014	$16.51763	$16.57582	0
2015	$16.57582	$15.24195	0
2016	$15.24195	$15.80883	0
2017	$15.80883	$18.03254	0
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$16.13400	$8.05301	470
2009	$8.05301	$13.09705	469
2010	$13.09705	$15.80763	468
2011	$15.80763	$15.09472	0
2012	$15.09472	$16.95957	0
2013	$16.95957	$24.66976	0
2014	$24.66976	$25.77602	0
2015	$25.77602	$28.42044	0
2016	$28.42044	$27.46359	0
2017	$27.46359	$38.62218	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$20.67600	$12.61342	0
2009	$12.61342	$15.90398	0
2010	$15.90398	$20.30492	0
2011	$20.30492	$21.12831	0
2012	$21.12831	$24.04142	0
2013	$24.04142	$24.10228	0
2014	$24.10228	$30.71471	0
2015	$30.71471	$30.82778	0
2016	$30.82778	$32.34899	0
2017	$32.34899	$32.76810	0

A-123

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$20.07200	$13.15659	0
2009	$13.15659	$15.41396	0
2010	$15.41396	$16.19094	0
2011	$16.19094	$18.46226	0
2012	$18.46226	$21.52509	0
2013	$21.52509	$24.93227	0
2014	$24.93227	$26.36950	0
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$18.07900	$10.17594	545
2009	$10.17594	$12.76823	544
2010	$12.76823	$13.44950	543
2011	$13.44950	$11.93865	0
2012	$11.93865	$13.89790	0
2013	$13.89790	$17.40770	0
2014	$17.40770	$15.53821	0
2015	$15.53821	$14.47434	0
2016	$14.47434	$13.85801	0
2017	$13.85801	$16.74450	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$12.58500	$11.26016	0
2009	$11.26016	$13.55878	0
2010	$13.55878	$14.55525	0
2011	$14.55525	$15.01525	0
2012	$15.01525	$16.82843	0
2013	$16.82843	$16.70124	0
2014	$16.70124	$17.68396	0
2015	$17.68396	$17.00851	0
2016	$17.00851	$17.89260	0
2017	$17.89260	$18.74630	0
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.45200	$10.51946	0
2009	$10.51946	$10.33647	0
2010	$10.33647	$10.15515	0
2011	$10.15515	$9.97747	0
2012	$9.97747	$9.80201	0
2013	$9.80201	$9.63003	0
2014	$9.63003	$9.46108	0
2015	$9.46108	$9.29508	0
2016	$9.29508	$9.24130	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$16.05400	$8.25958	0
2009	$8.25958	$13.90077	0
2010	$13.90077	$17.44612	0
2011	$17.44612	$15.98332	0
2012	$15.98332	$17.64308	0
2013	$17.64308	$26.12942	0
2014	$26.12942	$27.13410	0
2015	$27.13410	$28.94795	0
2016	$28.94795	$27.46998	0
2017	$27.46998	$40.31759	0

A-124

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$16.27800	$12.15598	0
2009	$12.15598	$14.29851	0
2010	$14.29851	$15.00355	0
2011	$15.00355	$13.56591	0
2012	$13.56591	$14.24620	0
2013	$14.24620	$15.17486	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16745	0
Putnam VT Growth and Income Fund - Class IB
2008	$13.34700	$8.03760	0
2009	$8.03760	$10.24968	0
2010	$10.24968	$11.51666	0
2011	$11.51666	$10.78874	0
2012	$10.78874	$12.62613	0
2013	$12.62613	$16.82872	0
2014	$16.82872	$18.30615	0
2015	$18.30615	$16.62942	0
2016	$16.62942	$18.79020	0
2017	$18.79020	$19.62725	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

A-125

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT OPTION AND THE PERFORMANCE BENEFIT COMBINATION
OR THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.69

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.41900	$7.81689	8,262
2009	$7.81689	$9.24063	6,692
2010	$9.24063	$10.23852	6,112
2011	$10.23852	$10.66777	4,938
2012	$10.66777	$12.28499	3,550
2013	$12.28499	$16.24148	2,916
2014	$16.24148	$17.43547	2,908
2015	$17.43547	$17.37048	2,820
2016	$17.37048	$18.95211	2,813
2017	$18.95211	$22.07912	2,805
AB VPS Growth Portfolio - Class B
2008	$9.19100	$5.18190	278
2009	$5.18190	$6.76295	302
2010	$6.76295	$7.62593	283
2011	$7.62593	$7.56348	267
2012	$7.56348	$8.43780	239
2013	$8.43780	$11.08342	224
2014	$11.08342	$12.29814	207
2015	$12.29814	$13.14531	77
2016	$13.14531	$13.02275	71
2017	$13.02275	$17.16054	60
AB VPS Large Cap Growth Portfolio - Class B
2008	$8.56400	$5.06187	1,723
2009	$5.06187	$6.81700	2,356
2010	$6.81700	$7.35448	4,705
2011	$7.35448	$6.98782	4,680
2012	$6.98782	$7.97017	4,638
2013	$7.97017	$10.72542	4,609
2014	$10.72542	$11.99322	4,580
2015	$11.99322	$13.05922	4,438
2016	$13.05922	$13.13020	4,423
2017	$13.13020	$16.98319	4,405
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89602	243
2017	$9.89602	$9.78651	246
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.74600	$8.84056	0
2009	$8.84056	$12.39158	821
2010	$12.39158	$13.78557	514
2011	$13.78557	$14.15918	504
2012	$14.15918	$16.07153	249
2013	$16.07153	$17.02222	0
2014	$17.02222	$16.71624	0
2015	$16.71624	$14.92164	0
2016	$14.92164	$17.14202	0
2017	$17.14202	$17.49154	0

A-126

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.26100	$9.16226	5,563
2009	$9.16226	$12.20329	5,688
2010	$12.20329	$13.50599	6,625
2011	$13.50599	$13.58320	6,137
2012	$13.58320	$15.02971	5,737
2013	$15.02971	$16.82129	5,347
2014	$16.82129	$17.28553	5,344
2015	$17.28553	$15.78106	2,674
2016	$15.78106	$17.67578	471
2017	$17.67578	$19.04264	471
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.03600	$8.67127	1,463
2009	$8.67127	$10.73611	1,360
2010	$10.73611	$11.72634	0
2011	$11.72634	$11.39867	0
2012	$11.39867	$12.79073	0
2013	$12.79073	$16.11461	0
2014	$16.11461	$16.95606	0
2015	$16.95606	$15.83298	0
2016	$15.83298	$18.05036	0
2017	$18.05036	$19.21116	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.47000	$8.20423	15,074
2009	$8.20423	$10.40825	14,971
2010	$10.40825	$13.10914	2,175
2011	$13.10914	$12.39280	2,944
2012	$12.39280	$14.41071	2,851
2013	$14.41071	$19.28478	2,713
2014	$19.28478	$19.05075	2,759
2015	$19.05075	$17.33041	2,795
2016	$17.33041	$22.16297	2,591
2017	$22.16297	$24.08988	2,714
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.84000	$9.86232	1,826
2009	$9.86232	$13.27580	5,433
2010	$13.27580	$14.13672	8,393
2011	$14.13672	$12.40952	9,612
2012	$12.40952	$14.41126	8,328
2013	$14.41126	$17.40737	7,942
2014	$17.40737	$15.19506	8,336
2015	$15.19506	$13.95634	8,609
2016	$13.95634	$14.69309	8,044
2017	$14.69309	$16.84253	8,177
Invesco V.I. American Franchise Fund - Series I
2008	$7.10400	$3.55935	7,331
2009	$3.55935	$5.80617	7,365
2010	$5.80617	$6.83510	5,667
2011	$6.83510	$6.29936	5,447
2012	$6.29936	$7.03691	3,922
2013	$7.03691	$9.68645	3,712
2014	$9.68645	$10.31759	3,452
2015	$10.31759	$10.64194	2,927
2016	$10.64194	$10.69072	2,886
2017	$10.69072	$13.37299	2,838

A-127

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.04300	$8.67515	18,758
2009	$8.67515	$11.86221	18,477
2010	$11.86221	$14.24344	2,715
2011	$14.24344	$14.12024	2,719
2012	$14.12024	$16.26943	1,169
2013	$16.26943	$21.45706	1,147
2014	$21.45706	$23.13149	1,141
2015	$23.13149	$20.64720	1,056
2016	$20.64720	$23.42434	1,052
2017	$23.42434	$25.30246	1,047
Invesco V.I. Capital Appreciation Fund - Series I
2008	$9.06600	$5.12075	3,928
2009	$5.12075	$6.09017	2,586
2010	$6.09017	$6.90880	2,122
2011	$6.90880	$6.24961	2,089
2012	$6.24961	$7.17355	0
Invesco V.I. Comstock Fund - Series I
2008	$13.48600	$8.52140	26,727
2009	$8.52140	$10.77934	29,642
2010	$10.77934	$12.27994	11,935
2011	$12.27994	$11.84041	11,233
2012	$11.84041	$13.86659	7,655
2013	$13.86659	$18.52070	6,567
2014	$18.52070	$19.89966	6,565
2015	$19.89966	$18.37713	6,562
2016	$18.37713	$21.17467	6,559
2017	$21.17467	$24.51332	6,557
Invesco V.I. Core Equity Fund - Series I
2008	$11.45000	$7.85882	2,861
2009	$7.85882	$9.90382	2,408
2010	$9.90382	$10.65779	1,718
2011	$10.65779	$10.46248	897
2012	$10.46248	$11.70302	652
2013	$11.70302	$14.85781	520
2014	$14.85781	$15.78309	511
2015	$15.78309	$14.60850	423
2016	$14.60850	$15.82291	415
2017	$15.82291	$17.59080	411
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.20500	$7.62999	63,301
2009	$7.62999	$9.31612	56,711
2010	$9.31612	$10.11035	51,756
2011	$10.11035	$9.95150	51,821
2012	$9.95150	$11.60489	49,616
2013	$11.60489	$14.93692	48,460
2014	$14.93692	$16.55403	48,237
2015	$16.55403	$16.59636	44,787
2016	$16.59636	$18.71768	44,688
2017	$18.71768	$19.96312	44,860

A-128

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.77888	6,875
2012	$13.77888	$15.23590	5,592
2013	$15.23590	$18.73453	4,828
2014	$18.73453	$20.06472	4,822
2015	$20.06472	$19.25664	2,286
2016	$19.25664	$21.77699	2,283
2017	$21.77699	$23.75154	2,280
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$10.04840	21,592
2012	$10.04840	$11.22666	20,205
2013	$11.22666	$13.50930	19,791
2014	$13.50930	$13.36104	19,787
2015	$13.36104	$12.93736	19,648
2016	$12.93736	$13.57464	19,637
2017	$13.57464	$16.38830	19,624
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.72700	$9.12369	43,009
2009	$9.12369	$10.43529	41,901
2010	$10.43529	$11.48722	22,672
2011	$11.48722	$12.39864	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$12.03708	2,074
2014	$12.03708	$12.02766	2,048
2015	$12.02766	$11.44020	468
2016	$11.44020	$12.49785	468
2017	$12.49785	$13.05017	468
Invesco V.I. High Yield Securities Fund - Series I
2008	$8.45300	$6.38236	3,660
2009	$6.38236	$9.06271	2,493
2010	$9.06271	$9.81147	2,500
2011	$9.81147	$9.82956	2,506
2012	$9.82956	$11.47529	2,075
2013	$11.47529	$11.87412	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.48000	$10.48414	7,894
2009	$10.48414	$12.88930	7,613
2010	$12.88930	$14.22708	6,948
2011	$14.22708	$15.14691	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.42900	$9.42864	0
2009	$9.42864	$12.05945	0
2010	$12.05945	$13.51738	0
2011	$13.51738	$12.43114	0
2012	$12.43114	$13.54771	0
2013	$13.54771	$17.14193	0
2014	$17.14193	$17.58441	0
2015	$17.58441	$16.57661	0
2016	$16.57661	$18.47088	0
2017	$18.47088	$20.85100	0

A-129

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.44000	$7.54056	0
2009	$7.54056	$11.58230	189
2010	$11.58230	$14.47993	935
2011	$14.47993	$12.89212	935
2012	$12.89212	$14.13515	935
2013	$14.13515	$18.96670	934
2014	$18.96670	$20.06317	934
2015	$20.06317	$19.91250	934
2016	$19.91250	$19.67212	934
2017	$19.67212	$23.60291	934
Invesco V.I. S&P 500 Index Fund - Series I
2008	$10.77400	$6.65976	926
2009	$6.65976	$8.26436	944
2010	$8.26436	$9.32530	822
2011	$9.32530	$9.32957	693
2012	$9.32957	$10.59901	570
2013	$10.59901	$13.73301	441
2014	$13.73301	$15.28607	425
2015	$15.28607	$15.16934	326
2016	$15.16934	$16.60782	318
2017	$16.60782	$19.78182	310
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$34.05300	$14.50789	6,894
2009	$14.50789	$24.20381	8,118
2010	$24.20381	$28.29799	4,799
2011	$28.29799	$22.73271	5,040
2012	$22.73271	$26.78351	4,549
2013	$26.78351	$26.03857	4,505
2014	$26.03857	$24.42829	4,546
2015	$24.42829	$21.42914	4,548
2016	$21.42914	$22.46860	4,550
2017	$22.46860	$29.81071	4,490
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$16.97091	19,793
2015	$16.97091	$14.37646	19,790
2016	$14.37646	$16.27823	20,415
2017	$16.27823	$18.06314	20,412
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$14.38900	$7.82597	3,012
2009	$7.82597	$10.18773	3,315
2010	$10.18773	$10.57589	3,437
2011	$10.57589	$10.00644	3,410
2012	$10.00644	$11.18922	2,160
2013	$11.18922	$12.74340	8,318
2014	$12.74340	$12.78702	8,784
2015	$12.78702	$11.75686	7,826
2016	$11.75686	$12.19290	7,805
2017	$12.19290	$13.90660	7,786

A-130

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$10.49700	$5.23888	11,699
2009	$5.23888	$8.51944	11,889
2010	$8.51944	$10.28160	11,722
2011	$10.28160	$9.81694	11,565
2012	$9.81694	$11.02864	7,041
2013	$11.02864	$16.04090	6,123
2014	$16.04090	$16.75855	6,103
2015	$16.75855	$18.47601	5,981
2016	$18.47601	$17.85218	4,286
2017	$17.85218	$25.10310	4,274
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.14400	$9.48722	3,458
2009	$9.48722	$14.69225	4,823
2010	$14.69225	$19.09560	4,432
2011	$19.09560	$17.42165	4,881
2012	$17.42165	$18.59894	4,400
2013	$18.59894	$25.11771	3,698
2014	$25.11771	$25.15754	3,696
2015	$25.15754	$23.25386	3,763
2016	$23.25386	$20.83655	3,851
2017	$20.83655	$28.40220	3,763
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$24.22200	$14.77544	10,559
2009	$14.77544	$18.62816	11,090
2010	$18.62816	$23.78056	2,162
2011	$23.78056	$24.74243	2,218
2012	$24.74243	$28.15103	1,901
2013	$28.15103	$28.21947	1,754
2014	$28.21947	$35.95786	1,686
2015	$35.95786	$36.08662	1,609
2016	$36.08662	$37.86355	1,604
2017	$37.86355	$38.35028	1,656
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$12.03700	$7.88902	30,920
2009	$7.88902	$9.24167	28,116
2010	$9.24167	$9.70654	21,575
2011	$9.70654	$11.06711	21,056
2012	$11.06711	$12.90181	20,665
2013	$12.90181	$14.94252	20,021
2014	$14.94252	$15.80339	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$11.17300	$5.61215	23,136
2009	$5.61215	$9.34175	25,878
2010	$9.34175	$11.56434	8,749
2011	$11.56434	$10.52678	9,456
2012	$10.52678	$11.56463	8,992
2013	$11.56463	$12.27836	0

A-131

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$14.12100	$7.94737	12,370
2009	$7.94737	$9.97093	7,506
2010	$9.97093	$10.50191	2,833
2011	$10.50191	$9.32125	2,826
2012	$9.32125	$10.84987	496
2013	$10.84987	$13.58854	356
2014	$13.58854	$12.12799	368
2015	$12.12799	$11.29649	225
2016	$11.29649	$10.81439	227
2017	$10.81439	$13.06561	212
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$11.56100	$6.37787	704
2009	$6.37787	$6.09249	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$13.49400	$12.07234	6,245
2009	$12.07234	$14.53530	3,750
2010	$14.53530	$15.60199	4,763
2011	$15.60199	$16.09346	4,580
2012	$16.09346	$18.03503	4,803
2013	$18.03503	$17.89693	5,030
2014	$17.89693	$18.94812	5,011
2015	$18.94812	$18.22256	4,321
2016	$18.22256	$19.16785	4,257
2017	$19.16785	$20.08040	4,544
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.11500	$9.28986	772
2009	$9.28986	$9.65092	1,519
2010	$9.65092	$9.70296	1,450
2011	$9.70296	$9.79374	1,361
2012	$9.79374	$9.94065	855
2013	$9.94065	$9.80268	493
2014	$9.80268	$9.73759	493
2015	$9.73759	$9.54972	492
2016	$9.54972	$9.85798	492
2017	$9.85798	$9.80410	492
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.66000	$10.72713	16,606
2009	$10.72713	$10.53948	10,338
2010	$10.53948	$10.35357	5,764
2011	$10.35357	$10.17139	5,746
2012	$10.17139	$9.99151	4,958
2013	$9.99151	$9.81522	4,981
2014	$9.81522	$9.64205	4,995
2015	$9.64205	$9.47194	260
2016	$9.47194	$9.41682	0

A-132

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$10.33900	$5.31862	45,943
2009	$5.31862	$8.95027	44,831
2010	$8.95027	$11.23190	16,607
2011	$11.23190	$10.28911	17,110
2012	$10.28911	$11.35643	15,030
2013	$11.35643	$16.81721	22,639
2014	$16.81721	$17.46208	22,388
2015	$17.46208	$18.62752	20,387
2016	$18.62752	$17.67471	20,535
2017	$17.67471	$25.93853	20,002
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.56100	$10.12577	9,676
2009	$10.12577	$11.90928	9,509
2010	$11.90928	$12.49526	5,460
2011	$12.49526	$11.29685	6,482
2012	$11.29685	$11.86217	6,624
2013	$11.86217	$12.63501	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16674	651
Putnam VT Growth and Income Fund - Class IB
2008	$11.09500	$6.68069	3,552
2009	$6.68069	$8.51850	3,203
2010	$8.51850	$9.57053	1,801
2011	$9.57053	$8.96472	1,527
2012	$8.96472	$10.49042	597
2013	$10.49042	$13.98073	522
2014	$13.98073	$15.20661	508
2015	$15.20661	$13.81240	415
2016	$13.81240	$15.60560	408
2017	$15.60560	$16.30020	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05245	93
2017	$10.05245	$12.92629	78
Putnam VT International Equity Fund - Class IB
2008	$13.79300	$7.59357	960
2009	$7.59357	$9.29621	987
2010	$9.29621	$10.04693	985
2011	$10.04693	$8.19766	1,012
2012	$8.19766	$9.81659	385
2013	$9.81659	$12.34925	352
2014	$12.34925	$11.30798	364
2015	$11.30798	$11.12291	205
2016	$11.12291	$10.65805	202
2017	$10.65805	$13.25240	187
Putnam VT Small Cap Value Fund - Class IB
2008	$13.78900	$8.21275	0
2009	$8.21275	$10.61077	0
2010	$10.61077	$13.13087	0
2011	$13.13087	$12.28870	0
2012	$12.28870	$14.18098	0
2013	$14.18098	$19.44669	0
2014	$19.44669	$19.75761	0
2015	$19.75761	$18.58435	0
2016	$18.58435	$23.27471	0
2017	$23.27471	$24.66263	0

A-133

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$7.67800	$4.74851	324
2009	$4.74851	$7.64462	267
2010	$7.64462	$9.07086	240
2011	$9.07086	$7.31981	273
2012	$7.31981	$8.21261	251
2013	$8.21261	$11.59433	218
2014	$11.59433	$12.49574	201
2015	$12.49574	$11.52367	86
2016	$11.52367	$11.55187	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.69% and an administrative expense charge of 0.10%.

A-134

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.82200	$7.46420	12,596
2009	$7.46420	$8.81842	11,499
2010	$8.81842	$9.76486	11,594
2011	$9.76486	$10.16815	7,292
2012	$10.16815	$11.70259	5,462
2013	$11.70259	$15.46224	5,392
2014	$15.46224	$16.58897	2,102
2015	$16.58897	$16.51723	1,877
2016	$16.51723	$18.01040	1,781
2017	$18.01040	$20.96948	1,628
AB VPS Growth Portfolio - Class B
2008	$8.16500	$4.60102	3,336
2009	$4.60102	$6.00123	1,532
2010	$6.00123	$6.76295	1,416
2011	$6.76295	$6.70354	1,380
2012	$6.70354	$7.47397	1,356
2013	$7.47397	$9.81149	1,308
2014	$9.81149	$10.88028	1,244
2015	$10.88028	$11.62281	1,692
2016	$11.62281	$11.50755	1,698
2017	$11.50755	$15.15485	937
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.68100	$4.53735	6,772
2009	$4.53735	$6.10694	7,595
2010	$6.10694	$6.58447	7,605
2011	$6.58447	$6.25247	20,521
2012	$6.25247	$7.12716	20,478
2013	$7.12716	$9.58523	16,666
2014	$9.58523	$10.71181	5,466
2015	$10.71181	$11.65693	5,336
2016	$11.65693	$11.71327	5,329
2017	$11.71327	$15.14143	5,229
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.89204	11,921
2017	$9.89204	$9.77672	13,960
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.72100	$8.81624	0
2009	$8.81624	$12.35008	1,495
2010	$12.35008	$13.73117	1,325
2011	$13.73117	$14.09488	2,368
2012	$14.09488	$15.98893	793
2013	$15.98893	$16.92458	793
2014	$16.92458	$16.61038	793
2015	$16.61038	$14.81824	792
2016	$14.81824	$17.01307	792
2017	$17.01307	$17.35656	0

A-135

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.23000	$9.13596	10,538
2009	$9.13596	$12.16097	9,968
2010	$12.16097	$13.45109	13,853
2011	$13.45109	$13.51990	15,452
2012	$13.51990	$14.95069	14,650
2013	$14.95069	$16.72280	12,738
2014	$16.72280	$17.17400	12,668
2015	$17.17400	$15.66983	12,794
2016	$15.66983	$17.54070	12,620
2017	$17.54070	$18.88581	11,854
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.00600	$8.64675	9,477
2009	$8.64675	$10.69932	7,878
2010	$10.69932	$11.67914	10,993
2011	$11.67914	$11.34600	11,847
2012	$11.34600	$12.72397	11,733
2013	$12.72397	$16.02089	9,108
2014	$16.02089	$16.84733	8,996
2015	$16.84733	$15.72201	8,918
2016	$15.72201	$17.91313	8,783
2017	$17.91313	$19.05371	8,064
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.45000	$8.18616	3,421
2009	$8.18616	$10.37909	3,243
2010	$10.37909	$13.06459	2,925
2011	$13.06459	$12.34329	7,978
2012	$12.34329	$14.34451	8,010
2013	$14.34451	$19.18468	4,646
2014	$19.18468	$18.94049	2,852
2015	$18.94049	$17.21975	2,873
2016	$17.21975	$22.00831	2,740
2017	$22.00831	$23.90746	2,704
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.80400	$9.83498	2,151
2009	$9.83498	$13.23107	1,914
2010	$13.23107	$14.08065	1,561
2011	$14.08065	$12.35288	3,273
2012	$12.35288	$14.33687	2,461
2013	$14.33687	$17.30713	1,575
2014	$17.30713	$15.09850	1,598
2015	$15.09850	$13.85932	1,620
2016	$13.85932	$14.58222	1,636
2017	$14.58222	$16.70545	1,535
Invesco V.I. American Franchise Fund - Series I
2008	$5.83200	$2.92010	31,171
2009	$2.92010	$4.76055	30,213
2010	$4.76055	$5.60082	29,857
2011	$5.60082	$5.15874	22,953
2012	$5.15874	$5.75927	28,989
2013	$5.75927	$7.92301	28,809
2014	$7.92301	$8.43419	25,900
2015	$8.43419	$8.69412	18,844
2016	$8.69412	$8.72875	18,841
2017	$8.72875	$10.91225	18,752

A-136

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.27200	$8.22510	9,207
2009	$8.22510	$11.24006	8,374
2010	$11.24006	$13.48832	7,483
2011	$13.48832	$13.36364	8,830
2012	$13.36364	$15.38841	7,417
2013	$15.38841	$20.28295	5,789
2014	$20.28295	$21.85265	2,865
2015	$21.85265	$19.49400	2,857
2016	$19.49400	$22.10281	2,863
2017	$22.10281	$23.86071	2,786
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.51300	$4.24108	7,570
2009	$4.24108	$5.04094	7,134
2010	$5.04094	$5.71511	6,820
2011	$5.71511	$5.16672	6,142
2012	$5.16672	$5.92941	0
Invesco V.I. Comstock Fund - Series I
2008	$13.44000	$8.48737	22,981
2009	$8.48737	$10.72987	20,191
2010	$10.72987	$12.21628	19,902
2011	$12.21628	$11.77198	22,674
2012	$11.77198	$13.77816	22,024
2013	$13.77816	$18.39154	20,480
2014	$18.39154	$19.74904	12,184
2015	$19.74904	$18.22708	12,033
2016	$18.22708	$20.98923	11,978
2017	$20.98923	$24.28411	11,218
Invesco V.I. Core Equity Fund - Series I
2008	$11.43800	$7.84619	3,616
2009	$7.84619	$9.88198	3,525
2010	$9.88198	$10.62790	3,465
2011	$10.62790	$10.42689	4,369
2012	$10.42689	$11.65621	4,362
2013	$11.65621	$14.78950	4,353
2014	$14.78950	$15.70110	4,339
2015	$15.70110	$14.52390	4,202
2016	$14.52390	$15.72187	4,204
2017	$15.72187	$17.46803	1,088
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.06700	$7.53912	75,968
2009	$7.53912	$9.19964	70,704
2010	$9.19964	$9.97796	69,926
2011	$9.97796	$9.81532	58,496
2012	$9.81532	$11.43921	55,385
2013	$11.43921	$14.71484	53,205
2014	$14.71484	$16.29813	49,541
2015	$16.29813	$16.33000	48,086
2016	$16.33000	$18.40626	42,220
2017	$18.40626	$19.61923	38,702

A-137

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.34707	1,111
2012	$13.34707	$14.74959	450
2013	$14.74959	$18.12566	433
2014	$18.12566	$19.40096	432
2015	$19.40096	$18.60844	1,857
2016	$18.60844	$21.03137	1,844
2017	$21.03137	$22.92461	1,849
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.94480	17,073
2012	$9.94480	$11.10426	14,279
2013	$11.10426	$13.35401	13,613
2014	$13.35401	$13.19952	12,334
2015	$13.19952	$12.77328	12,182
2016	$12.77328	$13.39447	11,476
2017	$13.39447	$16.16112	9,174
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.60200	$9.04589	27,718
2009	$9.04589	$10.34011	27,027
2010	$10.34011	$11.37562	23,065
2011	$11.37562	$12.27578	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$10.45955	2,547
2014	$10.45955	$10.44509	2,085
2015	$10.44509	$9.92897	2,083
2016	$9.92897	$10.84041	1,997
2017	$10.84041	$11.31271	1,740
Invesco V.I. High Yield Securities Fund - Series I
2008	$7.37100	$5.56255	3,226
2009	$5.56255	$7.89389	3,434
2010	$7.89389	$8.54096	3,731
2011	$8.54096	$8.55160	2,890
2012	$8.55160	$9.97737	2,549
2013	$9.97737	$10.32216	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.06000	$10.17387	1,680
2009	$10.17387	$12.50035	1,414
2010	$12.50035	$13.78948	1,155
2011	$13.78948	$14.67815	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.40200	$9.40430	457
2009	$9.40430	$12.02109	1,690
2010	$12.02109	$13.46630	1,578
2011	$13.46630	$12.37675	1,688
2012	$12.37675	$13.48032	458
2013	$13.48032	$17.04644	457
2014	$17.04644	$17.47597	457
2015	$17.47597	$16.46449	456
2016	$16.46449	$18.33498	456
2017	$18.33498	$20.68523	456

A-138

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.41200	$7.52130	621
2009	$7.52130	$11.54579	1,067
2010	$11.54579	$14.42565	830
2011	$14.42565	$12.83608	2,026
2012	$12.83608	$14.06524	829
2013	$14.06524	$18.86158	828
2014	$18.86158	$19.93999	828
2015	$19.93999	$19.77838	827
2016	$19.77838	$19.52793	827
2017	$19.52793	$23.41590	826
Invesco V.I. S&P 500 Index Fund - Series I
2008	$9.90200	$6.11698	59,785
2009	$6.11698	$7.58626	61,141
2010	$7.58626	$8.55500	59,820
2011	$8.55500	$8.55379	37,600
2012	$8.55379	$9.71183	37,080
2013	$9.71183	$12.57596	36,506
2014	$12.57596	$13.98977	35,405
2015	$13.98977	$13.87462	31,923
2016	$13.87462	$15.18124	31,227
2017	$15.18124	$18.07180	30,309
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$29.81600	$12.69527	2,353
2009	$12.69527	$21.16708	2,037
2010	$21.16708	$24.73276	2,724
2011	$24.73276	$19.85674	4,180
2012	$19.85674	$23.38101	3,713
2013	$23.38101	$22.71706	4,321
2014	$22.71706	$21.29938	1,473
2015	$21.29938	$18.67316	1,442
2016	$18.67316	$19.56723	1,454
2017	$19.56723	$25.94575	1,329
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$16.63041	11,459
2015	$16.63041	$14.07954	11,472
2016	$14.07954	$15.93251	8,158
2017	$15.93251	$17.66893	8,118
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$13.81700	$7.51084	5,632
2009	$7.51084	$9.77162	8,053
2010	$9.77162	$10.13785	8,345
2011	$10.13785	$9.58624	5,969
2012	$9.58624	$10.71292	4,928
2013	$10.71292	$12.19363	34,413
2014	$12.19363	$12.22801	32,360
2015	$12.22801	$11.23614	32,178
2016	$11.23614	$11.64590	27,828
2017	$11.64590	$13.27478	23,988

A-139

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$9.12800	$4.55288	18,805
2009	$4.55288	$7.39942	18,584
2010	$7.39942	$8.92457	18,304
2011	$8.92457	$8.51612	18,243
2012	$8.51612	$9.56152	18,170
2013	$9.56152	$13.89869	17,968
2014	$13.89869	$14.51178	18,613
2015	$14.51178	$15.98939	18,554
2016	$15.98939	$15.44029	18,358
2017	$15.44029	$21.69862	18,088
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.08300	$9.44929	5,402
2009	$9.44929	$14.62474	3,616
2010	$14.62474	$18.99648	2,557
2011	$18.99648	$17.32084	6,870
2012	$17.32084	$18.48019	7,001
2013	$18.48019	$24.94239	4,075
2014	$24.94239	$24.96695	2,166
2015	$24.96695	$23.06384	1,779
2016	$23.06384	$20.65391	1,854
2017	$20.65391	$28.13642	1,685
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$25.85600	$15.76266	4,752
2009	$15.76266	$19.86084	5,211
2010	$19.86084	$25.33902	4,471
2011	$25.33902	$26.34814	3,324
2012	$26.34814	$29.95993	2,564
2013	$29.95993	$30.01474	2,644
2014	$30.01474	$38.22251	2,648
2015	$38.22251	$38.33637	2,548
2016	$38.33637	$40.20006	2,433
2017	$40.20006	$40.69247	1,378
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$11.84500	$7.75860	17,037
2009	$7.75860	$9.08343	14,810
2010	$9.08343	$9.53463	14,377
2011	$9.53463	$10.86460	14,846
2012	$10.86460	$12.65812	13,019
2013	$12.65812	$14.65150	12,599
2014	$14.65150	$15.49268	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$10.11400	$5.07705	17,393
2009	$5.07705	$8.44597	15,134
2010	$8.44597	$10.44917	14,803
2011	$10.44917	$9.50597	14,163
2012	$9.50597	$10.43689	9,933
2013	$10.43689	$11.07891	0

A-140

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$13.96300	$7.85371	23,117
2009	$7.85371	$9.84751	21,883
2010	$9.84751	$10.36569	21,550
2011	$10.36569	$9.19484	12,277
2012	$9.19484	$10.69629	11,538
2013	$10.69629	$13.38817	9,025
2014	$13.38817	$11.94198	7,883
2015	$11.94198	$11.11654	5,268
2016	$11.11654	$10.63575	5,299
2017	$10.63575	$12.84210	4,833
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$10.55600	$5.82002	11,400
2009	$5.82002	$5.55854	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$13.94800	$12.47073	22,190
2009	$12.47073	$15.00597	26,084
2010	$15.00597	$16.09753	23,134
2011	$16.09753	$16.59467	16,006
2012	$16.59467	$18.58554	12,688
2013	$18.58554	$18.43217	18,302
2014	$18.43217	$19.50308	9,019
2015	$19.50308	$18.74501	7,277
2016	$18.74501	$19.70562	3,564
2017	$19.70562	$20.63141	3,319
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$11.15700	$9.31911	8,724
2009	$9.31911	$9.67550	10,174
2010	$9.67550	$9.72183	10,070
2011	$9.72183	$9.80691	6,037
2012	$9.80691	$9.94805	5,414
2013	$9.94805	$9.80409	5,918
2014	$9.80409	$9.73313	6,147
2015	$9.73313	$9.53961	6,131
2016	$9.53961	$9.84166	6,147
2017	$9.84166	$9.78202	6,603
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.66700	$10.72837	38,951
2009	$10.72837	$10.53437	25,961
2010	$10.53437	$10.34234	23,762
2011	$10.34234	$10.15429	27,679
2012	$10.15429	$9.96871	26,625
2013	$9.96871	$9.78696	18,407
2014	$9.78696	$9.60851	15,843
2015	$9.60851	$9.43332	12,717
2016	$9.43332	$9.37658	0

A-141

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$9.42200	$4.84409	110,932
2009	$4.84409	$8.14684	102,078
2010	$8.14684	$10.21752	91,584
2011	$10.21752	$9.35427	69,636
2012	$9.35427	$10.31840	58,841
2013	$10.31840	$15.27086	60,774
2014	$15.27086	$15.84694	55,368
2015	$15.84694	$16.89445	54,629
2016	$16.89445	$16.02069	53,771
2017	$16.02069	$23.49714	44,102
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$12.83600	$9.57846	35,254
2009	$9.57846	$11.25882	31,601
2010	$11.25882	$11.80570	32,815
2011	$11.80570	$10.66703	22,470
2012	$10.66703	$11.19410	20,315
2013	$11.19410	$11.92115	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16247	1,689
Putnam VT Growth and Income Fund - Class IB
2008	$10.88200	$6.54864	5,121
2009	$6.54864	$8.34509	5,037
2010	$8.34509	$9.37009	5,040
2011	$9.37009	$8.77171	5,036
2012	$8.77171	$10.25839	5,029
2013	$10.25839	$13.66331	4,935
2014	$13.66331	$14.85245	4,295
2015	$14.85245	$13.48260	4,292
2016	$13.48260	$15.22386	4,294
2017	$15.22386	$15.89799	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05176	505
2017	$10.05176	$12.91767	313
Putnam VT International Equity Fund - Class IB
2008	$13.23500	$7.28154	11,667
2009	$7.28154	$8.90887	10,162
2010	$8.90887	$9.62254	10,328
2011	$9.62254	$7.84668	17,950
2012	$7.84668	$9.39064	17,299
2013	$9.39064	$11.80632	18,365
2014	$11.80632	$10.80434	8,829
2015	$10.80434	$10.62114	8,642
2016	$10.62114	$10.17116	9,015
2017	$10.17116	$12.63943	8,456
Putnam VT Small Cap Value Fund - Class IB
2008	$13.74200	$8.17995	458
2009	$8.17995	$10.56203	460
2010	$10.56203	$13.06275	449
2011	$13.06275	$12.21762	449
2012	$12.21762	$14.09048	446
2013	$14.09048	$19.31101	438
2014	$19.31101	$19.60798	439
2015	$19.60798	$18.43255	439
2016	$18.43255	$23.07080	429
2017	$23.07080	$24.43194	434

A-142

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.79500	$4.20002	576
2009	$4.20002	$6.75756	2,264
2010	$6.75756	$8.01349	2,253
2011	$8.01349	$6.46269	516
2012	$6.46269	$7.24658	542
2013	$7.24658	$10.22438	534
2014	$10.22438	$11.01266	488
2015	$11.01266	$10.14988	478
2016	$10.14988	$10.16933	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

A-143

Morgan Stanley Variable Annuity II - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE LONGEVITY REWARD RIDER, ENHANCED EARNINGS DEATH BENEFIT OPTION AND INCOME AND
DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.88

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.24100	$7.69841	6,768
2009	$7.69841	$9.08329	6,050
2010	$9.08329	$10.04509	5,321
2011	$10.04509	$10.44641	4,335
2012	$10.44641	$12.00717	4,334
2013	$12.00717	$15.84407	4,333
2014	$15.84407	$16.97655	4,332
2015	$16.97655	$16.88116	3,745
2016	$16.88116	$18.38338	3,061
2017	$18.38338	$21.37604	2,713
AB VPS Growth Portfolio - Class B
2008	$9.06900	$5.10331	0
2009	$5.10331	$6.64775	0
2010	$6.64775	$7.48183	0
2011	$7.48183	$7.40649	1,111
2012	$7.40649	$8.24695	1,099
2013	$8.24695	$10.81220	1,033
2014	$10.81220	$11.97441	955
2015	$11.97441	$12.77499	0
2016	$12.77499	$12.63192	0
2017	$12.63192	$16.61405	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$8.45000	$4.98509	0
2009	$4.98509	$6.70086	0
2010	$6.70086	$7.21546	0
2011	$7.21546	$6.84276	0
2012	$6.84276	$7.78987	0
2013	$7.78987	$10.46291	0
2014	$10.46291	$11.67746	0
2015	$11.67746	$12.69128	0
2016	$12.69128	$12.73610	0
2017	$12.73610	$16.44229	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.88344	0
2017	$9.88344	$9.75556	0
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.66400	$8.76202	0
2009	$8.76202	$12.25820	0
2010	$12.25820	$13.61132	0
2011	$13.61132	$13.95374	815
2012	$13.95374	$15.80821	782
2013	$15.80821	$16.71154	864
2014	$16.71154	$16.37999	912
2015	$16.37999	$14.59371	0
2016	$14.59371	$16.73357	0
2017	$16.73357	$17.06419	0

A-144

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.16800	$9.08126	3,747
2009	$9.08126	$12.07247	3,745
2010	$12.07247	$13.33586	3,743
2011	$13.33586	$13.38671	5,539
2012	$13.38671	$14.78413	5,482
2013	$14.78413	$16.51503	5,055
2014	$16.51503	$16.93859	4,582
2015	$16.93859	$15.43495	1,606
2016	$15.43495	$17.25540	1,097
2017	$17.25540	$18.55458	642
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$13.93700	$8.59329	0
2009	$8.59329	$10.61937	0
2010	$10.61937	$11.57682	0
2011	$11.57682	$11.23201	0
2012	$11.23201	$12.57973	0
2013	$12.57973	$15.81873	0
2014	$15.81873	$16.61312	0
2015	$16.61312	$15.48328	0
2016	$15.48328	$17.61828	0
2017	$17.61828	$18.71581	0
FTVIP Franklin Small Cap Value VIP Fund - Class 2
2008	$12.40700	$8.14713	0
2009	$8.14713	$10.31617	0
2010	$10.31617	$12.96853	0
2011	$12.96853	$12.23663	341
2012	$12.23663	$14.20205	336
2013	$14.20205	$18.96949	292
2014	$18.96949	$18.70369	311
2015	$18.70369	$16.98236	0
2016	$16.98236	$21.67680	0
2017	$21.67680	$23.51685	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.72200	$9.77392	0
2009	$9.77392	$13.13184	0
2010	$13.13184	$13.95691	0
2011	$13.95691	$12.22842	442
2012	$12.22842	$14.17394	450
2013	$14.17394	$17.08823	428
2014	$17.08823	$14.88815	493
2015	$14.88815	$13.64845	0
2016	$13.64845	$14.34175	0
2017	$14.34175	$16.40868	0
Invesco V.I. American Franchise Fund - Series I
2008	$7.00900	$3.50538	0
2009	$3.50538	$5.70729	0
2010	$5.70729	$6.70597	0
2011	$6.70597	$6.16863	0
2012	$6.16863	$6.87776	0
2013	$6.87776	$9.44941	0
2014	$9.44941	$10.04600	0
2015	$10.04600	$10.34214	0
2016	$10.34214	$10.36989	0
2017	$10.36989	$12.94713	0

A-145

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.84400	$8.54365	3,359
2009	$8.54365	$11.66022	3,359
2010	$11.66022	$13.97436	3,359
2011	$13.97436	$13.82723	3,359
2012	$13.82723	$15.90150	3,359
2013	$15.90150	$20.93204	3,359
2014	$20.93204	$22.52266	3,359
2015	$22.52266	$20.06557	3,359
2016	$20.06557	$22.72139	2,691
2017	$22.72139	$24.49670	2,515
Invesco V.I. Capital Appreciation Fund - Series I
2008	$8.94500	$5.04311	0
2009	$5.04311	$5.98644	0
2010	$5.98644	$6.77825	0
2011	$6.77825	$6.11989	0
2012	$6.11989	$7.02033	0
Invesco V.I. Comstock Fund - Series I
2008	$13.34200	$8.41409	0
2009	$8.41409	$10.62341	0
2010	$10.62341	$12.07935	0
2011	$12.07935	$11.62492	482
2012	$11.62492	$13.58833	461
2013	$13.58833	$18.11462	407
2014	$18.11462	$19.42641	394
2015	$19.42641	$17.90601	0
2016	$17.90601	$20.59278	0
2017	$20.59278	$23.79458	0
Invesco V.I. Core Equity Fund - Series I
2008	$11.41300	$7.81890	2,558
2009	$7.81890	$9.83481	2,558
2010	$9.83481	$10.56344	2,558
2011	$10.56344	$10.35021	2,558
2012	$10.35021	$11.55542	2,558
2013	$11.55542	$14.64258	2,558
2014	$14.64258	$15.52492	2,558
2015	$15.52492	$14.34225	2,558
2016	$14.34225	$15.50514	2,083
2017	$15.50514	$17.20490	1,865
Invesco V.I. Diversified Dividend Fund - Series I
2008	$12.04300	$7.51435	14,330
2009	$7.51435	$9.15751	13,196
2010	$9.15751	$9.91936	13,029
2011	$9.91936	$9.74502	13,452
2012	$9.74502	$11.34249	13,275
2013	$11.34249	$14.57149	13,123
2014	$14.57149	$16.11837	12,990
2015	$16.11837	$16.12892	12,427
2016	$16.12892	$18.15607	10,620
2017	$18.15607	$19.32749	9,742

A-146

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series I
2011	$10.00000	$13.49302	8,960
2012	$13.49302	$14.89144	8,960
2013	$14.89144	$18.27623	8,960
2014	$18.27623	$19.53671	8,960
2015	$19.53671	$18.71430	8,960
2016	$18.71430	$21.12361	7,324
2017	$21.12361	$22.99534	6,490
Invesco V.I. Global Core Equity Fund - Series I
2011	$10.00000	$9.83988	4,242
2012	$9.83988	$10.97278	4,280
2013	$10.97278	$13.17875	4,248
2014	$13.17875	$13.00936	4,279
2015	$13.00936	$12.57291	3,273
2016	$12.57291	$13.16727	2,781
2017	$13.16727	$15.86643	2,530
Invesco V.I. Global Dividend Growth Fund - Series I
2008	$15.51800	$8.98541	3,273
2009	$8.98541	$10.25762	3,273
2010	$10.25762	$11.27023	3,273
2011	$11.27023	$12.15690	0
Invesco V.I. High Yield Fund - Series I
2013	$10.00000	$11.74268	1,471
2014	$11.74268	$11.71121	1,471
2015	$11.71121	$11.11805	1,471
2016	$11.11805	$12.12292	1,202
2017	$12.12292	$12.63472	1,065
Invesco V.I. High Yield Securities Fund - Series I
2008	$8.34000	$6.28566	1,471
2009	$6.28566	$8.90848	1,471
2010	$8.90848	$9.62620	1,471
2011	$9.62620	$9.62569	1,471
2012	$9.62569	$11.21591	1,471
2013	$11.21591	$11.59873	0
Invesco V.I. Income Builder Fund - Series I
2008	$14.28800	$10.32526	8,960
2009	$10.32526	$12.66989	8,960
2010	$12.66989	$13.95837	8,960
2011	$13.95837	$14.85162	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.33500	$9.34485	0
2009	$9.34485	$11.92959	0
2010	$11.92959	$13.34646	0
2011	$13.34646	$12.25069	221
2012	$12.25069	$13.32564	233
2013	$13.32564	$16.82896	219
2014	$16.82896	$17.23058	222
2015	$17.23058	$16.21221	0
2016	$16.21221	$18.03064	0
2017	$18.03064	$20.31553	0

A-147

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.33900	$7.47353	0
2009	$7.47353	$11.45756	0
2010	$11.45756	$14.29684	0
2011	$14.29684	$12.70496	0
2012	$12.70496	$13.90343	0
2013	$13.90343	$18.62038	0
2014	$18.62038	$19.65942	0
2015	$19.65942	$19.47474	0
2016	$19.47474	$19.20321	0
2017	$19.20321	$22.99671	0
Invesco V.I. S&P 500 Index Fund - Series I
2008	$10.63100	$6.55880	4,781
2009	$6.55880	$8.12363	4,144
2010	$8.12363	$9.14910	0
2011	$9.14910	$9.13595	0
2012	$9.13595	$10.35928	0
2013	$10.35928	$13.39692	0
2014	$13.39692	$14.88367	0
2015	$14.88367	$14.74199	0
2016	$14.74199	$16.10939	0
2017	$16.10939	$19.15184	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$33.60100	$14.28802	203
2009	$14.28802	$23.79176	0
2010	$23.79176	$27.76353	0
2011	$27.76353	$22.26106	718
2012	$22.26106	$26.17793	727
2013	$26.17793	$25.40149	842
2014	$25.40149	$23.78533	922
2015	$23.78533	$20.82545	0
2016	$20.82545	$21.79432	0
2017	$21.79432	$28.86143	0
Morgan Stanley VIF Global Infrastructure - Class I
formerly,UIF Global Infrastructure - Class I
2014	$10.00000	$16.52427	918
2015	$16.52427	$13.97149	205
2016	$13.97149	$15.78977	0
2017	$15.78977	$17.48796	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$14.19800	$7.70738	0
2009	$7.70738	$10.01430	0
2010	$10.01430	$10.37613	0
2011	$10.37613	$9.79884	701
2012	$9.79884	$10.93625	711
2013	$10.93625	$12.43167	1,183
2014	$12.43167	$12.45053	1,120
2015	$12.45053	$11.42574	292
2016	$11.42574	$11.82706	228
2017	$11.82706	$13.46382	181

A-148

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$10.35700	$5.15945	0
2009	$5.15945	$8.37434	0
2010	$8.37434	$10.08734	0
2011	$10.08734	$9.61320	0
2012	$9.61320	$10.77920	0
2013	$10.77920	$15.64839	0
2014	$15.64839	$16.31743	0
2015	$16.31743	$17.95553	0
2016	$17.95553	$17.31644	0
2017	$17.31644	$24.30374	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$17.95000	$9.36772	0
2009	$9.36772	$14.47963	0
2010	$14.47963	$18.78358	0
2011	$18.78358	$17.10450	619
2012	$17.10450	$18.22560	687
2013	$18.22560	$24.56683	611
2014	$24.56683	$24.55907	618
2015	$24.55907	$22.65755	0
2016	$22.65755	$20.26378	0
2017	$20.26378	$27.56923	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$23.90100	$14.55148	0
2009	$14.55148	$18.31092	0
2010	$18.31092	$23.33128	0
2011	$23.33128	$24.22900	297
2012	$24.22900	$27.51444	287
2013	$27.51444	$27.52895	331
2014	$27.52895	$35.01146	278
2015	$35.01146	$35.07014	0
2016	$35.07014	$36.72745	0
2017	$36.72745	$37.12917	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class X
2008	$11.87700	$7.76945	439
2009	$7.76945	$9.08431	391
2010	$9.08431	$9.52317	349
2011	$9.52317	$10.83747	1,097
2012	$10.83747	$12.61007	1,021
2013	$12.61007	$14.57693	1,020
2014	$14.57693	$15.40751	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class X
2008	$11.02500	$5.52705	303
2009	$5.52705	$9.18264	0
2010	$9.18264	$11.34583	0
2011	$11.34583	$10.30830	0
2012	$10.30830	$11.30306	0
2013	$11.30306	$11.99340	0

A-149

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS European Equity Portfolio - Class X
2008	$13.93400	$7.82692	4,881
2009	$7.82692	$9.80118	4,762
2010	$9.80118	$10.30353	4,661
2011	$10.30353	$9.12782	4,567
2012	$9.12782	$10.60451	4,470
2013	$10.60451	$13.25605	4,389
2014	$13.25605	$11.80875	4,315
2015	$11.80875	$10.97824	4,244
2016	$10.97824	$10.48982	3,549
2017	$10.48982	$12.64950	3,176
Morgan Stanley VIS Global Advantage Portfolio - Class X
2008	$11.40800	$6.28117	0
2009	$6.28117	$5.99653	0
Morgan Stanley VIS Income Plus Portfolio - Class X
2008	$13.31500	$11.88943	29
2009	$11.88943	$14.28792	0
2010	$14.28792	$15.30735	0
2011	$15.30735	$15.75964	0
2012	$15.75964	$17.62735	0
2013	$17.62735	$17.45916	0
2014	$17.45916	$18.44955	0
2015	$18.44955	$17.70940	0
2016	$17.70940	$18.59282	0
2017	$18.59282	$19.44111	0
Morgan Stanley VIS Limited Duration Portfolio - Class X
2008	$10.96800	$9.14908	0
2009	$9.14908	$9.48662	0
2010	$9.48662	$9.51966	0
2011	$9.51966	$9.59054	0
2012	$9.59054	$9.71588	0
2013	$9.71588	$9.56284	0
2014	$9.56284	$9.48130	0
2015	$9.48130	$9.28071	0
2016	$9.28071	$9.56215	0
2017	$9.56215	$9.49188	0
Morgan Stanley VIS Money Market Portfolio - Class X
2008	$10.51800	$10.56462	513
2009	$10.56462	$10.36010	452
2010	$10.36010	$10.15802	391
2011	$10.15802	$9.96039	328
2012	$9.96039	$9.76562	265
2013	$9.76562	$9.57511	200
2014	$9.57511	$9.38832	134
2015	$9.38832	$9.20517	70
2016	$9.20517	$9.14590	0

A-150

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class X
2008	$10.20100	$5.23798	14,112
2009	$5.23798	$8.79785	13,279
2010	$8.79785	$11.01969	13,176
2011	$11.01969	$10.07558	13,886
2012	$10.07558	$11.09959	13,776
2013	$11.09959	$16.40569	12,944
2014	$16.40569	$17.00245	12,368
2015	$17.00245	$18.10278	11,193
2016	$18.10278	$17.14430	9,710
2017	$17.14430	$25.11257	8,834
Morgan Stanley VIS Strategist Portfolio - Class X
2008	$13.38100	$9.97231	4,474
2009	$9.97231	$11.70653	1,580
2010	$11.70653	$12.25922	676
2011	$12.25922	$11.06245	589
2012	$11.06245	$11.59392	500
2013	$11.59392	$12.34184	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15322	0
Putnam VT Growth and Income Fund - Class IB
2008	$10.94800	$6.57943	0
2009	$6.57943	$8.37343	0
2010	$8.37343	$9.38972	0
2011	$9.38972	$8.77868	0
2012	$8.77868	$10.25317	0
2013	$10.25317	$13.63864	0
2014	$13.63864	$14.80636	0
2015	$14.80636	$13.42330	0
2016	$13.42330	$15.13725	0
2017	$15.13725	$15.80006	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05026	0
2017	$10.05026	$12.89904	0
Putnam VT International Equity Fund - Class IB
2008	$13.61000	$7.47848	0
2009	$7.47848	$9.13792	0
2010	$9.13792	$9.85712	0
2011	$9.85712	$8.02754	502
2012	$8.02754	$9.59458	492
2013	$9.59458	$12.04705	461
2014	$12.04705	$11.01030	502
2015	$11.01030	$10.80955	0
2016	$10.80955	$10.33817	0
2017	$10.33817	$12.83033	0
Putnam VT Small Cap Value Fund - Class IB
2008	$13.64100	$8.10930	0
2009	$8.10930	$10.45720	0
2010	$10.45720	$12.91630	0
2011	$12.91630	$12.06498	0
2012	$12.06498	$13.89631	0
2013	$13.89631	$19.02017	0
2014	$19.02017	$19.28758	0
2015	$19.28758	$18.10778	0
2016	$18.10778	$22.63494	0
2017	$22.63494	$23.93931	0

A-151

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$7.57600	$4.67652	0
2009	$4.67652	$7.51444	0
2010	$7.51444	$8.89947	0
2011	$8.89947	$7.16789	0
2012	$7.16789	$8.02686	0
2013	$8.02686	$11.31061	0
2014	$11.31061	$12.16681	0
2015	$12.16681	$11.19902	0
2016	$11.19902	$11.20761	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.88% and an administrative expense charge of 0.10%.

A-152

Morgan Stanley Variable Annuity 3
Statement of Additional Information
Dated April 30, 2018
Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I P.O. Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617
The Contracts are no longer offered for sale.
This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated April 30, 2018, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Financial Advisor.
Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Variable Annuity 3 Contracts.

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACT
The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
PURCHASE OF CONTRACTS
Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co) and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.
MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.
Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB. The offering of the Contracts is continuous.
For the Variable Account, we paid commissions to Morgan Stanley & Co. LLC of $12,774,163, $14,232,285 and $9,967,201.47 for the years 2015, 2016 and 2017 respectively.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)
is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.
The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.
GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.
The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Allstate Life is susceptible to operational, information security and related risks. These risks, which are often collectively

3

referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Allstate Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Contract, but also with entities operating the Contract’s underlying funds and with third-party service providers to Allstate Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts may include, but are not limited to, potential financial losses under the Contract, your inability to conduct transactions under the Contract and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Contract and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Allstate Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Allstate Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Allstate Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Allstate Life, our service providers, and the underlying funds offered under the Contract may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Allstate Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:

•
consolidated financial statements of Allstate Life Insurance Company as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 and related consolidated financial statement schedules, and

•
the statements of net assets of each of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2017 and the statements of operations for the year or period then ended and statements of changes in net assets for each of the periods in the two-year period then ended.

The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

4

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.38

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.55000	$7.91766	428,660
2009	$7.91766	$9.38883	384,211
2010	$9.38883	$10.43500	321,153
2011	$10.43500	$10.90617	255,375
2012	$10.90617	$12.59861	199,053
2013	$12.59861	$16.70778	165,643
2014	$16.70778	$17.99173	114,333
2015	$17.99173	$17.98031	100,311
2016	$17.98031	$19.67820	93,133
2017	$19.67820	$22.99594	76,343
AB VPS Growth Portfolio - Class B
2008	$7.56400	$4.27797	109,514
2009	$4.27797	$5.60055	106,736
2010	$5.60055	$6.33479	83,271
2011	$6.33479	$6.30238	65,295
2012	$6.30238	$7.05280	57,292
2013	$7.05280	$9.29290	52,904
2014	$9.29290	$10.34339	49,219
2015	$10.34339	$11.09022	45,872
2016	$11.09022	$11.02083	43,533
2017	$11.02083	$14.56746	38,216
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.11400	$4.21836	197,671
2009	$4.21836	$5.69865	192,027
2010	$5.69865	$6.16701	160,194
2011	$6.16701	$5.87773	131,149
2012	$5.87773	$6.72487	112,982
2013	$6.72487	$9.07771	83,793
2014	$9.07771	$10.18225	68,721
2015	$10.18225	$11.12171	56,841
2016	$11.12171	$11.21677	50,076
2017	$11.21677	$14.55316	41,695
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.90246	93,043
2017	$9.90246	$9.79882	62,704
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.88300	$8.97100	7,714
2009	$8.97100	$12.61340	9,763
2010	$12.61340	$14.07588	14,325
2011	$14.07588	$14.50212	17,173
2012	$14.50212	$16.51200	22,476
2013	$16.51200	$17.54304	19,343
2014	$17.54304	$17.28117	8,899
2015	$17.28117	$15.47386	8,941
2016	$15.47386	$17.83142	6,753
2017	$17.83142	$18.21338	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.41200	$9.29597	149,300
2009	$9.29597	$12.41981	134,093
2010	$12.41981	$13.78827	114,864
2011	$13.78827	$13.91006	101,389
2012	$13.91006	$15.43929	93,247
2013	$15.43929	$17.33331	84,344
2014	$17.33331	$17.86699	55,470
2015	$17.86699	$16.36259	53,779
2016	$16.36259	$18.38386	51,590
2017	$18.38386	$19.86676	50,054
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.19800	$8.79779	51,799
2009	$8.79779	$10.92656	56,582
2010	$10.92656	$11.97136	48,546
2011	$11.97136	$11.67293	38,638
2012	$11.67293	$13.13923	30,633
2013	$13.13923	$16.60504	29,961
2014	$16.60504	$17.52634	26,943
2015	$17.52634	$16.41634	22,871
2016	$16.41634	$18.77335	15,431
2017	$18.77335	$20.04250	15,553
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$17.03400	$10.00662	63,614
2009	$10.00662	$13.51188	66,039
2010	$13.51188	$14.43273	64,099
2011	$14.43273	$12.70866	47,589
2012	$12.70866	$14.80459	39,171
2013	$14.80459	$17.93795	33,341
2014	$17.93795	$15.70688	24,386
2015	$15.70688	$14.47126	22,998
2016	$14.47126	$15.28236	22,707
2017	$15.28236	$17.57222	23,270
Invesco V.I. American Franchise Fund - Series I
2008	$5.99400	$3.01279	188,267
2009	$3.01279	$4.92986	173,875
2010	$4.92986	$5.82150	135,448
2011	$5.82150	$5.38184	129,651
2012	$5.38184	$6.03067	206,261
2013	$6.03067	$8.32710	152,691
2014	$8.32710	$8.89720	128,824
2015	$8.89720	$9.20542	113,123
2016	$9.20542	$9.27625	108,770
2017	$9.27625	$11.63953	91,604
Invesco V.I. American Franchise Fund - Series II
2008	$8.72300	$4.37328	76,417
2009	$4.37328	$7.13761	62,126
2010	$7.13761	$8.40884	54,938
2011	$8.40884	$7.75608	49,866
2012	$7.75608	$8.66567	40,920
2013	$8.66567	$11.93631	31,320
2014	$11.93631	$12.72166	29,960
2015	$12.72166	$13.13018	25,452
2016	$13.13018	$13.19874	21,398
2017	$13.19874	$16.52042	15,121

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.23100	$8.81079	250,388
2009	$8.81079	$12.08507	224,326
2010	$12.08507	$14.55605	185,936
2011	$14.55605	$14.47487	146,434
2012	$14.47487	$16.72994	113,668
2013	$16.72994	$22.13286	86,797
2014	$22.13286	$23.93410	65,867
2015	$23.93410	$21.42999	57,491
2016	$21.42999	$24.38771	48,459
2017	$24.38771	$26.42462	40,287
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.75100	$4.39194	186,111
2009	$4.39194	$5.23959	163,838
2010	$5.23959	$5.96232	141,128
2011	$5.96232	$5.41016	120,292
2012	$5.41016	$6.21625	0
Invesco V.I. Comstock Fund - Series II
2008	$13.54200	$8.56553	340,570
2009	$8.56553	$10.83719	272,735
2010	$10.83719	$12.35410	235,281
2011	$12.35410	$11.91634	190,707
2012	$11.91634	$13.96281	145,887
2013	$13.96281	$18.66277	121,452
2014	$18.66277	$20.06205	98,809
2015	$20.06205	$18.54277	79,002
2016	$18.54277	$21.37485	65,756
2017	$21.37485	$24.76344	52,645
Invesco V.I. Core Equity Fund - Series I
2008	$11.51300	$7.92434	156,131
2009	$7.92434	$10.01739	156,617
2010	$10.01739	$10.81346	123,004
2011	$10.81346	$10.64819	99,769
2012	$10.64819	$11.94782	90,457
2013	$11.94782	$15.21567	60,566
2014	$15.21567	$16.21342	45,930
2015	$16.21342	$15.05341	38,394
2016	$15.05341	$16.35529	33,147
2017	$16.35529	$18.23894	27,528
Invesco V.I. Diversified Dividend Fund - Series II
2008	$12.45900	$7.80036	489,231
2009	$7.80036	$9.52547	424,075
2010	$9.52547	$10.34325	318,207
2011	$10.34325	$10.18501	264,495
2012	$10.18501	$11.87839	232,341
2013	$11.87839	$15.30481	157,054
2014	$15.30481	$16.97030	124,390
2015	$16.97030	$17.02464	101,562
2016	$17.02464	$19.21389	86,468
2017	$19.21389	$20.51267	77,525

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.54774	40,092
2012	$13.54774	$15.00183	32,862
2013	$15.00183	$18.45997	29,024
2014	$18.45997	$19.78340	23,280
2015	$19.78340	$18.98880	22,247
2016	$18.98880	$21.48642	21,351
2017	$21.48642	$23.45391	19,619
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.73271	86,346
2012	$9.73271	$10.87547	69,324
2013	$10.87547	$13.10020	52,734
2014	$13.10020	$12.97022	46,050
2015	$12.97022	$12.56891	40,938
2016	$12.56891	$13.19024	32,839
2017	$13.19024	$15.93420	28,388
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.19800	$8.82208	158,628
2009	$8.82208	$10.09310	134,001
2010	$10.09310	$11.12684	109,521
2011	$11.12684	$12.00174	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.80852	30,253
2014	$8.80852	$8.81672	29,654
2015	$8.81672	$8.39439	25,105
2016	$8.39439	$9.16716	21,851
2017	$9.16716	$9.58564	17,617
Invesco V.I. High Yield Securities Fund - Series II
2008	$6.17200	$4.67070	102,245
2009	$4.67070	$6.63961	101,397
2010	$6.63961	$7.19332	70,728
2011	$7.19332	$7.20501	57,302
2012	$7.20501	$8.41256	31,683
2013	$8.41256	$8.67725	0
Invesco V.I. Income Builder Fund - Series II
2008	$14.17200	$10.27127	81,547
2009	$10.27127	$12.64022	68,302
2010	$12.64022	$13.96631	48,933
2011	$13.96631	$14.86270	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.58500	$9.56774	14,761
2009	$9.56774	$12.27535	22,391
2010	$12.27535	$13.80206	19,275
2011	$13.80206	$12.73229	9,385
2012	$12.73229	$13.91909	7,984
2013	$13.91909	$17.66649	6,222
2014	$17.66649	$18.17879	5,505
2015	$18.17879	$17.19015	6,626
2016	$17.19015	$19.21383	6,539
2017	$19.21383	$21.75682	6,519

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.60800	$7.65198	17,403
2009	$7.65198	$11.78990	17,123
2010	$11.78990	$14.78519	17,105
2011	$14.78519	$13.20472	15,807
2012	$13.20472	$14.52295	14,268
2013	$14.52295	$19.54750	13,736
2014	$19.54750	$20.74177	10,404
2015	$20.74177	$20.64995	6,358
2016	$20.64995	$20.46384	5,005
2017	$20.46384	$24.62879	4,512
Invesco V.I. S&P 500 Index Fund - Series II
2008	$9.70200	$5.99649	493,112
2009	$5.99649	$7.44826	409,705
2010	$7.44826	$8.40935	328,519
2011	$8.40935	$8.41317	281,720
2012	$8.41317	$9.57541	244,346
2013	$9.57541	$12.41201	201,086
2014	$12.41201	$13.81398	168,485
2015	$13.81398	$13.71676	154,246
2016	$13.71676	$15.02932	126,693
2017	$15.02932	$17.91955	113,162
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$23.28400	$9.95078	62,567
2009	$9.95078	$16.65260	64,183
2010	$16.65260	$19.52982	52,454
2011	$19.52982	$15.73761	42,531
2012	$15.73761	$18.59964	34,700
2013	$18.59964	$18.13848	32,452
2014	$18.13848	$17.06962	28,650
2015	$17.06962	$15.02047	24,592
2016	$15.02047	$15.79780	23,258
2017	$15.79780	$21.02489	18,099
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$17.06797	65,114
2015	$17.06797	$14.48203	63,604
2016	$14.48203	$16.40567	55,684
2017	$16.40567	$18.19315	49,784
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$13.04400	$7.11691	71,962
2009	$7.11691	$9.29346	60,718
2010	$9.29346	$9.67746	52,212
2011	$9.67746	$9.18477	38,287
2012	$9.18477	$10.30240	30,182
2013	$10.30240	$11.76982	25,629
2014	$11.76982	$11.84677	25,913
2015	$11.84677	$10.92620	24,452
2016	$10.92620	$11.36650	19,437
2017	$11.36650	$13.00417	13,173

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.67078	141,647
2014	$13.67078	$13.73880	109,284
2015	$13.73880	$12.65301	93,089
2016	$12.65301	$13.15257	85,147
2017	$13.15257	$15.02895	65,064
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$9.09100	$4.55132	172,404
2009	$4.55132	$7.42428	152,695
2010	$7.42428	$8.98771	134,613
2011	$8.98771	$8.60810	97,928
2012	$8.60810	$9.70070	79,600
2013	$9.70070	$14.15321	66,826
2014	$14.15321	$14.83230	56,073
2015	$14.83230	$16.40311	49,565
2016	$16.40311	$15.89834	46,552
2017	$15.89834	$22.42480	50,012
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.46600	$9.68545	52,155
2009	$9.68545	$15.04577	40,819
2010	$15.04577	$19.61569	36,849
2011	$19.61569	$17.95164	32,731
2012	$17.95164	$19.22441	27,273
2013	$19.22441	$26.04294	22,674
2014	$26.04294	$26.16524	19,600
2015	$26.16524	$24.26045	17,679
2016	$24.26045	$21.80582	16,845
2017	$21.80582	$29.81530	14,878
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$28.38300	$17.36714	38,551
2009	$17.36714	$21.96370	37,477
2010	$21.96370	$28.12558	29,911
2011	$28.12558	$29.35383	22,817
2012	$29.35383	$33.50162	19,875
2013	$33.50162	$33.68736	20,746
2014	$33.68736	$43.05829	16,654
2015	$43.05829	$43.34663	16,217
2016	$43.34663	$45.62175	14,515
2017	$45.62175	$46.35122	6,882
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$12.06400	$7.91087	235,771
2009	$7.91087	$9.26263	207,761
2010	$9.26263	$9.74218	167,784
2011	$9.74218	$11.11787	127,292
2012	$11.11787	$12.97407	106,658
2013	$12.97407	$15.02610	72,860
2014	$15.02610	$15.89763	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$10.71300	$5.38328	201,641
2009	$5.38328	$8.96728	150,893
2010	$8.96728	$11.10911	121,537
2011	$11.10911	$10.11484	100,090
2012	$10.11484	$11.12342	81,658
2013	$11.12342	$11.80736	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$12.53100	$7.05681	144,654
2009	$7.05681	$8.85905	123,940
2010	$8.85905	$9.33645	83,840
2011	$9.33645	$8.29311	68,953
2012	$8.29311	$9.65488	54,030
2013	$9.65488	$12.10098	43,744
2014	$12.10098	$10.80624	40,319
2015	$10.80624	$10.07314	37,218
2016	$10.07314	$9.65273	35,011
2017	$9.65273	$11.66608	32,210
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$9.88800	$5.45967	57,147
2009	$5.45967	$5.21735	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$14.52900	$13.01087	372,809
2009	$13.01087	$15.67794	276,811
2010	$15.67794	$16.83966	217,697
2011	$16.83966	$17.37483	170,994
2012	$17.37483	$19.48538	143,643
2013	$19.48538	$19.35496	122,781
2014	$19.35496	$20.48154	111,047
2015	$20.48154	$19.73179	102,359
2016	$19.73179	$20.74249	81,839
2017	$20.74249	$21.75879	69,959
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$11.49100	$9.59950	225,522
2009	$9.59950	$9.98421	195,899
2010	$9.98421	$10.05595	148,379
2011	$10.05595	$10.15147	117,278
2012	$10.15147	$10.30695	112,507
2013	$10.30695	$10.16501	85,488
2014	$10.16501	$10.09956	62,724
2015	$10.09956	$9.91971	57,275
2016	$9.91971	$10.24348	50,392
2017	$10.24348	$10.19064	44,294
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.95900	$11.03488	512,848
2009	$11.03488	$10.87425	424,674
2010	$10.87425	$10.71561	324,480
2011	$10.71561	$10.55966	296,974
2012	$10.55966	$10.40521	249,713
2013	$10.40521	$10.25337	233,291
2014	$10.25337	$10.10374	129,996
2015	$10.10374	$9.95630	116,890
2016	$9.95630	$9.90843	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$9.75900	$5.02433	580,065
2009	$5.02433	$8.45810	487,677
2010	$8.45810	$10.61980	378,997
2011	$10.61980	$9.73523	287,524
2012	$9.73523	$10.75190	230,206
2013	$10.75190	$15.93045	241,038
2014	$15.93045	$16.55088	196,228
2015	$16.55088	$17.66739	180,531
2016	$17.66739	$16.77381	159,597
2017	$16.77381	$24.62788	118,673
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$13.41000	$10.01490	342,609
2009	$10.01490	$11.78590	315,731
2010	$11.78590	$12.36747	259,600
2011	$12.36747	$11.19548	208,435
2012	$11.19548	$11.76702	158,603
2013	$11.76702	$12.53037	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18884	38,365
Putnam VT Growth and Income Fund - Class IB
2008	$11.70600	$7.07044	103,233
2009	$7.07044	$9.04344	97,977
2010	$9.04344	$10.19182	68,055
2011	$10.19182	$9.57627	57,878
2012	$9.57627	$11.24092	49,608
2013	$11.24092	$15.02742	37,501
2014	$15.02742	$16.39583	32,809
2015	$16.39583	$14.93884	26,479
2016	$14.93884	$16.93052	23,346
2017	$16.93052	$17.70405	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05602	50,203
2017	$10.05602	$12.97088	48,880
Putnam VT International Equity Fund - Class IB
2008	$12.31100	$6.79843	237,180
2009	$6.79843	$8.34865	209,442
2010	$8.34865	$9.05082	152,932
2011	$9.05082	$7.40783	133,514
2012	$7.40783	$8.89838	103,806
2013	$8.89838	$11.22886	88,237
2014	$11.22886	$10.31400	83,233
2015	$10.31400	$10.17671	63,813
2016	$10.17671	$9.78159	54,833
2017	$9.78159	$12.20023	42,847
Putnam VT Small Cap Value Fund - Class IB
2008	$14.03300	$8.38438	78,453
2009	$8.38438	$10.86614	69,788
2010	$10.86614	$13.48861	57,774
2011	$13.48861	$12.66263	51,849
2012	$12.66263	$14.65794	42,067
2013	$14.65794	$20.16311	30,421
2014	$20.16311	$20.54911	27,199
2015	$20.54911	$19.38890	25,169
2016	$19.38890	$24.35743	22,051
2017	$24.35743	$25.88982	21,566

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.43000	$3.98932	156,233
2009	$3.98932	$6.44233	154,129
2010	$6.44233	$7.66798	110,739
2011	$7.66798	$6.20694	107,749
2012	$6.20694	$6.98567	89,770
2013	$6.98567	$9.89276	72,757
2014	$9.89276	$10.69498	69,026
2015	$10.69498	$9.89365	64,560
2016	$9.89365	$9.94503	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.38% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS)
Mortality & Expense = 1.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.76600	$7.45830	3,075
2009	$7.45830	$8.84235	3,075
2010	$8.84235	$9.82566	3,075
2011	$9.82566	$10.26725	0
2012	$10.26725	$11.85815	0
2013	$11.85815	$15.72266	0
2014	$15.72266	$16.92752	0
2015	$16.92752	$16.91341	0
2016	$16.91341	$18.50687	0
2017	$18.50687	$21.62281	0
AB VPS Growth Portfolio - Class B
2008	$11.47700	$6.48980	0
2009	$6.48980	$8.49450	0
2010	$8.49450	$9.60622	0
2011	$9.60622	$9.55516	0
2012	$9.55516	$10.69073	0
2013	$10.69073	$14.08351	0
2014	$14.08351	$15.67240	0
2015	$15.67240	$16.80064	0
2016	$16.80064	$16.69220	0
2017	$16.69220	$22.05955	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$10.21100	$6.05325	3,790
2009	$6.05325	$8.17580	3,790
2010	$8.17580	$8.84599	3,790
2011	$8.84599	$8.42934	0
2012	$8.42934	$9.64231	0
2013	$9.64231	$13.01327	0
2014	$13.01327	$14.59375	0
2015	$14.59375	$15.93704	0
2016	$15.93704	$16.07005	0
2017	$16.07005	$20.84589	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.90113	0
2017	$9.90113	$9.79554	0
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.87300	$8.96171	0
2009	$8.96171	$12.59782	0
2010	$12.59782	$14.05569	0
2011	$14.05569	$14.47844	0
2012	$14.47844	$16.48173	0
2013	$16.48173	$17.50737	0
2014	$17.50737	$17.24260	0
2015	$17.24260	$15.43623	0
2016	$15.43623	$17.78451	0
2017	$17.78451	$18.16429	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.40200	$9.28677	0
2009	$9.28677	$12.40502	0
2010	$12.40502	$13.76909	0
2011	$13.76909	$13.88794	0
2012	$13.88794	$15.41165	0
2013	$15.41165	$17.29883	0
2014	$17.29883	$17.82788	0
2015	$17.82788	$16.32351	0
2016	$16.32351	$18.33628	0
2017	$18.33628	$19.81140	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.18700	$8.78921	0
2009	$8.78921	$10.91372	0
2010	$10.91372	$11.95492	0
2011	$11.95492	$11.65456	0
2012	$11.65456	$13.11593	0
2013	$13.11593	$16.57227	0
2014	$16.57227	$17.48826	0
2015	$17.48826	$16.37738	0
2016	$16.37738	$18.72507	0
2017	$18.72507	$19.98695	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$17.02100	$9.99670	0
2009	$9.99670	$13.49577	0
2010	$13.49577	$14.41265	0
2011	$14.41265	$12.68845	0
2012	$12.68845	$14.77807	0
2013	$14.77807	$17.90222	0
2014	$17.90222	$15.67246	0
2015	$15.67246	$14.43666	0
2016	$14.43666	$15.24278	0
2017	$15.24278	$17.52321	0
Invesco V.I. American Franchise Fund - Series I
2008	$9.59400	$4.82127	0
2009	$4.82127	$7.88751	0
2010	$7.88751	$9.31221	0
2011	$9.31221	$8.60719	0
2012	$8.60719	$9.64293	0
2013	$9.64293	$13.31221	0
2014	$13.31221	$14.22079	0
2015	$14.22079	$14.71045	0
2016	$14.71045	$14.82067	0
2017	$14.82067	$18.59278	0
Invesco V.I. American Franchise Fund - Series II
2008	$9.43700	$4.73036	0
2009	$4.73036	$7.71888	0
2010	$7.71888	$9.09181	0
2011	$9.09181	$8.38435	0
2012	$8.38435	$9.36574	0
2013	$9.36574	$12.89803	0
2014	$12.89803	$13.74392	0
2015	$13.74392	$14.18243	0
2016	$14.18243	$14.25363	0
2017	$14.25363	$17.83724	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.38000	$8.89538	1,576
2009	$8.89538	$12.19866	1,576
2010	$12.19866	$14.68992	1,576
2011	$14.68992	$14.60507	862
2012	$14.60507	$16.87704	0
2013	$16.87704	$22.32301	0
2014	$22.32301	$24.13490	0
2015	$24.13490	$21.60545	0
2016	$21.60545	$24.58248	0
2017	$24.58248	$26.63034	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.43300	$6.47657	0
2009	$6.47657	$7.72501	0
2010	$7.72501	$8.78882	0
2011	$8.78882	$7.97330	0
2012	$7.97330	$9.16069	0
Invesco V.I. Comstock Fund - Series II
2008	$13.52600	$8.55412	0
2009	$8.55412	$10.82059	0
2010	$10.82059	$12.33270	0
2011	$12.33270	$11.89334	0
2012	$11.89334	$13.93306	0
2013	$13.93306	$18.61929	0
2014	$18.61929	$20.01131	0
2015	$20.01131	$18.49217	0
2016	$18.49217	$21.31227	0
2017	$21.31227	$24.68601	0
Invesco V.I. Core Equity Fund - Series I
2008	$11.50900	$7.92011	3,425
2009	$7.92011	$10.01004	3,425
2010	$10.01004	$10.80337	3,425
2011	$10.80337	$10.63612	0
2012	$10.63612	$11.93188	0
2013	$11.93188	$15.19234	0
2014	$15.19234	$16.18531	0
2015	$16.18531	$15.02432	0
2016	$15.02432	$16.32043	0
2017	$16.32043	$18.19643	0
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.65600	$7.29591	1,011
2009	$7.29591	$8.90767	0
2010	$8.90767	$9.67047	0
2011	$9.67047	$9.52062	0
2012	$9.52062	$11.10132	0
2013	$11.10132	$14.30074	0
2014	$14.30074	$15.85379	0
2015	$15.85379	$15.90138	0
2016	$15.90138	$17.94261	0
2017	$17.94261	$19.15164	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.91907	0
2012	$12.91907	$14.30282	0
2013	$14.30282	$17.59631	0
2014	$17.59631	$18.85404	0
2015	$18.85404	$18.09315	0
2016	$18.09315	$20.46888	0
2017	$20.46888	$22.33874	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.29218	0
2012	$10.29218	$11.49834	0
2013	$11.49834	$13.84772	0
2014	$13.84772	$13.70758	0
2015	$13.70758	$13.28080	0
2016	$13.28080	$13.93453	0
2017	$13.93453	$16.82998	0
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$16.08500	$9.33479	0
2009	$9.33479	$10.67754	0
2010	$10.67754	$11.76880	0
2011	$11.76880	$12.69335	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$15.02224	0
2014	$15.02224	$15.03323	0
2015	$15.03323	$14.31026	0
2016	$14.31026	$15.62453	0
2017	$15.62453	$16.33453	0
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.53900	$7.97351	0
2009	$7.97351	$11.33241	0
2010	$11.33241	$12.27501	0
2011	$12.27501	$12.29250	0
2012	$12.29250	$14.34983	0
2013	$14.34983	$14.80040	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.52500	$9.80052	0
2009	$9.80052	$12.05848	0
2010	$12.05848	$13.32087	0
2011	$13.32087	$14.17491	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.57400	$9.55788	0
2009	$9.55788	$12.26024	0
2010	$12.26024	$13.78232	0
2011	$13.78232	$12.71154	0
2012	$12.71154	$13.89361	0
2013	$13.89361	$17.63063	0
2014	$17.63063	$18.13827	0
2015	$18.13827	$17.14839	0
2016	$17.14839	$19.16333	0
2017	$19.16333	$21.69530	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.59600	$7.64396	0
2009	$7.64396	$11.77520	0
2010	$11.77520	$14.76380	0
2011	$14.76380	$13.18298	0
2012	$13.18298	$14.49612	0
2013	$14.49612	$19.50749	0
2014	$19.50749	$20.69518	0
2015	$20.69518	$20.59944	0
2016	$20.59944	$20.40973	0
2017	$20.40973	$24.55876	0
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.87500	$7.33840	1,990
2009	$7.33840	$9.11324	0
2010	$9.11324	$10.28710	0
2011	$10.28710	$10.28974	0
2012	$10.28974	$11.70886	0
2013	$11.70886	$15.17444	0
2014	$15.17444	$16.88507	0
2015	$16.88507	$16.76290	0
2016	$16.76290	$18.36329	0
2017	$18.36329	$21.89030	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$38.65600	$16.51721	0
2009	$16.51721	$27.63598	0
2010	$27.63598	$32.40440	0
2011	$32.40440	$26.10705	0
2012	$26.10705	$30.84868	0
2013	$30.84868	$30.07781	0
2014	$30.07781	$28.29973	0
2015	$28.29973	$24.89745	0
2016	$24.89745	$26.18072	0
2017	$26.18072	$34.83631	0
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$19.17437	0
2015	$19.17437	$16.26604	0
2016	$16.26604	$18.42297	0
2017	$18.42297	$20.42616	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$16.48700	$8.99357	0
2009	$8.99357	$11.74172	0
2010	$11.74172	$12.22444	0
2011	$12.22444	$11.59976	0
2012	$11.59976	$13.00864	0
2013	$13.00864	$14.85854	0
2014	$14.85854	$14.95270	0
2015	$14.95270	$13.78802	0
2016	$13.78802	$14.34080	0
2017	$14.34080	$16.40372	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.86398	0
2014	$14.86398	$14.93495	0
2015	$14.93495	$13.75189	0
2016	$13.75189	$14.29197	0
2017	$14.29197	$16.32765	0
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.56500	$6.28963	0
2009	$6.28963	$10.25784	0
2010	$10.25784	$12.41548	0
2011	$12.41548	$11.88872	0
2012	$11.88872	$13.39502	0
2013	$13.39502	$19.53928	0
2014	$19.53928	$20.47271	0
2015	$20.47271	$22.63634	0
2016	$22.63634	$21.93538	0
2017	$21.93538	$30.93396	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.44500	$9.67254	1,498
2009	$9.67254	$15.02271	1,498
2010	$15.02271	$19.58172	1,498
2011	$19.58172	$17.91696	819
2012	$17.91696	$19.18342	0
2013	$19.18342	$25.98222	0
2014	$25.98222	$26.09903	0
2015	$26.09903	$24.19421	0
2016	$24.19421	$21.74195	0
2017	$21.74195	$29.72207	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$23.38900	$14.30891	0
2009	$14.30891	$18.09245	0
2010	$18.09245	$23.16363	0
2011	$23.16363	$24.17036	0
2012	$24.17036	$27.58018	0
2013	$27.58018	$27.72754	0
2014	$27.72754	$35.43352	0
2015	$35.43352	$35.66367	0
2016	$35.66367	$37.52805	0
2017	$37.52805	$38.12051	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.57200	$8.89783	1,019
2009	$8.89783	$10.41613	0
2010	$10.41613	$10.95323	0
2011	$10.95323	$12.49744	0
2012	$12.49744	$14.58104	0
2013	$14.58104	$16.88387	0
2014	$16.88387	$17.86204	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$14.46000	$7.26474	1,846
2009	$7.26474	$12.09895	1,846
2010	$12.09895	$14.98578	1,846
2011	$14.98578	$13.64182	1,009
2012	$13.64182	$14.99909	0
2013	$14.99909	$15.92032	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$16.11500	$9.07305	0
2009	$9.07305	$11.38795	0
2010	$11.38795	$11.99922	0
2011	$11.99922	$10.65619	0
2012	$10.65619	$12.40349	0
2013	$12.40349	$15.54287	0
2014	$15.54287	$13.87709	0
2015	$13.87709	$12.93307	0
2016	$12.93307	$12.39084	0
2017	$12.39084	$14.97231	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$14.00600	$7.73162	0
2009	$7.73162	$7.38799	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$13.08000	$11.71130	3,184
2009	$11.71130	$14.10916	1,187
2010	$14.10916	$15.15161	1,186
2011	$15.15161	$15.63001	0
2012	$15.63001	$17.52510	0
2013	$17.52510	$17.40432	0
2014	$17.40432	$18.41369	0
2015	$18.41369	$17.73608	0
2016	$17.73608	$18.64084	0
2017	$18.64084	$19.55027	0
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.92900	$9.12821	0
2009	$9.12821	$9.49212	0
2010	$9.49212	$9.55841	0
2011	$9.55841	$9.64729	0
2012	$9.64729	$9.79308	0
2013	$9.79308	$9.65628	0
2014	$9.65628	$9.59217	0
2015	$9.59217	$9.41946	0
2016	$9.41946	$9.72497	0
2017	$9.72497	$9.67287	0
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.51600	$10.58704	0
2009	$10.58704	$10.43085	0
2010	$10.43085	$10.27661	0
2011	$10.27661	$10.12503	0
2012	$10.12503	$9.97494	0
2013	$9.97494	$9.82741	0
2014	$9.82741	$9.68206	0
2015	$9.68206	$9.53886	0
2016	$9.53886	$9.49237	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$13.14400	$6.76535	5,446
2009	$6.76535	$11.38671	3,454
2010	$11.38671	$14.29403	3,454
2011	$14.29403	$13.10081	0
2012	$13.10081	$14.46604	0
2013	$14.46604	$21.42920	0
2014	$21.42920	$22.25932	0
2015	$22.25932	$23.75616	0
2016	$23.75616	$22.55011	0
2017	$22.55011	$33.10224	0
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.59800	$10.89991	4,021
2009	$10.89991	$12.82486	4,020
2010	$12.82486	$13.45501	4,018
2011	$13.45501	$12.17751	0
2012	$12.17751	$12.79663	0
2013	$12.79663	$13.62589	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18740	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.36100	$6.86071	3,039
2009	$6.86071	$8.77342	3,039
2010	$8.77342	$9.88554	3,039
2011	$9.88554	$9.28664	0
2012	$9.28664	$10.89876	0
2013	$10.89876	$14.56709	0
2014	$14.56709	$15.89039	0
2015	$15.89039	$14.47543	0
2016	$14.47543	$16.40206	0
2017	$16.40206	$17.15020	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05579	0
2017	$10.05579	$12.96801	0
Putnam VT International Equity Fund - Class IB
2008	$16.02600	$8.84859	5,151
2009	$8.84859	$10.86411	3,145
2010	$10.86411	$11.77551	3,145
2011	$11.77551	$9.63598	0
2012	$9.63598	$11.57253	0
2013	$11.57253	$14.60045	0
2014	$14.60045	$13.40821	0
2015	$13.40821	$13.22708	0
2016	$13.22708	$12.71098	0
2017	$12.71098	$15.85079	0
Putnam VT Small Cap Value Fund - Class IB
2008	$14.01700	$8.37319	1,452
2009	$8.37319	$10.84947	1,452
2010	$10.84947	$13.46522	1,452
2011	$13.46522	$12.63815	794
2012	$12.63815	$14.62668	0
2013	$14.62668	$20.11608	0
2014	$20.11608	$20.49707	0
2015	$20.49707	$19.33591	0
2016	$19.33591	$24.28603	0
2017	$24.28603	$25.80878	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.44800	$5.86072	3,680
2009	$5.86072	$9.46256	3,680
2010	$9.46256	$11.26053	3,680
2011	$11.26053	$9.11316	0
2012	$9.11316	$10.25445	0
2013	$10.25445	$14.51895	0
2014	$14.51895	$15.69317	0
2015	$15.69317	$14.51444	0
2016	$14.51444	$14.58724	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE DEATH BENEFIT COMBINATION OPTION
Mortality & Expense = 1.49

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.43800	$7.84333	849,268
2009	$7.84333	$9.29046	684,580
2010	$9.29046	$10.31433	604,055
2011	$10.31433	$10.76822	510,076
2012	$10.76822	$12.42554	472,424
2013	$12.42554	$16.46014	409,776
2014	$16.46014	$17.70558	241,418
2015	$17.70558	$17.67489	214,450
2016	$17.67489	$19.32274	196,004
2017	$19.32274	$22.55581	172,411
AB VPS Growth Portfolio - Class B
2008	$7.50100	$4.23781	174,538
2009	$4.23781	$5.54188	149,291
2010	$5.54188	$6.26154	121,426
2011	$6.26154	$6.22267	99,928
2012	$6.22267	$6.95592	92,535
2013	$6.95592	$9.15519	81,751
2014	$9.15519	$10.17890	78,996
2015	$10.17890	$10.90186	71,765
2016	$10.90186	$10.82176	65,320
2017	$10.82176	$14.28866	59,031
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.05500	$4.17874	528,359
2009	$4.17874	$5.63892	396,236
2010	$5.63892	$6.09568	362,655
2011	$6.09568	$5.80335	321,461
2012	$5.80335	$6.63247	304,778
2013	$6.63247	$8.94313	277,956
2014	$8.94313	$10.02026	115,998
2015	$10.02026	$10.93273	89,891
2016	$10.93273	$11.01408	76,527
2017	$11.01408	$14.27453	67,202
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89517	171,190
2017	$9.89517	$9.78086	205,883
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.83500	$8.92487	13,369
2009	$8.92487	$12.53477	38,728
2010	$12.53477	$13.97277	29,351
2011	$13.97277	$14.38010	33,730
2012	$14.38010	$16.35503	30,984
2013	$16.35503	$17.35716	28,358
2014	$17.35716	$17.07929	30,609
2015	$17.07929	$15.27624	26,918
2016	$15.27624	$17.58441	24,040
2017	$17.58441	$17.95464	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.35800	$9.24827	158,472
2009	$9.24827	$12.34249	141,805
2010	$12.34249	$13.68737	168,384
2011	$13.68737	$13.79313	154,586
2012	$13.79313	$15.29262	143,065
2013	$15.29262	$17.14979	136,450
2014	$17.14979	$17.65837	137,511
2015	$17.65837	$16.15374	119,814
2016	$16.15374	$18.12931	113,447
2017	$18.12931	$19.57022	103,184
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.14000	$8.75237	118,539
2009	$8.75237	$10.85819	133,842
2010	$10.85819	$11.88340	141,193
2011	$11.88340	$11.57443	122,536
2012	$11.57443	$13.01402	108,225
2013	$13.01402	$16.42874	86,814
2014	$16.42874	$17.32119	83,344
2015	$17.32119	$16.20632	70,931
2016	$16.20632	$18.51287	60,541
2017	$18.51287	$19.74273	59,594
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.96500	$9.95509	123,592
2009	$9.95509	$13.42751	133,020
2010	$13.42751	$14.32687	129,732
2011	$14.32687	$12.60158	261,769
2012	$12.60158	$14.66367	249,593
2013	$14.66367	$17.74768	228,900
2014	$17.74768	$15.52317	77,141
2015	$15.52317	$14.28627	72,161
2016	$14.28627	$15.07046	68,054
2017	$15.07046	$17.30957	55,071
Invesco V.I. American Franchise Fund - Series I
2008	$5.94500	$2.98448	243,847
2009	$2.98448	$4.87816	173,817
2010	$4.87816	$5.75413	152,483
2011	$5.75413	$5.31371	119,546
2012	$5.31371	$5.94776	567,406
2013	$5.94776	$8.20358	530,040
2014	$8.20358	$8.75560	209,645
2015	$8.75560	$9.04893	187,336
2016	$9.04893	$9.10856	162,193
2017	$9.10856	$11.41659	141,513
Invesco V.I. American Franchise Fund - Series II
2008	$8.65900	$4.33672	249,218
2009	$4.33672	$7.07019	211,588
2010	$7.07019	$8.32024	175,999
2011	$8.32024	$7.66594	125,789
2012	$7.66594	$8.55552	103,199
2013	$8.55552	$11.77165	70,800
2014	$11.77165	$12.53238	53,661
2015	$12.53238	$12.92060	48,841
2016	$12.92060	$12.97384	44,112
2017	$12.97384	$16.22113	40,207

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.10500	$8.72806	534,639
2009	$8.72806	$11.95843	462,224
2010	$11.95843	$14.38770	372,209
2011	$14.38770	$14.29176	310,770
2012	$14.29176	$16.50008	272,538
2013	$16.50008	$21.80479	223,362
2014	$21.80479	$23.55342	165,135
2015	$23.55342	$21.06592	140,689
2016	$21.06592	$23.94711	114,727
2017	$23.94711	$25.91877	100,618
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.68700	$4.35068	607,338
2009	$4.35068	$5.18467	561,075
2010	$5.18467	$5.89335	492,729
2011	$5.89335	$5.34170	479,936
2012	$5.34170	$6.13540	0
Invesco V.I. Comstock Fund - Series II
2008	$13.45700	$8.50290	838,853
2009	$8.50290	$10.74612	727,410
2010	$10.74612	$12.23681	621,179
2011	$12.23681	$11.79026	533,967
2012	$11.79026	$13.79984	468,023
2013	$13.79984	$18.42469	408,338
2014	$18.42469	$19.78433	210,280
2015	$19.78433	$18.26596	169,663
2016	$18.26596	$21.03268	157,338
2017	$21.03268	$24.34032	142,137
Invesco V.I. Core Equity Fund - Series I
2008	$11.49200	$7.90103	306,370
2009	$7.90103	$9.97694	293,523
2010	$9.97694	$10.75796	266,984
2011	$10.75796	$10.58191	228,403
2012	$10.58191	$11.86037	209,551
2013	$11.86037	$15.08770	191,495
2014	$15.08770	$16.05937	93,549
2015	$16.05937	$14.89398	82,693
2016	$14.89398	$16.16434	73,284
2017	$16.16434	$18.00624	60,029
Invesco V.I. Diversified Dividend Fund - Series II
2008	$12.35600	$7.72715	620,699
2009	$7.72715	$9.42569	569,758
2010	$9.42569	$10.22366	485,420
2011	$10.22366	$10.05619	397,167
2012	$10.05619	$11.71524	328,990
2013	$11.71524	$15.07801	273,977
2014	$15.07801	$16.70043	244,692
2015	$16.70043	$16.73548	210,711
2016	$16.73548	$18.86684	195,300
2017	$18.86684	$20.12010	170,087

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.37641	84,532
2012	$13.37641	$14.79579	73,607
2013	$14.79579	$18.18643	61,173
2014	$18.18643	$19.46882	54,757
2015	$19.46882	$18.66631	49,262
2016	$18.66631	$21.09836	43,643
2017	$21.09836	$23.00508	35,090
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.60959	159,596
2012	$9.60959	$10.72608	133,489
2013	$10.72608	$12.90606	117,848
2014	$12.90606	$12.76394	107,729
2015	$12.76394	$12.35542	95,515
2016	$12.35542	$12.95198	86,772
2017	$12.95198	$15.62923	80,820
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.07200	$8.73925	296,589
2009	$8.73925	$9.98734	248,589
2010	$9.98734	$10.99816	212,812
2011	$10.99816	$11.85869	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.67803	132,890
2014	$8.67803	$8.67655	129,443
2015	$8.67655	$8.25185	112,218
2016	$8.25185	$9.00163	110,116
2017	$9.00163	$9.40224	112,347
Invesco V.I. High Yield Securities Fund - Series II
2008	$6.12100	$4.62689	185,064
2009	$4.62689	$6.57011	155,133
2010	$6.57011	$7.11018	195,204
2011	$7.11018	$7.11392	156,059
2012	$7.11392	$8.29705	143,407
2013	$8.29705	$8.55512	0
Invesco V.I. Income Builder Fund - Series II
2008	$14.05400	$10.17488	222,392
2009	$10.17488	$12.50783	143,800
2010	$12.50783	$13.80483	109,263
2011	$13.80483	$14.68558	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.53000	$9.51844	15,857
2009	$9.51844	$12.19868	21,565
2010	$12.19868	$13.70079	21,625
2011	$13.70079	$12.62499	20,689
2012	$12.62499	$13.78656	12,572
2013	$13.78656	$17.47905	13,102
2014	$17.47905	$17.96614	13,272
2015	$17.96614	$16.97039	12,121
2016	$16.97039	$18.94739	10,111
2017	$18.94739	$21.43160	10,062

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.54900	$7.61254	29,720
2009	$7.61254	$11.71625	20,219
2010	$11.71625	$14.67669	20,817
2011	$14.67669	$13.09343	16,956
2012	$13.09343	$14.38468	15,504
2013	$14.38468	$19.34011	12,688
2014	$19.34011	$20.49914	13,202
2015	$20.49914	$20.38594	11,434
2016	$20.38594	$20.18007	14,523
2017	$20.18007	$24.26064	15,225
Invesco V.I. S&P 500 Index Fund - Series II
2008	$9.62100	$5.94020	927,538
2009	$5.94020	$7.37025	859,148
2010	$7.37025	$8.31212	789,865
2011	$8.31212	$8.30678	605,235
2012	$8.30678	$9.44391	578,552
2013	$9.44391	$12.22810	477,147
2014	$12.22810	$13.59435	310,188
2015	$13.59435	$13.48383	274,572
2016	$13.48383	$14.75791	256,648
2017	$14.75791	$17.57667	234,545
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$23.09100	$9.85738	126,959
2009	$9.85738	$16.47817	138,374
2010	$16.47817	$19.30403	139,088
2011	$19.30403	$15.53858	173,229
2012	$15.53858	$18.34418	159,319
2013	$18.34418	$17.86968	121,893
2014	$17.86968	$16.79816	71,137
2015	$16.79816	$14.76532	64,600
2016	$14.76532	$15.51244	60,409
2017	$15.51244	$20.62251	50,618
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$16.79661	205,161
2015	$16.79661	$14.23609	192,794
2016	$14.23609	$16.10939	180,519
2017	$16.10939	$17.84500	154,144
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$12.93600	$7.05010	137,663
2009	$7.05010	$9.19609	122,897
2010	$9.19609	$9.56555	112,893
2011	$9.56555	$9.06859	107,354
2012	$9.06859	$10.16087	94,224
2013	$10.16087	$11.59537	82,657
2014	$11.59537	$11.65836	69,995
2015	$11.65836	$10.74060	59,302
2016	$10.74060	$11.16117	49,215
2017	$11.16117	$12.75527	46,302

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.46821	311,419
2014	$13.46821	$13.52034	270,112
2015	$13.52034	$12.43812	244,436
2016	$12.43812	$12.91501	175,903
2017	$12.91501	$14.74133	148,598
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$9.01500	$4.50857	249,014
2009	$4.50857	$7.34648	209,036
2010	$7.34648	$8.88374	192,975
2011	$8.88374	$8.49918	162,482
2012	$8.49918	$9.56739	151,104
2013	$9.56739	$13.94338	119,314
2014	$13.94338	$14.59633	114,339
2015	$14.59633	$16.12441	99,918
2016	$16.12441	$15.61109	93,329
2017	$15.61109	$21.99551	86,594
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.35100	$9.61462	125,651
2009	$9.61462	$14.91933	107,554
2010	$14.91933	$19.42951	104,050
2011	$19.42951	$17.76172	96,439
2012	$17.76172	$19.00005	82,771
2013	$19.00005	$25.71073	60,376
2014	$25.71073	$25.80307	44,918
2015	$25.80307	$23.89832	40,811
2016	$23.89832	$21.45678	35,911
2017	$21.45678	$29.30595	26,725
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$28.14700	$17.20414	105,745
2009	$17.20414	$21.73361	99,050
2010	$21.73361	$27.80040	90,278
2011	$27.80040	$28.98262	66,256
2012	$28.98262	$33.04151	56,228
2013	$33.04151	$33.18816	43,627
2014	$33.18816	$42.37362	39,957
2015	$42.37362	$42.61049	36,550
2016	$42.61049	$44.79782	31,806
2017	$44.79782	$45.46424	27,938
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$11.96400	$7.83666	367,946
2009	$7.83666	$9.16562	350,936
2010	$9.16562	$9.62956	309,167
2011	$9.62956	$10.97729	263,954
2012	$10.97729	$12.79590	239,739
2013	$12.79590	$14.80347	218,944
2014	$14.80347	$15.65666	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$10.62400	$5.33274	220,696
2009	$5.33274	$8.87333	208,966
2010	$8.87333	$10.98064	208,089
2011	$10.98064	$9.98688	271,582
2012	$9.98688	$10.97061	243,016
2013	$10.97061	$11.64108	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$12.42700	$6.99056	242,076
2009	$6.99056	$8.76622	206,327
2010	$8.76622	$9.22848	180,404
2011	$9.22848	$8.18819	155,443
2012	$8.18819	$9.52223	135,963
2013	$9.52223	$11.92160	125,128
2014	$11.92160	$10.63433	114,648
2015	$10.63433	$9.90198	96,298
2016	$9.90198	$9.47831	93,422
2017	$9.47831	$11.44272	85,584
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$9.80600	$5.40839	74,498
2009	$5.40839	$5.16655	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$14.40800	$12.88880	804,286
2009	$12.88880	$15.51378	703,266
2010	$15.51378	$16.64503	638,828
2011	$16.64503	$17.15519	500,669
2012	$17.15519	$19.21786	459,845
2013	$19.21786	$19.06824	392,236
2014	$19.06824	$20.15596	313,616
2015	$20.15596	$19.39676	291,575
2016	$19.39676	$20.36796	266,249
2017	$20.36796	$21.34248	241,728
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$11.39600	$9.50942	679,532
2009	$9.50942	$9.87964	644,373
2010	$9.87964	$9.93968	619,411
2011	$9.93968	$10.02309	506,795
2012	$10.02309	$10.16540	459,815
2013	$10.16540	$10.01438	382,060
2014	$10.01438	$9.93895	338,629
2015	$9.93895	$9.75122	315,060
2016	$9.75122	$10.05846	294,549
2017	$10.05846	$9.99559	265,182
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.86800	$10.93128	727,014
2009	$10.93128	$10.76031	481,255
2010	$10.76031	$10.59166	435,996
2011	$10.59166	$10.42607	401,888
2012	$10.42607	$10.26225	319,001
2013	$10.26225	$10.10137	277,550
2014	$10.10137	$9.94302	224,834
2015	$9.94302	$9.78715	206,413
2016	$9.78715	$9.73658	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$9.67800	$4.97714	700,210
2009	$4.97714	$8.36946	620,532
2010	$8.36946	$10.49697	532,707
2011	$10.49697	$9.61208	457,858
2012	$9.61208	$10.60418	390,642
2013	$10.60418	$15.69435	557,500
2014	$15.69435	$16.28764	388,275
2015	$16.28764	$17.36728	351,860
2016	$17.36728	$16.47080	291,027
2017	$16.47080	$24.15652	252,679
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$13.29800	$9.92093	665,917
2009	$9.92093	$11.66247	602,400
2010	$11.66247	$12.22450	548,535
2011	$12.22450	$11.05390	445,766
2012	$11.05390	$11.60542	369,690
2013	$11.60542	$12.35396	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18099	107,380
Putnam VT Growth and Income Fund - Class IB
2008	$11.60900	$7.00409	298,142
2009	$7.00409	$8.94872	277,204
2010	$8.94872	$10.07399	227,908
2011	$10.07399	$9.45518	145,033
2012	$9.45518	$11.08654	119,123
2013	$11.08654	$14.80475	106,097
2014	$14.80475	$16.13514	97,541
2015	$16.13514	$14.68515	89,709
2016	$14.68515	$16.62475	71,691
2017	$16.62475	$17.37735	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05476	111,637
2017	$10.05476	$12.95503	100,711
Putnam VT International Equity Fund - Class IB
2008	$12.20900	$6.73458	352,540
2009	$6.73458	$8.26113	296,588
2010	$8.26113	$8.94611	285,794
2011	$8.94611	$7.31409	237,250
2012	$7.31409	$8.77609	201,586
2013	$8.77609	$11.06238	163,809
2014	$11.06238	$10.14990	163,789
2015	$10.14990	$10.00377	144,921
2016	$10.00377	$9.60482	122,453
2017	$9.60482	$11.96662	105,856
Putnam VT Small Cap Value Fund - Class IB
2008	$13.94600	$8.32306	355,678
2009	$8.32306	$10.77483	331,421
2010	$10.77483	$13.36057	318,465
2011	$13.36057	$12.52866	223,263
2012	$12.52866	$14.48689	213,263
2013	$14.48689	$19.90592	190,923
2014	$19.90592	$20.26468	71,100
2015	$20.26468	$19.09949	60,570
2016	$19.09949	$23.96758	52,672
2017	$23.96758	$25.44752	50,576

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.37700	$3.95183	287,897
2009	$3.95183	$6.37477	243,589
2010	$6.37477	$7.57921	219,638
2011	$7.57921	$6.12835	222,667
2012	$6.12835	$6.88962	206,632
2013	$6.88962	$9.74603	164,135
2014	$9.74603	$10.52477	153,419
2015	$10.52477	$9.72547	141,292
2016	$9.72547	$9.76649	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.49% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65)
Mortality & Expense = 1.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.68300	$7.40228	3,118
2009	$7.40228	$8.76716	3,153
2010	$8.76716	$9.73238	1,250
2011	$9.73238	$10.15964	293
2012	$10.15964	$11.72213	288
2013	$11.72213	$15.52679	0
2014	$15.52679	$16.69993	0
2015	$16.69993	$16.66933	0
2016	$16.66933	$18.22161	0
2017	$18.22161	$21.26832	0
AB VPS Growth Portfolio - Class B
2008	$11.40200	$6.44104	0
2009	$6.44104	$8.42226	0
2010	$8.42226	$9.51502	0
2011	$9.51502	$9.45499	0
2012	$9.45499	$10.56807	0
2013	$10.56807	$13.90799	0
2014	$13.90799	$15.46161	0
2015	$15.46161	$16.55812	0
2016	$16.55812	$16.43485	0
2017	$16.43485	$21.69781	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$10.14400	$6.00778	0
2009	$6.00778	$8.10628	0
2010	$8.10628	$8.76201	0
2011	$8.76201	$8.34100	0
2012	$8.34100	$9.53171	0
2013	$9.53171	$12.85114	0
2014	$12.85114	$14.39753	0
2015	$14.39753	$15.70705	0
2016	$15.70705	$15.82236	0
2017	$15.82236	$20.50415	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89451	0
2017	$9.89451	$9.77924	0
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.82900	$8.91975	0
2009	$8.91975	$12.52632	0
2010	$12.52632	$13.96195	0
2011	$13.96195	$14.36754	0
2012	$14.36754	$16.33910	0
2013	$16.33910	$17.33852	0
2014	$17.33852	$17.05923	0
2015	$17.05923	$15.25679	0
2016	$15.25679	$17.56026	0
2017	$17.56026	$17.92940	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.35200	$9.24332	0
2009	$9.24332	$12.33464	0
2010	$12.33464	$13.67731	0
2011	$13.67731	$13.78161	0
2012	$13.78161	$15.27833	0
2013	$15.27833	$17.13205	0
2014	$17.13205	$17.63835	0
2015	$17.63835	$16.13381	0
2016	$16.13381	$18.10514	0
2017	$18.10514	$19.54217	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.13400	$8.74804	0
2009	$8.74804	$10.85174	0
2010	$10.85174	$11.87515	0
2011	$11.87515	$11.56523	0
2012	$11.56523	$13.00238	0
2013	$13.00238	$16.41240	0
2014	$16.41240	$17.30224	0
2015	$17.30224	$16.18697	0
2016	$16.18697	$18.48892	0
2017	$18.48892	$19.71523	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.95800	$9.94991	0
2009	$9.94991	$13.41918	0
2010	$13.41918	$14.31654	0
2011	$14.31654	$12.59124	0
2012	$12.59124	$14.65016	0
2013	$14.65016	$17.72954	0
2014	$17.72954	$15.50576	0
2015	$15.50576	$14.26882	0
2016	$14.26882	$15.05055	0
2017	$15.05055	$17.28498	0
Invesco V.I. American Franchise Fund - Series I
2008	$9.53200	$4.78506	0
2009	$4.78506	$7.82045	0
2010	$7.82045	$9.22382	0
2011	$9.22382	$8.51699	0
2012	$8.51699	$9.53232	0
2013	$9.53232	$13.14636	0
2014	$13.14636	$14.02959	0
2015	$14.02959	$14.49817	0
2016	$14.49817	$14.59225	0
2017	$14.59225	$18.28800	0
Invesco V.I. American Franchise Fund - Series II
2008	$9.37500	$4.69482	281
2009	$4.69482	$7.65321	280
2010	$7.65321	$9.00545	279
2011	$9.00545	$8.29643	278
2012	$8.29643	$9.25826	276
2013	$9.25826	$12.73728	0
2014	$12.73728	$13.55904	0
2015	$13.55904	$13.97766	0
2016	$13.97766	$14.03385	0
2017	$14.03385	$17.54471	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.28000	$8.82856	761
2009	$8.82856	$12.09493	679
2010	$12.09493	$14.55048	171
2011	$14.55048	$14.45200	0
2012	$14.45200	$16.68343	0
2013	$16.68343	$22.04487	0
2014	$22.04487	$23.81036	0
2015	$23.81036	$21.29361	0
2016	$21.29361	$24.20352	0
2017	$24.20352	$26.19369	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.35800	$6.42793	0
2009	$6.42793	$7.65934	0
2010	$7.65934	$8.70541	0
2011	$8.70541	$7.88976	0
2012	$7.88976	$9.06176	0
Invesco V.I. Comstock Fund - Series II
2008	$13.45000	$8.49724	0
2009	$8.49724	$10.73789	0
2010	$10.73789	$12.22622	0
2011	$12.22622	$11.77889	0
2012	$11.77889	$13.78516	0
2013	$13.78516	$18.40324	0
2014	$18.40324	$19.75932	0
2015	$19.75932	$18.24105	0
2016	$18.24105	$21.00190	0
2017	$21.00190	$24.30228	0
Invesco V.I. Core Equity Fund - Series I
2008	$11.49000	$7.89891	279
2009	$7.89891	$9.97328	277
2010	$9.97328	$10.75293	276
2011	$10.75293	$10.57591	275
2012	$10.57591	$11.85245	274
2013	$11.85245	$15.07613	0
2014	$15.07613	$16.04546	0
2015	$16.04546	$14.87960	0
2016	$14.87960	$16.14711	0
2017	$16.14711	$17.98526	0
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.58000	$7.24110	10,668
2009	$7.24110	$8.83192	10,668
2010	$8.83192	$9.57866	9,899
2011	$9.57866	$9.42082	0
2012	$9.42082	$10.97394	0
2013	$10.97394	$14.12251	0
2014	$14.12251	$15.64056	0
2015	$15.64056	$15.67183	0
2016	$15.67183	$17.66596	0
2017	$17.66596	$18.83757	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.78368	0
2012	$12.78368	$14.13875	0
2013	$14.13875	$17.37708	0
2014	$17.37708	$18.60054	0
2015	$18.60054	$17.83204	0
2016	$17.83204	$20.15338	0
2017	$20.15338	$21.97250	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.18432	0
2012	$10.18432	$11.36644	0
2013	$11.36644	$13.67520	0
2014	$13.67520	$13.52326	0
2015	$13.52326	$13.08912	0
2016	$13.08912	$13.71974	0
2017	$13.71974	$16.55404	0
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.98000	$9.26470	0
2009	$9.26470	$10.58678	0
2010	$10.58678	$11.65710	0
2011	$11.65710	$12.56878	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.83503	0
2014	$14.83503	$14.83103	0
2015	$14.83103	$14.10367	0
2016	$14.10367	$15.38362	0
2017	$15.38362	$16.06665	0
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.47000	$7.91361	0
2009	$7.91361	$11.23604	0
2010	$11.23604	$12.15846	0
2011	$12.15846	$12.16364	0
2012	$12.16364	$14.18519	0
2013	$14.18519	$14.62592	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.43700	$9.72692	1,605
2009	$9.72692	$11.95597	1,610
2010	$11.95597	$13.19444	639
2011	$13.19444	$14.03579	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.52400	$9.51313	0
2009	$9.51313	$12.19066	0
2010	$12.19066	$13.69041	0
2011	$13.69041	$12.61416	0
2012	$12.61416	$13.77337	0
2013	$13.77337	$17.46058	0
2014	$17.46058	$17.94536	0
2015	$17.94536	$16.94905	0
2016	$16.94905	$18.92168	0
2017	$18.92168	$21.40039	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.54200	$7.60815	0
2009	$7.60815	$11.70832	0
2010	$11.70832	$14.66530	0
2011	$14.66530	$13.08194	0
2012	$13.08194	$14.37061	0
2013	$14.37061	$19.31928	0
2014	$19.31928	$20.47501	0
2015	$20.47501	$20.35991	0
2016	$20.35991	$20.15229	0
2017	$20.15229	$24.22484	0
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.79800	$7.28327	600
2009	$7.28327	$9.03573	563
2010	$9.03573	$10.18943	296
2011	$10.18943	$10.18187	4
2012	$10.18187	$11.57452	0
2013	$11.57452	$14.98536	0
2014	$14.98536	$16.65801	0
2015	$16.65801	$16.52095	0
2016	$16.52095	$18.08021	0
2017	$18.08021	$21.53137	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$38.40500	$16.39316	0
2009	$16.39316	$27.40100	0
2010	$27.40100	$32.09682	0
2011	$32.09682	$25.83342	0
2012	$25.83342	$30.49476	0
2013	$30.49476	$29.70299	0
2014	$29.70299	$27.91910	0
2015	$27.91910	$24.53800	0
2016	$24.53800	$25.77703	0
2017	$25.77703	$34.26502	0
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$18.91659	0
2015	$18.91659	$16.03130	0
2016	$16.03130	$18.13901	0
2017	$18.13901	$20.09128	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$16.38000	$8.92602	0
2009	$8.92602	$11.64186	0
2010	$11.64186	$12.10838	0
2011	$12.10838	$11.47815	0
2012	$11.47815	$12.85937	0
2013	$12.85937	$14.67337	0
2014	$14.67337	$14.75159	0
2015	$14.75159	$13.58897	0
2016	$13.58897	$14.11968	0
2017	$14.11968	$16.13471	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.67878	0
2014	$14.67878	$14.73412	0
2015	$14.73412	$13.55339	0
2016	$13.55339	$14.07164	0
2017	$14.07164	$16.05992	0
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.48400	$6.24239	0
2009	$6.24239	$10.17062	0
2010	$10.17062	$12.29762	0
2011	$12.29762	$11.76411	0
2012	$11.76411	$13.24136	0
2013	$13.24136	$19.29585	0
2014	$19.29585	$20.19744	0
2015	$20.19744	$22.30966	0
2016	$22.30966	$21.59728	0
2017	$21.59728	$30.42683	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.34100	$9.60823	0
2009	$9.60823	$14.90793	0
2010	$14.90793	$19.41271	0
2011	$19.41271	$17.74460	0
2012	$17.74460	$18.97983	0
2013	$18.97983	$25.68080	0
2014	$25.68080	$25.77045	0
2015	$25.77045	$23.86572	0
2016	$23.86572	$21.42537	0
2017	$21.42537	$29.26013	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$23.23700	$14.20144	440
2009	$14.20144	$17.93857	479
2010	$17.93857	$22.94370	220
2011	$22.94370	$23.91700	0
2012	$23.91700	$27.26375	0
2013	$27.26375	$27.38201	0
2014	$27.38201	$34.95702	0
2015	$34.95702	$35.14892	0
2016	$35.14892	$36.94955	0
2017	$36.94955	$37.49547	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.48400	$8.83104	289
2009	$8.83104	$10.32760	276
2010	$10.32760	$10.84928	295
2011	$10.84928	$12.36650	0
2012	$12.36650	$14.41382	0
2013	$14.41382	$16.67356	0
2014	$16.67356	$17.63398	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$14.36600	$7.21018	0
2009	$7.21018	$11.99607	0
2010	$11.99607	$14.84353	0
2011	$14.84353	$13.49884	0
2012	$13.49884	$14.82702	0
2013	$14.82702	$15.73268	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$16.01000	$9.00490	0
2009	$9.00490	$11.29111	0
2010	$11.29111	$11.88531	0
2011	$11.88531	$10.54449	0
2012	$10.54449	$12.26119	0
2013	$12.26119	$15.34919	0
2014	$15.34919	$13.69045	0
2015	$13.69045	$12.74636	0
2016	$12.74636	$12.19978	0
2017	$12.19978	$14.72676	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.91400	$7.67355	0
2009	$7.67355	$7.33020	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.99500	$11.62337	226
2009	$11.62337	$13.98924	206
2010	$13.98924	$15.00782	207
2011	$15.00782	$15.46625	0
2012	$15.46625	$17.32412	0
2013	$17.32412	$17.18752	0
2014	$17.18752	$18.16614	0
2015	$18.16614	$17.48014	0
2016	$17.48014	$18.35355	0
2017	$18.35355	$19.22978	0
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.85800	$9.05965	0
2009	$9.05965	$9.41141	0
2010	$9.41141	$9.46766	0
2011	$9.46766	$9.54616	0
2012	$9.54616	$9.68071	0
2013	$9.68071	$9.53593	0
2014	$9.53593	$9.46316	0
2015	$9.46316	$9.28348	0
2016	$9.28348	$9.57504	0
2017	$9.57504	$9.51425	0
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.44800	$10.50743	0
2009	$10.50743	$10.34205	0
2010	$10.34205	$10.17895	0
2011	$10.17895	$10.01881	0
2012	$10.01881	$9.86039	0
2013	$9.86039	$9.70485	0
2014	$9.70485	$9.55175	0
2015	$9.55175	$9.40107	0
2016	$9.40107	$9.35219	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$13.05800	$6.71452	0
2009	$6.71452	$11.28986	0
2010	$11.28986	$14.15832	0
2011	$14.15832	$12.96348	0
2012	$12.96348	$14.30004	0
2013	$14.30004	$21.16215	0
2014	$21.16215	$21.95994	0
2015	$21.95994	$23.41322	0
2016	$23.41322	$22.20243	0
2017	$22.20243	$32.55945	0
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.50200	$10.81804	226
2009	$10.81804	$12.71579	230
2010	$12.71579	$13.32727	241
2011	$13.32727	$12.04988	0
2012	$12.04988	$12.64982	0
2013	$12.64982	$13.46529	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.18028	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.28700	$6.80916	0
2009	$6.80916	$8.69881	0
2010	$8.69881	$9.79168	0
2011	$9.79168	$9.18929	0
2012	$9.18929	$10.77370	0
2013	$10.77370	$14.38557	0
2014	$14.38557	$15.67669	0
2015	$15.67669	$14.26647	0
2016	$14.26647	$16.14917	0
2017	$16.14917	$16.87964	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05464	0
2017	$10.05464	$12.95360	0
Putnam VT International Equity Fund - Class IB
2008	$15.92200	$8.78214	487
2009	$8.78214	$10.77173	509
2010	$10.77173	$11.66371	145
2011	$11.66371	$9.53495	0
2012	$9.53495	$11.43973	0
2013	$11.43973	$14.41849	0
2014	$14.41849	$13.22786	0
2015	$13.22786	$13.03612	0
2016	$13.03612	$12.51499	0
2017	$12.51499	$15.59083	0
Putnam VT Small Cap Value Fund - Class IB
2008	$13.93800	$8.31752	0
2009	$8.31752	$10.76656	0
2010	$10.76656	$13.34899	0
2011	$13.34899	$12.51655	0
2012	$12.51655	$14.47144	0
2013	$14.47144	$19.88271	0
2014	$19.88271	$20.23903	0
2015	$20.23903	$19.07342	0
2016	$19.07342	$23.93249	0
2017	$23.93249	$25.40773	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.38700	$5.81670	18,183
2009	$5.81670	$9.38207	18,183
2010	$9.38207	$11.15361	16,872
2011	$11.15361	$9.01761	0
2012	$9.01761	$10.13678	0
2013	$10.13678	$14.33801	0
2014	$14.33801	$15.48211	0
2015	$15.48211	$14.30491	0
2016	$14.30491	$14.36397	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE PERFORMANCE
DEATH BENEFIT OPTION
Mortality & Expense = 1.53

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.65800	$7.38554	4,300
2009	$7.38554	$8.74471	4,293
2010	$8.74471	$9.70455	3,725
2011	$9.70455	$10.12756	3,722
2012	$10.12756	$11.68160	1,958
2013	$11.68160	$15.46846	1,957
2014	$15.46846	$16.63221	453
2015	$16.63221	$16.59675	439
2016	$16.59675	$18.13684	438
2017	$18.13684	$21.16305	425
AB VPS Growth Portfolio - Class B
2008	$11.38000	$6.42648	2,224
2009	$6.42648	$8.40070	2,670
2010	$8.40070	$9.48782	2,670
2011	$9.48782	$9.42515	1,307
2012	$9.42515	$10.53155	801
2013	$10.53155	$13.85579	801
2014	$13.85579	$15.39896	800
2015	$15.39896	$16.48608	729
2016	$16.48608	$16.35844	729
2017	$16.35844	$21.59047	729
AB VPS Large Cap Growth Portfolio - Class B
2008	$10.12500	$5.99418	7,198
2009	$5.99418	$8.08550	5,932
2010	$8.08550	$8.73693	5,930
2011	$8.73693	$8.31463	5,928
2012	$8.31463	$9.49872	5,926
2013	$9.49872	$12.80282	5,924
2014	$12.80282	$14.33908	5,923
2015	$14.33908	$15.63859	5,922
2016	$15.63859	$15.74868	5,921
2017	$15.74868	$20.40256	5,920
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89252	59
2017	$9.89252	$9.77434	59
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.81700	$8.90773	0
2009	$8.90773	$12.50569	0
2010	$12.50569	$13.93478	0
2011	$13.93478	$14.33529	0
2012	$14.33529	$16.29752	0
2013	$16.29752	$17.28920	0
2014	$17.28920	$17.00559	0
2015	$17.00559	$15.20425	0
2016	$15.20425	$17.49455	0
2017	$17.49455	$17.86057	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.34000	$9.23193	1,218
2009	$9.23193	$12.31576	544
2010	$12.31576	$13.65228	544
2011	$13.65228	$13.75227	543
2012	$13.75227	$15.24122	408
2013	$15.24122	$17.08531	408
2014	$17.08531	$17.58494	2,054
2015	$17.58494	$16.08013	2,144
2016	$16.08013	$18.03950	2,138
2017	$18.03950	$19.46550	2,162
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.11900	$8.73573	829
2009	$8.73573	$10.83322	295
2010	$10.83322	$11.85133	295
2011	$11.85133	$11.53858	295
2012	$11.53858	$12.96852	713
2013	$12.96852	$16.36475	713
2014	$16.36475	$17.24682	1,148
2015	$17.24682	$16.13028	1,154
2016	$16.13028	$18.41865	1,146
2017	$18.41865	$19.63443	1,148
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.94000	$9.93652	2,340
2009	$9.93652	$13.39710	1,631
2010	$13.39710	$14.28871	1,634
2011	$14.28871	$12.56300	467
2012	$12.56300	$14.61291	407
2013	$14.61291	$17.67918	407
2014	$17.67918	$15.45706	845
2015	$15.45706	$14.21973	839
2016	$14.21973	$14.99427	861
2017	$14.99427	$17.21520	847
Invesco V.I. American Franchise Fund - Series I
2008	$9.51300	$4.77424	199
2009	$4.77424	$7.80043	0
2010	$7.80043	$9.19745	0
2011	$9.19745	$8.49010	0
2012	$8.49010	$9.49936	105
2013	$9.49936	$13.09699	105
2014	$13.09699	$13.97271	81
2015	$13.97271	$14.43505	60
2016	$14.43505	$14.52438	60
2017	$14.52438	$18.19749	59
Invesco V.I. American Franchise Fund - Series II
2008	$9.35700	$4.68421	1,494
2009	$4.68421	$7.63365	1,493
2010	$7.63365	$8.97974	1,042
2011	$8.97974	$8.27027	1,042
2012	$8.27027	$9.22628	133
2013	$9.22628	$12.68949	132
2014	$12.68949	$13.50412	103
2015	$13.50412	$13.91686	76
2016	$13.91686	$13.96862	75
2017	$13.96862	$17.45795	75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.25000	$8.80862	8,814
2009	$8.80862	$12.06399	8,773
2010	$12.06399	$14.50891	8,368
2011	$14.50891	$14.40640	4,748
2012	$14.40640	$16.62578	4,406
2013	$16.62578	$21.96212	2,649
2014	$21.96212	$23.71388	2,952
2015	$23.71388	$21.20096	2,857
2016	$21.20096	$24.09100	2,872
2017	$24.09100	$26.06411	2,874
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.33600	$6.41339	829
2009	$6.41339	$7.63972	666
2010	$7.63972	$8.68050	665
2011	$8.68050	$7.86483	664
2012	$7.86483	$9.03225	0
Invesco V.I. Comstock Fund - Series II
2008	$13.42700	$8.48026	3,112
2009	$8.48026	$10.71322	1,789
2010	$10.71322	$12.19448	1,785
2011	$12.19448	$11.74479	698
2012	$11.74479	$13.74112	695
2013	$13.74112	$18.33895	692
2014	$18.33895	$19.68440	656
2015	$19.68440	$18.16642	567
2016	$18.16642	$20.90972	565
2017	$20.90972	$24.18837	327
Invesco V.I. Core Equity Fund - Series I
2008	$11.48400	$7.89256	1,115
2009	$7.89256	$9.96227	984
2010	$9.96227	$10.73784	982
2011	$10.73784	$10.55790	980
2012	$10.55790	$11.82872	202
2013	$11.82872	$15.04142	201
2014	$15.04142	$16.00372	200
2015	$16.00372	$14.83644	199
2016	$14.83644	$16.09546	198
2017	$16.09546	$17.92236	197
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.55700	$7.22473	10,079
2009	$7.22473	$8.80931	8,868
2010	$8.80931	$9.55127	8,865
2011	$9.55127	$9.39108	7,332
2012	$9.39108	$10.93601	7,331
2013	$10.93601	$14.06948	7,329
2014	$14.06948	$15.57715	7,328
2015	$15.57715	$15.60362	7,327
2016	$15.60362	$17.58381	7,326
2017	$17.58381	$18.74436	7,325

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.74333	0
2012	$12.74333	$14.08988	0
2013	$14.08988	$17.31183	0
2014	$17.31183	$18.52514	0
2015	$18.52514	$17.75442	0
2016	$17.75442	$20.05967	0
2017	$20.05967	$21.86379	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.15216	1,322
2012	$10.15216	$11.32714	1,322
2013	$11.32714	$13.62383	1,322
2014	$13.62383	$13.46842	1,322
2015	$13.46842	$13.03213	1,322
2016	$13.03213	$13.65592	1,322
2017	$13.65592	$16.47211	1,322
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.94900	$9.24375	1,322
2009	$9.24375	$10.55968	1,322
2010	$10.55968	$11.62379	1,322
2011	$11.62379	$12.53163	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.77939	0
2014	$14.77939	$14.77097	0
2015	$14.77097	$14.04234	0
2016	$14.04234	$15.31214	0
2017	$15.31214	$15.98721	0
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.45000	$7.89575	0
2009	$7.89575	$11.20735	0
2010	$11.20735	$12.12377	0
2011	$12.12377	$12.12530	0
2012	$12.12530	$14.13621	0
2013	$14.13621	$14.57405	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.41100	$9.70495	3,821
2009	$9.70495	$11.92538	1,655
2010	$11.92538	$13.15673	1,412
2011	$13.15673	$13.99431	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.50900	$9.49972	326
2009	$9.49972	$12.16981	0
2010	$12.16981	$13.66290	0
2011	$13.66290	$12.58505	0
2012	$12.58505	$13.73744	0
2013	$13.73744	$17.40982	0
2014	$17.40982	$17.88781	0
2015	$17.88781	$16.88963	0
2016	$16.88963	$18.84971	0
2017	$18.84971	$21.31261	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.52600	$7.59745	0
2009	$7.59745	$11.68836	0
2010	$11.68836	$14.63591	0
2011	$14.63591	$13.05183	0
2012	$13.05183	$14.33322	0
2013	$14.33322	$19.26324	0
2014	$19.26324	$20.40949	0
2015	$20.40949	$20.28867	0
2016	$20.28867	$20.07576	0
2017	$20.07576	$24.12562	0
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.77500	$7.26681	7,450
2009	$7.26681	$9.01260	7,036
2010	$9.01260	$10.16029	7,036
2011	$10.16029	$10.14970	1,907
2012	$10.14970	$11.53448	1,907
2013	$11.53448	$14.92904	0
2014	$14.92904	$16.59042	0
2015	$16.59042	$16.44897	0
2016	$16.44897	$17.99605	0
2017	$17.99605	$21.42476	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$38.32900	$16.35612	1,380
2009	$16.35612	$27.33090	1,319
2010	$27.33090	$32.00512	1,317
2011	$32.00512	$25.75190	1,321
2012	$25.75190	$30.38939	1,292
2013	$30.38939	$29.59148	1,683
2014	$29.59148	$27.80595	1,683
2015	$27.80595	$24.43120	1,683
2016	$24.43120	$25.65717	1,683
2017	$25.65717	$34.09550	1,683
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$18.83994	0
2015	$18.83994	$15.96155	0
2016	$15.96155	$18.05468	0
2017	$18.05468	$19.99191	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$16.34800	$8.90585	621
2009	$8.90585	$11.61207	621
2010	$11.61207	$12.07376	621
2011	$12.07376	$11.44192	621
2012	$11.44192	$12.81493	621
2013	$12.81493	$14.61828	621
2014	$14.61828	$14.69180	621
2015	$14.69180	$13.52983	621
2016	$13.52983	$14.05402	621
2017	$14.05402	$16.05488	621

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.62366	843
2014	$14.62366	$14.67440	0
2015	$14.67440	$13.49440	0
2016	$13.49440	$14.00620	0
2017	$14.00620	$15.98045	0
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.45900	$6.22827	838
2009	$6.22827	$10.14457	838
2010	$10.14457	$12.26244	838
2011	$12.26244	$11.72695	838
2012	$11.72695	$13.19556	0
2013	$13.19556	$19.22333	0
2014	$19.22333	$20.11550	0
2015	$20.11550	$22.21249	0
2016	$22.21249	$21.49677	0
2017	$21.49677	$30.27620	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.31000	$9.58902	2,569
2009	$9.58902	$14.87367	2,043
2010	$14.87367	$19.36229	2,040
2011	$19.36229	$17.69321	2,037
2012	$17.69321	$18.91917	1,726
2013	$18.91917	$25.59105	1,726
2014	$25.59105	$25.67268	1,726
2015	$25.67268	$23.76804	1,726
2016	$23.76804	$21.33129	1,726
2017	$21.33129	$29.12294	1,726
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$23.19100	$14.16934	217
2009	$14.16934	$17.89267	217
2010	$17.89267	$22.87814	217
2011	$22.87814	$23.84152	217
2012	$23.84152	$27.16954	217
2013	$27.16954	$27.27921	217
2014	$27.27921	$34.81534	456
2015	$34.81534	$34.99595	425
2016	$34.99595	$36.77775	421
2017	$36.77775	$37.30998	451
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.45700	$8.81110	0
2009	$8.81110	$10.30120	0
2010	$10.30120	$10.81830	0
2011	$10.81830	$12.32749	0
2012	$12.32749	$14.36404	0
2013	$14.36404	$16.61099	0
2014	$16.61099	$17.56614	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$14.33800	$7.19389	775
2009	$7.19389	$11.96538	119
2010	$11.96538	$14.80111	119
2011	$14.80111	$13.45624	109
2012	$13.45624	$14.77578	0
2013	$14.77578	$15.67681	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.97800	$8.98455	2,291
2009	$8.98455	$11.26221	1,595
2010	$11.26221	$11.85135	1,595
2011	$11.85135	$10.51120	0
2012	$10.51120	$12.21880	0
2013	$12.21880	$15.29155	0
2014	$15.29155	$13.63494	0
2015	$13.63494	$12.69087	0
2016	$12.69087	$12.14304	0
2017	$12.14304	$14.65386	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.88700	$7.65619	0
2009	$7.65619	$7.31293	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.96900	$11.59711	1,234
2009	$11.59711	$13.95344	774
2010	$13.95344	$14.96493	774
2011	$14.96493	$15.41743	774
2012	$15.41743	$17.26423	0
2013	$17.26423	$17.12298	0
2014	$17.12298	$18.09250	0
2015	$18.09250	$17.40407	0
2016	$17.40407	$18.26820	0
2017	$18.26820	$19.13463	0
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.83700	$9.03921	1,281
2009	$9.03921	$9.38737	472
2010	$9.38737	$9.44065	471
2011	$9.44065	$9.51607	470
2012	$9.51607	$9.64730	229
2013	$9.64730	$9.50017	228
2014	$9.50017	$9.42484	178
2015	$9.42484	$9.24313	131
2016	$9.24313	$9.53055	130
2017	$9.53055	$9.46721	130
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.42700	$10.48373	1,172
2009	$10.48373	$10.31565	786
2010	$10.31565	$10.14990	551
2011	$10.14990	$9.98724	549
2012	$9.98724	$9.82637	112
2013	$9.82637	$9.66845	112
2014	$9.66845	$9.51308	87
2015	$9.51308	$9.36020	64
2016	$9.36020	$9.31061	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$13.03200	$6.69935	5,877
2009	$6.69935	$11.26099	5,156
2010	$11.26099	$14.11789	5,154
2011	$14.11789	$12.92258	5,143
2012	$12.92258	$14.25065	5,029
2013	$14.25065	$21.08274	5,029
2014	$21.08274	$21.87099	4,485
2015	$21.87099	$23.31139	4,455
2016	$23.31139	$22.09925	4,448
2017	$22.09925	$32.39846	4,421
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.47400	$10.79360	1,499
2009	$10.79360	$12.68327	843
2010	$12.68327	$13.28919	843
2011	$13.28919	$12.01184	843
2012	$12.01184	$12.60610	843
2013	$12.60610	$13.41748	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17814	154
Putnam VT Growth and Income Fund - Class IB
2008	$11.26500	$6.79380	196
2009	$6.79380	$8.67658	163
2010	$8.67658	$9.76373	162
2011	$9.76373	$9.16031	162
2012	$9.16031	$10.73649	161
2013	$10.73649	$14.33159	161
2014	$14.33159	$15.61319	125
2015	$15.61319	$14.20441	92
2016	$14.20441	$16.07411	92
2017	$16.07411	$16.79934	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05429	0
2017	$10.05429	$12.94929	0
Putnam VT International Equity Fund - Class IB
2008	$15.89100	$8.76226	946
2009	$8.76226	$10.74413	944
2010	$10.74413	$11.63035	601
2011	$11.63035	$9.50483	601
2012	$9.50483	$11.40016	0
2013	$11.40016	$14.36432	0
2014	$14.36432	$13.17420	0
2015	$13.17420	$12.97934	0
2016	$12.97934	$12.45676	0
2017	$12.45676	$15.51366	0
Putnam VT Small Cap Value Fund - Class IB
2008	$13.91500	$8.30088	2,740
2009	$8.30088	$10.74181	2,739
2010	$10.74181	$13.31430	2,738
2011	$13.31430	$12.48029	1,670
2012	$12.48029	$14.42517	1,484
2013	$14.42517	$19.81321	858
2014	$19.81321	$20.16223	252
2015	$20.16223	$18.99533	185
2016	$18.99533	$23.82737	183
2017	$23.82737	$25.28856	170

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.36800	$5.80353	0
2009	$5.80353	$9.35804	152
2010	$9.35804	$11.12171	155
2011	$11.12171	$8.98911	176
2012	$8.98911	$10.10170	0
2013	$10.10170	$14.28411	0
2014	$14.28411	$15.41927	0
2015	$15.41927	$14.24258	0
2016	$14.24258	$14.29760	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.53% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE INCOME BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.37700	$7.80310	273,022
2009	$7.80310	$9.23726	232,002
2010	$9.23726	$10.24911	204,482
2011	$10.24911	$10.69373	167,488
2012	$10.69373	$12.33217	142,066
2013	$12.33217	$16.32668	108,698
2014	$16.32668	$17.55150	90,290
2015	$17.55150	$17.51057	81,762
2016	$17.51057	$19.13165	72,864
2017	$19.13165	$22.31940	61,341
AB VPS Growth Portfolio - Class B
2008	$7.46700	$4.21602	116,269
2009	$4.21602	$5.51008	114,740
2010	$5.51008	$6.22189	117,675
2011	$6.22189	$6.17957	97,950
2012	$6.17957	$6.90359	91,286
2013	$6.90359	$9.08086	78,767
2014	$9.08086	$10.09022	64,651
2015	$10.09022	$10.80041	61,470
2016	$10.80041	$10.71465	56,894
2017	$10.71465	$14.13879	52,061
AB VPS Large Cap Growth Portfolio - Class B
2008	$7.02300	$4.15729	136,510
2009	$4.15729	$5.60663	131,859
2010	$5.60663	$6.05714	114,281
2011	$6.05714	$5.76321	104,594
2012	$5.76321	$6.58263	94,428
2013	$6.58263	$8.87063	63,123
2014	$8.87063	$9.93308	49,891
2015	$9.93308	$10.83113	41,855
2016	$10.83113	$10.90521	37,238
2017	$10.90521	$14.12499	20,973
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.89119	48,621
2017	$9.89119	$9.77108	38,315
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.80800	$8.89938	11,928
2009	$8.89938	$12.49148	25,170
2010	$12.49148	$13.91616	29,715
2011	$13.91616	$14.31329	20,188
2012	$14.31329	$16.26927	16,697
2013	$16.26927	$17.25578	15,361
2014	$17.25578	$16.96935	12,055
2015	$16.96935	$15.16882	4,780
2016	$15.16882	$17.45031	4,740
2017	$17.45031	$17.81424	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.32900	$9.22240	117,050
2009	$9.22240	$12.30058	132,809
2010	$12.30058	$13.63273	99,628
2011	$13.63273	$13.72984	82,878
2012	$13.72984	$15.21331	71,121
2013	$15.21331	$17.05063	61,259
2014	$17.05063	$17.54574	36,842
2015	$17.54574	$16.04109	28,380
2016	$16.04109	$17.99212	28,473
2017	$17.99212	$19.41051	19,791
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.10900	$8.72804	80,914
2009	$8.72804	$10.82152	86,092
2010	$10.82152	$11.83617	79,500
2011	$11.83617	$11.52153	67,779
2012	$11.52153	$12.94674	53,038
2013	$12.94674	$16.33401	38,436
2014	$16.33401	$17.21100	17,899
2015	$17.21100	$16.09357	14,610
2016	$16.09357	$18.37308	14,449
2017	$18.37308	$19.58195	10,095
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.92700	$9.92703	82,851
2009	$9.92703	$13.38165	90,947
2010	$13.38165	$14.26937	80,136
2011	$14.26937	$12.54349	68,531
2012	$12.54349	$14.58729	57,280
2013	$14.58729	$17.64465	52,803
2014	$17.64465	$15.42379	35,889
2015	$15.42379	$14.18629	31,934
2016	$14.18629	$14.95604	30,350
2017	$14.95604	$17.16789	24,419
Invesco V.I. American Franchise Fund - Series I
2008	$5.91800	$2.96915	123,611
2009	$2.96915	$4.85020	120,068
2010	$4.85020	$5.71772	117,663
2011	$5.71772	$5.27693	104,536
2012	$5.27693	$5.90305	192,256
2013	$5.90305	$8.13703	166,717
2014	$8.13703	$8.67937	142,221
2015	$8.67937	$8.96478	95,462
2016	$8.96478	$9.01846	92,337
2017	$9.01846	$11.29691	75,704
Invesco V.I. American Franchise Fund - Series II
2008	$8.62500	$4.31692	227,634
2009	$4.31692	$7.03369	187,725
2010	$7.03369	$8.27234	177,060
2011	$8.27234	$7.61724	142,346
2012	$7.61724	$8.49606	111,289
2013	$8.49606	$11.68283	85,773
2014	$11.68283	$12.43035	63,419
2015	$12.43035	$12.80772	46,434
2016	$12.80772	$12.85279	44,036
2017	$12.85279	$16.06018	35,405

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.03600	$8.68330	288,797
2009	$8.68330	$11.88998	249,899
2010	$11.88998	$14.29677	201,705
2011	$14.29677	$14.19294	145,696
2012	$14.19294	$16.37615	119,104
2013	$16.37615	$21.62807	94,481
2014	$21.62807	$23.34851	66,140
2015	$23.34851	$20.87013	56,001
2016	$20.87013	$23.71035	50,069
2017	$23.71035	$25.64717	42,897
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.65200	$4.32833	228,244
2009	$4.32833	$5.15495	215,170
2010	$5.15495	$5.85605	180,917
2011	$5.85605	$5.30472	141,266
2012	$5.30472	$6.09174	0
Invesco V.I. Comstock Fund - Series II
2008	$13.41200	$8.46894	470,835
2009	$8.46894	$10.69679	421,550
2010	$10.69679	$12.17336	367,344
2011	$12.17336	$11.72211	278,456
2012	$11.72211	$13.71183	235,063
2013	$13.71183	$18.29623	191,354
2014	$18.29623	$19.63462	157,147
2015	$19.63462	$18.11687	139,550
2016	$18.11687	$20.84853	121,844
2017	$20.84853	$24.11280	84,227
Invesco V.I. Core Equity Fund - Series I
2008	$11.48000	$7.88834	95,547
2009	$7.88834	$9.95495	85,334
2010	$9.95495	$10.72782	76,285
2011	$10.72782	$10.54594	58,718
2012	$10.54594	$11.81295	51,782
2013	$11.81295	$15.01838	40,047
2014	$15.01838	$15.97601	32,515
2015	$15.97601	$14.80778	28,806
2016	$14.80778	$16.06117	27,575
2017	$16.06117	$17.88062	25,586
Invesco V.I. Diversified Dividend Fund - Series II
2008	$12.30000	$7.68752	199,318
2009	$7.68752	$9.37172	176,333
2010	$9.37172	$10.15902	160,374
2011	$10.15902	$9.98664	124,511
2012	$9.98664	$11.62721	99,236
2013	$11.62721	$14.95575	85,384
2014	$14.95575	$16.55509	71,861
2015	$16.55509	$16.57989	56,034
2016	$16.57989	$18.68027	46,071
2017	$18.68027	$19.90921	34,806

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.28390	45,944
2012	$13.28390	$14.68463	38,000
2013	$14.68463	$18.03898	29,072
2014	$18.03898	$19.29940	17,617
2015	$19.29940	$18.49278	14,111
2016	$18.49278	$20.88972	11,894
2017	$20.88972	$22.76397	7,816
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.54313	96,616
2012	$9.54313	$10.64550	75,170
2013	$10.64550	$12.80142	67,798
2014	$12.80142	$12.65286	47,064
2015	$12.65286	$12.24055	31,087
2016	$12.24055	$12.82389	28,865
2017	$12.82389	$15.46542	23,003
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.00400	$8.69442	163,772
2009	$8.69442	$9.93016	148,577
2010	$9.93016	$10.92865	136,782
2011	$10.92865	$11.78143	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.60774	16,712
2014	$8.60774	$8.60112	14,485
2015	$8.60112	$8.17520	12,774
2016	$8.17520	$8.91269	12,402
2017	$8.91269	$9.30376	11,831
Invesco V.I. High Yield Securities Fund - Series II
2008	$6.09300	$4.60318	83,936
2009	$4.60318	$6.53253	67,095
2010	$6.53253	$7.06528	64,408
2011	$7.06528	$7.06478	34,051
2012	$7.06478	$8.23480	27,947
2013	$8.23480	$8.48931	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.99100	$10.12268	71,532
2009	$10.12268	$12.43621	61,919
2010	$12.43621	$13.71756	60,826
2011	$13.71756	$14.58989	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.50000	$9.49167	10,297
2009	$9.49167	$12.15707	13,868
2010	$12.15707	$13.64588	14,177
2011	$13.64588	$12.56686	9,131
2012	$12.56686	$13.71484	6,997
2013	$13.71484	$17.37771	8,405
2014	$17.37771	$17.85126	5,606
2015	$17.85126	$16.85175	5,289
2016	$16.85175	$18.80368	5,240
2017	$18.80368	$21.25634	3,838

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.51700	$7.59147	18,618
2009	$7.59147	$11.67681	16,473
2010	$11.67681	$14.61853	15,429
2011	$14.61853	$13.03373	12,360
2012	$13.03373	$14.31048	6,877
2013	$14.31048	$19.22883	3,291
2014	$19.22883	$20.36897	2,699
2015	$20.36897	$20.24434	2,626
2016	$20.24434	$20.02790	2,634
2017	$20.02790	$24.06332	2,199
Invesco V.I. S&P 500 Index Fund - Series II
2008	$9.57800	$5.90974	398,371
2009	$5.90974	$7.32804	362,741
2010	$7.32804	$8.25956	311,330
2011	$8.25956	$8.24932	224,517
2012	$8.24932	$9.37295	190,029
2013	$9.37295	$12.12894	156,293
2014	$12.12894	$13.47601	118,306
2015	$13.47601	$13.35844	104,868
2016	$13.35844	$14.61194	82,238
2017	$14.61194	$17.39241	66,693
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$22.98600	$9.80677	108,031
2009	$9.80677	$16.38374	118,344
2010	$16.38374	$19.18191	118,905
2011	$19.18191	$15.43102	77,373
2012	$15.43102	$18.20626	59,419
2013	$18.20626	$17.72470	54,815
2014	$17.72470	$16.65187	42,197
2015	$16.65187	$14.62795	36,836
2016	$14.62795	$15.35892	33,914
2017	$15.35892	$20.40622	30,488
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$16.65052	23,312
2015	$16.65052	$14.10381	21,979
2016	$14.10381	$15.95015	19,310
2017	$15.95015	$17.65806	18,034
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$12.87700	$7.01392	73,579
2009	$7.01392	$9.14340	77,237
2010	$9.14340	$9.50505	63,506
2011	$9.50505	$9.00584	56,184
2012	$9.00584	$10.08449	47,794
2013	$10.08449	$11.50131	33,852
2014	$11.50131	$11.55683	33,400
2015	$11.55683	$10.64068	25,365
2016	$10.64068	$11.05074	24,972
2017	$11.05074	$12.62151	21,315

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.35901	92,017
2014	$13.35901	$13.40268	71,949
2015	$13.40268	$12.32248	57,393
2016	$12.32248	$12.78729	50,221
2017	$12.78729	$14.58683	39,551
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$8.97500	$4.48543	135,377
2009	$4.48543	$7.30438	108,207
2010	$7.30438	$8.82755	96,175
2011	$8.82755	$8.44038	71,382
2012	$8.44038	$9.49550	34,453
2013	$9.49550	$13.83031	29,145
2014	$13.83031	$14.46930	21,777
2015	$14.46930	$15.97450	18,875
2016	$15.97450	$15.45670	16,780
2017	$15.45670	$21.76498	14,853
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.28900	$9.57622	90,481
2009	$9.57622	$14.85084	90,009
2010	$14.85084	$19.32873	84,236
2011	$19.32873	$17.65902	59,309
2012	$17.65902	$18.87884	45,692
2013	$18.87884	$25.53141	38,052
2014	$25.53141	$25.60773	27,100
2015	$25.60773	$23.70317	22,540
2016	$23.70317	$21.26884	21,177
2017	$21.26884	$29.03190	18,942
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$28.02000	$17.11586	60,005
2009	$17.11586	$21.60911	54,187
2010	$21.60911	$27.62461	51,808
2011	$27.62461	$28.78213	40,568
2012	$28.78213	$32.79323	32,699
2013	$32.79323	$32.91903	28,221
2014	$32.91903	$42.00483	24,075
2015	$42.00483	$42.21432	21,248
2016	$42.21432	$44.35481	19,497
2017	$44.35481	$44.98772	18,762
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$11.91000	$7.79648	88,307
2009	$7.79648	$9.11316	69,594
2010	$9.11316	$9.56872	52,219
2011	$9.56872	$10.90141	36,664
2012	$10.90141	$12.69983	31,376
2013	$12.69983	$14.68353	28,575
2014	$14.68353	$15.52687	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$10.57600	$5.30539	125,350
2009	$5.30539	$8.82253	121,572
2010	$8.82253	$10.91124	109,460
2011	$10.91124	$9.91783	81,766
2012	$9.91783	$10.88820	68,070
2013	$10.88820	$11.55143	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$12.37100	$6.95468	125,491
2009	$6.95468	$8.71601	113,090
2010	$8.71601	$9.17013	88,090
2011	$9.17013	$8.13155	69,940
2012	$8.13155	$9.45067	53,876
2013	$9.45067	$11.82494	44,042
2014	$11.82494	$10.54178	35,238
2015	$10.54178	$9.80992	32,011
2016	$9.80992	$9.38457	26,332
2017	$9.38457	$11.32278	24,925
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$9.76200	$5.38064	42,999
2009	$5.38064	$5.13908	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$14.34300	$12.82272	196,894
2009	$12.82272	$15.42500	180,131
2010	$15.42500	$16.53985	146,958
2011	$16.53985	$17.03659	110,890
2012	$17.03659	$19.07353	89,254
2013	$19.07353	$18.91369	69,253
2014	$18.91369	$19.98060	49,890
2015	$19.98060	$19.21647	44,330
2016	$19.21647	$20.16657	44,190
2017	$20.16657	$21.11884	33,292
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$11.34400	$9.46064	214,884
2009	$9.46064	$9.82306	193,256
2010	$9.82306	$9.87684	159,626
2011	$9.87684	$9.95376	135,464
2012	$9.95376	$10.08901	106,305
2013	$10.08901	$9.93316	78,548
2014	$9.93316	$9.85243	61,703
2015	$9.85243	$9.66055	59,075
2016	$9.66055	$9.95898	56,838
2017	$9.95898	$9.89081	50,563
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.81900	$10.87524	353,062
2009	$10.87524	$10.69873	220,596
2010	$10.69873	$10.52474	209,734
2011	$10.52474	$10.35401	116,554
2012	$10.35401	$10.18519	113,083
2013	$10.18519	$10.01951	94,680
2014	$10.01951	$9.85653	52,889
2015	$9.85653	$9.69619	57,150
2016	$9.69619	$9.64420	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$9.63400	$4.95160	294,237
2009	$4.95160	$8.32150	282,967
2010	$8.32150	$10.43058	237,588
2011	$10.43058	$9.54556	184,132
2012	$9.54556	$10.52446	138,900
2013	$10.52446	$15.56702	181,376
2014	$15.56702	$16.14581	131,460
2015	$16.14581	$17.20571	110,568
2016	$17.20571	$16.30781	94,664
2017	$16.30781	$23.90318	66,880
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$13.23800	$9.87002	195,211
2009	$9.87002	$11.59568	194,709
2010	$11.59568	$12.14722	165,097
2011	$12.14722	$10.97745	130,028
2012	$10.97745	$11.51823	107,192
2013	$11.51823	$12.25881	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17671	10,701
Putnam VT Growth and Income Fund - Class IB
2008	$11.55600	$6.96814	45,439
2009	$6.96814	$8.89745	45,702
2010	$8.89745	$10.01028	42,104
2011	$10.01028	$9.38976	28,631
2012	$9.38976	$11.00321	19,316
2013	$11.00321	$14.68467	20,462
2014	$14.68467	$15.99467	18,871
2015	$15.99467	$14.54857	9,367
2016	$14.54857	$16.46029	6,904
2017	$16.46029	$17.20169	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05406	18,536
2017	$10.05406	$12.94641	11,701
Putnam VT International Equity Fund - Class IB
2008	$12.15300	$6.70003	335,933
2009	$6.70003	$8.21381	283,290
2010	$8.21381	$8.88955	255,520
2011	$8.88955	$7.26347	222,210
2012	$7.26347	$8.71012	179,904
2013	$8.71012	$10.97265	134,014
2014	$10.97265	$10.06153	104,235
2015	$10.06153	$9.91074	95,722
2016	$9.91074	$9.50982	92,467
2017	$9.50982	$11.84117	74,736
Putnam VT Small Cap Value Fund - Class IB
2008	$13.89900	$8.28982	98,564
2009	$8.28982	$10.72535	92,690
2010	$10.72535	$13.29125	94,089
2011	$13.29125	$12.45620	75,294
2012	$12.45620	$14.39445	63,633
2013	$14.39445	$19.76705	50,650
2014	$19.76705	$20.11124	42,183
2015	$20.11124	$18.94351	34,224
2016	$18.94351	$23.75762	32,111
2017	$23.75762	$25.20951	26,395

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.34800	$3.93155	153,233
2009	$3.93155	$6.33824	161,313
2010	$6.33824	$7.53128	149,426
2011	$7.53128	$6.08593	121,621
2012	$6.08593	$6.83782	111,388
2013	$6.83782	$9.66696	97,180
2014	$9.66696	$10.43312	77,417
2015	$10.43312	$9.63501	29,933
2016	$9.63501	$9.67052	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75)
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.60100	$7.34666	1,394
2009	$7.34666	$8.69258	1,086
2010	$8.69258	$9.63996	1,086
2011	$9.63996	$10.05313	1,086
2012	$10.05313	$11.58761	1,086
2013	$11.58761	$15.33327	357
2014	$15.33327	$16.47531	286
2015	$16.47531	$16.42868	0
2016	$16.42868	$17.94065	0
2017	$17.94065	$20.91953	0
AB VPS Growth Portfolio - Class B
2008	$11.32800	$6.39262	0
2009	$6.39262	$8.35058	0
2010	$8.35058	$9.42463	0
2011	$9.42463	$9.35584	0
2012	$9.35584	$10.44677	0
2013	$10.44677	$13.73465	0
2014	$13.73465	$15.25366	0
2015	$15.25366	$16.31910	0
2016	$16.31910	$16.18147	0
2017	$16.18147	$21.34204	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$10.07800	$5.96263	0
2009	$5.96263	$8.03731	0
2010	$8.03731	$8.67878	0
2011	$8.67878	$8.25353	0
2012	$8.25353	$9.42230	0
2013	$9.42230	$12.69096	0
2014	$12.69096	$14.20387	0
2015	$14.20387	$15.48030	0
2016	$15.48030	$15.57840	0
2017	$15.57840	$20.16788	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88788	0
2017	$9.88788	$9.76295	0
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.78700	$8.87886	0
2009	$8.87886	$12.45646	0
2010	$12.45646	$13.87023	0
2011	$13.87023	$14.25893	0
2012	$14.25893	$16.19936	0
2013	$16.19936	$17.17305	0
2014	$17.17305	$16.87955	0
2015	$16.87955	$15.08099	0
2016	$15.08099	$17.34063	0
2017	$17.34063	$17.69938	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.30400	$9.20096	0
2009	$9.20096	$12.26586	0
2010	$12.26586	$13.58745	0
2011	$13.58745	$13.67741	0
2012	$13.67741	$15.14763	0
2013	$15.14763	$16.96852	0
2014	$16.96852	$17.45252	0
2015	$17.45252	$15.94787	0
2016	$15.94787	$17.87865	0
2017	$17.87865	$19.27848	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.08200	$8.70707	0
2009	$8.70707	$10.79013	0
2010	$10.79013	$11.79594	0
2011	$11.79594	$11.47664	0
2012	$11.47664	$12.88984	0
2013	$12.88984	$16.25411	0
2014	$16.25411	$17.11824	0
2015	$17.11824	$15.99882	0
2016	$15.99882	$18.25580	0
2017	$18.25580	$19.44724	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.89700	$9.90430	0
2009	$9.90430	$13.34432	0
2010	$13.34432	$14.22246	0
2011	$14.22246	$12.49601	0
2012	$12.49601	$14.52481	0
2013	$14.52481	$17.56031	0
2014	$17.56031	$15.34239	0
2015	$15.34239	$14.10436	0
2016	$14.10436	$14.86225	0
2017	$14.86225	$17.05173	0
Invesco V.I. American Franchise Fund - Series I
2008	$9.47000	$4.74909	0
2009	$4.74909	$7.75391	0
2010	$7.75391	$9.13623	0
2011	$9.13623	$8.42769	0
2012	$8.42769	$9.42292	0
2013	$9.42292	$12.98252	0
2014	$12.98252	$13.84089	0
2015	$13.84089	$14.28887	0
2016	$14.28887	$14.36726	0
2017	$14.36726	$17.98809	0
Invesco V.I. American Franchise Fund - Series II
2008	$9.31400	$4.65954	0
2009	$4.65954	$7.58815	0
2010	$7.58815	$8.91999	0
2011	$8.91999	$8.20950	0
2012	$8.20950	$9.15207	0
2013	$9.15207	$12.57860	0
2014	$12.57860	$13.37675	0
2015	$13.37675	$13.77596	0
2016	$13.77596	$13.81755	0
2017	$13.81755	$17.25710	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.18100	$8.76226	1,387
2009	$8.76226	$11.99210	1,081
2010	$11.99210	$14.41237	1,081
2011	$14.41237	$14.30055	1,081
2012	$14.30055	$16.49204	1,081
2013	$16.49204	$21.77023	357
2014	$21.77023	$23.49024	286
2015	$23.49024	$20.98631	0
2016	$20.98631	$23.83046	0
2017	$23.83046	$25.76425	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.28400	$6.37963	0
2009	$6.37963	$7.59420	0
2010	$7.59420	$8.62275	0
2011	$8.62275	$7.80705	0
2012	$7.80705	$8.96386	0
Invesco V.I. Comstock Fund - Series II
2008	$13.37400	$8.44074	0
2009	$8.44074	$10.65584	0
2010	$10.65584	$12.12068	0
2011	$12.12068	$11.66556	0
2012	$11.66556	$13.63885	0
2013	$13.63885	$18.18976	0
2014	$18.18976	$19.51060	0
2015	$19.51060	$17.99343	0
2016	$17.99343	$20.69615	0
2017	$20.69615	$23.92463	0
Invesco V.I. Core Equity Fund - Series I
2008	$11.47000	$7.87778	331
2009	$7.87778	$9.93665	331
2010	$9.93665	$10.70275	331
2011	$10.70275	$10.51604	330
2012	$10.51604	$11.77355	330
2013	$11.77355	$14.96080	330
2014	$14.96080	$15.90681	265
2015	$15.90681	$14.73628	0
2016	$14.73628	$15.97565	0
2017	$15.97565	$17.77656	0
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.50400	$7.18670	9,206
2009	$7.18670	$8.75681	8,897
2010	$8.75681	$9.48771	8,825
2011	$9.48771	$9.32206	8,825
2012	$9.32206	$10.84802	8,825
2013	$10.84802	$13.94653	8,385
2014	$13.94653	$15.43023	7,966
2015	$15.43023	$15.44564	6,990
2016	$15.44564	$17.39366	5,988
2017	$17.39366	$18.52872	5,525

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.64971	5,832
2012	$12.64971	$13.97656	5,832
2013	$13.97656	$17.16060	5,975
2014	$17.16060	$18.35046	5,508
2015	$18.35046	$17.57469	4,175
2016	$17.57469	$19.84275	3,400
2017	$19.84275	$21.61229	3,042
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.07758	0
2012	$10.07758	$11.23605	0
2013	$11.23605	$13.50482	0
2014	$13.50482	$13.34142	0
2015	$13.34142	$12.90021	0
2016	$12.90021	$13.50826	0
2017	$13.50826	$16.28264	0
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.87600	$9.19512	0
2009	$9.19512	$10.49678	0
2010	$10.49678	$11.54646	0
2011	$11.54646	$12.44542	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.65030	0
2014	$14.65030	$14.63171	0
2015	$14.63171	$13.90021	0
2016	$13.90021	$15.14658	0
2017	$15.14658	$15.80332	0
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.40200	$7.85419	0
2009	$7.85419	$11.14057	0
2010	$11.14057	$12.04312	0
2011	$12.04312	$12.03624	0
2012	$12.03624	$14.02254	0
2013	$14.02254	$14.45364	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.34900	$9.65386	5,837
2009	$9.65386	$11.85432	5,835
2010	$11.85432	$13.06920	5,834
2011	$13.06920	$13.89803	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.47400	$9.46858	0
2009	$9.46858	$12.12143	0
2010	$12.12143	$13.59908	0
2011	$13.59908	$12.51753	0
2012	$12.51753	$13.65416	0
2013	$13.65416	$17.29218	0
2014	$17.29218	$17.75451	0
2015	$17.75451	$16.75203	0
2016	$16.75203	$18.68310	0
2017	$18.68310	$21.10951	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.48800	$7.57250	0
2009	$7.57250	$11.64182	0
2010	$11.64182	$14.56745	0
2011	$14.56745	$12.98171	0
2012	$12.98171	$14.24621	0
2013	$14.24621	$19.13292	0
2014	$19.13292	$20.25723	0
2015	$20.25723	$20.12323	0
2016	$20.12323	$19.89817	0
2017	$19.89817	$23.89552	0
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.72100	$7.22855	0
2009	$7.22855	$8.95889	0
2010	$8.95889	$10.09268	0
2011	$10.09268	$10.07514	0
2012	$10.07514	$11.44172	0
2013	$11.44172	$14.79861	0
2014	$14.79861	$16.43398	0
2015	$16.43398	$16.28247	0
2016	$16.28247	$17.80147	0
2017	$17.80147	$21.17833	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$38.15500	$16.27008	0
2009	$16.27008	$27.16813	0
2010	$27.16813	$31.79231	0
2011	$31.79231	$25.56279	0
2012	$25.56279	$30.14507	0
2013	$30.14507	$29.33304	0
2014	$29.33304	$27.54381	0
2015	$27.54381	$24.18394	0
2016	$24.18394	$25.37979	0
2017	$25.37979	$33.70339	0
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$18.66231	0
2015	$18.66231	$15.79998	0
2016	$15.79998	$17.85948	0
2017	$17.85948	$19.76196	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$16.27300	$8.85900	0
2009	$8.85900	$11.54291	0
2010	$11.54291	$11.99347	0
2011	$11.99347	$11.35790	0
2012	$11.35790	$12.71190	0
2013	$12.71190	$14.49062	0
2014	$14.49062	$14.55330	0
2015	$14.55330	$13.39291	0
2016	$13.39291	$13.90210	0
2017	$13.90210	$15.87026	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.49591	0
2014	$14.49591	$14.53602	0
2015	$14.53602	$13.35780	0
2016	$13.35780	$13.85474	0
2017	$13.85474	$15.79663	0
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.40200	$6.19549	0
2009	$6.19549	$10.08415	0
2010	$10.08415	$12.18090	0
2011	$12.18090	$11.64084	0
2012	$11.64084	$13.08947	0
2013	$13.08947	$19.05546	0
2014	$19.05546	$19.92589	0
2015	$19.92589	$21.98772	0
2016	$21.98772	$21.26441	0
2017	$21.26441	$29.92806	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.23700	$9.54433	0
2009	$9.54433	$14.79398	0
2010	$14.79398	$19.24511	0
2011	$19.24511	$17.57384	0
2012	$17.57384	$18.77837	0
2013	$18.77837	$25.38284	0
2014	$25.38284	$25.44599	0
2015	$25.44599	$23.54168	0
2016	$23.54168	$21.11338	0
2017	$21.11338	$28.80536	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$23.08600	$14.09473	0
2009	$14.09473	$17.78597	0
2010	$17.78597	$22.72584	0
2011	$22.72584	$23.66628	0
2012	$23.66628	$26.95093	0
2013	$26.95093	$27.04078	0
2014	$27.04078	$34.48695	0
2015	$34.48695	$34.64162	0
2016	$34.64162	$36.38001	0
2017	$36.38001	$36.88074	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.39600	$8.76474	0
2009	$8.76474	$10.23983	0
2010	$10.23983	$10.74634	0
2011	$10.74634	$12.23694	0
2012	$12.23694	$14.24852	0
2013	$14.24852	$16.46589	0
2014	$16.46589	$17.40886	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$14.27300	$7.15600	0
2009	$7.15600	$11.89405	0
2010	$11.89405	$14.70259	0
2011	$14.70259	$13.35733	0
2012	$13.35733	$14.65688	0
2013	$14.65688	$15.54720	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.90500	$8.93726	0
2009	$8.93726	$11.19509	0
2010	$11.19509	$11.77247	0
2011	$11.77247	$10.43394	0
2012	$10.43394	$12.12049	0
2013	$12.12049	$15.15790	0
2014	$15.15790	$13.50632	0
2015	$13.50632	$12.56235	0
2016	$12.56235	$12.01167	0
2017	$12.01167	$14.48524	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.82400	$7.61592	0
2009	$7.61592	$7.27286	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.91000	$11.53610	9,060
2009	$11.53610	$13.87032	6,371
2010	$13.87032	$14.86537	6,371
2011	$14.86537	$15.30419	6,371
2012	$15.30419	$17.12543	6,371
2013	$17.12543	$16.97342	0
2014	$16.97342	$17.92193	0
2015	$17.92193	$17.22792	0
2016	$17.22792	$18.07069	0
2017	$18.07069	$18.91455	0
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.78700	$8.99162	172
2009	$8.99162	$9.33142	172
2010	$9.33142	$9.37781	172
2011	$9.37781	$9.44614	172
2012	$9.44614	$9.56970	172
2013	$9.56970	$9.41716	172
2014	$9.41716	$9.33595	138
2015	$9.33595	$9.14954	0
2016	$9.14954	$9.42748	0
2017	$9.42748	$9.35828	0
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.38000	$10.42857	16,759
2009	$10.42857	$10.25418	16,759
2010	$10.25418	$10.08237	16,759
2011	$10.08237	$9.91386	16,759
2012	$9.91386	$9.74733	0
2013	$9.74733	$9.58398	0
2014	$9.58398	$9.42337	0
2015	$9.42337	$9.26544	0
2016	$9.26544	$9.21424	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.97300	$6.66407	3,579
2009	$6.66407	$11.19385	2,574
2010	$11.19385	$14.02390	2,356
2011	$14.02390	$12.82759	2,356
2012	$12.82759	$14.13598	2,356
2013	$14.13598	$20.89848	0
2014	$20.89848	$21.66467	0
2015	$21.66467	$23.07532	0
2016	$23.07532	$21.86020	0
2017	$21.86020	$32.02566	0
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.40800	$10.73679	0
2009	$10.73679	$12.60769	0
2010	$12.60769	$13.20076	0
2011	$13.20076	$11.92360	0
2012	$11.92360	$12.50471	0
2013	$12.50471	$13.30661	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17315	9,258
Putnam VT Growth and Income Fund - Class IB
2008	$11.21300	$6.75802	7,180
2009	$6.75802	$8.62485	7,180
2010	$8.62485	$9.69874	7,180
2011	$9.69874	$9.09298	7,180
2012	$9.09298	$10.65010	7,180
2013	$10.65010	$14.20632	7,465
2014	$14.20632	$15.46590	7,230
2015	$15.46590	$14.06057	6,973
2016	$14.06057	$15.90023	6,006
2017	$15.90023	$16.61338	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05349	0
2017	$10.05349	$12.93922	0
Putnam VT International Equity Fund - Class IB
2008	$15.81800	$8.71616	0
2009	$8.71616	$10.68013	0
2010	$10.68013	$11.55299	0
2011	$11.55299	$9.43500	0
2012	$9.43500	$11.30847	0
2013	$11.30847	$14.23883	0
2014	$14.23883	$13.04998	0
2015	$13.04998	$12.84795	0
2016	$12.84795	$12.32205	0
2017	$12.32205	$15.33519	0
Putnam VT Small Cap Value Fund - Class IB
2008	$13.85900	$8.26222	0
2009	$8.26222	$10.68429	0
2010	$10.68429	$13.23375	0
2011	$13.23375	$12.39613	0
2012	$12.39613	$14.31785	0
2013	$14.31785	$19.65204	0
2014	$19.65204	$19.98422	0
2015	$19.98422	$18.81444	0
2016	$18.81444	$23.58400	0
2017	$23.58400	$25.01279	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.32600	$5.77299	0
2009	$5.77299	$9.30229	0
2010	$9.30229	$11.04773	0
2011	$11.04773	$8.92308	0
2012	$8.92308	$10.02047	0
2013	$10.02047	$14.15935	0
2014	$14.15935	$15.27393	0
2015	$15.27393	$14.09845	0
2016	$14.09845	$14.14416	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE PERFORMANCE DEATH
BENEFIT OPTION
Mortality & Expense = 1.63

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.57600	$7.33007	11,686
2009	$7.33007	$8.67035	8,738
2010	$8.67035	$9.61242	7,608
2011	$9.61242	$10.02142	6,085
2012	$10.02142	$11.54758	5,593
2013	$11.54758	$15.27573	5,592
2014	$15.27573	$16.40856	5,592
2015	$16.40856	$16.35721	4,904
2016	$16.35721	$17.85726	4,904
2017	$17.85726	$20.81607	4,904
AB VPS Growth Portfolio - Class B
2008	$11.30600	$6.37818	1,377
2009	$6.37818	$8.32923	1,264
2010	$8.32923	$9.39770	1,246
2011	$9.39770	$9.32632	1,137
2012	$9.32632	$10.41068	1,124
2013	$10.41068	$13.68310	1,124
2014	$13.68310	$15.19185	1,124
2015	$15.19185	$16.24809	1,124
2016	$16.24809	$16.10622	1,124
2017	$16.10622	$21.23642	1,124
AB VPS Large Cap Growth Portfolio - Class B
2008	$10.05900	$5.94914	7,645
2009	$5.94914	$8.01674	5,731
2010	$8.01674	$8.65398	5,384
2011	$8.65398	$8.22747	3,337
2012	$8.22747	$9.38973	3,136
2013	$9.38973	$12.64329	3,043
2014	$12.64329	$14.14627	2,901
2015	$14.14627	$15.41290	2,813
2016	$15.41290	$15.50592	2,813
2017	$15.50592	$20.06806	2,744
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88590	9,107
2017	$9.88590	$9.75808	9,516
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.77300	$8.86551	0
2009	$8.86551	$12.43399	186
2010	$12.43399	$13.84105	184
2011	$13.84105	$14.22468	176
2012	$14.22468	$16.15557	175
2013	$16.15557	$17.12150	177
2014	$17.12150	$16.82382	181
2015	$16.82382	$15.02669	189
2016	$15.02669	$17.27303	179
2017	$17.27303	$17.62867	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.28800	$9.18709	1,212
2009	$9.18709	$12.24371	1,442
2010	$12.24371	$13.55886	1,476
2011	$13.55886	$13.64454	1,475
2012	$13.64454	$15.10668	1,474
2013	$15.10668	$16.91757	1,464
2014	$16.91757	$17.39490	1,219
2015	$17.39490	$15.89045	638
2016	$15.89045	$17.80895	638
2017	$17.80895	$19.19759	638
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.06700	$8.69480	1,030
2009	$8.69480	$10.77169	861
2010	$10.77169	$11.77225	732
2011	$11.77225	$11.45016	618
2012	$11.45016	$12.85624	678
2013	$12.85624	$16.20686	583
2014	$16.20686	$17.06335	331
2015	$17.06335	$15.94274	265
2016	$15.94274	$18.18638	265
2017	$18.18638	$19.36750	264
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.87900	$9.89085	0
2009	$9.89085	$13.32221	1,028
2010	$13.32221	$14.19465	1,111
2011	$14.19465	$12.46784	1,156
2012	$12.46784	$14.48769	1,140
2013	$14.48769	$17.51018	1,071
2014	$17.51018	$15.29400	1,147
2015	$15.29400	$14.05565	1,162
2016	$14.05565	$14.80650	1,172
2017	$14.80650	$16.98269	1,151
Invesco V.I. American Franchise Fund - Series I
2008	$9.45100	$4.73837	0
2009	$4.73837	$7.73407	0
2010	$7.73407	$9.11012	0
2011	$9.11012	$8.40109	0
2012	$8.40109	$9.39035	3,452
2013	$9.39035	$12.93376	3,470
2014	$12.93376	$13.78478	3,423
2015	$13.78478	$14.22667	3,288
2016	$14.22667	$14.30043	3,194
2017	$14.30043	$17.89907	3,077
Invesco V.I. American Franchise Fund - Series II
2008	$9.29600	$4.64901	7,701
2009	$4.64901	$7.56871	6,913
2010	$7.56871	$8.89448	6,721
2011	$8.89448	$8.18357	6,719
2012	$8.18357	$9.12042	6,717
2013	$9.12042	$12.53135	6,716
2014	$12.53135	$13.32251	6,704
2015	$13.32251	$13.71599	6,524
2016	$13.71599	$13.75328	6,363
2017	$13.75328	$17.17169	6,212

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.15100	$8.74246	16,685
2009	$8.74246	$11.96140	14,628
2010	$11.96140	$14.37117	9,030
2011	$14.37117	$14.25539	7,675
2012	$14.25539	$16.43502	5,658
2013	$16.43502	$21.68846	5,642
2014	$21.68846	$23.39498	5,461
2015	$23.39498	$20.89494	5,333
2016	$20.89494	$23.71960	5,251
2017	$23.71960	$25.63673	5,135
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.26200	$6.36521	6,614
2009	$6.36521	$7.57477	6,478
2010	$7.57477	$8.59812	6,466
2011	$8.59812	$7.78241	6,455
2012	$7.78241	$8.93470	0
Invesco V.I. Comstock Fund - Series II
2008	$13.35100	$8.42387	8,858
2009	$8.42387	$10.63136	10,260
2010	$10.63136	$12.08922	10,366
2011	$12.08922	$11.63178	10,344
2012	$11.63178	$13.59528	10,130
2013	$13.59528	$18.12620	9,908
2014	$18.12620	$19.43659	9,501
2015	$19.43659	$17.91980	9,440
2016	$17.91980	$20.60530	9,293
2017	$20.60530	$23.81249	9,069
Invesco V.I. Core Equity Fund - Series I
2008	$11.46500	$7.87146	5,804
2009	$7.87146	$9.92569	6,661
2010	$9.92569	$10.68774	6,525
2011	$10.68774	$10.49816	6,138
2012	$10.49816	$11.75001	3,523
2013	$11.75001	$14.92642	3,366
2014	$14.92642	$15.86549	3,275
2015	$15.86549	$14.69359	3,203
2016	$14.69359	$15.92459	3,203
2017	$15.92459	$17.71444	3,202
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.48200	$7.17048	7,373
2009	$7.17048	$8.73442	7,372
2010	$8.73442	$9.46062	2,795
2011	$9.46062	$9.29267	1,424
2012	$9.29267	$10.81057	1,423
2013	$10.81057	$13.89421	1,422
2014	$13.89421	$15.36774	1,421
2015	$15.36774	$15.37845	1,421
2016	$15.37845	$17.31281	1,420
2017	$17.31281	$18.43708	1,419

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.60981	1,958
2012	$12.60981	$13.92829	1,951
2013	$13.92829	$17.09620	1,937
2014	$17.09620	$18.27611	1,895
2015	$18.27611	$17.49824	1,901
2016	$17.49824	$19.75051	1,897
2017	$19.75051	$21.50539	1,888
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.04577	4,047
2012	$10.04577	$11.19722	4,097
2013	$11.19722	$13.45411	4,071
2014	$13.45411	$13.28734	4,049
2015	$13.28734	$12.84407	4,006
2016	$12.84407	$13.44545	3,968
2017	$13.44545	$16.20208	3,889
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.84500	$9.17433	4,795
2009	$9.17433	$10.46991	4,216
2010	$10.46991	$11.51346	4,025
2011	$11.51346	$12.40865	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.59529	153
2014	$14.59529	$14.57240	165
2015	$14.57240	$13.83971	172
2016	$13.83971	$15.07615	172
2017	$15.07615	$15.72513	172
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.38200	$7.83646	195
2009	$7.83646	$11.11209	175
2010	$11.11209	$12.00873	166
2011	$12.00873	$11.99828	163
2012	$11.99828	$13.97411	158
2013	$13.97411	$14.40233	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.32300	$9.63207	2,516
2009	$9.63207	$11.82401	1,950
2010	$11.82401	$13.03188	1,953
2011	$13.03188	$13.85699	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.45900	$9.45524	0
2009	$9.45524	$12.10073	135
2010	$12.10073	$13.57178	133
2011	$13.57178	$12.48865	139
2012	$12.48865	$13.61855	144
2013	$13.61855	$17.24191	125
2014	$17.24191	$17.69760	122
2015	$17.69760	$16.69333	122
2016	$16.69333	$18.61206	118
2017	$18.61206	$21.02296	115

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.47200	$7.56185	1,241
2009	$7.56185	$11.62196	887
2010	$11.62196	$14.53823	619
2011	$14.53823	$12.95178	381
2012	$12.95178	$14.20910	500
2013	$14.20910	$19.07735	303
2014	$19.07735	$20.19233	134
2015	$20.19233	$20.05273	0
2016	$20.05273	$19.82252	0
2017	$19.82252	$23.79758	0
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.69800	$7.21222	2,884
2009	$7.21222	$8.93597	3,771
2010	$8.93597	$10.06385	3,807
2011	$10.06385	$10.04334	3,401
2012	$10.04334	$11.40217	3,079
2013	$11.40217	$14.74305	3,014
2014	$14.74305	$16.36736	2,977
2015	$16.36736	$16.21159	2,937
2016	$16.21159	$17.71867	2,918
2017	$17.71867	$21.07351	2,887
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$38.08000	$16.23332	325
2009	$16.23332	$27.09863	456
2010	$27.09863	$31.70147	405
2011	$31.70147	$25.48211	374
2012	$25.48211	$30.04090	394
2013	$30.04090	$29.22290	362
2014	$29.22290	$27.43215	335
2015	$27.43215	$24.07866	319
2016	$24.07866	$25.26174	322
2017	$25.26174	$33.53661	293
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$18.58671	893
2015	$18.58671	$15.73126	893
2016	$15.73126	$17.77647	893
2017	$17.77647	$19.66423	893
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$16.24100	$8.83897	1,038
2009	$8.83897	$11.51333	483
2010	$11.51333	$11.95915	489
2011	$11.95915	$11.32201	496
2012	$11.32201	$12.66792	499
2013	$12.66792	$14.43615	502
2014	$14.43615	$14.49426	375
2015	$14.49426	$13.33458	392
2016	$13.33458	$13.83740	396
2017	$13.83740	$15.79168	397

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.44143	1,670
2014	$14.44143	$14.47706	1,670
2015	$14.47706	$13.29961	1,670
2016	$13.29961	$13.79026	1,670
2017	$13.79026	$15.71841	1,670
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.37800	$6.18150	347
2009	$6.18150	$10.05833	347
2010	$10.05833	$12.14607	346
2011	$12.14607	$11.60409	0
2012	$11.60409	$13.04421	0
2013	$13.04421	$18.98388	0
2014	$18.98388	$19.84509	0
2015	$19.84509	$21.89198	0
2016	$21.89198	$21.16549	0
2017	$21.16549	$29.77995	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.20600	$9.52526	2,297
2009	$9.52526	$14.76000	1,638
2010	$14.76000	$19.19515	1,485
2011	$19.19515	$17.52297	1,485
2012	$17.52297	$18.71836	1,485
2013	$18.71836	$25.29415	1,485
2014	$25.29415	$25.34948	1,485
2015	$25.34948	$23.44534	1,485
2016	$23.44534	$21.02070	1,485
2017	$21.02070	$28.67033	1,485
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$23.04000	$14.06292	1,572
2009	$14.06292	$17.74049	1,736
2010	$17.74049	$22.66094	1,667
2011	$22.66094	$23.59164	1,659
2012	$23.59164	$26.85786	1,640
2013	$26.85786	$26.93931	1,650
2014	$26.93931	$34.34724	1,625
2015	$34.34724	$34.49093	1,549
2016	$34.49093	$36.21093	1,493
2017	$36.21093	$36.69835	1,468
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.36900	$8.74496	5,683
2009	$8.74496	$10.21365	5,683
2010	$10.21365	$10.71565	893
2011	$10.71565	$12.19835	893
2012	$12.19835	$14.19932	893
2013	$14.19932	$16.40410	893
2014	$16.40410	$17.34189	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$14.24500	$7.13984	0
2009	$7.13984	$11.86362	0
2010	$11.86362	$14.66060	0
2011	$14.66060	$13.31519	0
2012	$13.31519	$14.60624	0
2013	$14.60624	$15.49200	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.87400	$8.91702	1,125
2009	$8.91702	$11.16639	1,125
2010	$11.16639	$11.73878	1,124
2011	$11.73878	$10.40097	947
2012	$10.40097	$12.07855	947
2013	$12.07855	$15.10093	947
2014	$15.10093	$13.45151	947
2015	$13.45151	$12.50762	947
2016	$12.50762	$11.95576	947
2017	$11.95576	$14.41350	947
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.79700	$7.59870	1,463
2009	$7.59870	$7.25574	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.88500	$11.51006	9,330
2009	$11.51006	$13.83488	9,317
2010	$13.83488	$14.82294	8,585
2011	$14.82294	$15.25595	6,192
2012	$15.25595	$17.06630	5,939
2013	$17.06630	$16.90975	6,082
2014	$16.90975	$17.84933	6,041
2015	$17.84933	$17.15298	5,640
2016	$17.15298	$17.98671	5,577
2017	$17.98671	$18.82102	5,663
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.76600	$8.97134	6,670
2009	$8.97134	$9.30757	7,189
2010	$9.30757	$9.35103	7,793
2011	$9.35103	$9.41636	6,490
2012	$9.41636	$9.53665	6,814
2013	$9.53665	$9.38183	7,276
2014	$9.38183	$9.29814	7,600
2015	$9.29814	$9.10976	7,666
2016	$9.10976	$9.38367	7,559
2017	$9.38367	$9.31202	8,045
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.35900	$10.40502	16,214
2009	$10.40502	$10.22795	10,813
2010	$10.22795	$10.05356	10,069
2011	$10.05356	$9.88258	10,058
2012	$9.88258	$9.71364	10,182
2013	$9.71364	$9.54799	10,209
2014	$9.54799	$9.38517	10,333
2015	$9.38517	$9.22511	9,966
2016	$9.22511	$9.17324	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.94700	$6.64904	11,899
2009	$6.64904	$11.16525	10,238
2010	$11.16525	$13.98388	4,243
2011	$13.98388	$12.78715	2,512
2012	$12.78715	$14.08718	2,373
2013	$14.08718	$20.82009	2,068
2014	$20.82009	$21.57693	1,802
2015	$21.57693	$22.97498	1,619
2016	$22.97498	$21.75864	1,603
2017	$21.75864	$31.86735	1,536
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.38000	$10.71253	3,633
2009	$10.71253	$12.57542	1,843
2010	$12.57542	$13.16303	1,670
2011	$13.16303	$11.88594	1,670
2012	$11.88594	$12.46146	1,670
2013	$12.46146	$13.25932	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17101	2,578
Putnam VT Growth and Income Fund - Class IB
2008	$11.19100	$6.74274	1,921
2009	$6.74274	$8.60276	2,018
2010	$8.60276	$9.67100	1,927
2011	$9.67100	$9.06426	1,912
2012	$9.06426	$10.61328	1,719
2013	$10.61328	$14.15295	1,650
2014	$14.15295	$15.40318	1,590
2015	$15.40318	$13.99935	1,573
2016	$13.99935	$15.82628	1,620
2017	$15.82628	$16.53430	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05314	0
2017	$10.05314	$12.93491	0
Putnam VT International Equity Fund - Class IB
2008	$15.78700	$8.69648	3,090
2009	$8.69648	$10.65281	3,261
2010	$10.65281	$11.51999	3,215
2011	$11.51999	$9.40524	3,035
2012	$9.40524	$11.26940	3,080
2013	$11.26940	$14.18538	3,035
2014	$14.18538	$12.99709	2,897
2015	$12.99709	$12.79205	2,380
2016	$12.79205	$12.26475	2,443
2017	$12.26475	$15.25932	2,437
Putnam VT Small Cap Value Fund - Class IB
2008	$13.83600	$8.24569	5,514
2009	$8.24569	$10.65972	4,350
2010	$10.65972	$13.19937	3,803
2011	$13.19937	$12.36021	3,457
2012	$12.36021	$14.27207	3,595
2013	$14.27207	$19.58334	3,270
2014	$19.58334	$19.90840	2,934
2015	$19.90840	$18.73744	2,749
2016	$18.73744	$23.48046	2,728
2017	$23.48046	$24.89554	2,719

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.30700	$5.75995	4,619
2009	$5.75995	$9.27851	4,619
2010	$9.27851	$11.01618	0
2011	$11.01618	$8.89493	0
2012	$8.89493	$9.98586	0
2013	$9.98586	$14.10622	0
2014	$14.10622	$15.21203	0
2015	$15.21203	$14.03711	0
2016	$14.03711	$14.07890	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.63% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE DEATH BENEFIT
COMBINATION OPTION
Mortality & Expense = 1.64

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.56800	$7.32454	11,295
2009	$7.32454	$8.66293	10,844
2010	$8.66293	$9.60323	10,456
2011	$9.60323	$10.01084	4,444
2012	$10.01084	$11.53425	4,028
2013	$11.53425	$15.25657	4,026
2014	$15.25657	$16.38635	4,025
2015	$16.38635	$16.33343	4,023
2016	$16.33343	$17.82952	3,856
2017	$17.82952	$20.78167	3,855
AB VPS Growth Portfolio - Class B
2008	$11.29800	$6.37338	1,836
2009	$6.37338	$8.32214	1,859
2010	$8.32214	$9.38876	1,427
2011	$9.38876	$9.31652	1,407
2012	$9.31652	$10.39869	1,343
2013	$10.39869	$13.66597	1,400
2014	$13.66597	$15.17130	1,373
2015	$15.17130	$16.22450	1,265
2016	$16.22450	$16.08124	1,201
2017	$16.08124	$21.20138	1,196
AB VPS Large Cap Growth Portfolio - Class B
2008	$10.05200	$5.94466	6,776
2009	$5.94466	$8.00990	5,059
2010	$8.00990	$8.64574	518
2011	$8.64574	$8.21882	415
2012	$8.21882	$9.37892	203
2013	$9.37892	$12.62748	0
2014	$12.62748	$14.12716	0
2015	$14.12716	$15.39054	0
2016	$15.39054	$15.48189	0
2017	$15.48189	$20.03496	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88524	1,770
2017	$9.88524	$9.75644	1,848
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.77100	$8.86360	0
2009	$8.86360	$12.43008	0
2010	$12.43008	$13.83532	0
2011	$13.83532	$14.21736	0
2012	$14.21736	$16.14566	0
2013	$16.14566	$17.10930	0
2014	$17.10930	$16.81015	0
2015	$16.81015	$15.01298	0
2016	$15.01298	$17.25555	0
2017	$17.25555	$17.61025	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.28400	$9.18342	1,557
2009	$9.18342	$12.23760	640
2010	$12.23760	$13.55073	655
2011	$13.55073	$13.63501	668
2012	$13.63501	$15.09461	636
2013	$15.09461	$16.90237	651
2014	$16.90237	$17.37754	711
2015	$17.37754	$15.87300	712
2016	$15.87300	$17.78762	571
2017	$17.78762	$19.17268	573
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.06200	$8.69073	1,419
2009	$8.69073	$10.76557	789
2010	$10.76557	$11.76439	788
2011	$11.76439	$11.44138	787
2012	$11.44138	$12.84508	0
2013	$12.84508	$16.19118	0
2014	$16.19118	$17.04515	0
2015	$17.04515	$15.92414	0
2016	$15.92414	$18.16333	0
2017	$18.16333	$19.34102	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.87200	$9.88555	2,110
2009	$9.88555	$13.31374	571
2010	$13.31374	$14.18420	572
2011	$14.18420	$12.45742	587
2012	$12.45742	$14.47413	601
2013	$14.47413	$17.49206	599
2014	$17.49206	$15.27664	611
2015	$15.27664	$14.03828	658
2016	$14.03828	$14.78673	447
2017	$14.78673	$16.95831	462
Invesco V.I. American Franchise Fund - Series I
2008	$9.44500	$4.73479	914
2009	$4.73479	$7.72749	1,054
2010	$7.72749	$9.10146	926
2011	$9.10146	$8.39226	903
2012	$8.39226	$9.37956	1,872
2013	$9.37956	$12.91761	1,701
2014	$12.91761	$13.76617	1,628
2015	$13.76617	$14.20605	1,597
2016	$14.20605	$14.27829	1,543
2017	$14.27829	$17.86957	1,583
Invesco V.I. American Franchise Fund - Series II
2008	$9.29000	$4.64552	4,525
2009	$4.64552	$7.56227	3,012
2010	$7.56227	$8.88601	2,688
2011	$8.88601	$8.17497	2,607
2012	$8.17497	$9.10992	2,426
2013	$9.10992	$12.51569	2,375
2014	$12.51569	$13.30452	2,330
2015	$13.30452	$13.69609	2,301
2016	$13.69609	$13.73196	2,310
2017	$13.73196	$17.14337	2,254

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.14100	$8.73586	4,445
2009	$8.73586	$11.95118	4,031
2010	$11.95118	$14.35744	1,960
2011	$14.35744	$14.24036	1,716
2012	$14.24036	$16.41604	1,673
2013	$16.41604	$21.66125	1,630
2014	$21.66125	$23.36329	1,611
2015	$23.36329	$20.86455	1,612
2016	$20.86455	$23.68274	1,638
2017	$23.68274	$25.59434	1,665
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.25500	$6.36042	4,446
2009	$6.36042	$7.56829	4,449
2010	$7.56829	$8.58989	1,030
2011	$8.58989	$7.77419	1,039
2012	$7.77419	$8.92497	0
Invesco V.I. Comstock Fund - Series II
2008	$13.34300	$8.41824	7,958
2009	$8.41824	$10.62318	7,972
2010	$10.62318	$12.07870	3,945
2011	$12.07870	$11.62050	3,959
2012	$11.62050	$13.58073	3,863
2013	$13.58073	$18.10500	3,655
2014	$18.10500	$19.41190	3,567
2015	$19.41190	$17.89525	3,557
2016	$17.89525	$20.57501	3,324
2017	$20.57501	$23.77512	3,294
Invesco V.I. Core Equity Fund - Series I
2008	$11.46300	$7.86934	2,764
2009	$7.86934	$9.92203	2,762
2010	$9.92203	$10.68272	2,410
2011	$10.68272	$10.49218	2,409
2012	$10.49218	$11.74213	2,408
2013	$11.74213	$14.91492	2,260
2014	$14.91492	$15.85168	1,440
2015	$15.85168	$14.67932	1,440
2016	$14.67932	$15.90756	1,440
2017	$15.90756	$17.69373	1,440
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.47400	$7.16506	4,412
2009	$7.16506	$8.72694	2,290
2010	$8.72694	$9.45157	2,301
2011	$9.45157	$9.28286	561
2012	$9.28286	$10.79808	515
2013	$10.79808	$13.87677	466
2014	$13.87677	$15.34690	433
2015	$15.34690	$15.35607	428
2016	$15.35607	$17.28590	400
2017	$17.28590	$18.40658	410

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.59652	2,075
2012	$12.59652	$13.91221	648
2013	$13.91221	$17.07474	647
2014	$17.07474	$18.25135	646
2015	$18.25135	$17.47278	646
2016	$17.47278	$19.71981	645
2017	$19.71981	$21.46982	644
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.03516	1,070
2012	$10.03516	$11.18427	744
2013	$11.18427	$13.43721	660
2014	$13.43721	$13.26933	663
2015	$13.26933	$12.82537	674
2016	$12.82537	$13.42453	674
2017	$13.42453	$16.17527	658
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.83400	$9.16741	3,213
2009	$9.16741	$10.46095	1,730
2010	$10.46095	$11.50246	1,413
2011	$11.50246	$12.39637	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.57701	1,584
2014	$14.57701	$14.55269	766
2015	$14.55269	$13.81962	778
2016	$13.81962	$15.05277	764
2017	$15.05277	$15.69918	833
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.37500	$7.83054	1,568
2009	$7.83054	$11.10259	2,394
2010	$11.10259	$11.99726	1,517
2011	$11.99726	$11.98563	1,508
2012	$11.98563	$13.95798	1,493
2013	$13.95798	$14.38526	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.31500	$9.62481	4,724
2009	$9.62481	$11.81391	4,208
2010	$11.81391	$13.01943	2,077
2011	$13.01943	$13.84331	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.45400	$9.45080	0
2009	$9.45080	$12.09383	1,454
2010	$12.09383	$13.56269	1,453
2011	$13.56269	$12.47904	1,451
2012	$12.47904	$13.60671	0
2013	$13.60671	$17.22520	0
2014	$17.22520	$17.67866	0
2015	$17.67866	$16.67380	0
2016	$16.67380	$18.58843	0
2017	$18.58843	$20.99416	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.46800	$7.55872	0
2009	$7.55872	$11.61599	0
2010	$11.61599	$14.52931	0
2011	$14.52931	$12.94255	0
2012	$12.94255	$14.19755	0
2013	$14.19755	$19.05994	0
2014	$19.05994	$20.17188	0
2015	$20.17188	$20.03042	0
2016	$20.03042	$19.79850	0
2017	$19.79850	$23.76636	0
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.69000	$7.20680	8,605
2009	$7.20680	$8.92835	10,052
2010	$8.92835	$10.05426	8,602
2011	$10.05426	$10.03276	1,277
2012	$10.03276	$11.38903	1,275
2013	$11.38903	$14.72458	1,274
2014	$14.72458	$16.34523	1,274
2015	$16.34523	$16.18806	1,274
2016	$16.18806	$17.69118	1,274
2017	$17.69118	$21.03873	1,274
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$38.05500	$16.22107	1,045
2009	$16.22107	$27.07547	721
2010	$27.07547	$31.67121	173
2011	$31.67121	$25.45525	172
2012	$25.45525	$30.00622	181
2013	$30.00622	$29.18624	179
2014	$29.18624	$27.39500	198
2015	$27.39500	$24.04364	205
2016	$24.04364	$25.22249	213
2017	$25.22249	$33.48118	218
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$18.56150	3,298
2015	$18.56150	$15.70834	3,298
2016	$15.70834	$17.74880	3,298
2017	$17.74880	$19.63167	3,298
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$16.23100	$8.83230	3,134
2009	$8.83230	$11.50352	3,474
2010	$11.50352	$11.94777	1,335
2011	$11.94777	$11.31010	1,359
2012	$11.31010	$12.65333	1,394
2013	$12.65333	$14.41808	1,463
2014	$14.41808	$14.47467	1,528
2015	$14.47467	$13.31522	1,631
2016	$13.31522	$13.81594	1,670
2017	$13.81594	$15.76561	1,676

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.42334	531
2014	$14.42334	$14.45746	226
2015	$14.45746	$13.28028	226
2016	$13.28028	$13.76885	226
2017	$13.76885	$15.69243	226
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.37000	$6.17683	5,936
2009	$6.17683	$10.04975	4,887
2010	$10.04975	$12.13450	1,502
2011	$12.13450	$11.59186	1,512
2012	$11.59186	$13.02917	1,556
2013	$13.02917	$18.96010	1,344
2014	$18.96010	$19.81824	1,276
2015	$19.81824	$21.86019	1,151
2016	$21.86019	$21.13264	1,201
2017	$21.13264	$29.73076	1,000
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.19600	$9.51890	111
2009	$9.51890	$14.74867	763
2010	$14.74867	$19.17851	110
2011	$19.17851	$17.50603	110
2012	$17.50603	$18.69840	110
2013	$18.69840	$25.26465	109
2014	$25.26465	$25.31739	109
2015	$25.31739	$23.41332	109
2016	$23.41332	$20.98989	109
2017	$20.98989	$28.62546	109
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$23.02500	$14.05231	1,039
2009	$14.05231	$17.72534	973
2010	$17.72534	$22.63933	961
2011	$22.63933	$23.56678	930
2012	$23.56678	$26.82686	868
2013	$26.82686	$26.90553	873
2014	$26.90553	$34.30074	864
2015	$34.30074	$34.44079	863
2016	$34.44079	$36.15469	862
2017	$36.15469	$36.63771	865
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.36100	$8.73835	1,855
2009	$8.73835	$10.20490	618
2010	$10.20490	$10.70540	618
2011	$10.70540	$12.18544	618
2012	$12.18544	$14.18289	3,298
2013	$14.18289	$16.38348	3,298
2014	$16.38348	$17.31955	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$14.23500	$7.13445	1,152
2009	$7.13445	$11.85349	491
2010	$11.85349	$14.64661	490
2011	$14.64661	$13.30115	489
2012	$13.30115	$14.58938	489
2013	$14.58938	$15.47364	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.86400	$8.91033	349
2009	$8.91033	$11.15690	349
2010	$11.15690	$11.72763	144
2011	$11.72763	$10.39005	144
2012	$10.39005	$12.06466	144
2013	$12.06466	$15.08205	143
2014	$15.08205	$13.43336	143
2015	$13.43336	$12.48949	143
2016	$12.48949	$11.93724	143
2017	$11.93724	$14.38973	143
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.78800	$7.59297	700
2009	$7.59297	$7.25004	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.87700	$11.50139	4,420
2009	$11.50139	$13.82306	3,776
2010	$13.82306	$14.80881	3,326
2011	$14.80881	$15.23988	1,270
2012	$15.23988	$17.04660	1,071
2013	$17.04660	$16.88854	1,256
2014	$16.88854	$17.82517	1,305
2015	$17.82517	$17.12805	1,318
2016	$17.12805	$17.95878	1,304
2017	$17.95878	$18.78991	1,416
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.75900	$8.96453	12,585
2009	$8.96453	$9.29959	11,546
2010	$9.29959	$9.34209	11,061
2011	$9.34209	$9.40642	7,476
2012	$9.40642	$9.52562	1,827
2013	$9.52562	$9.37004	2,095
2014	$9.37004	$9.28552	2,339
2015	$9.28552	$9.09648	2,451
2016	$9.09648	$9.36907	2,360
2017	$9.36907	$9.29660	2,628
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.35300	$10.39718	10,089
2009	$10.39718	$10.21923	8,980
2010	$10.21923	$10.04399	7,233
2011	$10.04399	$9.87218	7,186
2012	$9.87218	$9.70246	1,772
2013	$9.70246	$9.53604	1,853
2014	$9.53604	$9.37248	1,901
2015	$9.37248	$9.21172	1,913
2016	$9.21172	$9.15962	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.93900	$6.64400	5,871
2009	$6.64400	$11.15568	4,963
2010	$11.15568	$13.97050	4,216
2011	$13.97050	$12.77365	3,747
2012	$12.77365	$14.07087	3,743
2013	$14.07087	$20.79391	4,059
2014	$20.79391	$21.54764	2,825
2015	$21.54764	$22.94149	2,823
2016	$22.94149	$21.72476	2,821
2017	$21.72476	$31.81457	2,820
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.37000	$10.70444	6,395
2009	$10.70444	$12.56468	5,358
2010	$12.56468	$13.15048	1,415
2011	$13.15048	$11.87342	1,126
2012	$11.87342	$12.44709	531
2013	$12.44709	$13.24361	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.17031	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.18400	$6.73766	1,492
2009	$6.73766	$8.59541	854
2010	$8.59541	$9.66177	329
2011	$9.66177	$9.05470	0
2012	$9.05470	$10.60101	0
2013	$10.60101	$14.13519	0
2014	$14.13519	$15.38231	0
2015	$15.38231	$13.97897	0
2016	$13.97897	$15.80165	0
2017	$15.80165	$16.50798	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05302	901
2017	$10.05302	$12.93347	901
Putnam VT International Equity Fund - Class IB
2008	$15.77700	$8.68989	2,619
2009	$8.68989	$10.64369	2,814
2010	$10.64369	$11.50898	2,431
2011	$11.50898	$9.39531	2,418
2012	$9.39531	$11.25639	2,564
2013	$11.25639	$14.16758	2,538
2014	$14.16758	$12.97948	2,525
2015	$12.97948	$12.77344	2,603
2016	$12.77344	$12.24570	2,674
2017	$12.24570	$15.23409	2,727
Putnam VT Small Cap Value Fund - Class IB
2008	$13.82800	$8.24019	1,896
2009	$8.24019	$10.65154	1,913
2010	$10.65154	$13.18793	704
2011	$13.18793	$12.34826	678
2012	$12.34826	$14.25685	690
2013	$14.25685	$19.56050	673
2014	$19.56050	$19.88319	633
2015	$19.88319	$18.71184	650
2016	$18.71184	$23.44605	657
2017	$23.44605	$24.85657	585

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.30100	$5.75561	645
2009	$5.75561	$9.27057	644
2010	$9.27057	$11.00566	643
2011	$11.00566	$8.88555	642
2012	$8.88555	$9.97432	642
2013	$9.97432	$14.08851	641
2014	$14.08851	$15.19142	641
2015	$15.19142	$14.01668	641
2016	$14.01668	$14.05717	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.64% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE INCOME AND PERFORMANCE DEATH BENEFIT OPTION
Mortality & Expense = 1.68

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$15.63400	$9.10820	21,078
2009	$9.10820	$10.76822	15,703
2010	$10.76822	$11.93227	10,624
2011	$11.93227	$12.43376	2,426
2012	$12.43376	$14.32013	1,969
2013	$14.32013	$18.93395	1,328
2014	$18.93395	$20.32791	1,160
2015	$20.32791	$20.25416	1,083
2016	$20.25416	$22.10056	233
2017	$22.10056	$25.74961	207
AB VPS Growth Portfolio - Class B
2008	$15.78300	$8.89985	5,612
2009	$8.89985	$11.61645	3,665
2010	$11.61645	$13.10008	2,884
2011	$13.10008	$12.99410	2,827
2012	$12.99410	$14.49764	2,791
2013	$14.49764	$19.04520	2,205
2014	$19.04520	$21.13461	2,041
2015	$21.13461	$22.59275	1,940
2016	$22.59275	$22.38432	212
2017	$22.38432	$29.49956	191
AB VPS Large Cap Growth Portfolio - Class B
2008	$14.17100	$8.37714	10,700
2009	$8.37714	$11.28294	9,024
2010	$11.28294	$12.17372	4,167
2011	$12.17372	$11.56797	3,988
2012	$11.56797	$13.19552	2,838
2013	$13.19552	$17.75891	1,668
2014	$17.75891	$19.86007	1,614
2015	$19.86007	$21.62748	1,614
2016	$21.62748	$21.74718	1,614
2017	$21.74718	$28.13160	1,553
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88259	1,513
2017	$9.88259	$9.74994	7,601
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.75100	$8.84469	0
2009	$8.84469	$12.39861	2,025
2010	$12.39861	$13.79476	2,400
2011	$13.79476	$14.17003	2,061
2012	$14.17003	$16.08545	2,061
2013	$16.08545	$17.03867	2,061
2014	$17.03867	$16.73406	2,044
2015	$16.73406	$14.93904	5,210
2016	$14.93904	$17.16373	4,848
2017	$17.16373	$17.51426	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.26400	$9.16554	0
2009	$9.16554	$12.20888	3,117
2010	$12.20888	$13.51353	886
2011	$13.51353	$13.59215	2,966
2012	$13.59215	$15.04114	2,966
2013	$15.04114	$16.83576	2,966
2014	$16.83576	$17.30213	2,949
2015	$17.30213	$15.79780	9,090
2016	$15.79780	$17.69629	7,788
2017	$17.69629	$19.06664	6,398
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.04100	$8.67440	209
2009	$8.67440	$10.74104	31,764
2010	$10.74104	$11.73290	14,308
2011	$11.73290	$11.40620	205
2012	$11.40620	$12.80046	204
2013	$12.80046	$16.12850	203
2014	$16.12850	$16.97236	0
2015	$16.97236	$15.84980	0
2016	$15.84980	$18.07133	0
2017	$18.07133	$19.23539	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.84600	$9.86624	120,919
2009	$9.86624	$13.28241	55,671
2010	$13.28241	$14.14518	24,725
2011	$14.14518	$12.41817	93
2012	$12.41817	$14.42275	93
2013	$14.42275	$17.42299	92
2014	$17.42299	$15.21023	0
2015	$15.21023	$13.97166	0
2016	$13.97166	$14.71067	0
2017	$14.71067	$16.86437	0
Invesco V.I. American Franchise Fund - Series I
2008	$13.56700	$6.79841	0
2009	$6.79841	$11.09100	0
2010	$11.09100	$13.05778	0
2011	$13.05778	$12.03550	0
2012	$12.03550	$13.44600	10,548
2013	$13.44600	$18.51055	9,613
2014	$18.51055	$19.71864	8,954
2015	$19.71864	$20.34058	8,368
2016	$20.34058	$20.43586	8,515
2017	$20.43586	$25.56570	7,790
Invesco V.I. American Franchise Fund - Series II
2008	$13.38200	$6.68890	8,810
2009	$6.68890	$10.88427	2,722
2010	$10.88427	$12.78440	2,619
2011	$12.78440	$11.75672	2,224
2012	$11.75672	$13.09605	904
2013	$13.09605	$17.98484	800
2014	$17.98484	$19.11073	570
2015	$19.11073	$19.66532	504
2016	$19.66532	$19.70897	474
2017	$19.70897	$24.59543	410

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$19.20400	$11.07567	17,153
2009	$11.07567	$15.14615	41,118
2010	$15.14615	$18.18844	24,284
2011	$18.18844	$18.03292	10,399
2012	$18.03292	$20.77971	8,592
2013	$20.77971	$27.40822	7,570
2014	$27.40822	$29.55002	7,325
2015	$29.55002	$26.37903	9,318
2016	$26.37903	$29.93012	9,021
2017	$29.93012	$32.33310	9,224
Invesco V.I. Capital Appreciation Fund - Series I
2008	$14.77100	$8.34418	13,640
2009	$8.34418	$9.92482	14,319
2010	$9.92482	$11.26001	14,247
2011	$11.26001	$10.18668	13,116
2012	$10.18668	$11.69306	0
Invesco V.I. Comstock Fund - Series II
2008	$15.09800	$9.52152	23,102
2009	$9.52152	$12.01062	19,376
2010	$12.01062	$13.65080	14,495
2011	$13.65080	$13.12772	6,547
2012	$13.12772	$15.33604	4,363
2013	$15.33604	$20.43689	3,717
2014	$20.43689	$21.90337	3,638
2015	$21.90337	$20.18398	3,048
2016	$20.18398	$23.19723	3,051
2017	$23.19723	$26.79450	2,944
Invesco V.I. Core Equity Fund - Series I
2008	$11.45500	$7.86092	0
2009	$7.86092	$9.90746	0
2010	$9.90746	$10.66277	0
2011	$10.66277	$10.46840	0
2012	$10.46840	$11.71082	0
2013	$11.71082	$14.86921	0
2014	$14.86921	$15.79677	0
2015	$15.79677	$14.62263	0
2016	$14.62263	$15.83980	0
2017	$15.83980	$17.61133	0
Invesco V.I. Diversified Dividend Fund - Series II
2008	$13.05700	$8.15014	39,292
2009	$8.15014	$9.92279	37,270
2010	$9.92279	$10.74242	37,869
2011	$10.74242	$10.54645	34,809
2012	$10.54645	$12.26300	29,386
2013	$12.26300	$15.75308	27,088
2014	$15.75308	$17.41503	25,385
2015	$17.41503	$17.41846	24,673
2016	$17.41846	$19.59964	22,463
2017	$19.59964	$20.86201	23,342

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$13.50912	1,100
2012	$13.50912	$14.91416	1,100
2013	$14.91416	$18.29714	1,100
2014	$18.29714	$19.55017	1,100
2015	$19.55017	$18.70872	9,009
2016	$18.70872	$21.10627	7,502
2017	$21.10627	$22.97015	7,930
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$10.36323	44,361
2012	$10.36323	$11.54528	43,563
2013	$11.54528	$13.86540	41,065
2014	$13.86540	$13.68669	41,907
2015	$13.68669	$13.22347	19,928
2016	$13.22347	$13.83571	20,127
2017	$13.83571	$16.66406	18,616
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$16.37800	$9.47846	39,186
2009	$9.47846	$10.81157	69,961
2010	$10.81157	$11.88324	54,196
2011	$11.88324	$12.80508	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$19.86782	5,623
2014	$19.86782	$19.82673	5,601
2015	$19.82673	$18.82044	5,842
2016	$18.82044	$20.49165	5,717
2017	$20.49165	$21.36310	6,112
Invesco V.I. High Yield Securities Fund - Series II
2008	$14.17400	$10.69404	7,248
2009	$10.69404	$15.15654	6,291
2010	$15.15654	$16.37135	6,144
2011	$16.37135	$16.34895	5,927
2012	$16.34895	$19.03173	5,351
2013	$19.03173	$19.61183	0
Invesco V.I. Income Builder Fund - Series II
2008	$14.30200	$10.33450	950
2009	$10.33450	$12.67994	1,102
2010	$12.67994	$13.96825	1,100
2011	$13.96825	$14.85023	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.43400	$9.43307	0
2009	$9.43307	$12.06632	0
2010	$12.06632	$13.52643	0
2011	$13.52643	$12.44070	0
2012	$12.44070	$13.55946	0
2013	$13.55946	$17.15852	0
2014	$17.15852	$17.60318	0
2015	$17.60318	$16.59597	0
2016	$16.59597	$18.49429	0
2017	$18.49429	$20.87953	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.44500	$7.54411	0
2009	$7.54411	$11.58890	0
2010	$11.58890	$14.48964	0
2011	$14.48964	$12.90205	0
2012	$12.90205	$14.14744	0
2013	$14.14744	$18.98508	0
2014	$18.98508	$20.08462	0
2015	$20.08462	$19.93578	0
2016	$19.93578	$19.69708	0
2017	$19.69708	$23.63521	0
Invesco V.I. S&P 500 Index Fund - Series II
2008	$14.71600	$9.06854	153,446
2009	$9.06854	$11.23033	140,888
2010	$11.23033	$12.64147	133,752
2011	$12.64147	$12.60941	109,077
2012	$12.60941	$14.30826	90,047
2013	$14.30826	$18.49140	85,159
2014	$18.49140	$20.51843	70,217
2015	$20.51843	$20.31300	68,698
2016	$20.31300	$22.19030	58,046
2017	$22.19030	$26.37864	56,667
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$38.60500	$16.44872	13,712
2009	$16.44872	$27.44449	33,747
2010	$27.44449	$32.09006	17,376
2011	$32.09006	$25.78158	2,753
2012	$25.78158	$30.37873	2,796
2013	$30.37873	$29.53674	5,491
2014	$29.53674	$27.71289	5,985
2015	$27.71289	$24.31290	6,940
2016	$24.31290	$25.49478	6,763
2017	$25.49478	$33.82915	6,100
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$27.42000	655
2015	$27.42000	$23.19587	1,366
2016	$23.19587	$26.19849	672
2017	$26.19849	$28.96618	699
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$18.37600	$9.99566	7,528
2009	$9.99566	$13.01350	4,425
2010	$13.01350	$13.51067	605
2011	$13.51067	$12.78448	626
2012	$12.78448	$14.29708	627
2013	$14.29708	$16.28457	642
2014	$16.28457	$16.34195	657
2015	$16.34195	$15.02690	686
2016	$15.02690	$15.58578	702
2017	$15.58578	$17.77811	703

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$16.07901	1,555
2014	$16.07901	$16.11060	1,372
2015	$16.11060	$14.79290	1,371
2016	$14.79290	$15.33101	111
2017	$15.33101	$17.46587	111
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$16.13400	$8.05301	1,648
2009	$8.05301	$13.09705	1,464
2010	$13.09705	$15.80763	1,413
2011	$15.80763	$15.09472	1,009
2012	$15.09472	$16.95957	1,051
2013	$16.95957	$24.66976	916
2014	$24.66976	$25.77602	875
2015	$25.77602	$28.42044	825
2016	$28.42044	$27.46359	798
2017	$27.46359	$38.62218	735
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$21.58000	$11.28479	4,399
2009	$11.28479	$17.47776	28,660
2010	$17.47776	$22.71820	14,372
2011	$22.71820	$20.72876	4,248
2012	$20.72876	$22.13176	4,279
2013	$22.13176	$29.89174	3,719
2014	$29.89174	$29.94214	3,797
2015	$29.94214	$27.67917	3,658
2016	$27.67917	$24.80431	3,053
2017	$24.80431	$33.81398	2,772
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$20.67600	$12.61342	8,019
2009	$12.61342	$15.90398	8,245
2010	$15.90398	$20.30492	5,127
2011	$20.30492	$21.12831	5,984
2012	$21.12831	$24.04142	5,246
2013	$24.04142	$24.10228	5,528
2014	$24.10228	$30.71471	5,147
2015	$30.71471	$30.82778	4,779
2016	$30.82778	$32.34899	4,729
2017	$32.34899	$32.76810	4,315
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$19.79200	$12.93974	1,028
2009	$12.93974	$15.10537	45,678
2010	$15.10537	$15.83988	20,714
2011	$15.83988	$18.02260	656
2012	$18.02260	$20.96846	655
2013	$20.96846	$24.21221	655
2014	$24.21221	$25.59235	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$17.98000	$9.00778	15,022
2009	$9.00778	$14.95993	12,548
2010	$14.95993	$18.47766	6,719
2011	$18.47766	$16.77359	1,183
2012	$16.77359	$18.39076	1,125
2013	$18.39076	$19.50293	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$17.83900	$10.01572	3,334
2009	$10.01572	$12.53596	2,605
2010	$12.53596	$13.17198	2,614
2011	$13.17198	$11.66499	1,370
2012	$11.66499	$13.53967	592
2013	$13.53967	$16.91921	592
2014	$16.91921	$15.06364	592
2015	$15.06364	$13.99962	592
2016	$13.99962	$13.37527	592
2017	$13.37527	$16.11678	592
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$16.94000	$9.32531	0
2009	$9.32531	$8.90303	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.40800	$11.07873	40,301
2009	$11.07873	$13.30978	33,255
2010	$13.30978	$14.25323	22,246
2011	$14.25323	$14.66227	18,543
2012	$14.66227	$16.39398	17,003
2013	$16.39398	$16.23546	18,365
2014	$16.23546	$17.12901	17,674
2015	$17.12901	$16.45253	22,672
2016	$16.45253	$17.24361	21,430
2017	$17.24361	$18.03445	23,173
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.37900	$8.64466	117,661
2009	$8.64466	$8.96417	107,668
2010	$8.96417	$9.00153	101,812
2011	$9.00153	$9.05989	82,483
2012	$9.05989	$9.17101	84,375
2013	$9.17101	$9.01761	84,485
2014	$9.01761	$8.93269	86,417
2015	$8.93269	$8.74734	58,148
2016	$8.74734	$9.00587	56,863
2017	$9.00587	$8.93264	63,262
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.31000	$10.34987	191,699
2009	$10.34987	$10.16866	33,042
2010	$10.16866	$9.99028	12,406
2011	$9.99028	$9.81548	8,616
2012	$9.81548	$9.64286	9,351
2013	$9.64286	$9.47368	2,433
2014	$9.47368	$9.30746	2,014
2015	$9.30746	$9.14416	1,461
2016	$9.14416	$9.09124	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$15.84100	$8.13064	7,995
2009	$8.13064	$13.64638	6,417
2010	$13.64638	$17.08284	5,902
2011	$17.08284	$15.61312	4,566
2012	$15.61312	$17.19183	4,612
2013	$17.19183	$25.39590	8,314
2014	$25.39590	$26.30592	8,180
2015	$26.30592	$27.99637	10,544
2016	$27.99637	$26.50095	10,517
2017	$26.50095	$38.79356	8,384
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$16.05800	$11.95710	2,127
2009	$11.95710	$14.02940	1,963
2010	$14.02940	$14.67762	1,961
2011	$14.67762	$13.24697	1,705
2012	$13.24697	$13.88144	1,704
2013	$13.88144	$14.76787	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16745	1,322
Putnam VT Growth and Income Fund - Class IB
2008	$13.34700	$8.03760	936
2009	$8.03760	$10.24968	960
2010	$10.24968	$11.51666	985
2011	$11.51666	$10.78874	903
2012	$10.78874	$12.62613	850
2013	$12.62613	$16.82872	732
2014	$16.82872	$18.30615	702
2015	$18.30615	$16.62942	718
2016	$16.62942	$18.79020	716
2017	$18.79020	$19.62725	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05257	2,921
2017	$10.05257	$12.92773	907
Putnam VT International Equity Fund - Class IB
2008	$18.02900	$9.92636	12,121
2009	$9.92636	$12.15329	9,744
2010	$12.15329	$13.13604	7,134
2011	$13.13604	$10.71926	4,756
2012	$10.71926	$12.83745	3,889
2013	$12.83745	$16.15108	3,008
2014	$16.15108	$14.79072	2,649
2015	$14.79072	$14.55010	2,506
2016	$14.55010	$13.94339	1,377
2017	$13.94339	$17.33917	1,168
Putnam VT Small Cap Value Fund - Class IB
2008	$15.21300	$9.06158	8,029
2009	$9.06158	$11.70861	8,516
2010	$11.70861	$14.49093	6,688
2011	$14.49093	$13.56290	2,916
2012	$13.56290	$15.65294	2,279
2013	$15.65294	$21.46737	2,223
2014	$21.46737	$21.81278	2,241
2015	$21.81278	$20.51954	2,095
2016	$20.51954	$25.70086	1,149
2017	$25.70086	$27.23617	1,131

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$12.67600	$7.84086	2,236
2009	$7.84086	$12.62425	1,504
2010	$12.62425	$14.98103	1,504
2011	$14.98103	$12.09028	1,690
2012	$12.09028	$13.56629	1,690
2013	$13.56629	$19.15443	1,690
2014	$19.15443	$20.64566	1,680
2015	$20.64566	$19.04151	1,603
2016	$19.04151	$19.08978	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.68% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME
BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.51900	$7.29149	1,891
2009	$7.29149	$8.61868	1,891
2010	$8.61868	$9.54846	1,891
2011	$9.54846	$9.94778	1,891
2012	$9.94778	$11.45470	1,891
2013	$11.45470	$15.14227	1,891
2014	$15.14227	$16.25382	0
2015	$16.25382	$16.19161	0
2016	$16.19161	$17.66414	0
2017	$17.66414	$20.57660	0
AB VPS Growth Portfolio - Class B
2008	$11.25400	$6.34462	290
2009	$6.34462	$8.27961	0
2010	$8.27961	$9.33520	0
2011	$9.33520	$9.25782	0
2012	$9.25782	$10.32697	0
2013	$10.32697	$13.56357	0
2014	$13.56357	$15.04861	0
2015	$15.04861	$16.08364	0
2016	$16.08364	$15.93209	0
2017	$15.93209	$20.99218	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$10.01300	$5.91782	2,346
2009	$5.91782	$7.96894	2,344
2010	$7.96894	$8.59637	2,344
2011	$8.59637	$8.16698	2,343
2012	$8.16698	$9.31416	2,342
2013	$9.31416	$12.53277	2,397
2014	$12.53277	$14.01280	352
2015	$14.01280	$15.25680	351
2016	$15.25680	$15.33817	350
2017	$15.33817	$19.83711	348
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.88127	0
2017	$9.88127	$9.74669	0
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.74200	$8.83641	0
2009	$8.83641	$12.38452	0
2010	$12.38452	$13.77635	0
2011	$13.77635	$14.14829	0
2012	$14.14829	$16.05757	0
2013	$16.05757	$17.00571	0
2014	$17.00571	$16.69835	0
2015	$16.69835	$14.90419	0
2016	$14.90419	$17.12027	0
2017	$17.12027	$17.46877	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.25400	$9.15693	0
2009	$9.15693	$12.19498	0
2010	$12.19498	$13.49545	0
2011	$13.49545	$13.57125	0
2012	$13.57125	$15.01498	0
2013	$15.01498	$16.80312	0
2014	$16.80312	$17.26513	0
2015	$17.26513	$15.76087	0
2016	$15.76087	$17.65141	0
2017	$17.65141	$19.01450	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.03000	$8.66626	0
2009	$8.66626	$10.72883	0
2010	$10.72883	$11.71721	0
2011	$11.71721	$11.38867	0
2012	$11.38867	$12.77823	0
2013	$12.77823	$16.09726	0
2014	$16.09726	$16.93611	0
2015	$16.93611	$15.81277	0
2016	$15.81277	$18.02552	0
2017	$18.02552	$19.18281	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.83500	$9.85783	1,694
2009	$9.85783	$13.26846	1,694
2010	$13.26846	$14.12749	1,694
2011	$14.12749	$12.40016	1,694
2012	$12.40016	$14.39895	1,694
2013	$14.39895	$17.39076	1,694
2014	$17.39076	$15.17905	0
2015	$15.17905	$13.94023	0
2016	$13.94023	$14.67467	0
2017	$14.67467	$16.81975	0
Invesco V.I. American Franchise Fund - Series I
2008	$9.40800	$4.71340	0
2009	$4.71340	$7.68795	0
2010	$7.68795	$9.04947	0
2011	$9.04947	$8.33932	0
2012	$8.33932	$9.31478	181
2013	$9.31478	$12.82069	0
2014	$12.82069	$13.65471	0
2015	$13.65471	$14.08256	0
2016	$14.08256	$14.14571	0
2017	$14.14571	$17.69306	0
Invesco V.I. American Franchise Fund - Series II
2008	$9.25400	$4.62454	4,082
2009	$4.62454	$7.52361	3,940
2010	$7.52361	$8.83529	3,937
2011	$8.83529	$8.12343	2,273
2012	$8.12343	$9.04705	2,276
2013	$9.04705	$12.42186	2,111
2014	$12.42186	$13.19685	0
2015	$13.19685	$13.57711	0
2016	$13.57711	$13.60453	0
2017	$13.60453	$16.97413	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.08200	$8.69644	3,423
2009	$8.69644	$11.89012	2,529
2010	$11.89012	$14.27553	2,481
2011	$14.27553	$14.15063	996
2012	$14.15063	$16.30280	989
2013	$16.30280	$21.49893	919
2014	$21.49893	$23.17431	0
2015	$23.17431	$20.68335	0
2016	$20.68335	$23.46302	0
2017	$23.46302	$25.34173	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.21100	$6.33171	3,518
2009	$6.33171	$7.52961	3,380
2010	$7.52961	$8.54087	3,380
2011	$8.54087	$7.72518	198
2012	$7.72518	$8.86699	0
Invesco V.I. Comstock Fund - Series II
2008	$13.29800	$8.38460	4,769
2009	$8.38460	$10.57439	2,590
2010	$10.57439	$12.01604	2,584
2011	$12.01604	$11.55330	1,093
2012	$11.55330	$13.49408	1,091
2013	$13.49408	$17.97869	590
2014	$17.97869	$19.26493	589
2015	$19.26493	$17.74910	588
2016	$17.74910	$20.39479	587
2017	$20.39479	$23.55277	586
Invesco V.I. Core Equity Fund - Series I
2008	$11.45100	$7.85671	4,031
2009	$7.85671	$9.90017	3,344
2010	$9.90017	$10.65280	3,344
2011	$10.65280	$10.45653	1,647
2012	$10.45653	$11.69521	1,647
2013	$11.69521	$14.84641	1,647
2014	$14.84641	$15.76940	0
2015	$15.76940	$14.59438	0
2016	$14.59438	$15.80605	0
2017	$15.80605	$17.57030	0
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.42900	$7.13272	3,375
2009	$7.13272	$8.68233	3,018
2010	$8.68233	$9.39763	3,014
2011	$9.39763	$9.22435	3,011
2012	$9.22435	$10.72358	3,008
2013	$10.72358	$13.77277	2,784
2014	$13.77277	$15.22276	901
2015	$15.22276	$15.22270	900
2016	$15.22270	$17.12552	898
2017	$17.12552	$18.22490	524

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.51714	462
2012	$12.51714	$13.81624	461
2013	$13.81624	$16.94680	0
2014	$16.94680	$18.10372	0
2015	$18.10372	$17.32105	0
2016	$17.32105	$19.53688	0
2017	$19.53688	$21.25794	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.97192	203
2012	$9.97192	$11.10710	202
2013	$11.10710	$13.33651	0
2014	$13.33651	$13.16198	0
2015	$13.16198	$12.71397	0
2016	$12.71397	$13.29998	0
2017	$13.29998	$16.01562	0
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.77200	$9.12603	1,921
2009	$9.12603	$10.40749	1,646
2010	$10.40749	$11.43682	1,645
2011	$11.43682	$12.32323	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.46774	984
2014	$14.46774	$14.43493	0
2015	$14.43493	$13.69955	0
2016	$13.69955	$14.91306	0
2017	$14.91306	$15.54418	0
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.33400	$7.79518	1,161
2009	$7.79518	$11.04582	1,078
2010	$11.04582	$11.92875	1,078
2011	$11.92875	$11.91006	1,077
2012	$11.91006	$13.86166	1,077
2013	$13.86166	$14.28328	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.26300	$9.58138	464
2009	$9.58138	$11.75355	463
2010	$11.75355	$12.94515	462
2011	$12.94515	$13.76163	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.42400	$9.42421	0
2009	$9.42421	$12.05257	0
2010	$12.05257	$13.50832	0
2011	$13.50832	$12.42156	0
2012	$12.42156	$13.53589	0
2013	$13.53589	$17.12528	0
2014	$17.12528	$17.56557	0
2015	$17.56557	$16.55720	0
2016	$16.55720	$18.44740	0
2017	$18.44740	$20.82243	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.43500	$7.53701	0
2009	$7.53701	$11.57568	0
2010	$11.57568	$14.47022	0
2011	$14.47022	$12.88218	0
2012	$12.88218	$14.12285	0
2013	$14.12285	$18.94829	0
2014	$18.94829	$20.04168	0
2015	$20.04168	$19.88920	0
2016	$19.88920	$19.64714	0
2017	$19.64714	$23.57057	0
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.64400	$7.17425	3,124
2009	$7.17425	$8.88270	3,123
2010	$8.88270	$9.99685	3,123
2011	$9.99685	$9.96952	3,122
2012	$9.96952	$11.31043	3,122
2013	$11.31043	$14.61420	3,121
2014	$14.61420	$16.21297	3,121
2015	$16.21297	$16.04743	3,120
2016	$16.04743	$17.52702	3,120
2017	$17.52702	$20.83103	109
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$37.90600	$16.14788	709
2009	$16.14788	$26.93716	709
2010	$26.93716	$31.49055	709
2011	$31.49055	$25.29488	0
2012	$25.29488	$29.79926	0
2013	$29.79926	$28.96754	0
2014	$28.96754	$27.17340	0
2015	$27.17340	$23.83484	0
2016	$23.83484	$24.98850	0
2017	$24.98850	$33.15075	0
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$18.41130	0
2015	$18.41130	$15.57188	0
2016	$15.57188	$17.58411	0
2017	$17.58411	$19.43788	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$16.16700	$8.79245	0
2009	$8.79245	$11.44474	0
2010	$11.44474	$11.87961	0
2011	$11.87961	$11.23884	0
2012	$11.23884	$12.56604	0
2013	$12.56604	$14.31004	0
2014	$14.31004	$14.35758	0
2015	$14.35758	$13.19958	0
2016	$13.19958	$13.68775	0
2017	$13.68775	$15.61000	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.31527	0
2014	$14.31527	$14.34053	0
2015	$14.34053	$13.16497	0
2016	$13.16497	$13.64113	0
2017	$13.64113	$15.53759	0
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.32100	$6.14894	0
2009	$6.14894	$9.99836	0
2010	$9.99836	$12.06522	0
2011	$12.06522	$11.51877	0
2012	$11.51877	$12.93924	0
2013	$12.93924	$18.81796	0
2014	$18.81796	$19.65787	0
2015	$19.65787	$21.67029	0
2016	$21.67029	$20.93654	0
2017	$20.93654	$29.43728	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.13400	$9.48087	275
2009	$9.48087	$14.68093	229
2010	$14.68093	$19.07899	191
2011	$19.07899	$17.40477	0
2012	$17.40477	$18.57905	0
2013	$18.57905	$25.08836	0
2014	$25.08836	$25.12564	0
2015	$25.12564	$23.22204	0
2016	$23.22204	$20.80597	0
2017	$20.80597	$28.35769	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$22.93500	$13.98888	798
2009	$13.98888	$17.63472	740
2010	$17.63472	$22.51009	740
2011	$22.51009	$23.41822	78
2012	$23.41822	$26.64173	77
2013	$26.64173	$26.70382	77
2014	$26.70382	$34.02318	77
2015	$34.02318	$34.14161	76
2016	$34.14161	$35.81920	76
2017	$35.81920	$36.27603	76
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.30800	$8.69889	0
2009	$8.69889	$10.15273	0
2010	$10.15273	$10.64430	0
2011	$10.64430	$12.10865	0
2012	$12.10865	$14.08501	0
2013	$14.08501	$16.26066	0
2014	$16.26066	$17.18647	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$14.18000	$7.10226	3,875
2009	$7.10226	$11.79293	3,307
2010	$11.79293	$14.56305	3,307
2011	$14.56305	$13.21736	3,307
2012	$13.21736	$14.48875	3,307
2013	$14.48875	$15.36397	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.80200	$8.87012	1,775
2009	$8.87012	$11.09988	1,680
2010	$11.09988	$11.66071	1,684
2011	$11.66071	$10.32457	95
2012	$10.32457	$11.98143	98
2013	$11.98143	$14.96904	0
2014	$14.96904	$13.32468	0
2015	$13.32468	$12.38102	0
2016	$12.38102	$11.82648	0
2017	$11.82648	$14.24770	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.73400	$7.55870	545
2009	$7.55870	$7.21596	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.82600	$11.44948	3,529
2009	$11.44948	$13.75244	2,944
2010	$13.75244	$14.72431	2,951
2011	$14.72431	$15.14385	77
2012	$15.14385	$16.92904	76
2013	$16.92904	$16.76200	154
2014	$16.76200	$17.68100	152
2015	$17.68100	$16.97933	151
2016	$16.97933	$17.79220	149
2017	$17.79220	$18.60450	148
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.71700	$8.92413	13,501
2009	$8.92413	$9.25213	10,704
2010	$9.25213	$9.28883	10,787
2011	$9.28883	$9.34719	6,142
2012	$9.34719	$9.45996	6,142
2013	$9.45996	$9.29988	5,961
2014	$9.29988	$9.21048	1,763
2015	$9.21048	$9.01755	1,763
2016	$9.01755	$9.28223	1,763
2017	$9.28223	$9.20492	23,203
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.31200	$10.35026	3,113
2009	$10.35026	$10.16700	1,102
2010	$10.16700	$9.98666	704
2011	$9.98666	$9.80996	318
2012	$9.80996	$9.63551	314
2013	$9.63551	$9.46456	0
2014	$9.46456	$9.29665	0
2015	$9.29665	$9.13171	0
2016	$9.13171	$9.07828	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.88800	$6.61401	2,619
2009	$6.61401	$11.09868	2,602
2010	$11.09868	$13.89078	2,593
2011	$13.89078	$12.69315	2,583
2012	$12.69315	$13.97381	2,592
2013	$13.97381	$20.63810	5,865
2014	$20.63810	$21.37336	3,779
2015	$21.37336	$22.74229	3,778
2016	$22.74229	$21.52323	3,777
2017	$21.52323	$31.50062	0
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.31400	$10.65616	502
2009	$10.65616	$12.50049	500
2010	$12.50049	$13.07544	475
2011	$13.07544	$11.79861	474
2012	$11.79861	$12.36123	474
2013	$12.36123	$13.14975	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16602	171
Putnam VT Growth and Income Fund - Class IB
2008	$11.14000	$6.70724	4,377
2009	$6.70724	$8.55148	4,395
2010	$8.55148	$9.60664	4,366
2011	$9.60664	$8.99765	3,196
2012	$8.99765	$10.52789	3,184
2013	$10.52789	$14.02929	3,002
2014	$14.02929	$15.25791	3,002
2015	$15.25791	$13.85760	3,002
2016	$13.85760	$15.65510	3,001
2017	$15.65510	$16.35130	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05233	529
2017	$10.05233	$12.92485	0
Putnam VT International Equity Fund - Class IB
2008	$15.71500	$8.65069	4,125
2009	$8.65069	$10.58930	3,554
2010	$10.58930	$11.44330	3,616
2011	$11.44330	$9.33609	2,631
2012	$9.33609	$11.17871	2,630
2013	$11.17871	$14.06138	2,075
2014	$14.06138	$12.87446	2,075
2015	$12.87446	$12.66249	2,074
2016	$12.66249	$12.13207	2,074
2017	$12.13207	$15.08373	0
Putnam VT Small Cap Value Fund - Class IB
2008	$13.78100	$8.20728	326
2009	$8.20728	$10.60263	329
2010	$10.60263	$13.11950	285
2011	$13.11950	$12.27683	0
2012	$12.27683	$14.16586	0
2013	$14.16586	$19.42401	0
2014	$19.42401	$19.73260	0
2015	$19.73260	$18.55898	0
2016	$18.55898	$23.24061	0
2017	$23.24061	$24.62403	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.26500	$5.72961	2,000
2009	$5.72961	$9.22318	1,999
2010	$9.22318	$10.94283	1,998
2011	$10.94283	$8.82953	1,184
2012	$8.82953	$9.90548	1,183
2013	$9.90548	$13.98288	1,183
2014	$13.98288	$15.06848	381
2015	$15.06848	$13.89489	380
2016	$13.89489	$13.92765	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE PERFORMANCE DEATH
BENEFIT OPTION
Mortality & Expense = 1.73

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.49400	$7.27500	30,384
2009	$7.27500	$8.59661	29,534
2010	$8.59661	$9.52115	27,054
2011	$9.52115	$9.91636	26,977
2012	$9.91636	$11.41508	26,032
2013	$11.41508	$15.08539	25,692
2014	$15.08539	$16.18791	17,612
2015	$16.18791	$16.12113	7,027
2016	$16.12113	$17.58198	6,934
2017	$17.58198	$20.47475	5,203
AB VPS Growth Portfolio - Class B
2008	$11.23200	$6.33026	763
2009	$6.33026	$8.25839	762
2010	$8.25839	$9.30848	761
2011	$9.30848	$9.22856	336
2012	$9.22856	$10.29123	92
2013	$10.29123	$13.51258	0
2014	$13.51258	$14.98754	0
2015	$14.98754	$16.01357	0
2016	$16.01357	$15.85793	0
2017	$15.85793	$20.88824	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$9.99300	$5.90445	5,609
2009	$5.90445	$7.94857	5,474
2010	$7.94857	$8.57182	5,372
2011	$8.57182	$8.14123	5,275
2012	$8.14123	$9.28200	4,318
2013	$9.28200	$12.48576	3,911
2014	$12.48576	$13.95604	3,839
2015	$13.95604	$15.19044	3,839
2016	$15.19044	$15.26690	3,839
2017	$15.26690	$19.73904	1,919
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87928	0
2017	$9.87928	$9.74182	0
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.72900	$8.82396	1,974
2009	$8.82396	$12.36337	1,974
2010	$12.36337	$13.74868	1,974
2011	$13.74868	$14.11565	1,974
2012	$14.11565	$16.01570	1,974
2013	$16.01570	$16.95630	1,974
2014	$16.95630	$16.64485	1,974
2015	$16.64485	$14.85197	0
2016	$14.85197	$17.05518	0
2017	$17.05518	$17.40065	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.23900	$9.14406	1,881
2009	$9.14406	$12.17420	1,881
2010	$12.17420	$13.46841	1,881
2011	$13.46841	$13.54001	1,881
2012	$13.54001	$14.97593	1,881
2013	$14.97593	$16.75439	1,881
2014	$16.75439	$17.20989	1,881
2015	$17.20989	$15.70572	0
2016	$15.70572	$17.58438	0
2017	$17.58438	$18.93661	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.01500	$8.65407	856
2009	$8.65407	$10.71052	860
2010	$10.71052	$11.69370	922
2011	$11.69370	$11.36240	877
2012	$11.36240	$12.74492	727
2013	$12.74492	$16.05048	0
2014	$16.05048	$16.88182	0
2015	$16.88182	$15.75735	0
2016	$15.75735	$17.95697	0
2017	$17.95697	$19.10414	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.81500	$9.84321	3,840
2009	$9.84321	$13.24479	5,129
2010	$13.24479	$14.09806	5,128
2011	$14.09806	$12.37063	5,126
2012	$12.37063	$14.36034	4,733
2013	$14.36034	$17.33893	4,586
2014	$17.33893	$15.12928	4,586
2015	$15.12928	$13.89036	1,285
2016	$13.89036	$14.61779	1,285
2017	$14.61779	$16.74953	1,285
Invesco V.I. American Franchise Fund - Series I
2008	$9.39000	$4.70276	0
2009	$4.70276	$7.66830	0
2010	$7.66830	$9.02362	0
2011	$9.02362	$8.31302	0
2012	$8.31302	$9.28260	1,805
2013	$9.28260	$12.77260	1,805
2014	$12.77260	$13.59940	1,805
2015	$13.59940	$14.02131	1,805
2016	$14.02131	$14.07997	1,805
2017	$14.07997	$17.60558	1,805
Invesco V.I. American Franchise Fund - Series II
2008	$9.23500	$4.61410	4,469
2009	$4.61410	$7.50436	4,427
2010	$7.50436	$8.81004	4,088
2011	$8.81004	$8.09779	4,006
2012	$8.09779	$9.01578	1,974
2013	$9.01578	$12.37521	1,917
2014	$12.37521	$13.14334	1,855
2015	$13.14334	$13.51800	1,782
2016	$13.51800	$13.54125	1,679
2017	$13.54125	$16.89013	1,679

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.05200	$8.67677	5,795
2009	$8.67677	$11.85967	5,564
2010	$11.85967	$14.23471	4,009
2011	$14.23471	$14.10595	3,869
2012	$14.10595	$16.24644	3,614
2013	$16.24644	$21.41819	3,506
2014	$21.41819	$23.08035	3,401
2015	$23.08035	$20.59331	3,338
2016	$20.59331	$23.35390	3,249
2017	$23.35390	$25.21632	2,334
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.18900	$6.31740	1,993
2009	$6.31740	$7.51036	1,968
2010	$7.51036	$8.51647	1,968
2011	$8.51647	$7.70082	1,968
2012	$7.70082	$8.83816	0
Invesco V.I. Comstock Fund - Series II
2008	$13.27600	$8.36787	16,968
2009	$8.36787	$10.55013	16,520
2010	$10.55013	$11.98487	14,874
2011	$11.98487	$11.51988	14,433
2012	$11.51988	$13.45100	12,862
2013	$13.45100	$17.91593	10,553
2014	$17.91593	$19.19191	10,507
2015	$19.19191	$17.67651	5,521
2016	$17.67651	$20.30529	5,444
2017	$20.30529	$23.44241	3,852
Invesco V.I. Core Equity Fund - Series I
2008	$11.44600	$7.85040	1,587
2009	$7.85040	$9.88925	1,529
2010	$9.88925	$10.63786	1,529
2011	$10.63786	$10.43873	1,529
2012	$10.43873	$11.67178	0
2013	$11.67178	$14.81222	0
2014	$14.81222	$15.72837	0
2015	$15.72837	$14.55203	0
2016	$14.55203	$15.75546	0
2017	$15.75546	$17.50883	0
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.40700	$7.11661	5,303
2009	$7.11661	$8.66013	4,901
2010	$8.66013	$9.37078	4,448
2011	$9.37078	$9.19524	4,310
2012	$9.19524	$10.68651	4,094
2013	$10.68651	$13.72104	3,937
2014	$13.72104	$15.16104	3,805
2015	$15.16104	$15.15644	3,721
2016	$15.15644	$17.04587	3,633
2017	$17.04587	$18.13472	1,667

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.47765	985
2012	$12.47765	$13.76849	985
2013	$13.76849	$16.88317	985
2014	$16.88317	$18.03035	985
2015	$18.03035	$17.24567	985
2016	$17.24567	$19.44604	985
2017	$19.44604	$21.15276	985
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.94047	6,122
2012	$9.94047	$11.06875	5,985
2013	$11.06875	$13.28647	4,870
2014	$13.28647	$13.10866	4,870
2015	$13.10866	$12.65867	2,086
2016	$12.65867	$13.23816	2,086
2017	$13.23816	$15.93641	0
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.74200	$9.10543	7,669
2009	$9.10543	$10.38089	7,523
2010	$10.38089	$11.40417	6,122
2011	$11.40417	$12.28684	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.41341	2,024
2014	$14.41341	$14.37643	2,024
2015	$14.37643	$13.63995	2,024
2016	$13.63995	$14.84374	2,024
2017	$14.84374	$15.46730	2,024
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.31400	$7.77758	2,703
2009	$7.77758	$11.01758	2,376
2010	$11.01758	$11.89469	2,024
2011	$11.89469	$11.87250	2,024
2012	$11.87250	$13.81377	2,024
2013	$13.81377	$14.23257	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.23700	$9.55973	1,885
2009	$9.55973	$11.72348	1,883
2010	$11.72348	$12.90816	1,881
2011	$12.90816	$13.72097	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.40900	$9.41094	3,834
2009	$9.41094	$12.03198	3,834
2010	$12.03198	$13.48120	3,834
2011	$13.48120	$12.39291	3,834
2012	$12.39291	$13.50062	3,834
2013	$13.50062	$17.07553	3,834
2014	$17.07553	$17.50928	3,834
2015	$17.50928	$16.49918	0
2016	$16.49918	$18.37726	0
2017	$18.37726	$20.73707	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.42100	$7.52742	821
2009	$7.52742	$11.55748	821
2010	$11.55748	$14.44314	820
2011	$14.44314	$12.85421	579
2012	$12.85421	$14.08792	158
2013	$14.08792	$18.89577	0
2014	$18.89577	$19.98015	0
2015	$19.98015	$19.82217	0
2016	$19.82217	$19.57506	132
2017	$19.57506	$23.47709	125
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.62200	$7.15806	4,505
2009	$7.15806	$8.85998	4,505
2010	$8.85998	$9.96831	4,505
2011	$9.96831	$9.93808	4,505
2012	$9.93808	$11.27138	1,661
2013	$11.27138	$14.55939	0
2014	$14.55939	$16.14731	0
2015	$16.14731	$15.97765	0
2016	$15.97765	$17.44558	0
2017	$17.44558	$20.72806	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$37.83200	$16.11140	1,736
2009	$16.11140	$26.86823	1,665
2010	$26.86823	$31.40057	1,646
2011	$31.40057	$25.21503	1,682
2012	$25.21503	$29.69626	1,637
2013	$29.69626	$28.85875	1,312
2014	$28.85875	$27.06322	1,312
2015	$27.06322	$23.73107	0
2016	$23.73107	$24.87227	0
2017	$24.87227	$32.98670	0
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$18.33670	5,588
2015	$18.33670	$15.50413	3,424
2016	$15.50413	$17.50236	3,336
2017	$17.50236	$19.34173	3,387
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$16.13500	$8.77259	0
2009	$8.77259	$11.41546	0
2010	$11.41546	$11.84566	0
2011	$11.84566	$11.20336	0
2012	$11.20336	$12.52261	0
2013	$12.52261	$14.25630	0
2014	$14.25630	$14.29937	0
2015	$14.29937	$13.14211	0
2016	$13.14211	$13.62409	0
2017	$13.62409	$15.53276	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.26155	18,352
2014	$14.26155	$14.28242	18,461
2015	$14.28242	$13.10768	18,536
2016	$13.10768	$13.57771	10,105
2017	$13.57771	$15.46072	4,515
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.29700	$6.13504	736
2009	$6.13504	$9.97278	736
2010	$9.97278	$12.03075	736
2011	$12.03075	$11.48245	736
2012	$11.48245	$12.89456	201
2013	$12.89456	$18.74735	0
2014	$18.74735	$19.57824	0
2015	$19.57824	$21.57604	0
2016	$21.57604	$20.83922	0
2017	$20.83922	$29.29171	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.10300	$9.46193	2,231
2009	$9.46193	$14.64721	2,231
2010	$14.64721	$19.02946	2,231
2011	$19.02946	$17.35437	2,231
2012	$17.35437	$18.51968	1,362
2013	$18.51968	$25.00068	1,036
2014	$25.00068	$25.03031	1,036
2015	$25.03031	$23.12701	1,036
2016	$23.12701	$20.71461	1,036
2017	$20.71461	$28.22471	1,036
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$22.89000	$13.95726	1,909
2009	$13.95726	$17.58957	1,552
2010	$17.58957	$22.44575	1,449
2011	$22.44575	$23.34430	1,407
2012	$23.34430	$26.54964	1,292
2013	$26.54964	$26.60354	923
2014	$26.60354	$33.88527	909
2015	$33.88527	$33.99301	0
2016	$33.99301	$35.65265	0
2017	$35.65265	$36.09656	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.28200	$8.67926	5,700
2009	$8.67926	$10.12676	5,761
2010	$10.12676	$10.61388	5,831
2011	$10.61388	$12.07043	5,670
2012	$12.07043	$14.03635	5,578
2013	$14.03635	$16.19963	5,673
2014	$16.19963	$17.12034	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$14.15200	$7.08619	870
2009	$7.08619	$11.76272	807
2010	$11.76272	$14.52139	366
2011	$14.52139	$13.17559	366
2012	$13.17559	$14.43863	100
2013	$14.43863	$15.30936	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.77100	$8.85008	2,412
2009	$8.85008	$11.07148	2,257
2010	$11.07148	$11.62739	2,122
2011	$11.62739	$10.29197	1,994
2012	$10.29197	$11.94001	202
2013	$11.94001	$14.91280	95
2014	$14.91280	$13.27064	0
2015	$13.27064	$12.32709	0
2016	$12.32709	$11.77145	0
2017	$11.77145	$14.17716	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.70700	$7.54160	1,642
2009	$7.54160	$7.19896	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.80100	$11.42365	5,585
2009	$11.42365	$13.71730	4,177
2010	$13.71730	$14.68228	4,170
2011	$14.68228	$15.09611	4,163
2012	$15.09611	$16.87058	2,717
2013	$16.87058	$16.69911	2,711
2014	$16.69911	$17.60937	2,705
2015	$17.60937	$16.90547	955
2016	$16.90547	$17.70950	948
2017	$17.70950	$18.51247	942
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.69600	$8.90395	7,525
2009	$8.90395	$9.22844	7,079
2010	$9.22844	$9.26227	7,105
2011	$9.26227	$9.31767	7,044
2012	$9.31767	$9.42724	6,980
2013	$9.42724	$9.26492	6,233
2014	$9.26492	$9.17310	6,220
2015	$9.17310	$8.97826	2,254
2016	$8.97826	$9.23901	2,185
2017	$9.23901	$9.15931	2,306
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.29200	$10.32684	1,405
2009	$10.32684	$10.14096	135
2010	$10.14096	$9.95809	104
2011	$9.95809	$9.77897	75
2012	$9.77897	$9.60218	47
2013	$9.60218	$9.42899	23
2014	$9.42899	$9.25893	1
2015	$9.25893	$9.09193	0
2016	$9.09193	$9.03783	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.86300	$6.59906	6,900
2009	$6.59906	$11.07026	6,411
2010	$11.07026	$13.85107	4,679
2011	$13.85107	$12.65308	4,702
2012	$12.65308	$13.92550	4,778
2013	$13.92550	$20.56058	4,628
2014	$20.56058	$21.28668	4,647
2015	$21.28668	$22.64327	4,525
2016	$22.64327	$21.42310	4,623
2017	$21.42310	$31.34471	4,464
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.28600	$10.63210	21,924
2009	$10.63210	$12.46852	21,478
2010	$12.46852	$13.03810	21,000
2011	$13.03810	$11.76139	21,107
2012	$11.76139	$12.31854	19,325
2013	$12.31854	$13.10308	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16389	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.11800	$6.69208	697
2009	$6.69208	$8.52958	697
2010	$8.52958	$9.57915	697
2011	$9.57915	$8.96921	697
2012	$8.96921	$10.49146	191
2013	$10.49146	$13.97654	0
2014	$13.97654	$15.19598	0
2015	$15.19598	$13.79722	0
2016	$13.79722	$15.58223	0
2017	$15.58223	$16.27340	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05199	0
2017	$10.05199	$12.92055	0
Putnam VT International Equity Fund - Class IB
2008	$15.68400	$8.63114	8,945
2009	$8.63114	$10.56221	8,549
2010	$10.56221	$11.41059	8,617
2011	$11.41059	$9.30661	8,497
2012	$9.30661	$11.14007	8,306
2013	$11.14007	$14.00857	7,338
2014	$14.00857	$12.82226	7,345
2015	$12.82226	$12.60735	7,331
2016	$12.60735	$12.07564	7,379
2017	$12.07564	$15.00907	5,586
Putnam VT Small Cap Value Fund - Class IB
2008	$13.75800	$8.19087	4,668
2009	$8.19087	$10.57825	4,323
2010	$10.57825	$13.08542	4,288
2011	$13.08542	$12.24128	4,046
2012	$12.24128	$14.12059	3,839
2013	$14.12059	$19.35614	3,745
2014	$19.35614	$19.65774	3,721
2015	$19.65774	$18.48302	1,770
2016	$18.48302	$23.13856	1,770
2017	$23.13856	$24.50858	885

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.24700	$5.71668	1,991
2009	$5.71668	$9.19960	1,981
2010	$9.19960	$10.91159	1,970
2011	$10.91159	$8.80169	1,959
2012	$8.80169	$9.87127	230
2013	$9.87127	$13.93042	220
2014	$13.93042	$15.00744	209
2015	$15.00744	$13.83446	197
2016	$13.83446	$13.86341	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.73% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE DEATH BENEFIT
COMBINATION OPTION
Mortality & Expense = 1.74

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.48600	$7.26952	49,783
2009	$7.26952	$8.58928	29,198
2010	$8.58928	$9.51208	26,242
2011	$9.51208	$9.90591	22,417
2012	$9.90591	$11.40192	19,015
2013	$11.40192	$15.06649	14,088
2014	$15.06649	$16.16600	13,694
2015	$16.16600	$16.09768	13,205
2016	$16.09768	$17.55468	12,052
2017	$17.55468	$20.44093	11,132
AB VPS Growth Portfolio - Class B
2008	$11.22500	$6.32550	1,080
2009	$6.32550	$8.25135	952
2010	$8.25135	$9.29962	951
2011	$9.29962	$9.21885	950
2012	$9.21885	$10.27937	0
2013	$10.27937	$13.49568	0
2014	$13.49568	$14.96728	315
2015	$14.96728	$15.99031	0
2016	$15.99031	$15.83333	0
2017	$15.83333	$20.85375	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$9.98700	$5.90001	17,794
2009	$5.90001	$7.94179	3,521
2010	$7.94179	$8.56366	3,521
2011	$8.56366	$8.13267	3,521
2012	$8.13267	$9.27131	906
2013	$9.27131	$12.47014	906
2014	$12.47014	$13.93719	1,096
2015	$13.93719	$15.16840	906
2016	$15.16840	$15.24323	8,803
2017	$15.24323	$19.70649	8,803
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87862	8,127
2017	$9.87862	$9.74020	7,990
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.72600	$8.82065	2,668
2009	$8.82065	$12.35750	0
2010	$12.35750	$13.74077	0
2011	$13.74077	$14.10613	0
2012	$14.10613	$16.00328	0
2013	$16.00328	$16.94146	0
2014	$16.94146	$16.62861	0
2015	$16.62861	$14.83600	0
2016	$14.83600	$17.03515	0
2017	$17.03515	$17.37965	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.23500	$9.13982	7,181
2009	$9.13982	$12.16732	4,976
2010	$12.16732	$13.45946	4,976
2011	$13.45946	$13.52966	4,976
2012	$13.52966	$14.96298	4,976
2013	$14.96298	$16.73823	4,976
2014	$16.73823	$17.19157	4,976
2015	$17.19157	$15.68744	4,976
2016	$15.68744	$17.56217	4,976
2017	$17.56217	$18.91081	4,976
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.01100	$8.65062	7,660
2009	$8.65062	$10.70518	1,205
2010	$10.70518	$11.68672	0
2011	$11.68672	$11.35448	0
2012	$11.35448	$12.73477	457
2013	$12.73477	$16.03611	456
2014	$16.03611	$16.86502	0
2015	$16.86502	$15.74010	0
2016	$15.74010	$17.93554	0
2017	$17.93554	$19.07944	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.80900	$9.83892	9,961
2009	$9.83892	$13.23769	2,943
2010	$13.23769	$14.08909	2,255
2011	$14.08909	$12.36152	1,747
2012	$12.36152	$14.34833	2,025
2013	$14.34833	$17.32270	2,956
2014	$17.32270	$15.11360	2,372
2015	$15.11360	$13.87456	2,097
2016	$13.87456	$14.59971	1,225
2017	$14.59971	$16.72715	1,173
Invesco V.I. American Franchise Fund - Series I
2008	$9.38300	$4.69921	1,150
2009	$4.69921	$7.66174	1,150
2010	$7.66174	$9.01502	1,149
2011	$9.01502	$8.30427	229
2012	$8.30427	$9.27191	1,139
2013	$9.27191	$12.75660	228
2014	$12.75660	$13.58099	228
2015	$13.58099	$14.00094	228
2016	$14.00094	$14.05812	228
2017	$14.05812	$17.57649	227
Invesco V.I. American Franchise Fund - Series II
2008	$9.22900	$4.61061	16,096
2009	$4.61061	$7.49796	15,249
2010	$7.49796	$8.80164	12,288
2011	$8.80164	$8.08926	12,695
2012	$8.08926	$9.00539	9,946
2013	$9.00539	$12.35971	4,994
2014	$12.35971	$13.12557	4,721
2015	$13.12557	$13.49836	4,585
2016	$13.49836	$13.52022	4,469
2017	$13.52022	$16.86221	4,357

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$15.04200	$8.67025	28,860
2009	$8.67025	$11.84958	17,687
2010	$11.84958	$14.22118	17,281
2011	$14.22118	$14.09112	13,718
2012	$14.09112	$16.22773	9,229
2013	$16.22773	$21.39139	9,819
2014	$21.39139	$23.04916	9,562
2015	$23.04916	$20.56343	9,201
2016	$20.56343	$23.31768	8,364
2017	$23.31768	$25.17470	8,186
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.18100	$6.31263	3,240
2009	$6.31263	$7.50393	2,218
2010	$7.50393	$8.50834	2,221
2011	$8.50834	$7.69269	2,105
2012	$7.69269	$8.82854	0
Invesco V.I. Comstock Fund - Series II
2008	$13.26800	$8.36230	30,661
2009	$8.36230	$10.54204	22,053
2010	$10.54204	$11.97448	21,851
2011	$11.97448	$11.50873	18,912
2012	$11.50873	$13.43664	18,819
2013	$13.43664	$17.89500	14,006
2014	$17.89500	$19.16757	12,197
2015	$19.16757	$17.65234	12,061
2016	$17.65234	$20.27551	11,916
2017	$20.27551	$23.40569	11,789
Invesco V.I. Core Equity Fund - Series I
2008	$11.44400	$7.84829	1,740
2009	$7.84829	$9.88560	1,638
2010	$9.88560	$10.63287	1,637
2011	$10.63287	$10.43281	1,637
2012	$10.43281	$11.66400	0
2013	$11.66400	$14.80088	0
2014	$14.80088	$15.71474	0
2015	$15.71474	$14.53796	0
2016	$14.53796	$15.73866	0
2017	$15.73866	$17.48843	0
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.39900	$7.11122	12,836
2009	$7.11122	$8.65271	12,148
2010	$8.65271	$9.36183	12,145
2011	$9.36183	$9.18553	5,898
2012	$9.18553	$10.67416	4,232
2013	$10.67416	$13.70383	4,230
2014	$13.70383	$15.14051	3,678
2015	$15.14051	$15.13441	3,677
2016	$15.13441	$17.01940	11,223
2017	$17.01940	$18.10475	11,222

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.46451	3,782
2012	$12.46451	$13.75262	3,479
2013	$13.75262	$16.86201	4,316
2014	$16.86201	$18.00594	2,554
2015	$18.00594	$17.22061	2,276
2016	$17.22061	$19.41585	1,438
2017	$19.41585	$21.11782	1,373
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.92998	6,147
2012	$9.92998	$11.05596	6,147
2013	$11.05596	$13.26978	5,585
2014	$13.26978	$13.09089	4,969
2015	$13.09089	$12.64024	4,969
2016	$12.64024	$13.21757	4,969
2017	$13.21757	$15.91004	4,969
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.73100	$9.09855	19,142
2009	$9.09855	$10.37200	9,411
2010	$10.37200	$11.39327	9,421
2011	$11.39327	$12.27470	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.39546	57
2014	$14.39546	$14.35708	57
2015	$14.35708	$13.62023	56
2016	$13.62023	$14.82081	56
2017	$14.82081	$15.44186	56
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.30700	$7.77175	1,027
2009	$7.77175	$11.00823	727
2010	$11.00823	$11.88343	721
2011	$11.88343	$11.86007	625
2012	$11.86007	$13.79793	57
2013	$13.79793	$14.21580	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.22800	$9.55253	6,614
2009	$9.55253	$11.71348	4,173
2010	$11.71348	$12.89586	3,970
2011	$12.89586	$13.70745	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.40400	$9.40653	293
2009	$9.40653	$12.02514	144
2010	$12.02514	$13.47219	141
2011	$13.47219	$12.38339	0
2012	$12.38339	$13.48889	0
2013	$13.48889	$17.05899	0
2014	$17.05899	$17.49058	0
2015	$17.49058	$16.47991	0
2016	$16.47991	$18.35397	0
2017	$18.35397	$20.70871	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.41300	$7.52286	0
2009	$7.52286	$11.54934	0
2010	$11.54934	$14.43153	0
2011	$14.43153	$12.84259	0
2012	$12.84259	$14.07378	0
2013	$14.07378	$18.87491	0
2014	$18.87491	$19.95609	0
2015	$19.95609	$19.79633	0
2016	$19.79633	$19.54760	0
2017	$19.54760	$23.44181	0
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.61400	$7.15266	7,251
2009	$7.15266	$8.85242	8,943
2010	$8.85242	$9.95880	10,198
2011	$9.95880	$9.92760	10,017
2012	$9.92760	$11.25837	4,795
2013	$11.25837	$14.54112	2,216
2014	$14.54112	$16.12544	1,169
2015	$16.12544	$15.95441	923
2016	$15.95441	$17.41847	8,326
2017	$17.41847	$20.69378	8,326
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$37.80700	$16.09928	2,944
2009	$16.09928	$26.84533	2,749
2010	$26.84533	$31.37067	2,707
2011	$31.37067	$25.18851	2,707
2012	$25.18851	$29.66205	2,647
2013	$29.66205	$28.82262	2,587
2014	$28.82262	$27.02664	2,587
2015	$27.02664	$23.69661	2,587
2016	$23.69661	$24.83368	0
2017	$24.83368	$32.93223	0
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$18.31199	0
2015	$18.31199	$15.48167	0
2016	$15.48167	$17.47527	0
2017	$17.47527	$19.30987	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$16.12500	$8.76596	941
2009	$8.76596	$11.40569	3,684
2010	$11.40569	$11.83433	155
2011	$11.83433	$11.19154	155
2012	$11.19154	$12.50813	155
2013	$12.50813	$14.23840	154
2014	$14.23840	$14.27998	154
2015	$14.27998	$13.12298	153
2016	$13.12298	$13.60290	153
2017	$13.60290	$15.50705	153

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.24368	19,770
2014	$14.24368	$14.26310	18,591
2015	$14.26310	$13.08864	18,590
2016	$13.08864	$13.55664	13,336
2017	$13.55664	$15.43518	13,336
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.28900	$6.13042	0
2009	$6.13042	$9.96426	0
2010	$9.96426	$12.01926	0
2011	$12.01926	$11.47033	0
2012	$11.47033	$12.87965	0
2013	$12.87965	$18.72382	0
2014	$18.72382	$19.55170	102
2015	$19.55170	$21.54463	0
2016	$21.54463	$20.80683	5,890
2017	$20.80683	$29.24326	5,890
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.09300	$9.45560	6,152
2009	$9.45560	$14.63596	1,072
2010	$14.63596	$19.01294	984
2011	$19.01294	$17.33758	903
2012	$17.33758	$18.49991	824
2013	$18.49991	$24.97149	753
2014	$24.97149	$24.99859	736
2015	$24.99859	$23.09537	651
2016	$23.09537	$20.68421	622
2017	$20.68421	$28.18049	594
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$22.87500	$13.94673	2,663
2009	$13.94673	$17.57455	2,324
2010	$17.57455	$22.42434	2,312
2011	$22.42434	$23.31971	1,335
2012	$23.31971	$26.51902	1,335
2013	$26.51902	$26.57020	345
2014	$26.57020	$33.83941	446
2015	$33.83941	$33.94361	344
2016	$33.94361	$35.59728	124
2017	$35.59728	$36.03690	124
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.27400	$8.67273	6,327
2009	$8.67273	$10.11815	5,241
2010	$10.11815	$10.60379	4,582
2011	$10.60379	$12.05777	2,222
2012	$12.05777	$14.02023	0
2013	$14.02023	$16.17942	0
2014	$16.17942	$17.09844	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$14.14300	$7.08083	3,994
2009	$7.08083	$11.75265	3,993
2010	$11.75265	$14.50750	3,992
2011	$14.50750	$13.16169	3,992
2012	$13.16169	$14.42195	3,991
2013	$14.42195	$15.29119	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.76000	$8.84341	8,963
2009	$8.84341	$11.06202	9,744
2010	$11.06202	$11.61629	9,669
2011	$11.61629	$10.28111	8,506
2012	$10.28111	$11.92622	6,066
2013	$11.92622	$14.89409	4,989
2014	$14.89409	$13.25267	4,989
2015	$13.25267	$12.30918	4,989
2016	$12.30918	$11.75317	0
2017	$11.75317	$14.15374	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.69800	$7.53592	296
2009	$7.53592	$7.19331	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.79300	$11.41503	34,086
2009	$11.41503	$13.70557	29,058
2010	$13.70557	$14.66828	28,759
2011	$14.66828	$15.08020	23,982
2012	$15.08020	$16.85111	21,948
2013	$16.85111	$16.67817	23,043
2014	$16.67817	$17.58553	21,956
2015	$17.58553	$16.88089	20,834
2016	$16.88089	$17.68200	120
2017	$17.68200	$18.48189	119
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.68900	$8.89725	14,168
2009	$8.89725	$9.22056	45,998
2010	$9.22056	$9.25345	45,395
2011	$9.25345	$9.30787	44,496
2012	$9.30787	$9.41639	42,860
2013	$9.41639	$9.25332	42,359
2014	$9.25332	$9.16071	41,874
2015	$9.16071	$8.96524	41,632
2016	$8.96524	$9.22469	41,427
2017	$9.22469	$9.14421	39,909
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.28500	$10.31910	5,892
2009	$10.31910	$10.13234	5,705
2010	$10.13234	$9.94863	5,701
2011	$9.94863	$9.76871	3,392
2012	$9.76871	$9.59114	6,847
2013	$9.59114	$9.41721	302
2014	$9.41721	$9.24643	302
2015	$9.24643	$9.07876	301
2016	$9.07876	$9.02445	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.85500	$6.59408	4,187
2009	$6.59408	$11.06079	4,185
2010	$11.06079	$13.83785	5,374
2011	$13.83785	$12.63973	4,596
2012	$12.63973	$13.90941	4,594
2013	$13.90941	$20.53478	8,708
2014	$20.53478	$21.25784	8,032
2015	$21.25784	$22.61033	7,996
2016	$22.61033	$21.38980	4,901
2017	$21.38980	$31.29288	4,900
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.27700	$10.62409	27,567
2009	$10.62409	$12.45788	24,673
2010	$12.45788	$13.02568	23,514
2011	$13.02568	$11.74901	20,910
2012	$11.74901	$12.30434	19,892
2013	$12.30434	$13.08756	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16318	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.11100	$6.68704	1,058
2009	$6.68704	$8.52232	1,058
2010	$8.52232	$9.57004	1,058
2011	$9.57004	$8.95978	1,058
2012	$8.95978	$10.47938	0
2013	$10.47938	$13.95906	0
2014	$13.95906	$15.17545	0
2015	$15.17545	$13.77720	0
2016	$13.77720	$15.55806	0
2017	$15.55806	$16.24757	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05187	0
2017	$10.05187	$12.91911	0
Putnam VT International Equity Fund - Class IB
2008	$15.67400	$8.62462	16,994
2009	$8.62462	$10.55317	14,118
2010	$10.55317	$11.39969	11,711
2011	$11.39969	$9.29680	11,171
2012	$9.29680	$11.12720	10,280
2013	$11.12720	$13.99102	6,202
2014	$13.99102	$12.80491	6,057
2015	$12.80491	$12.58903	5,910
2016	$12.58903	$12.05687	5,755
2017	$12.05687	$14.98424	5,277
Putnam VT Small Cap Value Fund - Class IB
2008	$13.75000	$8.18541	4,662
2009	$8.18541	$10.57014	3,867
2010	$10.57014	$13.07408	5,587
2011	$13.07408	$12.22944	5,455
2012	$12.22944	$14.10552	3,269
2013	$14.10552	$19.33355	3,119
2014	$19.33355	$19.63285	2,973
2015	$19.63285	$18.45777	2,825
2016	$18.45777	$23.10465	2,670
2017	$23.10465	$24.47022	2,532

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.24100	$5.71236	4,373
2009	$5.71236	$9.19173	2,441
2010	$9.19173	$10.90117	0
2011	$10.90117	$8.79241	0
2012	$8.79241	$9.85987	0
2013	$9.85987	$13.91294	0
2014	$13.91294	$14.98711	0
2015	$14.98711	$13.81433	0
2016	$13.81433	$13.84202	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.74% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE INCOME AND DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$13.17600	$7.67041	1,987,934
2009	$7.67041	$9.06205	1,774,647
2010	$9.06205	$10.03463	1,555,509
2011	$10.03463	$10.44907	1,271,160
2012	$10.44907	$12.02591	1,093,459
2013	$12.02591	$15.88943	903,648
2014	$15.88943	$17.04730	763,749
2015	$17.04730	$16.97357	648,454
2016	$16.97357	$18.50799	577,237
2017	$18.50799	$21.54882	510,478
AB VPS Growth Portfolio - Class B
2008	$7.35500	$4.14432	785,593
2009	$4.14432	$5.40555	753,621
2010	$5.40555	$6.09168	663,782
2011	$6.09168	$6.03818	492,400
2012	$6.03818	$6.73214	421,187
2013	$6.73214	$8.83766	364,148
2014	$8.83766	$9.80037	286,688
2015	$9.80037	$10.46920	214,354
2016	$10.46920	$10.36538	182,574
2017	$10.36538	$13.65067	153,635
AB VPS Large Cap Growth Portfolio - Class B
2008	$6.91800	$4.08658	1,083,676
2009	$4.08658	$5.50024	937,718
2010	$5.50024	$5.93034	827,739
2011	$5.93034	$5.63132	678,410
2012	$5.63132	$6.41911	549,957
2013	$6.41911	$8.63299	486,341
2014	$8.63299	$9.64766	418,971
2015	$9.64766	$10.49888	372,238
2016	$10.49888	$10.54961	349,704
2017	$10.54961	$13.63719	297,468
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87796	343,341
2017	$9.87796	$9.73856	389,797
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.72100	$8.81621	60,306
2009	$8.81621	$12.35005	81,860
2010	$12.35005	$13.73114	86,910
2011	$13.73114	$14.09484	85,344
2012	$14.09484	$15.98889	84,476
2013	$15.98889	$16.92453	67,990
2014	$16.92453	$16.61033	56,254
2015	$16.61033	$14.81820	54,462
2016	$14.81820	$17.01301	51,855
2017	$17.01301	$17.35651	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.23000	$9.13592	666,996
2009	$9.13592	$12.16091	678,017
2010	$12.16091	$13.45103	569,692
2011	$13.45103	$13.51984	491,589
2012	$13.51984	$14.95062	435,989
2013	$14.95062	$16.72274	385,376
2014	$16.72274	$17.17396	372,494
2015	$17.17396	$15.66979	388,441
2016	$15.66979	$17.54065	328,021
2017	$17.54065	$18.88577	306,883
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$14.00500	$8.64644	323,061
2009	$8.64644	$10.69893	318,176
2010	$10.69893	$11.67873	306,157
2011	$11.67873	$11.34560	240,326
2012	$11.34560	$12.72353	199,760
2013	$12.72353	$16.02034	170,394
2014	$16.02034	$16.84675	134,534
2015	$16.84675	$15.72148	121,427
2016	$15.72148	$17.91252	118,508
2017	$17.91252	$19.05305	101,137
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.80300	$9.83451	410,746
2009	$9.83451	$13.23043	433,191
2010	$13.23043	$14.07997	420,070
2011	$14.07997	$12.35228	321,615
2012	$12.35228	$14.33618	274,199
2013	$14.33618	$17.30629	245,919
2014	$17.30629	$15.09776	205,231
2015	$15.09776	$13.85865	184,837
2016	$13.85865	$14.58151	171,993
2017	$14.58151	$16.70463	152,729
Invesco V.I. American Franchise Fund - Series I
2008	$5.82900	$2.91863	655,030
2009	$2.91863	$4.75815	609,678
2010	$4.75815	$5.59800	505,870
2011	$5.59800	$5.15613	408,958
2012	$5.15613	$5.75636	949,896
2013	$5.75636	$7.91898	808,270
2014	$7.91898	$8.42991	670,274
2015	$8.42991	$8.68971	586,986
2016	$8.68971	$8.72433	528,777
2017	$8.72433	$10.90671	484,766
Invesco V.I. American Franchise Fund - Series II
2008	$8.51200	$4.25155	1,254,025
2009	$4.25155	$6.91333	1,068,985
2010	$6.91333	$8.11456	935,838
2011	$8.11456	$7.45704	715,437
2012	$7.45704	$8.30073	613,976
2013	$8.30073	$11.39144	540,986
2014	$11.39144	$12.09610	436,232
2015	$12.09610	$12.43840	368,690
2016	$12.43840	$12.45731	325,054
2017	$12.45731	$15.53502	293,488

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.81000	$8.53561	1,536,256
2009	$8.53561	$11.66438	1,349,041
2010	$11.66438	$13.99752	1,158,219
2011	$13.99752	$13.86813	915,106
2012	$13.86813	$15.96934	742,300
2013	$15.96934	$21.04867	605,569
2014	$21.04867	$22.67762	501,691
2015	$22.67762	$20.22992	425,666
2016	$20.22992	$22.93722	384,530
2017	$22.93722	$24.76146	344,725
Invesco V.I. Capital Appreciation Fund - Series I
2008	$7.53700	$4.25473	1,042,965
2009	$4.25473	$5.05716	985,737
2010	$5.05716	$5.73349	879,695
2011	$5.73349	$5.18334	729,587
2012	$5.18334	$5.94849	0
Invesco V.I. Comstock Fund - Series II
2008	$13.26100	$8.35670	2,517,172
2009	$8.35670	$10.53393	2,275,796
2010	$10.53393	$11.96408	1,993,232
2011	$11.96408	$11.49760	1,565,698
2012	$11.49760	$13.42229	1,299,096
2013	$13.42229	$17.87412	1,083,604
2014	$17.87412	$19.14330	914,559
2015	$19.14330	$17.62822	788,602
2016	$17.62822	$20.24579	722,173
2017	$20.24579	$23.36905	640,426
Invesco V.I. Core Equity Fund - Series I
2008	$11.44200	$7.84619	556,068
2009	$7.84619	$9.88198	500,105
2010	$9.88198	$10.62790	444,294
2011	$10.62790	$10.42689	373,106
2012	$10.42689	$11.65621	318,862
2013	$11.65621	$14.78950	266,592
2014	$14.78950	$15.70110	226,840
2015	$15.70110	$14.52390	200,058
2016	$14.52390	$15.72187	181,615
2017	$15.72187	$17.46803	161,580
Invesco V.I. Diversified Dividend Fund - Series II
2008	$12.11500	$7.55684	1,691,107
2009	$7.55684	$9.19401	1,540,114
2010	$9.19401	$9.94649	1,165,045
2011	$9.94649	$9.75821	986,820
2012	$9.75821	$11.33852	750,443
2013	$11.33852	$14.55530	666,934
2014	$14.55530	$16.07962	549,196
2015	$16.07962	$16.07154	504,260
2016	$16.07154	$18.07144	445,748
2017	$18.07144	$19.22197	399,664

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.98009	223,866
2012	$12.98009	$14.32005	186,340
2013	$14.32005	$17.55599	159,294
2014	$17.55599	$18.74514	136,653
2015	$18.74514	$17.92578	119,685
2016	$17.92578	$20.20889	106,495
2017	$20.20889	$21.97818	131,744
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.32480	484,736
2012	$9.32480	$10.38112	410,321
2013	$10.38112	$12.45857	348,513
2014	$12.45857	$12.28939	300,511
2015	$12.28939	$11.86514	268,431
2016	$11.86514	$12.40583	239,722
2017	$12.40583	$14.93147	212,350
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$14.77800	$8.54662	746,029
2009	$8.54662	$9.74185	681,802
2010	$9.74185	$10.69999	582,598
2011	$10.69999	$11.52741	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$8.37720	223,723
2014	$8.37720	$8.35403	194,336
2015	$8.35403	$7.92447	162,175
2016	$7.92447	$8.62212	154,539
2017	$8.62212	$8.98253	147,878
Invesco V.I. High Yield Securities Fund - Series II
2008	$6.00200	$4.52491	584,219
2009	$4.52491	$6.40862	503,699
2010	$6.40862	$6.91744	449,958
2011	$6.91744	$6.90315	333,717
2012	$6.90315	$8.03029	268,184
2013	$8.03029	$8.27322	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.78100	$9.95063	317,825
2009	$9.95063	$12.20043	295,413
2010	$12.20043	$13.43063	270,063
2011	$13.43063	$14.27540	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.40100	$9.40295	82,016
2009	$9.40295	$12.01937	95,476
2010	$12.01937	$13.46437	89,693
2011	$13.46437	$12.37498	75,085
2012	$12.37498	$13.47840	65,791
2013	$13.47840	$17.04401	61,370
2014	$17.04401	$17.47347	46,358
2015	$17.47347	$16.46214	44,582
2016	$16.46214	$18.33236	41,662
2017	$18.33236	$20.68227	39,569

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.41100	$7.52088	130,716
2009	$7.52088	$11.54514	129,677
2010	$11.54514	$14.42485	117,496
2011	$14.42485	$12.83537	98,423
2012	$12.83537	$14.06446	76,497
2013	$14.06446	$18.86054	71,225
2014	$18.86054	$19.93890	62,592
2015	$19.93890	$19.77730	58,105
2016	$19.77730	$19.52686	51,261
2017	$19.52686	$23.41461	39,314
Invesco V.I. S&P 500 Index Fund - Series II
2008	$9.43400	$5.80923	2,229,452
2009	$5.80923	$7.18902	2,135,346
2010	$7.18902	$8.08670	1,858,049
2011	$8.08670	$8.06057	1,475,013
2012	$8.06057	$9.14013	1,268,298
2013	$9.14013	$11.80407	1,169,108
2014	$11.80407	$13.08886	971,692
2015	$13.08886	$12.94873	875,990
2016	$12.94873	$14.13557	829,564
2017	$14.13557	$16.79189	737,059
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$22.64100	$9.64001	539,750
2009	$9.64001	$16.07298	518,947
2010	$16.07298	$18.78054	482,142
2011	$18.78054	$15.07799	410,198
2012	$15.07799	$17.75411	361,857
2013	$17.75411	$17.24994	305,641
2014	$17.24994	$16.17345	245,058
2015	$16.17345	$14.17925	209,943
2016	$14.17925	$14.85815	196,688
2017	$14.85815	$19.70161	178,835
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$16.17226	264,678
2015	$16.17226	$13.67129	226,732
2016	$13.67129	$15.43023	205,837
2017	$15.43023	$17.04843	188,088
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$12.68400	$6.89467	583,594
2009	$6.89467	$8.96999	584,996
2010	$8.96999	$9.30616	442,854
2011	$9.30616	$8.79981	342,339
2012	$8.79981	$9.83407	306,627
2013	$9.83407	$11.19331	257,045
2014	$11.19331	$11.22488	211,752
2015	$11.22488	$10.31437	186,184
2016	$10.31437	$10.69051	180,528
2017	$10.69051	$12.18575	168,668

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.00124	650,239
2014	$13.00124	$13.01767	547,021
2015	$13.01767	$11.94457	493,293
2016	$11.94457	$12.37042	445,453
2017	$12.37042	$14.08320	392,782
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$8.84000	$4.40914	668,372
2009	$4.40914	$7.16582	566,804
2010	$7.16582	$8.64281	489,052
2011	$8.64281	$8.24727	421,600
2012	$8.24727	$9.25966	366,149
2013	$9.25966	$13.45989	322,828
2014	$13.45989	$14.05362	295,305
2015	$14.05362	$15.48457	268,882
2016	$15.48457	$14.95281	237,982
2017	$14.95281	$21.01355	206,366
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.08300	$9.44929	468,048
2009	$9.44929	$14.62474	394,341
2010	$14.62474	$18.99648	339,626
2011	$18.99648	$17.32084	275,836
2012	$17.32084	$18.48019	229,981
2013	$18.48019	$24.94239	182,265
2014	$24.94239	$24.96695	160,862
2015	$24.96695	$23.06384	130,682
2016	$23.06384	$20.65391	121,964
2017	$20.65391	$28.13642	103,623
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$27.59900	$16.82489	326,725
2009	$16.82489	$21.19925	304,316
2010	$21.19925	$27.04660	269,441
2011	$27.04660	$28.12372	215,134
2012	$28.12372	$31.97891	188,405
2013	$31.97891	$32.03742	172,449
2014	$32.03742	$40.79831	137,934
2015	$40.79831	$40.91986	111,587
2016	$40.91986	$42.90914	101,354
2017	$42.90914	$43.43473	92,361
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$11.73100	$7.66394	506,869
2009	$7.66394	$8.94034	476,903
2010	$8.94034	$9.36851	403,616
2011	$9.36851	$10.65204	356,022
2012	$10.65204	$12.38447	323,203
2013	$12.38447	$14.29031	303,610
2014	$14.29031	$15.10155	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$10.41700	$5.21514	658,557
2009	$5.21514	$8.65514	564,547
2010	$8.65514	$10.68287	497,078
2011	$10.68287	$9.69089	403,511
2012	$9.69089	$10.61775	353,647
2013	$10.61775	$11.25735	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$12.18500	$6.83641	729,431
2009	$6.83641	$8.55066	613,421
2010	$8.55066	$8.97820	558,150
2011	$8.97820	$7.94546	464,961
2012	$7.94546	$9.21591	402,536
2013	$9.21591	$11.50817	349,607
2014	$11.50817	$10.23887	256,250
2015	$10.23887	$9.50898	212,154
2016	$9.50898	$9.07856	193,102
2017	$9.07856	$10.93175	175,951
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$9.61500	$5.28915	270,598
2009	$5.28915	$5.04853	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$14.12700	$12.60480	1,286,508
2009	$12.60480	$15.13259	1,214,838
2010	$15.13259	$16.19390	877,020
2011	$16.19390	$16.64702	742,403
2012	$16.64702	$18.60007	689,988
2013	$18.60007	$18.40735	619,532
2014	$18.40735	$19.40685	502,930
2015	$19.40685	$18.62736	418,562
2016	$18.62736	$19.50939	388,749
2017	$19.50939	$20.38991	360,723
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$11.17400	$9.29987	1,376,971
2009	$9.29987	$9.63684	1,276,044
2010	$9.63684	$9.67023	1,181,228
2011	$9.67023	$9.72614	945,854
2012	$9.72614	$9.83855	868,439
2013	$9.83855	$9.66722	731,851
2014	$9.66722	$9.56949	632,278
2015	$9.56949	$9.36435	558,210
2016	$9.36435	$9.63440	500,107
2017	$9.63440	$9.54939	494,372
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.65600	$10.69039	1,839,977
2009	$10.69039	$10.49587	1,343,716
2010	$10.49587	$10.30454	1,106,617
2011	$10.30454	$10.11717	868,176
2012	$10.11717	$9.93227	778,470
2013	$9.93227	$9.75118	545,423
2014	$9.75118	$9.57339	452,127
2015	$9.57339	$9.39884	401,119
2016	$9.39884	$9.34231	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$9.49000	$4.86737	2,003,923
2009	$4.86737	$8.16363	1,797,094
2010	$8.16363	$10.21226	1,549,507
2011	$10.21226	$9.32713	1,205,653
2012	$9.32713	$10.26303	1,028,170
2013	$10.26303	$15.15003	1,144,292
2014	$15.15003	$15.68192	915,581
2015	$15.68192	$16.67798	796,938
2016	$16.67798	$15.77611	733,991
2017	$15.77611	$23.07784	652,236
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$13.03900	$9.70224	1,370,610
2009	$9.70224	$11.37578	1,297,611
2010	$11.37578	$11.89306	1,206,298
2011	$11.89306	$10.72633	929,531
2012	$10.72633	$11.23219	793,803
2013	$11.23219	$11.94678	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.16247	254,529
Putnam VT Growth and Income Fund - Class IB
2008	$11.38300	$6.84969	406,562
2009	$6.84969	$8.72872	386,105
2010	$8.72872	$9.80085	342,613
2011	$9.80085	$9.17495	330,922
2012	$9.17495	$10.72998	288,497
2013	$10.72998	$14.29143	248,580
2014	$14.29143	$15.53523	208,909
2015	$15.53523	$14.10241	195,455
2016	$14.10241	$15.92373	182,626
2017	$15.92373	$16.62885	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05176	316,660
2017	$10.05176	$12.91767	254,063
Putnam VT International Equity Fund - Class IB
2008	$11.97100	$6.58613	1,599,510
2009	$6.58613	$8.05804	1,389,789
2010	$8.05804	$8.70355	1,205,680
2011	$8.70355	$7.09730	1,003,587
2012	$7.09730	$8.49380	816,928
2013	$8.49380	$10.67877	672,689
2014	$10.67877	$9.77247	541,609
2015	$9.77247	$9.60676	464,226
2016	$9.60676	$9.19976	433,789
2017	$9.19976	$11.43229	391,682
Putnam VT Small Cap Value Fund - Class IB
2008	$13.74200	$8.17995	792,962
2009	$8.17995	$10.56203	710,135
2010	$10.56203	$13.06275	614,251
2011	$13.06275	$12.21762	490,766
2012	$12.21762	$14.09048	367,782
2013	$14.09048	$19.31101	298,845
2014	$19.31101	$19.60798	245,436
2015	$19.60798	$18.43255	204,255
2016	$18.43255	$23.07080	178,826
2017	$23.07080	$24.43194	164,768

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$6.25200	$3.86469	742,190
2009	$3.86469	$6.21803	695,994
2010	$6.21803	$7.37369	595,784
2011	$7.37369	$5.94670	578,705
2012	$5.94670	$6.66801	523,630
2013	$6.66801	$9.40807	451,318
2014	$9.40807	$10.13342	387,946
2015	$10.13342	$9.33952	354,791
2016	$9.33952	$9.35741	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME BENEFIT
COMBINATION OPTION 2
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.43700	$7.23669	0
2009	$7.23669	$8.54535	0
2010	$8.54535	$9.45775	0
2011	$9.45775	$9.84345	0
2012	$9.84345	$11.32319	0
2013	$11.32319	$14.95349	0
2014	$14.95349	$16.03515	0
2015	$16.03515	$15.95782	0
2016	$15.95782	$17.39174	0
2017	$17.39174	$20.23910	0
AB VPS Growth Portfolio - Class B
2008	$11.18100	$6.29693	0
2009	$6.29693	$8.20916	0
2010	$8.20916	$9.24652	0
2011	$9.24652	$9.16072	0
2012	$9.16072	$10.20842	0
2013	$10.20842	$13.39448	0
2014	$13.39448	$14.84614	0
2015	$14.84614	$15.85139	0
2016	$15.85139	$15.68637	0
2017	$15.68637	$20.64786	0
AB VPS Large Cap Growth Portfolio - Class B
2008	$9.94700	$5.87337	0
2009	$5.87337	$7.90120	0
2010	$7.90120	$8.51478	0
2011	$8.51478	$8.08140	0
2012	$8.08140	$9.20733	0
2013	$9.20733	$12.37665	0
2014	$12.37665	$13.82441	0
2015	$13.82441	$15.03663	0
2016	$15.03663	$15.10176	0
2017	$15.10176	$19.51190	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87465	0
2017	$9.87465	$9.73046	0
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.69900	$8.79500	0
2009	$8.79500	$12.31419	0
2010	$12.31419	$13.68441	0
2011	$13.68441	$14.03987	0
2012	$14.03987	$15.91854	0
2013	$15.91854	$16.84164	0
2014	$16.84164	$16.52071	0
2015	$16.52071	$14.73088	0
2016	$14.73088	$16.90432	0
2017	$16.90432	$17.24281	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.20500	$9.11404	0
2009	$9.11404	$12.12573	0
2010	$12.12573	$13.40541	0
2011	$13.40541	$13.46727	0
2012	$13.46727	$14.88502	0
2013	$14.88502	$16.64103	0
2014	$16.64103	$17.08149	0
2015	$17.08149	$15.57764	0
2016	$15.57764	$17.42880	0
2017	$17.42880	$18.75598	0
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$13.97900	$8.62566	0
2009	$8.62566	$10.66788	0
2010	$10.66788	$11.63901	0
2011	$11.63901	$11.30137	0
2012	$11.30137	$12.66758	0
2013	$12.66758	$15.94192	0
2014	$15.94192	$16.75590	0
2015	$16.75590	$15.62888	0
2016	$15.62888	$17.79815	0
2017	$17.79815	$18.92196	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.77100	$9.81071	0
2009	$9.81071	$13.19182	0
2010	$13.19182	$14.03186	0
2011	$14.03186	$12.30393	0
2012	$12.30393	$14.27289	0
2013	$14.27289	$17.22128	0
2014	$17.22128	$15.01608	0
2015	$15.01608	$13.77677	0
2016	$13.77677	$14.48812	0
2017	$14.48812	$16.58939	0
Invesco V.I. American Franchise Fund - Series I
2008	$9.34700	$4.67799	0
2009	$4.67799	$7.62259	0
2010	$7.62259	$8.96357	0
2011	$8.96357	$8.25193	0
2012	$8.25193	$9.20792	0
2013	$9.20792	$12.66096	0
2014	$12.66096	$13.47109	0
2015	$13.47109	$13.87931	0
2016	$13.87931	$13.92764	0
2017	$13.92764	$17.40296	0
Invesco V.I. American Franchise Fund - Series II
2008	$9.19300	$4.58979	0
2009	$4.58979	$7.45960	0
2010	$7.45960	$8.75138	0
2011	$8.75138	$8.03825	0
2012	$8.03825	$8.94320	0
2013	$8.94320	$12.26699	0
2014	$12.26699	$13.01930	0
2015	$13.01930	$13.38105	0
2016	$13.38105	$13.39470	0
2017	$13.39470	$16.69569	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.98400	$8.63111	0
2009	$8.63111	$11.78901	0
2010	$11.78901	$14.14001	0
2011	$14.14001	$14.00232	0
2012	$14.00232	$16.11578	0
2013	$16.11578	$21.23107	0
2014	$21.23107	$22.86270	0
2015	$22.86270	$20.38483	0
2016	$20.38483	$23.10133	0
2017	$23.10133	$24.92621	0
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.13800	$6.28414	0
2009	$6.28414	$7.46558	0
2010	$7.46558	$8.45979	0
2011	$8.45979	$7.64422	0
2012	$7.64422	$8.77120	0
Invesco V.I. Comstock Fund - Series II
2008	$13.22300	$8.32886	2,696
2009	$8.32886	$10.49359	2,693
2010	$10.49359	$11.91230	2,330
2011	$11.91230	$11.44214	2,328
2012	$11.44214	$13.35086	1,993
2013	$13.35086	$17.77010	1,428
2014	$17.77010	$19.02238	1,171
2015	$19.02238	$17.50810	908
2016	$17.50810	$20.09779	908
2017	$20.09779	$23.18666	0
Invesco V.I. Core Equity Fund - Series I
2008	$11.43200	$7.83569	0
2009	$7.83569	$9.86381	0
2010	$9.86381	$10.60307	0
2011	$10.60307	$10.39734	0
2012	$10.39734	$11.61735	0
2013	$11.61735	$14.73284	0
2014	$14.73284	$15.63312	0
2015	$15.63312	$14.45377	0
2016	$14.45377	$15.63817	0
2017	$15.63817	$17.36637	0
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.35500	$7.07912	1,863
2009	$7.07912	$8.60847	0
2010	$8.60847	$9.30838	0
2011	$9.30838	$9.12762	0
2012	$9.12762	$10.60049	0
2013	$10.60049	$13.60107	0
2014	$13.60107	$15.01795	0
2015	$15.01795	$15.00290	0
2016	$15.00290	$16.86140	0
2017	$16.86140	$17.92595	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.38593	0
2012	$12.38593	$13.65769	0
2013	$13.65769	$16.73560	0
2014	$16.73560	$17.86023	0
2015	$17.86023	$17.07100	0
2016	$17.07100	$19.23566	0
2017	$19.23566	$20.90932	0
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.86739	0
2012	$9.86739	$10.97966	0
2013	$10.97966	$13.17031	0
2014	$13.17031	$12.98494	0
2015	$12.98494	$12.53042	0
2016	$12.53042	$13.09489	0
2017	$13.09489	$15.75294	0
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.67000	$9.05749	0
2009	$9.05749	$10.31899	0
2010	$10.31899	$11.32825	0
2011	$11.32825	$12.20226	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.28750	0
2014	$14.28750	$14.24084	0
2015	$14.24084	$13.50184	0
2016	$13.50184	$14.68319	0
2017	$14.68319	$15.28932	0
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.26700	$7.73666	0
2009	$7.73666	$10.95194	0
2010	$10.95194	$11.81556	0
2011	$11.81556	$11.78529	0
2012	$11.78529	$13.70269	0
2013	$13.70269	$14.11498	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.17600	$9.50940	0
2009	$9.50940	$11.65360	0
2010	$11.65360	$12.82224	0
2011	$12.82224	$13.62652	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.37500	$9.38004	0
2009	$9.38004	$11.98410	0
2010	$11.98410	$13.41817	0
2011	$13.41817	$12.32637	0
2012	$12.32637	$13.41870	0
2013	$13.41870	$16.96004	0
2014	$16.96004	$17.37869	0
2015	$17.37869	$16.36466	0
2016	$16.36466	$18.21470	0
2017	$18.21470	$20.53928	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.38100	$7.50168	0
2009	$7.50168	$11.50990	0
2010	$11.50990	$14.37363	0
2011	$14.37363	$12.78341	0
2012	$12.78341	$14.00049	0
2013	$14.00049	$18.76537	0
2014	$18.76537	$19.82836	0
2015	$19.82836	$19.65781	0
2016	$19.65781	$19.39921	0
2017	$19.39921	$23.24996	0
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.56900	$7.12034	0
2009	$7.12034	$8.80713	0
2010	$8.80713	$9.90191	0
2011	$9.90191	$9.86499	0
2012	$9.86499	$11.18063	0
2013	$11.18063	$14.43205	0
2014	$14.43205	$15.99489	0
2015	$15.99489	$15.81575	0
2016	$15.81575	$17.25676	0
2017	$17.25676	$20.48940	0
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$37.65900	$16.02663	0
2009	$16.02663	$26.70818	0
2010	$26.70818	$31.19171	0
2011	$31.19171	$25.02981	0
2012	$25.02981	$29.45745	0
2013	$29.45745	$28.60664	0
2014	$28.60664	$26.80801	0
2015	$26.80801	$23.49081	0
2016	$23.49081	$24.60328	0
2017	$24.60328	$32.60722	0
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$18.16379	0
2015	$18.16379	$15.34717	0
2016	$15.34717	$17.31309	0
2017	$17.31309	$19.11921	0
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$16.06200	$8.72640	1,034
2009	$8.72640	$11.34741	1,033
2010	$11.34741	$11.76682	1,033
2011	$11.76682	$11.12103	1,033
2012	$11.12103	$12.42187	1,033
2013	$12.42187	$14.13172	1,033
2014	$14.13172	$14.16450	1,033
2015	$14.16450	$13.00905	1,033
2016	$13.00905	$13.47674	1,033
2017	$13.47674	$15.35404	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.13692	1,101
2014	$14.13692	$14.14771	1,101
2015	$14.14771	$12.97497	1,101
2016	$12.97497	$13.43086	1,101
2017	$13.43086	$15.28283	0
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.24100	$6.10274	0
2009	$6.10274	$9.91332	0
2010	$9.91332	$11.95066	0
2011	$11.95066	$11.39803	0
2012	$11.39803	$12.79077	0
2013	$12.79077	$18.58345	0
2014	$18.58345	$19.39349	0
2015	$19.39349	$21.35748	0
2016	$21.35748	$20.61374	0
2017	$20.61374	$28.95457	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$18.03200	$9.41784	0
2009	$9.41784	$14.56876	0
2010	$14.56876	$18.91432	0
2011	$18.91432	$17.23731	0
2012	$17.23731	$18.38186	0
2013	$18.38186	$24.79728	0
2014	$24.79728	$24.80929	0
2015	$24.80929	$22.90672	0
2016	$22.90672	$20.50299	0
2017	$20.50299	$27.91691	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$22.78600	$13.88380	350
2009	$13.88380	$17.48473	349
2010	$17.48473	$22.29638	349
2011	$22.29638	$23.17277	349
2012	$23.17277	$26.33608	349
2013	$26.33608	$26.37107	349
2014	$26.37107	$33.56568	349
2015	$33.56568	$33.64884	349
2016	$33.64884	$35.26705	349
2017	$35.26705	$35.68124	0
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.22200	$8.63359	0
2009	$8.63359	$10.06643	0
2010	$10.06643	$10.54327	0
2011	$10.54327	$11.98176	0
2012	$11.98176	$13.92347	0
2013	$13.92347	$16.05812	0
2014	$16.05812	$16.96704	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$14.08700	$7.04887	0
2009	$7.04887	$11.69260	0
2010	$11.69260	$14.42473	0
2011	$14.42473	$13.07875	0
2012	$13.07875	$14.32243	0
2013	$14.32243	$15.18278	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.69900	$8.80347	196
2009	$8.80347	$11.00548	0
2010	$11.00548	$11.54999	0
2011	$11.54999	$10.21632	0
2012	$10.21632	$11.84393	0
2013	$11.84393	$14.78247	0
2014	$14.78247	$13.14545	0
2015	$13.14545	$12.20226	0
2016	$12.20226	$11.64411	0
2017	$11.64411	$14.01402	0
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.64400	$7.50191	0
2009	$7.50191	$7.15949	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.74300	$11.36353	1,033
2009	$11.36353	$13.63556	0
2010	$13.63556	$14.58459	0
2011	$14.58459	$14.98519	0
2012	$14.98519	$16.73488	0
2013	$16.73488	$16.55320	0
2014	$16.55320	$17.44330	0
2015	$17.44330	$16.73432	0
2016	$16.73432	$17.51798	0
2017	$17.51798	$18.29950	0
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.64700	$8.85711	3,170
2009	$8.85711	$9.17347	1,428
2010	$9.17347	$9.20066	1,341
2011	$9.20066	$9.24923	1,340
2012	$9.24923	$9.35143	1,260
2013	$9.35143	$9.18399	1,125
2014	$9.18399	$9.08660	1,063
2015	$9.08660	$8.88737	1,000
2016	$8.88737	$9.13910	1,000
2017	$9.13910	$9.05394	0
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.24500	$10.27253	6,331
2009	$10.27253	$10.08056	2,640
2010	$10.08056	$9.89186	2,516
2011	$9.89186	$9.70715	473
2012	$9.70715	$9.52496	361
2013	$9.52496	$9.34662	173
2014	$9.34662	$9.17162	87
2015	$9.17162	$8.99989	0
2016	$8.99989	$8.94429	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.80400	$6.56433	0
2009	$6.56433	$11.00430	0
2010	$11.00430	$13.75892	0
2011	$13.75892	$12.56011	0
2012	$12.56011	$13.81348	0
2013	$13.81348	$20.38093	0
2014	$20.38093	$21.08592	0
2015	$21.08592	$22.41400	0
2016	$22.41400	$21.19138	0
2017	$21.19138	$30.98407	0
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.22100	$10.57614	1,102
2009	$10.57614	$12.39422	1,101
2010	$12.39422	$12.95134	1,101
2011	$12.95134	$11.67497	1,101
2012	$11.67497	$12.21944	1,101
2013	$12.21944	$12.99478	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15890	0
Putnam VT Growth and Income Fund - Class IB
2008	$11.06800	$6.65685	0
2009	$6.65685	$8.47873	0
2010	$8.47873	$9.51539	0
2011	$9.51539	$8.90329	0
2012	$8.90329	$10.40705	0
2013	$10.40705	$13.85439	0
2014	$13.85439	$15.05262	0
2015	$15.05262	$13.65748	0
2016	$13.65748	$15.41364	0
2017	$15.41364	$16.09324	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05118	0
2017	$10.05118	$12.91050	0
Putnam VT International Equity Fund - Class IB
2008	$15.61300	$8.58570	0
2009	$8.58570	$10.49924	0
2010	$10.49924	$11.33465	0
2011	$11.33465	$9.23821	0
2012	$9.23821	$11.05044	0
2013	$11.05044	$13.88616	0
2014	$13.88616	$12.70130	0
2015	$12.70130	$12.47969	0
2016	$12.47969	$11.94500	0
2017	$11.94500	$14.83634	0
Putnam VT Small Cap Value Fund - Class IB
2008	$13.70300	$8.15271	0
2009	$8.15271	$10.52159	0
2010	$10.52159	$13.00624	0
2011	$13.00624	$12.15869	0
2012	$12.15869	$14.01549	0
2013	$14.01549	$19.19863	0
2014	$19.19863	$19.48414	0
2015	$19.48414	$18.30696	0
2016	$18.30696	$22.90218	0
2017	$22.90218	$24.24127	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.20400	$5.68657	0
2009	$5.68657	$9.14475	0
2010	$9.14475	$10.83894	0
2011	$10.83894	$8.73697	0
2012	$8.73697	$9.79181	0
2013	$9.79181	$13.80862	0
2014	$13.80862	$14.86581	0
2015	$14.86581	$13.69430	0
2016	$13.69430	$13.71448	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE DEATH BENEFIT
COMBINATION OPTION
Mortality & Expense = 1.84

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.40400	$7.21491	45,551
2009	$7.21491	$8.51621	43,368
2010	$8.51621	$9.42174	41,665
2011	$9.42174	$9.80206	41,184
2012	$9.80206	$11.27108	39,106
2013	$11.27108	$14.87872	36,036
2014	$14.87872	$15.94857	33,097
2015	$15.94857	$15.86531	31,305
2016	$15.86531	$17.28402	22,916
2017	$17.28402	$20.10574	22,767
AB VPS Growth Portfolio - Class B
2008	$11.15100	$6.27796	2,352
2009	$6.27796	$8.18117	2,333
2010	$8.18117	$9.21130	2,292
2011	$9.21130	$9.12220	2,272
2012	$9.12220	$10.16142	2,255
2013	$10.16142	$13.32749	2,236
2014	$13.32749	$14.76598	2,219
2015	$14.76598	$15.75950	2,182
2016	$15.75950	$15.58923	2,123
2017	$15.58923	$20.51180	1,692
AB VPS Large Cap Growth Portfolio - Class B
2008	$9.92100	$5.85568	10,364
2009	$5.85568	$7.87424	19,267
2010	$7.87424	$8.48234	17,889
2011	$8.48234	$8.04740	17,709
2012	$8.04740	$9.16491	17,302
2013	$9.16491	$12.31471	16,220
2014	$12.31471	$13.74971	13,896
2015	$13.74971	$14.94941	13,833
2016	$14.94941	$15.00818	13,796
2017	$15.00818	$19.38329	13,795
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.87201	12,182
2017	$9.87201	$9.72398	12,168
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.68200	$8.77849	0
2009	$8.77849	$12.28616	0
2010	$12.28616	$13.64782	0
2011	$13.64782	$13.99673	0
2012	$13.99673	$15.86328	0
2013	$15.86328	$16.77646	0
2014	$16.77646	$16.45020	0
2015	$16.45020	$14.66213	0
2016	$14.66213	$16.81873	0
2017	$16.81873	$17.15327	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.18600	$9.09702	17,811
2009	$9.09702	$12.09825	17,811
2010	$12.09825	$13.36968	8,261
2011	$13.36968	$13.42601	15,263
2012	$13.42601	$14.83347	14,529
2013	$14.83347	$16.57677	6,615
2014	$16.57677	$17.00873	6,144
2015	$17.00873	$15.50507	5,495
2016	$15.50507	$17.34070	4,687
2017	$17.34070	$18.65374	3,334
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$13.95800	$8.60950	19,206
2009	$8.60950	$10.64364	19,205
2010	$10.64364	$11.60793	831
2011	$11.60793	$11.26669	780
2012	$11.26669	$12.62364	731
2013	$12.62364	$15.88028	686
2014	$15.88028	$16.68444	639
2015	$16.68444	$15.55600	588
2016	$15.55600	$17.70809	541
2017	$17.70809	$18.81871	0
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.74600	$9.79230	623
2009	$9.79230	$13.16180	623
2010	$13.16180	$13.99434	4,160
2011	$13.99434	$12.26614	3,204
2012	$12.26614	$14.22335	2,897
2013	$14.22335	$17.15465	2,897
2014	$17.15465	$14.95199	2,897
2015	$14.95199	$13.71248	2,271
2016	$13.71248	$14.41477	2,271
2017	$14.41477	$16.49882	2,271
Invesco V.I. American Franchise Fund - Series I
2008	$9.32200	$4.66390	0
2009	$4.66390	$7.59658	0
2010	$7.59658	$8.92942	0
2011	$8.92942	$8.21721	0
2012	$8.21721	$9.16551	8,242
2013	$9.16551	$12.59760	8,124
2014	$12.59760	$13.39831	8,018
2015	$13.39831	$13.79880	7,836
2016	$13.79880	$13.84134	6,176
2017	$13.84134	$17.28824	5,944
Invesco V.I. American Franchise Fund - Series II
2008	$9.16900	$4.57596	19,053
2009	$4.57596	$7.43416	16,293
2010	$7.43416	$8.71804	15,084
2011	$8.71804	$8.00442	14,397
2012	$8.00442	$8.90201	12,803
2013	$8.90201	$12.20561	11,774
2014	$12.20561	$12.94897	10,887
2015	$12.94897	$13.30344	9,069
2016	$13.30344	$13.31172	7,092
2017	$13.31172	$16.58564	6,926

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.94400	$8.60513	30,624
2009	$8.60513	$11.74882	28,721
2010	$11.74882	$14.08616	25,773
2011	$14.08616	$13.94343	24,830
2012	$13.94343	$16.04156	23,642
2013	$16.04156	$21.12484	21,931
2014	$21.12484	$22.73920	22,027
2015	$22.73920	$20.26660	21,267
2016	$20.26660	$22.95818	12,417
2017	$22.95818	$24.76187	11,814
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.10900	$6.26519	9,737
2009	$6.26519	$7.44010	9,521
2010	$7.44010	$8.42753	9,474
2011	$8.42753	$7.61203	9,417
2012	$7.61203	$8.73315	0
Invesco V.I. Comstock Fund - Series II
2008	$13.19300	$8.30667	36,883
2009	$8.30667	$10.46146	34,881
2010	$10.46146	$11.87110	32,521
2011	$11.87110	$11.39800	28,669
2012	$11.39800	$13.29402	27,354
2013	$13.29402	$17.68738	26,802
2014	$17.68738	$18.92625	25,207
2015	$18.92625	$17.41266	24,130
2016	$17.41266	$19.98028	16,527
2017	$19.98028	$23.04189	15,329
Invesco V.I. Core Equity Fund - Series I
2008	$11.42400	$7.82729	8,598
2009	$7.82729	$9.84929	7,993
2010	$9.84929	$10.58324	7,990
2011	$10.58324	$10.37374	7,988
2012	$10.37374	$11.58633	6,937
2013	$11.58633	$14.68763	6,899
2014	$14.68763	$15.57892	3,839
2015	$15.57892	$14.39790	2,605
2016	$14.39790	$15.57150	2,569
2017	$15.57150	$17.28544	2,391
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.32500	$7.05782	20,643
2009	$7.05782	$8.57916	20,274
2010	$8.57916	$9.27297	20,062
2011	$9.27297	$9.08927	19,933
2012	$9.08927	$10.55173	19,446
2013	$10.55173	$13.53311	16,657
2014	$13.53311	$14.93693	13,418
2015	$14.93693	$14.91599	12,733
2016	$14.91599	$16.75706	12,235
2017	$16.75706	$17.80792	11,913

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.33387	9,001
2012	$12.33387	$13.59484	8,999
2013	$13.59484	$16.65192	8,997
2014	$16.65192	$17.76383	8,995
2015	$17.76383	$16.97206	8,762
2016	$16.97206	$19.11655	8,760
2017	$19.11655	$20.77157	8,602
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.82587	12,462
2012	$9.82587	$10.92908	11,702
2013	$10.92908	$13.10440	11,693
2014	$13.10440	$12.91481	11,689
2015	$12.91481	$12.45775	10,719
2016	$12.45775	$13.01376	4,559
2017	$13.01376	$15.64912	4,108
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.62900	$9.03021	8,464
2009	$9.03021	$10.28379	8,452
2010	$10.28379	$11.28509	12,889
2011	$11.28509	$12.15420	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.21605	5,933
2014	$14.21605	$14.16397	5,933
2015	$14.16397	$13.42359	5,619
2016	$13.42359	$14.59228	5,327
2017	$14.59228	$15.18861	5,247
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.24000	$7.71336	40,294
2009	$7.71336	$10.91462	40,294
2010	$10.91462	$11.77058	7,152
2011	$11.77058	$11.73573	6,147
2012	$11.73573	$13.63960	5,933
2013	$13.63960	$14.04821	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.14200	$9.48078	9,090
2009	$9.48078	$11.61389	9,028
2010	$11.61389	$12.77345	9,005
2011	$12.77345	$13.57290	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.35500	$9.36242	0
2009	$9.36242	$11.95680	0
2010	$11.95680	$13.38225	0
2011	$13.38225	$12.28844	0
2012	$12.28844	$13.37205	0
2013	$13.37205	$16.89434	0
2014	$16.89434	$17.30444	0
2015	$17.30444	$16.28822	0
2016	$16.28822	$18.12240	0
2017	$18.12240	$20.42705	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.36000	$7.48759	0
2009	$7.48759	$11.48370	0
2010	$11.48370	$14.33517	0
2011	$14.33517	$12.74412	0
2012	$12.74412	$13.95188	0
2013	$13.95188	$18.69273	0
2014	$18.69273	$19.74370	0
2015	$19.74370	$19.56605	0
2016	$19.56605	$19.30096	0
2017	$19.30096	$23.12299	0
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.53800	$7.09892	12,517
2009	$7.09892	$8.77714	11,395
2010	$8.77714	$9.86425	10,918
2011	$9.86425	$9.82353	6,880
2012	$9.82353	$11.12918	5,709
2013	$11.12918	$14.35990	5,607
2014	$14.35990	$15.90857	3,831
2015	$15.90857	$15.72410	2,568
2016	$15.72410	$17.14992	2,481
2017	$17.14992	$20.35443	2,481
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$37.56100	$15.97838	218
2009	$15.97838	$26.61711	208
2010	$26.61711	$31.07294	816
2011	$31.07294	$24.92454	746
2012	$24.92454	$29.32181	682
2013	$29.32181	$28.46351	674
2014	$28.46351	$26.66322	666
2015	$26.66322	$23.35456	545
2016	$23.35456	$24.45083	537
2017	$24.45083	$32.39227	1,503
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$18.06572	2,498
2015	$18.06572	$15.25819	2,105
2016	$15.25819	$17.20586	2,047
2017	$17.20586	$18.99323	1,192
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$16.02000	$8.70013	14,869
2009	$8.70013	$11.30872	6,931
2010	$11.30872	$11.72201	6,924
2011	$11.72201	$11.07426	6,897
2012	$11.07426	$12.36466	6,541
2013	$12.36466	$14.06101	6,468
2014	$14.06101	$14.08798	6,205
2015	$14.08798	$12.93359	6,019
2016	$12.93359	$13.39322	5,712
2017	$13.39322	$15.25280	5,628

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$14.06621	7,906
2014	$14.06621	$14.07131	6,082
2015	$14.07131	$12.89973	6,082
2016	$12.89973	$13.34765	6,082
2017	$13.34765	$15.18210	5,924
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.20900	$6.08434	3,232
2009	$6.08434	$9.87949	3,062
2010	$9.87949	$11.90513	1,992
2011	$11.90513	$11.35007	1,821
2012	$11.35007	$12.73185	1,662
2013	$12.73185	$18.49045	1,650
2014	$18.49045	$19.28872	1,463
2015	$19.28872	$21.23359	1,077
2016	$21.23359	$20.48601	1,077
2017	$20.48601	$28.76368	0
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$17.99100	$9.39274	11,924
2009	$9.39274	$14.52413	3,179
2010	$14.52413	$18.84884	3,088
2011	$18.84884	$17.17078	485
2012	$17.17078	$18.30357	482
2013	$18.30357	$24.68180	476
2014	$24.68180	$24.68387	299
2015	$24.68387	$22.78181	286
2016	$22.78181	$20.38304	223
2017	$20.38304	$27.74254	101
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$22.72600	$13.84200	10,626
2009	$13.84200	$17.42512	9,277
2010	$17.42512	$22.21149	3,982
2011	$22.21149	$23.07534	3,662
2012	$23.07534	$26.21484	3,387
2013	$26.21484	$26.23918	3,240
2014	$26.23918	$33.38446	2,046
2015	$33.38446	$33.45379	1,844
2016	$33.45379	$35.04867	1,598
2017	$35.04867	$35.44616	1,487
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.18700	$8.60760	1,857
2009	$8.60760	$10.03211	1,854
2010	$10.03211	$10.50313	3,573
2011	$10.50313	$11.93137	3,335
2012	$11.93137	$13.85937	2,612
2013	$13.85937	$15.97780	2,556
2014	$15.97780	$16.88005	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$14.05000	$7.02765	1,085
2009	$7.02765	$11.65274	983
2010	$11.65274	$14.36983	2,397
2011	$14.36983	$13.02377	2,254
2012	$13.02377	$14.25652	2,123
2013	$14.25652	$15.11098	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.65800	$8.77696	10,196
2009	$8.77696	$10.96793	9,591
2010	$10.96793	$11.50598	7,134
2011	$11.50598	$10.17332	6,870
2012	$10.17332	$11.78936	6,499
2013	$11.78936	$14.70847	6,312
2014	$14.70847	$13.07441	1,392
2015	$13.07441	$12.13146	1,384
2016	$12.13146	$11.57194	1,377
2017	$11.57194	$13.92160	5,519
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.60800	$7.47932	322
2009	$7.47932	$7.13705	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.70900	$11.32934	23,514
2009	$11.32934	$13.58911	21,770
2010	$13.58911	$14.52908	18,449
2011	$14.52908	$14.92221	17,650
2012	$14.92221	$16.65787	16,509
2013	$16.65787	$16.47043	15,796
2014	$16.47043	$17.34915	12,402
2015	$17.34915	$16.63733	11,263
2016	$16.63733	$17.40950	9,808
2017	$17.40950	$18.17892	9,171
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.61900	$8.83043	30,966
2009	$8.83043	$9.14217	38,498
2010	$9.14217	$9.16560	20,856
2011	$9.16560	$9.21031	19,049
2012	$9.21031	$9.30836	18,917
2013	$9.30836	$9.13802	18,801
2014	$9.13802	$9.03751	10,374
2015	$9.03751	$8.83583	10,090
2016	$8.83583	$9.08248	10,036
2017	$9.08248	$8.99426	7,059
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.21800	$10.24163	15,520
2009	$10.24163	$10.04622	8,014
2010	$10.04622	$9.85421	7,944
2011	$9.85421	$9.66635	7,909
2012	$9.66635	$9.48113	7,877
2013	$9.48113	$9.29989	20,615
2014	$9.29989	$9.12211	20,427
2015	$9.12211	$8.94774	13,721
2016	$8.94774	$8.89129	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.77100	$6.54455	13,225
2009	$6.54455	$10.96675	12,876
2010	$10.96675	$13.70650	14,160
2011	$13.70650	$12.50726	11,477
2012	$12.50726	$13.74985	11,077
2013	$13.74985	$20.27894	11,426
2014	$20.27894	$20.97201	6,717
2015	$20.97201	$22.28400	8,453
2016	$22.28400	$21.06009	8,428
2017	$21.06009	$30.77986	6,507
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.18400	$10.54430	8,949
2009	$10.54430	$12.35197	8,589
2010	$12.35197	$12.90203	8,379
2011	$12.90203	$11.62588	8,246
2012	$11.62588	$12.16318	8,008
2013	$12.16318	$12.93331	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15607	9,864
Putnam VT Growth and Income Fund - Class IB
2008	$11.03900	$6.63680	5,971
2009	$6.63680	$8.44984	6,160
2010	$8.44984	$9.47917	6,158
2011	$9.47917	$8.86585	6,157
2012	$8.86585	$10.35914	6,156
2013	$10.35914	$13.78511	6,155
2014	$13.78511	$14.97136	6,155
2015	$14.97136	$13.57831	6,155
2016	$13.57831	$15.31818	6,154
2017	$15.31818	$15.99124	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05072	1,047
2017	$10.05072	$12.90476	803
Putnam VT International Equity Fund - Class IB
2008	$15.57200	$8.55987	11,055
2009	$8.55987	$10.46346	9,781
2010	$10.46346	$11.29151	8,785
2011	$11.29151	$9.19936	8,149
2012	$9.19936	$10.99956	8,139
2013	$10.99956	$13.81669	8,130
2014	$13.81669	$12.63271	6,050
2015	$12.63271	$12.40733	5,983
2016	$12.40733	$11.87100	5,409
2017	$11.87100	$14.73855	5,402
Putnam VT Small Cap Value Fund - Class IB
2008	$13.67200	$8.13098	19,669
2009	$8.13098	$10.48935	19,607
2010	$10.48935	$12.96119	18,942
2011	$12.96119	$12.11174	17,999
2012	$12.11174	$13.95578	17,320
2013	$13.95578	$19.10921	16,925
2014	$19.10921	$19.38563	16,392
2015	$19.38563	$18.20713	15,813
2016	$18.20713	$22.76821	15,200
2017	$22.76821	$24.08987	14,943

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.18000	$5.66944	3,761
2009	$5.66944	$9.11355	3,364
2010	$9.11355	$10.79765	3,122
2011	$10.79765	$8.70021	2,953
2012	$8.70021	$9.74672	2,805
2013	$9.74672	$13.73954	2,689
2014	$13.73954	$14.78553	798
2015	$14.78553	$13.61489	783
2016	$13.61489	$13.63014	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.84% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 55 AND LESS) AND THE INCOME AND
DEATH BENEFIT COMBINATION OPTION 2
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.35600	$7.18234	265,093
2010	$8.47269	$9.36798	180,695
2011	$9.36798	$9.74029	148,015
2012	$9.74029	$11.19331	137,670
2013	$11.19331	$14.76720	96,182
2014	$14.76720	$15.81955	90,234
2015	$15.81955	$15.72751	81,995
2016	$15.72751	$17.12366	79,431
2017	$17.12366	$19.90728	74,895
AB VPS Growth Portfolio - Class B
2008	$11.10800	$6.24963	43,025
2010	$8.13936	$9.15874	56,564
2011	$9.15874	$9.06472	44,738
2012	$9.06472	$10.09131	39,889
2013	$10.09131	$13.22761	34,247
2014	$13.22761	$14.64652	30,810
2015	$14.64652	$15.62262	25,634
2016	$15.62262	$15.44458	25,202
2017	$15.44458	$20.30933	27,900
AB VPS Large Cap Growth Portfolio - Class B
2008	$9.88300	$5.82925	81,819
2010	$7.83401	$8.43395	50,934
2011	$8.43395	$7.99670	36,816
2012	$7.99670	$9.10171	27,320
2013	$9.10171	$12.22245	24,020
2014	$12.22245	$13.63851	20,890
2015	$13.63851	$14.81961	16,505
2016	$14.81961	$14.86897	16,258
2017	$14.86897	$19.19201	16,571
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.86805	104,630
2017	$9.86805	$9.71425	75,063
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.65700	$8.75483	3,022
2010	$12.24570	$13.59472	12,894
2011	$13.59472	$13.93395	10,376
2012	$13.93395	$15.78261	10,839
2013	$15.78261	$16.68116	4,755
2014	$16.68116	$16.34692	4,791
2015	$16.34692	$14.56134	4,506
2016	$14.56134	$16.69313	3,651
2017	$16.69313	$17.02184	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.15800	$9.07201	62,172
2010	$12.05777	$13.31695	104,570
2011	$13.31695	$13.36506	79,414
2012	$13.36506	$14.75725	36,736
2013	$14.75725	$16.48171	24,638
2014	$16.48171	$16.90104	22,984
2015	$16.90104	$15.39765	26,136
2016	$15.39765	$17.21027	22,503
2017	$17.21027	$18.50235	19,894
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$13.92800	$8.58590	29,988
2010	$10.60809	$11.56222	30,579
2011	$11.56222	$11.21560	31,949
2012	$11.21560	$12.55883	27,783
2013	$12.55883	$15.78929	24,977
2014	$15.78929	$16.57889	22,853
2015	$16.57889	$15.44831	22,884
2016	$15.44831	$17.57498	22,619
2017	$17.57498	$18.66607	18,285
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.71100	$9.76548	25,777
2010	$13.11788	$13.93928	30,150
2011	$13.93928	$12.21054	26,898
2012	$12.21054	$14.15038	22,617
2013	$14.15038	$17.05641	20,962
2014	$17.05641	$14.85744	18,746
2015	$14.85744	$13.61757	20,377
2016	$13.61757	$14.30643	20,371
2017	$14.30643	$16.36502	18,727
Invesco V.I. American Franchise Fund - Series I
2008	$9.28600	$4.64285	42,681
2010	$7.55776	$8.87845	17,998
2011	$8.87845	$8.16541	14,319
2012	$8.16541	$9.10226	72,126
2013	$9.10226	$12.50318	65,094
2014	$12.50318	$13.28991	59,362
2015	$13.28991	$13.67895	55,425
2016	$13.67895	$13.71291	55,132
2017	$13.71291	$17.11757	52,306
Invesco V.I. American Franchise Fund - Series II
2008	$9.13300	$4.55530	168,257
2010	$7.39617	$8.66829	117,452
2011	$8.66829	$7.95399	102,417
2012	$7.95399	$8.84059	94,178
2013	$8.84059	$12.11415	77,356
2014	$12.11415	$12.84422	74,379
2015	$12.84422	$13.18790	69,297
2016	$13.18790	$13.18821	68,312
2017	$13.18821	$16.42193	64,671

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.88600	$8.56625	199,187
2010	$11.68872	$14.00573	151,060
2011	$14.00573	$13.85550	118,362
2012	$13.85550	$15.93082	96,720
2013	$15.93082	$20.96645	82,871
2014	$20.96645	$22.55518	75,704
2015	$22.55518	$20.09052	74,255
2016	$20.09052	$22.74510	73,156
2017	$22.74510	$24.51738	67,938
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.06500	$6.23693	109,296
2010	$7.40210	$8.37949	82,857
2011	$8.37949	$7.56410	70,037
2012	$7.56410	$8.67646	0
Invesco V.I. Comstock Fund - Series II
2008	$13.14800	$8.27349	326,791
2010	$10.41340	$11.80948	230,510
2011	$11.80948	$11.33204	192,669
2012	$11.33204	$13.20914	146,607
2013	$13.20914	$17.56393	118,946
2014	$17.56393	$18.78288	108,319
2015	$18.78288	$17.27039	94,410
2016	$17.27039	$19.80517	93,277
2017	$19.80517	$22.82630	85,541
Invesco V.I. Core Equity Fund - Series I
2008	$11.41300	$7.81471	73,163
2010	$9.82756	$10.55356	41,197
2011	$10.55356	$10.33846	33,540
2012	$10.33846	$11.53999	30,623
2013	$11.53999	$14.62012	31,750
2014	$14.62012	$15.49800	27,423
2015	$15.49800	$14.31452	22,338
2016	$14.31452	$15.47206	21,129
2017	$15.47206	$17.16480	17,267
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.28100	$7.02596	209,702
2010	$8.53529	$9.22003	124,662
2011	$9.22003	$9.03198	113,113
2012	$9.03198	$10.47891	88,412
2013	$10.47891	$13.43166	79,021
2014	$13.43166	$14.81607	76,344
2015	$14.81607	$14.78642	68,541
2016	$14.78642	$16.60157	66,870
2017	$16.60157	$17.63213	63,028
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.25614	23,954
2012	$12.25614	$13.50105	18,992
2013	$13.50105	$16.52712	13,619
2014	$16.52712	$17.62011	12,726
2015	$17.62011	$16.82465	11,955
2016	$16.82465	$18.93917	11,329
2017	$18.93917	$20.56651	12,086

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.76396	70,732
2012	$9.76396	$10.85369	65,145
2013	$10.85369	$13.00620	55,889
2014	$13.00620	$12.81033	53,367
2015	$12.81033	$12.34956	47,153
2016	$12.34956	$12.89302	46,791
2017	$12.89302	$15.49465	43,454
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.56800	$8.98946	112,685
2010	$10.23126	$11.22070	83,482
2011	$11.22070	$12.08249	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.10958	31,162
2014	$14.10958	$14.04945	31,254
2015	$14.04945	$13.30706	11,256
2016	$13.30706	$14.45694	10,998
2017	$14.45694	$15.03874	8,601
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.20000	$7.67857	46,635
2010	$10.85889	$11.70347	33,056
2011	$11.70347	$11.66183	15,149
2012	$11.66183	$13.54556	13,919
2013	$13.54556	$13.94870	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.09000	$9.43800	39,067
2010	$11.55454	$12.70054	27,810
2011	$12.70054	$13.49280	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.32600	$9.33684	4,005
2010	$11.91697	$13.32966	9,309
2011	$13.32966	$12.23283	9,654
2012	$12.23283	$13.30353	8,925
2013	$13.30353	$16.79769	7,426
2014	$16.79769	$17.19512	6,961
2015	$17.19512	$16.17560	6,742
2016	$16.17560	$17.98633	6,036
2017	$17.98633	$20.26157	3,481
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.33000	$7.46724	25,008
2010	$11.44563	$14.27909	24,837
2011	$14.27909	$12.68666	23,695
2012	$12.68666	$13.88062	12,002
2013	$13.88062	$18.58611	10,613
2014	$18.58611	$19.61931	10,150
2015	$19.61931	$19.43112	11,237
2016	$19.43112	$19.15638	11,356
2017	$19.15638	$22.93605	10,839

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.49300	$7.06688	206,916
2010	$8.73227	$9.80794	191,650
2011	$9.80794	$9.76161	125,335
2012	$9.76161	$11.05238	113,843
2013	$11.05238	$14.25226	107,380
2014	$14.25226	$15.77984	93,033
2015	$15.77984	$15.58751	80,890
2016	$15.58751	$16.99078	80,436
2017	$16.99078	$20.15351	84,476
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$37.41400	$15.90625	35,101
2010	$26.48108	$30.89564	37,939
2011	$30.89564	$24.76746	28,176
2012	$24.76746	$29.11950	21,919
2013	$29.11950	$28.25015	15,917
2014	$28.25015	$26.44747	14,794
2015	$26.44747	$23.15167	13,320
2016	$23.15167	$24.22392	13,320
2017	$24.22392	$32.07248	7,921
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$17.91958	15,025
2015	$17.91958	$15.12567	14,752
2016	$15.12567	$17.04623	10,517
2017	$17.04623	$18.80576	9,795
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$15.95700	$8.66087	57,496
2010	$11.25093	$11.65511	40,783
2011	$11.65511	$11.00446	27,278
2012	$11.00446	$12.27935	24,868
2013	$12.27935	$13.95562	22,376
2014	$13.95562	$13.97400	22,280
2015	$13.97400	$12.82124	17,781
2016	$12.82124	$13.26894	17,456
2017	$13.26894	$15.10223	16,644
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.96078	65,558
2014	$13.96078	$13.95746	62,193
2015	$13.95746	$12.78768	52,318
2016	$12.78768	$13.22380	50,686
2017	$13.22380	$15.03223	42,113
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.16100	$6.05690	42,698
2010	$9.82904	$11.83723	26,719
2011	$11.83723	$11.27858	21,003
2012	$11.27858	$12.64405	18,366
2013	$12.64405	$18.35194	18,654
2014	$18.35194	$19.13274	18,300
2015	$19.13274	$21.04927	17,472
2016	$21.04927	$20.29601	17,206
2017	$20.29601	$28.47990	18,703

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$17.93000	$9.35521	84,787
2010	$14.45743	$18.75104	66,842
2011	$18.75104	$17.07146	41,625
2012	$17.07146	$18.18676	33,076
2013	$18.18676	$24.50959	26,331
2014	$24.50959	$24.49695	22,815
2015	$24.49695	$22.59572	21,779
2016	$22.59572	$20.20445	21,423
2017	$20.20445	$27.48302	19,998
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$22.63700	$13.77952	63,258
2010	$17.33604	$22.08470	40,102
2011	$22.08470	$22.92987	33,271
2012	$22.92987	$26.03393	29,460
2013	$26.03393	$26.04246	27,723
2014	$26.04246	$33.11432	25,635
2015	$33.11432	$33.16318	22,899
2016	$33.16318	$34.72344	22,632
2017	$34.72344	$35.09624	20,268
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.13600	$8.56876	42,092
2010	$9.98086	$10.44320	42,122
2011	$10.44320	$11.85621	30,094
2012	$11.85621	$13.76377	20,723
2013	$13.76377	$15.85807	15,193
2014	$15.85807	$16.75039	0
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$13.99500	$6.99593	54,792
2010	$11.59317	$14.28780	50,679
2011	$14.28780	$12.94167	36,717
2012	$12.94167	$14.15812	31,806
2013	$14.15812	$15.00382	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.59600	$8.73734	126,101
2010	$10.91187	$11.44031	81,507
2011	$11.44031	$10.10919	70,579
2012	$10.10919	$11.70799	65,471
2013	$11.70799	$14.59820	42,024
2014	$14.59820	$12.96860	43,693
2015	$12.96860	$12.02606	36,652
2016	$12.02606	$11.46453	34,306
2017	$11.46453	$13.78415	29,580
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.55500	$7.44556	35,058

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.66000	$11.27820	99,535
2010	$13.51966	$14.44616	96,203
2011	$14.44616	$14.82817	72,854
2012	$14.82817	$16.54294	67,114
2013	$16.54294	$16.34699	55,960
2014	$16.34699	$17.20879	53,960
2015	$17.20879	$16.49283	47,010
2016	$16.49283	$17.24797	44,500
2017	$17.24797	$17.99948	45,441
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.57800	$8.79060	121,824
2010	$9.09548	$9.11330	109,322
2011	$9.11330	$9.15228	95,285
2012	$9.15228	$9.24413	87,634
2013	$9.24413	$9.06954	79,330
2014	$9.06954	$8.96440	79,719
2015	$8.96440	$8.75908	75,638
2016	$8.75908	$8.99820	75,120
2017	$8.99820	$8.90547	75,793
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.17800	$10.19544	212,875
2010	$9.99491	$9.79800	98,460
2011	$9.79800	$9.60546	88,744
2012	$9.60546	$9.41574	97,215
2013	$9.41574	$9.23020	94,598
2014	$9.23020	$9.04833	86,152
2015	$9.04833	$8.87003	85,002
2016	$8.87003	$8.81234	0
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.72100	$6.51501	239,880
2010	$10.91071	$13.62828	164,878
2011	$13.62828	$12.42844	136,188
2012	$12.42844	$13.65498	108,201
2013	$13.65498	$20.12696	103,847
2014	$20.12696	$20.80234	92,061
2015	$20.80234	$22.09046	84,695
2016	$22.09046	$20.86468	67,294
2017	$20.86468	$30.47604	62,115
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.12800	$10.49672	122,578
2010	$12.28885	$12.82841	106,441
2011	$12.82841	$11.55262	96,812
2012	$11.55262	$12.07926	77,779
2013	$12.07926	$12.84163	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15179	10,778

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Growth and Income Fund - Class IB
2008	$10.99600	$6.60685	39,230
2010	$8.40665	$9.42507	23,765
2011	$9.42507	$8.80998	13,818
2012	$8.80998	$10.28765	11,793
2013	$10.28765	$13.68178	10,852
2014	$13.68178	$14.85023	9,061
2015	$14.85023	$13.46037	10,056
2016	$13.46037	$15.17604	9,737
2017	$15.17604	$15.83939	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05003	32,555
2017	$10.05003	$12.89617	32,020
Putnam VT International Equity Fund - Class IB
2008	$15.51100	$8.52121	139,346
2010	$10.40994	$11.22703	91,156
2011	$11.22703	$9.14134	80,188
2012	$9.14134	$10.92360	66,467
2013	$10.92360	$13.71306	50,595
2014	$13.71306	$12.53043	46,834
2015	$12.53043	$12.29950	39,817
2016	$12.29950	$11.76080	38,853
2017	$11.76080	$14.59299	37,091
Putnam VT Small Cap Value Fund - Class IB
2008	$13.62600	$8.09849	89,724
2010	$10.44118	$12.89394	74,391
2011	$12.89394	$12.04169	62,647
2012	$12.04169	$13.86670	54,738
2013	$13.86670	$18.97585	53,706
2014	$18.97585	$19.23879	50,002
2015	$19.23879	$18.05836	47,033
2016	$18.05836	$22.56866	45,874
2017	$22.56866	$23.86444	41,020
Putnam VT Voyager Fund - Class IB
2008	$9.14400	$5.64385	78,389
2010	$9.06698	$10.73603	61,979
2011	$10.73603	$8.64538	55,173
2012	$8.64538	$9.67946	36,802
2013	$9.67946	$13.63655	31,170
2014	$13.63655	$14.66588	29,243
2015	$14.66588	$13.49661	27,021
2016	$13.49661	$13.50458	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 66-75) AND THE INCOME BENEFIT
COMBINATION OPTION 2
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.35600	$7.18234	265,093
2009	$7.18234	$8.47269	219,511
2010	$8.47269	$9.36798	180,695
2011	$9.36798	$9.74029	148,015
2012	$9.74029	$11.19331	137,670
2013	$11.19331	$14.76720	96,182
2014	$14.76720	$15.81955	90,234
2015	$15.81955	$15.72751	81,995
2016	$15.72751	$17.12366	79,431
2017	$17.12366	$19.90728	74,895
AB VPS Growth Portfolio - Class B
2008	$11.10800	$6.24963	43,025
2009	$6.24963	$8.13936	71,030
2010	$8.13936	$9.15874	56,564
2011	$9.15874	$9.06472	44,738
2012	$9.06472	$10.09131	39,889
2013	$10.09131	$13.22761	34,247
2014	$13.22761	$14.64652	30,810
2015	$14.64652	$15.62262	25,634
2016	$15.62262	$15.44458	25,202
2017	$15.44458	$20.30933	27,900
AB VPS Large Cap Growth Portfolio - Class B
2008	$9.88300	$5.82925	81,819
2009	$5.82925	$7.83401	55,666
2010	$7.83401	$8.43395	50,934
2011	$8.43395	$7.99670	36,816
2012	$7.99670	$9.10171	27,320
2013	$9.10171	$12.22245	24,020
2014	$12.22245	$13.63851	20,890
2015	$13.63851	$14.81961	16,505
2016	$14.81961	$14.86897	16,258
2017	$14.86897	$19.19201	16,571
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.86805	104,630
2017	$9.86805	$9.71425	75,063
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.65600	$8.75483	3,022
2009	$8.75483	$12.24570	5,821
2010	$12.24570	$13.59472	12,894
2011	$13.59472	$13.93395	10,376
2012	$13.93395	$15.78261	10,839
2013	$15.78261	$16.68116	4,755
2014	$16.68116	$16.34692	4,791
2015	$16.34692	$14.56134	4,506
2016	$14.56134	$16.69313	3,651
2017	$16.69313	$17.02184	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.15600	$9.07201	62,172
2009	$9.07201	$12.05777	103,677
2010	$12.05777	$13.31695	104,570
2011	$13.31695	$13.36506	79,414
2012	$13.36506	$14.75725	36,736
2013	$14.75725	$16.48171	24,638
2014	$16.48171	$16.90104	22,984
2015	$16.90104	$15.39765	26,136
2016	$15.39765	$17.21027	22,503
2017	$17.21027	$18.50235	19,894
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$13.92700	$8.58590	29,988
2009	$8.58590	$10.60809	31,791
2010	$10.60809	$11.56222	30,579
2011	$11.56222	$11.21560	31,949
2012	$11.21560	$12.55883	27,783
2013	$12.55883	$15.78929	24,977
2014	$15.78929	$16.57889	22,853
2015	$16.57889	$15.44831	22,884
2016	$15.44831	$17.57498	22,619
2017	$17.57498	$18.66607	18,285
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.70900	$9.76548	25,777
2009	$9.76548	$13.11788	32,594
2010	$13.11788	$13.93928	30,150
2011	$13.93928	$12.21054	26,898
2012	$12.21054	$14.15038	22,617
2013	$14.15038	$17.05641	20,962
2014	$17.05641	$14.85744	18,746
2015	$14.85744	$13.61757	20,377
2016	$13.61757	$14.30643	20,371
2017	$14.30643	$16.36502	18,727
Invesco V.I. American Franchise Fund - Series I
2008	$9.28600	$4.64285	42,681
2009	$4.64285	$7.55776	37,809
2010	$7.55776	$8.87845	17,998
2011	$8.87845	$8.16541	14,319
2012	$8.16541	$9.10226	72,126
2013	$9.10226	$12.50318	65,094
2014	$12.50318	$13.28991	59,362
2015	$13.28991	$13.67895	55,425
2016	$13.67895	$13.71291	55,132
2017	$13.71291	$17.11757	52,306
Invesco V.I. American Franchise Fund - Series II
2008	$9.13300	$4.55530	168,257
2009	$4.55530	$7.39617	130,459
2010	$7.39617	$8.66829	117,452
2011	$8.66829	$7.95399	102,417
2012	$7.95399	$8.84059	94,178
2013	$8.84059	$12.11415	77,356
2014	$12.11415	$12.84422	74,379
2015	$12.84422	$13.18790	69,297
2016	$13.18790	$13.18821	68,312
2017	$13.18821	$16.42193	64,671

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.88600	$8.56625	199,187
2009	$8.56625	$11.68872	170,478
2010	$11.68872	$14.00573	151,060
2011	$14.00573	$13.85550	118,362
2012	$13.85550	$15.93082	96,720
2013	$15.93082	$20.96645	82,871
2014	$20.96645	$22.55518	75,704
2015	$22.55518	$20.09052	74,255
2016	$20.09052	$22.74510	73,156
2017	$22.74510	$24.51738	67,938
Invesco V.I. Capital Appreciation Fund - Series I
2008	$11.06500	$6.23693	109,296
2009	$6.23693	$7.40210	97,866
2010	$7.40210	$8.37949	82,857
2011	$8.37949	$7.56410	70,037
2012	$7.56410	$8.67646	0
Invesco V.I. Comstock Fund - Series II
2008	$13.14800	$8.27349	326,791
2009	$8.27349	$10.41340	302,271
2010	$10.41340	$11.80948	230,510
2011	$11.80948	$11.33204	192,669
2012	$11.33204	$13.20914	146,607
2013	$13.20914	$17.56393	118,946
2014	$17.56393	$18.78288	108,319
2015	$18.78288	$17.27039	94,410
2016	$17.27039	$19.80517	93,277
2017	$19.80517	$22.82630	85,541
Invesco V.I. Core Equity Fund - Series I
2008	$11.41300	$7.81471	73,163
2009	$7.81471	$9.82756	49,461
2010	$9.82756	$10.55356	41,197
2011	$10.55356	$10.33846	33,540
2012	$10.33846	$11.53999	30,623
2013	$11.53999	$14.62012	31,750
2014	$14.62012	$15.49800	27,423
2015	$15.49800	$14.31452	22,338
2016	$14.31452	$15.47206	21,129
2017	$15.47206	$17.16480	17,267
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.28100	$7.02596	209,702
2009	$7.02596	$8.53529	176,627
2010	$8.53529	$9.22003	124,662
2011	$9.22003	$9.03198	113,113
2012	$9.03198	$10.47891	88,412
2013	$10.47891	$13.43166	79,021
2014	$13.43166	$14.81607	76,344
2015	$14.81607	$14.78642	68,541
2016	$14.78642	$16.60157	66,870
2017	$16.60157	$17.63213	63,028

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.25614	23,954
2012	$12.25614	$13.50105	18,992
2013	$13.50105	$16.52712	13,619
2014	$16.52712	$17.62011	12,726
2015	$17.62011	$16.82465	11,955
2016	$16.82465	$18.93917	11,329
2017	$18.93917	$20.56651	12,086
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.76396	70,732
2012	$9.76396	$10.85369	65,145
2013	$10.85369	$13.00620	55,889
2014	$13.00620	$12.81033	53,367
2015	$12.81033	$12.34956	47,153
2016	$12.34956	$12.89302	46,791
2017	$12.89302	$15.49465	43,454
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.56800	$8.98946	112,685
2009	$8.98946	$10.23126	112,510
2010	$10.23126	$11.22070	83,482
2011	$11.22070	$12.08249	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$14.10958	31,162
2014	$14.10958	$14.04945	31,254
2015	$14.04945	$13.30706	11,256
2016	$13.30706	$14.45694	10,998
2017	$14.45694	$15.03874	8,601
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.20000	$7.67857	46,635
2009	$7.67857	$10.85889	31,017
2010	$10.85889	$11.70347	33,056
2011	$11.70347	$11.66183	15,149
2012	$11.66183	$13.54556	13,919
2013	$13.54556	$13.94870	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.09000	$9.43800	39,067
2009	$9.43800	$11.55454	33,967
2010	$11.55454	$12.70054	27,810
2011	$12.70054	$13.49280	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.32500	$9.33684	4,005
2009	$9.33684	$11.91697	7,917
2010	$11.91697	$13.32966	9,309
2011	$13.32966	$12.23283	9,654
2012	$12.23283	$13.30353	8,925
2013	$13.30353	$16.79769	7,426
2014	$16.79769	$17.19512	6,961
2015	$17.19512	$16.17560	6,742
2016	$16.17560	$17.98633	6,036
2017	$17.98633	$20.26157	3,481

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.32800	$7.46724	25,008
2009	$7.46724	$11.44563	28,853
2010	$11.44563	$14.27909	24,837
2011	$14.27909	$12.68666	23,695
2012	$12.68666	$13.88062	12,002
2013	$13.88062	$18.58611	10,613
2014	$18.58611	$19.61931	10,150
2015	$19.61931	$19.43112	11,237
2016	$19.43112	$19.15638	11,356
2017	$19.15638	$22.93605	10,839
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.49300	$7.06688	206,916
2009	$7.06688	$8.73227	227,961
2010	$8.73227	$9.80794	191,650
2011	$9.80794	$9.76161	125,335
2012	$9.76161	$11.05238	113,843
2013	$11.05238	$14.25226	107,380
2014	$14.25226	$15.77984	93,033
2015	$15.77984	$15.58751	80,890
2016	$15.58751	$16.99078	80,436
2017	$16.99078	$20.15351	84,476
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$37.41400	$15.90625	35,101
2009	$15.90625	$26.48108	34,789
2010	$26.48108	$30.89564	37,939
2011	$30.89564	$24.76746	28,176
2012	$24.76746	$29.11950	21,919
2013	$29.11950	$28.25015	15,917
2014	$28.25015	$26.44747	14,794
2015	$26.44747	$23.15167	13,320
2016	$23.15167	$24.22392	13,320
2017	$24.22392	$32.07248	7,921
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$17.91958	15,025
2015	$17.91958	$15.12567	14,752
2016	$15.12567	$17.04623	10,517
2017	$17.04623	$18.80576	9,795
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$15.95700	$8.66087	57,496
2009	$8.66087	$11.25093	63,131
2010	$11.25093	$11.65511	40,783
2011	$11.65511	$11.00446	27,278
2012	$11.00446	$12.27935	24,868
2013	$12.27935	$13.95562	22,376
2014	$13.95562	$13.97400	22,280
2015	$13.97400	$12.82124	17,781
2016	$12.82124	$13.26894	17,456
2017	$13.26894	$15.10223	16,644

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.96078	65,558
2014	$13.96078	$13.95746	62,193
2015	$13.95746	$12.78768	52,318
2016	$12.78768	$13.22380	50,686
2017	$13.22380	$15.03223	42,113
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.16100	$6.05690	42,698
2009	$6.05690	$9.82904	36,081
2010	$9.82904	$11.83723	26,719
2011	$11.83723	$11.27858	21,003
2012	$11.27858	$12.64405	18,366
2013	$12.64405	$18.35194	18,654
2014	$18.35194	$19.13274	18,300
2015	$19.13274	$21.04927	17,472
2016	$21.04927	$20.29601	17,206
2017	$20.29601	$28.47990	18,703
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$17.93000	$9.35521	84,787
2009	$9.35521	$14.45743	74,416
2010	$14.45743	$18.75104	66,842
2011	$18.75104	$17.07146	41,625
2012	$17.07146	$18.18676	33,076
2013	$18.18676	$24.50959	26,331
2014	$24.50959	$24.49695	22,815
2015	$24.49695	$22.59572	21,779
2016	$22.59572	$20.20445	21,423
2017	$20.20445	$27.48302	19,998
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$22.63700	$13.77952	63,258
2009	$13.77952	$17.33604	59,700
2010	$17.33604	$22.08470	40,102
2011	$22.08470	$22.92987	33,271
2012	$22.92987	$26.03393	29,460
2013	$26.03393	$26.04246	27,723
2014	$26.04246	$33.11432	25,635
2015	$33.11432	$33.16318	22,899
2016	$33.16318	$34.72344	22,632
2017	$34.72344	$35.09624	20,268
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.13600	$8.56876	42,092
2009	$8.56876	$9.98086	44,954
2010	$9.98086	$10.44320	42,122
2011	$10.44320	$11.85621	30,094
2012	$11.85621	$13.76377	20,723
2013	$13.76377	$15.85807	15,193
2014	$15.85807	$16.75039	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$13.99500	$6.99593	54,792
2009	$6.99593	$11.59317	52,502
2010	$11.59317	$14.28780	50,679
2011	$14.28780	$12.94167	36,717
2012	$12.94167	$14.15812	31,806
2013	$14.15812	$15.00382	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.59600	$8.73734	126,101
2009	$8.73734	$10.91187	102,204
2010	$10.91187	$11.44031	81,507
2011	$11.44031	$10.10919	70,579
2012	$10.10919	$11.70799	65,471
2013	$11.70799	$14.59820	42,024
2014	$14.59820	$12.96860	43,693
2015	$12.96860	$12.02606	36,652
2016	$12.02606	$11.46453	34,306
2017	$11.46453	$13.78415	29,580
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.55500	$7.44556	35,058
2009	$7.44556	$7.10348	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.66000	$11.27820	99,535
2009	$11.27820	$13.51966	107,824
2010	$13.51966	$14.44616	96,203
2011	$14.44616	$14.82817	72,854
2012	$14.82817	$16.54294	67,114
2013	$16.54294	$16.34699	55,960
2014	$16.34699	$17.20879	53,960
2015	$17.20879	$16.49283	47,010
2016	$16.49283	$17.24797	44,500
2017	$17.24797	$17.99948	45,441
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.57800	$8.79060	121,824
2009	$8.79060	$9.09548	120,481
2010	$9.09548	$9.11330	109,322
2011	$9.11330	$9.15228	95,285
2012	$9.15228	$9.24413	87,634
2013	$9.24413	$9.06954	79,330
2014	$9.06954	$8.96440	79,719
2015	$8.96440	$8.75908	75,638
2016	$8.75908	$8.99820	75,120
2017	$8.99820	$8.90547	75,793
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.17800	$10.19544	212,875
2009	$10.19544	$9.99491	123,533
2010	$9.99491	$9.79800	98,460
2011	$9.79800	$9.60546	88,744
2012	$9.60546	$9.41574	97,215
2013	$9.41574	$9.23020	94,598
2014	$9.23020	$9.04833	86,152
2015	$9.04833	$8.87003	85,002
2016	$8.87003	$8.81234	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.72100	$6.51501	239,880
2009	$6.51501	$10.91071	185,316
2010	$10.91071	$13.62828	164,878
2011	$13.62828	$12.42844	136,188
2012	$12.42844	$13.65498	108,201
2013	$13.65498	$20.12696	103,847
2014	$20.12696	$20.80234	92,061
2015	$20.80234	$22.09046	84,695
2016	$22.09046	$20.86468	67,294
2017	$20.86468	$30.47604	62,115
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.12800	$10.49672	122,578
2009	$10.49672	$12.28885	121,079
2010	$12.28885	$12.82841	106,441
2011	$12.82841	$11.55262	96,812
2012	$11.55262	$12.07926	77,779
2013	$12.07926	$12.84163	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.15179	10,778
Putnam VT Growth and Income Fund - Class IB
2008	$10.99600	$6.60685	39,230
2009	$6.60685	$8.40665	27,192
2010	$8.40665	$9.42507	23,765
2011	$9.42507	$8.80998	13,818
2012	$8.80998	$10.28765	11,793
2013	$10.28765	$13.68178	10,852
2014	$13.68178	$14.85023	9,061
2015	$14.85023	$13.46037	10,056
2016	$13.46037	$15.17604	9,737
2017	$15.17604	$15.83939	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.05003	32,555
2017	$10.05003	$12.89617	32,020
Putnam VT International Equity Fund - Class IB
2008	$15.51100	$8.52121	139,346
2009	$8.52121	$10.40994	111,869
2010	$10.40994	$11.22703	91,156
2011	$11.22703	$9.14134	80,188
2012	$9.14134	$10.92360	66,467
2013	$10.92360	$13.71306	50,595
2014	$13.71306	$12.53043	46,834
2015	$12.53043	$12.29950	39,817
2016	$12.29950	$11.76080	38,853
2017	$11.76080	$14.59299	37,091
Putnam VT Small Cap Value Fund - Class IB
2008	$13.62600	$8.09849	89,724
2009	$8.09849	$10.44118	82,054
2010	$10.44118	$12.89394	74,391
2011	$12.89394	$12.04169	62,647
2012	$12.04169	$13.86670	54,738
2013	$13.86670	$18.97585	53,706
2014	$18.97585	$19.23879	50,002
2015	$19.23879	$18.05836	47,033
2016	$18.05836	$22.56866	45,874
2017	$22.56866	$23.86444	41,020

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.14400	$5.64385	78,389
2009	$5.64385	$9.06698	69,699
2010	$9.06698	$10.73603	61,979
2011	$10.73603	$8.64538	55,173
2012	$8.64538	$9.67946	36,802
2013	$9.67946	$13.63655	31,170
2014	$13.63655	$14.66588	29,243
2015	$14.66588	$13.49661	27,021
2016	$13.49661	$13.50458	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

Morgan Stanley Variable Annuity 3 - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
WITH THE ENHANCED EARNINGS DEATH BENEFIT PLUS OPTION (AGE 56-65) AND THE INCOME AND DEATH
BENEFIT COMBINATION OPTION 2
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
AB VPS Growth & Income Portfolio - Class B
2008	$12.27500	$7.12838	174,325
2009	$7.12838	$8.40063	157,489
2010	$8.40063	$9.27902	118,669
2011	$9.27902	$9.63818	103,055
2012	$9.63818	$11.06487	92,565
2013	$11.06487	$14.58318	91,782
2014	$14.58318	$15.60681	68,987
2015	$15.60681	$15.50051	65,286
2016	$15.50051	$16.85969	57,654
2017	$16.85969	$19.58087	55,587
AB VPS Growth Portfolio - Class B
2008	$11.03500	$6.20265	37,662
2009	$6.20265	$8.07010	30,584
2010	$8.07010	$9.07174	26,258
2011	$9.07174	$8.96966	18,943
2012	$8.96966	$9.97549	18,449
2013	$9.97549	$13.06273	16,502
2014	$13.06273	$14.44951	17,270
2015	$14.44951	$15.39708	13,571
2016	$15.39708	$15.20643	11,729
2017	$15.20643	$19.97626	11,640
AB VPS Large Cap Growth Portfolio - Class B
2008	$9.81800	$5.78545	54,100
2009	$5.78545	$7.76736	44,603
2010	$7.76736	$8.35383	34,697
2011	$8.35383	$7.91284	32,727
2012	$7.91284	$8.99723	28,656
2013	$8.99723	$12.07008	20,140
2014	$12.07008	$13.45505	17,877
2015	$13.45505	$14.60567	15,466
2016	$14.60567	$14.63971	12,499
2017	$14.63971	$18.87728	11,087
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2016	$10.00000	$9.86144	69,801
2017	$9.86144	$9.69807	79,212
FTVIP Franklin High Income VIP Fund - Class 2
2008	$11.61400	$8.71388	9,869
2009	$8.71388	$12.17624	17,004
2010	$12.17624	$13.50410	16,094
2011	$13.50410	$13.82728	16,495
2012	$13.82728	$15.64611	10,500
2013	$15.64611	$16.52035	10,190
2014	$16.52035	$16.17318	12,647
2015	$16.17318	$14.39217	11,048
2016	$14.39217	$16.48275	9,746
2017	$16.48275	$16.80185	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
FTVIP Franklin Income VIP Fund - Class 2
2008	$13.11000	$9.03002	70,688
2009	$9.03002	$11.98997	85,415
2010	$11.98997	$13.22886	68,432
2011	$13.22886	$13.26342	64,472
2012	$13.26342	$14.63036	54,953
2013	$14.63036	$16.32367	53,384
2014	$16.32367	$16.72225	35,888
2015	$16.72225	$15.21954	40,138
2016	$15.21954	$16.99423	36,758
2017	$16.99423	$18.25190	34,806
FTVIP Franklin Mutual Shares VIP Fund - Class 2
2008	$13.87700	$8.54580	52,277
2009	$8.54580	$10.54800	50,599
2010	$10.54800	$11.48525	37,942
2011	$11.48525	$11.12982	29,991
2012	$11.12982	$12.45031	24,580
2013	$12.45031	$15.63722	24,162
2014	$15.63722	$16.40280	19,791
2015	$16.40280	$15.26894	19,524
2016	$15.26894	$17.35359	38,501
2017	$17.35359	$18.41258	35,329
FTVIP Templeton Foreign VIP Fund - Class 2
2008	$16.64900	$9.71988	28,809
2009	$9.71988	$13.04360	27,245
2010	$13.04360	$13.84651	21,873
2011	$13.84651	$12.11718	13,600
2012	$12.11718	$14.02811	5,316
2013	$14.02811	$16.89215	6,327
2014	$16.89215	$14.69965	9,072
2015	$14.69965	$13.45948	8,761
2016	$13.45948	$14.12626	9,975
2017	$14.12626	$16.14283	9,538
Invesco V.I. American Franchise Fund - Series I
2008	$9.22500	$4.60795	18,487
2009	$4.60795	$7.49346	18,313
2010	$7.49346	$8.79412	15,996
2011	$8.79412	$8.07979	8,242
2012	$8.07979	$8.99779	30,392
2013	$8.99779	$12.34734	28,813
2014	$12.34734	$13.11116	27,208
2015	$13.11116	$13.48148	25,476
2016	$13.48148	$13.50147	23,604
2017	$13.50147	$16.83686	22,139
Invesco V.I. American Franchise Fund - Series II
2008	$9.07400	$4.52108	119,170
2009	$4.52108	$7.33325	102,758
2010	$7.33325	$8.58598	70,716
2011	$8.58598	$7.87060	61,786
2012	$7.87060	$8.73915	54,349
2013	$8.73915	$11.96319	45,591
2014	$11.96319	$12.67150	41,565
2015	$12.67150	$12.99755	37,380
2016	$12.99755	$12.98491	34,386
2017	$12.98491	$16.15268	32,136

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. American Value Fund - Series I
2008	$14.78900	$8.50193	143,376
2009	$8.50193	$11.58937	125,621
2010	$11.58937	$13.87283	111,571
2011	$13.87283	$13.71034	93,195
2012	$13.71034	$15.74812	74,151
2013	$15.74812	$20.70531	70,982
2014	$20.70531	$22.25198	61,113
2015	$22.25198	$19.80063	49,811
2016	$19.80063	$22.39456	44,399
2017	$22.39456	$24.11547	40,453
Invesco V.I. Capital Appreciation Fund - Series I
2008	$10.99300	$6.19006	39,955
2009	$6.19006	$7.33913	39,443
2010	$7.33913	$8.29988	31,971
2011	$8.29988	$7.48477	26,357
2012	$7.48477	$8.58267	0
Invesco V.I. Comstock Fund - Series II
2008	$13.07400	$8.21849	266,416
2009	$8.21849	$10.33383	243,712
2010	$10.33383	$11.70754	213,309
2011	$11.70754	$11.22302	180,239
2012	$11.22302	$13.06895	149,718
2013	$13.06895	$17.36017	139,410
2014	$17.36017	$18.54641	121,294
2015	$18.54641	$17.03589	113,825
2016	$17.03589	$19.51679	103,681
2017	$19.51679	$22.47155	97,440
Invesco V.I. Core Equity Fund - Series I
2008	$11.39400	$7.79382	46,965
2009	$7.79382	$9.79150	39,166
2010	$9.79150	$10.50433	36,875
2011	$10.50433	$10.27997	32,401
2012	$10.27997	$11.46320	29,806
2013	$11.46320	$14.50832	26,984
2014	$14.50832	$15.36412	27,403
2015	$15.36412	$14.17667	26,777
2016	$14.17667	$15.30781	26,814
2017	$15.30781	$16.96564	25,141
Invesco V.I. Diversified Dividend Fund - Series II
2008	$11.20700	$6.97318	127,248
2009	$6.97318	$8.46271	115,542
2010	$8.46271	$9.13249	102,315
2011	$9.13249	$8.93729	93,435
2012	$8.93729	$10.35867	83,404
2013	$10.35867	$13.26427	82,913
2014	$13.26427	$14.61680	76,334
2015	$14.61680	$14.57296	66,804
2016	$14.57296	$16.34560	62,269
2017	$16.34560	$17.34298	58,945

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Equity and Income Fund - Series II
2011	$10.00000	$12.12769	46,079
2012	$12.12769	$13.34616	37,915
2013	$13.34616	$16.32119	35,286
2014	$16.32119	$17.38318	24,396
2015	$17.38318	$16.58182	22,160
2016	$16.58182	$18.64721	21,391
2017	$18.64721	$20.22931	19,119
Invesco V.I. Global Core Equity Fund - Series II
2011	$10.00000	$9.66161	63,505
2012	$9.66161	$10.72916	53,328
2013	$10.72916	$12.84412	47,106
2014	$12.84412	$12.63805	44,804
2015	$12.63805	$12.17130	41,086
2016	$12.17130	$12.69425	37,063
2017	$12.69425	$15.24058	32,947
Invesco V.I. Global Dividend Growth Fund - Series II
2008	$15.46600	$8.92194	86,664
2009	$8.92194	$10.14426	80,976
2010	$10.14426	$11.11418	69,533
2011	$11.11418	$11.96388	0
Invesco V.I. High Yield Fund - Series II
2013	$10.00000	$13.93383	8,459
2014	$13.93383	$13.86058	8,110
2015	$13.86058	$13.11505	7,337
2016	$13.11505	$14.23415	5,145
2017	$14.23415	$14.79223	4,529
Invesco V.I. High Yield Securities Fund - Series II
2008	$10.13300	$7.62093	26,069
2009	$7.62093	$10.76660	25,915
2010	$10.76660	$11.59239	13,579
2011	$11.59239	$11.53965	11,120
2012	$11.53965	$13.39023	8,343
2013	$13.39023	$13.78435	0
Invesco V.I. Income Builder Fund - Series II
2008	$13.00500	$9.36709	73,271
2009	$9.36709	$11.45628	63,804
2010	$11.45628	$12.57998	57,138
2011	$12.57998	$13.36036	0
Invesco V.I. Mid Cap Core Equity Fund - Series I
2008	$13.28100	$9.29550	1,158
2009	$9.29550	$11.85235	906
2010	$11.85235	$13.24415	904
2011	$13.24415	$12.14224	1,172
2012	$12.14224	$13.19178	2,195
2013	$13.19178	$16.63996	7,155
2014	$16.63996	$17.01663	3,911
2015	$17.01663	$15.99170	3,763
2016	$15.99170	$17.76414	3,541
2017	$17.76414	$19.99133	3,076

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Growth Fund - Series II
2008	$14.27900	$7.43318	9,207
2009	$7.43318	$11.38205	18,488
2010	$11.38205	$14.18561	15,503
2011	$14.18561	$12.59102	13,165
2012	$12.59102	$13.76217	5,493
2013	$13.76217	$18.40912	3,900
2014	$18.40912	$19.41306	2,924
2015	$19.41306	$19.20763	2,905
2016	$19.20763	$18.91717	2,295
2017	$18.91717	$22.62708	1,967
Invesco V.I. S&P 500 Index Fund - Series II
2008	$11.41800	$7.01380	116,174
2009	$7.01380	$8.65802	103,465
2010	$8.65802	$9.71484	88,244
2011	$9.71484	$9.65930	74,885
2012	$9.65930	$10.92559	64,992
2013	$10.92559	$14.07469	67,553
2014	$14.07469	$15.56768	54,933
2015	$15.56768	$15.36257	43,770
2016	$15.36257	$16.72889	44,540
2017	$16.72889	$19.82311	41,623
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
formerly,UIF Emerging Markets Equity Portfolio, Class I
2008	$37.17000	$15.78685	25,710
2009	$15.78685	$26.25605	27,395
2010	$26.25605	$30.60253	26,002
2011	$30.60253	$24.50801	17,077
2012	$24.50801	$28.78559	11,630
2013	$28.78559	$27.89830	10,082
2014	$27.89830	$26.09194	6,306
2015	$26.09194	$22.81760	5,874
2016	$22.81760	$23.85058	5,099
2017	$23.85058	$31.54676	3,903
Morgan Stanley VIF Global Infrastructure - Class II
formerly,UIF Global Infrastructure - Class II
2014	$10.00000	$17.67866	27,154
2015	$17.67866	$14.90738	25,561
2016	$14.90738	$16.78349	21,830
2017	$16.78349	$18.49745	20,570
Morgan Stanley VIF Global Strategist Portfolio, Class I
formerly,UIF Global Strategist Portfolio, Class I
2008	$15.85300	$8.59580	28,913
2009	$8.59580	$11.15523	31,313
2010	$11.15523	$11.54446	22,166
2011	$11.54446	$10.88911	21,839
2012	$10.88911	$12.13846	20,194
2013	$12.13846	$13.78173	22,964
2014	$13.78173	$13.78609	22,339
2015	$13.78609	$12.63620	17,185
2016	$12.63620	$13.06439	15,602
2017	$13.06439	$14.85462	15,181

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIF Global Strategist Portfolio, Class II
formerly,UIF Global Strategist Portfolio, Class II
2013	$10.00000	$13.78686	35,021
2014	$13.78686	$13.76980	32,841
2015	$13.76980	$12.60313	31,593
2016	$12.60313	$13.01997	28,483
2017	$13.01997	$14.78578	27,046
Morgan Stanley VIF Growth Portfolio, Class I
formerly,UIF Growth Portfolio, Class I
2008	$12.08200	$6.01139	30,390
2009	$6.01139	$9.74544	27,387
2010	$9.74544	$11.72484	17,619
2011	$11.72484	$11.16036	12,542
2012	$11.16036	$12.49898	10,453
2013	$12.49898	$18.12328	9,993
2014	$18.12328	$18.87548	11,045
2015	$18.87548	$20.74547	9,336
2016	$20.74547	$19.98315	8,686
2017	$19.98315	$28.01298	8,914
Morgan Stanley VIF Mid Cap Growth Portfolio, Class I
formerly,UIF Mid Cap Growth Portfolio, Class I
2008	$17.82800	$9.29302	56,812
2009	$9.29302	$14.34697	46,794
2010	$14.34697	$18.58920	43,440
2011	$18.58920	$16.90723	36,257
2012	$16.90723	$17.99374	31,068
2013	$17.99374	$24.22526	26,115
2014	$24.22526	$24.18855	19,991
2015	$24.18855	$22.28894	19,588
2016	$22.28894	$19.91026	15,486
2017	$19.91026	$27.05589	15,338
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I
formerly,UIF U.S. Real Estate Portfolio, Class I
2008	$22.49000	$13.67601	53,810
2009	$13.67601	$17.18858	47,674
2010	$17.18858	$21.87502	45,344
2011	$21.87502	$22.68954	43,223
2012	$22.68954	$25.73525	31,566
2013	$25.73525	$25.71794	28,863
2014	$25.71794	$32.66905	16,641
2015	$32.66905	$32.68457	13,876
2016	$32.68457	$34.18822	11,054
2017	$34.18822	$34.52085	10,420
Morgan Stanley VIS - Global Infrastructure Portfolio - Class Y
2008	$13.05000	$8.50440	46,246
2009	$8.50440	$9.89599	45,644
2010	$9.89599	$10.34407	45,701
2011	$10.34407	$11.73195	44,607
2012	$11.73195	$13.60589	34,233
2013	$13.60589	$15.66051	28,364
2014	$15.66051	$16.53650	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Aggressive Equity Portfolio - Class Y
2008	$13.90400	$6.94336	58,722
2009	$6.94336	$11.49458	45,704
2010	$11.49458	$14.15215	35,857
2011	$14.15215	$12.80602	31,654
2012	$12.80602	$13.99568	26,035
2013	$13.99568	$14.82696	0
Morgan Stanley VIS European Equity Portfolio - Class Y
2008	$15.49500	$8.67172	31,553
2009	$8.67172	$10.81909	26,107
2010	$10.81909	$11.33172	21,558
2011	$11.33172	$10.00323	14,164
2012	$10.00323	$11.57368	12,728
2013	$11.57368	$14.41634	8,565
2014	$14.41634	$12.79424	8,321
2015	$12.79424	$11.85249	6,613
2016	$11.85249	$11.28781	5,193
2017	$11.28781	$13.55814	4,108
Morgan Stanley VIS Global Advantage Portfolio - Class Y
2008	$13.46700	$7.38965	12,561
2009	$7.38965	$7.04793	0
Morgan Stanley VIS Income Plus Portfolio - Class Y
2008	$12.57700	$11.19354	128,474
2009	$11.19354	$13.40478	133,825
2010	$13.40478	$14.30911	85,823
2011	$14.30911	$14.67287	78,038
2012	$14.67287	$16.35328	65,414
2013	$16.35328	$16.14341	64,852
2014	$16.14341	$16.97749	64,205
2015	$16.97749	$16.25489	51,411
2016	$16.25489	$16.98220	44,538
2017	$16.98220	$17.70449	44,156
Morgan Stanley VIS Limited Duration Portfolio - Class Y
2008	$10.50900	$8.72460	99,227
2009	$8.72460	$9.01816	92,527
2010	$9.01816	$9.02683	85,102
2011	$9.02683	$9.05641	60,970
2012	$9.05641	$9.13812	51,525
2013	$9.13812	$8.95656	52,804
2014	$8.95656	$8.84388	46,382
2015	$8.84388	$8.63269	42,230
2016	$8.63269	$8.85953	31,545
2017	$8.85953	$8.75948	31,747
Morgan Stanley VIS Money Market Portfolio - Class Y
2008	$10.11200	$10.11887	231,651
2009	$10.11887	$9.90993	109,666
2010	$9.90993	$9.70499	176,548
2011	$9.70499	$9.50480	103,649
2012	$9.50480	$9.30773	112,787
2013	$9.30773	$9.11520	71,112
2014	$9.11520	$8.92666	67,485
2015	$8.92666	$8.74202	108,461
2016	$8.74202	$8.68232	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Morgan Stanley VIS Multi Cap Growth Portfolio - Class Y
2008	$12.63800	$6.46605	102,234
2009	$6.46605	$10.81790	91,388
2010	$10.81790	$13.49888	79,204
2011	$13.49888	$12.29815	63,208
2012	$12.29815	$13.49829	49,041
2013	$13.49829	$19.87615	60,062
2014	$19.87615	$20.52260	48,496
2015	$20.52260	$21.77162	46,109
2016	$21.77162	$20.54304	40,385
2017	$20.54304	$29.97638	38,518
Morgan Stanley VIS Strategist Portfolio - Class Y
2008	$14.03600	$10.41790	57,317
2009	$10.41790	$12.18439	62,779
2010	$12.18439	$12.70665	57,857
2011	$12.70665	$11.43155	48,146
2012	$11.43155	$11.94071	41,681
2013	$11.94071	$12.69030	0
Putnam VT Equity Income Fund - Class IB
2017	$10.00000	$11.14467	18,575
Putnam VT Growth and Income Fund - Class IB
2008	$10.92400	$6.55721	25,120
2009	$6.55721	$8.33513	21,438
2010	$8.33513	$9.33557	18,748
2011	$9.33557	$8.71761	21,496
2012	$8.71761	$10.16960	19,933
2013	$10.16960	$13.51128	17,028
2014	$13.51128	$14.65051	16,844
2015	$14.65051	$13.26606	15,715
2016	$13.26606	$14.94206	12,981
2017	$14.94206	$15.58951	0
Putnam VT Growth Opportunities Fund - Class IB
2016	$10.00000	$10.04888	21,120
2017	$10.04888	$12.88186	15,762
Putnam VT International Equity Fund - Class IB
2008	$15.41000	$8.45719	86,809
2009	$8.45719	$10.32141	84,549
2010	$10.32141	$11.12043	69,749
2011	$11.12043	$9.04549	64,606
2012	$9.04549	$10.79825	44,991
2013	$10.79825	$13.54216	40,951
2014	$13.54216	$12.36189	28,352
2015	$12.36189	$12.12193	28,266
2016	$12.12193	$11.57944	21,663
2017	$11.57944	$14.35367	20,262
Putnam VT Small Cap Value Fund - Class IB
2008	$13.54900	$8.04464	65,444
2009	$8.04464	$10.36138	64,978
2010	$10.36138	$12.78263	60,866
2011	$12.78263	$11.92582	47,783
2012	$11.92582	$13.71952	29,510
2013	$13.71952	$18.75570	27,869
2014	$18.75570	$18.99658	27,371
2015	$18.99658	$17.81319	26,980
2016	$17.81319	$22.24009	21,219
2017	$22.24009	$23.49358	18,773

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Putnam VT Voyager Fund - Class IB
2008	$9.08500	$5.60146	21,824
2009	$5.60146	$8.98988	27,353
2010	$8.98988	$10.63411	26,213
2011	$10.63411	$8.55475	41,421
2012	$8.55475	$9.56840	34,873
2013	$9.56840	$13.46664	25,996
2014	$13.46664	$14.46866	24,112
2015	$14.46866	$13.30179	23,161
2016	$13.30179	$13.29790	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2017 and for
the years ended December 31, 2017 and 2016 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of
Allstate Life Insurance Company and Contractholders of
Allstate Financial Advisors Separate Account I:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the “Account”) as of December 31, 2017, and the related statements of operations for the year or the period then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights presented in Note 7 for each of the periods presented. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 as of December 31, 2017, the results of their operations for the year or period then ended, the changes in its net assets for each of the periods presented in the two years then ended, and the financial highlights as presented in Note 7 for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on each of the individual sub-account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Chicago, Illinois
March 30, 2018

We have served as the auditor of Allstate Life Insurance Company (the sponsor company) since 2001.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock Low Duration Bond	AST BlackRock/Loomis Sayles Bond
ASSETS
Investments, at fair value	$4,015,244	$2,210,529	$6,947,330	$4,105	$97,932	$75,593
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$4,015,244	$2,210,529	$6,947,330	$4,105	$97,932	$75,593

NET ASSETS
Units	$4,015,244	$2,210,529	$6,947,330	$4,105	$97,932	$75,593
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,015,244	$2,210,529	$6,947,330	$4,105	$97,932	$75,593

FUND SHARE INFORMATION
Number of shares	265,558	117,207	385,107	293	9,118	5,542
Cost of investments	$2,994,330	$1,296,765	$3,976,972	$2,950	$99,350	$67,129
UNIT VALUE (1)
Lowest	$11.00	$14.38	$13.51	$11.61	$9.33	$11.53
Highest	$17.00	$21.50	$19.82	$13.19	$11.82	$14.52

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Bond Portfolio 2023	AST Bond Portfolio 2024	AST Bond Portfolio 2026	AST Bond Portfolio 2027
ASSETS
Investments, at fair value	$349,412	$312,631	$56,748	$50,090	$650,072	$109,368
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$349,412	$312,631	$56,748	$50,090	$650,072	$109,368

NET ASSETS
Units	$349,412	$312,631	$56,748	$50,090	$650,072	$109,368
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$349,412	$312,631	$56,748	$50,090	$650,072	$109,368

FUND SHARE INFORMATION
Number of shares	27,448	29,466	4,978	4,604	61,443	10,587
Cost of investments	$302,535	$323,477	$48,688	$44,742	$653,225	$109,737
UNIT VALUE
Lowest	$10.44	$10.58	$9.57	$9.41	$9.70	$9.75
Highest	$13.72	$13.86	$10.42	$10.10	$10.12	$10.03

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST FI Pyramis® Quantitative	AST Global Real Estate	AST Goldman Sachs Large-Cap Value	AST Goldman Sachs Mid-Cap Growth
ASSETS
Investments, at fair value	$4,984,650	$10,120	$1,298,383	$2,088	$78,899	$125,244
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$4,984,650	$10,120	$1,298,383	$2,088	$78,899	$125,244

NET ASSETS
Units	$4,984,650	$10,120	$1,298,383	$2,088	$78,899	$125,244
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$4,984,650	$10,120	$1,298,383	$2,088	$78,899	$125,244

FUND SHARE INFORMATION
Number of shares	262,626	875	87,433	167	2,539	13,281
Cost of investments	$3,370,276	$7,232	$900,277	$1,247	$64,825	$83,972
UNIT VALUE
Lowest	$13.62	$15.35	$11.73	$12.50	$12.45	$18.57
Highest	$22.08	$31.04	$19.08	$22.99	$23.56	$28.89

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Goldman Sachs Multi-Asset	AST Goldman Sachs Small-Cap Value	AST Government Money Market	AST High Yield	AST Hotchkis & Wiley Large-Cap Value	AST International Growth
ASSETS
Investments, at fair value	$394,411	$2,591	$363,490	$27,944	$1,277	$49,009
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$394,411	$2,591	$363,490	$27,944	$1,277	$49,009

NET ASSETS
Units	$394,411	$2,591	$363,490	$27,944	$1,277	$49,009
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$394,411	$2,591	$363,490	$27,944	$1,277	$49,009

FUND SHARE INFORMATION
Number of shares	27,834	109	363,490	2,775	43	2,733
Cost of investments	$269,590	$1,130	$363,490	$20,621	$919	$33,235
UNIT VALUE
Lowest	$12.07	$22.21	$7.81	$14.28	$13.60	$10.37
Highest	$16.64	$31.88	$9.49	$18.82	$29.00	$20.65

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities	AST Loomis Sayles Large-Cap Growth
ASSETS
Investments, at fair value	$48,460	$1,525,966	$150,902	$111,122	$2,676,829	$195,270
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$48,460	$1,525,966	$150,902	$111,122	$2,676,829	$195,270

NET ASSETS
Units	$48,460	$1,525,966	$150,902	$111,122	$2,676,829	$195,270
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$48,460	$1,525,966	$150,902	$111,122	$2,676,829	$195,270

FUND SHARE INFORMATION
Number of shares	2,273	203,462	9,269	3,608	140,002	3,916
Cost of investments	$42,145	$1,426,645	$98,585	$91,855	$1,860,348	$84,790
UNIT VALUE
Lowest	$9.23	$13.93	$13.74	$10.40	$12.11	$18.87
Highest	$17.68	$16.84	$20.34	$19.19	$16.22	$33.92

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity
ASSETS
Investments, at fair value	$49,592	$60,519	$4,041	$24,902	$191,495	$5,993
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$49,592	$60,519	$4,041	$24,902	$191,495	$5,993

NET ASSETS
Units	$49,592	$60,519	$4,041	$24,902	$191,495	$5,993
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$49,592	$60,519	$4,041	$24,902	$191,495	$5,993

FUND SHARE INFORMATION
Number of shares	3,923	2,949	170	713	12,378	593
Cost of investments	$41,035	$33,765	$1,484	$11,616	$157,195	$5,493
UNIT VALUE
Lowest	$11.98	$16.03	$18.21	$18.12	$13.28	$9.48
Highest	$15.08	$26.47	$29.04	$34.16	$14.81	$16.48

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Preservation Asset Allocation	AST Prudential Growth Allocation	AST QMA US Equity Alpha	AST RCM World Trends	AST Small-Cap Growth	AST Small-Cap Growth Opportunities
ASSETS
Investments, at fair value	$6,218,978	$13,651,917	$59,690	$1,403,671	$843	$24,021
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$6,218,978	$13,651,917	$59,690	$1,403,671	$843	$24,021

NET ASSETS
Units	$6,218,978	$13,651,917	$59,690	$1,403,671	$843	$24,021
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$6,218,978	$13,651,917	$59,690	$1,403,671	$843	$24,021

FUND SHARE INFORMATION
Number of shares	383,888	822,900	1,954	95,618	19	1,211
Cost of investments	$4,253,275	$9,923,583	$26,515	$811,176	$718	$12,374
UNIT VALUE
Lowest	$12.88	$12.38	$17.72	$12.40	$19.60	$16.54
Highest	$16.50	$21.33	$34.89	$17.84	$33.53	$31.71

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Small-Cap Value	AST Templeton Global Bond	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value	AST T. Rowe Price Natural Resources
ASSETS
Investments, at fair value	$33,613	$22,828	$4,399,125	$6,737	$18,324	$45,016
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$33,613	$22,828	$4,399,125	$6,737	$18,324	$45,016

NET ASSETS
Units	$33,613	$22,828	$4,399,125	$6,737	$18,324	$45,016
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$33,613	$22,828	$4,399,125	$6,737	$18,324	$45,016

FUND SHARE INFORMATION
Number of shares	1,174	2,075	150,192	194	1,210	1,947
Cost of investments	$12,619	$23,267	$2,850,931	$2,530	$13,751	$47,156
UNIT VALUE
Lowest	$17.38	$9.95	$14.26	$22.83	$11.24	$7.38
Highest	$29.82	$12.00	$20.66	$36.59	$22.05	$14.70

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST WEDGE Capital Mid-Cap Value	AST Wellington Management Hedged Equity	AST Western Asset Core Plus Bond	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock
ASSETS
Investments, at fair value	$35,893	$238,310	$11,925	$76,637,621	$32,375,972	$23,614,141
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$35,893	$238,310	$11,925	$76,637,621	$32,375,972	$23,614,141

NET ASSETS
Units	$35,893	$238,310	$11,925	$75,028,910	$32,156,444	$23,522,717
Contracts in payout (annuitization) period	—	—	—	1,608,711	219,528	91,424
Total net assets	$35,893	$238,310	$11,925	$76,637,621	$32,375,972	$23,614,141

FUND SHARE INFORMATION
Number of shares	1,392	15,668	931	1,217,050	1,761,478	1,145,206
Cost of investments	$12,467	$196,587	$9,846	$49,845,654	$26,198,118	$15,555,245
UNIT VALUE
Lowest	$17.44	$11.05	$11.96	$10.20	$22.82	$22.84
Highest	$30.81	$20.56	$14.09	$31.42	$39.14	$32.27

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Money Market
ASSETS
Investments, at fair value	$63,345,215	$6,081,867	$127,535,775	$22,734,253	$26,771,715	$3,317,458
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$63,345,215	$6,081,867	$127,535,775	$22,734,253	$26,771,715	$3,317,458

NET ASSETS
Units	$61,139,162	$5,868,379	$126,152,088	$22,255,427	$26,577,870	$3,251,094
Contracts in payout (annuitization) period	2,206,053	213,488	1,383,687	478,826	193,845	66,364
Total net assets	$63,345,215	$6,081,867	$127,535,775	$22,734,253	$26,771,715	$3,317,458

FUND SHARE INFORMATION
Number of shares	1,725,088	953,271	4,692,265	1,194,026	2,495,034	3,317,458
Cost of investments	$47,428,990	$6,696,835	$65,719,878	$18,849,132	$20,785,630	$3,317,458
UNIT VALUE
Lowest	$13.12	$13.42	$18.89	$12.79	$14.25	$9.40
Highest	$34.25	$17.89	$75.36	$34.43	$34.40	$11.46

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Securities	Invesco V.I. High Yield	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth
ASSETS
Investments, at fair value	$6,426,463	$11,289,293	$16,790,855	$5,805,113	$9,222,779	$6,412,409
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$6,426,463	$11,289,293	$16,790,855	$5,805,113	$9,222,779	$6,412,409

NET ASSETS
Units	$6,307,550	$11,172,670	$16,484,521	$5,662,157	$9,085,497	$6,253,556
Contracts in payout (annuitization) period	118,913	116,623	306,334	142,956	137,282	158,853
Total net assets	$6,426,463	$11,289,293	$16,790,855	$5,805,113	$9,222,779	$6,412,409

FUND SHARE INFORMATION
Number of shares	563,231	2,048,873	420,929	444,496	640,026	1,140,998
Cost of investments	$6,776,851	$11,586,499	$9,965,888	$6,131,866	$7,867,282	$4,966,881
UNIT VALUE
Lowest	$12.68	$7.76	$15.75	$27.58	$19.72	$20.72
Highest	$17.66	$31.63	$31.14	$29.94	$29.90	$31.26

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. S&P 500 Index	Invesco V.I. Technology	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II
ASSETS
Investments, at fair value	$35,211,834	$2,862,878	$6,547,769	$19,663,251	$18,195,442	$75,227,087
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$35,211,834	$2,862,878	$6,547,769	$19,663,251	$18,195,442	$75,227,087

NET ASSETS
Units	$34,866,456	$2,813,463	$6,439,080	$19,632,459	$18,171,142	$74,912,343
Contracts in payout (annuitization) period	345,378	49,415	108,689	30,792	24,300	314,744
Total net assets	$35,211,834	$2,862,878	$6,547,769	$19,663,251	$18,195,442	$75,227,087

FUND SHARE INFORMATION
Number of shares	1,900,261	124,636	863,822	323,409	999,750	3,662,468
Cost of investments	$25,676,861	$1,880,896	$6,374,045	$10,927,497	$15,093,279	$47,894,809
UNIT VALUE
Lowest	$18.07	$24.06	$16.75	$15.54	$22.65	$19.77
Highest	$25.21	$26.11	$20.50	$29.86	$36.85	$30.69

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Money Market II
ASSETS
Investments, at fair value	$1,179,319	$111,199	$29,140,317	$25,930,750	$12,763,907	$500,925
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,179,319	$111,199	$29,140,317	$25,930,750	$12,763,907	$500,925

NET ASSETS
Units	$1,175,421	$111,199	$29,005,679	$25,678,976	$12,684,972	$489,002
Contracts in payout (annuitization) period	3,898	—	134,638	251,774	78,935	11,923
Total net assets	$1,179,319	$111,199	$29,140,317	$25,930,750	$12,763,907	$500,925

FUND SHARE INFORMATION
Number of shares	32,596	17,512	1,078,871	1,368,377	1,189,553	500,925
Cost of investments	$920,024	$123,443	$16,580,102	$20,631,328	$9,782,237	$500,925
UNIT VALUE
Lowest	$15.51	$12.45	$17.06	$13.82	$14.55	$7.87
Highest	$21.81	$14.84	$25.62	$26.75	$20.78	$9.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II
ASSETS
Investments, at fair value	$168,624	$40,152,644	$6,948,115	$1,960,288	$92,495	$1,038,119
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$168,624	$40,152,644	$6,948,115	$1,960,288	$92,495	$1,038,119

NET ASSETS
Units	$168,624	$40,048,432	$6,941,115	$1,960,288	$92,495	$1,026,585
Contracts in payout (annuitization) period	—	104,212	7,000	—	—	11,534
Total net assets	$168,624	$40,152,644	$6,948,115	$1,960,288	$92,495	$1,038,119

FUND SHARE INFORMATION
Number of shares	14,909	1,771,961	1,270,222	49,842	7,159	73,573
Cost of investments	$181,171	$34,001,382	$7,221,659	$1,499,569	$102,434	$902,789
UNIT VALUE
Lowest	$11.42	$25.95	$8.98	$10.67	$24.23	$17.98
Highest	$13.63	$34.09	$23.08	$25.56	$28.17	$24.52

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Mid Cap Growth II	Invesco V.I. S&P 500 Index II	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth	AB VPS Growth & Income
ASSETS
Investments, at fair value	$7,137,540	$50,231,430	$6,869	$3,356,924	$14,873,717	$43,474,627
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$7,137,540	$50,231,430	$6,869	$3,356,924	$14,873,717	$43,474,627

NET ASSETS
Units	$7,094,134	$50,074,930	$6,869	$3,350,794	$14,782,994	$43,388,967
Contracts in payout (annuitization) period	43,406	156,500	—	6,130	90,723	85,660
Total net assets	$7,137,540	$50,231,430	$6,869	$3,356,924	$14,873,717	$43,474,627

FUND SHARE INFORMATION
Number of shares	1,290,694	2,725,525	314	444,038	441,357	1,322,221
Cost of investments	$5,940,092	$34,799,306	$4,687	$3,190,240	$9,824,502	$30,138,024
UNIT VALUE
Lowest	$19.62	$16.41	$21.08	$14.25	$13.65	$19.26
Highest	$33.03	$30.14	$24.51	$21.80	$33.06	$30.12
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS International Value	AB VPS Large Cap Growth	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International	Deutsche Bond VIP (Class A)
ASSETS
Investments, at fair value	$7,190,038	$15,074,847	$10,634,729	$614,254	$6,764	$202,010
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$7,190,038	$15,074,847	$10,634,729	$614,254	$6,764	$202,010

NET ASSETS
Units	$7,185,947	$15,049,206	$10,603,989	$614,254	$6,764	$179,761
Contracts in payout (annuitization) period	4,091	25,641	30,740	—	—	22,249
Total net assets	$7,190,038	$15,074,847	$10,634,729	$614,254	$6,764	$202,010

FUND SHARE INFORMATION
Number of shares	445,204	280,723	495,099	35,712	555	35,440
Cost of investments	$6,987,464	$8,997,620	$8,542,154	$425,376	$4,222	$203,367
UNIT VALUE
Lowest	$10.79	$13.48	$34.49	$14.13	$21.12	$17.07
Highest	$12.77	$31.98	$41.89	$16.71	$21.55	$17.40

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series II	Deutsche Variable Series II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Capital Growth VIP (Class A)	Deutsche Core Equity VIP (Class A)	Deutsche CROCI® International VIP (Class A)	Deutsche Global Small Cap VIP (Class A)	Deutsche Global Income Builder VIP (Class A) II	Deutsche Government Money Market VIP (Class A) II
ASSETS
Investments, at fair value	$1,422,509	$613,285	$182,295	$823,742	$1,006,856	$144,108
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,422,509	$613,285	$182,295	$823,742	$1,006,856	$144,108

NET ASSETS
Units	$1,353,949	$611,372	$162,337	$823,742	$931,847	$127,746
Contracts in payout (annuitization) period	68,560	1,913	19,958	—	75,009	16,362
Total net assets	$1,422,509	$613,285	$182,295	$823,742	$1,006,856	$144,108

FUND SHARE INFORMATION
Number of shares	46,096	41,891	24,836	63,856	37,909	144,108
Cost of investments	$1,044,698	$421,153	$229,499	$823,420	$841,216	$144,108
UNIT VALUE
Lowest	$27.93	$24.65	$13.21	$40.27	$18.42	$10.02
Highest	$28.47	$25.12	$13.47	$41.05	$18.66	$10.13

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Deutsche Variable Series II	Dreyfus Stock Index Fund, Inc.	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche Small Mid Cap Growth VIP (Class A) II	Dreyfus Stock Index Fund, Inc. (Initial Shares)	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II	VIP Contrafund
ASSETS
Investments, at fair value	$405,560	$243,533	$230,924	$22,018	$3,046,790	$4,250,614
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$405,560	$243,533	$230,924	$22,018	$3,046,790	$4,250,614

NET ASSETS
Units	$405,560	$241,206	$230,924	$22,018	$3,012,265	$4,245,363
Contracts in payout (annuitization) period	—	2,327	—	—	34,525	5,251
Total net assets	$405,560	$243,533	$230,924	$22,018	$3,046,790	$4,250,614

FUND SHARE INFORMATION
Number of shares	18,485	4,554	230,924	673	3,046,790	112,035
Cost of investments	$318,592	$143,660	$230,924	$16,150	$3,046,790	$3,026,493
UNIT VALUE
Lowest	$23.69	$18.17	$8.58	$18.30	$8.59	$25.56
Highest	$23.99	$29.59	$11.30	$26.58	$11.91	$46.73

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Equity-Income	VIP Government Money Market	VIP Growth	VIP High Income	VIP Index 500	VIP Investment Grade Bond
ASSETS
Investments, at fair value	$587,821	$18,614,742	$2,960,615	$366,629	$3,566,528	$714,032
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$587,821	$18,614,742	$2,960,615	$366,629	$3,566,528	$714,032

NET ASSETS
Units	$587,504	$18,533,780	$2,847,184	$296,634	$3,563,230	$713,950
Contracts in payout (annuitization) period	317	80,962	113,431	69,995	3,298	82
Total net assets	$587,821	$18,614,742	$2,960,615	$366,629	$3,566,528	$714,032

FUND SHARE INFORMATION
Number of shares	24,605	18,614,742	39,981	67,271	13,152	55,784
Cost of investments	$511,430	$18,614,742	$1,811,635	$387,010	$1,943,067	$707,846
UNIT VALUE
Lowest	$21.18	$9.74	$15.38	$16.15	$18.63	$18.81
Highest	$27.06	$9.97	$33.86	$19.45	$22.59	$20.24

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Overseas	VIP Contrafund (Service Class 2)	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)
ASSETS
Investments, at fair value	$621,686	$30,415,006	$483,112	$3,353,939	$2,969,502	$1,423,774
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$621,686	$30,415,006	$483,112	$3,353,939	$2,969,502	$1,423,774

NET ASSETS
Units	$621,096	$30,370,628	$483,112	$3,082,283	$2,969,502	$1,423,774
Contracts in payout (annuitization) period	590	44,378	—	271,656	—	—
Total net assets	$621,686	$30,415,006	$483,112	$3,353,939	$2,969,502	$1,423,774

FUND SHARE INFORMATION
Number of shares	27,183	820,918	20,717	251,231	213,020	97,519
Cost of investments	$526,930	$23,612,173	$438,866	$2,808,866	$2,353,584	$1,064,103
UNIT VALUE
Lowest	$13.29	$17.46	$18.85	$13.48	$13.86	$14.65
Highest	$17.55	$35.69	$24.80	$15.92	$16.37	$17.31

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)
ASSETS
Investments, at fair value	$859,365	$29,239,628	$124,573	$4,608,093	$1,588,068	$2,067,330
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$859,365	$29,239,628	$124,573	$4,608,093	$1,588,068	$2,067,330

NET ASSETS
Units	$859,365	$28,897,517	$124,573	$4,605,860	$1,588,068	$2,066,217
Contracts in payout (annuitization) period	—	342,111	—	2,233	—	1,113
Total net assets	$859,365	$29,239,628	$124,573	$4,608,093	$1,588,068	$2,067,330

FUND SHARE INFORMATION
Number of shares	74,147	29,239,628	1,710	207,385	44,621	392,283
Cost of investments	$788,792	$29,239,628	$65,697	$3,077,287	$1,497,866	$2,149,858
UNIT VALUE
Lowest	$11.66	$8.28	$18.20	$19.88	$21.24	$15.62
Highest	$13.77	$9.82	$27.44	$23.52	$25.09	$24.25

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)	Franklin Growth and Income VIP (Class 2)
ASSETS
Investments, at fair value	$14,761,025	$583	$9,582,548	$8,278	$1,206,007	$19,778,387
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$14,761,025	$583	$9,582,548	$8,278	$1,206,007	$19,778,387

NET ASSETS
Units	$14,761,025	$583	$9,503,461	$8,278	$1,206,007	$19,724,799
Contracts in payout (annuitization) period	—	—	79,087	—	—	53,588
Total net assets	$14,761,025	$583	$9,582,548	$8,278	$1,206,007	$19,778,387

FUND SHARE INFORMATION
Number of shares	55,124	47	253,574	365	161,663	1,234,606
Cost of investments	$10,592,973	$591	$7,990,345	$6,325	$1,364,024	$17,019,255
UNIT VALUE
Lowest	$18.36	$15.68	$17.75	$15.14	$18.98	$23.25
Highest	$28.22	$15.68	$28.53	$23.10	$22.45	$28.86

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Income VIP (Class 2)	Franklin Large Cap Growth VIP (Class 2)	Franklin Mutual Global Discovery VIP (Class 2)	Franklin Mutual Shares VIP (Class 2)	Franklin Small Cap Value VIP (Class 2)	Franklin Small-Mid Cap Growth VIP (Class 2)
ASSETS
Investments, at fair value	$76,305,102	$19,755,948	$8,997,034	$44,538,268	$20,043,422	$675,105
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$76,305,102	$19,755,948	$8,997,034	$44,538,268	$20,043,422	$675,105

NET ASSETS
Units	$75,749,865	$19,634,931	$8,884,697	$44,280,482	$19,955,275	$675,105
Contracts in payout (annuitization) period	555,237	121,017	112,337	257,786	88,147	—
Total net assets	$76,305,102	$19,755,948	$8,997,034	$44,538,268	$20,043,422	$675,105

FUND SHARE INFORMATION
Number of shares	4,718,930	964,646	454,396	2,187,538	1,012,294	37,863
Cost of investments	$71,813,033	$15,986,321	$9,235,868	$38,968,652	$16,912,284	$670,982
UNIT VALUE
Lowest	$16.76	$17.68	$15.59	$17.15	$23.31	$14.65
Highest	$20.42	$21.36	$23.11	$34.23	$43.39	$41.07

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin U.S. Government Securities VIP (Class 2)	Templeton Developing Markets VIP (Class 2)	Templeton Foreign VIP (Class 2)	Templeton Global Bond VIP (Class 2)	Templeton Growth VIP (Class 2)	VIT Large Cap Value
ASSETS
Investments, at fair value	$9,869,759	$8,296,639	$43,238,867	$971,078	$677,652	$2,200,019
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$9,869,759	$8,296,639	$43,238,867	$971,078	$677,652	$2,200,019

NET ASSETS
Units	$9,785,288	$8,295,803	$43,072,409	$856,455	$650,713	$2,172,573
Contracts in payout (annuitization) period	84,471	836	166,458	114,623	26,939	27,446
Total net assets	$9,869,759	$8,296,639	$43,238,867	$971,078	$677,652	$2,200,019

FUND SHARE INFORMATION
Number of shares	817,033	811,011	2,795,014	58,818	42,433	242,828
Cost of investments	$10,421,309	$7,543,831	$40,723,172	$982,974	$530,715	$2,554,653
UNIT VALUE
Lowest	$10.56	$24.98	$14.36	$20.74	$17.21	$15.97
Highest	$12.84	$40.82	$24.99	$33.82	$26.43	$20.94

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series	Lazard Retirement Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Mid Cap Value	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson Forty (Institutional Shares)	Lazard Retirement Emerging Markets Equity
ASSETS
Investments, at fair value	$2,139,003	$4,149,275	$9,150	$3,583,493	$14,028	$118
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,139,003	$4,149,275	$9,150	$3,583,493	$14,028	$118

NET ASSETS
Units	$2,139,003	$4,147,484	$9,150	$3,578,048	$14,028	$118
Contracts in payout (annuitization) period	—	1,791	—	5,445	—	—
Total net assets	$2,139,003	$4,149,275	$9,150	$3,583,493	$14,028	$118

FUND SHARE INFORMATION
Number of shares	126,419	303,754	464	184,621	353	5
Cost of investments	$1,988,065	$3,990,991	$6,057	$2,592,799	$10,347	$85
UNIT VALUE
Lowest	$19.85	$18.73	$16.42	$18.12	$34.07	$56.64
Highest	$49.24	$37.30	$25.97	$26.94	$34.07	$56.64

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Legg Mason Partners Variable Equity Trust	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	ClearBridge Variable Large Cap Value Portfolio I	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock
ASSETS
Investments, at fair value	$507	$12,587,294	$3,463,936	$8,945,959	$5,547,933	$11,125,598
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$507	$12,587,294	$3,463,936	$8,945,959	$5,547,933	$11,125,598

NET ASSETS
Units	$507	$12,420,870	$3,450,971	$8,863,738	$5,523,275	$11,074,326
Contracts in payout (annuitization) period	—	166,424	12,965	82,221	24,658	51,272
Total net assets	$507	$12,587,294	$3,463,936	$8,945,959	$5,547,933	$11,125,598

FUND SHARE INFORMATION
Number of shares	24	1,016,744	183,666	240,806	390,700	453,921
Cost of investments	$415	$12,084,499	$3,111,086	$7,053,178	$5,339,692	$9,433,465
UNIT VALUE
Lowest	$23.52	$16.96	$20.66	$16.84	$22.50	$17.52
Highest	$23.52	$20.49	$24.95	$20.34	$27.18	$21.16

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Growth	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond
ASSETS
Investments, at fair value	$821,062	$234,417	$811,619	$1,215,986	$497,845	$820,105
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$821,062	$234,417	$811,619	$1,215,986	$497,845	$820,105

NET ASSETS
Units	$785,944	$234,417	$807,015	$1,215,986	$495,606	$820,023
Contracts in payout (annuitization) period	35,118	—	4,604	—	2,239	82
Total net assets	$821,062	$234,417	$811,619	$1,215,986	$497,845	$820,105

FUND SHARE INFORMATION
Number of shares	16,791	40,627	26,991	60,497	16,876	62,035
Cost of investments	$485,023	$247,477	$561,890	$925,242	$361,865	$779,489
UNIT VALUE
Lowest	$14.17	$19.74	$19.04	$21.29	$16.75	$19.35
Highest	$37.19	$21.25	$24.23	$45.90	$22.98	$20.83

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	MFS Variable Insurance Trust	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Utilities	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)
ASSETS
Investments, at fair value	$253,699	$89,710	$133,865	$73,022	$39,101	$550,700
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$253,699	$89,710	$133,865	$73,022	$39,101	$550,700

NET ASSETS
Units	$253,699	$89,710	$133,865	$73,022	$39,101	$550,700
Contracts in payout (annuitization) period	—	—	—	—	—	—
Total net assets	$253,699	$89,710	$133,865	$73,022	$39,101	$550,700

FUND SHARE INFORMATION
Number of shares	8,600	1,898	4,509	3,932	1,340	19,003
Cost of investments	$213,230	$55,987	$87,590	$56,216	$23,296	$454,588
UNIT VALUE
Lowest	$31.82	$20.27	$19.54	$21.23	$19.66	$24.48
Highest	$34.53	$33.38	$26.88	$30.59	$29.26	$35.03

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Core Plus Fixed Income	Morgan Stanley VIF Emerging Markets Equity	Morgan Stanley VIF Global Infrastructure	Morgan Stanley VIF Global Strategist	Morgan Stanley VIF Growth	Morgan Stanley VIF Mid Cap Growth
ASSETS
Investments, at fair value	$172,931	$15,937,482	$36,447,423	$56,496,243	$26,765,123	$11,077,190
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$172,931	$15,937,482	$36,447,423	$56,496,243	$26,765,123	$11,077,190

NET ASSETS
Units	$172,931	$15,882,312	$35,740,037	$55,774,065	$26,646,117	$11,050,810
Contracts in payout (annuitization) period	—	55,170	707,386	722,178	119,006	26,380
Total net assets	$172,931	$15,937,482	$36,447,423	$56,496,243	$26,765,123	$11,077,190

FUND SHARE INFORMATION
Number of shares	15,750	903,485	4,607,765	5,062,387	826,594	915,470
Cost of investments	$166,176	$12,155,309	$38,569,863	$51,632,340	$18,482,471	$9,651,286
UNIT VALUE
Lowest	$13.95	$19.70	$17.28	$12.19	$20.47	$26.64
Highest	$19.14	$34.84	$69.80	$64.93	$38.62	$33.81

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF U.S. Real Estate	Morgan Stanley VIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Global Franchise (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)	Morgan Stanley VIF Global Strategist (Class II)
ASSETS
Investments, at fair value	$14,209,978	$6,487,458	$4,520,909	$26,129,724	$10,728,092	$19,174,510
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$14,209,978	$6,487,458	$4,520,909	$26,129,724	$10,728,092	$19,174,510

NET ASSETS
Units	$14,166,282	$6,487,145	$4,520,909	$26,054,955	$10,541,367	$19,040,375
Contracts in payout (annuitization) period	43,696	313	—	74,769	186,725	134,135
Total net assets	$14,209,978	$6,487,458	$4,520,909	$26,129,724	$10,728,092	$19,174,510

FUND SHARE INFORMATION
Number of shares	654,235	808,910	257,162	1,903,112	1,366,636	1,727,433
Cost of investments	$9,972,841	$6,595,542	$3,630,475	$27,307,735	$11,423,937	$17,409,827
UNIT VALUE
Lowest	$30.28	$19.45	$33.79	$26.81	$15.46	$13.21
Highest	$58.88	$29.13	$41.03	$40.10	$33.24	$19.30
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Growth (Class II)	Morgan Stanley VIF Mid Cap Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	European Equity	Income Plus	Limited Duration
ASSETS
Investments, at fair value	$5,522,021	$11,937,910	$25,033,933	$23,206,860	$43,809,831	$4,767,549
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$5,522,021	$11,937,910	$25,033,933	$23,206,860	$43,809,831	$4,767,549

NET ASSETS
Units	$5,497,948	$11,908,415	$24,988,413	$22,955,809	$43,252,523	$4,710,204
Contracts in payout (annuitization) period	24,073	29,495	45,520	251,051	557,308	57,345
Total net assets	$5,522,021	$11,937,910	$25,033,933	$23,206,860	$43,809,831	$4,767,549

FUND SHARE INFORMATION
Number of shares	178,764	1,007,419	1,159,515	1,273,703	3,806,241	630,628
Cost of investments	$3,671,237	$10,572,800	$18,084,820	$21,967,976	$41,213,875	$5,484,263
UNIT VALUE
Lowest	$30.41	$16.44	$29.43	$12.09	$18.75	$9.38
Highest	$42.67	$38.66	$40.82	$60.58	$58.26	$12.40

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Multi Cap Growth	European Equity (Class Y Shares)	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value
ASSETS
Investments, at fair value	$194,167,573	$6,216,930	$47,316,529	$19,860,009	$51,308,224	$24,757
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$194,167,573	$6,216,930	$47,316,529	$19,860,009	$51,308,224	$24,757

NET ASSETS
Units	$192,784,544	$6,148,999	$46,927,288	$19,793,341	$51,155,838	$24,757
Contracts in payout (annuitization) period	1,383,029	67,931	389,241	66,668	152,386	—
Total net assets	$194,167,573	$6,216,930	$47,316,529	$19,860,009	$51,308,224	$24,757

FUND SHARE INFORMATION
Number of shares	3,552,279	341,777	4,118,062	2,630,465	972,668	1,482
Cost of investments	$140,241,731	$5,881,356	$44,605,577	$23,076,123	$37,206,006	$21,880
UNIT VALUE
Lowest	$23.50	$10.93	$14.83	$7.77	$21.25	$23.03
Highest	$340.07	$20.86	$22.26	$10.43	$46.96	$25.06

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income	Oppenheimer Main Street
ASSETS
Investments, at fair value	$2,921,677	$983,373	$646,846	$2,452,778	$1,387,629	$1,320,219
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$2,921,677	$983,373	$646,846	$2,452,778	$1,387,629	$1,320,219

NET ASSETS
Units	$2,915,942	$947,208	$646,846	$2,345,274	$1,288,764	$1,231,286
Contracts in payout (annuitization) period	5,735	36,165	—	107,504	98,865	88,933
Total net assets	$2,921,677	$983,373	$646,846	$2,452,778	$1,387,629	$1,320,219

FUND SHARE INFORMATION
Number of shares	52,454	61,770	7,681	51,725	270,493	40,937
Cost of investments	$2,289,052	$832,490	$427,094	$1,594,486	$1,372,895	$954,153
UNIT VALUE
Lowest	$14.60	$13.12	$9.86	$23.69	$4.23	$17.87
Highest	$23.62	$17.55	$24.63	$39.58	$22.64	$27.01

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)
ASSETS
Investments, at fair value	$1,335,751	$497,304	$16,464,681	$6,523,761	$5,984,694	$7,956,650
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$1,335,751	$497,304	$16,464,681	$6,523,761	$5,984,694	$7,956,650

NET ASSETS
Units	$1,335,650	$497,304	$16,405,714	$6,469,210	$5,968,201	$7,863,069
Contracts in payout (annuitization) period	101	—	58,967	54,551	16,493	93,581
Total net assets	$1,335,751	$497,304	$16,464,681	$6,523,761	$5,984,694	$7,956,650

FUND SHARE INFORMATION
Number of shares	51,793	63,513	299,958	415,262	74,930	169,724
Cost of investments	$1,094,466	$587,034	$12,758,346	$5,960,700	$3,973,457	$5,197,056
UNIT VALUE
Lowest	$42.10	$12.23	$20.82	$14.09	$24.36	$31.62
Highest	$45.32	$13.16	$25.67	$17.48	$30.24	$39.25

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)	Foreign Bond (US Dollar-Hedged)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
ASSETS
Investments, at fair value	$33,976,982	$29,569,014	$13,445,533	$12,290,600	$638	$599,212
Due from (to) Allstate Life Insurance Company	901	—	—	—	—	—
Total assets	$33,977,883	$29,569,014	$13,445,533	$12,290,600	$638	$599,212

NET ASSETS
Units	$33,757,058	$29,301,241	$13,278,130	$12,238,160	$638	$599,212
Contracts in payout (annuitization) period	220,825	267,773	167,403	52,440	—	—
Total net assets	$33,977,883	$29,569,014	$13,445,533	$12,290,600	$638	$599,212

FUND SHARE INFORMATION
Number of shares	6,447,245	926,638	528,935	1,589,987	59	82,764
Cost of investments	$34,014,928	$21,230,957	$10,049,347	$13,324,191	$612	$1,223,076
UNIT VALUE
Lowest	$15.91	$24.20	$34.75	$8.02	$18.27	$5.05
Highest	$19.74	$30.04	$43.12	$9.69	$18.27	$5.90

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	VT American Government Income	VT Capital Opportunities
ASSETS
Investments, at fair value	$541,373	$3,672,064	$1,873	$8,553,316	$11,498,951	$3,479,989
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$541,373	$3,672,064	$1,873	$8,553,316	$11,498,951	$3,479,989

NET ASSETS
Units	$541,373	$3,662,544	$1,873	$8,553,316	$11,280,033	$3,479,989
Contracts in payout (annuitization) period	—	9,520	—	—	218,918	—
Total net assets	$541,373	$3,672,064	$1,873	$8,553,316	$11,498,951	$3,479,989

FUND SHARE INFORMATION
Number of shares	41,200	295,657	171	781,839	1,207,873	190,371
Cost of investments	$552,092	$3,742,138	$1,845	$8,491,050	$13,279,407	$3,171,013
UNIT VALUE
Lowest	$15.04	$11.84	$17.69	$13.40	$9.06	$23.67
Highest	$17.56	$13.82	$17.69	$15.64	$19.53	$34.13

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Diversified Income	VT Equity Income	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity	VT Global Health Care
ASSETS
Investments, at fair value	$16,866,001	$174,275,205	$44,416,186	$20,209,025	$14,072,973	$21,378,685
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$16,866,001	$174,275,205	$44,416,186	$20,209,025	$14,072,973	$21,378,685

NET ASSETS
Units	$16,803,267	$173,373,533	$44,040,678	$20,128,083	$14,031,985	$21,309,101
Contracts in payout (annuitization) period	62,734	901,672	375,508	80,942	40,988	69,584
Total net assets	$16,866,001	$174,275,205	$44,416,186	$20,209,025	$14,072,973	$21,378,685

FUND SHARE INFORMATION
Number of shares	2,746,906	6,529,607	3,770,474	1,102,511	727,285	1,300,407
Cost of investments	$20,212,763	$129,798,476	$36,551,247	$17,198,013	$10,685,751	$17,939,489
UNIT VALUE
Lowest	$14.78	$11.13	$15.18	$16.83	$8.81	$20.25
Highest	$22.52	$36.66	$19.85	$26.81	$21.09	$30.89

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Utilities	VT Government Money Market	VT Growth Opportunities	VT High Yield	VT Income	VT International Equity
ASSETS
Investments, at fair value	$7,654,215	$34,746,458	$98,131,540	$22,872,413	$49,556,357	$59,362,070
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$7,654,215	$34,746,458	$98,131,540	$22,872,413	$49,556,357	$59,362,070

NET ASSETS
Units	$7,615,805	$34,553,642	$97,726,618	$22,729,705	$49,097,954	$58,992,253
Contracts in payout (annuitization) period	38,410	192,816	404,922	142,708	458,403	369,817
Total net assets	$7,654,215	$34,746,458	$98,131,540	$22,872,413	$49,556,357	$59,362,070

FUND SHARE INFORMATION
Number of shares	631,015	34,746,458	9,842,682	3,524,255	4,501,032	3,892,595
Cost of investments	$8,342,027	$34,746,458	$74,812,895	$23,391,386	$52,594,991	$55,828,258
UNIT VALUE
Lowest	$12.68	$7.76	$9.22	$17.24	$13.62	$10.67
Highest	$26.22	$11.34	$29.23	$27.77	$21.63	$23.28

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT International Growth	VT International Value	VT Investors	VT Multi-Cap Growth	VT Multi-Cap Value	VT Research
ASSETS
Investments, at fair value	$10,443,137	$10,813,045	$48,312,786	$73,615,312	$6,028,263	$22,202,531
Due from (to) Allstate Life Insurance Company	—	—	—	—	—	—
Total assets	$10,443,137	$10,813,045	$48,312,786	$73,615,312	$6,028,263	$22,202,531

NET ASSETS
Units	$10,413,112	$10,781,246	$48,122,465	$73,456,851	$6,028,263	$22,076,349
Contracts in payout (annuitization) period	30,025	31,799	190,321	158,461	—	126,182
Total net assets	$10,443,137	$10,813,045	$48,312,786	$73,615,312	$6,028,263	$22,202,531

FUND SHARE INFORMATION
Number of shares	445,907	932,963	2,357,871	1,891,452	327,267	830,001
Cost of investments	$6,871,670	$11,368,181	$28,631,929	$45,360,119	$5,094,583	$10,704,040
UNIT VALUE
Lowest	$8.04	$12.78	$12.15	$9.79	$25.21	$14.97
Highest	$18.10	$19.97	$31.51	$36.38	$35.69	$31.39

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF NET ASSETS
December 31, 2017

	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
	Sub-Account	Sub-Account
	VT Small Cap Value	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
ASSETS
Investments, at fair value	$33,692,216	$26,331
Due from (to) Allstate Life Insurance Company	—	—
Total assets	$33,692,216	$26,331

NET ASSETS
Units	$33,679,576	$26,331
Contracts in payout (annuitization) period	12,640	—
Total net assets	$33,692,216	$26,331

FUND SHARE INFORMATION
Number of shares	2,079,766	654
Cost of investments	$31,285,585	$21,419
UNIT VALUE
Lowest	$23.13	$12.20
Highest	$49.60	$23.68

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Academic Strategies Asset Allocation	AST Advanced Strategies	AST Balanced Asset Allocation	AST BlackRock Global Strategies	AST BlackRock iShares ETF*	AST BlackRock Low Duration Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(65,695)	(34,412)	(91,565)	(544)	(257)	(1,108)
Administrative expense	(6,057)	(3,340)	(10,572)	(51)	(22)	(151)
Net investment income (loss)	(71,752)	(37,752)	(102,137)	(595)	(279)	(1,259)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	866,047	403,673	1,515,461	110,209	78,865	5,186
Cost of investments sold	669,130	256,304	951,930	104,636	77,304	5,315
Realized gains (losses) on fund
shares	196,917	147,369	563,531	5,573	1,561	(129)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	196,917	147,369	563,531	5,573	1,561	(129)
Change in unrealized gains
(losses)	282,221	201,240	422,548	(2,583)	—	1,832
Net realized and change in
unrealized gains (losses) on
investments	479,138	348,609	986,079	2,990	1,561	1,703

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$407,386	$310,857	$883,942	$2,395	$1,282	$444

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST BlackRock/Loomis Sayles Bond*	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Bond Portfolio 2022	AST Bond Portfolio 2023	AST Bond Portfolio 2024
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(872)	(5,002)	(5,489)	(1,947)	(765)	(765)
Administrative expense	(117)	(536)	(472)	(173)	(85)	(86)
Net investment income (loss)	(989)	(5,538)	(5,961)	(2,120)	(850)	(851)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	8,317	70,328	5,995	149,911	920	30,886
Cost of investments sold	7,580	61,683	6,198	131,275	790	27,915
Realized gains (losses) on fund
shares	737	8,645	(203)	18,636	130	2,971
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	737	8,645	(203)	18,636	130	2,971
Change in unrealized gains
(losses)	2,565	(6,080)	2,604	(15,579)	831	(1,990)
Net realized and change in
unrealized gains (losses) on
investments	3,302	2,565	2,401	3,057	961	981

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,313	$(2,973)	$(3,560)	$937	$111	$130

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Bond Portfolio 2026	AST Bond Portfolio 2027	AST Capital Growth Asset Allocation	AST Cohen & Steers Realty	AST Defensive Asset Allocation*	AST FI Pyramis® Quantitative
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,637)	(3,288)	(72,434)	(144)	(1,475)	(20,472)
Administrative expense	(1,035)	(320)	(6,935)	(14)	(115)	(2,156)
Net investment income (loss)	(11,672)	(3,608)	(79,369)	(158)	(1,590)	(22,628)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	556,731	381,443	1,402,985	648	355,998	528,631
Cost of investments sold	565,577	390,316	1,013,432	533	350,055	415,647
Realized gains (losses) on fund
shares	(8,846)	(8,873)	389,553	115	5,943	112,984
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(8,846)	(8,873)	389,553	115	5,943	112,984
Change in unrealized gains
(losses)	32,782	19,347	366,908	476	—	106,349
Net realized and change in
unrealized gains (losses) on
investments	23,936	10,474	756,461	591	5,943	219,333

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$12,264	$6,866	$677,092	$433	$4,353	$196,705

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Global Real Estate	AST Goldman Sachs Large-Cap Value*	AST Goldman Sachs Mid-Cap Growth	AST Goldman Sachs Multi-Asset*	AST Goldman Sachs Small-Cap Value	AST Government Money Market
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$1,394
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(29)	(1,145)	(1,213)	(5,752)	(80)	(6,258)
Administrative expense	(3)	(116)	(171)	(626)	(11)	(626)
Net investment income (loss)	(32)	(1,261)	(1,384)	(6,378)	(91)	(5,490)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	306	6,114	3,992	281,649	6,625	400,670
Cost of investments sold	167	5,109	3,225	271,854	2,710	400,670
Realized gains (losses) on fund
shares	139	1,005	767	9,795	3,915	—
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	139	1,005	767	9,795	3,915	—
Change in unrealized gains
(losses)	69	6,250	26,217	37,258	(3,485)	—
Net realized and change in
unrealized gains (losses) on
investments	208	7,255	26,984	47,053	430	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$176	$5,994	$25,600	$40,675	$339	$(5,490)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST High Yield	AST Hotchkis & Wiley Large-Cap Value	AST International Growth	AST International Value	AST Investment Grade Bond	AST J.P. Morgan Global Thematic
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(270)	(11)	(479)	(572)	(27,897)	(2,043)
Administrative expense	(43)	(1)	(66)	(77)	(3,085)	(237)
Net investment income (loss)	(313)	(12)	(545)	(649)	(30,982)	(2,280)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,025	14	8,391	13,305	1,371,260	196,560
Cost of investments sold	1,536	10	7,202	12,234	1,301,499	191,801
Realized gains (losses) on fund
shares	489	4	1,189	1,071	69,761	4,759
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	489	4	1,189	1,071	69,761	4,759
Change in unrealized gains
(losses)	1,541	204	12,126	9,754	25,522	16,593
Net realized and change in
unrealized gains (losses) on
investments	2,030	208	13,315	10,825	95,283	21,352

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,717	$196	$12,770	$10,176	$64,301	$19,072

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST J.P. Morgan International Equity	AST J.P. Morgan Strategic Opportunities	AST Loomis Sayles Large-Cap Growth	AST Lord Abbett Core Fixed Income	AST MFS Global Equity	AST MFS Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(831)	(37,800)	(2,298)	(528)	(613)	(39)
Administrative expense	(86)	(3,825)	(281)	(78)	(96)	(7)
Net investment income (loss)	(917)	(41,625)	(2,579)	(606)	(709)	(46)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,212	274,371	27,569	3,582	14,162	527
Cost of investments sold	966	208,386	14,652	2,988	8,353	208
Realized gains (losses) on fund
shares	246	65,985	12,917	594	5,809	319
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	246	65,985	12,917	594	5,809	319
Change in unrealized gains
(losses)	14,770	225,977	40,213	1,105	7,985	724
Net realized and change in
unrealized gains (losses) on
investments	15,016	291,962	53,130	1,699	13,794	1,043

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$14,099	$250,337	$50,551	$1,093	$13,085	$997

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Neuberger Berman/LSV Mid-Cap Value	AST New Discovery Asset Allocation	AST Parametric Emerging Markets Equity	AST Preservation Asset Allocation*	AST Prudential Growth Allocation*	AST QMA US Equity Alpha
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(299)	(3,495)	(139)	(85,322)	(169,989)	(528)
Administrative expense	(38)	(273)	(16)	(9,292)	(18,479)	(81)
Net investment income (loss)	(337)	(3,768)	(155)	(94,614)	(188,468)	(609)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,697	17,357	9,412	2,088,168	1,023,390	5,795
Cost of investments sold	5,363	15,720	6,929	1,831,272	794,535	3,592
Realized gains (losses) on fund
shares	2,334	1,637	2,483	256,896	228,855	2,203
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	2,334	1,637	2,483	256,896	228,855	2,203
Change in unrealized gains
(losses)	949	26,228	460	347,597	1,608,586	8,820
Net realized and change in
unrealized gains (losses) on
investments	3,283	27,865	2,943	604,493	1,837,441	11,023

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,946	$24,097	$2,788	$509,879	$1,648,973	$10,414

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST RCM World Trends	AST Schroders Global Tactical*	AST Small-Cap Growth	AST Small-Cap Growth Opportunities	AST Small-Cap Value	AST Templeton Global Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(21,275)	(4,541)	(9)	(230)	(370)	(410)
Administrative expense	(2,021)	(531)	—	(34)	(50)	(52)
Net investment income (loss)	(23,296)	(5,072)	(9)	(264)	(420)	(462)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	233,839	1,168,488	703	2,995	5,299	19,653
Cost of investments sold	198,352	919,508	671	2,126	3,443	19,607
Realized gains (losses) on fund
shares	35,487	248,980	32	869	1,856	46
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	35,487	248,980	32	869	1,856	46
Change in unrealized gains
(losses)	165,992	(199,822)	109	4,506	402	1,043
Net realized and change in
unrealized gains (losses) on
investments	201,479	49,158	141	5,375	2,258	1,089

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$178,183	$44,086	$132	$5,111	$1,838	$627

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust	Advanced Series Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST T. Rowe Price Asset Allocation	AST T. Rowe Price Large-Cap Growth	AST T. Rowe Price Large-Cap Value*	AST T. Rowe Price Natural Resources	AST WEDGE Capital Mid-Cap Value	AST Wellington Management Hedged Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(65,524)	(180)	(212)	(519)	(507)	(3,337)
Administrative expense	(6,495)	(26)	(26)	(65)	(59)	(351)
Net investment income (loss)	(72,019)	(206)	(238)	(584)	(566)	(3,688)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	746,743	20,411	1,586	5,079	9,336	77,822
Cost of investments sold	534,488	6,894	1,372	5,079	3,154	67,186
Realized gains (losses) on fund
shares	212,255	13,517	214	—	6,182	10,636
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	212,255	13,517	214	—	6,182	10,636
Change in unrealized gains
(losses)	406,495	(7,519)	2,465	4,269	280	19,217
Net realized and change in
unrealized gains (losses) on
investments	618,750	5,998	2,679	4,269	6,462	29,853

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$546,731	$5,792	$2,441	$3,685	$5,896	$26,165

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Advanced Series Trust	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AST Western Asset Core Plus Bond	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Equity	Invesco V.I. Core Plus Bond
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$59,985	$259,051	$487,585	$661,663	$212,485
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(102)	(1,041,624)	(512,047)	(310,472)	(861,775)	(83,640)
Administrative expense	(18)	(75,709)	(35,953)	(22,621)	(64,639)	(6,315)
Net investment income (loss)	(120)	(1,057,348)	(288,949)	154,492	(264,751)	122,530

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	799	13,304,400	5,267,526	4,404,129	11,054,514	1,063,650
Cost of investments sold	677	8,652,307	4,499,630	3,018,588	8,300,143	1,172,132
Realized gains (losses) on fund
shares	122	4,652,093	767,896	1,385,541	2,754,371	(108,482)
Realized gain distributions	—	5,850,553	370,816	949,607	3,314,268	—
Net realized gains (losses)	122	10,502,646	1,138,712	2,335,148	6,068,639	(108,482)
Change in unrealized gains
(losses)	614	7,490,040	1,652,937	912,853	1,305,267	288,260
Net realized and change in
unrealized gains (losses) on
investments	736	17,992,686	2,791,649	3,248,001	7,373,906	179,778

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$616	$16,935,338	$2,502,700	$3,402,493	$7,109,155	$302,308

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Diversified Dividend	Invesco V.I. Equity and Income	Invesco V.I. Global Core Equity	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. High Yield
NET INVESTMENT INCOME (LOSS)
Dividends	$2,136,089	$373,983	$294,855	$20,088	$139,427	$461,428
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,708,627)	(302,011)	(345,106)	(47,419)	(87,942)	(152,838)
Administrative expense	(123,782)	(22,178)	(25,605)	(3,623)	(6,742)	(10,889)
Net investment income (loss)	303,680	49,794	(75,856)	(30,954)	44,743	297,701

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	21,104,225	4,052,754	4,648,922	1,744,766	971,618	2,215,394
Cost of investments sold	10,649,753	3,462,968	3,977,085	1,744,766	1,019,227	2,256,526
Realized gains (losses) on fund
shares	10,454,472	589,786	671,837	—	(47,609)	(41,132)
Realized gain distributions	4,378,429	405,816	—	—	—	—
Net realized gains (losses)	14,832,901	995,602	671,837	—	(47,609)	(41,132)
Change in unrealized gains
(losses)	(6,180,546)	1,023,117	4,418,307	—	40,388	305,224
Net realized and change in
unrealized gains (losses) on
investments	8,652,355	2,018,719	5,090,144	—	(7,221)	264,092

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$8,956,035	$2,068,513	$5,014,288	$(30,954)	$37,522	$561,793

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. International Growth	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. S&P 500 Index	Invesco V.I. Technology
NET INVESTMENT INCOME (LOSS)
Dividends	$232,570	$74,755	$47,967	$—	$548,591	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(212,783)	(74,216)	(124,069)	(81,777)	(470,074)	(35,503)
Administrative expense	(16,193)	(5,582)	(9,065)	(6,252)	(33,495)	(2,717)
Net investment income (loss)	3,594	(5,043)	(85,167)	(88,029)	45,022	(38,220)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,109,576	667,408	1,072,803	859,878	5,019,764	369,861
Cost of investments sold	1,336,201	746,110	955,961	683,886	3,709,089	256,702
Realized gains (losses) on fund
shares	773,375	(78,702)	116,842	175,992	1,310,675	113,159
Realized gain distributions	—	—	185,734	389,338	2,444,865	141,176
Net realized gains (losses)	773,375	(78,702)	302,576	565,330	3,755,540	254,335
Change in unrealized gains
(losses)	2,327,722	567,446	912,781	698,142	2,180,596	540,973
Net realized and change in
unrealized gains (losses) on
investments	3,101,097	488,744	1,215,357	1,263,472	5,936,136	795,308

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,104,691	$483,701	$1,130,190	$1,175,443	$5,981,158	$757,088

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. American Value II	Invesco V.I. Comstock II	Invesco V.I. Core Equity II	Invesco V.I. Core Plus Bond II
NET INVESTMENT INCOME (LOSS)
Dividends	$24,564	$—	$109,510	$1,412,478	$9,698	$3,533
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(81,448)	(316,358)	(283,931)	(1,172,334)	(20,169)	(1,779)
Administrative expense	(6,221)	(29,256)	(36,274)	(115,990)	(2,065)	(113)
Net investment income (loss)	(63,105)	(345,614)	(210,695)	124,154	(12,536)	1,641

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	705,278	4,243,454	4,721,901	15,091,972	369,418	9,863
Cost of investments sold	745,014	2,328,066	4,115,987	10,177,004	286,993	11,003
Realized gains (losses) on fund
shares	(39,736)	1,915,388	605,914	4,914,968	82,425	(1,140)
Realized gain distributions	—	1,534,749	216,610	3,094,413	63,145	—
Net realized gains (losses)	(39,736)	3,450,137	822,524	8,009,381	145,570	(1,140)
Change in unrealized gains
(losses)	1,028,838	1,221,910	785,352	2,519,258	(53)	4,275
Net realized and change in
unrealized gains (losses) on
investments	989,102	4,672,047	1,607,876	10,528,639	145,517	3,135

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$925,997	$4,326,433	$1,397,181	$10,652,793	$132,981	$4,776

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Diversified Dividend II	Invesco V.I. Equity and Income II	Invesco V.I. Global Core Equity II	Invesco V.I. Government Money Market II	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II
NET INVESTMENT INCOME (LOSS)
Dividends	$436,783	$374,976	$110,524	$1,583	$3,180	$509,787
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(486,076)	(399,491)	(200,176)	(7,063)	(2,993)	(595,955)
Administrative expense	(38,077)	(43,475)	(16,333)	(506)	(180)	(76,134)
Net investment income (loss)	(87,370)	(67,990)	(105,985)	(5,986)	7	(162,302)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,986,190	4,924,761	1,870,937	25,746	68,731	7,892,872
Cost of investments sold	2,759,830	4,016,613	1,574,735	25,746	73,568	6,950,002
Realized gains (losses) on fund
shares	2,226,360	908,148	296,202	—	(4,837)	942,870
Realized gain distributions	1,005,056	468,340	—	—	—	1,640,388
Net realized gains (losses)	3,231,416	1,376,488	296,202	—	(4,837)	2,583,258
Change in unrealized gains
(losses)	(1,278,426)	919,485	2,114,421	—	4,769	2,155,262
Net realized and change in
unrealized gains (losses) on
investments	1,952,990	2,295,973	2,410,623	—	(68)	4,738,520

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,865,620	$2,227,983	$2,304,638	$(5,986)	$(61)	$4,576,218

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. High Yield II	Invesco V.I. International Growth II	Invesco V.I. Managed Volatility II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. S&P 500 Index II
NET INVESTMENT INCOME (LOSS)
Dividends	$273,223	$25,364	$1,340	$3,300	$—	$677,470
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(114,565)	(30,381)	(1,600)	(18,008)	(112,482)	(777,987)
Administrative expense	(9,664)	(3,625)	(112)	(1,817)	(10,421)	(66,565)
Net investment income (loss)	148,994	(8,642)	(372)	(16,525)	(122,903)	(167,082)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	948,578	491,007	35,739	372,031	2,076,632	7,172,967
Cost of investments sold	978,190	408,544	40,776	334,169	1,809,378	4,968,680
Realized gains (losses) on fund
shares	(29,612)	82,463	(5,037)	37,862	267,254	2,204,287
Realized gain distributions	—	—	—	21,725	449,453	3,553,182
Net realized gains (losses)	(29,612)	82,463	(5,037)	59,587	716,707	5,757,469
Change in unrealized gains
(losses)	181,501	308,051	14,705	95,128	733,048	2,836,084
Net realized and change in
unrealized gains (losses) on
investments	151,889	390,514	9,668	154,715	1,449,755	8,593,553

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$300,883	$381,872	$9,296	$138,190	$1,326,852	$8,426,471

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Technology II	Invesco V.I. Value Opportunities II	AB VPS Growth	AB VPS Growth & Income	AB VPS International Value	AB VPS Large Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$511	$—	$523,116	$135,374	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(128)	(53,216)	(222,446)	(658,177)	(114,517)	(229,413)
Administrative expense	(8)	(6,188)	(20,395)	(47,647)	(14,337)	(16,946)
Net investment income (loss)	(136)	(58,893)	(242,841)	(182,708)	6,520	(246,359)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,998	1,091,711	3,344,600	6,771,262	2,338,354	3,012,291
Cost of investments sold	2,014	1,152,710	2,359,022	4,783,492	2,447,971	1,903,437
Realized gains (losses) on fund
shares	984	(60,999)	985,578	1,987,770	(109,617)	1,108,854
Realized gain distributions	480	—	758,688	3,623,804	—	848,463
Net realized gains (losses)	1,464	(60,999)	1,744,266	5,611,574	(109,617)	1,957,317
Change in unrealized gains
(losses)	1,094	611,436	2,531,358	1,049,997	1,688,344	2,044,897
Net realized and change in
unrealized gains (losses) on
investments	2,558	550,437	4,275,624	6,661,571	1,578,727	4,002,214

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,422	$491,544	$4,032,783	$6,478,863	$1,585,247	$3,755,855

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Alliance Bernstein Variable Product Series Fund	Alliance Bernstein Variable Product Series Fund	American Century Variable Portfolios, Inc.	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series I
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	AB VPS Small/Mid Cap Value	AB VPS Value	American Century VP International	Deutsche Bond VIP (Class A)*	Deutsche Capital Growth VIP (Class A)*	Deutsche Core Equity VIP (Class A)*
NET INVESTMENT INCOME (LOSS)
Dividends	$25,655	$7,572	$52	$4,780	$10,164	$6,938
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(161,731)	(10,405)	(82)	(795)	(5,673)	(2,457)
Administrative expense	(20,056)	(1,246)	(7)	(594)	(4,130)	(1,746)
Net investment income (loss)	(156,132)	(4,079)	(37)	3,391	361	2,735

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,625,921	150,576	92	9,006	388,864	121,591
Cost of investments sold	2,210,527	110,321	64	9,232	305,040	88,068
Realized gains (losses) on fund
shares	415,394	40,255	28	(226)	83,824	33,523
Realized gain distributions	522,254	—	—	—	107,520	39,572
Net realized gains (losses)	937,648	40,255	28	(226)	191,344	73,095
Change in unrealized gains
(losses)	304,778	32,595	1,541	6,663	118,638	31,395
Net realized and change in
unrealized gains (losses) on
investments	1,242,426	72,850	1,569	6,437	309,982	104,490

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,086,294	$68,771	$1,532	$9,828	$310,343	$107,225

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Deutsche Variable Series I	Deutsche Variable Series I	Deutsche Variable Series II	Deutsche Variable Series II	Deutsche Variable Series II	Dreyfus Stock Index Fund, Inc.*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Deutsche CROCI® International VIP (Class A)*	Deutsche Global Small Cap VIP (Class A)*	Deutsche Global Income Builder VIP (Class A) II*	Deutsche Government Money Market VIP (Class A) II*	Deutsche Small Mid Cap Growth VIP (Class A) II*	Dreyfus Stock Index Fund, Inc. (Initial Shares)*
NET INVESTMENT INCOME (LOSS)
Dividends	$12,182	$—	$30,737	$679	$442	$3,870
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(750)	(3,449)	(4,166)	(675)	(1,743)	(2,975)
Administrative expense	(528)	(2,474)	(3,023)	(465)	(1,242)	(225)
Net investment income (loss)	10,904	(5,923)	23,548	(461)	(2,543)	670

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	18,099	355,016	240,971	40,163	218,700	14,204
Cost of investments sold	24,571	391,112	217,547	40,163	183,175	8,924
Realized gains (losses) on fund
shares	(6,472)	(36,096)	23,424	—	35,525	5,280
Realized gain distributions	—	74,470	—	—	22,996	5,356
Net realized gains (losses)	(6,472)	38,374	23,424	—	58,521	10,636
Change in unrealized gains
(losses)	28,739	112,231	100,837	—	23,832	29,730
Net realized and change in
unrealized gains (losses) on
investments	22,267	150,605	124,261	—	82,353	40,366

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$33,171	$144,682	$147,809	$(461)	$79,810	$41,036

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Dreyfus Variable Investment Fund	Dreyfus Variable Investment Fund	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIF Government Money Market	VIF Growth & Income	Federated Government Money Fund II	VIP Contrafund	VIP Equity-Income	VIP Government Money Market*
NET INVESTMENT INCOME (LOSS)
Dividends	$803	$282	$9,935	$40,898	$10,110	$133,421
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(3,075)	(523)	(42,631)	(52,362)	(7,910)	(265,050)
Administrative expense	(248)	(38)	(3,258)	(4,167)	(594)	(19,380)
Net investment income (loss)	(2,520)	(279)	(35,954)	(15,631)	1,606	(151,009)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	98,682	28,236	601,642	681,245	100,856	6,930,703
Cost of investments sold	98,682	21,128	601,642	544,288	91,908	6,930,703
Realized gains (losses) on fund
shares	—	7,108	—	136,957	8,948	—
Realized gain distributions	—	2,016	—	221,506	12,341	—
Net realized gains (losses)	—	9,124	—	358,463	21,289	—
Change in unrealized gains
(losses)	—	(2,753)	—	422,600	40,825	—
Net realized and change in
unrealized gains (losses) on
investments	—	6,371	—	781,063	62,114	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(2,520)	$6,092	$(35,954)	$765,432	$63,720	$(151,009)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth	VIP High Income	VIP Index 500	VIP Investment Grade Bond	VIP Overseas	VIP Contrafund (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$6,626	$19,821	$58,428	$17,826	$6,224	$229,846
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(38,826)	(4,864)	(41,762)	(9,451)	(7,543)	(439,004)
Administrative expense	(3,037)	(396)	(3,307)	(812)	(578)	(57,589)
Net investment income (loss)	(35,237)	14,561	13,359	7,563	(1,897)	(266,747)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,008,373	155,927	449,589	206,165	452,087	6,087,228
Cost of investments sold	665,722	160,996	248,786	201,866	396,987	4,992,863
Realized gains (losses) on fund
shares	342,651	(5,069)	200,803	4,299	55,100	1,094,365
Realized gain distributions	228,506	—	10,521	3,894	403	1,650,503
Net realized gains (losses)	571,157	(5,069)	211,324	8,193	55,503	2,744,868
Change in unrealized gains
(losses)	339,260	12,229	379,366	9,194	104,001	2,956,833
Net realized and change in
unrealized gains (losses) on
investments	910,417	7,160	590,690	17,387	159,504	5,701,701

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$875,180	$21,721	$604,049	$24,950	$157,607	$5,434,954

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Equity-Income (Service Class 2)	VIP Freedom 2010 Portfolio (Service Class 2)	VIP Freedom 2020 Portfolio (Service Class 2)	VIP Freedom 2030 Portfolio (Service Class 2)	VIP Freedom Income Portfolio (Service Class 2)	VIP Government Money Market (Service Class 2)*
NET INVESTMENT INCOME (LOSS)
Dividends	$7,347	$42,472	$37,642	$15,502	$11,098	$132,209
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(7,082)	(53,139)	(44,702)	(20,988)	(11,713)	(478,920)
Administrative expense	(478)	(7,162)	(5,706)	(2,876)	(1,544)	(47,739)
Net investment income (loss)	(213)	(17,829)	(12,766)	(8,362)	(2,159)	(394,450)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	115,437	1,535,705	619,193	362,093	104,424	13,413,871
Cost of investments sold	109,457	1,352,186	516,090	289,722	96,403	13,413,871
Realized gains (losses) on fund
shares	5,980	183,519	103,103	72,371	8,021	—
Realized gain distributions	10,354	83,692	83,218	54,886	7,000	—
Net realized gains (losses)	16,334	267,211	186,321	127,257	15,021	—
Change in unrealized gains
(losses)	33,763	153,597	228,347	142,374	38,432	—
Net realized and change in
unrealized gains (losses) on
investments	50,097	420,808	414,668	269,631	53,453	—

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$49,884	$402,979	$401,902	$261,269	$51,294	$(394,450)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Growth (Service Class 2)	VIP Growth & Income (Service Class 2)	VIP Growth Opportunities (Service Class 2)	VIP High Income (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$100	$48,926	$1,564	$117,540	$219,731	$13
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,803)	(73,871)	(21,433)	(33,823)	(203,471)	(7)
Administrative expense	(119)	(9,125)	(2,819)	(4,146)	(25,679)	—
Net investment income (loss)	(1,822)	(34,070)	(22,688)	79,571	(9,419)	6

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	15,057	1,216,282	273,208	520,216	1,703,217	11
Cost of investments sold	8,504	859,863	280,800	539,933	1,316,709	13
Realized gains (losses) on fund
shares	6,553	356,419	(7,592)	(19,717)	386,508	(2)
Realized gain distributions	8,597	121,266	194,879	—	43,759	2
Net realized gains (losses)	15,150	477,685	187,287	(19,717)	430,267	—
Change in unrealized gains
(losses)	19,741	203,824	239,541	54,792	2,003,547	7
Net realized and change in
unrealized gains (losses) on
investments	34,891	681,509	426,828	35,075	2,433,814	7

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$33,069	$647,439	$404,140	$114,646	$2,424,395	$13

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Mid Cap (Service Class 2)	VIP Overseas (Service Class 2)	Franklin Flex Cap Growth VIP (Class 2)*	Franklin Growth and Income VIP (Class 2)*	Franklin High Income VIP (Class 2)*	Franklin Income VIP (Class 2)*
NET INVESTMENT INCOME (LOSS)
Dividends	$45,510	$93	$—	$1,145,880	$3,582,960	$3,286,065
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(138,826)	(124)	(19,736)	(280,140)	(35,698)	(1,131,892)
Administrative expense	(18,036)	(7)	(2,467)	(37,304)	(3,263)	(127,386)
Net investment income (loss)	(111,352)	(38)	(22,203)	828,436	3,543,999	2,026,787

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,218,620	540	383,869	3,466,526	7,604,724	15,204,595
Cost of investments sold	2,021,431	489	469,266	3,067,317	11,345,110	14,670,048
Realized gains (losses) on fund
shares	197,189	51	(85,397)	399,209	(3,740,386)	534,547
Realized gain distributions	453,287	7	2,923	1,192,819	—	—
Net realized gains (losses)	650,476	58	(82,474)	1,592,028	(3,740,386)	534,547
Change in unrealized gains
(losses)	1,078,017	1,833	394,698	147,357	344,308	3,449,131
Net realized and change in
unrealized gains (losses) on
investments	1,728,493	1,891	312,224	1,739,385	(3,396,078)	3,983,678

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,617,141	$1,853	$290,021	$2,567,821	$147,921	$6,010,465

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Franklin Large Cap Growth VIP (Class 2)*	Franklin Mutual Global Discovery VIP (Class 2)*	Franklin Mutual Shares VIP (Class 2)*	Franklin Small Cap Value VIP (Class 2)*	Franklin Small-Mid Cap Growth VIP (Class 2)*	Franklin U.S. Government Securities VIP (Class 2)*
NET INVESTMENT INCOME (LOSS)
Dividends	$125,472	$165,714	$1,018,934	$102,617	$—	$273,259
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(293,897)	(133,973)	(674,536)	(285,479)	(9,470)	(148,528)
Administrative expense	(38,788)	(18,073)	(78,735)	(35,154)	(1,214)	(20,062)
Net investment income (loss)	(207,213)	13,668	265,663	(218,016)	(10,684)	104,669

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	5,648,262	1,973,770	8,443,907	4,109,000	120,696	2,346,268
Cost of investments sold	4,795,915	1,998,828	7,252,392	3,575,704	124,639	2,455,080
Realized gains (losses) on fund
shares	852,347	(25,058)	1,191,515	533,296	(3,943)	(108,812)
Realized gain distributions	1,603,519	527,640	1,847,819	1,403,479	65,868	—
Net realized gains (losses)	2,455,866	502,582	3,039,334	1,936,775	61,925	(108,812)
Change in unrealized gains
(losses)	2,474,335	122,917	(311,253)	(41,416)	69,431	(20,123)
Net realized and change in
unrealized gains (losses) on
investments	4,930,201	625,499	2,728,081	1,895,359	131,356	(128,935)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,722,988	$639,167	$2,993,744	$1,677,343	$120,672	$(24,266)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Templeton Developing Markets VIP (Class 2)*	Templeton Foreign VIP (Class 2)*	Templeton Global Bond VIP (Class 2)*	Templeton Growth VIP (Class 2)*	VIT Large Cap Value	VIT Mid Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$79,278	$1,141,323	$—	$10,961	$36,082	$15,628
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(118,570)	(644,593)	(13,650)	(8,613)	(34,702)	(31,392)
Administrative expense	(15,180)	(74,481)	(1,418)	(657)	(4,340)	(4,142)
Net investment income (loss)	(54,472)	422,249	(15,068)	1,691	(2,960)	(19,906)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,897,445	9,030,574	99,157	71,123	511,143	352,506
Cost of investments sold	1,974,359	8,970,231	100,113	60,043	527,582	326,395
Realized gains (losses) on fund
shares	(76,914)	60,343	(956)	11,080	(16,439)	26,111
Realized gain distributions	—	—	3,204	—	377,976	117,364
Net realized gains (losses)	(76,914)	60,343	2,248	11,080	361,537	143,475
Change in unrealized gains
(losses)	2,679,975	5,629,382	16,875	89,594	(181,925)	70,696
Net realized and change in
unrealized gains (losses) on
investments	2,603,061	5,689,725	19,123	100,674	179,612	214,171

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,548,589	$6,111,974	$4,055	$102,365	$176,652	$194,265

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT Small Cap Equity Insights	VIT Strategic Growth	VIT U.S. Equity Insights	Janus Henderson Forty (Institutional Shares)*	Lazard Retirement Emerging Markets Equity*	ClearBridge Variable Large Cap Value Portfolio I
NET INVESTMENT INCOME (LOSS)
Dividends	$21,810	$44	$47,222	$—	$2	$7
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(64,435)	(124)	(55,946)	(182)	(1)	(7)
Administrative expense	(7,904)	(9)	(6,997)	(13)	—	—
Net investment income (loss)	(50,529)	(89)	(15,721)	(195)	1	—

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	936,882	152	1,106,846	351	3	12
Cost of investments sold	860,131	103	749,002	276	2	11
Realized gains (losses) on fund
shares	76,751	49	357,844	75	1	1
Realized gain distributions	446,597	382	369,591	691	—	15
Net realized gains (losses)	523,348	431	727,435	766	1	16
Change in unrealized gains
(losses)	(87,740)	1,696	26,116	2,555	23	43
Net realized and change in
unrealized gains (losses) on
investments	435,608	2,127	753,551	3,321	24	59

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$385,079	$2,038	$737,830	$3,126	$25	$59

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	Lord Abbett Series Fund	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Bond-Debenture	Fundamental Equity	Growth and Income	Growth Opportunities	Mid-Cap Stock	MFS Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$513,496	$35,029	$115,657	$—	$66,968	$795
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(182,290)	(50,611)	(134,761)	(78,674)	(168,174)	(9,808)
Administrative expense	(24,509)	(6,622)	(17,935)	(10,680)	(21,698)	(756)
Net investment income (loss)	306,697	(22,204)	(37,039)	(89,354)	(122,904)	(9,769)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,732,101	701,097	2,621,236	1,289,726	2,114,796	51,352
Cost of investments sold	2,583,321	623,304	1,938,935	1,319,724	1,651,316	33,097
Realized gains (losses) on fund
shares	148,780	77,793	682,301	(29,998)	463,480	18,255
Realized gain distributions	120,970	259,781	859,394	190,845	1,078,214	30,095
Net realized gains (losses)	269,750	337,574	1,541,695	160,847	1,541,694	48,350
Change in unrealized gains
(losses)	357,454	36,894	(494,265)	998,739	(850,760)	154,336
Net realized and change in
unrealized gains (losses) on
investments	627,204	374,468	1,047,430	1,159,586	690,934	202,686

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$933,901	$352,264	$1,010,391	$1,070,232	$568,030	$192,917

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return Bond	MFS Utilities
NET INVESTMENT INCOME (LOSS)
Dividends	$15,596	$5,631	$—	$6,377	$27,867	$10,872
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,756)	(10,131)	(13,432)	(6,305)	(9,696)	(3,276)
Administrative expense	(239)	(773)	(1,110)	(468)	(832)	(249)
Net investment income (loss)	12,601	(5,273)	(14,542)	(396)	17,339	7,347

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	18,191	77,169	95,654	29,533	73,507	9,542
Cost of investments sold	19,057	56,723	82,945	22,063	69,590	8,091
Realized gains (losses) on fund
shares	(866)	20,446	12,709	7,470	3,917	1,451
Realized gain distributions	—	30,388	21,139	31,322	—	—
Net realized gains (losses)	(866)	50,834	33,848	38,792	3,917	1,451
Change in unrealized gains
(losses)	767	105,491	230,493	52,611	4,799	21,459
Net realized and change in
unrealized gains (losses) on
investments	(99)	156,325	264,341	91,403	8,716	22,910

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$12,502	$151,052	$249,799	$91,007	$26,055	$30,257

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Insurance Fund, Inc.*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Growth (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery (Service Class)	MFS Research (Service Class)	MFS Utilities (Service Class)	Morgan Stanley VIF Core Plus Fixed Income*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$693	$—	$407	$26,380	$5,493
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,222)	(1,792)	(1,006)	(520)	(8,851)	(2,690)
Administrative expense	(81)	(125)	(72)	(36)	(616)	(190)
Net investment income (loss)	(1,303)	(1,224)	(1,078)	(149)	16,913	2,613

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,785	7,674	18,682	1,435	224,748	83,015
Cost of investments sold	2,164	5,286	16,296	848	191,783	80,508
Realized gains (losses) on fund
shares	1,621	2,388	2,386	587	32,965	2,507
Realized gain distributions	3,372	4,963	1,465	2,443	—	—
Net realized gains (losses)	4,993	7,351	3,851	3,030	32,965	2,507
Change in unrealized gains
(losses)	16,747	17,817	13,068	4,041	27,318	3,701
Net realized and change in
unrealized gains (losses) on
investments	21,740	25,168	16,919	7,071	60,283	6,208

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$20,437	$23,944	$15,841	$6,922	$77,196	$8,821

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc.*	Morgan Stanley Variable Insurance Fund, Inc.*	Morgan Stanley Variable Insurance Fund, Inc.*	Morgan Stanley Variable Insurance Fund, Inc.*	Morgan Stanley Variable Insurance Fund, Inc.*	Morgan Stanley Variable Insurance Fund, Inc.*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Equity*	Morgan Stanley VIF Global Infrastructure*	Morgan Stanley VIF Global Strategist*	Morgan Stanley VIF Growth*	Morgan Stanley VIF Mid Cap Growth*	Morgan Stanley VIF U.S. Real Estate*
NET INVESTMENT INCOME (LOSS)
Dividends	$110,507	$878,688	$648,589	$—	$—	$218,227
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(230,222)	(489,674)	(753,467)	(380,992)	(167,023)	(231,213)
Administrative expense	(14,976)	(35,924)	(50,269)	(28,867)	(10,527)	(14,634)
Net investment income (loss)	(134,691)	353,090	(155,147)	(409,859)	(177,550)	(27,620)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	2,797,775	7,374,848	10,513,883	5,439,226	2,038,561	2,863,757
Cost of investments sold	2,431,738	7,873,003	10,170,406	4,067,488	1,994,784	2,054,983
Realized gains (losses) on fund
shares	366,037	(498,155)	343,477	1,371,738	43,777	808,774
Realized gain distributions	—	1,765,022	838,178	2,097,519	—	—
Net realized gains (losses)	366,037	1,266,867	1,181,655	3,469,257	43,777	808,774
Change in unrealized gains
(losses)	3,979,600	2,514,538	6,692,908	5,397,044	3,332,283	(602,688)
Net realized and change in
unrealized gains (losses) on
investments	4,345,637	3,781,405	7,874,563	8,866,301	3,376,060	206,086

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,210,946	$4,134,495	$7,719,416	$8,456,442	$3,198,510	$178,466

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Emerging Markets Debt (Class II)*	Morgan Stanley VIF Emerging Markets Equity (Class II)*	Morgan Stanley VIF Global Franchise (Class II)*	Morgan Stanley VIF Global Infrastructure (Class II)*	Morgan Stanley VIF Global Strategist (Class II)*	Morgan Stanley VIF Growth (Class II)*
NET INVESTMENT INCOME (LOSS)
Dividends	$368,413	$31,655	$339,492	$237,345	$200,268	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(96,630)	(66,614)	(390,827)	(176,592)	(318,333)	(78,050)
Administrative expense	(13,019)	(8,663)	(49,849)	(12,129)	(24,591)	(10,113)
Net investment income (loss)	258,764	(43,622)	(101,184)	48,624	(142,656)	(88,163)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,570,922	1,311,745	5,557,420	1,519,734	3,639,524	1,136,247
Cost of investments sold	1,602,121	1,170,538	5,975,856	1,629,255	3,496,439	807,277
Realized gains (losses) on fund
shares	(31,199)	141,207	(418,436)	(109,521)	143,085	328,970
Realized gain distributions	—	—	3,277,467	516,418	284,944	458,215
Net realized gains (losses)	(31,199)	141,207	2,859,031	406,897	428,029	787,185
Change in unrealized gains
(losses)	299,771	1,198,411	2,798,464	659,244	2,245,854	1,062,022
Net realized and change in
unrealized gains (losses) on
investments	268,572	1,339,618	5,657,495	1,066,141	2,673,883	1,849,207

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$527,336	$1,295,996	$5,556,311	$1,114,765	$2,531,227	$1,761,044

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Morgan Stanley VIF Mid Cap Growth (Class II)*	Morgan Stanley VIF Small Company Growth (Class II)*	Morgan Stanley VIF U.S. Real Estate (Class II)*	European Equity	Income Plus	Limited Duration
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$326,322	$661,497	$1,653,723	$118,076
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(180,373)	(28,526)	(372,693)	(296,845)	(606,300)	(69,950)
Administrative expense	(22,939)	(3,500)	(49,031)	(21,029)	(44,555)	(5,113)
Net investment income (loss)	(203,312)	(32,026)	(95,402)	343,623	1,002,868	43,013

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	3,305,569	6,096,971	4,454,064	3,607,087	10,311,674	1,004,119
Cost of investments sold	3,293,988	7,483,007	3,279,500	3,644,097	9,788,150	1,149,342
Realized gains (losses) on fund
shares	11,581	(1,386,036)	1,174,564	(37,010)	523,524	(145,223)
Realized gain distributions	—	75,050	—	—	—	—
Net realized gains (losses)	11,581	(1,310,986)	1,174,564	(37,010)	523,524	(145,223)
Change in unrealized gains
(losses)	3,897,555	1,828,412	(813,233)	4,073,317	817,467	95,073
Net realized and change in
unrealized gains (losses) on
investments	3,909,136	517,426	361,331	4,036,307	1,340,991	(50,150)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$3,705,824	$485,400	$265,929	$4,379,930	$2,343,859	$(7,137)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Morgan Stanley Variable Investment Series	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Morgan Stanley Variable Investment Series (Class Y Shares)	Neuberger Berman Advisors Management Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Multi Cap Growth	European Equity (Class Y Shares)	Income Plus (Class Y Shares)	Limited Duration (Class Y Shares)	Multi Cap Growth (Class Y Shares)	AMT Large Cap Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$159,703	$1,605,951	$413,459	$—	$139
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,320,710)	(96,821)	(766,879)	(337,175)	(779,353)	(346)
Administrative expense	(157,566)	(7,244)	(73,286)	(27,993)	(61,370)	(23)
Net investment income (loss)	(2,478,276)	55,638	765,786	48,291	(840,723)	(230)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	30,277,544	768,606	8,953,963	3,115,172	9,606,229	680
Cost of investments sold	23,968,014	772,393	8,493,549	3,584,362	7,552,582	630
Realized gains (losses) on fund
shares	6,309,530	(3,787)	460,414	(469,190)	2,053,647	50
Realized gain distributions	17,953,834	—	—	—	4,927,066	649
Net realized gains (losses)	24,263,364	(3,787)	460,414	(469,190)	6,980,713	699
Change in unrealized gains
(losses)	45,939,233	1,067,690	1,048,014	265,720	11,842,286	2,111
Net realized and change in
unrealized gains (losses) on
investments	70,202,597	1,063,903	1,508,428	(203,470)	18,822,999	2,810

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$67,724,321	$1,119,541	$2,274,214	$(155,179)	$17,982,276	$2,580

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Capital Appreciation	Oppenheimer Conservative Balanced	Oppenheimer Discovery Mid Cap Growth	Oppenheimer Global	Oppenheimer Global Strategic Income	Oppenheimer Main Street
NET INVESTMENT INCOME (LOSS)
Dividends	$6,468	$20,034	$188	$20,719	$32,142	$16,573
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(35,210)	(13,929)	(8,492)	(26,777)	(18,640)	(18,127)
Administrative expense	(2,756)	(1,047)	(613)	(2,222)	(1,399)	(1,330)
Net investment income (loss)	(31,498)	5,058	(8,917)	(8,280)	12,103	(2,884)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	285,554	186,161	71,912	318,302	111,514	284,379
Cost of investments sold	223,556	158,963	50,235	224,874	111,400	211,620
Realized gains (losses) on fund
shares	61,998	27,198	21,677	93,428	114	72,759
Realized gain distributions	246,266	—	61,810	—	—	22,236
Net realized gains (losses)	308,264	27,198	83,487	93,428	114	94,995
Change in unrealized gains
(losses)	335,870	46,419	70,376	572,316	53,125	97,316
Net realized and change in
unrealized gains (losses) on
investments	644,134	73,617	153,863	665,744	53,239	192,311

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$612,636	$78,675	$144,946	$657,464	$65,342	$189,427

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Main Street Small Cap	Oppenheimer Total Return Bond*	Oppenheimer Capital Appreciation (SS)	Oppenheimer Conservative Balanced (SS)	Oppenheimer Discovery Mid Cap Growth (SS)	Oppenheimer Global (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$11,132	$11,886	$1,527	$113,393	$—	$56,657
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(14,495)	(5,924)	(237,299)	(96,339)	(88,837)	(108,995)
Administrative expense	(1,148)	(491)	(31,774)	(12,628)	(11,491)	(14,701)
Net investment income (loss)	(4,511)	5,471	(267,546)	4,426	(100,328)	(67,039)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	457,553	24,071	3,979,514	1,082,167	1,382,265	1,975,831
Cost of investments sold	376,754	28,668	3,205,573	1,022,896	954,778	1,498,691
Realized gains (losses) on fund
shares	80,799	(4,597)	773,941	59,271	427,487	477,140
Realized gain distributions	68,335	—	1,519,589	—	635,408	—
Net realized gains (losses)	149,134	(4,597)	2,293,530	59,271	1,062,895	477,140
Change in unrealized gains
(losses)	(8,631)	14,703	1,646,572	398,669	442,836	1,856,507
Net realized and change in
unrealized gains (losses) on
investments	140,503	10,106	3,940,102	457,940	1,505,731	2,333,647

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$135,992	$15,577	$3,672,556	$462,366	$1,405,403	$2,266,608

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global Strategic Income (SS)	Oppenheimer Main Street (SS)	Oppenheimer Main Street Small Cap (SS)	Oppenheimer Total Return Bond (SS)*	Foreign Bond (US Dollar-Hedged)	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$705,156	$315,849	$89,239	$285,053	$30	$92,961
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(501,097)	(441,179)	(195,319)	(175,070)	(8)	(12,291)
Administrative expense	(67,624)	(57,715)	(25,949)	(24,692)	—	(1,571)
Net investment income (loss)	136,435	(183,045)	(132,029)	85,291	22	79,099

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	6,955,855	6,146,693	2,934,637	3,028,839	12	392,984
Cost of investments sold	7,062,735	4,639,801	2,256,063	3,300,660	11	855,642
Realized gains (losses) on fund
shares	(106,880)	1,506,892	678,574	(271,821)	1	(462,658)
Realized gain distributions	—	518,044	744,227	—	—	—
Net realized gains (losses)	(106,880)	2,024,936	1,422,801	(271,821)	1	(462,658)
Change in unrealized gains
(losses)	1,511,289	2,348,310	262,780	553,872	(15)	381,813
Net realized and change in
unrealized gains (losses) on
investments	1,404,409	4,373,246	1,685,581	282,051	(14)	(80,845)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,540,844	$4,190,201	$1,553,552	$367,342	$8	$(1,746)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	Profunds VP	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	PIMCO VIT Emerging Markets Bond (Advisor Shares)	PIMCO VIT Real Return (Advisor Shares)*	PIMCO VIT Total Return	PIMCO VIT Total Return (Advisor Shares)	ProFund VP Large-Cap Value	VT American Government Income
NET INVESTMENT INCOME (LOSS)
Dividends	$28,667	$68,693	$35	$176,453	$—	$295,504
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(8,441)	(45,232)	(25)	(134,131)	(404)	(172,708)
Administrative expense	(1,096)	(5,886)	(1)	(17,487)	(31)	—
Net investment income (loss)	19,130	17,575	9	24,835	(435)	122,796

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	177,429	550,897	31	2,635,501	82,332	2,439,666
Cost of investments sold	183,468	567,440	30	2,636,062	80,287	2,821,720
Realized gains (losses) on fund
shares	(6,039)	(16,543)	1	(561)	2,045	(382,054)
Realized gain distributions	—	—	—	—	—	—
Net realized gains (losses)	(6,039)	(16,543)	1	(561)	2,045	(382,054)
Change in unrealized gains
(losses)	32,456	34,730	46	266,297	(1,852)	328,635
Net realized and change in
unrealized gains (losses) on
investments	26,417	18,187	47	265,736	193	(53,419)

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$45,547	$35,762	$56	$290,571	$(242)	$69,377

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Capital Opportunities	VT Diversified Income	VT Equity Income*	VT George Putnam Balanced	VT Global Asset Allocation	VT Global Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$17,145	$964,964	$1,026,917	$705,772	$287,572	$184,130
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(48,665)	(238,148)	(1,818,816)	(625,752)	(272,552)	(184,670)
Administrative expense	—	(210)	(61,173)	(27,030)	(11,790)	—
Net investment income (loss)	(31,520)	726,606	(853,072)	52,990	3,230	(540)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	505,396	2,243,951	19,708,889	7,081,213	2,671,024	1,767,562
Cost of investments sold	469,061	2,741,456	14,633,091	6,140,770	2,420,982	1,491,697
Realized gains (losses) on fund
shares	36,335	(497,505)	5,075,798	940,443	250,042	275,865
Realized gain distributions	283,818	—	1,818,902	—	682,278	—
Net realized gains (losses)	320,153	(497,505)	6,894,700	940,443	932,320	275,865
Change in unrealized gains
(losses)	(79,724)	714,599	16,085,425	4,628,222	1,601,907	2,871,328
Net realized and change in
unrealized gains (losses) on
investments	240,429	217,094	22,980,125	5,568,665	2,534,227	3,147,193

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$208,909	$943,700	$22,127,053	$5,621,655	$2,537,457	$3,146,653

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Global Health Care	VT Global Utilities	VT Government Money Market*	VT Growth and Income*	VT Growth Opportunities	VT High Yield
NET INVESTMENT INCOME (LOSS)
Dividends	$122,260	$224,041	$88,073	$2,309,865	$97,882	$1,423,857
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(315,629)	(109,262)	(519,079)	(569,427)	(1,344,917)	(334,901)
Administrative expense	(5,996)	(1,624)	(56,893)	(15,198)	(47,232)	(21,768)
Net investment income (loss)	(199,365)	113,155	(487,899)	1,725,240	(1,294,267)	1,067,188

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	4,311,496	1,505,742	13,781,009	117,781,951	15,755,244	4,357,063
Cost of investments sold	3,630,130	1,703,807	13,781,009	106,631,591	13,413,688	4,537,405
Realized gains (losses) on fund
shares	681,366	(198,065)	—	11,150,360	2,341,556	(180,342)
Realized gain distributions	1,981,964	481,030	—	12,743,538	1,261,589	—
Net realized gains (losses)	2,663,330	282,965	—	23,893,898	3,603,145	(180,342)
Change in unrealized gains
(losses)	477,393	1,055,022	—	(20,594,910)	21,508,487	376,694
Net realized and change in
unrealized gains (losses) on
investments	3,140,723	1,337,987	—	3,298,988	25,111,632	196,352

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,941,358	$1,451,142	$(487,899)	$5,024,228	$23,817,365	$1,263,540

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Income	VT International Equity	VT International Growth	VT International Value	VT Investors	VT Multi-Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$2,246,936	$1,302,931	$101,900	$160,221	$503,996	$443,215
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(710,460)	(842,613)	(134,789)	(147,814)	(634,971)	(982,012)
Administrative expense	(46,054)	(43,059)	—	(1)	(13,790)	(11,198)
Net investment income (loss)	1,490,422	417,259	(32,889)	12,406	(144,765)	(549,995)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	7,589,627	10,715,561	1,707,217	1,745,417	6,332,852	11,447,158
Cost of investments sold	8,132,034	11,044,829	1,298,188	1,998,219	4,135,252	7,598,574
Realized gains (losses) on fund
shares	(542,407)	(329,268)	409,029	(252,802)	2,197,600	3,848,584
Realized gain distributions	—	—	—	—	2,473,941	5,025,043
Net realized gains (losses)	(542,407)	(329,268)	409,029	(252,802)	4,671,541	8,873,627
Change in unrealized gains
(losses)	1,100,105	12,615,976	2,357,511	2,416,146	4,303,405	8,736,026
Net realized and change in
unrealized gains (losses) on
investments	557,698	12,286,708	2,766,540	2,163,344	8,974,946	17,609,653

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,048,120	$12,703,967	$2,733,651	$2,175,750	$8,830,181	$17,059,658

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

	Putnam Variable Trust	Putnam Variable Trust	Putnam Variable Trust	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT Multi-Cap Value	VT Research	VT Small Cap Value	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)*
NET INVESTMENT INCOME (LOSS)
Dividends	$50,347	$140,725	$242,883	$281
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(86,626)	(301,937)	(497,390)	(294)
Administrative expense	—	(2,980)	(11,646)	(25)
Net investment income (loss)	(36,279)	(164,192)	(266,153)	(38)

NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
shares:
Proceeds from sales	1,243,509	3,745,105	5,589,750	328
Cost of investments sold	1,090,424	1,965,530	5,432,600	277
Realized gains (losses) on fund
shares	153,085	1,779,575	157,150	51
Realized gain distributions	281,942	—	1,378,523	1,615
Net realized gains (losses)	435,027	1,779,575	1,535,673	1,666
Change in unrealized gains
(losses)	148,617	2,636,895	755,157	1,580
Net realized and change in
unrealized gains (losses) on
investments	583,644	4,416,470	2,290,830	3,246

INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$547,365	$4,252,278	$2,024,677	$3,208

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Academic Strategies Asset Allocation		AST Advanced Strategies		AST Balanced Asset Allocation
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(71,752)	$(72,586)	$(37,752)	$(36,252)	$(102,137)	$(111,157)
Net realized gains (losses)	196,917	174,065	147,369	92,636	563,531	341,031
Change in unrealized gains (losses)	282,221	63,760	201,240	47,200	422,548	110,912
Increase (decrease) in net assets from operations	407,386	165,239	310,857	103,584	883,942	340,786

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,350	1,500	—	—	6,650	6,650
Benefit payments	—	—	—	—	(310)	(12,846)
Payments on termination	(641,470)	(306,560)	(293,572)	(121,610)	(1,303,223)	(661,520)
Contract Maintenance Charge	(11,813)	(11,757)	(9,086)	(8,747)	(40,470)	(44,583)
Transfers among the sub-accounts and with the
Fixed Account - net	166,115	(123,479)	8,871	22,785	59,293	(80,640)
Increase (decrease) in net assets from contract
transactions	(485,818)	(440,296)	(293,787)	(107,572)	(1,278,060)	(792,939)

INCREASE (DECREASE) IN NET ASSETS	(78,432)	(275,057)	17,070	(3,988)	(394,118)	(452,153)
NET ASSETS AT BEGINNING OF PERIOD	4,093,676	4,368,733	2,193,459	2,197,447	7,341,448	7,793,601
NET ASSETS AT END OF PERIOD	$4,015,244	$4,093,676	$2,210,529	$2,193,459	$6,947,330	$7,341,448

UNITS OUTSTANDING
Units outstanding at beginning of period	376,458	418,877	159,319	168,012	547,239	607,567
Units issued	27,151	55,735	5,092	14,231	9,926	14,394
Units redeemed	(68,383)	(98,154)	(25,045)	(22,924)	(103,030)	(74,722)
Units outstanding at end of period	335,226	376,458	139,366	159,319	454,135	547,239

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock Global Strategies		AST BlackRock iShares ETF*		AST BlackRock Low Duration Bond
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(595)	$(292)	$(279)	$—	$(1,259)	$(1,090)
Net realized gains (losses)	5,573	46	1,561	—	(129)	(44)
Change in unrealized gains (losses)	(2,583)	1,238	—	—	1,832	1,495
Increase (decrease) in net assets from operations	2,395	992	1,282	—	444	361

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(291)	(326)
Payments on termination	(17,630)	—	(4,677)	—	(3,608)	—
Contract Maintenance Charge	—	(6)	(26)	—	(28)	(18)
Transfers among the sub-accounts and with the
Fixed Account - net	(270)	—	3,421	—	12,286	—
Increase (decrease) in net assets from contract
transactions	(17,900)	(6)	(1,282)	—	8,359	(344)

INCREASE (DECREASE) IN NET ASSETS	(15,505)	986	—	—	8,803	17
NET ASSETS AT BEGINNING OF PERIOD	19,610	18,624	—	—	89,129	89,112
NET ASSETS AT END OF PERIOD	$4,105	$19,610	$—	$—	$97,932	$89,129

UNITS OUTSTANDING
Units outstanding at beginning of period	1,710	1,711	—	—	7,759	7,788
Units issued	7,766	—	6,944	—	1,102	—
Units redeemed	(9,153)	(1)	(6,944)	—	(337)	(29)
Units outstanding at end of period	323	1,710	—	—	8,524	7,759

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST BlackRock/Loomis Sayles Bond*		AST Bond Portfolio 2018		AST Bond Portfolio 2019
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(989)	$(1,113)	$(5,538)	$(6,582)	$(5,961)	$(6,084)
Net realized gains (losses)	737	988	8,645	2,347	(203)	(199)
Change in unrealized gains (losses)	2,565	2,733	(6,080)	4,568	2,604	4,843
Increase (decrease) in net assets from operations	2,313	2,608	(2,973)	333	(3,560)	(1,440)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(629)	(698)	—	—	—	—
Payments on termination	(5,492)	(1,931)	(64,580)	(10,954)	—	—
Contract Maintenance Charge	(26)	(34)	(210)	(280)	(35)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	728	(6,193)	—	—	1	—
Increase (decrease) in net assets from contract
transactions	(5,419)	(8,856)	(64,790)	(11,234)	(34)	(35)

INCREASE (DECREASE) IN NET ASSETS	(3,106)	(6,248)	(67,763)	(10,901)	(3,594)	(1,475)
NET ASSETS AT BEGINNING OF PERIOD	78,699	84,947	417,175	428,076	316,225	317,700
NET ASSETS AT END OF PERIOD	$75,593	$78,699	$349,412	$417,175	$312,631	$316,225

UNITS OUTSTANDING
Units outstanding at beginning of period	5,758	6,402	30,311	31,122	23,464	23,466
Units issued	141	129	—	—	—	—
Units redeemed	(534)	(773)	(4,696)	(811)	(3)	(2)
Units outstanding at end of period	5,365	5,758	25,615	30,311	23,461	23,464

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2022		AST Bond Portfolio 2023		AST Bond Portfolio 2024
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,120)	$(2,786)	$(850)	$(878)	$(851)	$(1,245)
Net realized gains (losses)	18,636	360	130	148	2,971	162
Change in unrealized gains (losses)	(15,579)	2,393	831	962	(1,990)	1,404
Increase (decrease) in net assets from operations	937	(33)	111	232	130	321

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(147,790)	—	—	—	(30,000)	—
Contract Maintenance Charge	—	—	(70)	(70)	(35)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	1	—	—	(1)	—
Increase (decrease) in net assets from contract
transactions	(147,791)	1	(70)	(70)	(30,036)	(35)

INCREASE (DECREASE) IN NET ASSETS	(146,854)	(32)	41	162	(29,906)	286
NET ASSETS AT BEGINNING OF PERIOD	146,854	146,886	56,707	56,545	79,996	79,710
NET ASSETS AT END OF PERIOD	$—	$146,854	$56,748	$56,707	$50,090	$79,996

UNITS OUTSTANDING
Units outstanding at beginning of period	12,219	12,219	5,450	5,457	7,935	7,939
Units issued	—	—	—	—	—	—
Units redeemed	(12,219)	—	(6)	(7)	(2,975)	(4)
Units outstanding at end of period	—	12,219	5,444	5,450	4,960	7,935

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Bond Portfolio 2025		AST Bond Portfolio 2026		AST Bond Portfolio 2027
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$—	$(9,713)	$(11,672)	$(4,020)	$(3,608)	$(1,485)
Net realized gains (losses)	—	104,594	(8,846)	(527)	(8,873)	(3,402)
Change in unrealized gains (losses)	—	(18,816)	32,782	(37,209)	19,347	(19,715)
Increase (decrease) in net assets from operations	—	76,065	12,264	(41,756)	6,866	(24,602)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	(75,652)	(21,437)	(228,718)	(171,614)	(4,172)
Contract Maintenance Charge	—	(142)	(276)	(171)	(107)	—
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1,069,620)	(134,917)	957,637	(58,323)	361,320
Increase (decrease) in net assets from contract
transactions	—	(1,145,414)	(156,630)	728,748	(230,044)	357,148

INCREASE (DECREASE) IN NET ASSETS	—	(1,069,349)	(144,366)	686,992	(223,178)	332,546
NET ASSETS AT BEGINNING OF PERIOD	—	1,069,349	794,438	107,446	332,546	—
NET ASSETS AT END OF PERIOD	$—	$—	$650,072	$794,438	$109,368	$332,546

UNITS OUTSTANDING
Units outstanding at beginning of period	—	94,057	79,536	10,807	33,602	—
Units issued	—	—	39,112	111,400	15,007	39,229
Units redeemed	—	(94,057)	(53,976)	(42,671)	(37,622)	(5,627)
Units outstanding at end of period	—	—	64,672	79,536	10,987	33,602

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Capital Growth Asset Allocation		AST Cohen & Steers Realty		AST Defensive Asset Allocation*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(79,369)	$(78,446)	$(158)	$(268)	$(1,590)	$(12,712)
Net realized gains (losses)	389,553	438,760	115	6,412	5,943	23,684
Change in unrealized gains (losses)	366,908	(129,707)	476	(5,274)	—	5,308
Increase (decrease) in net assets from operations	677,092	230,607	433	870	4,353	16,280

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,140	240	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(736,414)	(1,049,042)	(224)	(19,964)	—	—
Contract Maintenance Charge	(12,961)	(17,429)	(14)	(14)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	641,414	263,377	175	(1,532)	(354,408)	(339,685)
Increase (decrease) in net assets from contract
transactions	(103,821)	(802,854)	(63)	(21,510)	(354,408)	(339,685)

INCREASE (DECREASE) IN NET ASSETS	573,271	(572,247)	370	(20,640)	(350,055)	(323,405)
NET ASSETS AT BEGINNING OF PERIOD	4,411,379	4,983,626	9,750	30,390	350,055	673,460
NET ASSETS AT END OF PERIOD	$4,984,650	$4,411,379	$10,120	$9,750	$—	$350,055

UNITS OUTSTANDING
Units outstanding at beginning of period	341,624	403,333	598	1,871	35,122	69,205
Units issued	89,630	66,821	26	32	—	35,122
Units redeemed	(97,313)	(128,530)	(30)	(1,305)	(35,122)	(69,205)
Units outstanding at end of period	333,941	341,624	594	598	—	35,122

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST FI Pyramis® Quantitative		AST Global Real Estate		AST Goldman Sachs Large-Cap Value*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,628)	$(23,649)	$(32)	$(36)	$(1,261)	$(1,215)
Net realized gains (losses)	112,984	73,896	139	209	1,005	516
Change in unrealized gains (losses)	106,349	(18,843)	69	(183)	6,250	7,751
Increase (decrease) in net assets from operations	196,705	31,404	176	(10)	5,994	7,052

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	(890)	(878)
Payments on termination	(227,037)	(193,872)	(261)	(386)	(3,948)	(668)
Contract Maintenance Charge	(5,394)	(5,973)	(13)	(13)	(15)	(20)
Transfers among the sub-accounts and with the
Fixed Account - net	(114,631)	(22,278)	(1)	—	1	(5,522)
Increase (decrease) in net assets from contract
transactions	(347,062)	(222,123)	(275)	(399)	(4,852)	(7,088)

INCREASE (DECREASE) IN NET ASSETS	(150,357)	(190,719)	(99)	(409)	1,142	(36)
NET ASSETS AT BEGINNING OF PERIOD	1,448,740	1,639,459	2,187	2,596	77,757	77,793
NET ASSETS AT END OF PERIOD	$1,298,383	$1,448,740	$2,088	$2,187	$78,899	$77,757

UNITS OUTSTANDING
Units outstanding at beginning of period	126,896	147,240	173	203	6,082	6,667
Units issued	13,441	25,067	—	—	—	—
Units redeemed	(41,977)	(45,411)	(22)	(30)	(357)	(585)
Units outstanding at end of period	98,360	126,896	151	173	5,725	6,082

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Goldman Sachs Mid-Cap Growth		AST Goldman Sachs Multi-Asset*		AST Goldman Sachs Small-Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,384)	$(1,302)	$(6,378)	$(5,310)	$(91)	$(96)
Net realized gains (losses)	767	2,581	9,795	34,804	3,915	91
Change in unrealized gains (losses)	26,217	(694)	37,258	(14,623)	(3,485)	1,621
Increase (decrease) in net assets from operations	25,600	585	40,675	14,871	339	1,616

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(491)	(487)	—	—	—	—
Payments on termination	(929)	(978)	(2,904)	(192,937)	(6,515)	(119)
Contract Maintenance Charge	(18)	(23)	(834)	(1,345)	(15)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	724	(7,980)	(99,846)	184,996	(4)	(3)
Increase (decrease) in net assets from contract
transactions	(714)	(9,468)	(103,584)	(9,286)	(6,534)	(135)

INCREASE (DECREASE) IN NET ASSETS	24,886	(8,883)	(62,909)	5,585	(6,195)	1,481
NET ASSETS AT BEGINNING OF PERIOD	100,358	109,241	457,320	451,735	8,786	7,305
NET ASSETS AT END OF PERIOD	$125,244	$100,358	$394,411	$457,320	$2,591	$8,786

UNITS OUTSTANDING
Units outstanding at beginning of period	5,863	6,419	38,058	38,268	386	394
Units issued	105	118	14,231	20,119	—	—
Units redeemed	(139)	(674)	(23,069)	(20,329)	(280)	(8)
Units outstanding at end of period	5,829	5,863	29,220	38,058	106	386

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Government Money Market		AST High Yield		AST Hotchkis & Wiley Large-Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,490)	$(7,199)	$(313)	$(421)	$(12)	$(11)
Net realized gains (losses)	—	—	489	3,565	4	2
Change in unrealized gains (losses)	—	—	1,541	1,830	204	180
Increase (decrease) in net assets from operations	(5,490)	(7,199)	1,717	4,974	196	171

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4	138	—	—	—	—
Benefit payments	(314,728)	(605,705)	(382)	(387)	—	—
Payments on termination	(572)	(5,450)	(804)	(24,100)	—	—
Contract Maintenance Charge	(41)	(46)	(20)	(23)	(2)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	226,058	686,829	(505)	339	—	—
Increase (decrease) in net assets from contract
transactions	(89,279)	75,766	(1,711)	(24,171)	(2)	(2)

INCREASE (DECREASE) IN NET ASSETS	(94,769)	68,567	6	(19,197)	194	169
NET ASSETS AT BEGINNING OF PERIOD	458,259	389,692	27,938	47,135	1,083	914
NET ASSETS AT END OF PERIOD	$363,490	$458,259	$27,944	$27,938	$1,277	$1,083

UNITS OUTSTANDING
Units outstanding at beginning of period	51,054	43,020	1,777	3,433	80	81
Units issued	33,339	86,430	—	25	—	—
Units redeemed	(43,522)	(78,396)	(105)	(1,681)	—	(1)
Units outstanding at end of period	40,871	51,054	1,672	1,777	80	80

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST International Growth		AST International Value		AST Investment Grade Bond
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(545)	$(527)	$(649)	$(671)	$(30,982)	$(46,584)
Net realized gains (losses)	1,189	297	1,071	(416)	69,761	187,963
Change in unrealized gains (losses)	12,126	(1,919)	9,754	648	25,522	(2,314)
Increase (decrease) in net assets from operations	12,770	(2,149)	10,176	(439)	64,301	139,065

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(4,817)	(1,469)	(12,636)	(821)	(142,140)	(360,778)
Contract Maintenance Charge	(26)	(26)	(19)	(23)	(18,581)	(27,012)
Transfers among the sub-accounts and with the
Fixed Account - net	1,238	(854)	—	(4,060)	(1,059,767)	(220,432)
Increase (decrease) in net assets from contract
transactions	(3,605)	(2,349)	(12,655)	(4,904)	(1,220,488)	(608,222)

INCREASE (DECREASE) IN NET ASSETS	9,165	(4,498)	(2,479)	(5,343)	(1,156,187)	(469,157)
NET ASSETS AT BEGINNING OF PERIOD	39,844	44,342	50,939	56,282	2,682,153	3,151,310
NET ASSETS AT END OF PERIOD	$49,009	$39,844	$48,460	$50,939	$1,525,966	$2,682,153

UNITS OUTSTANDING
Units outstanding at beginning of period	4,446	4,706	5,804	6,381	169,581	204,910
Units issued	439	415	—	—	7,697	180,023
Units redeemed	(797)	(675)	(1,247)	(577)	(83,401)	(215,352)
Units outstanding at end of period	4,088	4,446	4,557	5,804	93,877	169,581

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST J.P. Morgan Global Thematic		AST J.P. Morgan International Equity		AST J.P. Morgan Strategic Opportunities
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,280)	$(1,378)	$(917)	$(720)	$(41,625)	$(39,882)
Net realized gains (losses)	4,759	5,515	246	65	65,985	120,884
Change in unrealized gains (losses)	16,593	(327)	14,770	819	225,977	(36,647)
Increase (decrease) in net assets from operations	19,072	3,810	14,099	164	250,337	44,355

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,835	860
Benefit payments	—	—	—	—	—	—
Payments on termination	(9,838)	(14,355)	(296)	—	(126,323)	(191,956)
Contract Maintenance Charge	(645)	(655)	(4)	(4)	(10,585)	(11,011)
Transfers among the sub-accounts and with the
Fixed Account - net	29,333	2,728	50,000	1	129,920	(31,371)
Increase (decrease) in net assets from contract
transactions	18,850	(12,282)	49,700	(3)	(5,153)	(233,478)

INCREASE (DECREASE) IN NET ASSETS	37,922	(8,472)	63,799	161	245,184	(189,123)
NET ASSETS AT BEGINNING OF PERIOD	112,980	121,452	47,323	47,162	2,431,645	2,620,768
NET ASSETS AT END OF PERIOD	$150,902	$112,980	$111,122	$47,323	$2,676,829	$2,431,645

UNITS OUTSTANDING
Units outstanding at beginning of period	8,323	9,292	5,208	5,208	199,597	219,736
Units issued	15,478	881	4,594	—	18,500	25,408
Units redeemed	(14,066)	(1,850)	(27)	—	(18,323)	(45,547)
Units outstanding at end of period	9,735	8,323	9,775	5,208	199,774	199,597

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Loomis Sayles Large-Cap Growth		AST Lord Abbett Core Fixed Income		AST MFS Global Equity
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,579)	$(2,431)	$(606)	$(642)	$(709)	$(724)
Net realized gains (losses)	12,917	9,142	594	597	5,809	3,181
Change in unrealized gains (losses)	40,213	895	1,105	849	7,985	1,288
Increase (decrease) in net assets from operations	50,551	7,606	1,093	804	13,085	3,745

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	(2,342)	(2,235)	(631)	(712)	(974)	(949)
Payments on termination	(22,503)	(5,864)	(2,320)	(2,524)	(12,476)	(257)
Contract Maintenance Charge	(40)	(49)	(24)	(27)	(2)	(5)
Transfers among the sub-accounts and with the
Fixed Account - net	(105)	(12,066)	(1)	—	(1)	(6,725)
Increase (decrease) in net assets from contract
transactions	(24,990)	(20,214)	(2,976)	(3,263)	(13,453)	(7,936)

INCREASE (DECREASE) IN NET ASSETS	25,561	(12,608)	(1,883)	(2,459)	(368)	(4,191)
NET ASSETS AT BEGINNING OF PERIOD	169,709	182,317	51,475	53,934	60,887	65,078
NET ASSETS AT END OF PERIOD	$195,270	$169,709	$49,592	$51,475	$60,519	$60,887

UNITS OUTSTANDING
Units outstanding at beginning of period	10,362	11,597	3,777	4,012	3,973	4,513
Units issued	—	1	—	—	—	—
Units redeemed	(1,252)	(1,236)	(214)	(235)	(751)	(540)
Units outstanding at end of period	9,110	10,362	3,563	3,777	3,222	3,973

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST MFS Growth		AST Neuberger Berman/LSV Mid-Cap Value		AST New Discovery Asset Allocation
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(46)	$(39)	$(337)	$(345)	$(3,768)	$(3,539)
Net realized gains (losses)	319	24	2,334	783	1,637	437
Change in unrealized gains (losses)	724	40	949	3,596	26,228	6,964
Increase (decrease) in net assets from operations	997	25	2,946	4,034	24,097	3,862

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(472)	—	(6,037)	(341)	(8,695)	(4,318)
Contract Maintenance Charge	(9)	(10)	(27)	(29)	(3)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	—	2	757	(480)	3,376	1,130
Increase (decrease) in net assets from contract
transactions	(481)	(8)	(5,307)	(850)	(5,322)	(3,190)

INCREASE (DECREASE) IN NET ASSETS	516	17	(2,361)	3,184	18,775	672
NET ASSETS AT BEGINNING OF PERIOD	3,525	3,508	27,263	24,079	172,720	172,048
NET ASSETS AT END OF PERIOD	$4,041	$3,525	$24,902	$27,263	$191,495	$172,720

UNITS OUTSTANDING
Units outstanding at beginning of period	215	215	1,479	1,524	14,151	14,400
Units issued	—	—	109	125	632	771
Units redeemed	(25)	—	(386)	(170)	(1,040)	(1,020)
Units outstanding at end of period	190	215	1,202	1,479	13,743	14,151

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Parametric Emerging Markets Equity		AST Preservation Asset Allocation*		AST Prudential Growth Allocation*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(155)	$(163)	$(94,614)	$(92,689)	$(188,468)	$(158,760)
Net realized gains (losses)	2,483	(136)	256,896	217,824	228,855	365,315
Change in unrealized gains (losses)	460	1,493	347,597	115,314	1,608,586	596,701
Increase (decrease) in net assets from operations	2,788	1,194	509,879	240,449	1,648,973	803,256

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	650	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(9,223)	(276)	(294,863)	(376,949)	(493,806)	(445,420)
Contract Maintenance Charge	(33)	(30)	(25,824)	(25,686)	(71,652)	(61,687)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(1)	182,846	(111,062)	1,912,913	(116,102)
Increase (decrease) in net assets from contract
transactions	(9,257)	(307)	(137,841)	(513,697)	1,348,105	(623,209)

INCREASE (DECREASE) IN NET ASSETS	(6,469)	887	372,038	(273,248)	2,997,078	180,047
NET ASSETS AT BEGINNING OF PERIOD	12,462	11,575	5,846,940	6,120,188	10,654,839	10,474,792
NET ASSETS AT END OF PERIOD	$5,993	$12,462	$6,218,978	$5,846,940	$13,651,917	$10,654,839

UNITS OUTSTANDING
Units outstanding at beginning of period	1,454	1,498	438,782	477,598	879,480	936,726
Units issued	—	—	141,526	31,735	171,493	159,411
Units redeemed	(878)	(44)	(149,766)	(70,551)	(66,223)	(216,657)
Units outstanding at end of period	576	1,454	430,542	438,782	984,750	879,480

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST QMA US Equity Alpha		AST RCM World Trends		AST Schroders Global Tactical*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(609)	$(628)	$(23,296)	$(22,239)	$(5,072)	$(15,394)
Net realized gains (losses)	2,203	5,530	35,487	45,122	248,980	9,319
Change in unrealized gains (losses)	8,820	1,817	165,992	12,677	(199,822)	60,367
Increase (decrease) in net assets from operations	10,414	6,719	178,183	35,560	44,086	54,292

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	5,850	5,850
Benefit payments	(1,156)	(1,099)	—	—	—	—
Payments on termination	(2,085)	(294)	(93,119)	(68,736)	(86,655)	(60,963)
Contract Maintenance Charge	(10)	(14)	(3,808)	(3,828)	(1,654)	(4,760)
Transfers among the sub-accounts and with the
Fixed Account - net	1,992	(8,939)	42,493	(32,312)	(1,057,588)	4,595
Increase (decrease) in net assets from contract
transactions	(1,259)	(10,346)	(54,434)	(104,876)	(1,140,047)	(55,278)

INCREASE (DECREASE) IN NET ASSETS	9,155	(3,627)	123,749	(69,316)	(1,095,961)	(986)
NET ASSETS AT BEGINNING OF PERIOD	50,535	54,162	1,279,922	1,349,238	1,095,961	1,096,947
NET ASSETS AT END OF PERIOD	$59,690	$50,535	$1,403,671	$1,279,922	$—	$1,095,961

UNITS OUTSTANDING
Units outstanding at beginning of period	2,946	3,605	108,183	117,201	84,572	89,119
Units issued	233	153	12,402	6,173	1,799	5,564
Units redeemed	(294)	(812)	(16,629)	(15,191)	(86,371)	(10,111)
Units outstanding at end of period	2,885	2,946	103,956	108,183	—	84,572

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Small-Cap Growth		AST Small-Cap Growth Opportunities		AST Small-Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9)	$(11)	$(264)	$(267)	$(420)	$(394)
Net realized gains (losses)	32	92	869	1,403	1,856	714
Change in unrealized gains (losses)	109	14	4,506	142	402	7,531
Increase (decrease) in net assets from operations	132	95	5,111	1,278	1,838	7,851

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	(535)	(488)	—	—
Payments on termination	—	—	(939)	(780)	(4,335)	(340)
Contract Maintenance Charge	(2)	(2)	(13)	(15)	(10)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	416	(312)	699	(4,058)	310	(200)
Increase (decrease) in net assets from contract
transactions	414	(314)	(788)	(5,341)	(4,035)	(552)

INCREASE (DECREASE) IN NET ASSETS	546	(219)	4,323	(4,063)	(2,197)	7,299
NET ASSETS AT BEGINNING OF PERIOD	297	516	19,698	23,761	35,810	28,511
NET ASSETS AT END OF PERIOD	$843	$297	$24,021	$19,698	$33,613	$35,810

UNITS OUTSTANDING
Units outstanding at beginning of period	16	32	1,296	1,669	1,900	1,930
Units issued	59	54	123	149	46	69
Units redeemed	(37)	(70)	(165)	(522)	(267)	(99)
Units outstanding at end of period	38	16	1,254	1,296	1,679	1,900

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST Templeton Global Bond		AST T. Rowe Price Asset Allocation		AST T. Rowe Price Large-Cap Growth
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(462)	$(569)	$(72,019)	$(72,057)	$(206)	$(224)
Net realized gains (losses)	46	(604)	212,255	327,690	13,517	269
Change in unrealized gains (losses)	1,043	2,233	406,495	(27,728)	(7,519)	284
Increase (decrease) in net assets from operations	627	1,060	546,731	227,905	5,792	329

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	375	1,500	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(18,922)	(1,307)	(365,668)	(520,102)	(19,325)	—
Contract Maintenance Charge	(14)	(19)	(13,024)	(13,953)	(7)	(7)
Transfers among the sub-accounts and with the
Fixed Account - net	167	(4,396)	182,160	(357,977)	539	(357)
Increase (decrease) in net assets from contract
transactions	(18,769)	(5,722)	(196,157)	(890,532)	(18,793)	(364)

INCREASE (DECREASE) IN NET ASSETS	(18,142)	(4,662)	350,574	(662,627)	(13,001)	(35)
NET ASSETS AT BEGINNING OF PERIOD	40,970	45,632	4,048,551	4,711,178	19,738	19,773
NET ASSETS AT END OF PERIOD	$22,828	$40,970	$4,399,125	$4,048,551	$6,737	$19,738

UNITS OUTSTANDING
Units outstanding at beginning of period	3,549	4,078	291,441	359,399	1,011	1,029
Units issued	37	49	33,683	39,521	67	62
Units redeemed	(1,605)	(578)	(45,561)	(107,479)	(823)	(80)
Units outstanding at end of period	1,981	3,549	279,563	291,441	255	1,011

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		Advanced Series Trust
	Sub-Account		Sub-Account		Sub-Account
	AST T. Rowe Price Large-Cap Value*		AST T. Rowe Price Natural Resources		AST WEDGE Capital Mid-Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(238)	$(220)	$(584)	$(952)	$(566)	$(582)
Net realized gains (losses)	214	50	—	(4,221)	6,182	4,355
Change in unrealized gains (losses)	2,465	916	4,269	19,666	280	880
Increase (decrease) in net assets from operations	2,441	746	3,685	14,493	5,896	4,653

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	(801)	(437)	(3,460)	(34,994)	(8,770)	(285)
Contract Maintenance Charge	(12)	(13)	(26)	(30)	—	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	309	(100)	707	(190)	—	(7,568)
Increase (decrease) in net assets from contract
transactions	(504)	(550)	(2,779)	(35,214)	(8,770)	(7,857)

INCREASE (DECREASE) IN NET ASSETS	1,937	196	906	(20,721)	(2,874)	(3,204)
NET ASSETS AT BEGINNING OF PERIOD	16,387	16,191	44,110	64,831	38,767	41,971
NET ASSETS AT END OF PERIOD	$18,324	$16,387	$45,016	$44,110	$35,893	$38,767

UNITS OUTSTANDING
Units outstanding at beginning of period	1,472	1,521	5,074	9,202	2,296	2,796
Units issued	74	105	204	636	—	—
Units redeemed	(113)	(154)	(522)	(4,764)	(463)	(500)
Units outstanding at end of period	1,433	1,472	4,756	5,074	1,833	2,296

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Advanced Series Trust		Advanced Series Trust		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	AST Wellington Management Hedged Equity		AST Western Asset Core Plus Bond		Invesco V.I. American Franchise
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,688)	$(3,735)	$(120)	$(122)	$(1,057,348)	$(1,050,812)
Net realized gains (losses)	10,636	9,455	122	97	10,502,646	9,658,478
Change in unrealized gains (losses)	19,217	5,646	614	524	7,490,040	(8,254,875)
Increase (decrease) in net assets from operations	26,165	11,366	616	499	16,935,338	352,791

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	50,762	42,745
Benefit payments	—	—	(679)	(741)	(2,321,720)	(2,135,753)
Payments on termination	(33,732)	(10,459)	—	—	(5,760,759)	(4,695,301)
Contract Maintenance Charge	(372)	(341)	—	—	(42,124)	(44,837)
Transfers among the sub-accounts and with the
Fixed Account - net	30,986	(13,548)	—	—	(1,942,457)	(1,513,668)
Increase (decrease) in net assets from contract
transactions	(3,118)	(24,348)	(679)	(741)	(10,016,298)	(8,346,814)

INCREASE (DECREASE) IN NET ASSETS	23,047	(12,982)	(63)	(242)	6,919,040	(7,994,023)
NET ASSETS AT BEGINNING OF PERIOD	215,263	228,245	11,988	12,230	69,718,581	77,712,604
NET ASSETS AT END OF PERIOD	$238,310	$215,263	$11,925	$11,988	$76,637,621	$69,718,581

UNITS OUTSTANDING
Units outstanding at beginning of period	19,544	21,710	895	951	4,453,672	5,003,762
Units issued	6,208	5,529	—	—	102,934	180,555
Units redeemed	(6,371)	(7,695)	(49)	(56)	(641,660)	(730,645)
Units outstanding at end of period	19,381	19,544	846	895	3,914,946	4,453,672

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value		Invesco V.I. Comstock		Invesco V.I. Core Equity
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(288,949)	$(435,542)	$154,492	$16,327	$(264,751)	$(453,187)
Net realized gains (losses)	1,138,712	2,198,340	2,335,148	2,918,417	6,068,639	6,873,865
Change in unrealized gains (losses)	1,652,937	2,388,417	912,853	212,514	1,305,267	(881,344)
Increase (decrease) in net assets from operations	2,502,700	4,151,215	3,402,493	3,147,258	7,109,155	5,539,334

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,340	26,178	1,338	1,513	21,250	48,529
Benefit payments	(997,039)	(1,503,938)	(925,873)	(940,979)	(2,944,026)	(2,073,435)
Payments on termination	(2,734,875)	(2,314,303)	(1,944,993)	(1,968,602)	(4,743,268)	(4,805,286)
Contract Maintenance Charge	(25,306)	(29,296)	(9,100)	(9,937)	(32,909)	(37,305)
Transfers among the sub-accounts and with the
Fixed Account - net	(225,414)	(968,276)	(93,502)	(705,583)	(1,480,230)	(1,544,799)
Increase (decrease) in net assets from contract
transactions	(3,977,294)	(4,789,635)	(2,972,130)	(3,623,588)	(9,179,183)	(8,412,296)

INCREASE (DECREASE) IN NET ASSETS	(1,474,594)	(638,420)	430,363	(476,330)	(2,070,028)	(2,872,962)
NET ASSETS AT BEGINNING OF PERIOD	33,850,566	34,488,986	23,183,778	23,660,108	65,415,243	68,288,205
NET ASSETS AT END OF PERIOD	$32,375,972	$33,850,566	$23,614,141	$23,183,778	$63,345,215	$65,415,243

UNITS OUTSTANDING
Units outstanding at beginning of period	1,422,236	1,643,489	1,038,320	1,224,354	3,186,361	3,613,133
Units issued	36,944	45,352	55,130	46,394	51,530	94,533
Units redeemed	(200,189)	(266,605)	(182,807)	(232,428)	(474,782)	(521,305)
Units outstanding at end of period	1,258,991	1,422,236	910,643	1,038,320	2,763,109	3,186,361

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Core Plus Bond		Invesco V.I. Diversified Dividend		Invesco V.I. Equity and Income
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$122,530	$175,631	$303,680	$(170,586)	$49,794	$104,413
Net realized gains (losses)	(108,482)	(127,158)	14,832,901	8,709,523	995,602	898,197
Change in unrealized gains (losses)	288,260	282,422	(6,180,546)	8,158,536	1,023,117	1,860,862
Increase (decrease) in net assets from operations	302,308	330,895	8,956,035	16,697,473	2,068,513	2,863,472

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	190	150	47,488	21,491	268	1,352
Benefit payments	(149,460)	(324,660)	(6,149,913)	(5,808,246)	(1,025,446)	(735,398)
Payments on termination	(461,497)	(337,049)	(9,716,646)	(8,331,786)	(1,907,739)	(1,311,583)
Contract Maintenance Charge	(1,993)	(2,216)	(54,607)	(61,105)	(8,745)	(9,531)
Transfers among the sub-accounts and with the
Fixed Account - net	11,459	154,446	(1,902,442)	(827,804)	188,728	94,463
Increase (decrease) in net assets from contract
transactions	(601,301)	(509,329)	(17,776,120)	(15,007,450)	(2,752,934)	(1,960,697)

INCREASE (DECREASE) IN NET ASSETS	(298,993)	(178,434)	(8,820,085)	1,690,023	(684,421)	902,775
NET ASSETS AT BEGINNING OF PERIOD	6,380,860	6,559,294	136,355,860	134,665,837	23,418,674	22,515,899
NET ASSETS AT END OF PERIOD	$6,081,867	$6,380,860	$127,535,775	$136,355,860	$22,734,253	$23,418,674

UNITS OUTSTANDING
Units outstanding at beginning of period	424,467	459,051	2,662,332	2,962,919	1,180,287	1,281,327
Units issued	25,708	30,228	31,681	90,872	47,389	70,358
Units redeemed	(63,379)	(64,812)	(385,251)	(391,459)	(182,781)	(171,398)
Units outstanding at end of period	386,796	424,467	2,308,762	2,662,332	1,044,895	1,180,287

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Global Core Equity		Invesco V.I. Government Money Market		Invesco V.I. Government Securities
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(75,856)	$(105,024)	$(30,954)	$(57,700)	$44,743	$42,524
Net realized gains (losses)	671,837	91,616	—	—	(47,609)	(34,434)
Change in unrealized gains (losses)	4,418,307	1,343,625	—	—	40,388	(12,844)
Increase (decrease) in net assets from operations	5,014,288	1,330,217	(30,954)	(57,700)	37,522	(4,754)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,816	2,657	—	—	—	—
Benefit payments	(1,559,439)	(1,235,582)	(151,530)	(457,351)	(310,606)	(340,175)
Payments on termination	(1,980,098)	(1,737,341)	(1,448,671)	(841,218)	(355,845)	(450,251)
Contract Maintenance Charge	(11,667)	(13,271)	(2,666)	(3,134)	(3,148)	(3,330)
Transfers among the sub-accounts and with the
Fixed Account - net	(460,135)	(439,410)	1,100,644	266,148	45,198	156,875
Increase (decrease) in net assets from contract
transactions	(4,009,523)	(3,422,947)	(502,223)	(1,035,555)	(624,401)	(636,881)

INCREASE (DECREASE) IN NET ASSETS	1,004,765	(2,092,730)	(533,177)	(1,093,255)	(586,879)	(641,635)
NET ASSETS AT BEGINNING OF PERIOD	25,766,950	27,859,680	3,850,635	4,943,890	7,013,342	7,654,977
NET ASSETS AT END OF PERIOD	$26,771,715	$25,766,950	$3,317,458	$3,850,635	$6,426,463	$7,013,342

UNITS OUTSTANDING
Units outstanding at beginning of period	1,145,543	1,303,077	351,454	446,504	432,738	472,581
Units issued	11,422	30,958	111,661	55,387	20,756	25,506
Units redeemed	(174,762)	(188,492)	(159,333)	(150,437)	(58,490)	(65,349)
Units outstanding at end of period	982,203	1,145,543	303,782	351,454	395,004	432,738

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. High Yield		Invesco V.I. International Growth		Invesco V.I. Managed Volatility
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$297,701	$324,487	$3,594	$(7,298)	$(5,043)	$22,966
Net realized gains (losses)	(41,132)	(156,549)	773,375	744,971	(78,702)	(82,037)
Change in unrealized gains (losses)	305,224	944,030	2,327,722	(1,043,889)	567,446	496,012
Increase (decrease) in net assets from operations	561,793	1,111,968	3,104,691	(306,216)	483,701	436,941

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,955	2,580	724	9,741	7,928	—
Benefit payments	(429,616)	(422,781)	(380,788)	(246,267)	(104,412)	(84,582)
Payments on termination	(798,864)	(819,465)	(949,952)	(1,186,143)	(247,952)	(486,607)
Contract Maintenance Charge	(5,923)	(6,663)	(6,745)	(7,727)	(2,014)	(2,266)
Transfers among the sub-accounts and with the
Fixed Account - net	(54,427)	(48,429)	(269,060)	(463,755)	398,427	(263,919)
Increase (decrease) in net assets from contract
transactions	(1,286,875)	(1,294,758)	(1,605,821)	(1,894,151)	51,977	(837,374)

INCREASE (DECREASE) IN NET ASSETS	(725,082)	(182,790)	1,498,870	(2,200,367)	535,678	(400,433)
NET ASSETS AT BEGINNING OF PERIOD	12,014,375	12,197,165	15,291,985	17,492,352	5,269,435	5,669,868
NET ASSETS AT END OF PERIOD	$11,289,293	$12,014,375	$16,790,855	$15,291,985	$5,805,113	$5,269,435

UNITS OUTSTANDING
Units outstanding at beginning of period	659,375	728,405	791,467	886,317	200,174	234,677
Units issued	51,210	35,967	15,678	22,263	25,751	3,940
Units redeemed	(116,974)	(104,997)	(85,852)	(117,113)	(22,684)	(38,443)
Units outstanding at end of period	593,611	659,375	721,293	791,467	203,241	200,174

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Core Equity		Invesco V.I. Mid Cap Growth		Invesco V.I. S&P 500 Index
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(85,167)	$(122,907)	$(88,029)	$(88,207)	$45,022	$74,370
Net realized gains (losses)	302,576	614,908	565,330	890,184	3,755,540	3,587,183
Change in unrealized gains (losses)	912,781	496,094	698,142	(912,336)	2,180,596	(739,151)
Increase (decrease) in net assets from operations	1,130,190	988,095	1,175,443	(110,359)	5,981,158	2,922,402

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	192	228	180	180	350,750	35,450
Benefit payments	(306,509)	(201,961)	(193,100)	(456,752)	(1,924,524)	(1,343,693)
Payments on termination	(319,705)	(678,410)	(214,430)	(642,263)	(1,415,408)	(2,022,767)
Contract Maintenance Charge	(2,534)	(2,829)	(2,166)	(2,397)	(11,313)	(12,227)
Transfers among the sub-accounts and with the
Fixed Account - net	(155,664)	(393,898)	(278,576)	(344,145)	433,478	(252,328)
Increase (decrease) in net assets from contract
transactions	(784,220)	(1,276,870)	(688,092)	(1,445,377)	(2,567,017)	(3,595,565)

INCREASE (DECREASE) IN NET ASSETS	345,970	(288,775)	487,351	(1,555,736)	3,414,141	(673,163)
NET ASSETS AT BEGINNING OF PERIOD	8,876,809	9,165,584	5,925,058	7,480,794	31,797,693	32,470,856
NET ASSETS AT END OF PERIOD	$9,222,779	$8,876,809	$6,412,409	$5,925,058	$35,211,834	$31,797,693

UNITS OUTSTANDING
Units outstanding at beginning of period	394,539	454,241	258,655	321,363	1,608,072	1,802,888
Units issued	7,828	6,288	4,489	14,426	102,391	94,187
Units redeemed	(40,373)	(65,990)	(31,608)	(77,134)	(219,596)	(289,003)
Units outstanding at end of period	361,994	394,539	231,536	258,655	1,490,867	1,608,072

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Technology		Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(38,220)	$(33,951)	$(63,105)	$(55,511)	$(345,614)	$(332,005)
Net realized gains (losses)	254,335	166,546	(39,736)	1,579,057	3,450,137	3,124,170
Change in unrealized gains (losses)	540,973	(199,915)	1,028,838	(645,735)	1,221,910	(2,802,614)
Increase (decrease) in net assets from operations	757,088	(67,320)	925,997	877,811	4,326,433	(10,449)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,200	1,200	168	168	2,238	9,747
Benefit payments	(125,615)	(62,046)	(219,303)	(167,212)	(461,585)	(447,793)
Payments on termination	(148,336)	(101,064)	(174,849)	(294,835)	(2,042,836)	(1,368,982)
Contract Maintenance Charge	(1,334)	(1,306)	(2,428)	(2,487)	(36,161)	(43,085)
Transfers among the sub-accounts and with the
Fixed Account - net	14,244	(118,458)	(76,468)	(210,014)	(629,692)	(225,241)
Increase (decrease) in net assets from contract
transactions	(259,841)	(281,674)	(472,880)	(674,380)	(3,168,036)	(2,075,354)

INCREASE (DECREASE) IN NET ASSETS	497,247	(348,994)	453,117	203,431	1,158,397	(2,085,803)
NET ASSETS AT BEGINNING OF PERIOD	2,365,631	2,714,625	6,094,652	5,891,221	18,504,854	20,590,657
NET ASSETS AT END OF PERIOD	$2,862,878	$2,365,631	$6,547,769	$6,094,652	$19,663,251	$18,504,854

UNITS OUTSTANDING
Units outstanding at beginning of period	125,885	141,418	361,926	408,122	1,092,199	1,216,178
Units issued	3,131	1,447	8,112	6,773	30,926	41,152
Units redeemed	(14,589)	(16,980)	(33,884)	(52,969)	(185,664)	(165,131)
Units outstanding at end of period	114,427	125,885	336,154	361,926	937,461	1,092,199

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Value II		Invesco V.I. Comstock II		Invesco V.I. Core Equity II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(210,695)	$(314,435)	$124,154	$(315,365)	$(12,536)	$(17,379)
Net realized gains (losses)	822,524	1,331,349	8,009,381	9,466,142	145,570	173,910
Change in unrealized gains (losses)	785,352	1,488,956	2,519,258	1,077,015	(53)	(52,803)
Increase (decrease) in net assets from operations	1,397,181	2,505,870	10,652,793	10,227,792	132,981	103,728

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,060	6,955	32,811	10,126	—	—
Benefit payments	(1,010,586)	(620,789)	(2,184,693)	(2,300,291)	(83,584)	(32,503)
Payments on termination	(2,508,592)	(2,160,847)	(8,290,681)	(6,440,217)	(127,076)	(84,462)
Contract Maintenance Charge	(48,635)	(71,434)	(112,452)	(166,622)	(2,323)	(3,512)
Transfers among the sub-accounts and with the
Fixed Account - net	(200,278)	(557,353)	(2,061,735)	(1,987,205)	(129,847)	(85,082)
Increase (decrease) in net assets from contract
transactions	(3,762,031)	(3,403,468)	(12,616,750)	(10,884,209)	(342,830)	(205,559)

INCREASE (DECREASE) IN NET ASSETS	(2,364,850)	(897,598)	(1,963,957)	(656,417)	(209,849)	(101,831)
NET ASSETS AT BEGINNING OF PERIOD	20,560,292	21,457,890	77,191,044	77,847,461	1,389,168	1,490,999
NET ASSETS AT END OF PERIOD	$18,195,442	$20,560,292	$75,227,087	$77,191,044	$1,179,319	$1,389,168

UNITS OUTSTANDING
Units outstanding at beginning of period	696,592	824,068	3,478,924	4,022,046	85,386	99,530
Units issued	25,221	38,223	61,258	85,703	638	9,566
Units redeemed	(151,809)	(165,699)	(600,481)	(628,825)	(19,598)	(23,710)
Units outstanding at end of period	570,004	696,592	2,939,701	3,478,924	66,426	85,386

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Core Plus Bond II		Invesco V.I. Diversified Dividend II		Invesco V.I. Equity and Income II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,641	$2,259	$(87,370)	$(188,701)	$(67,990)	$(15,506)
Net realized gains (losses)	(1,140)	(4,137)	3,231,416	1,930,439	1,376,488	1,271,567
Change in unrealized gains (losses)	4,275	9,005	(1,278,426)	1,838,270	919,485	1,863,101
Increase (decrease) in net assets from operations	4,776	7,127	1,865,620	3,580,008	2,227,983	3,119,162

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	60	7,649	18,413	46,101
Benefit payments	(4,658)	—	(1,428,575)	(1,074,806)	(1,103,046)	(692,040)
Payments on termination	(3,331)	(10,895)	(1,822,974)	(2,203,923)	(2,135,428)	(2,176,766)
Contract Maintenance Charge	—	—	(27,567)	(43,575)	(37,138)	(55,558)
Transfers among the sub-accounts and with the
Fixed Account - net	97	(26,916)	(395,849)	225,022	286,480	(527,312)
Increase (decrease) in net assets from contract
transactions	(7,892)	(37,811)	(3,674,905)	(3,089,633)	(2,970,719)	(3,405,575)

INCREASE (DECREASE) IN NET ASSETS	(3,116)	(30,684)	(1,809,285)	490,375	(742,736)	(286,413)
NET ASSETS AT BEGINNING OF PERIOD	114,315	144,999	30,949,602	30,459,227	26,673,486	26,959,899
NET ASSETS AT END OF PERIOD	$111,199	$114,315	$29,140,317	$30,949,602	$25,930,750	$26,673,486

UNITS OUTSTANDING
Units outstanding at beginning of period	8,531	11,212	1,601,206	1,769,473	1,259,043	1,437,684
Units issued	7	7	42,737	68,008	86,594	44,244
Units redeemed	(575)	(2,688)	(225,937)	(236,275)	(220,526)	(222,885)
Units outstanding at end of period	7,963	8,531	1,418,006	1,601,206	1,125,111	1,259,043

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Global Core Equity II		Invesco V.I. Government Money Market II		Invesco V.I. Government Securities II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(105,985)	$(125,269)	$(5,986)	$(8,002)	$7	$(208)
Net realized gains (losses)	296,202	61,159	—	—	(4,837)	(1,761)
Change in unrealized gains (losses)	2,114,421	609,018	—	—	4,769	1,452
Increase (decrease) in net assets from operations	2,304,638	544,908	(5,986)	(8,002)	(61)	(517)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,875	—	—	—	—
Benefit payments	(296,868)	(392,646)	(1,709)	(17,198)	(10,556)	—
Payments on termination	(933,743)	(731,708)	(2,217)	(29,368)	(55,005)	(32,444)
Contract Maintenance Charge	(14,891)	(20,931)	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(299,306)	(278,157)	(14,157)	(7,494)	418	(15,570)
Increase (decrease) in net assets from contract
transactions	(1,544,808)	(1,421,567)	(18,083)	(54,060)	(65,143)	(48,014)

INCREASE (DECREASE) IN NET ASSETS	759,830	(876,659)	(24,069)	(62,062)	(65,204)	(48,531)
NET ASSETS AT BEGINNING OF PERIOD	12,004,077	12,880,736	524,994	587,056	233,828	282,359
NET ASSETS AT END OF PERIOD	$12,763,907	$12,004,077	$500,925	$524,994	$168,624	$233,828

UNITS OUTSTANDING
Units outstanding at beginning of period	867,357	973,293	56,987	63,130	18,369	21,949
Units issued	7,246	11,130	12	35	881	25
Units redeemed	(107,886)	(117,066)	(1,936)	(6,178)	(5,848)	(3,605)
Units outstanding at end of period	766,717	867,357	55,063	56,987	13,402	18,369

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Growth and Income II		Invesco V.I. High Yield II		Invesco V.I. International Growth II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(162,302)	$(317,707)	$148,994	$155,466	$(8,642)	$(10,292)
Net realized gains (losses)	2,583,258	3,909,523	(29,612)	(101,235)	82,463	21,858
Change in unrealized gains (losses)	2,155,262	2,772,969	181,501	557,230	308,051	(61,374)
Increase (decrease) in net assets from operations	4,576,218	6,364,785	300,883	611,461	381,872	(49,808)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,237	20,850	306	556	—	550
Benefit payments	(1,469,590)	(1,156,728)	(285,445)	(266,236)	(7,540)	(33,915)
Payments on termination	(3,959,002)	(3,634,380)	(398,100)	(355,738)	(180,721)	(150,998)
Contract Maintenance Charge	(98,221)	(137,626)	(5,475)	(13,032)	(7,859)	(8,629)
Transfers among the sub-accounts and with the
Fixed Account - net	(437,018)	(1,675,924)	173,010	(144,445)	(194,130)	56,145
Increase (decrease) in net assets from contract
transactions	(5,956,594)	(6,583,808)	(515,704)	(778,895)	(390,250)	(136,847)

INCREASE (DECREASE) IN NET ASSETS	(1,380,376)	(219,023)	(214,821)	(167,434)	(8,378)	(186,655)
NET ASSETS AT BEGINNING OF PERIOD	41,533,020	41,752,043	7,162,936	7,330,370	1,968,666	2,155,321
NET ASSETS AT END OF PERIOD	$40,152,644	$41,533,020	$6,948,115	$7,162,936	$1,960,288	$1,968,666

UNITS OUTSTANDING
Units outstanding at beginning of period	1,505,363	1,773,048	581,882	637,550	188,233	200,917
Units issued	48,471	64,289	24,655	14,351	6,144	10,639
Units redeemed	(253,855)	(331,974)	(60,965)	(70,019)	(40,650)	(23,323)
Units outstanding at end of period	1,299,979	1,505,363	545,572	581,882	153,727	188,233

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Managed Volatility II		Invesco V.I. Mid Cap Core Equity II		Invesco V.I. Mid Cap Growth II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(372)	$81	$(16,525)	$(21,820)	$(122,903)	$(122,311)
Net realized gains (losses)	(5,037)	(7,529)	59,587	83,768	716,707	882,362
Change in unrealized gains (losses)	14,705	15,718	95,128	72,228	733,048	(861,717)
Increase (decrease) in net assets from operations	9,296	8,270	138,190	134,176	1,326,852	(101,666)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	650	568
Benefit payments	(31,751)	(4,768)	(47,893)	(33,110)	(137,572)	(89,000)
Payments on termination	(2,247)	(27,201)	(170,483)	(74,679)	(651,517)	(436,005)
Contract Maintenance Charge	—	—	(344)	(1,958)	(16,472)	(18,161)
Transfers among the sub-accounts and with the
Fixed Account - net	(7)	12	(129,264)	(37,311)	(512,360)	(247,993)
Increase (decrease) in net assets from contract
transactions	(34,005)	(31,957)	(347,984)	(147,058)	(1,317,271)	(790,591)

INCREASE (DECREASE) IN NET ASSETS	(24,709)	(23,687)	(209,794)	(12,882)	9,581	(892,257)
NET ASSETS AT BEGINNING OF PERIOD	117,204	140,891	1,247,913	1,260,795	7,127,959	8,020,216
NET ASSETS AT END OF PERIOD	$92,495	$117,204	$1,038,119	$1,247,913	$7,137,540	$7,127,959

UNITS OUTSTANDING
Units outstanding at beginning of period	4,644	6,093	66,570	74,948	338,530	376,809
Units issued	1	1	294	371	29,188	38,779
Units redeemed	(1,242)	(1,450)	(17,491)	(8,749)	(85,102)	(77,058)
Units outstanding at end of period	3,403	4,644	49,373	66,570	282,616	338,530

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. S&P 500 Index II		Invesco V.I. Technology II		Invesco V.I. Value Opportunities II
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(167,082)	$(130,698)	$(136)	$(131)	$(58,893)	$(57,082)
Net realized gains (losses)	5,757,469	5,691,157	1,464	697	(60,999)	1,018,850
Change in unrealized gains (losses)	2,836,084	(1,465,508)	1,094	(891)	611,436	(427,400)
Increase (decrease) in net assets from operations	8,426,471	4,094,951	2,422	(325)	491,544	534,368

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	62,030	1,849	—	—	—	450
Benefit payments	(860,868)	(1,711,349)	—	—	(189,814)	(99,862)
Payments on termination	(3,739,942)	(3,043,649)	(2,621)	(2,031)	(345,668)	(250,733)
Contract Maintenance Charge	(58,944)	(91,401)	—	—	(4,464)	(12,494)
Transfers among the sub-accounts and with the
Fixed Account - net	(655,124)	(860,088)	(174)	(27)	(411,852)	(147,772)
Increase (decrease) in net assets from contract
transactions	(5,252,848)	(5,704,638)	(2,795)	(2,058)	(951,798)	(510,411)

INCREASE (DECREASE) IN NET ASSETS	3,173,623	(1,609,687)	(373)	(2,383)	(460,254)	23,957
NET ASSETS AT BEGINNING OF PERIOD	47,057,807	48,667,494	7,242	9,625	3,817,178	3,793,221
NET ASSETS AT END OF PERIOD	$50,231,430	$47,057,807	$6,869	$7,242	$3,356,924	$3,817,178

UNITS OUTSTANDING
Units outstanding at beginning of period	2,658,934	2,967,366	410	533	225,098	258,628
Units issued	60,890	85,272	4	7	5,412	9,220
Units redeemed	(327,137)	(393,704)	(124)	(130)	(61,080)	(42,750)
Units outstanding at end of period	2,392,687	2,658,934	290	410	169,430	225,098

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Growth		AB VPS Growth & Income		AB VPS International Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(242,841)	$(243,536)	$(182,708)	$(369,213)	$6,520	$(49,495)
Net realized gains (losses)	1,744,266	2,455,701	5,611,574	4,955,234	(109,617)	(345,744)
Change in unrealized gains (losses)	2,531,358	(2,357,714)	1,049,997	(933,533)	1,688,344	180,544
Increase (decrease) in net assets from operations	4,032,783	(145,549)	6,478,863	3,652,488	1,585,247	(214,695)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	204	204	849	29,358	1,400	1,380
Benefit payments	(629,036)	(516,116)	(1,707,450)	(3,523,701)	(169,566)	(203,336)
Payments on termination	(1,692,661)	(1,396,809)	(2,904,752)	(3,276,778)	(1,099,610)	(927,687)
Contract Maintenance Charge	(21,212)	(27,408)	(26,931)	(38,990)	(20,589)	(28,494)
Transfers among the sub-accounts and with the
Fixed Account - net	(418,398)	(434,444)	(806,040)	(691,183)	(833,114)	409,941
Increase (decrease) in net assets from contract
transactions	(2,761,103)	(2,374,573)	(5,444,324)	(7,501,294)	(2,121,479)	(748,196)

INCREASE (DECREASE) IN NET ASSETS	1,271,680	(2,520,122)	1,034,539	(3,848,806)	(536,232)	(962,891)
NET ASSETS AT BEGINNING OF PERIOD	13,602,037	16,122,159	42,440,088	46,288,894	7,726,270	8,689,161
NET ASSETS AT END OF PERIOD	$14,873,717	$13,602,037	$43,474,627	$42,440,088	$7,190,038	$7,726,270

UNITS OUTSTANDING
Units outstanding at beginning of period	922,549	1,079,179	2,154,246	2,553,854	784,351	858,947
Units issued	22,146	19,682	33,718	107,171	9,216	73,773
Units redeemed	(170,484)	(176,312)	(292,583)	(506,779)	(198,975)	(148,369)
Units outstanding at end of period	774,211	922,549	1,895,381	2,154,246	594,592	784,351

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund		Alliance Bernstein Variable Product Series Fund
	Sub-Account		Sub-Account		Sub-Account
	AB VPS Large Cap Growth		AB VPS Small/Mid Cap Value		AB VPS Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(246,359)	$(241,538)	$(156,132)	$(135,872)	$(4,079)	$(2,324)
Net realized gains (losses)	1,957,317	2,512,720	937,648	699,685	40,255	16,480
Change in unrealized gains (losses)	2,044,897	(2,194,684)	304,778	1,507,851	32,595	43,610
Increase (decrease) in net assets from operations	3,755,855	76,498	1,086,294	2,071,664	68,771	57,766

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	600	1,400	1,100	—	—
Benefit payments	(419,386)	(473,944)	(390,685)	(234,828)	(39,893)	(21,547)
Payments on termination	(1,458,568)	(1,039,365)	(1,398,342)	(959,139)	(93,513)	(66,912)
Contract Maintenance Charge	(14,645)	(15,793)	(34,845)	(42,582)	(568)	(2,062)
Transfers among the sub-accounts and with the
Fixed Account - net	(511,832)	(76,667)	553,475	(265,338)	(3,014)	(1,323)
Increase (decrease) in net assets from contract
transactions	(2,403,831)	(1,605,169)	(1,268,997)	(1,500,787)	(136,988)	(91,844)

INCREASE (DECREASE) IN NET ASSETS	1,352,024	(1,528,671)	(182,703)	570,877	(68,217)	(34,078)
NET ASSETS AT BEGINNING OF PERIOD	13,722,823	15,251,494	10,817,432	10,246,555	682,471	716,549
NET ASSETS AT END OF PERIOD	$15,074,847	$13,722,823	$10,634,729	$10,817,432	$614,254	$682,471

UNITS OUTSTANDING
Units outstanding at beginning of period	1,099,395	1,229,314	304,816	353,879	48,372	55,440
Units issued	27,499	52,004	33,725	10,763	1,132	446
Units redeemed	(192,079)	(181,923)	(67,327)	(59,826)	(10,325)	(7,514)
Units outstanding at end of period	934,815	1,099,395	271,214	304,816	39,179	48,372

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	American Century Variable Portfolios, Inc.		Deutsche Variable Series I		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	American Century VP International		Deutsche Bond VIP (Class A)*		Deutsche Capital Growth VIP (Class A)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37)	$(21)	$3,391	$8,173	$361	$849
Net realized gains (losses)	28	16	(226)	(179)	191,344	127,625
Change in unrealized gains (losses)	1,541	(380)	6,663	1,443	118,638	(84,686)
Increase (decrease) in net assets from operations	1,532	(385)	9,828	9,437	310,343	43,788

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	400	500
Benefit payments	—	—	(4,708)	(3,308)	(24,064)	29,108
Payments on termination	—	—	—	—	(92,240)	(98,072)
Contract Maintenance Charge	(4)	(4)	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	2	—	322	9,229	(45,214)	45,794
Increase (decrease) in net assets from contract
transactions	(2)	(4)	(4,386)	5,921	(161,118)	(22,670)

INCREASE (DECREASE) IN NET ASSETS	1,530	(389)	5,442	15,358	149,225	21,118
NET ASSETS AT BEGINNING OF PERIOD	5,234	5,623	196,568	181,210	1,273,284	1,252,166
NET ASSETS AT END OF PERIOD	$6,764	$5,234	$202,010	$196,568	$1,422,509	$1,273,284

UNITS OUTSTANDING
Units outstanding at beginning of period	321	321	11,876	11,515	56,218	57,221
Units issued	—	—	188	709	8,503	5,285
Units redeemed	(1)	—	(453)	(348)	(14,658)	(6,288)
Units outstanding at end of period	320	321	11,611	11,876	50,063	56,218

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series I		Deutsche Variable Series I		Deutsche Variable Series I
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Core Equity VIP (Class A)*		Deutsche CROCI® International VIP (Class A)*		Deutsche Global Small Cap VIP (Class A)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2,735	$3,740	$10,904	$17,619	$(5,923)	$(2,684)
Net realized gains (losses)	73,095	71,408	(6,472)	(24,223)	38,374	81,934
Change in unrealized gains (losses)	31,395	(29,244)	28,739	5,613	112,231	(77,285)
Increase (decrease) in net assets from operations	107,225	45,904	33,171	(991)	144,682	1,965

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	180	180	180	180
Benefit payments	(7,575)	(251)	(2,770)	11,759	(14,472)	(7,038)
Payments on termination	(45,426)	(76,172)	(12,836)	(25,054)	(56,884)	(49,270)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	5,814	20,579	(1,283)	(14,525)	(58,613)	(46,621)
Increase (decrease) in net assets from contract
transactions	(47,187)	(55,844)	(16,709)	(27,640)	(129,789)	(102,749)

INCREASE (DECREASE) IN NET ASSETS	60,038	(9,940)	16,462	(28,631)	14,893	(100,784)
NET ASSETS AT BEGINNING OF PERIOD	553,247	563,187	165,833	194,464	808,849	909,633
NET ASSETS AT END OF PERIOD	$613,285	$553,247	$182,295	$165,833	$823,742	$808,849

UNITS OUTSTANDING
Units outstanding at beginning of period	26,573	29,656	14,982	17,562	23,562	26,735
Units issued	3,133	1,568	13	2,014	5,815	290
Units redeemed	(5,204)	(4,651)	(1,395)	(4,594)	(9,242)	(3,463)
Units outstanding at end of period	24,502	26,573	13,600	14,982	20,135	23,562

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche Variable Series II		Deutsche Variable Series II		Deutsche Variable Series II
	Sub-Account		Sub-Account		Sub-Account
	Deutsche Global Income Builder VIP (Class A) II*		Deutsche Government Money Market VIP (Class A) II*		Deutsche Small Mid Cap Growth VIP (Class A) II*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$23,548	$35,096	$(461)	$(1,329)	$(2,543)	$(2,666)
Net realized gains (losses)	23,424	1,941	—	—	58,521	63,431
Change in unrealized gains (losses)	100,837	23,848	—	—	23,832	(30,463)
Increase (decrease) in net assets from operations	147,809	60,885	(461)	(1,329)	79,810	30,302

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	240	240
Benefit payments	(10,368)	8,836	(2,629)	19,380	(4,882)	(2,027)
Payments on termination	(186,502)	(43,627)	—	(36,804)	(12,533)	(10,097)
Contract Maintenance Charge	—	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(7,815)	(16,976)	(36,091)	24,994	(73,590)	37,399
Increase (decrease) in net assets from contract
transactions	(204,685)	(51,767)	(38,720)	7,570	(90,765)	25,515

INCREASE (DECREASE) IN NET ASSETS	(56,876)	9,118	(39,181)	6,241	(10,955)	55,817
NET ASSETS AT BEGINNING OF PERIOD	1,063,732	1,054,614	183,289	177,048	416,515	360,698
NET ASSETS AT END OF PERIOD	$1,006,856	$1,063,732	$144,108	$183,289	$405,560	$416,515

UNITS OUTSTANDING
Units outstanding at beginning of period	66,145	69,533	18,098	17,366	21,099	19,791
Units issued	1,747	2,302	35	5,669	5,717	2,218
Units redeemed	(13,863)	(5,690)	(3,846)	(4,937)	(9,867)	(910)
Units outstanding at end of period	54,029	66,145	14,287	18,098	16,949	21,099

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Dreyfus Stock Index Fund, Inc.*		Dreyfus Variable Investment Fund		Dreyfus Variable Investment Fund
	Sub-Account		Sub-Account		Sub-Account
	Dreyfus Stock Index Fund, Inc. (Initial Shares)*		VIF Government Money Market		VIF Growth & Income
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$670	$1,792	$(2,520)	$(4,704)	$(279)	$(129)
Net realized gains (losses)	10,636	137,490	—	—	9,124	12,093
Change in unrealized gains (losses)	29,730	(102,837)	—	—	(2,753)	(9,042)
Increase (decrease) in net assets from operations	41,036	36,445	(2,520)	(4,704)	6,092	2,922

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,022	—	—
Benefit payments	(310)	(24,352)	(39,377)	(30,009)	—	(15,728)
Payments on termination	(10,449)	(236,531)	(55,028)	(16,962)	(27,353)	(2,300)
Contract Maintenance Charge	(203)	(210)	(134)	(144)	(67)	(69)
Transfers among the sub-accounts and with the
Fixed Account - net	(41)	(128,704)	(213)	266	(253)	(13,292)
Increase (decrease) in net assets from contract
transactions	(11,003)	(389,797)	(94,752)	(45,827)	(27,673)	(31,389)

INCREASE (DECREASE) IN NET ASSETS	30,033	(353,352)	(97,272)	(50,531)	(21,581)	(28,467)
NET ASSETS AT BEGINNING OF PERIOD	213,500	566,852	328,196	378,727	43,599	72,066
NET ASSETS AT END OF PERIOD	$243,533	$213,500	$230,924	$328,196	$22,018	$43,599

UNITS OUTSTANDING
Units outstanding at beginning of period	10,304	30,043	32,119	36,549	2,107	3,715
Units issued	—	3	59	473	—	2
Units redeemed	(535)	(19,742)	(9,388)	(4,903)	(1,156)	(1,610)
Units outstanding at end of period	9,769	10,304	22,790	32,119	951	2,107

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated Insurance Series		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	Federated Government Money Fund II		VIP Contrafund		VIP Equity-Income
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(35,954)	$(53,711)	$(15,631)	$(18,943)	$1,606	$4,692
Net realized gains (losses)	—	—	358,463	395,291	21,289	34,581
Change in unrealized gains (losses)	—	—	422,600	(139,816)	40,825	51,533
Increase (decrease) in net assets from operations	(35,954)	(53,711)	765,432	236,532	63,720	90,806

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,810	2,060	23,510	43,543	180	180
Benefit payments	(56,923)	(78,672)	(26,722)	(38,327)	(14,739)	(72,417)
Payments on termination	(274,080)	(405,504)	(207,493)	(421,956)	(56,741)	(18,692)
Contract Maintenance Charge	(3,013)	(3,607)	(2,838)	(2,975)	(291)	(348)
Transfers among the sub-accounts and with the
Fixed Account - net	(122,775)	8,261	(272,009)	216,475	(20,569)	(6,632)
Increase (decrease) in net assets from contract
transactions	(453,981)	(477,462)	(485,552)	(203,240)	(92,160)	(97,909)

INCREASE (DECREASE) IN NET ASSETS	(489,935)	(531,173)	279,880	33,292	(28,440)	(7,103)
NET ASSETS AT BEGINNING OF PERIOD	3,536,725	4,067,898	3,970,734	3,937,442	616,261	623,364
NET ASSETS AT END OF PERIOD	$3,046,790	$3,536,725	$4,250,614	$3,970,734	$587,821	$616,261

UNITS OUTSTANDING
Units outstanding at beginning of period	312,217	354,263	151,354	159,753	28,440	33,290
Units issued	8,881	9,343	5,239	13,016	11	20
Units redeemed	(49,771)	(51,389)	(22,323)	(21,415)	(4,007)	(4,870)
Units outstanding at end of period	271,327	312,217	134,270	151,354	24,444	28,440

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Government Money Market*		VIP Growth		VIP High Income
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(151,009)	$(168,358)	$(35,237)	$(38,836)	$14,561	$16,068
Net realized gains (losses)	—	—	571,157	467,136	(5,069)	(14,976)
Change in unrealized gains (losses)	—	—	339,260	(448,031)	12,229	50,310
Increase (decrease) in net assets from operations	(151,009)	(168,358)	875,180	(19,731)	21,721	51,402

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,612	2,926	6,949	25,609	750	750
Benefit payments	(1,984,571)	(630,628)	(36,909)	(37,047)	(21,694)	(12,079)
Payments on termination	(1,750,380)	(2,414,390)	(318,487)	(364,238)	(55,606)	(49,145)
Contract Maintenance Charge	(13,307)	(10,393)	(2,689)	(2,794)	(330)	(392)
Transfers among the sub-accounts and with the
Fixed Account - net	2,328,591	23,403,649	(435,268)	73,717	1,890	(42,713)
Increase (decrease) in net assets from contract
transactions	(1,417,055)	20,351,164	(786,404)	(304,753)	(74,990)	(103,579)

INCREASE (DECREASE) IN NET ASSETS	(1,568,064)	20,182,806	88,776	(324,484)	(53,269)	(52,177)
NET ASSETS AT BEGINNING OF PERIOD	20,182,806	—	2,871,839	3,196,323	419,898	472,075
NET ASSETS AT END OF PERIOD	$18,614,742	$20,182,806	$2,960,615	$2,871,839	$366,629	$419,898

UNITS OUTSTANDING
Units outstanding at beginning of period	2,034,461	—	182,143	200,978	24,866	31,751
Units issued	544,519	2,625,261	8,726	17,552	3,941	812
Units redeemed	(688,484)	(590,800)	(49,698)	(36,387)	(8,348)	(7,697)
Units outstanding at end of period	1,890,496	2,034,461	141,171	182,143	20,459	24,866

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500		VIP Investment Grade Bond		VIP Overseas
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,359	$1,005	$7,563	$8,867	$(1,897)	$2,540
Net realized gains (losses)	211,324	216,466	8,193	1,530	55,503	3,930
Change in unrealized gains (losses)	379,366	94,617	9,194	22,745	104,001	(40,874)
Increase (decrease) in net assets from operations	604,049	312,088	24,950	33,142	157,607	(34,404)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	10,912	12,331	2,360	10,557	3,200	3,200
Benefit payments	(17,011)	(166,689)	(346)	(3,633)	(128)	(93)
Payments on termination	(333,523)	(263,131)	(184,498)	(159,329)	(69,329)	(135,081)
Contract Maintenance Charge	(2,151)	(2,378)	(581)	(752)	(463)	(516)
Transfers among the sub-accounts and with the
Fixed Account - net	131,343	(125,752)	2,444	(25,704)	(114,707)	221,702
Increase (decrease) in net assets from contract
transactions	(210,430)	(545,619)	(180,621)	(178,861)	(181,427)	89,212

INCREASE (DECREASE) IN NET ASSETS	393,619	(233,531)	(155,671)	(145,719)	(23,820)	54,808
NET ASSETS AT BEGINNING OF PERIOD	3,172,909	3,406,440	869,703	1,015,422	645,506	590,698
NET ASSETS AT END OF PERIOD	$3,566,528	$3,172,909	$714,032	$869,703	$621,686	$645,506

UNITS OUTSTANDING
Units outstanding at beginning of period	180,720	214,255	44,314	53,499	52,367	44,715
Units issued	9,760	1,439	858	1,074	16,625	18,820
Units redeemed	(21,013)	(34,974)	(9,803)	(10,259)	(29,548)	(11,168)
Units outstanding at end of period	169,467	180,720	35,369	44,314	39,444	52,367
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Asset Manager Growth (Service Class 2)		VIP Contrafund (Service Class 2)		VIP Equity-Income (Service Class 2)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$—	$(17)	$(266,747)	$(315,730)	$(213)	$2,394
Net realized gains (losses)	—	2,892	2,744,868	3,107,199	16,334	24,789
Change in unrealized gains (losses)	—	(4,584)	2,956,833	(1,164,072)	33,763	41,453
Increase (decrease) in net assets from operations	—	(1,709)	5,434,954	1,627,397	49,884	68,636

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	31,150	91,080	—	—
Benefit payments	—	—	(1,070,918)	(1,195,941)	(26,828)	(3,045)
Payments on termination	—	—	(3,341,332)	(3,321,983)	(43,136)	(82,271)
Contract Maintenance Charge	—	—	(98,935)	(120,131)	(203)	(221)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(31,615)	(335,206)	(563,018)	16,595	(3,372)
Increase (decrease) in net assets from contract
transactions	—	(31,615)	(4,815,241)	(5,109,993)	(53,572)	(88,909)

INCREASE (DECREASE) IN NET ASSETS	—	(33,324)	619,713	(3,482,596)	(3,688)	(20,273)
NET ASSETS AT BEGINNING OF PERIOD	—	33,324	29,795,293	33,277,889	486,800	507,073
NET ASSETS AT END OF PERIOD	$—	$—	$30,415,006	$29,795,293	$483,112	$486,800

UNITS OUTSTANDING
Units outstanding at beginning of period	—	2,255	1,617,734	1,914,299	27,101	32,592
Units issued	—	—	44,550	89,920	2,858	89
Units redeemed	—	(2,255)	(281,056)	(386,485)	(5,779)	(5,580)
Units outstanding at end of period	—	—	1,381,228	1,617,734	24,180	27,101

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom 2010 Portfolio (Service Class 2)		VIP Freedom 2020 Portfolio (Service Class 2)		VIP Freedom 2030 Portfolio (Service Class 2)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(17,829)	$(10,857)	$(12,766)	$(13,966)	$(8,362)	$(5,787)
Net realized gains (losses)	267,211	169,446	186,321	227,015	127,257	76,560
Change in unrealized gains (losses)	153,597	(35,653)	228,347	(77,561)	142,374	(2,313)
Increase (decrease) in net assets from operations	402,979	122,936	401,902	135,488	261,269	68,460

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	660	1,440	—	—
Benefit payments	(112,977)	(191,574)	(13,702)	(56,816)	—	(18,059)
Payments on termination	(781,685)	(430,693)	(423,938)	(773,199)	(330,512)	(71,341)
Contract Maintenance Charge	(10,498)	(14,526)	(12,348)	(16,637)	(4,885)	(6,279)
Transfers among the sub-accounts and with the
Fixed Account - net	(380,734)	690,852	3,102	184,945	(2,828)	(115)
Increase (decrease) in net assets from contract
transactions	(1,285,894)	54,059	(446,226)	(660,267)	(338,225)	(95,794)

INCREASE (DECREASE) IN NET ASSETS	(882,915)	176,995	(44,324)	(524,779)	(76,956)	(27,334)
NET ASSETS AT BEGINNING OF PERIOD	4,236,854	4,059,859	3,013,826	3,538,605	1,500,730	1,528,064
NET ASSETS AT END OF PERIOD	$3,353,939	$4,236,854	$2,969,502	$3,013,826	$1,423,774	$1,500,730

UNITS OUTSTANDING
Units outstanding at beginning of period	306,261	305,524	219,982	268,084	106,528	113,526
Units issued	13,429	60,008	8,290	26,432	6	12,894
Units redeemed	(100,967)	(59,271)	(38,574)	(74,534)	(21,189)	(19,892)
Units outstanding at end of period	218,723	306,261	189,698	219,982	85,345	106,528

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Freedom Income Portfolio (Service Class 2)		VIP Government Money Market (Service Class 2)*		VIP Growth (Service Class 2)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,159)	$(8,818)	$(394,450)	$(380,507)	$(1,822)	$(1,967)
Net realized gains (losses)	15,021	41,011	—	—	15,150	29,238
Change in unrealized gains (losses)	38,432	1,147	—	—	19,741	(28,656)
Increase (decrease) in net assets from operations	51,294	33,340	(394,450)	(380,507)	33,069	(1,385)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	5,130	1,468	60	60
Benefit payments	—	(95,621)	(2,129,004)	(1,451,278)	—	(6,177)
Payments on termination	(50,594)	(643,961)	(5,937,187)	(3,213,872)	(11,988)	(33,608)
Contract Maintenance Charge	(4,173)	(5,296)	(21,620)	(75,126)	(87)	(99)
Transfers among the sub-accounts and with the
Fixed Account - net	82,433	(5,751)	8,881,132	26,868,321	(1,027)	256
Increase (decrease) in net assets from contract
transactions	27,666	(750,629)	798,451	22,129,513	(13,042)	(39,568)

INCREASE (DECREASE) IN NET ASSETS	78,960	(717,289)	404,001	21,749,006	20,027	(40,953)
NET ASSETS AT BEGINNING OF PERIOD	780,405	1,497,694	28,835,627	7,086,621	104,546	145,499
NET ASSETS AT END OF PERIOD	$859,365	$780,405	$29,239,628	$28,835,627	$124,573	$104,546

UNITS OUTSTANDING
Units outstanding at beginning of period	62,730	123,136	3,027,119	750,782	7,063	9,657
Units issued	9,395	65,507	1,503,317	3,223,211	5	39
Units redeemed	(7,050)	(125,913)	(1,411,282)	(946,874)	(772)	(2,633)
Units outstanding at end of period	65,075	62,730	3,119,154	3,027,119	6,296	7,063

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Growth & Income (Service Class 2)		VIP Growth Opportunities (Service Class 2)		VIP High Income (Service Class 2)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(34,070)	$(8,837)	$(22,688)	$(20,788)	$79,571	$79,406
Net realized gains (losses)	477,685	501,929	187,287	(3,602)	(19,717)	(78,950)
Change in unrealized gains (losses)	203,824	128,796	239,541	(2,884)	54,792	289,728
Increase (decrease) in net assets from operations	647,439	621,888	404,140	(27,274)	114,646	290,184

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	140	1,737	—	—	84
Benefit payments	(186,848)	(75,329)	(942)	(1,370)	(54,692)	(129,196)
Payments on termination	(627,870)	(498,624)	(213,376)	(51,327)	(366,524)	(444,552)
Contract Maintenance Charge	(16,065)	(18,922)	(5,195)	(5,094)	(3,378)	(7,516)
Transfers among the sub-accounts and with the
Fixed Account - net	(208,087)	(47,866)	78,482	(5,898)	9,520	(177,737)
Increase (decrease) in net assets from contract
transactions	(1,038,870)	(640,601)	(139,294)	(63,689)	(415,074)	(758,917)

INCREASE (DECREASE) IN NET ASSETS	(391,431)	(18,713)	264,846	(90,963)	(300,428)	(468,733)
NET ASSETS AT BEGINNING OF PERIOD	4,999,524	5,018,237	1,323,222	1,414,185	2,367,758	2,836,491
NET ASSETS AT END OF PERIOD	$4,608,093	$4,999,524	$1,588,068	$1,323,222	$2,067,330	$2,367,758

UNITS OUTSTANDING
Units outstanding at beginning of period	257,537	293,991	72,486	76,492	139,796	187,080
Units issued	6,608	14,226	4,811	6,801	4,390	1,171
Units redeemed	(56,600)	(50,680)	(11,393)	(10,807)	(28,091)	(48,455)
Units outstanding at end of period	207,545	257,537	65,904	72,486	116,095	139,796

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)		VIP Mid Cap (Service Class 2)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(9,419)	$19,657	$6	$3	$(111,352)	$(117,954)
Net realized gains (losses)	430,267	247,982	—	(18)	650,476	531,376
Change in unrealized gains (losses)	2,003,547	547,810	7	32	1,078,017	419,603
Increase (decrease) in net assets from operations	2,424,395	815,449	13	17	1,617,141	833,025

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,810	11,127	—	—	650	964
Benefit payments	(131,900)	(100,414)	—	—	(368,413)	(211,289)
Payments on termination	(702,903)	(441,510)	—	(380)	(1,316,182)	(982,834)
Contract Maintenance Charge	(37,002)	(23,703)	(3)	(4)	(32,557)	(37,124)
Transfers among the sub-accounts and with the
Fixed Account - net	869,522	4,427,312	35	2	88,070	361,078
Increase (decrease) in net assets from contract
transactions	1,527	3,872,812	32	(382)	(1,628,432)	(869,205)

INCREASE (DECREASE) IN NET ASSETS	2,425,922	4,688,261	45	(365)	(11,291)	(36,180)
NET ASSETS AT BEGINNING OF PERIOD	12,335,103	7,646,842	538	903	9,593,839	9,630,019
NET ASSETS AT END OF PERIOD	$14,761,025	$12,335,103	$583	$538	$9,582,548	$9,593,839

UNITS OUTSTANDING
Units outstanding at beginning of period	709,647	482,193	35	63	499,675	549,842
Units issued	80,610	309,288	2	—	24,148	58,480
Units redeemed	(78,575)	(81,834)	—	(28)	(97,433)	(108,647)
Units outstanding at end of period	711,682	709,647	37	35	426,390	499,675

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	VIP Overseas (Service Class 2)		Franklin Flex Cap Growth VIP (Class 2)*		Franklin Growth and Income VIP (Class 2)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(38)	$(344)	$(22,203)	$(22,738)	$828,436	$204,063
Net realized gains (losses)	58	(808)	(82,474)	74,426	1,592,028	2,057,022
Change in unrealized gains (losses)	1,833	(734)	394,698	(123,442)	147,357	(368,326)
Increase (decrease) in net assets from operations	1,853	(1,886)	290,021	(71,754)	2,567,821	1,892,759

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	45,361	11,424
Benefit payments	—	—	(7,851)	(55,754)	(458,590)	(453,962)
Payments on termination	(394)	(19,112)	(156,019)	(127,592)	(1,754,013)	(2,114,342)
Contract Maintenance Charge	(10)	(12)	(4,861)	(5,766)	(56,109)	(82,155)
Transfers among the sub-accounts and with the
Fixed Account - net	(3)	14	(190,624)	19,264	(616,563)	(989,794)
Increase (decrease) in net assets from contract
transactions	(407)	(19,110)	(359,355)	(169,848)	(2,839,914)	(3,628,829)

INCREASE (DECREASE) IN NET ASSETS	1,446	(20,996)	(69,334)	(241,602)	(272,093)	(1,736,070)
NET ASSETS AT BEGINNING OF PERIOD	6,832	27,828	1,275,341	1,516,943	20,050,480	21,786,550
NET ASSETS AT END OF PERIOD	$8,278	$6,832	$1,206,007	$1,275,341	$19,778,387	$20,050,480

UNITS OUTSTANDING
Units outstanding at beginning of period	456	2,000	74,722	84,843	832,718	992,762
Units issued	—	1	146	7,383	15,764	48,722
Units redeemed	(29)	(1,545)	(18,118)	(17,504)	(127,604)	(208,766)
Units outstanding at end of period	427	456	56,750	74,722	720,878	832,718

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin High Income VIP (Class 2)*		Franklin Income VIP (Class 2)*		Franklin Large Cap Growth VIP (Class 2)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,543,999	$382,050	$2,026,787	$2,775,233	$(207,213)	$(336,959)
Net realized gains (losses)	(3,740,386)	(147,222)	534,547	(900,889)	2,455,866	538,921
Change in unrealized gains (losses)	344,308	774,091	3,449,131	7,431,267	2,474,335	(1,042,477)
Increase (decrease) in net assets from operations	147,921	1,008,919	6,010,465	9,305,611	4,722,988	(840,515)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,064	900	31,698	15,079	15,522	19,069
Benefit payments	(27,658)	(176,193)	(2,737,670)	(2,664,301)	(615,628)	(917,544)
Payments on termination	(196,452)	(561,825)	(7,572,898)	(8,762,723)	(2,648,915)	(2,393,068)
Contract Maintenance Charge	(1,291)	(10,291)	(146,135)	(197,690)	(56,792)	(75,852)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,152,914)	(275,023)	(218,578)	(1,498,373)	(1,682,318)	893,225
Increase (decrease) in net assets from contract
transactions	(7,376,251)	(1,022,432)	(10,643,583)	(13,108,008)	(4,988,131)	(2,474,170)

INCREASE (DECREASE) IN NET ASSETS	(7,228,330)	(13,513)	(4,633,118)	(3,802,397)	(265,143)	(3,314,685)
NET ASSETS AT BEGINNING OF PERIOD	7,228,330	7,241,843	80,938,220	84,740,617	20,021,091	23,335,776
NET ASSETS AT END OF PERIOD	$—	$7,228,330	$76,305,102	$80,938,220	$19,755,948	$20,021,091

UNITS OUTSTANDING
Units outstanding at beginning of period	415,127	478,020	4,474,726	5,253,991	1,235,234	1,389,917
Units issued	11,246	13,952	190,818	209,165	23,849	121,866
Units redeemed	(426,373)	(76,845)	(754,558)	(988,430)	(290,246)	(276,549)
Units outstanding at end of period	—	415,127	3,910,986	4,474,726	968,837	1,235,234

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Mutual Global Discovery VIP (Class 2)*		Franklin Mutual Shares VIP (Class 2)*		Franklin Small Cap Value VIP (Class 2)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,668	$8,110	$265,663	$158,215	$(218,016)	$(159,651)
Net realized gains (losses)	502,582	511,752	3,039,334	4,708,020	1,936,775	3,500,539
Change in unrealized gains (losses)	122,917	565,526	(311,253)	1,302,797	(41,416)	1,758,560
Increase (decrease) in net assets from operations	639,167	1,085,388	2,993,744	6,169,032	1,677,343	5,099,448

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	650	1,814	53,109	86,146	21,310	43,921
Benefit payments	(409,949)	(299,656)	(1,396,964)	(1,484,231)	(635,757)	(534,058)
Payments on termination	(924,581)	(961,892)	(4,548,737)	(4,257,330)	(2,168,775)	(2,247,084)
Contract Maintenance Charge	(29,778)	(44,421)	(103,787)	(139,799)	(50,556)	(65,651)
Transfers among the sub-accounts and with the
Fixed Account - net	(217,636)	(2,498,866)	(484,579)	(1,641,965)	(51,015)	(1,634,543)
Increase (decrease) in net assets from contract
transactions	(1,581,294)	(3,803,021)	(6,480,958)	(7,437,179)	(2,884,793)	(4,437,415)

INCREASE (DECREASE) IN NET ASSETS	(942,127)	(2,717,633)	(3,487,214)	(1,268,147)	(1,207,450)	662,033
NET ASSETS AT BEGINNING OF PERIOD	9,939,161	12,656,794	48,025,482	49,293,629	21,250,872	20,588,839
NET ASSETS AT END OF PERIOD	$8,997,034	$9,939,161	$44,538,268	$48,025,482	$20,043,422	$21,250,872

UNITS OUTSTANDING
Units outstanding at beginning of period	564,419	804,683	2,220,404	2,585,647	610,023	751,179
Units issued	13,060	30,320	62,425	94,700	34,046	28,868
Units redeemed	(100,187)	(270,584)	(349,370)	(459,943)	(108,588)	(170,024)
Units outstanding at end of period	477,292	564,419	1,933,459	2,220,404	535,481	610,023

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Franklin Small-Mid Cap Growth VIP (Class 2)*		Franklin U.S. Government Securities VIP (Class 2)*		Templeton Developing Markets VIP (Class 2)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,684)	$(11,405)	$104,669	$106,308	$(54,472)	$(62,968)
Net realized gains (losses)	61,925	57,618	(108,812)	(70,725)	(76,914)	(724,491)
Change in unrealized gains (losses)	69,431	(32,724)	(20,123)	(140,670)	2,679,975	1,927,226
Increase (decrease) in net assets from operations	120,672	13,489	(24,266)	(105,087)	2,548,589	1,139,767

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	425	28,498	646	23,962	50,756
Benefit payments	(5,785)	(6,031)	(297,842)	(599,447)	(179,576)	(169,740)
Payments on termination	(56,809)	(235,903)	(1,050,189)	(1,108,014)	(687,645)	(727,286)
Contract Maintenance Charge	(2,539)	(3,173)	(38,669)	(57,028)	(25,914)	(31,209)
Transfers among the sub-accounts and with the
Fixed Account - net	(27,959)	(866)	(144,128)	687,437	(612,159)	(867,574)
Increase (decrease) in net assets from contract
transactions	(93,092)	(245,548)	(1,502,330)	(1,076,406)	(1,481,332)	(1,745,053)

INCREASE (DECREASE) IN NET ASSETS	27,580	(232,059)	(1,526,596)	(1,181,493)	1,067,257	(605,286)
NET ASSETS AT BEGINNING OF PERIOD	647,525	879,584	11,396,355	12,577,848	7,229,382	7,834,668
NET ASSETS AT END OF PERIOD	$675,105	$647,525	$9,869,759	$11,396,355	$8,296,639	$7,229,382

UNITS OUTSTANDING
Units outstanding at beginning of period	22,253	33,036	923,462	1,008,155	259,449	324,074
Units issued	517	787	57,978	117,616	9,433	16,346
Units redeemed	(3,684)	(11,570)	(178,857)	(202,309)	(52,949)	(80,971)
Units outstanding at end of period	19,086	22,253	802,583	923,462	215,933	259,449

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust		Franklin Templeton Variable Insurance Products Trust
	Sub-Account		Sub-Account		Sub-Account
	Templeton Foreign VIP (Class 2)*		Templeton Global Bond VIP (Class 2)*		Templeton Growth VIP (Class 2)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$422,249	$145,025	$(15,068)	$(15,859)	$1,691	$3,587
Net realized gains (losses)	60,343	(385,926)	2,248	(26,803)	11,080	36,190
Change in unrealized gains (losses)	5,629,382	2,486,119	16,875	50,493	89,594	7,600
Increase (decrease) in net assets from operations	6,111,974	2,245,218	4,055	7,831	102,365	47,377

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,254	60,238	—	—	500	—
Benefit payments	(1,418,531)	(1,597,793)	(14,998)	(52,598)	(9,447)	(13,878)
Payments on termination	(4,884,089)	(4,476,645)	(50,856)	(152,075)	(49,906)	(187,810)
Contract Maintenance Charge	(100,622)	(133,388)	(1,367)	(1,526)	(291)	(287)
Transfers among the sub-accounts and with the
Fixed Account - net	(578,141)	(872,393)	23,478	(10,923)	(2,212)	(65)
Increase (decrease) in net assets from contract
transactions	(6,951,129)	(7,019,981)	(43,743)	(217,122)	(61,356)	(202,040)

INCREASE (DECREASE) IN NET ASSETS	(839,155)	(4,774,763)	(39,688)	(209,291)	41,009	(154,663)
NET ASSETS AT BEGINNING OF PERIOD	44,078,022	48,852,785	1,010,766	1,220,057	636,643	791,306
NET ASSETS AT END OF PERIOD	$43,238,867	$44,078,022	$971,078	$1,010,766	$677,652	$636,643

UNITS OUTSTANDING
Units outstanding at beginning of period	2,477,117	2,874,895	36,442	45,038	29,795	40,045
Units issued	81,923	114,950	1,614	4,418	21	711
Units redeemed	(436,652)	(512,728)	(3,184)	(13,014)	(2,659)	(10,961)
Units outstanding at end of period	2,122,388	2,477,117	34,872	36,442	27,157	29,795

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT Large Cap Value		VIT Mid Cap Value		VIT Small Cap Equity Insights
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,960)	$10,110	$(19,906)	$(5,682)	$(50,529)	$(23,822)
Net realized gains (losses)	361,537	(53,679)	143,475	(34,288)	523,348	43,998
Change in unrealized gains (losses)	(181,925)	259,656	70,696	266,638	(87,740)	782,672
Increase (decrease) in net assets from operations	176,652	216,087	194,265	226,668	385,079	802,848

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	84	—	—	—	687
Benefit payments	(84,179)	(65,361)	(45,077)	(70,730)	(96,911)	(200,989)
Payments on termination	(310,242)	(295,055)	(247,011)	(163,465)	(589,317)	(424,722)
Contract Maintenance Charge	(5,623)	(8,746)	(4,338)	(5,472)	(9,211)	(13,792)
Transfers among the sub-accounts and with the
Fixed Account - net	6,413	(41,993)	(14,875)	(64,052)	9,669	(134,117)
Increase (decrease) in net assets from contract
transactions	(393,631)	(411,071)	(311,301)	(303,719)	(685,770)	(772,933)

INCREASE (DECREASE) IN NET ASSETS	(216,979)	(194,984)	(117,036)	(77,051)	(300,691)	29,915
NET ASSETS AT BEGINNING OF PERIOD	2,416,998	2,611,982	2,256,039	2,333,090	4,449,966	4,420,051
NET ASSETS AT END OF PERIOD	$2,200,019	$2,416,998	$2,139,003	$2,256,039	$4,149,275	$4,449,966

UNITS OUTSTANDING
Units outstanding at beginning of period	145,801	172,655	108,571	125,636	231,004	277,694
Units issued	6,025	6,903	314	578	9,841	7,499
Units redeemed	(28,976)	(33,757)	(14,473)	(17,643)	(44,535)	(54,189)
Units outstanding at end of period	122,850	145,801	94,412	108,571	196,310	231,004

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	VIT Strategic Growth		VIT U.S. Equity Insights		Janus Henderson Forty (Institutional Shares)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(89)	$(185)	$(15,721)	$(15,944)	$(195)	$(161)
Net realized gains (losses)	431	3,913	727,435	305,619	766	1,493
Change in unrealized gains (losses)	1,696	(3,113)	26,116	29,727	2,555	(1,277)
Increase (decrease) in net assets from operations	2,038	615	737,830	319,402	3,126	55

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	390	—	—
Benefit payments	—	(984)	(86,424)	(97,442)	—	—
Payments on termination	—	—	(530,797)	(418,753)	—	(238)
Contract Maintenance Charge	(18)	(21)	(8,246)	(11,944)	(6)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(16,671)	(331,790)	(50,642)	(149)	64
Increase (decrease) in net assets from contract
transactions	(19)	(17,676)	(957,257)	(578,391)	(155)	(180)

INCREASE (DECREASE) IN NET ASSETS	2,019	(17,061)	(219,427)	(258,989)	2,971	(125)
NET ASSETS AT BEGINNING OF PERIOD	7,131	24,192	3,802,920	4,061,909	11,057	11,182
NET ASSETS AT END OF PERIOD	$9,150	$7,131	$3,583,493	$3,802,920	$14,028	$11,057

UNITS OUTSTANDING
Units outstanding at beginning of period	494	1,381	202,162	234,818	417	424
Units issued	—	—	4,633	4,911	—	2
Units redeemed	—	(887)	(50,411)	(37,567)	(5)	(9)
Units outstanding at end of period	494	494	156,384	202,162	412	417

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Lazard Retirement Emerging Markets Equity*		ClearBridge Variable Large Cap Value Portfolio I		Bond-Debenture
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1	$—	$—	$(1)	$306,697	$366,894
Net realized gains (losses)	1	(22)	16	(4)	269,750	(29,835)
Change in unrealized gains (losses)	23	29	43	9	357,454	1,007,083
Increase (decrease) in net assets from operations	25	7	59	4	933,901	1,344,142

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	6,416	9,775
Benefit payments	—	—	—	—	(529,027)	(619,877)
Payments on termination	—	(164)	—	(773)	(1,552,349)	(1,615,380)
Contract Maintenance Charge	(1)	(1)	(5)	(4)	(35,717)	(51,352)
Transfers among the sub-accounts and with the
Fixed Account - net	1	(11)	4	9	566,331	(407,509)
Increase (decrease) in net assets from contract
transactions	—	(176)	(1)	(768)	(1,544,346)	(2,684,343)

INCREASE (DECREASE) IN NET ASSETS	25	(169)	58	(764)	(610,445)	(1,340,201)
NET ASSETS AT BEGINNING OF PERIOD	93	262	449	1,213	13,197,739	14,537,940
NET ASSETS AT END OF PERIOD	$118	$93	$507	$449	$12,587,294	$13,197,739

UNITS OUTSTANDING
Units outstanding at beginning of period	2	6	22	65	721,160	874,314
Units issued	—	—	—	—	55,829	49,524
Units redeemed	—	(4)	—	(43)	(135,589)	(202,678)
Units outstanding at end of period	2	2	22	22	641,400	721,160

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		Lord Abbett Series Fund		Lord Abbett Series Fund
	Sub-Account		Sub-Account		Sub-Account
	Fundamental Equity		Growth and Income		Growth Opportunities
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,204)	$(17,862)	$(37,039)	$(16,410)	$(89,354)	$(94,167)
Net realized gains (losses)	337,574	74,342	1,541,695	442,160	160,847	(182,250)
Change in unrealized gains (losses)	36,894	402,320	(494,265)	965,313	998,739	246,635
Increase (decrease) in net assets from operations	352,264	458,800	1,010,391	1,391,063	1,070,232	(29,782)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,319	23,833	650	55,376	5,215	5,406
Benefit payments	(33,776)	(61,632)	(323,239)	(194,551)	(121,074)	(190,053)
Payments on termination	(439,009)	(279,095)	(1,344,552)	(1,145,751)	(738,687)	(667,573)
Contract Maintenance Charge	(7,005)	(10,839)	(26,031)	(34,234)	(17,697)	(23,289)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,419)	(341,568)	(517,235)	(188,568)	(217,056)	7,022
Increase (decrease) in net assets from contract
transactions	(484,890)	(669,301)	(2,210,407)	(1,507,728)	(1,089,299)	(868,487)

INCREASE (DECREASE) IN NET ASSETS	(132,626)	(210,501)	(1,200,016)	(116,665)	(19,067)	(898,269)
NET ASSETS AT BEGINNING OF PERIOD	3,596,562	3,807,063	10,145,975	10,262,640	5,567,000	6,465,269
NET ASSETS AT END OF PERIOD	$3,463,936	$3,596,562	$8,945,959	$10,145,975	$5,547,933	$5,567,000

UNITS OUTSTANDING
Units outstanding at beginning of period	167,273	201,227	581,502	677,041	258,019	298,180
Units issued	7,426	16,926	15,101	30,164	5,834	22,670
Units redeemed	(29,175)	(50,880)	(136,774)	(125,703)	(51,492)	(62,831)
Units outstanding at end of period	145,524	167,273	459,829	581,502	212,361	258,019

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lord Abbett Series Fund		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Mid-Cap Stock		MFS Growth		MFS High Yield
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122,904)	$(134,054)	$(9,769)	$(9,499)	$12,601	$13,102
Net realized gains (losses)	1,541,694	1,049,534	48,350	72,813	(866)	(2,639)
Change in unrealized gains (losses)	(850,760)	640,445	154,336	(55,380)	767	17,669
Increase (decrease) in net assets from operations	568,030	1,555,925	192,917	7,934	12,502	28,132

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,390	17,614	500	—	300	300
Benefit payments	(264,202)	(291,337)	(16,597)	(14,213)	—	—
Payments on termination	(1,289,581)	(1,085,931)	(19,973)	(46,324)	(14,358)	(27,445)
Contract Maintenance Charge	(26,128)	(37,080)	(481)	(517)	(138)	(145)
Transfers among the sub-accounts and with the
Fixed Account - net	278,605	(419,730)	(2,541)	(28,305)	1,260	(2,080)
Increase (decrease) in net assets from contract
transactions	(1,270,916)	(1,816,464)	(39,092)	(89,359)	(12,936)	(29,370)

INCREASE (DECREASE) IN NET ASSETS	(702,886)	(260,539)	153,825	(81,425)	(434)	(1,238)
NET ASSETS AT BEGINNING OF PERIOD	11,828,484	12,089,023	667,237	748,662	234,851	236,089
NET ASSETS AT END OF PERIOD	$11,125,598	$11,828,484	$821,062	$667,237	$234,417	$234,851

UNITS OUTSTANDING
Units outstanding at beginning of period	616,750	720,793	35,837	40,874	11,657	13,171
Units issued	35,432	22,797	85	114	130	71
Units redeemed	(98,741)	(126,840)	(1,967)	(5,151)	(743)	(1,585)
Units outstanding at end of period	553,441	616,750	33,955	35,837	11,044	11,657

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS Investors Trust		MFS New Discovery		MFS Research
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,273)	$(4,209)	$(14,542)	$(13,562)	$(396)	$(3,122)
Net realized gains (losses)	50,834	121,010	33,848	51,861	38,792	71,208
Change in unrealized gains (losses)	105,491	(66,696)	230,493	36,202	52,611	(35,348)
Increase (decrease) in net assets from operations	151,052	50,105	249,799	74,501	91,007	32,738

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,407	1,402	—	—
Benefit payments	(3,859)	2,139	(3,839)	(44,185)	(12,226)	(12,179)
Payments on termination	(32,380)	(144,254)	(36,186)	(101,985)	(10,349)	(94,389)
Contract Maintenance Charge	(553)	(607)	(793)	(875)	(175)	(194)
Transfers among the sub-accounts and with the
Fixed Account - net	(28,219)	(11,178)	(35,551)	(8,038)	(9)	(4)
Increase (decrease) in net assets from contract
transactions	(65,011)	(153,900)	(74,962)	(153,681)	(22,759)	(106,766)

INCREASE (DECREASE) IN NET ASSETS	86,041	(103,795)	174,837	(79,180)	68,248	(74,028)
NET ASSETS AT BEGINNING OF PERIOD	725,578	829,373	1,041,149	1,120,329	429,597	503,625
NET ASSETS AT END OF PERIOD	$811,619	$725,578	$1,215,986	$1,041,149	$497,845	$429,597

UNITS OUTSTANDING
Units outstanding at beginning of period	42,210	51,375	37,725	43,709	26,153	33,333
Units issued	78	921	267	549	—	729
Units redeemed	(3,390)	(10,086)	(2,633)	(6,533)	(1,206)	(7,909)
Units outstanding at end of period	38,898	42,210	35,359	37,725	24,947	26,153

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Total Return Bond		MFS Utilities		MFS Growth (Service Class)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,339	$18,975	$7,347	$5,626	$(1,303)	$(1,140)
Net realized gains (losses)	3,917	7,471	1,451	5,526	4,993	5,795
Change in unrealized gains (losses)	4,799	730	21,459	9,569	16,747	(4,251)
Increase (decrease) in net assets from operations	26,055	27,176	30,257	20,721	20,437	404

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,554	1,554	—	—	—	—
Benefit payments	(9,643)	(1,517)	—	—	—	—
Payments on termination	(28,591)	(71,516)	(5,976)	(1,552)	(1,205)	(1,740)
Contract Maintenance Charge	(455)	(563)	(38)	(41)	(22)	(21)
Transfers among the sub-accounts and with the
Fixed Account - net	(20,599)	(28,755)	(3)	2	(1,255)	(439)
Increase (decrease) in net assets from contract
transactions	(57,734)	(100,797)	(6,017)	(1,591)	(2,482)	(2,200)

INCREASE (DECREASE) IN NET ASSETS	(31,679)	(73,621)	24,240	19,130	17,955	(1,796)
NET ASSETS AT BEGINNING OF PERIOD	851,784	925,405	229,459	210,329	71,755	73,551
NET ASSETS AT END OF PERIOD	$820,105	$851,784	$253,699	$229,459	$89,710	$71,755

UNITS OUTSTANDING
Units outstanding at beginning of period	42,329	47,337	7,829	7,888	3,696	3,832
Units issued	364	210	—	—	—	—
Units redeemed	(3,229)	(5,218)	(185)	(59)	(136)	(136)
Units outstanding at end of period	39,464	42,329	7,644	7,829	3,560	3,696

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS Investors Trust (Service Class)		MFS New Discovery (Service Class)		MFS Research (Service Class)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,224)	$(1,103)	$(1,078)	$(1,493)	$(149)	$(324)
Net realized gains (losses)	7,351	14,979	3,851	6,926	3,030	3,814
Change in unrealized gains (losses)	17,817	(6,421)	13,068	1,843	4,041	(1,354)
Increase (decrease) in net assets from operations	23,944	7,455	15,841	7,276	6,922	2,136

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	20	20	—	—
Benefit payments	—	(4,232)	—	—	—	—
Payments on termination	(2,415)	(2,104)	(15,430)	(41,953)	(833)	(846)
Contract Maintenance Charge	(75)	(105)	(48)	(56)	(20)	(21)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,267)	(140)	(1,784)	6,772	(25)	(20)
Increase (decrease) in net assets from contract
transactions	(5,757)	(6,581)	(17,242)	(35,217)	(878)	(887)

INCREASE (DECREASE) IN NET ASSETS	18,187	874	(1,401)	(27,941)	6,044	1,249
NET ASSETS AT BEGINNING OF PERIOD	115,678	114,804	74,423	102,364	33,057	31,808
NET ASSETS AT END OF PERIOD	$133,865	$115,678	$73,022	$74,423	$39,101	$33,057

UNITS OUTSTANDING
Units outstanding at beginning of period	6,772	7,175	3,998	5,974	1,931	1,984
Units issued	—	9	20	881	—	—
Units redeemed	(308)	(412)	(904)	(2,857)	(47)	(53)
Units outstanding at end of period	6,464	6,772	3,114	3,998	1,884	1,931

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		Morgan Stanley Variable Insurance Fund, Inc.*		Morgan Stanley Variable Insurance Fund, Inc.*
	Sub-Account		Sub-Account		Sub-Account
	MFS Utilities (Service Class)		Morgan Stanley VIF Core Plus Fixed Income*		Morgan Stanley VIF Emerging Markets Equity*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$16,913	$14,202	$2,613	$1,404	$(134,691)	$(156,437)
Net realized gains (losses)	32,965	30,816	2,507	3,038	366,037	(72,402)
Change in unrealized gains (losses)	27,318	18,875	3,701	12,023	3,979,600	860,128
Increase (decrease) in net assets from operations	77,196	63,893	8,821	16,465	4,210,946	631,289

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	2,522	1,648	4,918
Benefit payments	99	—	—	(11,145)	(656,514)	(163,163)
Payments on termination	(206,857)	(127,801)	(13,092)	(141,674)	(746,997)	(690,929)
Contract Maintenance Charge	(14)	(52)	(140)	(174)	(5,032)	(5,396)
Transfers among the sub-accounts and with the
Fixed Account - net	(3,876)	9,814	(65,932)	23,221	(301,380)	(150,887)
Increase (decrease) in net assets from contract
transactions	(210,648)	(118,039)	(79,164)	(127,250)	(1,708,275)	(1,005,457)

INCREASE (DECREASE) IN NET ASSETS	(133,452)	(54,146)	(70,343)	(110,785)	2,502,671	(374,168)
NET ASSETS AT BEGINNING OF PERIOD	684,152	738,298	243,274	354,059	13,434,811	13,808,979
NET ASSETS AT END OF PERIOD	$550,700	$684,152	$172,931	$243,274	$15,937,482	$13,434,811

UNITS OUTSTANDING
Units outstanding at beginning of period	23,845	28,109	15,549	23,504	756,804	810,068
Units issued	184	834	64	3,223	44,072	50,435
Units redeemed	(6,661)	(5,098)	(4,881)	(11,178)	(124,761)	(103,699)
Units outstanding at end of period	17,368	23,845	10,732	15,549	676,115	756,804

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.*		Morgan Stanley Variable Insurance Fund, Inc.*		Morgan Stanley Variable Insurance Fund, Inc.*
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Infrastructure*		Morgan Stanley VIF Global Strategist*		Morgan Stanley VIF Growth*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$353,090	$338,079	$(155,147)	$(850,890)	$(409,859)	$(375,971)
Net realized gains (losses)	1,266,867	1,598,644	1,181,655	(414,787)	3,469,257	4,612,166
Change in unrealized gains (losses)	2,514,538	3,165,752	6,692,908	3,660,308	5,397,044	(5,002,662)
Increase (decrease) in net assets from operations	4,134,495	5,102,475	7,719,416	2,394,631	8,456,442	(766,467)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	360	953	2,462	12,365	4,685	289,606
Benefit payments	(3,062,285)	(2,148,551)	(4,280,078)	(3,857,853)	(840,900)	(485,352)
Payments on termination	(2,402,098)	(2,484,442)	(3,631,119)	(4,351,906)	(1,894,189)	(1,686,526)
Contract Maintenance Charge	(14,022)	(15,901)	(20,773)	(24,199)	(24,841)	(24,816)
Transfers among the sub-accounts and with the
Fixed Account - net	(459,902)	(652,447)	(781,236)	(1,113,246)	(1,056,269)	(326,952)
Increase (decrease) in net assets from contract
transactions	(5,937,947)	(5,300,388)	(8,710,744)	(9,334,839)	(3,811,514)	(2,234,040)

INCREASE (DECREASE) IN NET ASSETS	(1,803,452)	(197,913)	(991,328)	(6,940,208)	4,644,928	(3,000,507)
NET ASSETS AT BEGINNING OF PERIOD	38,250,875	38,448,788	57,487,571	64,427,779	22,120,195	25,120,702
NET ASSETS AT END OF PERIOD	$36,447,423	$38,250,875	$56,496,243	$57,487,571	$26,765,123	$22,120,195

UNITS OUTSTANDING
Units outstanding at beginning of period	906,684	1,029,379	4,167,920	4,840,923	1,123,772	1,233,710
Units issued	37,642	22,768	73,741	113,012	59,005	95,554
Units redeemed	(171,125)	(145,463)	(707,362)	(786,015)	(205,382)	(205,492)
Units outstanding at end of period	773,201	906,684	3,534,299	4,167,920	977,395	1,123,772

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc.*		Morgan Stanley Variable Insurance Fund, Inc.*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Mid Cap Growth*		Morgan Stanley VIF U.S. Real Estate*		Morgan Stanley VIF Emerging Markets Debt (Class II)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(177,550)	$(169,280)	$(27,620)	$(59,457)	$258,764	$297,520
Net realized gains (losses)	43,777	255,663	808,774	674,903	(31,199)	(112,951)
Change in unrealized gains (losses)	3,332,283	(1,219,122)	(602,688)	215,763	299,771	472,789
Increase (decrease) in net assets from operations	3,198,510	(1,132,739)	178,466	831,209	527,336	657,358

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	120	120	3,401	12,461	4,635	13,221
Benefit payments	(359,894)	(136,327)	(463,309)	(563,897)	(160,760)	(270,773)
Payments on termination	(698,543)	(485,573)	(1,130,917)	(1,042,528)	(889,349)	(707,686)
Contract Maintenance Charge	(3,049)	(3,415)	(3,979)	(5,028)	(8,722)	(26,392)
Transfers among the sub-accounts and with the
Fixed Account - net	(315,982)	(367,684)	(732,766)	(257,328)	(125,082)	(444,542)
Increase (decrease) in net assets from contract
transactions	(1,377,348)	(992,879)	(2,327,570)	(1,856,320)	(1,179,278)	(1,436,172)

INCREASE (DECREASE) IN NET ASSETS	1,821,162	(2,125,618)	(2,149,104)	(1,025,111)	(651,942)	(778,814)
NET ASSETS AT BEGINNING OF PERIOD	9,256,028	11,381,646	16,359,082	17,384,193	7,139,400	7,918,214
NET ASSETS AT END OF PERIOD	$11,077,190	$9,256,028	$14,209,978	$16,359,082	$6,487,458	$7,139,400

UNITS OUTSTANDING
Units outstanding at beginning of period	436,905	481,690	387,172	431,184	290,216	350,898
Units issued	18,377	13,545	8,652	9,624	11,900	16,379
Units redeemed	(72,009)	(58,330)	(63,922)	(53,636)	(57,032)	(77,061)
Units outstanding at end of period	383,273	436,905	331,902	387,172	245,084	290,216

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Emerging Markets Equity (Class II)*		Morgan Stanley VIF Global Franchise (Class II)*		Morgan Stanley VIF Global Infrastructure (Class II)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(43,622)	$(55,135)	$(101,184)	$(67,902)	$48,624	$35,843
Net realized gains (losses)	141,207	(81,715)	2,859,031	2,889,486	406,897	477,556
Change in unrealized gains (losses)	1,198,411	350,886	2,798,464	(1,807,916)	659,244	823,426
Increase (decrease) in net assets from operations	1,295,996	214,036	5,556,311	1,013,668	1,114,765	1,336,825

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	250	5,103	3,840	—	2,525
Benefit payments	(133,384)	(152,771)	(839,071)	(822,268)	(607,326)	(176,021)
Payments on termination	(912,498)	(318,400)	(2,817,025)	(3,254,249)	(486,511)	(731,226)
Contract Maintenance Charge	(16,733)	(20,335)	(64,877)	(101,026)	(6,090)	(7,631)
Transfers among the sub-accounts and with the
Fixed Account - net	(10,596)	(139,287)	(960,104)	(2,733,352)	(161,543)	(168,864)
Increase (decrease) in net assets from contract
transactions	(1,073,211)	(630,543)	(4,675,974)	(6,907,055)	(1,261,470)	(1,081,217)

INCREASE (DECREASE) IN NET ASSETS	222,785	(416,507)	880,337	(5,893,387)	(146,705)	255,608
NET ASSETS AT BEGINNING OF PERIOD	4,298,124	4,714,631	25,249,387	31,142,774	10,874,797	10,619,189
NET ASSETS AT END OF PERIOD	$4,520,909	$4,298,124	$26,129,724	$25,249,387	$10,728,092	$10,874,797

UNITS OUTSTANDING
Units outstanding at beginning of period	147,008	169,095	899,814	1,157,302	647,246	711,385
Units issued	4,929	4,295	16,749	47,675	4,446	18,391
Units redeemed	(35,708)	(26,382)	(162,963)	(305,163)	(72,419)	(82,530)
Units outstanding at end of period	116,229	147,008	753,600	899,814	579,273	647,246

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Global Strategist (Class II)*		Morgan Stanley VIF Growth (Class II)*		Morgan Stanley VIF Mid Cap Growth (Class II)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(142,656)	$(362,039)	$(88,163)	$(80,418)	$(203,312)	$(193,892)
Net realized gains (losses)	428,029	(128,730)	787,185	1,036,649	11,581	31,911
Change in unrealized gains (losses)	2,245,854	1,222,455	1,062,022	(1,130,509)	3,897,555	(1,172,643)
Increase (decrease) in net assets from operations	2,531,227	731,686	1,761,044	(174,278)	3,705,824	(1,334,624)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,560	3,135	815	180	8,091	7,698
Benefit payments	(975,568)	(1,011,809)	(153,842)	(112,143)	(256,731)	(525,386)
Payments on termination	(1,503,947)	(1,432,096)	(446,424)	(498,095)	(1,654,651)	(1,347,860)
Contract Maintenance Charge	(22,870)	(30,010)	(15,473)	(14,875)	(42,706)	(49,010)
Transfers among the sub-accounts and with the
Fixed Account - net	(485,969)	(855,090)	(240,906)	157,220	(940,638)	924,518
Increase (decrease) in net assets from contract
transactions	(2,986,794)	(3,325,870)	(855,830)	(467,713)	(2,886,635)	(990,040)

INCREASE (DECREASE) IN NET ASSETS	(455,567)	(2,594,184)	905,214	(641,991)	819,189	(2,324,664)
NET ASSETS AT BEGINNING OF PERIOD	19,630,077	22,224,261	4,616,807	5,258,798	11,118,721	13,443,385
NET ASSETS AT END OF PERIOD	$19,174,510	$19,630,077	$5,522,021	$4,616,807	$11,937,910	$11,118,721

UNITS OUTSTANDING
Units outstanding at beginning of period	1,459,997	1,711,406	167,151	183,970	592,106	627,046
Units issued	22,127	23,492	6,106	19,322	12,440	103,041
Units redeemed	(227,973)	(274,901)	(30,981)	(36,141)	(143,853)	(137,981)
Units outstanding at end of period	1,254,151	1,459,997	142,276	167,151	460,693	592,106

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Insurance Fund, Inc. (Class II)*		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Small Company Growth (Class II)*		Morgan Stanley VIF U.S. Real Estate (Class II)*		European Equity
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(32,026)	$(97,682)	$(95,402)	$(158,107)	$343,623	$359,690
Net realized gains (losses)	(1,310,986)	42,903	1,174,564	1,387,272	(37,010)	(572,111)
Change in unrealized gains (losses)	1,828,412	240,995	(813,233)	142,732	4,073,317	(826,502)
Increase (decrease) in net assets from operations	485,400	186,216	265,929	1,371,897	4,379,930	(1,038,923)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,990	4,732	11,374	6,888	1,222	21,434
Benefit payments	(11,342)	(214,458)	(467,935)	(953,486)	(890,054)	(1,010,509)
Payments on termination	(177,517)	(347,455)	(2,733,365)	(2,080,761)	(1,684,210)	(1,380,337)
Contract Maintenance Charge	(2,646)	(22,768)	(63,309)	(104,689)	(10,150)	(11,674)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,821,310)	(219,979)	419,682	(290,028)	(192,937)	(1,005,529)
Increase (decrease) in net assets from contract
transactions	(6,010,825)	(799,928)	(2,833,553)	(3,422,076)	(2,776,129)	(3,386,615)

INCREASE (DECREASE) IN NET ASSETS	(5,525,425)	(613,712)	(2,567,624)	(2,050,179)	1,603,801	(4,425,538)
NET ASSETS AT BEGINNING OF PERIOD	5,525,425	6,139,137	27,601,557	29,651,736	21,603,059	26,028,597
NET ASSETS AT END OF PERIOD	$—	$5,525,425	$25,033,933	$27,601,557	$23,206,860	$21,603,059

UNITS OUTSTANDING
Units outstanding at beginning of period	203,067	233,859	752,812	847,578	699,125	818,875
Units issued	2,079	15,490	37,004	43,415	20,826	31,651
Units redeemed	(205,146)	(46,282)	(114,566)	(138,181)	(92,983)	(151,401)
Units outstanding at end of period	—	203,067	675,250	752,812	626,968	699,125

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series		Morgan Stanley Variable Investment Series
	Sub-Account		Sub-Account		Sub-Account
	Income Plus		Limited Duration		Multi Cap Growth
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,002,868	$1,280,562	$43,013	$3,968	$(2,478,276)	$(2,228,423)
Net realized gains (losses)	523,524	1,690,941	(145,223)	(198,935)	24,263,364	29,249,475
Change in unrealized gains (losses)	817,467	(95,057)	95,073	407,481	45,939,233	(35,389,351)
Increase (decrease) in net assets from operations	2,343,859	2,876,446	(7,137)	212,514	67,724,321	(8,368,299)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,349	20,122	—	—	9,732	6,904
Benefit payments	(3,548,373)	(3,081,044)	(414,104)	(522,644)	(6,435,540)	(5,469,770)
Payments on termination	(3,239,007)	(2,940,025)	(350,881)	(362,972)	(14,685,803)	(9,916,191)
Contract Maintenance Charge	(16,360)	(19,099)	(2,506)	(3,044)	(61,884)	(65,187)
Transfers among the sub-accounts and with the
Fixed Account - net	(675,453)	(353,176)	126,512	(81,744)	(4,169,824)	(2,750,316)
Increase (decrease) in net assets from contract
transactions	(7,474,844)	(6,373,222)	(640,979)	(970,404)	(25,343,319)	(18,194,560)

INCREASE (DECREASE) IN NET ASSETS	(5,130,985)	(3,496,776)	(648,116)	(757,890)	42,381,002	(26,562,859)
NET ASSETS AT BEGINNING OF PERIOD	48,940,816	52,437,592	5,415,665	6,173,555	151,786,571	178,349,430
NET ASSETS AT END OF PERIOD	$43,809,831	$48,940,816	$4,767,549	$5,415,665	$194,167,573	$151,786,571

UNITS OUTSTANDING
Units outstanding at beginning of period	1,398,179	1,581,129	499,529	589,805	2,090,554	2,348,890
Units issued	68,889	55,127	28,235	26,472	46,398	68,448
Units redeemed	(275,264)	(238,077)	(87,307)	(116,748)	(295,907)	(326,784)
Units outstanding at end of period	1,191,804	1,398,179	440,457	499,529	1,841,045	2,090,554

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)		Morgan Stanley Variable Investment Series (Class Y Shares)
	Sub-Account		Sub-Account		Sub-Account
	European Equity (Class Y Shares)		Income Plus (Class Y Shares)		Limited Duration (Class Y Shares)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$55,638	$50,218	$765,786	$1,022,151	$48,291	$(118,498)
Net realized gains (losses)	(3,787)	(96,563)	460,414	1,774,614	(469,190)	(660,891)
Change in unrealized gains (losses)	1,067,690	(237,739)	1,048,014	(191,700)	265,720	1,474,588
Increase (decrease) in net assets from operations	1,119,541	(284,084)	2,274,214	2,605,065	(155,179)	695,199

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	870	8,359	2,222	21,936	300	300
Benefit payments	(81,625)	(53,868)	(3,137,337)	(2,651,668)	(923,788)	(976,479)
Payments on termination	(376,843)	(505,399)	(4,094,740)	(4,346,241)	(1,661,448)	(1,707,281)
Contract Maintenance Charge	(7,960)	(8,623)	(32,322)	(97,500)	(21,119)	(38,258)
Transfers among the sub-accounts and with the
Fixed Account - net	(81,081)	(35,616)	704,903	229,306	929,039	(161,494)
Increase (decrease) in net assets from contract
transactions	(546,639)	(595,147)	(6,557,274)	(6,844,167)	(1,677,016)	(2,883,212)

INCREASE (DECREASE) IN NET ASSETS	572,902	(879,231)	(4,283,060)	(4,239,102)	(1,832,195)	(2,188,013)
NET ASSETS AT BEGINNING OF PERIOD	5,644,028	6,523,259	51,599,589	55,838,691	21,692,204	23,880,217
NET ASSETS AT END OF PERIOD	$6,216,930	$5,644,028	$47,316,529	$51,599,589	$19,860,009	$21,692,204

UNITS OUTSTANDING
Units outstanding at beginning of period	534,228	588,846	2,921,247	3,326,411	2,316,494	2,627,164
Units issued	9,763	17,495	102,653	169,956	126,352	86,100
Units redeemed	(55,387)	(72,113)	(456,014)	(575,120)	(303,488)	(396,770)
Units outstanding at end of period	488,604	534,228	2,567,886	2,921,247	2,139,358	2,316,494

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Investment Series (Class Y Shares)		Neuberger Berman Advisors Management Trust		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Multi Cap Growth (Class Y Shares)		AMT Large Cap Value		Oppenheimer Capital Appreciation
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(840,723)	$(772,017)	$(230)	$(154)	$(31,498)	$(25,743)
Net realized gains (losses)	6,980,713	8,468,068	699	1,721	308,264	352,654
Change in unrealized gains (losses)	11,842,286	(10,291,619)	2,111	3,007	335,870	(437,109)
Increase (decrease) in net assets from operations	17,982,276	(2,595,568)	2,580	4,574	612,636	(110,198)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,060	97,840	—	—	27,025	36,333
Benefit payments	(1,939,545)	(1,261,604)	—	—	(34,402)	(49,435)
Payments on termination	(3,980,155)	(3,489,218)	(299)	(313)	(165,491)	(340,770)
Contract Maintenance Charge	(44,479)	(61,786)	(12)	(12)	(2,033)	(2,196)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,115,058)	(1,046,273)	1	—	(19,508)	(69,986)
Increase (decrease) in net assets from contract
transactions	(8,076,177)	(5,761,041)	(310)	(325)	(194,409)	(426,054)

INCREASE (DECREASE) IN NET ASSETS	9,906,099	(8,356,609)	2,270	4,249	418,227	(536,252)
NET ASSETS AT BEGINNING OF PERIOD	41,402,125	49,758,734	22,487	18,238	2,503,450	3,039,702
NET ASSETS AT END OF PERIOD	$51,308,224	$41,402,125	$24,757	$22,487	$2,921,677	$2,503,450

UNITS OUTSTANDING
Units outstanding at beginning of period	2,150,787	2,438,771	1,089	1,108	159,042	185,931
Units issued	37,701	81,245	—	—	3,214	3,434
Units redeemed	(360,964)	(369,229)	(14)	(19)	(14,404)	(30,323)
Units outstanding at end of period	1,827,524	2,150,787	1,075	1,089	147,852	159,042

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Conservative Balanced		Oppenheimer Discovery Mid Cap Growth		Oppenheimer Global
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,058	$11,557	$(8,917)	$(8,815)	$(8,280)	$(4,751)
Net realized gains (losses)	27,198	32,289	83,487	72,461	93,428	208,475
Change in unrealized gains (losses)	46,419	3,187	70,376	(57,266)	572,316	(241,947)
Increase (decrease) in net assets from operations	78,675	47,033	144,946	6,380	657,464	(38,223)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,500	3,000	—	—	29,893	22,058
Benefit payments	(65,578)	11,624	(11,765)	(11,307)	(12,334)	(21,175)
Payments on termination	(58,584)	(310,446)	(35,230)	(40,086)	(115,797)	(273,479)
Contract Maintenance Charge	(487)	(603)	(175)	(206)	(1,533)	(1,632)
Transfers among the sub-accounts and with the
Fixed Account - net	(45,347)	(970)	(5,152)	(17,094)	(55,637)	(149,070)
Increase (decrease) in net assets from contract
transactions	(165,496)	(297,395)	(52,322)	(68,693)	(155,408)	(423,298)

INCREASE (DECREASE) IN NET ASSETS	(86,821)	(250,362)	92,624	(62,313)	502,056	(461,521)
NET ASSETS AT BEGINNING OF PERIOD	1,070,194	1,320,556	554,222	616,535	1,950,722	2,412,243
NET ASSETS AT END OF PERIOD	$983,373	$1,070,194	$646,846	$554,222	$2,452,778	$1,950,722

UNITS OUTSTANDING
Units outstanding at beginning of period	72,227	93,258	52,424	57,888	72,913	90,264
Units issued	397	4,888	611	21	3,940	1,644
Units redeemed	(10,869)	(25,919)	(4,567)	(5,485)	(9,100)	(18,995)
Units outstanding at end of period	61,755	72,227	48,468	52,424	67,753	72,913

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global Strategic Income		Oppenheimer Main Street		Oppenheimer Main Street Small Cap
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,103	$51,086	$(2,884)	$(4,722)	$(4,511)	$(7,918)
Net realized gains (losses)	114	(3,574)	94,995	225,670	149,134	76,752
Change in unrealized gains (losses)	53,125	23,504	97,316	(90,808)	(8,631)	90,754
Increase (decrease) in net assets from operations	65,342	71,016	189,427	130,140	135,992	159,588

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,300	5,461	—	—	10,615	2,470
Benefit payments	(20,265)	(35,750)	(26,767)	(45,778)	(394)	(456)
Payments on termination	(60,325)	(104,216)	(147,997)	(188,085)	(47,747)	(143,187)
Contract Maintenance Charge	(551)	(677)	(739)	(831)	(1,259)	(1,348)
Transfers among the sub-accounts and with the
Fixed Account - net	229	(234)	(8,241)	(30,273)	55,308	151,703
Increase (decrease) in net assets from contract
transactions	(75,612)	(135,416)	(183,744)	(264,967)	16,523	9,182

INCREASE (DECREASE) IN NET ASSETS	(10,270)	(64,400)	5,683	(134,827)	152,515	168,770
NET ASSETS AT BEGINNING OF PERIOD	1,397,899	1,462,299	1,314,536	1,449,363	1,183,236	1,014,466
NET ASSETS AT END OF PERIOD	$1,387,629	$1,397,899	$1,320,219	$1,314,536	$1,335,751	$1,183,236

UNITS OUTSTANDING
Units outstanding at beginning of period	102,359	111,102	73,740	89,471	30,147	29,724
Units issued	2,194	1,264	3,819	777	11,155	6,901
Units redeemed	(6,216)	(10,007)	(13,475)	(16,508)	(11,033)	(6,478)
Units outstanding at end of period	98,337	102,359	64,084	73,740	30,269	30,147

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Total Return Bond*		Oppenheimer Capital Appreciation (SS)		Oppenheimer Conservative Balanced (SS)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,471	$12,200	$(267,546)	$(256,576)	$4,426	$37,456
Net realized gains (losses)	(4,597)	(20,261)	2,293,530	2,365,772	59,271	15,302
Change in unrealized gains (losses)	14,703	19,017	1,646,572	(2,933,145)	398,669	187,614
Increase (decrease) in net assets from operations	15,577	10,956	3,672,556	(823,949)	462,366	240,372

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,680	1,955	10,064	13,385	1,315	2,525
Benefit payments	—	—	(314,028)	(440,641)	(253,425)	(90,660)
Payments on termination	(18,462)	(45,805)	(2,276,612)	(2,045,091)	(481,460)	(603,035)
Contract Maintenance Charge	(488)	(551)	(48,655)	(62,594)	(24,314)	(30,818)
Transfers among the sub-accounts and with the
Fixed Account - net	14,696	(38,055)	(911,136)	83,501	(26,390)	(25,848)
Increase (decrease) in net assets from contract
transactions	(2,574)	(82,456)	(3,540,367)	(2,451,440)	(784,274)	(747,836)

INCREASE (DECREASE) IN NET ASSETS	13,003	(71,500)	132,189	(3,275,389)	(321,908)	(507,464)
NET ASSETS AT BEGINNING OF PERIOD	484,301	555,801	16,332,492	19,607,881	6,845,669	7,353,133
NET ASSETS AT END OF PERIOD	$497,304	$484,301	$16,464,681	$16,332,492	$6,523,761	$6,845,669

UNITS OUTSTANDING
Units outstanding at beginning of period	38,394	44,910	830,413	956,016	442,635	491,072
Units issued	1,278	2,260	11,598	57,822	13,743	36,869
Units redeemed	(1,504)	(8,776)	(169,180)	(183,425)	(62,600)	(85,306)
Units outstanding at end of period	38,168	38,394	672,831	830,413	393,778	442,635

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Discovery Mid Cap Growth (SS)		Oppenheimer Global (SS)		Oppenheimer Global Strategic Income (SS)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(100,328)	$(99,287)	$(67,039)	$(63,500)	$136,435	$1,185,295
Net realized gains (losses)	1,062,895	812,375	477,140	711,512	(106,880)	(381,538)
Change in unrealized gains (losses)	442,836	(687,005)	1,856,507	(839,483)	1,511,289	977,683
Increase (decrease) in net assets from operations	1,405,403	26,083	2,266,608	(191,471)	1,540,844	1,781,440

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,365	3,484	23,191	81,413	55,937	48,976
Benefit payments	(249,568)	(80,757)	(395,591)	(136,651)	(1,149,116)	(943,462)
Payments on termination	(766,997)	(534,013)	(938,245)	(873,275)	(4,193,120)	(4,597,176)
Contract Maintenance Charge	(21,487)	(24,364)	(24,619)	(26,144)	(81,577)	(150,569)
Transfers among the sub-accounts and with the
Fixed Account - net	(205,409)	(139,106)	(446,125)	(112,726)	568,344	(569,066)
Increase (decrease) in net assets from contract
transactions	(1,234,096)	(774,756)	(1,781,389)	(1,067,383)	(4,799,532)	(6,211,297)

INCREASE (DECREASE) IN NET ASSETS	171,307	(748,673)	485,219	(1,258,854)	(3,258,688)	(4,429,857)
NET ASSETS AT BEGINNING OF PERIOD	5,813,387	6,562,060	7,471,431	8,730,285	37,236,571	41,666,428
NET ASSETS AT END OF PERIOD	$5,984,694	$5,813,387	$7,956,650	$7,471,431	$33,977,883	$37,236,571

UNITS OUTSTANDING
Units outstanding at beginning of period	257,030	290,718	267,574	306,801	2,063,546	2,412,748
Units issued	2,198	14,846	2,685	20,262	101,381	124,094
Units redeemed	(49,447)	(48,534)	(57,679)	(59,489)	(359,065)	(473,296)
Units outstanding at end of period	209,781	257,030	212,580	267,574	1,805,862	2,063,546

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Main Street (SS)		Oppenheimer Main Street Small Cap (SS)		Oppenheimer Total Return Bond (SS)*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(183,045)	$(242,049)	$(132,029)	$(184,670)	$85,291	$286,463
Net realized gains (losses)	2,024,936	4,991,244	1,422,801	979,134	(271,821)	(415,000)
Change in unrealized gains (losses)	2,348,310	(1,988,167)	262,780	1,185,655	553,872	398,602
Increase (decrease) in net assets from operations	4,190,201	2,761,028	1,553,552	1,980,119	367,342	270,065

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	19,615	25,250	5,260	6,382	14,667	30,236
Benefit payments	(735,787)	(828,141)	(384,405)	(372,724)	(511,657)	(900,543)
Payments on termination	(3,417,985)	(3,571,412)	(1,578,863)	(1,479,156)	(1,596,497)	(2,198,734)
Contract Maintenance Charge	(80,836)	(110,021)	(42,055)	(52,102)	(42,944)	(60,172)
Transfers among the sub-accounts and with the
Fixed Account - net	(877,507)	(962,199)	103,903	(511,085)	334,495	349,117
Increase (decrease) in net assets from contract
transactions	(5,092,500)	(5,446,523)	(1,896,160)	(2,408,685)	(1,801,936)	(2,780,096)

INCREASE (DECREASE) IN NET ASSETS	(902,299)	(2,685,495)	(342,608)	(428,566)	(1,434,594)	(2,510,031)
NET ASSETS AT BEGINNING OF PERIOD	30,471,313	33,156,808	13,788,141	14,216,707	13,725,194	16,235,225
NET ASSETS AT END OF PERIOD	$29,569,014	$30,471,313	$13,445,533	$13,788,141	$12,290,600	$13,725,194

UNITS OUTSTANDING
Units outstanding at beginning of period	1,228,171	1,461,337	376,889	449,666	1,505,368	1,805,373
Units issued	24,678	37,440	22,191	20,123	122,895	144,290
Units redeemed	(213,094)	(270,606)	(70,685)	(92,900)	(317,716)	(444,295)
Units outstanding at end of period	1,039,755	1,228,171	328,395	376,889	1,310,547	1,505,368

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Foreign Bond (US Dollar-Hedged)		PIMCO VIT Commodity Real Return Strategy (Advisor Shares)		PIMCO VIT Emerging Markets Bond (Advisor Shares)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$22	$—	$79,099	$(6,596)	$19,130	$23,221
Net realized gains (losses)	1	14	(462,658)	(305,749)	(6,039)	(26,748)
Change in unrealized gains (losses)	(15)	15	381,813	428,396	32,456	77,392
Increase (decrease) in net assets from operations	8	29	(1,746)	116,051	45,547	73,865

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	150	—	—
Benefit payments	—	—	(250,368)	(11,759)	(16,858)	(49,063)
Payments on termination	—	(384)	(113,157)	(70,936)	(81,921)	(58,653)
Contract Maintenance Charge	(3)	(4)	(1,844)	(3,522)	(1,951)	(2,571)
Transfers among the sub-accounts and with the
Fixed Account - net	33	(2)	22,724	(99,011)	(42,867)	(48,917)
Increase (decrease) in net assets from contract
transactions	30	(390)	(342,645)	(185,078)	(143,597)	(159,204)

INCREASE (DECREASE) IN NET ASSETS	38	(361)	(344,391)	(69,027)	(98,050)	(85,339)
NET ASSETS AT BEGINNING OF PERIOD	600	961	943,603	1,012,630	639,423	724,762
NET ASSETS AT END OF PERIOD	$638	$600	$599,212	$943,603	$541,373	$639,423

UNITS OUTSTANDING
Units outstanding at beginning of period	33	56	167,844	203,839	41,156	52,074
Units issued	2	—	7,025	9,784	1,533	6,100
Units redeemed	—	(23)	(68,544)	(45,779)	(10,525)	(17,018)
Units outstanding at end of period	35	33	106,325	167,844	32,164	41,156

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT Real Return (Advisor Shares)*		PIMCO VIT Total Return		PIMCO VIT Total Return (Advisor Shares)
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$17,575	$10,178	$9	$8	$24,835	$36,066
Net realized gains (losses)	(16,543)	(19,567)	1	1	(561)	(19,790)
Change in unrealized gains (losses)	34,730	79,706	46	9	266,297	94,985
Increase (decrease) in net assets from operations	35,762	70,317	56	18	290,571	111,261

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	350	—	—	1,400	2,050
Benefit payments	(80,541)	(33,695)	—	—	(305,552)	(470,910)
Payments on termination	(304,081)	(200,872)	—	—	(1,171,002)	(1,021,158)
Contract Maintenance Charge	(4,722)	(9,051)	(5)	(5)	(25,907)	(39,840)
Transfers among the sub-accounts and with the
Fixed Account - net	2,229,314	(75,768)	175	34	(272,852)	309,019
Increase (decrease) in net assets from contract
transactions	1,839,970	(319,036)	170	29	(1,773,913)	(1,220,839)

INCREASE (DECREASE) IN NET ASSETS	1,875,732	(248,719)	226	47	(1,483,342)	(1,109,578)
NET ASSETS AT BEGINNING OF PERIOD	1,796,332	2,045,051	1,647	1,600	10,036,658	11,146,236
NET ASSETS AT END OF PERIOD	$3,672,064	$1,796,332	$1,873	$1,647	$8,553,316	$10,036,658

UNITS OUTSTANDING
Units outstanding at beginning of period	137,596	162,249	96	95	689,455	773,110
Units issued	178,504	3,952	10	6	49,300	53,469
Units redeemed	(38,408)	(28,605)	—	(5)	(168,156)	(137,124)
Units outstanding at end of period	277,692	137,596	106	96	570,599	689,455

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Profunds VP
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Financials		ProFund VP Health Care		ProFund VP Large-Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$—	$(9)	$—	$(9)	$(435)	$(391)
Net realized gains (losses)	—	565	—	881	2,045	3,606
Change in unrealized gains (losses)	—	(614)	—	(963)	(1,852)	1,852
Increase (decrease) in net assets from operations	—	(58)	—	(91)	(242)	5,067

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—	—
Benefit payments	—	—	—	—	—	—
Payments on termination	—	(1,607)	—	(1,577)	—	—
Contract Maintenance Charge	—	(1)	—	(1)	—	—
Transfers among the sub-accounts and with the		—		—
Fixed Account - net	—	40	—	(57)	(59,858)	55,033
Increase (decrease) in net assets from contract
transactions	—	(1,568)	—	(1,635)	(59,858)	55,033
		—		—
INCREASE (DECREASE) IN NET ASSETS	—	(1,626)	—	(1,726)	(60,100)	60,100
NET ASSETS AT BEGINNING OF PERIOD	—	1,626		1,726	60,100	—
NET ASSETS AT END OF PERIOD	$—	$—	$—	$—	$—	$60,100
		—		—
UNITS OUTSTANDING		—		—
Units outstanding at beginning of period	—	170		80	4,681	—
Units issued	—	4	—	—	1,661	13,767
Units redeemed	—	(174)	—	(80)	(6,342)	(9,086)
Units outstanding at end of period	—	—	—	—	—	4,681

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Profunds VP		Profunds VP		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	ProFund VP Telecommunications		ProFund VP Utilities		VT American Government Income
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$—	$(10)	$—	$(71)	$122,796	$72,503
Net realized gains (losses)	—	377	—	5,757	(382,054)	(393,460)
Change in unrealized gains (losses)	—	(173)	—	(3,958)	328,635	166,281
Increase (decrease) in net assets from operations	—	194	—	1,728	69,377	(154,676)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	13,777	35,793
Benefit payments	—	—	—	—	(588,682)	(187,760)
Payments on termination	—	(1,836)	—	(13,810)	(817,536)	(1,293,536)
Contract Maintenance Charge	—	(1)	—	(9)	(26,763)	(32,079)
Transfers among the sub-accounts and with the		—		—
Fixed Account - net	—	(24)	—	(2)	(390,799)	(408,407)
Increase (decrease) in net assets from contract
transactions	—	(1,861)	—	(13,821)	(1,810,003)	(1,885,989)
		—		—
INCREASE (DECREASE) IN NET ASSETS	—	(1,667)	—	(12,093)	(1,740,626)	(2,040,665)
NET ASSETS AT BEGINNING OF PERIOD	—	1,667		12,093	13,239,577	15,280,242
NET ASSETS AT END OF PERIOD	$—	$—	$—	$—	$11,498,951	$13,239,577
		—		—
UNITS OUTSTANDING		—		—
Units outstanding at beginning of period	—	151		1,008	818,662	925,196
Units issued	—	—	—	—	34,496	53,437
Units redeemed	—	(151)	—	(1,008)	(141,122)	(159,971)
Units outstanding at end of period	—	—	—	—	712,036	818,662

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Capital Opportunities		VT Diversified Income		VT Equity Income*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(31,520)	$(20,697)	$726,606	$1,075,078	$(853,072)	$252,540
Net realized gains (losses)	320,153	72,331	(497,505)	(852,850)	6,894,700	5,425,455
Change in unrealized gains (losses)	(79,724)	365,499	714,599	399,302	16,085,425	856,445
Increase (decrease) in net assets from operations	208,909	417,133	943,700	621,530	22,127,053	6,534,440

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	10,600	600	4,427	6,511	56,411	82,389
Benefit payments	(13,377)	(74,140)	(418,779)	(672,297)	(4,085,630)	(1,244,227)
Payments on termination	(169,801)	(248,716)	(1,048,296)	(1,157,462)	(9,446,355)	(4,599,826)
Contract Maintenance Charge	(11,005)	(11,250)	(30,443)	(34,746)	(301,696)	(172,002)
Transfers among the sub-accounts and with the
Fixed Account - net	20,617	33,764	(140,011)	(670,622)	106,573,153	(827,947)
Increase (decrease) in net assets from contract
transactions	(162,966)	(299,742)	(1,633,102)	(2,528,616)	92,795,883	(6,761,613)

INCREASE (DECREASE) IN NET ASSETS	45,943	117,391	(689,402)	(1,907,086)	114,922,936	(227,173)
NET ASSETS AT BEGINNING OF PERIOD	3,434,046	3,316,655	17,555,403	19,462,489	59,352,269	59,579,442
NET ASSETS AT END OF PERIOD	$3,479,989	$3,434,046	$16,866,001	$17,555,403	$174,275,205	$59,352,269

UNITS OUTSTANDING
Units outstanding at beginning of period	117,272	128,961	944,053	1,087,308	2,238,476	2,518,324
Units issued	9,920	9,816	25,048	24,465	4,358,174	153,217
Units redeemed	(15,578)	(21,505)	(110,485)	(167,720)	(674,516)	(433,065)
Units outstanding at end of period	111,614	117,272	858,616	944,053	5,922,134	2,238,476

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT George Putnam Balanced		VT Global Asset Allocation		VT Global Equity
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$52,990	$133,804	$3,230	$100,105	$(540)	$(38,447)
Net realized gains (losses)	940,443	190,172	932,320	1,569,264	275,865	20,478
Change in unrealized gains (losses)	4,628,222	2,373,709	1,601,907	(694,856)	2,871,328	(55,925)
Increase (decrease) in net assets from operations	5,621,655	2,697,685	2,537,457	974,513	3,146,653	(73,894)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,190	106,407	17,800	1,177	7,289	39,452
Benefit payments	(947,279)	(1,480,041)	(344,810)	(397,040)	(147,658)	(305,349)
Payments on termination	(3,926,624)	(3,111,705)	(1,275,425)	(1,462,643)	(707,110)	(719,712)
Contract Maintenance Charge	(106,941)	(115,546)	(51,271)	(56,276)	(35,303)	(36,962)
Transfers among the sub-accounts and with the
Fixed Account - net	16,571	1,141,240	(115,228)	(475,680)	(564,049)	(171,569)
Increase (decrease) in net assets from contract
transactions	(4,947,083)	(3,459,645)	(1,768,934)	(2,390,462)	(1,446,831)	(1,194,140)

INCREASE (DECREASE) IN NET ASSETS	674,572	(761,960)	768,523	(1,415,949)	1,699,822	(1,268,034)
NET ASSETS AT BEGINNING OF PERIOD	43,741,614	44,503,574	19,440,502	20,856,451	12,373,151	13,641,185
NET ASSETS AT END OF PERIOD	$44,416,186	$43,741,614	$20,209,025	$19,440,502	$14,072,973	$12,373,151

UNITS OUTSTANDING
Units outstanding at beginning of period	2,835,833	3,058,434	1,032,882	1,162,202	1,126,197	1,232,948
Units issued	100,953	271,277	34,399	45,141	13,909	39,040
Units redeemed	(389,069)	(493,878)	(119,485)	(174,461)	(127,543)	(145,791)
Units outstanding at end of period	2,547,717	2,835,833	947,796	1,032,882	1,012,563	1,126,197

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Global Health Care		VT Global Utilities		VT Government Money Market*
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(199,365)	$(361,704)	$113,155	$44	$(487,899)	$(637,022)
Net realized gains (losses)	2,663,330	3,872,684	282,965	413,514	—	—
Change in unrealized gains (losses)	477,393	(7,143,495)	1,055,022	(307,736)	—	—
Increase (decrease) in net assets from operations	2,941,358	(3,632,515)	1,451,142	105,822	(487,899)	(637,022)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	42,688	45,210	2,020	2,138	51,070	9,895
Benefit payments	(910,019)	(354,187)	(348,679)	(225,118)	(2,451,280)	(3,070,301)
Payments on termination	(1,805,561)	(1,085,989)	(551,085)	(617,651)	(7,589,823)	(9,392,708)
Contract Maintenance Charge	(62,708)	(78,780)	(18,557)	(21,704)	(87,717)	(192,203)
Transfers among the sub-accounts and with the
Fixed Account - net	(716,319)	(2,433,790)	(326,783)	(251,286)	6,445,957	7,188,248
Increase (decrease) in net assets from contract
transactions	(3,451,919)	(3,907,536)	(1,243,084)	(1,113,621)	(3,631,793)	(5,457,069)

INCREASE (DECREASE) IN NET ASSETS	(510,561)	(7,540,051)	208,058	(1,007,799)	(4,119,692)	(6,094,091)
NET ASSETS AT BEGINNING OF PERIOD	21,889,246	29,429,297	7,446,157	8,453,956	38,866,150	44,960,241
NET ASSETS AT END OF PERIOD	$21,378,685	$21,889,246	$7,654,215	$7,446,157	$34,746,458	$38,866,150

UNITS OUTSTANDING
Units outstanding at beginning of period	923,219	1,084,970	569,870	651,164	4,094,895	4,647,000
Units issued	23,449	32,865	12,303	37,522	1,124,756	1,458,200
Units redeemed	(151,768)	(194,616)	(92,310)	(118,816)	(1,505,530)	(2,010,305)
Units outstanding at end of period	794,900	923,219	489,863	569,870	3,714,121	4,094,895

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Growth and Income*		VT Growth Opportunities		VT High Yield
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,725,240	$328,752	$(1,294,267)	$(220,024)	$1,067,188	$1,298,476
Net realized gains (losses)	23,893,898	5,079,053	3,603,145	972,700	(180,342)	(634,561)
Change in unrealized gains (losses)	(20,594,910)	7,879,887	21,508,487	144,003	376,694	2,657,803
Increase (decrease) in net assets from operations	5,024,228	13,287,692	23,817,365	896,679	1,263,540	3,321,718

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	189,100	62,743	57,798	9,021	27,991	45,791
Benefit payments	(1,703,496)	(4,251,204)	(2,327,855)	(294,752)	(674,359)	(888,975)
Payments on termination	(4,262,275)	(8,440,209)	(7,650,192)	(1,267,312)	(2,027,210)	(2,336,964)
Contract Maintenance Charge	(77,469)	(257,251)	(228,108)	(53,128)	(55,966)	(75,046)
Transfers among the sub-accounts and with the
Fixed Account - net	(110,391,957)	(4,238,640)	(2,977,990)	78,938,012	(607,622)	(1,172,355)
Increase (decrease) in net assets from contract
transactions	(116,246,097)	(17,124,561)	(13,126,347)	77,331,841	(3,337,166)	(4,427,549)

INCREASE (DECREASE) IN NET ASSETS	(111,221,869)	(3,836,869)	10,691,018	78,228,520	(2,073,626)	(1,105,831)
NET ASSETS AT BEGINNING OF PERIOD	111,221,869	115,058,738	87,440,522	9,212,002	24,946,039	26,051,870
NET ASSETS AT END OF PERIOD	$—	$111,221,869	$98,131,540	$87,440,522	$22,872,413	$24,946,039

UNITS OUTSTANDING
Units outstanding at beginning of period	6,499,513	7,628,374	10,017,371	1,178,760	1,074,100	1,268,905
Units issued	75,824	214,409	145,473	9,153,639	31,676	206,936
Units redeemed	(6,575,337)	(1,343,270)	(1,441,279)	(315,028)	(169,751)	(401,741)
Units outstanding at end of period	—	6,499,513	8,721,565	10,017,371	936,025	1,074,100

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Income		VT International Equity		VT International Growth
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,490,422	$1,703,209	$417,259	$1,096,921	$(32,889)	$(40,751)
Net realized gains (losses)	(542,407)	(797,611)	(329,268)	(1,494,895)	409,029	200,428
Change in unrealized gains (losses)	1,100,105	(600,282)	12,615,976	(2,147,594)	2,357,511	(991,218)
Increase (decrease) in net assets from operations	2,048,120	305,316	12,703,967	(2,545,568)	2,733,651	(831,541)

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,937	45,069	69,859	104,822	25,553	21,012
Benefit payments	(1,283,213)	(1,788,124)	(1,326,191)	(1,496,010)	(330,404)	(362,914)
Payments on termination	(4,521,811)	(5,354,003)	(5,152,315)	(4,073,384)	(587,549)	(397,903)
Contract Maintenance Charge	(123,746)	(165,300)	(129,719)	(150,370)	(34,784)	(37,447)
Transfers among the sub-accounts and with the
Fixed Account - net	1,051,625	(715,198)	(1,424,806)	(903,884)	(199,970)	(226,219)
Increase (decrease) in net assets from contract
transactions	(4,863,208)	(7,977,556)	(7,963,172)	(6,518,826)	(1,127,154)	(1,003,471)

INCREASE (DECREASE) IN NET ASSETS	(2,815,088)	(7,672,240)	4,740,795	(9,064,394)	1,606,497	(1,835,012)
NET ASSETS AT BEGINNING OF PERIOD	52,371,445	60,043,685	54,621,275	63,685,669	8,836,640	10,671,652
NET ASSETS AT END OF PERIOD	$49,556,357	$52,371,445	$59,362,070	$54,621,275	$10,443,137	$8,836,640

UNITS OUTSTANDING
Units outstanding at beginning of period	3,101,981	3,573,126	4,241,322	4,742,725	783,661	874,210
Units issued	142,202	183,779	151,859	245,910	45,241	33,906
Units redeemed	(423,774)	(654,924)	(680,873)	(747,313)	(132,429)	(124,455)
Units outstanding at end of period	2,820,409	3,101,981	3,712,308	4,241,322	696,473	783,661

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT International Value		VT Investors		VT Multi-Cap Growth
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,406	$102,567	$(144,765)	$(31,332)	$(549,995)	$(459,202)
Net realized gains (losses)	(252,802)	(385,790)	4,671,541	3,508,865	8,873,627	9,074,132
Change in unrealized gains (losses)	2,416,146	228,122	4,303,405	800,114	8,736,026	(4,714,904)
Increase (decrease) in net assets from operations	2,175,750	(55,101)	8,830,181	4,277,647	17,059,658	3,900,026

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	17,337	32,936	15,775	33,634	72,297	128,174
Benefit payments	(236,608)	(180,767)	(757,862)	(1,780,391)	(1,665,521)	(1,338,286)
Payments on termination	(868,564)	(450,658)	(2,962,210)	(2,615,068)	(5,993,796)	(4,351,313)
Contract Maintenance Charge	(29,191)	(31,835)	(101,971)	(116,523)	(210,869)	(216,883)
Transfers among the sub-accounts and with the
Fixed Account - net	(247,701)	(244,772)	(1,037,170)	(1,546,515)	(1,360,849)	(2,289,175)
Increase (decrease) in net assets from contract
transactions	(1,364,727)	(875,096)	(4,843,438)	(6,024,863)	(9,158,738)	(8,067,483)

INCREASE (DECREASE) IN NET ASSETS	811,023	(930,197)	3,986,743	(1,747,216)	7,900,920	(4,167,457)
NET ASSETS AT BEGINNING OF PERIOD	10,002,022	10,932,219	44,326,043	46,073,259	65,714,392	69,881,849
NET ASSETS AT END OF PERIOD	$10,813,045	$10,002,022	$48,312,786	$44,326,043	$73,615,312	$65,714,392

UNITS OUTSTANDING
Units outstanding at beginning of period	781,386	850,399	3,120,920	3,592,701	4,862,852	5,488,157
Units issued	20,873	27,165	67,838	52,044	105,192	99,812
Units redeemed	(115,489)	(96,178)	(383,610)	(523,825)	(702,682)	(725,117)
Units outstanding at end of period	686,770	781,386	2,805,148	3,120,920	4,265,362	4,862,852

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Putnam Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT Multi-Cap Value		VT Research		VT Small Cap Value
	2017	2016	2017	2016	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,279)	$(42,767)	$(164,192)	$31,179	$(266,153)	$(96,880)
Net realized gains (losses)	435,027	771,295	1,779,575	1,233,753	1,535,673	2,573,588
Change in unrealized gains (losses)	148,617	(66,803)	2,636,895	446,999	755,157	4,897,035
Increase (decrease) in net assets from operations	547,365	661,725	4,252,278	1,711,931	2,024,677	7,373,743

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,219	4,626	14,936	11,809	14,537	18,802
Benefit payments	(124,046)	(14,222)	(718,951)	(463,640)	(917,540)	(523,536)
Payments on termination	(626,490)	(352,024)	(1,403,791)	(1,293,979)	(2,307,953)	(1,894,830)
Contract Maintenance Charge	(16,643)	(17,274)	(53,124)	(58,902)	(52,580)	(54,371)
Transfers among the sub-accounts and with the						—
Fixed Account - net	(1,230)	297,741	(895,210)	(798,618)	(760,729)	(624,739)
Increase (decrease) in net assets from contract
transactions	(767,190)	(81,153)	(3,056,140)	(2,603,330)	(4,024,265)	(3,078,674)
						—
INCREASE (DECREASE) IN NET ASSETS	(219,825)	580,572	1,196,138	(891,399)	(1,999,588)	4,295,069
NET ASSETS AT BEGINNING OF PERIOD	6,248,088	5,667,516	21,006,393	21,897,792	35,691,804	31,396,735
NET ASSETS AT END OF PERIOD	$6,028,263	$6,248,088	$22,202,531	$21,006,393	$33,692,216	$35,691,804

UNITS OUTSTANDING
Units outstanding at beginning of period	208,638	210,684	1,267,262	1,434,943	1,109,424	1,229,150
Units issued	14,343	24,997	23,903	39,051	40,336	59,847
Units redeemed	(38,605)	(27,043)	(185,143)	(206,732)	(155,057)	(179,573)
Units outstanding at end of period	184,376	208,638	1,106,022	1,267,262	994,703	1,109,424

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.*
	Sub-Account
	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)*
	2017	2016
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(38)	$(2)
Net realized gains (losses)	1,666	2,109
Change in unrealized gains (losses)	1,580	(202)
Increase (decrease) in net assets from operations	3,208	1,905

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Benefit payments	—	—
Payments on termination	—	—
Contract Maintenance Charge	(8)	(7)
Transfers among the sub-accounts and with the		—
Fixed Account - net	(1)	—
Increase (decrease) in net assets from contract
transactions	(9)	(7)

INCREASE (DECREASE) IN NET ASSETS	3,199	1,898
NET ASSETS AT BEGINNING OF PERIOD	23,132	21,234
NET ASSETS AT END OF PERIOD	$26,331	$23,132

UNITS OUTSTANDING
Units outstanding at beginning of period	1,353	1,354
Units issued	—	—
Units redeemed	(1)	(1)
Units outstanding at end of period	1,352	1,353

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“Allstate”). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish Allstate’s contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.
Allstate issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity II Asset Manager
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Advanced Series Trust	Advanced Series Trust (continued)
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2016*
AST Advanced Strategies	AST Bond Portfolio 2018
AST AQR Emerging Markets Equity*,**	AST Bond Portfolio 2019
AST AQR Large-Cap**	AST Bond Portfolio 2020**
AST Balanced Asset Allocation	AST Bond Portfolio 2021**
AST BlackRock Global Strategies	AST Bond Portfolio 2022**
AST BlackRock iShares ETF*	AST Bond Portfolio 2023
AST BlackRock Low Duration Bond	AST Bond Portfolio 2024
AST BlackRock/Loomis Sayles Bond*	AST Bond Portfolio 2025**

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Advanced Series Trust (continued)	Advanced Series Trust (continued)
AST Bond Portfolio 2026	AST Wellington Management Hedged Equity
AST Bond Portfolio 2027	AST Western Asset Core Plus Bond
AST Bond Portfolio 2028*,**	AST Western Asset Emerging Markets Debt**
AST Boston Partners Large-Cap Value*
AST Capital Growth Asset Allocation	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)*
AST ClearBridge Dividend Growth**	Invesco V.I. American Franchise
AST Cohen & Steers Realty	Invesco V.I. American Value
AST Defensive Asset Allocation*	Invesco V.I. Comstock
AST FI Pyramis® Quantitative	Invesco V.I. Core Equity
AST Global Real Estate	Invesco V.I. Core Plus Bond
AST Goldman Sachs Large-Cap Value*	Invesco V.I. Diversified Dividend
AST Goldman Sachs Mid-Cap Growth	Invesco V.I. Equity and Income
AST Goldman Sachs Multi-Asset*	Invesco V.I. Global Core Equity
AST Goldman Sachs Small-Cap Value	Invesco V.I. Government Money Market
AST Government Money Market	Invesco V.I. Government Securities
AST High Yield	Invesco V.I. High Yield
AST Hotchkis & Wiley Large-Cap Value	Invesco V.I. International Growth
AST International Growth	Invesco V.I. Managed Volatility
AST International Value	Invesco V.I. Mid Cap Core Equity
AST Investment Grade Bond	Invesco V.I. Mid Cap Growth
AST Jennison Large-Cap Growth**	Invesco V.I. S&P 500 Index
AST J.P. Morgan Global Thematic	Invesco V.I. Technology
AST J.P. Morgan International Equity	Invesco V.I. Value Opportunities
AST J.P. Morgan Strategic Opportunities
AST Loomis Sayles Large-Cap Growth	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)*
AST Lord Abbett Core Fixed Income	Invesco V.I. American Franchise II
AST MFS Global Equity	Invesco V.I. American Value II
AST MFS Growth	Invesco V.I. Comstock II
AST MFS Large-Cap Value**	Invesco V.I. Core Equity II
AST Neuberger Berman/LSV Mid-Cap Value	Invesco V.I. Core Plus Bond II
AST New Discovery Asset Allocation	Invesco V.I. Diversified Dividend II
AST Parametric Emerging Markets Equity	Invesco V.I. Equity and Income II
AST Preservation Asset Allocation*	Invesco V.I. Global Core Equity II
AST Prudential Core Bond**	Invesco V.I. Government Money Market II
AST Prudential Growth Allocation*	Invesco V.I. Government Securities II
AST QMA Emerging Markets Equity*	Invesco V.I. Growth and Income II
AST QMA Large-Cap**	Invesco V.I. High Yield II
AST QMA US Equity Alpha	Invesco V.I. International Growth II
AST Quantitative Modeling**	Invesco V.I. Managed Volatility II
AST RCM World Trends	Invesco V.I. Mid Cap Core Equity II
AST Schroders Global Tactical*	Invesco V.I. Mid Cap Growth II
AST Small-Cap Growth	Invesco V.I. S&P 500 Index II
AST Small-Cap Growth Opportunities	Invesco V.I. Technology II
AST Small-Cap Value	Invesco V.I. Value Opportunities II
AST Templeton Global Bond
AST T. Rowe Price Asset Allocation	Alliance Bernstein Variable Product Series Fund
AST T. Rowe Price Large-Cap Growth	AB VPS Growth
AST T. Rowe Price Large-Cap Value*	AB VPS Growth & Income
AST T. Rowe Price Natural Resources	AB VPS International Value
AST WEDGE Capital Mid-Cap Value	AB VPS Large Cap Growth

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Alliance Bernstein Variable Product Series Fund (continued)	Fidelity Variable Insurance Products Fund (Service Class 2) (continued)
AB VPS Small/Mid Cap Value	VIP Growth Opportunities (Service Class 2)
AB VPS Value	VIP High Income (Service Class 2)
VIP Index 500 (Service Class 2)
American Century Variable Portfolios, Inc.	VIP Investment Grade Bond (Service Class 2)
American Century VP Balanced**	VIP Mid Cap (Service Class 2)
American Century VP International	VIP Overseas (Service Class 2)

Deutsche Variable Series I	Franklin Templeton Variable Insurance Products Trust
Deutsche Bond VIP (Class A)*	Franklin Flex Cap Growth VIP (Class 2)*
Deutsche Capital Growth VIP (Class A)*	Franklin Growth and Income VIP (Class 2)*
Deutsche Core Equity VIP (Class A)*	Franklin High Income VIP (Class 2)*
Deutsche CROCI® International VIP (Class A)*	Franklin Income VIP (Class 2)*
Deutsche Global Small Cap VIP (Class A)*	Franklin Large Cap Growth VIP (Class 2)*
Franklin Mutual Global Discovery VIP (Class 2)*
Deutsche Variable Series II	Franklin Mutual Shares VIP (Class 2)*
Deutsche Global Income Builder VIP (Class A) II*	Franklin Small Cap Value VIP (Class 2)*
Deutsche Government Money Market VIP (Class A) II*	Franklin Small-Mid Cap Growth VIP (Class 2)*
Deutsche Small Mid Cap Growth VIP (Class A) II*	Franklin U.S. Government Securities VIP (Class 2)*
Templeton Developing Markets VIP (Class 2)*
Dreyfus Stock Index Fund, Inc.*	Templeton Foreign VIP (Class 2)*
Dreyfus Stock Index Fund, Inc. (Initial Shares)*	Templeton Global Bond VIP (Class 2)*
Templeton Growth VIP (Class 2)*
Dreyfus Variable Investment Fund
VIF Government Money Market	Goldman Sachs Variable Insurance Trust
VIF Growth & Income	VIT Large Cap Value
VIT Mid Cap Value
Federated Insurance Series	VIT Small Cap Equity Insights
Federated Government Money Fund II	VIT Strategic Growth
VIT Strategic International Equity**
Fidelity Variable Insurance Products Fund	VIT U.S. Equity Insights
VIP Contrafund
VIP Equity-Income	Janus Aspen Series
VIP Government Money Market*	Janus Henderson Forty (Institutional Shares)*
VIP Growth
VIP High Income	Janus Aspen Series (Service Shares)
VIP Index 500	Janus Henderson Global Research (Service Shares)*,**
VIP Investment Grade Bond	Janus Henderson Overseas (Service Shares)*,**
VIP Overseas
Lazard Retirement Series, Inc.
Fidelity Variable Insurance Products Fund (Service Class 2)	Lazard Retirement Emerging Markets Equity*
VIP Asset Manager Growth (Service Class 2)**
VIP Contrafund (Service Class 2)	Legg Mason Partners Variable Equity Trust
VIP Equity-Income (Service Class 2)	ClearBridge Variable Large Cap Value Portfolio I
VIP Freedom 2010 Portfolio (Service Class 2)
VIP Freedom 2020 Portfolio (Service Class 2)	Lord Abbett Series Fund
VIP Freedom 2030 Portfolio (Service Class 2)	Bond-Debenture
VIP Freedom Income Portfolio (Service Class 2)	Fundamental Equity
VIP Government Money Market (Service Class 2)*	Growth and Income
VIP Growth (Service Class 2)	Growth Opportunities
VIP Growth & Income (Service Class 2)	Mid-Cap Stock

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

MFS Variable Insurance Trust	Neuberger Berman Advisors Management Trust (continued)
MFS Growth	AMT Mid-Cap Growth**
MFS High Yield
MFS Investors Trust	Oppenheimer Variable Account Funds
MFS New Discovery	Oppenheimer Capital Appreciation
MFS Research	Oppenheimer Conservative Balanced
MFS Total Return Bond	Oppenheimer Discovery Mid Cap Growth
MFS Utilities	Oppenheimer Global
Oppenheimer Global Strategic Income
MFS Variable Insurance Trust (Service Class)	Oppenheimer Main Street
MFS Growth (Service Class)	Oppenheimer Main Street Small Cap
MFS Investors Trust (Service Class)	Oppenheimer Total Return Bond*
MFS New Discovery (Service Class)
MFS Research (Service Class)	Oppenheimer Variable Account Funds (Service Shares ("SS"))
MFS Utilities (Service Class)	Oppenheimer Capital Appreciation (SS)
Oppenheimer Conservative Balanced (SS)
Morgan Stanley Variable Insurance Fund, Inc.*	Oppenheimer Discovery Mid Cap Growth (SS)
Morgan Stanley VIF Core Plus Fixed Income*	Oppenheimer Global (SS)
Morgan Stanley VIF Emerging Markets Equity*	Oppenheimer Global Strategic Income (SS)
Morgan Stanley VIF Global Infrastructure*	Oppenheimer International Growth (SS)**
Morgan Stanley VIF Global Strategist*	Oppenheimer Main Street (SS)
Morgan Stanley VIF Growth*	Oppenheimer Main Street Small Cap (SS)
Morgan Stanley VIF Mid Cap Growth*	Oppenheimer Total Return Bond (SS)*
Morgan Stanley VIF U.S. Real Estate*
PIMCO Variable Insurance Trust
Morgan Stanley Variable Insurance Fund, Inc. (Class II)*	Foreign Bond (US Dollar-Hedged)
Morgan Stanley VIF Emerging Markets Debt (Class II)*	PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
Morgan Stanley VIF Emerging Markets Equity (Class II)*	PIMCO VIT Emerging Markets Bond (Advisor Shares)
Morgan Stanley VIF Global Franchise (Class II)*	PIMCO VIT Real Return (Advisor Shares)*
Morgan Stanley VIF Global Infrastructure (Class II)*	PIMCO VIT Total Return
Morgan Stanley VIF Global Strategist (Class II)*	PIMCO VIT Total Return (Advisor Shares)
Morgan Stanley VIF Growth (Class II)*
Morgan Stanley VIF Mid Cap Growth (Class II)*	Profunds VP
Morgan Stanley VIF Small Company Growth (Class II)*	ProFund VP Consumer Goods**
Morgan Stanley VIF U.S. Real Estate (Class II)*	ProFund VP Consumer Services**
ProFund VP Financials**
Morgan Stanley Variable Investment Series	ProFund VP Health Care**
European Equity	ProFund VP Industrials**
Income Plus	ProFund VP Large-Cap Growth**
Limited Duration	ProFund VP Large-Cap Value**
Multi Cap Growth	ProFund VP Mid-Cap Growth**
ProFund VP Mid-Cap Value**
Morgan Stanley Variable Investment Series (Class Y Shares)	ProFund VP Real Estate**
European Equity (Class Y Shares)	ProFund VP Small-Cap Growth**
Income Plus (Class Y Shares)	ProFund VP Small-Cap Value**
Limited Duration (Class Y Shares)	ProFund VP Telecommunications**
Multi Cap Growth (Class Y Shares)	ProFund VP Utilities**

Neuberger Berman Advisors Management Trust	Putnam Variable Trust
AMT Guardian**	VT American Government Income
AMT Large Cap Value	VT Capital Opportunities

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1.	Organization (continued)

Putnam Variable Trust (continued)	Putnam Variable Trust (continued)
VT Diversified Income	VT International Growth
VT Equity Income*	VT International Value
VT George Putnam Balanced	VT Investors
VT Global Asset Allocation	VT Multi-Cap Growth
VT Global Equity	VT Multi-Cap Value
VT Global Health Care	VT Research
VT Global Utilities	VT Small Cap Value
VT Government Money Market*
VT Growth and Income*	Rydex Variable Trust
VT Growth Opportunities	Rydex VIF NASDAQ-100**
VT High Yield
VT Income	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.*
VT International Equity	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)*
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.
(**) Sub-account was available, but had no net assets as of December 31, 2017.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Allstate general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
2. Portfolio Changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2017:
The following sub-account was opened during the year ended December 31, 2017:

AST Bond Portfolio 2028 (sub-account launched on January 3, 2017)
The following sub-accounts were merged during the year ended December 31, 2017:

Date:	Merged from:	Merged to:
April 28, 2017	AST BlackRock iShares ETF	AST Goldman Sachs Multi-Asset
April 28, 2017	AST Boston Partners Large-Cap Value	AST Goldman Sachs Large-Cap Value
April 28, 2017	AST Defensive Asset Allocation	AST Preservation Asset Allocation
April 28, 2017	AST QMA Emerging Markets Equity	AST AQR Emerging Markets Equity
April 28, 2017	AST Schroders Global Tactical	AST Prudential Growth Allocation
April 28, 2017	Franklin High Income VIP (Class 2)	PIMCO VIT Real Return (Advisor Shares)
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund - VIP Government Money Market
April 28, 2017	Franklin High Income VIP (Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

Date:	Merged from:	Merged to:
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
April 28, 2017	Morgan Stanley VIF Small Company Growth (Class II)	Putnam Variable Trust - VT Government Money Market
May 12, 2017	Putnam Variable Trust - VT Growth and Income	Putnam Variable Trust - VT Equity Income

The following sub-account was closed during the year ended December 31, 2017:

Date:	Fund name:
January 3, 2017	AST Bond Portfolio 2016
The following fund managers had name changes during the year ended December 31, 2017:

Former name:	New name:
Dreyfus Socially Responsible Growth Fund, Inc.	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
Dreyfus Stock Index Fund	Dreyfus Stock Index Fund, Inc.
Invesco Investment Services	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Investment Services (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
The Universal Institutional Funds, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
The Universal Institutional Funds, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)
The following Funds had name changes during the year ended December 31, 2017:

Former name:	New name:
AST PIMCO Total Return Bond	AST BlackRock/Loomis Sayles Bond
AST Value Equity	AST T. Rowe Price Large-Cap Value
Deutsche Bond VIP A	Deutsche Bond VIP (Class A)
Deutsche Capital Growth VIP A	Deutsche Capital Growth VIP (Class A)
Deutsche Core Equity VIP A	Deutsche Core Equity VIP (Class A)
Deutsche CROCI® International VIP A	Deutsche CROCI® International VIP (Class A)
Deutsche Global Income Builder VIP A II	Deutsche Global Income Builder VIP (Class A) II
Deutsche Global Small Cap VIP A	Deutsche Global Small Cap VIP (Class A)
Deutsche Government Money Market VIP A II	Deutsche Government Money Market VIP (Class A) II
Deutsche Small Mid Cap Growth VIP A II	Deutsche Small Mid Cap Growth VIP (Class A) II
Dreyfus Socially Responsible Growth Fund	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
Dreyfus Stock Index Fund	Dreyfus Stock Index Fund, Inc. (Initial Shares)
Emerging Markets Equity	Lazard Retirement Emerging Markets Equity
Forty Portfolio	Janus Henderson Forty (Institutional Shares)
Franklin Flex Cap Growth VIP	Franklin Flex Cap Growth VIP (Class 2)
Franklin Growth and Income VIP	Franklin Growth and Income VIP (Class 2)
Franklin High Income VIP	Franklin High Income VIP (Class 2)
Franklin Income VIP	Franklin Income VIP (Class 2)
Franklin Large Cap Growth VIP	Franklin Large Cap Growth VIP (Class 2)
Franklin Mutual Global Discovery VIP	Franklin Mutual Global Discovery VIP (Class 2)
Franklin Mutual Shares VIP	Franklin Mutual Shares VIP (Class 2)
Franklin Small Cap Value VIP	Franklin Small Cap Value VIP (Class 2)
Franklin Small-Mid Cap Growth VIP	Franklin Small-Mid Cap Growth VIP (Class 2)
Franklin U.S. Government Securities VIP	Franklin U.S. Government Securities VIP (Class 2)
Global Research (Service Shares)	Janus Henderson Global Research (Service Shares)
Morgan Stanley UIF Core Plus Fixed Income	Morgan Stanley VIF Core Plus Fixed Income
Morgan Stanley UIF Emerging Markets Debt (Class II)	Morgan Stanley VIF Emerging Markets Debt (Class II)
Morgan Stanley UIF Emerging Markets Equity	Morgan Stanley VIF Emerging Markets Equity
Morgan Stanley UIF Emerging Markets Equity (Class II)	Morgan Stanley VIF Emerging Markets Equity (Class II)
Morgan Stanley UIF Global Franchise (Class II)	Morgan Stanley VIF Global Franchise (Class II)
Morgan Stanley UIF Global Infrastructure	Morgan Stanley VIF Global Infrastructure

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

2. Portfolio Changes (continued)

Former name:	New name:
Morgan Stanley UIF Global Infrastructure (Class II)	Morgan Stanley VIF Global Infrastructure (Class II)
Morgan Stanley UIF Global Strategist	Morgan Stanley VIF Global Strategist
Morgan Stanley UIF Global Strategist (Class II)	Morgan Stanley VIF Global Strategist (Class II)
Morgan Stanley UIF Growth	Morgan Stanley VIF Growth
Morgan Stanley UIF Growth (Class II)	Morgan Stanley VIF Growth (Class II)
Morgan Stanley UIF Mid Cap Growth	Morgan Stanley VIF Mid Cap Growth
Morgan Stanley UIF Mid Cap Growth (Class II)	Morgan Stanley VIF Mid Cap Growth (Class II)
Morgan Stanley UIF Small Company Growth (Class II)	Morgan Stanley VIF Small Company Growth (Class II)
Morgan Stanley UIF U.S. Real Estate	Morgan Stanley VIF U.S. Real Estate
Morgan Stanley UIF U.S. Real Estate (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)
Oppenheimer Core Bond	Oppenheimer Total Return Bond
Oppenheimer Core Bond (SS)	Oppenheimer Total Return Bond (SS)
Overseas (Service Shares)	Janus Henderson Overseas (Service Shares)
Templeton Developing Markets VIP	Templeton Developing Markets VIP (Class 2)
Templeton Foreign VIP	Templeton Foreign VIP (Class 2)
Templeton Global Bond VIP	Templeton Global Bond VIP (Class 2)
Templeton Growth VIP	Templeton Growth VIP (Class 2)
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2016:
The following sub-accounts were opened during the year ended December 31, 2016:

AST Bond Portfolio 2027 (sub-account launched on January 4, 2016)
Fidelity Variable Insurance Products Fund - VIP Government Money Market (sub-account launched on April 29, 2016)
The following sub-accounts were merged during the year ended December 31, 2016:

Date:	Merged from:	Merged to:
April 29, 2016	Morgan Stanley Variable Investment Series - Money Market	Fidelity Variable Insurance Products Fund - VIP Government Money Market
April 29, 2016	Morgan Stanley Variable Investment Series (Class Y Shares) - Money Market (Class Y Shares)	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
September 23, 2016	PIMCO Variable Insurance Trust - Money Market	Fidelity Variable Insurance Products Fund -VIP Government Money Market
November 18, 2016	Putnam Variable Trust - VT Voyager	Putnam Variable Trust - VT Growth Opportunities

3.	Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies (continued)
filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2017. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.

4.	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:	Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:    Assets whose values are based on the following:

(a)	Quoted prices for similar assets in active markets;

(b)	Quoted prices for identical or similar assets in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:
Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. During the year ended December 31, 2017, there were no transfers between fair value levels.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.

5.	Expenses
Mortality and Expense Risk Charge - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5.	Expenses (continued)
Contract Maintenance Charge - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

6.	Purchases of Investments

The cost of investments purchased during the year ended December 31, 2017 was as follows:

Purchases
Investments in the Advanced Series Trust Sub-Accounts:
AST Academic Strategies Asset Allocation	$308,478
AST Advanced Strategies	72,134
AST Balanced Asset Allocation	135,265
AST BlackRock Global Strategies	91,714
AST BlackRock iShares ETF*	77,304
AST BlackRock Low Duration Bond	12,286
AST BlackRock/Loomis Sayles Bond Portfolio*	1,908
AST Bond Portfolio 2026	388,429
AST Bond Portfolio 2027	147,791
AST Capital Growth Asset Allocation	1,219,794
AST Cohen & Steers Realty	426
AST FI Pyramis® Quantitative	158,940
AST Goldman Sachs Mid-Cap Growth	1,894
AST Goldman Sachs Multi-Asset*	171,688
AST Government Money Market	305,901
AST International Growth	4,242
AST Investment Grade Bond	119,791
AST J.P. Morgan Global Thematic	213,130
AST J.P. Morgan International Equity	49,995
AST J.P. Morgan Strategic Opportunities	227,594
AST Neuberger Berman/LSV Mid-Cap Value	2,053
AST New Discovery Asset Allocation	8,267
AST Preservation Asset Allocation*	1,855,714
AST Prudential Growth Allocation*	2,183,027
AST QMA US Equity Alpha	3,928
AST RCM World Trends	156,108
AST Schroders Global Tactical	23,370
AST Small-Cap Growth	1,108
AST Small-Cap Growth Opportunities	1,944
AST Small-Cap Value	844
AST Templeton Global Bond	422
AST T. Rowe Price Asset Allocation	478,567
AST T. Rowe Price Large-Cap Growth	1,411

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Advanced Series Trust Sub-Accounts (continued):
AST T. Rowe Price Large-Cap Value*	$845
AST T. Rowe Price Natural Resources	1,715
AST Wellington Management Hedged Equity	71,016

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds)* Sub-Accounts:
Invesco V.I. American Franchise	8,081,308
Invesco V.I. American Value	1,373,167
Invesco V.I. Comstock	2,536,099
Invesco V.I. Core Equity	4,924,848
Invesco V.I. Core Plus Bond	584,878
Invesco V.I. Diversified Dividend	8,010,214
Invesco V.I. Equity and Income	1,755,429
Invesco V.I. Global Core Equity	563,543
Invesco V.I. Government Money Market	1,211,589
Invesco V.I. Government Securities	391,960
Invesco V.I. High Yield	1,226,221
Invesco V.I. International Growth	507,350
Invesco V.I. Managed Volatility	714,341
Invesco V.I. Mid Cap Core Equity	389,149
Invesco V.I. Mid Cap Growth	473,096
Invesco V.I. S&P 500 Index	4,942,635
Invesco V.I. Technology	212,977
Invesco V.I. Value Opportunities	169,292

Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)* Sub-Accounts:
Invesco V.I. American Franchise II	2,268,293
Invesco V.I. American Value II	974,364
Invesco V.I. Comstock II	5,717,294
Invesco V.I. Core Equity II	77,787
Invesco V.I. Core Plus Bond II	3,613
Invesco V.I. Diversified Dividend II	2,237,451
Invesco V.I. Equity and Income II	2,361,508
Invesco V.I. Global Core Equity II	222,831
Invesco V.I. Government Money Market II	1,677
Invesco V.I. Government Securities II	3,595
Invesco V.I. Growth and Income II	3,433,694
Invesco V.I. High Yield II	587,131
Invesco V.I. International Growth II	92,139
Invesco V.I. Managed Volatility II	1,362
Invesco V.I. Mid Cap Core Equity II	30,406
Invesco V.I. Mid Cap Growth II	1,086,131
Invesco V.I. S&P 500 Index II	5,319,148
Invesco V.I. Technology II	547
Invesco V.I. Value Opportunities II	86,245

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
AB VPS Growth	$1,101,680
AB VPS Growth & Income	4,773,839
AB VPS International Value	226,501
AB VPS Large Cap Growth	1,210,599
AB VPS Small/Mid Cap Value	1,727,121
AB VPS Value	10,286

Investment in the American Century Variable Portfolios, Inc. Sub-Account:
American Century VP International	53

Investments in the Deutsche Variable Series I Sub-Accounts:
Deutsche Bond VIP (Class A)*	8,012
Deutsche Capital Growth VIP (Class A)*	335,626
Deutsche Core Equity VIP (Class A)*	116,712
Deutsche CROCI® International VIP (Class A)*	12,294
Deutsche Global Small Cap VIP (Class A)*	293,773

Investments in the Deutsche Variable Series II Sub-Accounts:
Deutsche Global Income Builder VIP (Class A) II*	59,835
Deutsche Government Money Market VIP (Class A) II*	982
Deutsche Small Mid Cap Growth VIP (Class A) II*	148,388

Investment in the Dreyfus Stock Index Fund, Inc.* Sub-Account:
Dreyfus Stock Index Fund, Inc. (Initial Shares)*	9,227

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
VIF Government Money Market	1,410
VIF Growth & Income	2,299

Investment in the Federated Insurance Series Sub-Account:
Federated Government Money Fund II	111,707

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Contrafund	401,567
VIP Equity-Income	22,643
VIP Government Money Market*	5,362,640
VIP Growth	415,238
VIP High Income	95,498
VIP Index 500	263,038
VIP Investment Grade Bond	37,001
VIP Overseas	269,166

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Contrafund (Service Class 2)	2,662,503
VIP Equity-Income (Service Class 2)	72,005
VIP Freedom 2010 Portfolio (Service Class 2)	319,858
VIP Freedom 2020 Portfolio (Service Class 2)	243,748

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts (continued):
VIP Freedom 2030 Portfolio (Service Class 2)	$70,483
VIP Freedom Income Portfolio (Service Class 2)	137,322
VIP Government Money Market (Service Class 2)*	13,905,560
VIP Growth (Service Class 2)	8,790
VIP Growth & Income (Service Class 2)	265,687
VIP Growth Opportunities (Service Class 2)	306,105
VIP High Income (Service Class 2)	186,716
VIP Index 500 (Service Class 2)	1,739,725
VIP Investment Grade Bond (Service Class 2)	51
VIP Mid Cap (Service Class 2)	934,777
VIP Overseas (Service Class 2)	101

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
Franklin Flex Cap Growth VIP (Class 2)*	5,410
Franklin Growth and Income VIP (Class 2)*	2,660,940
Franklin High Income VIP (Class 2)*	3,778,177
Franklin Income VIP (Class 2)*	6,600,017
Franklin Large Cap Growth VIP (Class 2)*	2,062,563
Franklin Mutual Global Discovery VIP (Class 2)*	935,120
Franklin Mutual Shares VIP (Class 2)*	4,091,447
Franklin Small Cap Value VIP (Class 2)*	2,413,178
Franklin Small-Mid Cap Growth VIP (Class 2)*	82,788
Franklin U.S. Government Securities VIP (Class 2)*	955,838
Templeton Developing Markets VIP (Class 2)*	363,331
Templeton Foreign VIP (Class 2)*	2,512,889
Templeton Global Bond VIP (Class 2)*	43,550
Templeton Growth VIP (Class 2)*	11,458

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT Large Cap Value	494,308
VIT Mid Cap Value	139,175
VIT Small Cap Equity Insights	649,292
VIT Strategic Growth	426
VIT U.S. Equity Insights	505,389

Investment in the Janus Aspen Series Sub-Account:
Janus Henderson Forty (Institutional Shares)*	691

Investment in the Lazard Retirement Series, Inc. Sub-Account:
Lazard Retirement Emerging Markets Equity*	4

Investment in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	25

Investments in the Lord Abbett Series Fund Sub-Accounts:
Bond-Debenture	1,621,789
Fundamental Equity	455,452

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Lord Abbett Series Fund Sub-Accounts (continued):
Growth and Income	$1,235,052
Growth Opportunities	302,959
Mid-Cap Stock	1,802,099

Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	32,585
MFS High Yield	17,855
MFS Investors Trust	37,272
MFS New Discovery	27,290
MFS Research	37,700
MFS Total Return Bond	33,112
MFS Utilities	10,872

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS Growth (Service Class)	3,372
MFS Investors Trust (Service Class)	5,656
MFS New Discovery (Service Class)	1,827
MFS Research (Service Class)	2,850
MFS Utilities (Service Class)	31,013

Investments in the Morgan Stanley Variable Insurance Fund, Inc.* Sub-Accounts:
Morgan Stanley VIF Core Plus Fixed Income*	6,464
Morgan Stanley VIF Emerging Markets Equity*	954,809
Morgan Stanley VIF Global Infrastructure*	3,555,013
Morgan Stanley VIF Global Strategist*	2,486,175
Morgan Stanley VIF Growth*	3,315,409
Morgan Stanley VIF Mid Cap Growth*	483,663
Morgan Stanley VIF U.S. Real Estate*	508,566

Investments in the Morgan Stanley Variable Insurance Fund, Inc. (Class II)* Sub-Accounts:
Morgan Stanley VIF Emerging Markets Debt (Class II)*	662,153
Morgan Stanley VIF Emerging Markets Equity (Class II)*	197,624
Morgan Stanley VIF Global Franchise (Class II)*	4,069,894
Morgan Stanley VIF Global Infrastructure (Class II)*	823,647
Morgan Stanley VIF Global Strategist (Class II)*	798,856
Morgan Stanley VIF Growth (Class II)*	650,948
Morgan Stanley VIF Mid Cap Growth (Class II)*	218,813
Morgan Stanley VIF Small Company Growth (Class II)*	129,578
Morgan Stanley VIF U.S. Real Estate (Class II)*	1,547,440

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
European Equity	1,174,582
Income Plus	3,839,698
Limited Duration	406,153
Multi Cap Growth	20,409,782

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
European Equity (Class Y Shares)	$277,712
Income Plus (Class Y Shares)	3,204,067
Limited Duration (Class Y Shares)	1,496,959
Multi Cap Growth (Class Y Shares)	5,629,314

Investment in the Neuberger Berman Advisors Management Trust Sub-Account:
AMT Large Cap Value	788

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
Oppenheimer Capital Appreciation	305,913
Oppenheimer Conservative Balanced	25,723
Oppenheimer Discovery Mid Cap Growth	72,483
Oppenheimer Global	154,613
Oppenheimer Global Strategic Income	48,006
Oppenheimer Main Street	119,986
Oppenheimer Main Street Small Cap	537,900
Oppenheimer Total Return Bond*	26,968

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
Oppenheimer Capital Appreciation (SS)	1,696,711
Oppenheimer Conservative Balanced (SS)	305,117
Oppenheimer Discovery Mid Cap Growth (SS)	684,222
Oppenheimer Global (SS)	127,972
Oppenheimer Global Strategic Income (SS)	2,330,982
Oppenheimer Main Street (SS)	1,402,223
Oppenheimer Main Street Small Cap (SS)	1,653,742
Oppenheimer Total Return Bond (SS)*	1,317,661

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
Foreign Bond (US Dollar-Hedged)	63
PIMCO VIT Commodity Real Return Strategy (Advisor Shares)	130,384
PIMCO VIT Emerging Markets Bond (Advisor Shares)	53,384
PIMCO VIT Real Return (Advisor Shares)*	2,409,301
PIMCO VIT Total Return	209
PIMCO VIT Total Return (Advisor Shares)	893,072

Investment in the ProFunds VP Sub-Account:
ProFund VP Large-Cap Value	22,039

Investments in the Putnam Variable Trust Sub-Accounts:
VT American Government Income	752,459
VT Capital Opportunities	594,727
VT Diversified Income	1,337,456
VT Equity Income*	113,478,352
VT George Putnam Balanced	2,192,998
VT Global Asset Allocation	1,589,645
VT Global Equity	320,192

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

6.	Purchases of Investments (continued)

Purchases
Investments in the Putnam Variable Trust Sub-Accounts (continued):
VT Global Health Care	$2,642,786
VT Global Utilities	857,469
VT Government Money Market*	10,003,774
VT Growth and Income*	16,008,214
VT Growth Opportunities	2,602,526
VT High Yield	2,095,484
VT Income	4,232,364
VT International Equity	3,175,538
VT International Growth	547,175
VT International Value	393,097
VT Investors	3,819,260
VT Multi-Cap Growth	6,763,751
VT Multi-Cap Value	721,982
VT Research	525,080
VT Small Cap Value	2,677,856

Investment in The Dreyfus Sustainable U.S. Equity Portfolio, Inc.* Sub-Account:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)*	1,896

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2017.

7.	Financial Highlights
Allstate offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the end of the period is zero.

**
Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Academic Strategies Asset Allocation
2017	335	$11.06	—	12.83	$4,015	—%	1.15	—	2.60%	9.74	—	11.31%
2016	376	10.08	—	11.53	4,094	—	1.15	—	2.60	3.64	—	5.13
2015	419	9.72	—	10.97	4,369	—	1.15	—	2.60	(5.67)	—	(4.32)
2014	528	10.31	—	11.46	5,810	—	1.15	—	2.60	1.18	—	2.64
2013	583	10.19	—	11.17	6,288	—	1.15	—	2.60	7.18	—	8.72

Advanced Series Trust - AST Advanced Strategies
2017	139	14.45	—	16.77	2,211	—	1.15	—	2.60	13.97	—	15.60
2016	159	12.68	—	14.51	2,193	—	1.15	—	2.60	4.39	—	5.89
2015	168	12.15	—	13.70	2,197	—	1.15	—	2.60	(1.76)	—	(0.34)
2014	201	12.37	—	13.75	2,659	—	1.15	—	2.60	3.42	—	4.90
2013	211	11.96	—	13.10	2,675	—	1.15	—	2.60	13.60	—	15.23

Advanced Series Trust - AST Balanced Asset Allocation
2017	454	14.00	—	16.00	6,947	—	1.00	—	2.30	12.33	—	13.77
2016	547	12.46	—	14.06	7,341	—	1.00	—	2.30	3.91	—	5.25
2015	608	11.99	—	13.36	7,794	—	1.00	—	2.30	(0.52)	—	0.74
2014	771	11.90	—	13.43	10,008	—	1.00	—	2.35	1.83	—	5.47
2013	815	11.69	—	12.73	10,076	—	1.00	—	2.35	16.48	—	16.79

Advanced Series Trust - AST BlackRock Global Strategies
2017	<1	12.27	—	12.72	4	—	1.55	—	2.10	10.30	—	10.90
2016	2	11.47	—	11.47	20	—	1.55	—	1.55	5.33	—	5.33
2015	2	10.89	—	10.89	19	—	1.55	—	1.55	(4.48)	—	(4.48)
2014	2	11.40	—	11.40	19	—	1.55	—	1.55	3.29	—	3.29
2013	2	11.03	—	11.03	19	—	1.55	—	1.55	9.16	—	9.16

Advanced Series Trust - AST BlackRock iShares ETF (sub-account launched on April 29, 2013) (sub-account merged on April 28, 2017)
2017	—	11.33	—	11.33	—	—	1.90	—	1.90	3.49	—	3.49
2016	—	—	—	—	—	—	—	—	—	—	—	—
2015	—	—	—	—	—	—	—	—	—	—	—	—
2014	—	—	—	—	—	—	—	—	—	—	—	—
2013	—	—	—	—	—	—	—	—	—	—	—	—

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST BlackRock Low Duration Bond
2017	9	$11.05	—	11.82	$98	—%	1.00	—	1.65%	0.05	—	0.70%
2016	8	11.05	—	11.74	89	—	1.00	—	1.65	(0.01)	—	0.63
2015	8	11.05	—	11.66	89	—	1.00	—	1.65	(1.15)	—	(0.51)
2014	8	11.18	—	11.72	95	—	1.00	—	1.65	(1.72)	—	(1.08)
2013	9	11.37	—	11.85	103	—	1.00	—	1.65	(3.76)	—	(3.14)

Advanced Series Trust - AST BlackRock/Loomis Sayles Bond
2017	5	13.58	—	14.52	76	—	1.00	—	1.65	2.67	—	3.33
2016	6	13.22	—	14.05	79	—	1.00	—	1.65	2.54	—	3.20
2015	6	12.89	—	13.61	85	—	1.00	—	1.65	(3.70)	—	(2.00)
2014	8	13.39	—	13.89	109	—	1.15	—	1.65	2.06	—	2.54
2013	9	13.06	—	13.61	114	—	1.00	—	1.65	(2.81)	—	(1.61)

Advanced Series Trust - AST Bond Portfolio 2018
2017	26	13.20	—	13.72	349	—	1.50	—	1.90	(1.16)	—	(0.77)
2016	30	13.36	—	13.82	417	—	1.50	—	1.90	(0.28)	—	0.11
2015	31	13.40	—	13.81	428	—	1.50	—	1.90	(0.68)	—	(0.42)
2014	33	13.46	—	13.90	459	—	1.50	—	1.90	0.09	—	1.14
2013	44	13.44	—	13.75	598	—	1.50	—	1.90	(4.58)	—	(4.52)

Advanced Series Trust - AST Bond Portfolio 2019
2017	23	13.21	—	13.86	313	—	1.50	—	2.00	(1.21)	—	(0.73)
2016	23	13.38	—	13.96	316	—	1.50	—	2.00	(0.54)	—	(0.05)
2015	23	13.45	—	13.97	318	—	1.50	—	2.00	(0.91)	—	(0.42)
2014	23	13.57	—	14.03	320	—	1.50	—	2.00	2.22	—	2.72
2013	23	13.28	—	13.65	313	—	1.50	—	2.00	(6.70)	—	(6.24)

Advanced Series Trust - AST Bond Portfolio 2022
2017	—	11.99	—	11.99	—	—	1.85	—	1.85	(0.27)	—	(0.27)
2016	12	12.02	—	12.02	147	—	1.85	—	1.85	(0.02)	—	(0.02)
2015	12	12.02	—	12.02	147	—	1.85	—	1.85	0.24	—	0.24
2014	12	11.99	—	11.99	147	—	1.85	—	1.85	8.36	—	8.36
2013	12	11.07	—	11.07	135	—	1.85	—	1.85	(12.00)	—	(10.51)

Advanced Series Trust - AST Bond Portfolio 2023
2017	5	10.42	—	10.42	57	—	1.50	—	1.50	0.19	—	0.19
2016	5	10.40	—	10.40	57	—	1.50	—	1.50	0.40	—	0.40
2015	5	10.36	—	10.36	57	—	1.50	—	1.50	1.19	—	2.69
2014	62	10.09	—	10.24	631	—	1.50	—	2.00	10.41	—	10.95
2013	138	9.14	—	9.23	1,268	—	1.50	—	2.00	(12.40)	—	(11.53)

Advanced Series Trust - AST Bond Portfolio 2024 (sub-account launched on January 2, 2013)
2017	5	10.10	—	10.10	50	—	1.50	—	1.50	0.18	—	0.18
2016	8	10.08	—	10.08	80	—	1.50	—	1.50	0.40	—	0.40
2015	8	10.04	—	10.04	80	—	1.50	—	1.50	1.32	—	2.32
2014	41	9.81	—	9.91	410	—	1.50	—	2.35	12.73	—	12.90
2013	27	8.70	—	8.78	239	—	1.50	—	2.35	(12.94)	—	(12.21)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**				Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest				Lowest to Highest
Advanced Series Trust - AST Bond Portfolio 2025 (sub-account launched on January 2, 2014)
2017	—	$ N/A	—	N/A	$—	—%	N/A	—	N/A	%	N/A	—	N/A	%
2016	—	11.34	—	11.50	—	—	1.50	—	2.00		0.46	—	0.96
2015	94	11.28	—	11.40	1,069	—	1.50	—	2.00		(0.50)	—	0.49
2014	3	11.34	—	11.34	35	—	1.50	—	1.50		13.41	—	13.42

Advanced Series Trust - AST Bond Portfolio 2026 (sub-account launched on January 2, 2015)
2017	65	9.97	—	10.12	650	—	1.50	—	2.00		0.42	—	0.91
2016	80	9.93	—	10.03	794	—	1.50	—	2.00		0.08	—	0.57
2015	11	9.92	—	9.97	107	—	1.50	—	2.00		0.19	—	0.51

Advanced Series Trust - AST Bond Portfolio 2027 (sub-account launched on January 4, 2016)
2017	11	9.93	—	10.03	109	—	1.50	—	2.00		0.67	—	1.17
2016	34	9.86	—	9.91	333	—	1.50	—	2.00		(1.37)	—	(0.88)

Advanced Series Trust - AST Capital Growth Asset Allocation
2017	334	14.18	—	15.88	4,985	—	1.15	—	2.25		15.30	—	16.55
2016	342	12.30	—	13.62	4,411	—	1.15	—	2.25		4.49	—	5.62
2015	403	11.77	—	12.90	4,984	—	1.15	—	2.25		(1.68)	—	(0.61)
2014	514	11.97	—	12.98	6,441	—	1.15	—	2.25		4.64	—	5.78
2013	625	11.44	—	12.27	7,453	—	1.15	—	2.25		19.98	—	21.28

Advanced Series Trust - AST Cohen & Steers Realty
2017	1	17.00	—	17.90	10	—	1.15	—	1.65		4.52	—	5.04
2016	1	16.26	—	17.04	10	—	1.15	—	1.65		3.12	—	3.62
2015	2	15.77	—	16.44	30	—	1.15	—	1.65		3.65	—	5.82
2014	7	14.90	—	15.86	103	—	1.15	—	1.65		25.53	—	29.42
2013	7	11.87	—	12.26	85	—	1.15	—	1.65		1.96	—	3.38

Advanced Series Trust - AST Defensive Asset Allocation (sub-account launched on April 29, 2013) (sub-account merged on April 28, 2017)
2017	—	10.16	—	10.16	—	—	2.10	—	2.10		1.94	—	1.94
2016	35	9.97	—	9.97	350	—	2.10	—	2.10		2.42	—	2.42
2015	69	9.73	—	9.73	673	—	2.10	—	2.10		(2.45)	—	(2.45)
2014	—	—	—	—	—	—	—	—	—		—	—	—
2013	—	—	—	—	—	—	—	—	—		—	—	—

Advanced Series Trust - AST FI Pyramis® Quantitative
2017	98	11.79	—	13.68	1,298	—	1.15	—	2.60		13.52	—	15.15
2016	127	10.39	—	11.88	1,449	—	1.15	—	2.60		1.61	—	3.07
2015	147	10.22	—	11.53	1,639	—	1.15	—	2.60		(1.57)	—	(0.16)
2014	184	10.39	—	11.55	2,063	—	1.15	—	2.60		0.53	—	1.98
2013	219	10.33	—	11.32	2,402	—	1.15	—	2.60		11.85	—	13.45

Advanced Series Trust - AST Global Real Estate
2017	<1	13.71	—	14.36	2	—	1.15	—	1.65		9.09	—	9.63
2016	<1	12.57	—	13.10	2	—	1.15	—	1.65		(0.74)	—	(0.25)
2015	<1	12.66	—	13.14	3	—	1.15	—	1.65		(1.71)	—	(1.23)
2014	<1	12.88	—	13.30	3	—	1.15	—	1.65		12.07	—	12.63
2013	<1	11.49	—	11.81	3	—	1.15	—	1.65		2.65	—	3.16

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Goldman Sachs Large-Cap Value
2017	6	$13.31	—	14.75	$79	—%	1.00	—	2.00%	7.60	—	8.66%
2016	6	12.37	—	13.57	78	—	1.00	—	2.00	9.36	—	10.44
2015	7	11.31	—	12.29	78	—	1.00	—	2.00	(9.85)	—	(4.52)
2014	1	12.54	—	12.87	12	—	1.15	—	1.50	11.46	—	11.84
2013	1	11.25	—	11.51	11	—	1.15	—	1.50	31.57	—	32.02

Advanced Series Trust - AST Goldman Sachs Mid-Cap Growth
2017	6	19.84	—	21.99	125	—	1.00	—	2.00	24.60	—	25.83
2016	6	15.92	—	17.48	100	—	1.00	—	2.00	(0.35)	—	0.64
2015	6	15.98	—	17.37	109	—	1.00	—	2.00	(7.54)	—	(5.58)
2014	3	17.28	—	18.39	59	—	1.15	—	2.00	9.34	—	10.26
2013	3	15.81	—	16.68	55	—	1.15	—	2.00	29.60	—	30.69

Advanced Series Trust - AST Goldman Sachs Multi-Asset
2017	29	12.71	—	13.92	394	—	1.15	—	2.10	9.98	—	11.01
2016	38	11.56	—	12.54	457	—	1.15	—	2.10	2.32	—	4.06
2015	38	11.30	—	12.05	452	—	1.15	—	2.00	(2.86)	—	(2.04)
2014	42	11.63	—	12.30	509	—	1.15	—	2.00	2.00	—	2.86
2013	49	11.40	—	11.96	574	—	1.15	—	2.00	7.66	—	8.57

Advanced Series Trust - AST Goldman Sachs Small-Cap Value
2017	<1	24.37	—	25.53	3	—	1.15	—	1.65	10.37	—	10.91
2016	<1	22.08	—	23.02	9	—	1.15	—	1.65	22.30	—	22.90
2015	<1	18.05	—	18.73	7	—	1.15	—	1.65	(7.03)	—	(6.57)
2014	<1	19.42	—	20.05	8	—	1.15	—	1.65	5.46	—	5.98
2013	<1	18.41	—	18.92	8	—	1.15	—	1.65	36.56	—	37.23

Advanced Series Trust - AST Government Money Market
2017	41	8.56	—	9.34	363	—	1.15	—	2.00	(1.62)	—	(0.80)
2016	51	8.70	—	9.55	458	—	1.00	—	2.00	(1.96)	—	(0.99)
2015	43	8.88	—	9.65	390	—	1.00	—	2.00	(1.24)	—	(0.99)
2014	47	8.99	—	9.74	432	—	1.00	—	2.00	(2.68)	—	(1.00)
2013	45	9.24	—	9.84	422	—	1.00	—	2.00	(1.43)	—	(0.99)

Advanced Series Trust - AST High Yield
2017	2	16.65	—	16.91	28	—	1.00	—	1.15	6.25	—	6.41
2016	2	15.16	—	15.89	28	—	1.00	—	1.15	13.69	—	14.25
2015	3	13.34	—	13.91	47	—	1.00	—	1.50	(4.64)	—	(4.52)
2014	5	13.99	—	14.56	77	—	1.00	—	1.50	0.67	—	1.54
2013	6	13.89	—	14.34	89	—	1.00	—	1.50	5.88	—	6.12

Advanced Series Trust - AST Hotchkis & Wiley Large-Cap Value
2017	<1	15.86	—	15.86	1	—	1.15	—	1.15	17.84	—	17.84
2016	<1	13.46	—	13.46	1	—	1.15	—	1.15	18.52	—	18.52
2015	<1	11.35	—	11.35	1	—	1.15	—	1.15	(8.89)	—	(8.89)
2014	1	12.46	—	12.46	9	—	1.15	—	1.15	12.45	—	12.45
2013	1	11.08	—	11.08	8	—	1.15	—	1.15	38.27	—	38.27

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST International Growth
2017	4	$11.48	—	12.09	$49	—%	1.15	—	1.65%	33.23	—	33.89%
2016	4	8.62	—	9.03	40	—	1.15	—	1.65	(5.34)	—	(4.87)
2015	5	9.10	—	9.49	44	—	1.15	—	1.65	1.47	—	1.97
2014	5	8.97	—	9.31	45	—	1.15	—	1.65	(7.06)	—	(6.60)
2013	5	9.65	—	9.97	49	—	1.15	—	1.65	17.12	—	17.70

Advanced Series Trust - AST International Value
2017	5	10.22	—	10.76	48	—	1.15	—	1.65	20.82	—	21.42
2016	6	8.46	—	8.86	51	—	1.15	—	1.65	(1.05)	—	(0.56)
2015	6	8.55	—	8.91	56	—	1.15	—	1.65	(0.33)	—	1.75
2014	7	8.40	—	8.94	58	—	1.15	—	1.65	(10.54)	—	(7.77)
2013	7	9.39	—	9.70	65	—	1.15	—	1.65	18.11	—	19.75

Advanced Series Trust - AST Investment Grade Bond
2017	94	15.46	—	16.84	1,526	—	1.15	—	2.05	2.22	—	3.13
2016	170	15.12	—	16.33	2,682	—	1.15	—	2.05	2.11	—	3.02
2015	205	14.81	—	15.85	3,151	—	1.15	—	2.05	(0.86)	—	0.02
2014	131	14.94	—	15.85	2,026	—	1.15	—	2.05	4.58	—	5.51
2013	169	14.28	—	15.02	2,488	—	1.15	—	2.05	(5.13)	—	(4.28)

Advanced Series Trust - AST J.P. Morgan Global Thematic
2017	10	14.48	—	15.85	151	—	1.15	—	2.10	14.55	—	15.63
2016	8	13.02	—	13.71	113	—	1.15	—	1.75	3.41	—	4.02
2015	9	12.59	—	13.18	121	—	1.15	—	1.75	(2.75)	—	(2.17)
2014	14	12.95	—	13.47	182	—	1.15	—	1.75	4.53	—	5.15
2013	14	12.39	—	12.81	178	—	1.15	—	1.75	14.96	—	15.07

Advanced Series Trust - AST J.P. Morgan International Equity
2017	10	11.11	—	12.13	111	—	1.15	—	2.00	27.09	—	28.16
2016	5	8.74	—	9.46	47	—	1.15	—	2.00	(0.06)	—	0.77
2015	5	8.75	—	9.39	47	—	1.15	—	2.00	(4.70)	—	(3.90)
2014	5	9.18	—	9.77	49	—	1.15	—	2.00	(8.20)	—	(7.43)
2013	5	10.00	—	10.56	53	—	1.15	—	2.00	13.10	—	14.05

Advanced Series Trust - AST J.P. Morgan Strategic Opportunities
2017	200	12.17	—	14.12	2,677	—	1.15	—	2.60	9.30	—	10.87
2016	200	11.13	—	12.73	2,432	—	1.15	—	2.60	1.21	—	2.66
2015	220	11.00	—	12.40	2,621	—	1.15	—	2.60	(2.72)	—	(1.32)
2014	273	11.31	—	12.57	3,310	—	1.15	—	2.60	2.77	—	4.25
2013	285	11.00	—	12.06	3,339	—	1.15	—	2.60	8.22	—	9.77

Advanced Series Trust - AST Loomis Sayles Large-Cap Growth
2017	9	20.16	—	22.35	195	—	1.00	—	2.00	30.39	—	31.67
2016	10	15.47	—	16.97	170	—	1.00	—	2.00	3.51	—	4.53
2015	12	14.94	—	16.24	182	—	1.00	—	2.00	7.91	—	8.98
2014	12	13.85	—	14.90	172	—	1.00	—	2.00	8.42	—	9.49
2013	10	12.77	—	13.61	133	—	1.00	—	2.00	33.93	—	35.26

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Lord Abbett Core Fixed Income
2017	4	$13.48	—	14.19	$50	—%	1.00	—	1.50%	1.83	—	2.33%
2016	4	13.23	—	13.87	51	—	1.00	—	1.50	1.09	—	1.59
2015	4	13.09	—	13.65	54	—	1.00	—	1.50	(2.06)	—	(1.57)
2014	4	13.37	—	13.87	58	—	1.00	—	1.50	4.81	—	5.33
2013	4	12.75	—	13.16	58	—	1.00	—	1.50	(3.45)	—	(2.97)

Advanced Series Trust - AST MFS Global Equity
2017	3	18.70	—	18.99	61	—	1.00	—	1.15	22.43	—	22.61
2016	4	14.78	—	15.49	61	—	1.00	—	1.50	5.53	—	6.05
2015	5	14.01	—	14.60	65	—	1.00	—	1.50	(2.92)	—	(2.44)
2014	5	14.43	—	14.97	68	—	1.00	—	1.50	2.10	—	2.60
2013	5	14.13	—	14.59	67	—	1.00	—	1.50	25.75	—	26.37

Advanced Series Trust - AST MFS Growth
2017	<1	21.23	—	21.23	4	—	1.15	—	1.15	29.22	—	29.22
2016	<1	16.43	—	16.43	4	—	1.15	—	1.15	0.75	—	0.75
2015	<1	16.31	—	16.31	4	—	1.15	—	1.15	6.01	—	6.01
2014	<1	15.38	—	15.38	4	—	1.15	—	1.15	7.47	—	7.47
2013	1	14.31	—	14.31	18	—	1.15	—	1.15	35.15	—	35.15

Advanced Series Trust - AST Neuberger Berman/LSV Mid-Cap Value
2017	1	20.07	—	21.13	25	—	1.15	—	1.65	11.94	—	12.50
2016	1	17.93	—	18.79	27	—	1.15	—	1.65	16.31	—	16.89
2015	2	15.42	—	16.07	24	—	1.15	—	1.65	(7.17)	—	(6.71)
2014	2	16.61	—	17.23	28	—	1.15	—	1.65	12.39	—	12.95
2013	2	14.78	—	15.25	26	—	1.15	—	1.65	39.70	—	40.39

Advanced Series Trust - AST New Discovery Asset Allocation
2017	14	13.92	—	14.40	191	—	1.50	—	2.10	14.10	—	14.77
2016	14	12.20	—	12.54	173	—	1.50	—	2.10	2.18	—	2.78
2015	14	11.94	—	12.20	172	—	1.50	—	2.10	(4.79)	—	(2.70)
2014	<1	12.54	—	12.54	6	—	1.50	—	1.50	3.58	—	3.58
2013	<1	12.11	—	12.11	3	—	1.50	—	1.50	17.16	—	17.16

Advanced Series Trust - AST Parametric Emerging Markets Equity
2017	1	10.40	—	10.90	6	—	1.15	—	1.65	24.33	—	24.94
2016	1	8.37	—	8.72	12	—	1.15	—	1.65	10.54	—	11.08
2015	1	7.57	—	7.85	12	—	1.15	—	1.65	(18.08)	—	(17.67)
2014	2	9.24	—	9.54	14	—	1.15	—	1.65	(6.23)	—	(5.77)
2013	2	9.85	—	10.12	16	—	1.15	—	1.65	(1.41)	—	(0.92)

Advanced Series Trust - AST Preservation Asset Allocation
2017	431	12.95	—	15.02	6,219	—	1.15	—	2.60	7.34	—	8.88
2016	439	12.06	—	13.80	5,847	—	1.15	—	2.60	2.85	—	4.33
2015	478	11.73	—	13.23	6,120	—	1.15	—	2.60	(2.40)	—	(1.00)
2014	615	12.02	—	13.36	7,944	—	1.15	—	2.60	3.09	—	4.57
2013	684	11.66	—	12.78	8,487	—	1.15	—	2.60	6.44	—	7.97

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Prudential Growth Allocation
2017	985	$12.44	—	14.43	$13,652	—%	1.15	—	2.60%	13.16	—	14.78%
2016	879	10.99	—	12.57	10,655	—	1.15	—	2.60	7.31	—	8.84
2015	937	10.24	—	11.55	10,475	—	1.15	—	2.60	(3.13)	—	(1.74)
2014	826	10.58	—	11.76	9,408	—	1.15	—	2.60	6.43	—	7.95
2013	878	9.94	—	10.89	9,291	—	1.15	—	2.60	14.06	—	15.69

Advanced Series Trust - AST QMA US Equity Alpha
2017	3	19.43	—	20.99	60	—	1.00	—	1.75	20.15	—	21.04
2016	3	16.17	—	17.34	51	—	1.00	—	1.75	12.87	—	13.71
2015	4	14.33	—	15.25	54	—	1.00	—	1.75	1.30	—	2.06
2014	4	14.14	—	14.94	56	—	1.00	—	1.75	15.19	—	16.05
2013	4	12.28	—	12.88	47	—	1.00	—	1.75	30.15	—	31.12

Advanced Series Trust - AST RCM World Trends
2017	104	12.40	—	14.30	1,404	—	1.15	—	2.65	13.24	—	14.91
2016	108	10.95	—	12.44	1,280	—	1.15	—	2.65	2.11	—	3.62
2015	117	10.72	—	12.01	1,349	—	1.15	—	2.65	(2.75)	—	(1.30)
2014	130	11.03	—	12.17	1,528	—	1.15	—	2.65	2.42	—	3.94
2013	136	10.77	—	11.71	1,550	—	1.15	—	2.65	9.53	—	11.16

Advanced Series Trust - AST Schroders Global Tactical (sub-account merged on April 28, 2017)
2017	—	12.20	—	13.87	—	—	1.15	—	2.60	3.71	—	4.20
2016	85	11.76	—	13.31	1,096	—	1.15	—	2.60	4.11	—	5.60
2015	89	11.30	—	12.60	1,097	—	1.15	—	2.60	(8.31)	—	(1.67)
2014	44	12.32	—	12.82	561	—	1.15	—	1.75	3.62	—	4.23
2013	43	11.89	—	12.30	520	—	1.15	—	1.75	14.97	—	16.72

Advanced Series Trust - AST Small-Cap Growth
2017	<1	22.05	—	22.05	1	—	1.50	—	1.50	22.09	—	22.09
2016	<1	18.06	—	18.06	<1	—	1.50	—	1.50	10.42	—	10.42
2015	<1	16.36	—	16.36	1	—	1.50	—	1.50	(0.71)	—	(0.71)
2014	<1	16.47	—	16.47	1	—	1.50	—	1.50	0.03	—	2.28
2013	<1	16.11	—	16.47	4	—	1.15	—	1.50	33.17	—	33.63

Advanced Series Trust - AST Small-Cap Growth Opportunities
2017	1	18.32	—	19.59	24	—	1.00	—	1.65	25.62	—	26.43
2016	1	14.58	—	15.49	20	—	1.00	—	1.65	5.95	—	6.63
2015	2	13.76	—	14.53	24	—	1.00	—	1.65	(0.31)	—	0.33
2014	2	13.81	—	14.48	26	—	1.00	—	1.65	3.23	—	3.90
2013	2	13.37	—	13.94	25	—	1.00	—	1.65	38.52	—	39.42

Advanced Series Trust - AST Small-Cap Value
2017	2	19.25	—	20.27	34	—	1.15	—	1.65	5.61	—	6.13
2016	2	18.23	—	19.10	36	—	1.15	—	1.65	27.11	—	27.73
2015	2	14.34	—	14.95	29	—	1.15	—	1.65	(5.40)	—	(3.42)
2014	2	14.85	—	15.81	31	—	1.15	—	1.65	0.94	—	4.07
2013	2	14.71	—	15.19	30	—	1.15	—	1.65	35.84	—	37.72

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Templeton Global Bond
2017	2	$11.22	—	11.82	$23	—%	1.15	—	1.65%	0.39	—	0.88%
2016	4	11.18	—	11.71	41	—	1.15	—	1.65	2.66	—	3.17
2015	4	10.89	—	11.35	46	—	1.15	—	1.65	(6.17)	—	(5.70)
2014	4	11.61	—	12.04	53	—	1.15	—	1.65	(1.08)	—	(0.59)
2013	5	11.73	—	12.11	56	—	1.15	—	1.65	(5.32)	—	(4.85)

Advanced Series Trust - AST T. Rowe Price Asset Allocation
2017	280	14.33	—	16.63	4,399	—	1.15	—	2.60	12.49	—	14.10
2016	291	12.74	—	14.57	4,049	—	1.15	—	2.60	4.82	—	6.32
2015	359	12.15	—	13.71	4,711	—	1.15	—	2.60	(2.50)	—	(1.10)
2014	445	12.47	—	13.86	5,969	—	1.15	—	2.60	3.19	—	4.67
2013	513	12.08	—	13.24	6,585	—	1.15	—	2.60	13.87	—	15.50

Advanced Series Trust - AST T. Rowe Price Large-Cap Growth
2017	<1	25.67	—	26.62	7	—	1.15	—	1.50	35.85	—	36.32
2016	1	18.90	—	19.53	20	—	1.15	—	1.50	1.18	—	1.53
2015	1	18.68	—	19.23	20	—	1.15	—	1.50	7.96	—	8.34
2014	1	17.30	—	17.75	19	—	1.15	—	1.50	6.74	—	7.11
2013	1	16.21	—	16.57	17	—	1.15	—	1.50	41.89	—	42.39

Advanced Series Trust - AST T. Rowe Price Large-Cap Value
2017	1	12.45	—	13.11	18	—	1.15	—	1.65	14.66	—	15.23
2016	1	10.86	—	11.38	16	—	1.15	—	1.65	4.41	—	4.92
2015	2	10.40	—	10.85	16	—	1.15	—	1.65	(7.59)	—	(7.13)
2014	2	11.26	—	11.68	25	—	1.15	—	1.65	(0.09)	—	0.40
2013	2	11.27	—	11.63	25	—	1.15	—	1.65	32.44	—	33.10

Advanced Series Trust - AST T. Rowe Price Natural Resources
2017	5	9.20	—	9.69	45	—	1.15	—	1.65	8.52	—	9.05
2016	5	8.48	—	8.88	44	—	1.15	—	1.65	22.59	—	23.20
2015	9	6.92	—	7.21	65	—	1.15	—	1.65	(20.57)	—	(20.17)
2014	11	8.71	—	9.03	101	—	1.15	—	1.65	(9.85)	—	(9.40)
2013	13	9.66	—	9.97	126	—	1.15	—	1.65	13.51	—	14.07

Advanced Series Trust - AST WEDGE Capital Mid-Cap Value
2017	2	18.63	—	20.33	36	—	1.15	—	2.00	16.21	—	17.18
2016	2	16.03	—	17.35	39	—	1.15	—	2.00	11.76	—	12.70
2015	3	14.35	—	15.40	42	—	1.15	—	2.00	(8.44)	—	(7.67)
2014	3	15.67	—	16.68	46	—	1.15	—	2.00	12.71	—	13.66
2013	3	13.90	—	14.67	41	—	1.15	—	2.00	29.82	—	30.91

Advanced Series Trust - AST Wellington Management Hedged Equity
2017	19	12.11	—	12.42	238	—	1.50	—	1.75	11.64	—	11.92
2016	20	10.85	—	11.10	215	—	1.50	—	1.75	4.69	—	4.95
2015	22	10.36	—	10.58	228	—	1.50	—	1.75	(3.06)	—	(2.10)
2014	20	10.69	—	10.81	211	—	1.50	—	1.65	3.79	—	3.94
2013	15	10.30	—	10.40	160	—	1.50	—	1.65	18.54	—	18.72

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Advanced Series Trust - AST Western Asset Core Plus Bond
2017	1	$14.09	—	14.09	$12	—%	1.00	—	1.00%	5.26	—	5.26%
2016	1	13.39	—	13.39	12	—	1.00	—	1.00	4.11	—	4.11
2015	1	12.86	—	12.86	12	—	1.00	—	1.00	0.23	—	0.23
2014	1	12.83	—	12.83	13	—	1.00	—	1.00	6.13	—	6.13
2013	1	12.09	—	12.09	13	—	1.00	—	1.00	(2.47)	—	(2.47)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Franchise
2017	3,915	14.60	—	21.21	76,638	0.08	0.70	—	2.30	24.46	—	26.46
2016	4,454	11.55	—	17.04	69,719	—	0.70	—	2.30	(0.05)	—	1.56
2015	5,004	11.37	—	17.05	77,713	—	0.70	—	2.30	2.62	—	4.27
2014	5,740	10.90	—	16.61	86,128	0.04	0.70	—	2.30	5.97	—	7.68
2013	6,845	10.12	—	15.68	93,981	0.42	0.70	—	2.30	36.95	—	39.16

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value
2017	1,259	23.16	—	34.14	32,376	0.78	0.70	—	2.69	7.03	—	9.20
2016	1,422	21.64	—	31.26	33,851	0.34	0.70	—	2.69	12.40	—	14.69
2015	1,643	19.25	—	27.26	34,489	0.31	0.70	—	2.69	(11.57)	—	(9.76)
2014	1,921	21.77	—	30.21	45,106	0.44	0.70	—	2.69	6.80	—	8.99
2013	2,294	20.38	—	27.72	49,879	0.65	0.70	—	2.69	30.66	—	33.33

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Comstock
2017	911	22.84	—	29.08	23,614	2.08	0.70	—	2.30	15.18	—	17.03
2016	1,038	19.83	—	24.85	23,184	1.45	0.70	—	2.30	14.64	—	16.48
2015	1,224	17.30	—	21.33	23,660	1.93	0.70	—	2.30	(8.12)	—	(6.64)
2014	1,429	18.82	—	22.85	29,816	1.31	0.70	—	2.30	6.90	—	8.62
2013	1,699	17.61	—	21.03	32,923	1.63	0.70	—	2.30	32.88	—	35.03

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Equity
2017	2,763	16.77	—	19.98	63,345	1.03	0.70	—	2.20	10.72	—	12.39
2016	3,186	15.15	—	17.78	65,415	0.74	0.70	—	2.20	7.87	—	9.50
2015	3,613	14.04	—	16.23	68,288	1.11	0.70	—	2.20	(7.82)	—	(6.43)
2014	4,153	15.23	—	17.35	84,651	0.83	0.70	—	2.20	5.79	—	7.39
2013	4,780	14.40	—	16.15	90,978	1.39	0.70	—	2.20	26.44	—	28.35

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Core Plus Bond
2017	387	14.33	—	15.68	6,082	3.41	1.10	—	1.85	4.39	—	5.18
2016	424	13.73	—	14.91	6,381	4.14	1.10	—	1.85	4.69	—	5.49
2015	459	13.11	—	14.13	6,559	4.49	1.10	—	1.85	(2.21)	—	(1.46)
2014	555	13.41	—	14.34	8,064	4.98	1.10	—	1.85	6.03	—	6.85
2013	624	12.64	—	13.42	8,506	4.53	1.10	—	1.85	(1.80)	—	(1.04)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Diversified Dividend
2017	2,309	19.10	—	25.48	127,536	1.62	0.70	—	2.05	6.38	—	7.82
2016	2,662	17.95	—	23.64	136,356	1.26	0.70	—	2.05	12.49	—	14.01
2015	2,963	15.96	—	20.73	134,666	1.67	0.70	—	2.05	—	—	1.35
2014	3,399	15.96	—	20.45	152,078	1.66	0.70	—	2.05	10.54	—	12.04
2013	3,919	14.44	—	18.26	157,003	2.28	0.70	—	2.05	28.38	—	30.12

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Equity and Income
2017	1,045	$23.00	—	28.36	$22,734	1.62%	0.83	—	1.98%	8.86	—	10.12%
2016	1,180	21.12	—	25.76	23,419	1.83	0.83	—	1.98	12.87	—	14.18
2015	1,281	18.71	—	22.56	22,516	2.58	0.83	—	1.98	(4.21)	—	(3.10)
2014	1,488	19.54	—	23.28	27,029	1.73	0.83	—	1.98	6.90	—	8.13
2013	1,670	18.28	—	21.92	28,119	1.59	0.70	—	1.98	23.77	—	24.31

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Global Core Equity
2017	982	15.68	—	20.35	26,772	1.12	0.70	—	2.05	20.41	—	22.05
2016	1,146	13.02	—	16.68	25,767	1.00	0.70	—	2.05	4.65	—	6.07
2015	1,303	12.44	—	15.72	27,860	1.35	0.70	—	2.05	(3.42)	—	(2.11)
2014	1,498	12.88	—	16.06	32,900	1.96	0.70	—	2.05	(1.35)	—	(0.01)
2013	1,754	13.06	—	16.06	38,615	1.91	0.70	—	2.05	20.02	—	21.65

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Money Market
2017	304	9.40	—	11.25	3,317	0.56	1.10	—	1.70	(1.13)	—	(0.53)
2016	351	9.50	—	11.31	3,851	0.09	1.10	—	1.70	(1.59)	—	(1.00)
2015	447	9.66	—	11.42	4,944	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2014	517	9.82	—	11.55	5,842	0.01	1.10	—	1.70	(1.67)	—	(1.08)
2013	718	9.99	—	11.67	8,195	0.03	1.10	—	1.70	(1.65)	—	(1.06)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Government Securities
2017	395	14.87	—	17.08	6,426	2.07	1.10	—	1.70	0.24	—	0.84
2016	433	14.84	—	16.94	7,013	1.99	1.10	—	1.70	(0.47)	—	0.12
2015	473	14.91	—	16.92	7,655	2.16	1.10	—	1.70	(1.35)	—	(0.75)
2014	526	15.11	—	17.04	8,619	3.01	1.10	—	1.70	2.38	—	3.00
2013	625	14.76	—	16.55	9,973	3.43	1.10	—	1.70	(4.26)	—	(3.69)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield
2017	594	11.02	—	12.63	11,289	3.96	0.70	—	1.98	4.22	—	5.56
2016	659	10.44	—	12.12	12,014	4.07	0.70	—	1.98	9.04	—	10.44
2015	728	9.45	—	11.12	12,197	5.34	0.70	—	1.98	(5.06)	—	(3.84)
2014	835	9.83	—	11.71	14,530	4.45	0.70	—	1.98	(0.27)	—	1.02
2013	993	9.73	—	11.74	17,193	7.49	0.70	—	1.98	5.03	—	5.84

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. International Growth
2017	721	15.81	—	22.45	16,791	1.45	1.10	—	1.70	20.94	—	21.66
2016	791	13.08	—	18.45	15,292	1.35	1.10	—	1.70	(2.13)	—	(1.54)
2015	886	13.36	—	18.74	17,492	1.47	1.10	—	1.70	(3.99)	—	(3.41)
2014	1,006	13.92	—	19.40	20,589	1.58	1.10	—	1.70	(1.36)	—	(0.77)
2013	1,126	14.11	—	19.55	23,317	1.19	1.10	—	1.70	17.01	—	17.71

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Managed Volatility
2017	203	27.58	—	29.94	5,805	1.35	1.10	—	1.70	8.70	—	9.35
2016	200	25.37	—	27.38	5,269	1.76	1.10	—	1.70	8.76	—	9.41
2015	235	23.33	—	25.02	5,670	1.40	1.10	—	1.70	(3.80)	—	(3.22)
2014	261	24.25	—	25.86	6,546	2.93	1.10	—	1.70	18.54	—	19.25
2013	276	20.46	—	21.68	5,821	2.95	1.10	—	1.70	8.89	—	9.55

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Core Equity
2017	362	$19.72	—	29.90	$9,223	0.53%	1.10	—	2.20%	12.43	—	13.66%
2016	395	17.54	—	26.31	8,877	0.07	1.10	—	2.20	10.97	—	12.20
2015	454	15.80	—	23.45	9,166	0.35	1.10	—	2.20	(6.12)	—	(5.08)
2014	510	16.83	—	24.70	10,887	0.04	1.10	—	2.20	2.16	—	3.29
2013	585	16.48	—	23.92	12,044	0.71	1.10	—	2.20	26.01	—	27.41

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Mid Cap Growth
2017	232	20.72	—	31.26	6,412	—	1.10	—	1.70	20.43	—	21.16
2016	259	17.21	—	25.81	5,925	—	1.10	—	1.70	(0.94)	—	(0.34)
2015	321	17.37	—	25.89	7,481	—	1.10	—	1.70	(0.50)	—	0.10
2014	348	17.46	—	25.87	8,107	—	1.10	—	1.70	6.22	—	6.86
2013	391	16.44	—	24.21	8,533	0.42	1.10	—	1.70	34.71	—	35.52

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. S&P 500 Index
2017	1,491	18.92	—	22.63	35,212	1.64	0.70	—	2.05	18.80	—	20.41
2016	1,608	15.93	—	18.79	31,798	1.69	0.70	—	2.05	9.20	—	10.68
2015	1,803	14.59	—	16.98	32,471	1.75	0.70	—	2.05	(1.02)	—	0.32
2014	1,882	14.74	—	16.93	34,156	1.83	0.70	—	2.05	11.02	—	12.53
2013	2,066	13.28	—	15.04	33,532	2.03	0.70	—	2.05	29.23	—	30.99

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Technology
2017	114	24.06	—	26.11	2,863	—	1.10	—	1.70	32.86	—	33.66
2016	126	18.11	—	19.54	2,366	—	1.10	—	1.70	(2.42)	—	(1.84)
2015	141	18.56	—	19.90	2,715	—	1.10	—	1.70	5.01	—	5.65
2014	163	17.67	—	18.84	2,965	—	1.10	—	1.70	9.18	—	9.84
2013	177	16.18	—	17.15	2,947	—	1.10	—	1.70	23.04	—	23.78

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Value Opportunities
2017	336	18.60	—	20.50	6,548	0.39	1.10	—	1.70	15.46	—	16.16
2016	362	16.11	—	17.65	6,095	0.37	1.10	—	1.70	16.35	—	17.04
2015	408	13.84	—	15.08	5,891	2.66	1.10	—	1.70	(11.92)	—	(11.39)
2014	465	15.72	—	17.02	7,599	1.40	1.10	—	1.70	4.82	—	5.45
2013	508	14.99	—	16.14	7,894	1.49	1.10	—	1.70	31.50	—	32.29

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Franchise II
2017	937	24.73	—	29.75	19,663	—	1.29	—	2.49	23.89	—	25.40
2016	1,092	19.96	—	23.73	18,505	—	1.29	—	2.49	(0.52)	—	0.70
2015	1,216	20.07	—	23.56	20,591	—	1.29	—	2.49	2.14	—	3.40
2014	1,426	19.65	—	22.79	23,511	—	1.29	—	2.49	5.48	—	6.77
2013	1,890	18.63	—	21.34	30,229	0.24	1.29	—	2.49	36.42	—	37.99

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Value II
2017	570	27.53	—	30.35	18,195	0.57	1.29	—	2.59	6.86	—	8.27
2016	697	25.43	—	28.40	20,560	0.11	1.29	—	2.59	12.24	—	13.74
2015	824	22.36	—	25.30	21,458	0.01	1.29	—	2.59	(11.71)	—	(10.53)
2014	983	24.99	—	28.66	28,615	0.19	1.29	—	2.59	6.64	—	8.07
2013	1,253	23.12	—	26.87	33,767	0.54	1.29	—	2.59	30.47	—	32.21

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Comstock II
2017	2,940	$24.02	—	25.27	$75,227	1.85%	1.29	—	2.59%	14.56	—	16.06%
2016	3,479	20.70	—	22.06	77,191	1.22	1.29	—	2.59	13.97	—	15.48
2015	4,022	17.92	—	19.35	77,847	1.63	1.29	—	2.59	(8.62)	—	(7.40)
2014	4,761	19.36	—	21.18	100,267	1.05	1.29	—	2.59	6.27	—	7.69
2013	6,033	17.97	—	19.93	118,371	1.40	1.29	—	2.59	32.14	—	33.90

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Equity II
2017	66	15.79	—	18.10	1,179	0.76	1.29	—	2.44	10.14	—	11.43
2016	85	14.33	—	16.24	1,389	0.49	1.29	—	2.44	7.34	—	8.60
2015	100	13.35	—	14.96	1,491	0.89	1.29	—	2.44	(8.30)	—	(7.22)
2014	115	14.37	—	16.12	1,855	0.66	1.29	—	2.59	5.05	—	6.46
2013	135	13.68	—	15.14	2,066	1.21	1.29	—	2.59	25.60	—	27.27

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Plus Bond II
2017	8	13.07	—	14.84	111	3.13	1.30	—	2.10	3.86	—	4.70
2016	9	12.58	—	14.18	114	3.43	1.30	—	2.10	4.15	—	4.98
2015	11	12.08	—	13.50	145	4.42	1.30	—	2.10	(2.70)	—	(1.92)
2014	11	12.42	—	13.77	149	4.40	1.30	—	2.10	5.61	—	6.46
2013	14	11.76	—	12.93	170	4.23	1.30	—	2.10	(2.33)	—	(1.54)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Diversified Dividend II
2017	1,418	21.10	—	25.62	29,140	1.45	1.29	—	2.59	5.56	—	6.95
2016	1,601	19.98	—	23.95	30,950	1.11	1.29	—	2.59	11.58	—	13.06
2015	1,769	18.26	—	21.18	30,459	1.49	1.29	—	2.44	(0.67)	—	0.50
2014	2,000	18.06	—	21.08	34,456	1.37	1.29	—	2.59	9.62	—	11.08
2013	2,563	16.47	—	18.98	40,502	2.05	1.29	—	2.59	27.38	—	29.08

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Equity and Income II
2017	1,125	22.03	—	22.98	25,931	1.43	1.29	—	2.59	7.93	—	9.36
2016	1,259	20.41	—	21.01	26,673	1.57	1.29	—	2.59	11.87	—	13.36
2015	1,438	18.25	—	18.54	26,960	2.26	1.29	—	2.59	(5.11)	—	(3.84)
2014	1,734	19.23	—	19.28	33,898	1.50	1.29	—	2.59	5.95	—	7.36
2013	2,101	17.96	—	18.15	38,431	1.47	1.29	—	2.59	21.65	—	23.28

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Global Core Equity II
2017	767	17.11	—	20.78	12,764	0.89	1.29	—	2.59	19.45	—	21.02
2016	867	14.32	—	17.17	12,004	0.71	1.29	—	2.59	3.75	—	5.13
2015	973	13.81	—	16.33	12,881	1.03	1.29	—	2.59	(4.20)	—	(2.92)
2014	1,130	14.41	—	16.82	15,474	1.51	1.29	—	2.59	(2.12)	—	(0.81)
2013	1,460	14.72	—	16.96	20,689	1.64	1.29	—	2.59	19.09	—	20.68

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Money Market II
2017	55	8.12	—	9.39	501	0.31	1.30	—	2.20	(1.86)	—	(0.98)
2016	57	8.28	—	9.48	525	0.03	1.30	—	2.20	(2.14)	—	(1.26)
2015	63	8.23	—	9.60	587	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2014	73	8.42	—	9.73	691	0.01	1.30	—	2.40	(2.36)	—	(1.28)
2013	78	8.63	—	9.85	742	0.04	1.30	—	2.40	(2.34)	—	(1.26)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Securities II
2017	13	$11.99	—	13.63	$169	1.58%	1.30	—	2.10%	(0.39)	—	0.41%
2016	18	12.04	—	13.58	234	1.66	1.30	—	2.10	(1.09)	—	(0.30)
2015	22	12.17	—	13.62	282	1.95	1.30	—	2.10	(2.02)	—	(1.23)
2014	22	12.42	—	13.79	291	2.82	1.30	—	2.10	1.72	—	2.54
2013	24	12.21	—	13.45	303	2.74	1.30	—	2.10	(4.87)	—	(4.11)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Growth and Income II
2017	1,300	27.47	—	34.09	40,153	1.25	1.29	—	2.69	10.99	—	12.57
2016	1,505	24.75	—	30.28	41,533	0.83	1.29	—	2.69	16.23	—	17.89
2015	1,773	21.29	—	25.68	41,752	2.55	1.29	—	2.69	(5.91)	—	(4.56)
2014	2,077	22.63	—	26.91	51,532	1.42	1.29	—	2.69	7.01	—	8.55
2013	2,628	21.15	—	22.92	60,296	1.23	1.29	—	2.69	30.17	—	32.04

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. High Yield II
2017	546	17.72	—	21.52	6,948	3.87	1.29	—	2.59	3.39	—	4.76
2016	582	17.14	—	20.54	7,163	3.88	1.29	—	2.59	7.97	—	9.40
2015	638	15.87	—	18.78	7,330	5.04	1.29	—	2.59	(5.87)	—	(4.62)
2014	755	16.86	—	19.69	9,228	4.40	1.29	—	2.59	(1.05)	—	0.28
2013	861	17.04	—	19.63	10,574	9.62	1.29	—	2.59	4.65	—	5.38

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. International Growth II
2017	154	10.86	—	12.45	1,960	1.29	1.29	—	2.44	19.76	—	21.15
2016	188	9.07	—	10.28	1,969	1.15	1.29	—	2.44	(3.11)	—	(1.97)
2015	201	9.36	—	10.48	2,155	1.30	1.29	—	2.44	(4.99)	—	(3.87)
2014	210	9.85	—	10.90	2,354	1.01	1.29	—	2.44	(2.35)	—	(1.20)
2013	384	10.09	—	11.04	4,390	1.04	1.29	—	2.44	17.02	—	17.19

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Managed Volatility II
2017	3	26.12	—	28.17	92	1.28	1.30	—	1.85	8.31	—	8.91
2016	5	24.12	—	25.86	117	1.43	1.30	—	1.85	8.29	—	8.89
2015	6	22.27	—	23.75	141	1.16	1.30	—	1.85	(4.16)	—	(3.63)
2014	7	23.24	—	24.65	159	2.51	1.30	—	1.85	18.02	—	18.67
2013	8	19.69	—	20.77	169	2.50	1.30	—	1.85	8.49	—	9.09

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Core Equity II
2017	49	18.36	—	21.55	1,038	0.29	1.29	—	2.44	11.88	—	13.18
2016	67	16.41	—	19.04	1,248	—	1.29	—	2.44	10.41	—	11.71
2015	75	14.87	—	17.04	1,261	0.11	1.29	—	2.44	(6.62)	—	(5.52)
2014	99	15.92	—	18.04	1,751	—	1.29	—	2.44	1.63	—	2.83
2013	119	15.66	—	17.54	2,089	0.50	1.29	—	2.44	25.33	—	26.81

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Growth II
2017	283	21.22	—	26.92	7,138	—	0.83	—	2.54	19.06	—	21.13
2016	339	17.82	—	22.22	7,128	—	0.83	—	2.54	(1.98)	—	(0.26)
2015	377	18.18	—	22.28	8,020	—	0.83	—	2.54	(1.52)	—	0.21
2014	432	18.46	—	22.23	9,307	—	0.83	—	2.54	4.96	—	6.80
2013	517	20.82	—	22.59	10,586	0.22	0.83	—	2.59	33.07	—	35.47

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. S&P 500 Index II
2017	2,393	$24.82	—	30.14	$50,231	1.39%	1.29	—	2.59%	17.90	—	19.45%
2016	2,659	21.05	—	25.24	47,058	1.41	1.29	—	2.59	8.33	—	9.77
2015	2,967	19.44	—	22.99	48,667	1.48	1.29	—	2.59	(1.83)	—	(0.52)
2014	3,329	19.80	—	23.11	55,401	1.53	1.29	—	2.59	10.03	—	11.50
2013	4,142	17.99	—	20.73	62,217	1.73	1.29	—	2.59	28.15	—	29.86

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Technology II
2017	<1	22.73	—	24.51	7	—	1.30	—	1.85	32.28	—	33.00
2016	<1	17.18	—	18.43	7	—	1.30	—	1.85	(2.82)	—	(2.28)
2015	1	17.68	—	18.86	10	—	1.30	—	1.85	4.61	—	5.18
2014	1	16.90	—	17.93	12	—	1.30	—	1.85	8.79	—	9.39
2013	1	15.54	—	16.39	17	—	1.30	—	1.85	22.50	—	23.17

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Value Opportunities II
2017	169	18.36	—	21.80	3,357	0.01	1.29	—	2.44	14.39	—	15.72
2016	225	16.05	—	18.84	3,817	0.07	1.29	—	2.44	15.05	—	16.40
2015	259	13.95	—	16.18	3,793	2.23	1.29	—	2.44	(12.84)	—	(11.81)
2014	291	16.01	—	18.35	4,878	1.11	1.29	—	2.44	3.79	—	5.01
2013	369	15.42	—	17.48	5,903	1.17	1.29	—	2.44	30.02	—	31.55

Alliance Bernstein Variable Product Series Fund - AB VPS Growth
2017	774	17.80	—	27.22	14,874	—	0.70	—	2.59	30.70	—	33.21
2016	923	13.36	—	20.83	13,602	—	0.70	—	2.59	(1.75)	—	0.15
2015	1,079	13.34	—	21.20	16,122	—	0.70	—	2.59	6.00	—	8.06
2014	1,324	12.35	—	20.00	18,443	—	0.70	—	2.59	10.04	—	12.18
2013	1,689	11.01	—	18.17	22,404	0.03	0.70	—	2.59	30.26	—	32.79

Alliance Bernstein Variable Product Series Fund - AB VPS Growth & Income
2017	1,895	23.74	—	30.12	43,475	1.22	0.70	—	2.59	15.55	—	17.77
2016	2,154	20.55	—	25.57	42,440	0.77	0.70	—	2.59	8.20	—	10.30
2015	2,554	18.99	—	23.19	46,289	1.16	0.70	—	2.59	(1.20)	—	0.72
2014	2,985	19.22	—	23.02	54,295	1.07	0.70	—	2.59	6.46	—	8.53
2013	3,790	18.05	—	21.21	64,269	1.16	0.70	—	2.59	31.11	—	33.65

Alliance Bernstein Variable Product Series Fund - AB VPS International Value
2017	595	10.79	—	12.77	7,190	1.82	1.29	—	2.59	21.88	—	23.49
2016	784	8.86	—	10.34	7,726	1.03	1.29	—	2.59	(3.36)	—	(2.07)
2015	859	9.16	—	10.56	8,689	2.17	1.29	—	2.59	(0.25)	—	1.08
2014	1,037	9.19	—	10.44	10,427	3.23	1.29	—	2.59	(8.88)	—	(7.67)
2013	1,176	10.08	—	11.31	12,866	5.62	1.29	—	2.59	19.55	—	21.15

Alliance Bernstein Variable Product Series Fund - AB VPS Large Cap Growth
2017	935	18.15	—	26.33	15,075	—	0.70	—	2.59	28.29	—	30.76
2016	1,099	13.88	—	20.52	13,723	—	0.70	—	2.59	(0.29)	—	1.64
2015	1,229	13.66	—	20.58	15,251	—	0.70	—	2.59	7.98	—	10.08
2014	1,431	11.97	—	19.06	16,401	—	0.94	—	2.59	10.89	—	12.77
2013	1,886	10.61	—	17.19	20,320	—	0.94	—	2.59	31.57	—	33.45

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein Variable Product Series Fund - AB VPS Small/Mid Cap Value
2017	271	$34.49	—	41.89	$10,635	0.24%	1.29	—	2.59%	9.95	—	11.40%
2016	305	31.37	—	37.60	10,817	0.34	1.29	—	2.59	21.57	—	23.19
2015	354	25.81	—	30.53	10,247	0.53	1.29	—	2.59	(8.14)	—	(6.91)
2014	434	28.09	—	32.79	13,578	0.41	1.29	—	2.59	6.12	—	7.54
2013	647	26.47	—	30.49	18,939	0.42	1.29	—	2.59	34.07	—	35.86

Alliance Bernstein Variable Product Series Fund - AB VPS Value
2017	39	14.13	—	16.71	614	1.17	1.29	—	2.59	10.38	—	11.84
2016	48	12.80	—	14.94	682	1.33	1.29	—	2.59	8.42	—	9.86
2015	55	11.81	—	13.60	717	1.84	1.29	—	2.59	(9.57)	—	(8.37)
2014	67	13.06	—	14.84	945	1.55	1.29	—	2.59	7.90	—	9.34
2013	84	12.10	—	13.57	1,089	1.89	1.29	—	2.59	32.96	—	34.73

American Century Variable Portfolios, Inc. - American Century VP International
2017	<1	21.12	—	21.12	7	0.87	1.45	—	1.45	29.32	—	29.32
2016	<1	16.33	—	16.33	5	1.03	1.45	—	1.45	(6.86)	—	(6.86)
2015	<1	17.53	—	17.53	6	0.38	1.45	—	1.45	(0.69)	—	(0.69)
2014	<1	17.65	—	17.65	6	1.68	1.45	—	1.45	(6.87)	—	(6.87)
2013	<1	18.95	—	18.95	6	1.65	1.45	—	1.45	20.65	—	20.65

Deutsche Variable Series I - Deutsche Bond VIP (Class A)
2017	12	17.07	—	17.40	202	2.40	0.70	—	0.80	4.99	—	5.09
2016	12	16.26	—	16.56	197	5.05	0.70	—	0.80	5.08	—	5.19
2015	12	15.47	—	15.74	181	3.64	0.70	—	0.80	(1.09)	—	(0.99)
2014	19	15.64	—	15.90	299	3.99	0.70	—	0.80	5.78	—	5.89
2013	20	14.79	—	15.01	299	3.38	0.70	—	0.80	(3.81)	—	(3.71)

Deutsche Variable Series I - Deutsche Capital Growth VIP (Class A)
2017	50	27.93	—	28.47	1,423	0.75	0.70	—	0.80	25.29	—	25.42
2016	56	22.29	—	22.70	1,273	0.76	0.70	—	0.80	3.41	—	3.52
2015	57	21.55	—	21.93	1,252	0.66	0.70	—	0.80	7.75	—	7.86
2014	54	20.00	—	20.33	1,086	0.62	0.70	—	0.80	12.07	—	12.18
2013	61	17.85	—	18.12	1,106	1.19	0.70	—	0.80	33.57	—	33.70

Deutsche Variable Series I - Deutsche Core Equity VIP (Class A)
2017	25	24.65	—	25.12	613	1.19	0.70	—	0.80	20.05	—	20.17
2016	27	20.53	—	20.91	553	1.34	0.70	—	0.80	9.60	—	9.71
2015	30	18.73	—	19.06	563	0.88	0.70	—	0.80	4.41	—	4.51
2014	34	17.94	—	18.23	617	1.06	0.70	—	0.80	10.93	—	11.04
2013	37	16.17	—	16.42	611	1.25	0.70	—	0.80	36.23	—	36.37

Deutsche Variable Series I - Deutsche CROCI® International VIP (Class A)
2017	14	13.21	—	13.47	182	7.00	0.70	—	0.80	20.99	—	21.11
2016	15	10.92	—	11.12	166	10.47	0.70	—	0.80	(0.07)	—	0.03
2015	18	10.93	—	11.12	194	4.24	0.70	—	0.80	(6.24)	—	(6.14)
2014	18	11.65	—	11.84	217	1.96	0.70	—	0.80	(12.47)	—	(12.38)
2013	22	13.31	—	13.52	290	4.65	0.70	—	0.80	19.27	—	19.39

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Deutsche Variable Series I - Deutsche Global Small Cap VIP (Class A)
2017	20	$40.27	—	41.05	$824	—%	0.70	—	0.80%	19.07	—	19.19%
2016	24	33.82	—	34.44	809	0.39	0.70	—	0.80	0.76	—	0.86
2015	27	33.56	—	34.15	910	1.04	0.70	—	0.80	0.35	—	0.45
2014	31	33.45	—	33.99	1,063	0.84	0.70	—	0.80	(4.90)	—	(4.80)
2013	33	35.17	—	35.71	1,176	0.63	0.70	—	0.80	34.85	—	34.99

Deutsche Variable Series II - Deutsche Global Income Builder VIP (Class A) II
2017	54	18.42	—	18.66	1,007	2.97	0.70	—	0.80	15.61	—	15.73
2016	66	15.94	—	16.12	1,064	4.02	0.70	—	0.80	5.96	—	6.07
2015	70	15.04	—	15.20	1,055	3.27	0.70	—	0.80	(2.23)	—	(2.13)
2014	78	15.38	—	15.53	1,204	3.18	0.70	—	0.80	3.00	—	3.10
2013	87	14.93	—	15.07	1,310	2.13	0.70	—	0.80	15.69	—	15.81

Deutsche Variable Series II - Deutsche Government Money Market VIP (Class A) II
2017	14	10.02	—	10.13	144	0.41	0.70	—	0.80	(0.35)	—	(0.25)
2016	18	10.06	—	10.16	183	0.06	0.70	—	0.80	(0.74)	—	(0.64)
2015	17	10.13	—	10.22	177	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2014	16	10.21	—	10.30	163	0.01	0.70	—	0.80	(0.79)	—	(0.69)
2013	16	10.29	—	10.37	169	0.01	0.70	—	0.80	(0.79)	—	(0.69)

Deutsche Variable Series II - Deutsche Small Mid Cap Growth VIP (Class A) II
2017	17	23.69	—	23.99	406	0.11	0.70	—	0.80	21.15	—	21.27
2016	21	19.56	—	19.79	417	—	0.70	—	0.80	8.20	—	8.31
2015	20	18.07	—	18.27	361	—	0.70	—	0.80	(1.69)	—	(1.59)
2014	22	18.38	—	18.56	403	—	0.70	—	0.80	4.85	—	4.96
2013	22	17.53	—	17.69	384	0.12	0.70	—	0.80	41.64	—	41.78

Dreyfus Stock Index Fund, Inc. - Dreyfus Stock Index Fund, Inc. (Initial Shares)
2017	10	21.65	—	26.06	244	1.69	1.15	—	1.60	19.60	—	20.15
2016	10	18.10	—	21.69	214	1.81	1.15	—	1.60	9.92	—	10.43
2015	30	13.83	—	19.64	567	1.81	1.15	—	1.65	(0.55)	—	(0.05)
2014	32	15.99	—	19.65	604	1.74	1.15	—	1.85	11.33	—	12.13
2013	33	14.36	—	17.52	555	1.84	1.15	—	1.85	29.59	—	30.52

Dreyfus Variable Investment Fund - VIF Government Money Market
2017	23	8.95	—	11.15	231	0.29	1.15	—	1.85	(1.50)	—	(0.80)
2016	32	9.08	—	11.24	328	0.01	1.15	—	1.85	(1.83)	—	(1.13)
2015	37	9.25	—	11.37	379	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	33	9.43	—	11.50	341	<0.01	1.15	—	1.85	(1.85)	—	(1.14)
2013	40	9.60	—	11.63	425	—	1.15	—	1.85	(1.85)	—	(1.14)

Dreyfus Variable Investment Fund - VIF Growth & Income
2017	<1	18.30	—	25.20	22	0.86	1.15	—	1.65	17.76	—	18.34
2016	2	15.54	—	21.29	44	1.01	1.15	—	1.65	8.24	—	8.78
2015	4	14.63	—	19.57	72	0.81	1.15	—	1.85	(0.30)	—	0.42
2014	5	16.79	—	19.49	92	0.77	1.15	—	2.00	7.87	—	8.82
2013	5	14.36	—	17.91	90	0.90	1.15	—	2.00	34.05	—	35.22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Federated Insurance Series - Federated Government Money Fund II
2017	271	$8.94	—	10.77	$3,047	0.30%	1.15	—	1.85%	(1.53)	—	(0.83)%
2016	312	9.08	—	10.86	3,537	—	1.15	—	1.85	(1.84)	—	(1.14)
2015	354	9.25	—	10.99	4,068	—	1.15	—	1.85	(1.85)	—	(1.14)
2014	416	9.43	—	11.11	4,847	—	1.15	—	1.85	(1.85)	—	(1.14)
2013	481	9.60	—	11.24	5,678	—	1.15	—	1.85	(1.85)	—	(1.14)

Fidelity Variable Insurance Products Fund - VIP Contrafund
2017	134	25.56	—	39.85	4,251	0.99	1.15	—	1.65	19.89	—	20.49
2016	151	21.32	—	33.08	3,971	0.79	1.15	—	1.65	6.24	—	6.77
2015	160	20.07	—	30.98	3,937	1.00	1.15	—	1.65	(0.98)	—	(0.48)
2014	181	20.26	—	31.13	4,509	0.86	1.15	—	1.65	10.11	—	10.66
2013	238	21.07	—	28.13	5,318	1.05	1.15	—	1.65	29.14	—	29.79

Fidelity Variable Insurance Products Fund - VIP Equity-Income
2017	24	21.18	—	26.14	588	1.68	1.15	—	1.65	11.05	—	11.61
2016	28	19.08	—	23.42	616	2.14	1.15	—	1.65	16.09	—	16.67
2015	33	16.43	—	20.07	623	3.00	1.15	—	1.65	(5.54)	—	(5.06)
2014	39	17.39	—	21.15	773	2.74	1.15	—	1.65	6.94	—	7.48
2013	44	16.27	—	19.67	813	2.40	1.15	—	1.65	26.05	—	26.68

Fidelity Variable Insurance Products Fund - VIP Government Money Market (sub-account launched on April 29, 2016)
2017	1,890	9.74	—	9.97	18,615	0.69	0.70	—	2.05	(1.36)	—	(0.03)
2016	2,034	9.88	—	9.97	20,183	0.32	0.70	—	2.05	(1.21)	—	(0.32)

Fidelity Variable Insurance Products Fund - VIP Growth
2017	141	15.38	—	26.78	2,961	0.23	1.15	—	1.65	32.93	—	33.59
2016	182	11.57	—	20.05	2,872	0.04	1.15	—	1.65	(0.84)	—	(0.35)
2015	201	11.67	—	20.12	3,196	0.25	1.15	—	1.65	5.42	—	5.95
2014	231	11.07	—	18.99	3,462	0.18	1.15	—	1.65	9.48	—	10.03
2013	261	13.10	—	17.26	3,578	0.28	1.15	—	1.65	34.11	—	34.78

Fidelity Variable Insurance Products Fund - VIP High Income
2017	20	17.34	—	19.45	367	5.04	1.15	—	1.65	5.19	—	5.72
2016	25	16.49	—	18.40	420	4.88	1.15	—	1.65	12.74	—	13.30
2015	32	14.63	—	16.24	472	6.70	1.15	—	1.65	(5.20)	—	(4.73)
2014	33	15.43	—	17.04	520	5.07	1.15	—	1.65	(0.50)	—	—
2013	43	15.51	—	17.04	674	5.29	1.15	—	1.65	4.21	—	4.74

Fidelity Variable Insurance Products Fund - VIP Index 500
2017	169	18.63	—	20.99	3,567	1.73	1.15	—	1.65	19.73	—	20.33
2016	181	15.56	—	17.45	3,173	1.35	1.15	—	1.65	10.03	—	10.58
2015	214	14.14	—	15.78	3,406	1.91	1.15	—	1.65	(0.32)	—	0.18
2014	246	14.18	—	15.75	3,923	1.48	1.15	—	1.65	11.71	—	12.27
2013	309	14.03	—	14.31	4,399	1.85	1.15	—	1.65	30.08	—	30.73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond
2017	35	$19.51	—	20.24	$714	2.25%	1.25	—	1.45%	2.72	—	2.93%
2016	44	19.00	—	19.67	870	2.21	1.25	—	1.45	3.24	—	3.44
2015	53	18.40	—	19.01	1,015	2.43	1.25	—	1.45	(2.03)	—	(1.83)
2014	63	18.78	—	19.37	1,215	2.20	1.25	—	1.45	4.30	—	4.51
2013	64	18.01	—	18.53	1,186	2.26	1.25	—	1.45	(3.19)	—	(3.00)

Fidelity Variable Insurance Products Fund - VIP Overseas
2017	39	13.69	—	14.38	622	0.98	1.15	—	1.65	28.16	—	28.80
2016	52	10.68	—	11.17	646	1.57	1.15	—	1.65	(6.61)	—	(6.15)
2015	45	11.44	—	11.90	591	1.26	1.15	—	1.65	1.93	—	2.44
2014	55	11.22	—	11.61	721	1.10	1.15	—	1.65	(9.58)	—	(9.13)
2013	80	12.78	—	14.78	1,155	1.30	1.15	—	1.65	28.30	—	28.95

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Asset Manager Growth (Service Class 2)
2017	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2016	—	14.87	—	14.87	—	—	1.60	—	1.60	0.55	—	0.55
2015	2	14.78	—	14.78	33	1.45	1.60	—	1.60	(1.78)	—	(1.78)
2014	1	15.05	—	15.05	13	0.81	1.60	—	1.60	3.86	—	3.86
2013	1	14.49	—	14.49	13	0.24	1.60	—	1.60	20.14	—	20.14

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2017	1,381	20.63	—	22.22	30,415	0.76	1.29	—	2.59	18.46	—	20.03
2016	1,618	17.19	—	18.75	29,795	0.57	1.29	—	2.59	4.95	—	6.34
2015	1,914	16.16	—	17.87	33,278	0.74	1.29	—	2.59	(2.19)	—	(0.88)
2014	2,424	16.30	—	18.27	43,004	0.66	1.29	—	2.59	8.76	—	10.21
2013	3,152	14.79	—	16.80	50,943	0.76	1.29	—	2.59	27.56	—	29.26

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2017	24	18.85	—	20.51	483	1.52	1.35	—	1.85	10.58	—	11.13
2016	27	17.05	—	18.46	487	1.97	1.35	—	1.85	15.54	—	16.12
2015	33	14.75	—	15.89	507	2.84	1.35	—	1.85	(6.01)	—	(5.53)
2014	37	16.83	—	17.51	617	2.58	1.35	—	2.00	6.31	—	7.02
2013	41	15.72	—	16.47	640	2.11	1.35	—	2.00	25.27	—	26.10

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2010 Portfolio (Service Class 2)
2017	219	14.30	—	15.92	3,354	1.12	1.29	—	2.19	10.34	—	11.35
2016	306	12.96	—	14.30	4,237	1.29	1.29	—	2.19	2.93	—	3.88
2015	306	12.17	—	13.76	4,060	1.59	1.29	—	2.54	(3.06)	—	(1.81)
2014	317	12.55	—	14.02	4,308	1.18	1.29	—	2.54	1.56	—	2.87
2013	438	12.36	—	13.63	5,815	1.20	1.29	—	2.54	10.32	—	11.74

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2020 Portfolio (Service Class 2)
2017	190	14.54	—	16.37	2,970	1.26	1.29	—	2.29	13.62	—	14.77
2016	220	12.79	—	14.26	3,014	1.27	1.29	—	2.29	3.39	—	4.44
2015	268	12.37	—	13.66	3,539	1.57	1.29	—	2.29	(2.74)	—	(1.74)
2014	290	12.72	—	13.90	3,912	1.22	1.29	—	2.29	2.20	—	3.25
2013	397	12.45	—	13.46	5,203	1.42	1.29	—	2.29	12.99	—	14.14

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom 2030 Portfolio (Service Class 2)
2017	85	$16.12	—	17.31	$1,424	1.06%	1.29	—	1.89%	18.43	—	19.14%
2016	107	13.61	—	14.53	1,501	1.18	1.29	—	1.89	4.37	—	5.01
2015	114	13.04	—	13.84	1,528	1.25	1.29	—	1.89	(2.41)	—	(1.81)
2014	158	13.37	—	14.09	2,173	1.21	1.29	—	1.89	2.76	—	3.39
2013	197	13.01	—	13.63	2,623	1.45	1.29	—	1.89	19.11	—	19.84

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Freedom Income Portfolio (Service Class 2)
2017	65	12.23	—	13.77	859	1.35	1.29	—	2.29	5.89	—	6.97
2016	63	11.55	—	12.88	780	0.85	1.29	—	2.29	1.79	—	2.83
2015	123	11.46	—	12.52	1,498	1.19	1.29	—	2.19	(2.75)	—	(1.85)
2014	120	11.78	—	12.76	1,487	1.13	1.29	—	2.19	1.27	—	2.20
2013	152	11.64	—	12.48	1,856	1.09	1.29	—	2.19	2.90	—	3.85

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2017	3,119	8.28	—	9.10	29,240	0.46	1.25	—	2.59	(2.16)	—	(0.82)
2016	3,027	8.47	—	9.17	28,836	0.02	1.25	—	2.59	(2.57)	—	(1.23)
2015	751	8.69	—	9.28	7,087	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2014	880	8.92	—	9.40	8,471	0.01	1.25	—	2.59	(2.58)	—	(1.23)
2013	961	9.16	—	9.52	9,439	0.01	1.25	—	2.59	(2.58)	—	(1.23)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2017	6	18.20	—	19.80	125	0.09	1.35	—	1.85	32.34	—	33.00
2016	7	13.75	—	14.89	105	—	1.35	—	1.85	(1.31)	—	(0.80)
2015	10	13.93	—	15.01	145	0.03	1.35	—	1.85	4.93	—	5.46
2014	11	13.28	—	14.23	158	—	1.35	—	1.85	8.96	—	9.51
2013	11	12.19	—	13.00	145	0.05	1.35	—	1.85	33.49	—	34.17

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth & Income (Service Class 2)
2017	208	19.88	—	23.52	4,608	1.02	1.29	—	2.59	13.62	—	15.11
2016	258	17.50	—	20.43	5,000	1.47	1.29	—	2.59	12.82	—	14.32
2015	294	15.51	—	17.87	5,018	1.78	1.29	—	2.59	(5.06)	—	(3.80)
2014	356	16.34	—	18.58	6,354	1.02	1.29	—	2.59	7.37	—	8.81
2013	761	15.22	—	17.07	12,624	1.61	1.29	—	2.59	29.80	—	31.53

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth Opportunities (Service Class 2) (sub-account launched on April 24, 2015)
2017	66	21.88	—	25.09	1,588	0.11	1.29	—	2.44	30.93	—	32.45
2016	72	16.71	—	18.94	1,323	0.05	1.29	—	2.44	(2.37)	—	(1.22)
2015	76	17.12	—	19.18	1,414	0.01	1.29	—	2.44	(3.00)	—	(2.21)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP High Income (Service Class 2)
2017	116	15.93	—	18.47	2,067	5.30	1.29	—	2.44	4.32	—	5.54
2016	140	15.27	—	17.50	2,368	4.67	1.29	—	2.44	11.39	—	12.70
2015	187	13.70	—	15.53	2,836	5.80	1.29	—	2.44	(6.21)	—	(5.11)
2014	238	14.61	—	16.37	3,846	5.00	1.29	—	2.44	(1.56)	—	(0.40)
2013	307	14.84	—	16.43	4,993	5.35	1.29	—	2.44	3.12	—	4.33

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2017	712	$18.92	—	21.69	$14,761	1.62%	1.29	—	2.44%	18.47	—	19.85%
2016	710	15.97	—	18.10	12,335	1.59	1.29	—	2.44	8.87	—	10.15
2015	482	14.67	—	16.43	7,647	1.81	1.29	—	2.44	(1.38)	—	(0.22)
2014	499	14.87	—	16.47	7,965	1.31	1.29	—	2.44	10.52	—	11.83
2013	644	13.46	—	14.73	9,263	1.82	1.29	—	2.44	28.69	—	30.21

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2017	<1	15.68	—	15.68	1	2.29	1.50	—	1.50	2.44	—	2.44
2016	<1	15.31	—	15.31	1	1.68	1.50	—	1.50	2.91	—	2.91
2015	<1	14.87	—	14.87	1	1.99	1.50	—	1.50	(2.34)	—	(2.34)
2014	<1	15.23	—	15.23	1	1.71	1.50	—	1.50	4.03	—	4.03
2013	<1	14.64	—	14.64	2	2.40	1.50	—	1.50	(3.54)	—	(3.54)

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Mid Cap (Service Class 2)
2017	426	18.29	—	20.97	9,583	0.47	1.29	—	2.44	17.62	—	18.99
2016	500	15.55	—	17.63	9,594	0.30	1.29	—	2.44	(18.79)	—	10.48
2015	550	14.24	—	15.95	9,630	0.24	1.29	—	2.44	(4.03)	—	(2.90)
2014	672	16.43	—	19.95	12,151	0.02	1.29	—	2.44	3.44	—	4.66
2013	869	15.70	—	19.29	15,307	0.26	1.29	—	2.44	34.12	—	34.13

Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2017	<1	16.48	—	22.17	8	1.23	1.35	—	1.80	27.66	—	28.24
2016	<1	12.85	—	17.37	7	0.51	1.35	—	1.80	(6.97)	—	(6.54)
2015	2	12.76	—	13.75	28	1.07	1.35	—	1.85	1.39	—	1.90
2014	2	12.59	—	13.49	34	1.07	1.35	—	1.85	(9.99)	—	(9.53)
2013	3	13.98	—	14.91	41	1.10	1.35	—	1.85	27.76	—	28.41

Franklin Templeton Variable Insurance Products Trust - Franklin Flex Cap Growth VIP (Class 2)
2017	57	19.99	—	22.45	1,206	—	1.29	—	2.19	24.18	—	25.31
2016	75	16.10	—	17.91	1,275	—	1.29	—	2.19	(5.01)	—	(4.14)
2015	85	16.58	—	18.69	1,517	—	1.29	—	2.39	1.87	—	3.02
2014	107	16.27	—	18.14	1,855	—	1.29	—	2.39	3.57	—	4.74
2013	140	15.71	—	17.32	2,339	—	1.29	—	2.39	35.71	—	36.33

Franklin Templeton Variable Insurance Products Trust - Franklin Growth and Income VIP (Class 2)
2017	721	23.80	—	28.86	19,778	5.75	1.29	—	2.54	12.94	—	14.37
2016	833	21.08	—	25.23	20,050	2.56	1.29	—	2.54	8.80	—	10.19
2015	993	18.98	—	22.90	21,787	3.32	1.29	—	2.69	(3.57)	—	(2.19)
2014	1,199	19.69	—	23.41	27,038	2.44	1.29	—	2.69	6.20	—	7.73
2013	1,486	18.54	—	21.73	31,193	2.61	1.29	—	2.69	26.12	—	27.93

Franklin Templeton Variable Insurance Products Trust - Franklin High Income VIP (Class 2) (sub-account merged on April 28, 2017)
2017	—	15.70	—	18.69	—	52.12	1.28	—	2.59	1.76	—	2.21
2016	415	15.43	—	18.29	7,228	6.93	1.28	—	2.59	13.93	—	15.47
2015	478	13.54	—	15.84	7,242	6.99	1.28	—	2.59	(11.48)	—	(10.28)
2014	535	15.30	—	17.65	9,073	6.11	1.28	—	2.59	(2.61)	—	(1.30)
2013	595	15.71	—	17.89	10,280	7.20	1.28	—	2.59	5.04	—	6.46

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP (Class 2)
2017	3,911	$17.00	—	20.42	$76,305	4.18%	1.28	—	2.59%	6.86	—	8.28%
2016	4,475	15.91	—	18.86	80,938	4.92	1.28	—	2.59	11.08	—	12.58
2015	5,254	14.32	—	16.75	84,741	4.66	1.28	—	2.59	(9.46)	—	(8.24)
2014	6,536	15.82	—	18.25	115,409	5.20	1.28	—	2.59	1.91	—	3.29
2013	7,996	15.52	—	17.67	137,214	6.35	1.28	—	2.59	10.99	—	12.49

Franklin Templeton Variable Insurance Products Trust - Franklin Large Cap Growth VIP (Class 2)
2017	969	18.05	—	21.36	19,756	0.63	1.29	—	2.54	24.88	—	26.46
2016	1,235	14.45	—	16.89	20,021	—	1.29	—	2.54	(4.28)	—	(3.06)
2015	1,390	15.10	—	17.43	23,336	0.28	1.29	—	2.54	2.94	—	4.26
2014	1,756	14.67	—	16.71	28,433	1.12	1.29	—	2.54	9.60	—	11.01
2013	2,324	13.38	—	15.06	34,052	1.07	1.29	—	2.54	25.37	—	26.98

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP (Class 2)
2017	477	15.88	—	18.42	8,997	1.75	1.29	—	2.54	5.86	—	7.20
2016	564	15.00	—	17.18	9,939	1.74	1.29	—	2.54	9.33	—	10.73
2015	805	13.72	—	15.52	12,657	2.76	1.29	—	2.54	(6.10)	—	(4.89)
2014	934	14.61	—	16.31	15,527	2.07	1.29	—	2.54	3.02	—	4.34
2013	1,099	14.12	—	15.64	17,621	2.10	1.29	—	2.59	23.89	—	25.97

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP (Class 2)
2017	1,933	21.41	—	34.23	44,538	2.20	1.15	—	2.69	5.46	—	7.11
2016	2,220	20.31	—	31.96	48,025	1.89	1.15	—	2.69	12.95	—	14.73
2015	2,586	17.98	—	27.85	49,294	3.02	1.15	—	2.69	(7.49)	—	(6.02)
2014	3,196	19.43	—	29.64	65,115	1.96	1.15	—	2.69	4.24	—	5.90
2013	3,925	18.64	—	27.99	75,874	2.03	1.15	—	2.69	24.81	—	26.79

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP (Class 2)
2017	535	25.70	—	34.96	20,043	0.50	1.28	—	2.69	7.70	—	9.25
2016	610	23.52	—	32.46	21,251	0.80	1.28	—	2.69	26.70	—	28.54
2015	751	18.30	—	25.62	20,589	0.64	1.28	—	2.69	(9.88)	—	(8.56)
2014	879	20.01	—	28.43	26,531	0.62	1.28	—	2.69	(2.14)	—	(0.71)
2013	1,109	20.16	—	29.05	33,819	1.33	1.28	—	2.69	32.58	—	34.51

Franklin Templeton Variable Insurance Products Trust - Franklin Small-Mid Cap Growth VIP (Class 2)
2017	19	31.81	—	41.07	675	—	1.15	—	2.34	18.58	—	20.02
2016	22	26.83	—	34.22	648	—	1.15	—	2.34	1.74	—	2.98
2015	33	26.37	—	33.23	880	—	1.15	—	2.34	(4.94)	—	(3.77)
2014	39	27.74	—	34.53	1,067	—	1.15	—	2.34	4.96	—	6.24
2013	45	26.43	—	32.50	1,155	—	1.15	—	2.34	34.92	—	36.58

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP (Class 2)
2017	803	10.56	—	12.84	9,870	2.57	1.29	—	2.69	(1.36)	—	0.04
2016	923	10.71	—	12.83	11,396	2.49	1.29	—	2.69	(2.04)	—	(0.63)
2015	1,008	10.93	—	12.91	12,578	2.54	1.29	—	2.69	(2.23)	—	(0.82)
2014	1,230	11.18	—	13.02	15,521	2.61	1.29	—	2.69	0.60	—	2.05
2013	1,541	11.11	—	12.76	19,112	2.81	1.29	—	2.69	(4.87)	—	(3.50)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP (Class 2)
2017	216	$27.21	—	33.93	$8,297	1.02%	1.15	—	2.49%	36.94	—	38.81%
2016	259	19.60	—	24.78	7,229	0.86	1.15	—	2.49	14.53	—	16.10
2015	324	16.89	—	21.63	7,835	2.05	1.15	—	2.49	(21.61)	—	(20.52)
2014	352	21.25	—	27.60	10,815	1.49	1.15	—	2.49	(10.67)	—	(9.44)
2013	429	23.46	—	30.89	14,605	1.95	1.15	—	2.49	(3.39)	—	(2.20)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP (Class 2)
2017	2,122	17.71	—	20.13	43,239	2.61	1.15	—	2.69	13.58	—	15.36
2016	2,477	15.35	—	17.73	44,078	1.88	1.15	—	2.69	4.30	—	5.95
2015	2,875	14.49	—	17.00	48,853	3.33	1.15	—	2.69	(9.01)	—	(7.56)
2014	3,435	15.67	—	18.68	63,482	1.87	1.15	—	2.69	(13.52)	—	(12.15)
2013	4,142	17.84	—	21.60	86,941	2.39	1.15	—	2.69	19.66	—	21.56

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP (Class 2)
2017	35	22.22	—	33.82	971	—	1.15	—	2.24	(0.34)	—	0.76
2016	36	22.30	—	33.56	1,011	—	1.15	—	2.24	0.64	—	1.76
2015	45	22.16	—	32.98	1,220	7.86	1.15	—	2.24	(6.45)	—	(5.40)
2014	50	23.68	—	34.86	1,426	5.58	1.15	—	2.24	(0.45)	—	0.67
2013	59	23.79	—	34.63	1,667	4.56	1.15	—	2.24	(0.65)	—	0.47

Franklin Templeton Variable Insurance Products Trust - Templeton Growth VIP (Class 2)
2017	27	17.21	—	26.43	678	1.67	1.15	—	1.85	16.32	—	17.15
2016	30	14.79	—	22.56	637	1.83	1.15	—	1.85	7.60	—	8.37
2015	40	13.75	—	20.82	791	2.61	1.15	—	1.85	(8.22)	—	(7.56)
2014	45	14.98	—	22.52	956	1.42	1.15	—	1.85	(4.61)	—	(3.93)
2013	50	15.70	—	23.44	1,111	2.63	1.15	—	1.85	28.40	—	29.33

Goldman Sachs Variable Insurance Trust - VIT Large Cap Value
2017	123	15.97	—	18.89	2,200	1.56	1.29	—	2.59	7.03	—	8.44
2016	146	14.92	—	17.42	2,417	2.04	1.29	—	2.59	8.70	—	10.15
2015	173	13.73	—	15.81	2,612	1.36	1.29	—	2.59	(6.89)	—	(5.65)
2014	204	14.74	—	16.76	3,282	1.28	1.29	—	2.59	10.01	—	11.48
2013	264	13.40	—	15.04	3,836	1.14	1.29	—	2.59	29.78	—	31.51

Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value
2017	94	20.64	—	23.48	2,139	0.71	1.29	—	2.29	8.54	—	9.64
2016	109	19.01	—	21.41	2,256	1.27	1.29	—	2.29	10.94	—	12.07
2015	126	16.95	—	19.11	2,333	0.39	1.29	—	2.39	(11.41)	—	(10.41)
2014	142	19.14	—	21.33	2,947	0.89	1.29	—	2.39	10.86	—	12.11
2013	192	17.26	—	19.03	3,553	0.76	1.29	—	2.39	31.18	—	31.78

Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2017	196	18.73	—	37.30	4,149	0.51	1.15	—	2.59	8.70	—	10.29
2016	231	17.23	—	33.82	4,450	1.08	1.15	—	2.59	20.02	—	21.80
2015	278	14.36	—	27.77	4,420	0.27	1.15	—	2.59	(4.66)	—	(3.25)
2014	354	15.06	—	28.70	5,940	0.64	1.15	—	2.59	4.16	—	5.71
2013	549	14.46	—	27.15	8,757	0.93	1.15	—	2.59	32.11	—	34.07

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs Variable Insurance Trust - VIT Strategic Growth
2017	<1	$16.42	—	24.90	$9	0.54%	1.37	—	1.65%	28.53	—	28.89%
2016	<1	12.78	—	19.32	7	0.28	1.37	—	1.65	0.32	—	0.60
2015	1	12.74	—	19.94	24	0.36	1.15	—	1.65	1.70	—	2.21
2014	1	12.52	—	19.51	24	0.38	1.15	—	1.65	11.78	—	12.34
2013	1	11.20	—	17.36	21	0.41	1.15	—	1.65	30.25	—	30.91

Goldman Sachs Variable Insurance Trust - VIT U.S. Equity Insights
2017	156	20.43	—	24.16	3,583	1.28	1.29	—	2.59	20.88	—	22.47
2016	202	16.90	—	19.72	3,803	1.24	1.29	—	2.59	7.87	—	9.31
2015	235	15.66	—	18.04	4,062	1.32	1.29	—	2.59	(2.78)	—	(1.48)
2014	279	16.11	—	18.32	4,935	1.28	1.29	—	2.59	13.35	—	14.86
2013	375	14.21	—	15.95	5,793	1.04	1.29	—	2.59	33.96	—	35.75

Janus Aspen Series - Janus Henderson Forty (Institutional Shares)
2017	<1	34.07	—	34.07	14	—	1.50	—	1.50	28.37	—	28.37
2016	<1	26.54	—	26.54	11	—	1.50	—	1.50	0.67	—	0.67
2015	<1	26.37	—	26.37	11	—	1.50	—	1.50	10.54	—	10.54
2014	<1	23.85	—	23.85	11	0.15	1.50	—	1.50	7.10	—	7.10
2013	<1	22.27	—	22.27	10	0.70	1.50	—	1.50	29.26	—	29.26

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity
2017	<1	56.64	—	56.64	<1	1.83	1.50	—	1.50	25.92	—	25.92
2016	<1	44.98	—	44.98	<1	0.54	1.50	—	1.50	18.97	—	18.97
2015	<1	37.81	—	37.81	<1	0.91	1.50	—	1.50	(21.26)	—	(21.26)
2014	<1	48.02	—	48.02	<1	1.45	1.50	—	1.50	(6.07)	—	(6.07)
2013	<1	51.12	—	51.12	1	1.48	1.50	—	1.50	(2.72)	—	(2.72)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2017	<1	23.52	—	23.52	1	1.40	1.50	—	1.50	13.12	—	13.12
2016	<1	20.79	—	20.79	<1	0.79	1.50	—	1.50	11.31	—	11.31
2015	<1	18.68	—	18.68	1	1.07	1.50	—	1.50	(4.32)	—	(4.32)
2014	<1	19.52	—	19.52	2	1.94	1.50	—	1.50	10.03	—	10.03
2013	<1	17.74	—	17.74	2	1.71	1.50	—	1.50	30.38	—	30.38

Lord Abbett Series Fund - Bond-Debenture
2017	641	17.43	—	20.49	12,587	3.98	1.29	—	2.49	6.51	—	7.81
2016	721	16.36	—	19.01	13,198	4.22	1.29	—	2.49	9.35	—	10.69
2015	874	14.97	—	17.17	14,538	3.58	1.29	—	2.49	(3.98)	—	(2.80)
2014	1,126	15.59	—	17.67	19,340	4.27	1.29	—	2.49	1.75	—	3.00
2013	1,422	15.17	—	17.15	23,794	4.50	1.29	—	2.59	5.37	—	6.78

Lord Abbett Series Fund - Fundamental Equity
2017	146	21.37	—	24.95	3,464	0.99	1.29	—	2.44	9.85	—	11.13
2016	167	19.45	—	22.45	3,597	1.09	1.29	—	2.44	12.93	—	14.26
2015	201	17.23	—	19.65	3,807	1.04	1.29	—	2.44	(5.80)	—	(4.69)
2014	266	18.29	—	20.62	5,294	0.40	1.29	—	2.44	4.53	—	5.76
2013	348	17.49	—	19.50	6,590	0.22	1.29	—	2.44	34.01	—	34.14

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lord Abbett Series Fund - Growth and Income
2017	460	$17.42	—	20.34	$8,946	1.21%	1.29	—	2.44%	10.64	—	11.92%
2016	582	15.74	—	18.17	10,146	1.40	1.29	—	2.44	14.26	—	15.61
2015	677	13.78	—	15.72	10,263	1.10	1.29	—	2.44	(5.23)	—	(4.12)
2014	847	14.54	—	16.39	13,443	0.62	1.29	—	2.44	5.03	—	6.26
2013	1,101	13.84	—	15.43	16,517	0.53	1.29	—	2.44	34.15	—	34.28

Lord Abbett Series Fund - Growth Opportunities
2017	212	23.28	—	27.18	5,548	—	1.29	—	2.44	19.94	—	21.33
2016	258	19.41	—	22.40	5,567	—	1.29	—	2.44	(1.23)	—	(0.07)
2015	298	19.65	—	22.42	6,465	—	1.29	—	2.44	0.22	—	1.40
2014	389	19.61	—	22.11	8,334	—	1.29	—	2.44	3.48	—	4.70
2013	489	18.95	—	21.12	10,040	—	1.29	—	2.44	33.74	—	35.31

Lord Abbett Series Fund - Mid-Cap Stock
2017	553	18.00	—	21.16	11,126	0.58	1.29	—	2.49	4.19	—	5.46
2016	617	17.27	—	20.06	11,828	0.48	1.29	—	2.49	13.50	—	14.90
2015	721	15.22	—	17.46	12,089	0.54	1.29	—	2.49	(6.18)	—	(5.03)
2014	874	16.22	—	18.39	15,550	0.40	1.29	—	2.49	8.75	—	10.09
2013	1,112	14.92	—	16.70	18,049	0.38	1.29	—	2.49	28.16	—	28.64

MFS Variable Insurance Trust - MFS Growth
2017	34	14.17	—	31.70	821	0.11	1.15	—	1.65	29.26	—	29.91
2016	36	10.97	—	24.40	667	0.04	1.15	—	1.65	0.77	—	1.27
2015	41	10.88	—	24.10	749	0.16	1.15	—	1.65	5.80	—	6.33
2014	46	10.29	—	22.66	789	0.10	1.15	—	1.65	7.16	—	7.70
2013	50	9.60	—	21.04	785	0.23	1.15	—	1.65	34.61	—	35.29

MFS Variable Insurance Trust - MFS High Yield (sub-account launched on August 16, 2013)
2017	11	20.48	—	21.25	234	6.65	1.25	—	1.45	5.16	—	5.37
2016	12	19.48	—	20.17	235	6.83	1.25	—	1.45	12.19	—	12.41
2015	13	17.36	—	17.94	236	3.99	1.25	—	1.45	(5.60)	—	(5.41)
2014	36	18.39	—	18.97	674	3.51	1.25	—	1.45	1.33	—	1.53
2013	17	18.15	—	18.68	319	2.49	1.25	—	1.45	3.45	—	3.53

MFS Variable Insurance Trust - MFS Investors Trust
2017	39	19.04	—	24.23	812	0.73	1.15	—	1.65	21.33	—	21.94
2016	42	15.69	—	19.87	726	0.83	1.15	—	1.65	6.82	—	7.35
2015	51	14.69	—	18.51	829	0.79	1.15	—	1.65	(1.42)	—	(0.93)
2014	70	14.90	—	18.68	1,155	0.91	1.15	—	1.65	9.19	—	9.74
2013	77	13.65	—	17.02	1,158	1.11	1.15	—	1.65	29.89	—	30.54

MFS Variable Insurance Trust - MFS New Discovery
2017	35	21.29	—	45.90	1,216	—	1.15	—	1.65	24.59	—	25.21
2016	38	17.09	—	36.66	1,041	—	1.15	—	1.65	7.27	—	7.81
2015	44	15.93	—	34.00	1,120	—	1.15	—	1.65	(3.49)	—	(3.01)
2014	52	16.51	—	35.06	1,366	—	1.15	—	1.65	(8.78)	—	(8.32)
2013	62	18.09	—	38.24	1,798	—	1.15	—	1.65	39.21	—	39.90

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust - MFS Research
2017	25	$16.75	—	22.98	$498	1.38%	1.15	—	1.65%	21.36	—	21.96%
2016	26	13.80	—	18.84	430	0.84	1.15	—	1.65	6.96	—	7.50
2015	33	12.90	—	17.53	504	0.80	1.15	—	1.65	(0.85)	—	(0.35)
2014	40	13.01	—	17.59	610	0.85	1.15	—	1.65	8.40	—	8.94
2013	48	12.00	—	16.15	677	0.32	1.15	—	1.65	30.12	—	30.77

MFS Variable Insurance Trust - MFS Total Return Bond
2017	39	19.35	—	20.83	820	3.33	1.25	—	1.65	2.75	—	3.16
2016	42	18.83	—	20.19	852	3.40	1.25	—	1.65	2.53	—	2.94
2015	47	18.36	—	19.61	925	4.02	1.25	—	1.65	(1.93)	—	(1.54)
2014	35	18.73	—	19.92	700	2.64	1.25	—	1.65	4.11	—	4.53
2013	46	17.99	—	19.05	861	1.18	1.25	—	1.65	(2.65)	—	(2.26)

MFS Variable Insurance Trust - MFS Utilities
2017	8	32.13	—	33.54	254	4.50	1.35	—	1.59	13.03	—	13.30
2016	8	28.43	—	29.60	229	4.01	1.35	—	1.59	9.72	—	9.98
2015	8	25.91	—	26.92	210	4.28	1.35	—	1.59	(15.87)	—	(15.67)
2014	8	30.80	—	31.92	262	2.20	1.35	—	1.59	10.95	—	11.22
2013	8	27.76	—	28.70	223	2.56	1.35	—	1.59	16.65	—	18.62

MFS Variable Insurance Trust (Service Class) - MFS Growth (Service Class)
2017	4	20.27	—	22.06	90	—	1.35	—	1.85	28.68	—	29.32
2016	4	15.75	—	17.06	72	—	1.35	—	1.85	0.29	—	0.80
2015	4	15.71	—	16.92	74	—	1.35	—	1.85	5.32	—	5.85
2014	5	14.91	—	15.99	83	—	1.35	—	1.85	6.67	—	7.22
2013	9	13.98	—	14.91	124	0.12	1.35	—	1.85	33.97	—	34.65

MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2017	6	19.54	—	21.27	134	0.56	1.35	—	1.85	20.77	—	21.37
2016	7	16.18	—	17.52	116	0.55	1.35	—	1.85	6.32	—	6.86
2015	7	15.22	—	16.40	115	0.67	1.35	—	1.85	(1.90)	—	(1.40)
2014	8	15.51	—	16.63	132	0.72	1.35	—	1.85	8.66	—	9.22
2013	9	14.28	—	15.23	140	0.97	1.35	—	1.85	29.30	—	29.96

MFS Variable Insurance Trust (Service Class) - MFS New Discovery (Service Class)
2017	3	21.23	—	23.10	73	—	1.35	—	1.85	24.01	—	24.63
2016	4	17.12	—	18.54	74	—	1.35	—	1.85	6.79	—	7.33
2015	6	16.03	—	17.27	102	—	1.35	—	1.85	(3.96)	—	(3.47)
2014	6	16.69	—	17.89	111	—	1.35	—	1.85	(9.21)	—	(8.74)
2013	8	18.38	—	19.61	165	—	1.35	—	1.85	38.61	—	39.31

MFS Variable Insurance Trust (Service Class) - MFS Research (Service Class)
2017	2	19.66	—	21.39	39	1.13	1.35	—	1.85	20.81	—	21.41
2016	2	16.27	—	17.62	33	0.51	1.35	—	1.85	6.49	—	7.03
2015	2	15.28	—	16.46	32	0.41	1.35	—	1.85	(1.33)	—	(0.83)
2014	3	15.49	—	16.60	42	0.42	1.35	—	1.85	7.90	—	8.45
2013	4	14.35	—	15.31	67	0.27	1.35	—	1.85	29.56	—	30.22

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2017	17	$24.48	—	26.64	$551	4.27%	1.35	—	1.85%	12.39	—	12.95%
2016	24	21.78	—	23.58	684	3.50	1.35	—	1.85	9.18	—	9.74
2015	28	19.95	—	21.49	738	3.57	1.35	—	1.85	(16.34)	—	(15.91)
2014	47	25.56	—	31.58	1,373	1.92	1.35	—	2.00	10.22	—	10.95
2013	56	23.04	—	28.65	1,477	2.13	1.35	—	2.00	17.81	—	18.59

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Core Plus Fixed Income
2017	11	15.17	—	19.14	173	2.64	1.15	—	1.85	4.29	—	5.03
2016	16	14.55	—	18.22	243	1.96	1.15	—	1.85	4.15	—	4.90
2015	24	13.97	—	17.37	354	2.24	1.15	—	1.85	(2.49)	—	(1.79)
2014	52	14.32	—	15.35	772	2.96	1.15	—	1.85	5.86	—	6.40
2013	48	13.53	—	14.43	659	3.73	1.35	—	1.85	(2.16)	—	(1.66)

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Emerging Markets Equity
2017	676	23.24	—	29.03	15,937	0.75	0.70	—	2.20	32.14	—	34.13
2016	757	17.33	—	21.97	13,435	0.49	0.70	—	2.20	4.42	—	6.00
2015	810	16.35	—	21.04	13,809	0.83	0.70	—	2.20	(12.64)	—	(11.31)
2014	936	18.43	—	24.08	18,089	0.38	0.70	—	2.20	(6.57)	—	(5.16)
2013	1,142	19.44	—	27.55	23,231	1.18	0.70	—	2.20	(3.18)	—	(1.72)

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Infrastructure (sub-account launched on April 25, 2014)
2017	773	17.67	—	21.45	36,447	2.35	0.70	—	1.85	10.90	—	12.18
2016	907	15.93	—	19.12	38,251	2.32	0.70	—	1.85	13.16	—	14.47
2015	1,029	13.97	—	16.70	38,449	1.82	0.70	—	1.98	(15.45)	—	(14.36)
2014	1,230	16.52	—	19.50	53,196	—	0.70	—	1.98	7.25	—	8.19

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Global Strategist
2017	3,534	14.61	—	15.33	56,496	1.14	0.70	—	2.20	13.59	—	15.30
2016	4,168	12.86	—	13.30	57,488	—	0.70	—	2.20	3.29	—	4.84
2015	4,841	12.45	—	12.68	64,428	1.69	0.70	—	2.20	(8.43)	—	(7.05)
2014	5,574	13.64	—	14.87	79,713	0.84	0.70	—	2.20	(0.07)	—	1.44
2013	6,536	13.45	—	14.88	92,037	0.20	0.70	—	2.20	13.42	—	15.14

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Growth
2017	977	27.61	—	31.49	26,765	—	0.70	—	2.69	39.33	—	42.15
2016	1,124	19.42	—	22.60	22,120	—	0.70	—	2.69	(4.27)	—	(2.32)
2015	1,234	19.88	—	23.61	25,121	—	0.70	—	2.69	9.22	—	11.46
2014	1,367	17.84	—	21.61	25,271	—	0.70	—	2.69	3.50	—	5.62
2013	1,540	16.89	—	20.88	27,382	0.43	0.70	—	2.69	44.09	—	47.04

Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Mid Cap Growth
2017	383	27.25	—	33.69	11,077	—	0.70	—	2.30	35.62	—	37.80
2016	437	20.09	—	24.45	9,256	—	0.70	—	2.30	(10.85)	—	(9.42)
2015	482	22.54	—	26.99	11,382	—	0.70	—	2.30	(8.04)	—	(6.55)
2014	558	24.51	—	28.88	14,237	—	0.70	—	2.30	(0.35)	—	1.26
2013	651	24.60	—	28.52	16,585	0.35	0.70	—	2.30	34.36	—	36.53

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF U.S. Real Estate
2017	332	$30.28	—	58.88	$14,210	1.43%	0.70	—	2.30%	0.77	—	2.39%
2016	387	30.05	—	57.51	16,359	1.32	0.70	—	2.30	4.39	—	6.07
2015	431	28.79	—	54.22	17,384	1.31	0.70	—	2.30	(0.15)	—	1.46
2014	500	28.83	—	53.44	20,052	1.45	0.70	—	2.30	26.77	—	28.82
2013	597	22.74	—	41.48	18,746	1.11	0.70	—	2.30	(0.27)	—	1.34

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Debt (Class II)
2017	245	19.45	—	29.13	6,487	5.41	1.29	—	2.59	6.77	—	8.18
2016	290	18.22	—	26.93	7,139	5.55	1.29	—	2.59	7.72	—	9.16
2015	351	16.91	—	24.67	7,918	5.34	1.29	—	2.59	(3.74)	—	(2.45)
2014	425	17.57	—	25.29	9,899	5.49	1.29	—	2.59	0.23	—	1.56
2013	524	17.53	—	20.19	12,012	3.91	1.29	—	2.59	(11.12)	—	(9.93)

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Emerging Markets Equity (Class II)
2017	116	33.79	—	41.03	4,521	0.72	1.29	—	2.59	31.60	—	33.33
2016	147	25.68	—	30.78	4,298	0.44	1.29	—	2.59	3.87	—	5.25
2015	169	24.72	—	29.24	4,715	0.78	1.29	—	2.59	(13.02)	—	(11.86)
2014	204	28.42	—	33.18	6,475	0.33	1.29	—	2.59	(7.03)	—	(5.79)
2013	274	30.57	—	35.21	9,293	1.11	1.29	—	2.59	(3.66)	—	(2.38)

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Franchise (Class II)
2017	754	32.73	—	33.02	26,130	1.32	1.29	—	2.59	22.52	—	24.14
2016	900	26.37	—	26.95	25,249	1.47	1.29	—	2.59	2.70	—	4.06
2015	1,157	25.34	—	26.24	31,143	2.06	1.29	—	2.59	3.45	—	4.83
2014	1,446	24.17	—	25.37	37,168	2.05	1.29	—	2.59	1.80	—	3.16
2013	1,856	23.43	—	24.92	46,553	2.64	1.29	—	2.59	16.56	—	18.12

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Infrastructure (Class II) (sub-account launched on April 25, 2014)
2017	579	27.38	—	33.24	10,728	2.20	1.29	—	2.59	9.65	—	11.10
2016	647	24.97	—	29.92	10,875	2.10	1.29	—	2.59	12.00	—	13.49
2015	711	22.29	—	26.37	10,619	1.59	1.29	—	2.59	(16.12)	—	(15.00)
2014	799	26.57	—	31.02	14,176	—	1.29	—	2.59	6.52	—	7.50

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Global Strategist (Class II) (sub-account launched on April 26, 2013)
2017	1,254	15.89	—	19.30	19,175	1.03	1.29	—	2.59	12.99	—	14.48
2016	1,460	14.06	—	16.86	19,630	—	1.29	—	2.59	2.77	—	4.14
2015	1,711	13.68	—	16.19	22,224	1.55	1.29	—	2.59	(8.95)	—	(7.74)
2014	1,923	15.03	—	17.54	27,193	0.76	1.29	—	2.59	(0.65)	—	0.68
2013	2,266	15.13	—	17.42	31,979	0.12	1.29	—	2.59	8.25	—	9.24

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Growth (Class II)
2017	142	35.14	—	36.96	5,522	—	1.29	—	2.59	39.15	—	40.99
2016	167	25.25	—	26.21	4,617	—	1.29	—	2.59	(4.46)	—	(3.18)
2015	184	26.43	—	27.08	5,259	—	1.29	—	2.59	9.07	—	10.52
2014	223	24.23	—	24.50	5,760	—	1.29	—	2.59	3.34	—	4.72
2013	288	23.39	—	23.45	7,194	0.21	1.29	—	2.59	43.90	—	45.82

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Mid Cap Growth (Class II)
2017	461	$19.42	—	31.84	$11,938	—%	1.29	—	2.59%	35.04	—	36.82%
2016	592	14.19	—	23.58	11,119	—	1.29	—	2.59	(11.20)	—	(10.02)
2015	627	15.77	—	26.55	13,443	—	1.29	—	2.59	(8.43)	—	(7.20)
2014	802	17.00	—	28.99	18,322	—	1.29	—	2.59	(0.80)	—	0.53
2013	1,037	16.91	—	29.22	23,805	0.24	1.29	—	2.59	33.93	—	35.71

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Small Company Growth (Class II) (sub-account merged on April 28, 2017)
2017	—	26.29	—	31.65	—	—	1.29	—	2.59	8.81	—	9.28
2016	203	24.16	—	28.96	5,525	—	1.29	—	2.59	2.91	—	4.28
2015	234	23.48	—	27.77	6,139	—	1.29	—	2.59	(12.13)	—	(10.96)
2014	289	26.72	—	31.19	8,550	—	1.29	—	2.59	(16.10)	—	(14.97)
2013	363	31.84	—	36.68	12,718	—	1.29	—	2.59	66.90	—	69.12

Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF U.S. Real Estate (Class II)
2017	675	29.43	—	40.82	25,034	1.24	1.29	—	2.59	0.23	—	1.55
2016	753	29.36	—	40.19	27,602	1.06	1.29	—	2.59	3.80	—	5.18
2015	848	28.29	—	38.22	29,652	1.17	1.29	—	2.59	(0.72)	—	0.61
2014	1,013	28.50	—	37.99	35,316	1.25	1.29	—	2.59	26.08	—	27.76
2013	1,348	22.60	—	26.04	36,894	0.86	1.29	—	2.59	(0.88)	—	0.44

Morgan Stanley Variable Investment Series - European Equity
2017	627	12.50	—	15.02	23,207	2.95	0.70	—	2.05	20.50	—	22.14
2016	699	10.37	—	12.30	21,603	2.87	0.70	—	2.05	(4.52)	—	(3.22)
2015	819	10.86	—	12.71	26,029	5.39	0.70	—	2.05	(7.10)	—	(5.83)
2014	913	11.69	—	13.49	31,020	2.50	0.70	—	2.05	(10.98)	—	(9.77)
2013	1,082	13.14	—	14.96	39,980	2.87	0.70	—	2.05	24.92	—	26.61

Morgan Stanley Variable Investment Series - Income Plus
2017	1,192	19.21	—	26.69	43,810	3.57	0.70	—	2.05	4.49	—	5.91
2016	1,398	18.39	—	25.20	48,941	3.95	0.70	—	2.05	4.92	—	6.34
2015	1,581	17.52	—	23.70	52,438	3.98	0.70	—	2.05	(4.08)	—	(2.78)
2014	1,802	18.27	—	24.38	62,077	4.24	0.70	—	2.05	5.60	—	7.03
2013	2,110	17.30	—	22.77	67,858	4.88	0.70	—	2.05	(1.02)	—	0.32

Morgan Stanley Variable Investment Series - Limited Duration
2017	440	9.78	—	12.40	4,768	2.32	0.70	—	1.85	(0.61)	—	0.54
2016	500	9.84	—	12.33	5,416	1.56	0.70	—	1.85	3.17	—	4.36
2015	590	9.54	—	11.81	6,174	1.34	0.70	—	1.85	(1.99)	—	(0.85)
2014	680	9.73	—	11.92	7,236	1.80	0.70	—	1.85	(0.72)	—	0.42
2013	801	9.80	—	11.87	8,558	2.51	0.70	—	1.85	(1.45)	—	(0.31)

Morgan Stanley Variable Investment Series - Multi Cap Growth
2017	1,841	24.82	—	28.01	194,168	—	0.70	—	2.05	46.38	—	48.36
2016	2,091	16.95	—	18.88	151,787	—	0.70	—	2.05	(5.36)	—	(4.08)
2015	2,349	17.91	—	19.68	178,349	—	0.70	—	2.05	6.40	—	7.84
2014	2,661	16.84	—	18.25	189,913	—	0.70	—	2.05	3.56	—	4.97
2013	3,100	16.26	—	17.39	211,234	0.41	0.70	—	2.05	47.70	—	49.71

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley Variable Investment Series (Class Y Shares) - European Equity (Class Y Shares)
2017	489	$17.56	—	20.86	$6,217	2.69%	1.29	—	2.44%	19.68	—	21.08%
2016	534	14.68	—	17.22	5,644	2.50	1.29	—	2.44	(5.12)	—	(4.00)
2015	589	15.47	—	17.94	6,523	4.85	1.29	—	2.44	(7.70)	—	(6.61)
2014	690	16.76	—	19.21	8,227	2.19	1.29	—	2.44	(11.58)	—	(10.54)
2013	852	18.95	—	21.48	11,405	2.69	1.29	—	2.44	24.10	—	25.56

Morgan Stanley Variable Investment Series (Class Y Shares) - Income Plus (Class Y Shares)
2017	2,568	14.83	—	18.01	47,317	3.25	1.29	—	2.59	3.72	—	5.09
2016	2,921	14.30	—	17.14	51,600	3.59	1.29	—	2.59	3.93	—	5.31
2015	3,326	13.76	—	16.27	55,839	3.72	1.29	—	2.59	(4.76)	—	(3.49)
2014	3,904	14.44	—	16.86	68,046	3.90	1.29	—	2.59	4.62	—	6.01
2013	4,890	13.81	—	15.90	80,729	4.60	1.29	—	2.59	(1.80)	—	(0.49)

Morgan Stanley Variable Investment Series (Class Y Shares) - Limited Duration (Class Y Shares)
2017	2,139	7.77	—	9.43	19,860	1.99	1.29	—	2.59	(1.63)	—	(0.33)
2016	2,316	7.90	—	9.46	21,692	1.23	1.29	—	2.59	2.09	—	3.45
2015	2,627	7.73	—	9.15	23,880	1.03	1.29	—	2.59	(2.90)	—	(1.60)
2014	2,974	7.97	—	9.30	27,560	1.50	1.29	—	2.59	(1.77)	—	(0.46)
2013	3,415	8.11	—	9.34	31,940	2.28	1.29	—	2.59	(2.50)	—	(1.20)

Morgan Stanley Variable Investment Series (Class Y Shares) - Multi Cap Growth (Class Y Shares)
2017	1,828	38.67	—	46.96	51,308	—	1.29	—	2.59	45.18	—	47.09
2016	2,151	26.64	—	31.92	41,402	—	1.29	—	2.59	(6.13)	—	(4.89)
2015	2,439	28.38	—	33.56	49,759	—	1.29	—	2.59	5.53	—	6.94
2014	2,784	26.89	—	31.39	53,613	—	1.29	—	2.59	2.71	—	4.08
2013	3,643	26.18	—	30.16	68,914	0.25	1.29	—	2.59	46.48	—	48.43

Neuberger Berman Advisors Management Trust - AMT Large Cap Value
2017	1	23.03	—	23.03	25	0.59	1.59	—	1.59	11.58	—	11.58
2016	1	20.64	—	20.64	22	0.78	1.59	—	1.59	25.36	—	25.36
2015	1	16.47	—	16.47	18	0.78	1.59	—	1.59	(13.20)	—	(13.20)
2014	1	18.97	—	18.97	21	0.68	1.59	—	1.59	8.12	—	8.12
2013	1	17.55	—	17.55	24	1.18	1.59	—	1.59	29.07	—	29.07

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation
2017	148	15.93	—	21.30	2,922	0.24	1.15	—	1.85	24.50	—	25.39
2016	159	12.80	—	16.99	2,503	0.40	1.15	—	1.85	(4.01)	—	(3.32)
2015	186	13.33	—	17.57	3,040	0.09	1.15	—	1.85	1.63	—	2.36
2014	207	13.12	—	17.17	3,322	0.43	1.15	—	1.85	13.27	—	14.09
2013	243	11.58	—	15.05	3,433	0.96	1.15	—	1.85	27.34	—	28.26

Oppenheimer Variable Account Funds - Oppenheimer Conservative Balanced
2017	62	15.43	—	16.29	983	1.95	1.15	—	1.80	7.30	—	8.01
2016	72	14.38	—	15.08	1,070	2.44	1.15	—	1.80	3.37	—	4.06
2015	93	13.92	—	14.49	1,321	2.27	1.15	—	1.80	(0.98)	—	(0.32)
2014	104	14.05	—	14.54	1,479	2.05	1.15	—	1.80	6.25	—	6.96
2013	112	13.23	—	13.59	1,499	2.25	1.15	—	1.80	11.13	—	11.88

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth
2017	48	$18.64	—	23.63	$647	0.03%	1.15	—	1.80%	26.49	—	27.32%
2016	52	14.64	—	18.68	554	—	1.15	—	1.80	0.50	—	1.17
2015	58	14.07	—	14.47	617	—	1.15	—	1.85	4.63	—	5.39
2014	62	13.45	—	13.73	627	—	1.15	—	1.85	3.83	—	4.57
2013	64	12.95	—	13.13	620	0.01	1.15	—	1.85	33.47	—	34.43

Oppenheimer Variable Account Funds - Oppenheimer Global
2017	68	26.09	—	37.34	2,453	0.94	1.15	—	1.85	34.15	—	35.11
2016	73	19.45	—	27.64	1,951	1.04	1.15	—	1.85	(1.76)	—	(1.06)
2015	90	19.80	—	27.93	2,412	1.34	1.15	—	1.85	2.02	—	2.76
2014	97	19.41	—	27.19	2,528	1.15	1.15	—	1.85	0.40	—	1.12
2013	117	19.33	—	26.88	3,044	1.34	1.15	—	1.85	24.95	—	25.85

Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income
2017	98	19.29	—	22.64	1,388	2.31	1.15	—	1.85	4.32	—	5.06
2016	102	18.49	—	21.55	1,398	5.01	1.15	—	1.85	4.57	—	5.32
2015	111	17.68	—	20.46	1,462	5.47	1.15	—	1.85	(4.07)	—	(3.38)
2014	130	18.43	—	21.17	1,847	4.18	1.15	—	1.85	0.94	—	1.66
2013	149	18.26	—	20.83	2,135	4.88	1.15	—	1.85	(1.27)	—	0.17

Oppenheimer Variable Account Funds - Oppenheimer Main Street
2017	64	20.48	—	21.70	1,320	1.26	1.15	—	1.85	14.76	—	15.58
2016	74	17.84	—	18.77	1,315	1.14	1.15	—	1.85	9.56	—	10.34
2015	89	16.29	—	17.01	1,449	0.96	1.15	—	1.85	1.42	—	2.15
2014	102	16.06	—	16.66	1,625	0.82	1.15	—	1.85	8.66	—	9.44
2013	113	14.78	—	15.22	1,647	1.13	1.15	—	1.85	29.34	—	30.27

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap
2017	30	42.10	—	45.32	1,336	0.88	1.25	—	1.65	12.29	—	12.74
2016	30	37.49	—	40.19	1,183	0.46	1.25	—	1.65	16.13	—	16.59
2015	30	32.28	—	34.47	1,014	0.89	1.25	—	1.65	(7.44)	—	(7.07)
2014	35	34.88	—	37.10	1,284	0.91	1.25	—	1.65	10.10	—	10.54
2013	45	31.68	—	33.56	1,493	0.95	1.25	—	1.65	38.71	—	39.27

Oppenheimer Variable Account Funds - Oppenheimer Total Return Bond
2017	38	12.69	—	13.16	497	2.42	1.25	—	1.45	3.08	—	3.29
2016	38	12.31	—	12.74	484	3.63	1.25	—	1.45	1.79	—	1.99
2015	45	12.09	—	12.50	556	3.76	1.25	—	1.45	(0.49)	—	(0.29)
2014	55	12.15	—	12.53	688	5.75	1.25	—	1.45	5.72	—	5.93
2013	80	11.49	—	11.83	937	5.18	1.25	—	1.45	(1.54)	—	(1.34)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Capital Appreciation (SS)
2017	673	20.82	—	25.67	16,465	0.01	1.29	—	2.69	23.13	—	24.88
2016	830	16.91	—	20.56	16,332	0.11	1.29	—	2.69	(5.05)	—	(3.68)
2015	956	17.81	—	21.34	19,608	—	1.29	—	2.69	0.49	—	1.94
2014	1,215	17.72	—	20.94	24,513	0.18	1.29	—	2.69	12.03	—	13.64
2013	1,613	15.82	—	18.42	28,727	0.74	1.29	—	2.69	25.95	—	27.76

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Conservative Balanced (SS)
2017	394	$14.42	—	17.48	$6,524	1.70%	1.29	—	2.54%	6.20	—	7.55%
2016	443	13.58	—	16.26	6,846	2.19	1.29	—	2.54	2.30	—	3.61
2015	491	13.27	—	15.69	7,353	2.03	1.29	—	2.54	(1.99)	—	(0.73)
2014	610	13.54	—	15.80	9,239	1.89	1.29	—	2.54	5.27	—	6.62
2013	778	12.86	—	14.82	11,122	2.14	1.29	—	2.54	10.55	—	11.38

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2017	210	25.14	—	30.24	5,985	—	1.29	—	2.49	25.28	—	26.80
2016	257	20.06	—	23.85	5,813	—	1.29	—	2.49	(0.46)	—	0.77
2015	291	20.15	—	23.66	6,562	—	1.29	—	2.49	3.70	—	4.98
2014	333	19.44	—	22.54	7,200	—	1.29	—	2.49	2.90	—	4.16
2013	404	18.89	—	21.64	8,408	—	1.29	—	2.49	32.25	—	33.88

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2017	213	32.37	—	39.25	7,957	0.73	1.29	—	2.54	32.89	—	34.57
2016	268	24.36	—	29.17	7,471	0.72	1.29	—	2.54	(2.69)	—	(1.44)
2015	307	25.03	—	29.59	8,730	1.08	1.29	—	2.54	1.04	—	2.33
2014	391	24.78	—	28.92	10,928	0.91	1.29	—	2.54	(0.54)	—	0.74
2013	505	24.91	—	28.70	14,016	1.14	1.29	—	2.54	23.77	—	25.35

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global Strategic Income (SS)
2017	1,806	16.28	—	19.74	33,978	1.98	1.29	—	2.54	3.36	—	4.67
2016	2,064	15.75	—	18.86	37,237	4.59	1.29	—	2.54	3.57	—	4.90
2015	2,413	15.21	—	17.98	41,666	5.56	1.29	—	2.54	(4.97)	—	(3.75)
2014	2,933	16.00	—	18.68	52,817	3.92	1.29	—	2.54	(0.11)	—	1.17
2013	3,575	15.75	—	18.46	63,803	4.56	1.29	—	2.69	(3.05)	—	(1.65)

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street (SS)
2017	1,040	24.20	—	30.04	29,569	1.05	1.29	—	2.69	13.52	—	15.14
2016	1,228	21.32	—	26.09	30,471	0.83	1.29	—	2.69	8.31	—	9.87
2015	1,461	19.68	—	23.75	33,157	0.66	1.29	—	2.69	0.33	—	1.78
2014	1,784	19.62	—	23.33	40,001	0.58	1.29	—	2.69	7.43	—	8.98
2013	2,273	18.26	—	21.41	46,945	0.86	1.29	—	2.69	27.91	—	29.74

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2017	328	35.57	—	43.12	13,446	0.66	1.29	—	2.54	11.04	—	12.45
2016	377	32.03	—	38.35	13,788	0.24	1.29	—	2.54	14.69	—	16.16
2015	450	27.93	—	33.01	14,217	0.64	1.29	—	2.54	(8.48)	—	(7.31)
2014	523	30.52	—	35.61	17,926	0.62	1.29	—	2.54	8.82	—	10.21
2013	674	28.04	—	32.31	21,002	0.72	1.29	—	2.54	37.77	—	38.81

Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Total Return Bond (SS)
2017	1,311	8.30	—	9.69	12,291	2.19	1.29	—	2.44	1.85	—	3.04
2016	1,505	8.15	—	9.40	13,725	3.45	1.29	—	2.44	0.54	—	1.73
2015	1,805	8.06	—	9.25	16,235	4.02	1.29	—	2.49	(1.80)	—	(0.60)
2014	2,420	8.20	—	9.30	21,909	5.03	1.29	—	2.49	4.26	—	5.55
2013	2,963	7.87	—	8.81	25,481	4.93	1.29	—	2.49	(2.86)	—	(1.67)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO Variable Insurance Trust - Foreign Bond (US Dollar-Hedged)
2017	< 1	$18.27	—	18.27	$1	4.84%	1.50	—	1.50%	1.23	—	1.23%
2016	< 1	18.05	—	18.05	1	1.12	1.50	—	1.50	4.88	—	4.88
2015	< 1	17.21	—	17.21	1	2.75	1.50	—	1.50	(1.21)	—	(1.21)
2014	< 1	17.42	—	17.42	1	1.61	1.50	—	1.50	9.49	—	9.49
2013	< 1	15.91	—	15.91	2	1.77	1.50	—	1.50	(1.01)	—	(1.01)

PIMCO Variable Insurance Trust - PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
2017	106	5.15	—	5.90	599	12.05	1.29	—	2.44	(0.42)	—	0.74
2016	168	5.17	—	5.86	944	0.97	1.29	—	2.44	12.08	—	13.39
2015	204	4.61	—	5.16	1,013	4.72	1.29	—	2.44	(27.48)	—	(26.62)
2014	236	6.36	—	7.04	1,606	0.26	1.29	—	2.44	(20.61)	—	(19.67)
2013	328	8.01	—	8.76	2,804	1.74	1.29	—	2.44	(16.80)	—	(15.82)

PIMCO Variable Insurance Trust - PIMCO VIT Emerging Markets Bond (Advisor Shares)
2017	32	15.31	—	17.56	541	4.86	1.29	—	2.44	7.11	—	8.35
2016	41	14.30	—	16.20	639	5.06	1.29	—	2.44	10.44	—	11.74
2015	52	12.95	—	14.50	725	5.52	1.29	—	2.44	(4.72)	—	(3.60)
2014	67	13.59	—	15.04	969	5.36	1.29	—	2.44	(1.07)	—	0.10
2013	100	13.73	—	15.03	1,450	5.15	1.29	—	2.44	(9.31)	—	(8.24)

PIMCO Variable Insurance Trust - PIMCO VIT Real Return (Advisor Shares)
2017	278	12.05	—	13.82	3,672	2.51	1.29	—	2.44	1.04	—	2.22
2016	138	12.19	—	13.52	1,796	2.17	1.29	—	2.24	2.74	—	3.74
2015	162	11.63	—	13.03	2,045	3.54	1.29	—	2.44	(5.17)	—	(4.06)
2014	215	12.27	—	13.58	2,818	1.32	1.29	—	2.44	0.48	—	1.66
2013	376	12.21	—	13.36	4,875	1.33	1.29	—	2.44	(10.61)	—	(10.48)

PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2017	< 1	17.69	—	17.69	2	1.99	1.50	—	1.50	3.35	—	3.35
2016	< 1	17.12	—	17.12	2	2.05	1.50	—	1.50	1.14	—	1.14
2015	< 1	16.92	—	16.92	2	5.15	1.50	—	1.50	(1.06)	—	(1.06)
2014	< 1	17.10	—	17.10	2	2.22	1.50	—	1.50	2.71	—	2.71
2013	< 1	16.65	—	16.65	2	2.14	1.50	—	1.50	(3.43)	—	(3.43)

PIMCO Variable Insurance Trust - PIMCO VIT Total Return (Advisor Shares)
2017	571	13.40	—	15.64	8,553	1.90	1.29	—	2.59	2.12	—	3.46
2016	689	13.13	—	15.12	10,037	2.02	1.29	—	2.59	(0.07)	—	1.26
2015	773	13.14	—	14.93	11,146	4.68	1.29	—	2.59	(2.25)	—	(0.95)
2014	907	13.44	—	15.08	13,235	2.00	1.29	—	2.59	1.48	—	2.83
2013	1,297	13.24	—	14.66	18,497	2.11	1.29	—	2.59	(4.60)	—	(3.32)

Profunds VP - ProFund VP Financials
2017	—	N/A	—	N/A	—	—	N/A	—	N/A	N/A	—	N/A
2016	—	9.35	—	9.35	—	—	1.50	—	1.50	(2.37)	—	(2.37)
2015	<1	9.58	—	9.58	2	0.34	1.50	—	1.50	(2.95)	—	(2.95)
2014	<1	9.87	—	9.87	2	<0.01	1.50	—	1.50	11.25	—	11.25
2013	<1	8.87	—	8.87	4	<0.01	1.50	—	1.50	30.12	—	30.12

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**				Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest				Lowest to Highest
Profunds VP - ProFund VP Health Care
2017	—	$ N/A	—	N/A	$—	—%	N/A	—	N/A	%	N/A	—	N/A	%
2016	—	20.55	—	20.55	—	—	1.50	—	1.50		(5.30)	—	(5.30)
2015	<1	21.70	—	21.70	2	—	1.50	—	1.50		3.47	—	3.47
2014	<1	20.97	—	20.97	2	0.04	1.50	—	1.50		21.87	—	21.87
2013	<1	17.21	—	17.21	5	—	1.50	—	1.50		37.69	—	37.69

Profunds VP - ProFund VP Large-Cap Value
2017	—	14.27	—	14.27	—	—	2.10	—	2.10		11.10	—	11.10
2016	5	12.84	—	12.84	60	—	2.10	—	2.10		7.78	—	7.78
2015	—	11.91	—	11.91	—	—	2.10	—	2.10		(2.13)	—	(2.13)
2014	26	12.17	—	12.17	316	< 0.01	2.10	—	2.10		N/A	—	N/A
2013	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A

Profunds VP - ProFund VP Telecommunications
2017	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2016	—	12.49	—	12.49	—	—	1.50	—	1.50		13.02	—	13.02
2015	<1	11.05	—	11.05	2	1.76	1.50	—	1.50		0.02	—	0.02
2014	<1	11.05	—	11.05	2	2.15	1.50	—	1.50		(0.92)	—	(0.92)
2013	<1	11.15	—	11.15	4	0.03	1.50	—	1.50		10.41	—	10.41

Profunds VP - ProFund VP Utilities
2017	—	N/A	—	N/A	—	—	N/A	—	N/A		N/A	—	N/A
2016	—	13.77	—	13.77	—	—	1.50	—	1.50		14.82	—	14.82
2015	1	11.99	—	11.99	12	2.01	1.50	—	1.50		(7.79)	—	(7.79)
2014	1	13.01	—	13.01	13	1.14	1.50	—	1.50		24.02	—	24.02
2013	2	10.49	—	10.49	20	0.03	1.50	—	1.50		11.64	—	11.64

Putnam Variable Trust - VT American Government Income
2017	712	14.90	—	19.53	11,499	2.39	0.80	—	2.15		(0.22)	—	1.15
2016	819	14.94	—	19.31	13,240	1.92	0.80	—	2.15		(1.94)	—	(0.60)
2015	925	15.23	—	19.42	15,280	2.16	0.80	—	2.15		(2.79)	—	(1.45)
2014	1,068	15.67	—	19.71	18,157	4.06	0.80	—	2.15		2.07	—	3.48
2013	1,241	15.35	—	19.04	20,484	1.40	0.80	—	2.15		(2.62)	—	(1.27)

Putnam Variable Trust - VT Capital Opportunities
2017	112	28.77	—	34.13	3,480	0.50	0.80	—	1.95		5.84	—	7.07
2016	117	27.18	—	31.87	3,434	0.71	0.80	—	1.95		13.27	—	14.60
2015	129	23.99	—	27.81	3,317	0.33	0.80	—	1.95		(9.41)	—	(8.35)
2014	147	26.33	—	30.35	4,142	0.20	0.80	—	2.00		4.91	—	6.19
2013	196	25.10	—	28.58	5,255	0.53	0.80	—	2.00		31.42	—	33.03

Putnam Variable Trust - VT Diversified Income
2017	859	17.54	—	22.52	16,866	5.61	0.80	—	2.15		4.83	—	6.27
2016	944	16.74	—	21.19	17,555	7.14	0.80	—	2.15		3.16	—	4.58
2015	1,087	16.22	—	20.27	19,462	9.80	0.80	—	2.15		(4.44)	—	(3.12)
2014	1,300	16.98	—	20.92	24,138	8.22	0.80	—	2.15		(1.81)	—	(0.46)
2013	1,484	17.29	—	21.01	27,839	3.30	0.80	—	2.15		5.50	—	6.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Equity Income
2017	5,922	$11.24	—	25.37	$174,275	0.88%	0.70	—	2.69%	12.45	—	15.60%
2016	2,238	14.42	—	31.11	59,352	1.85	0.80	—	2.59	10.71	—	12.74
2015	2,518	13.03	—	27.60	59,579	1.69	0.80	—	2.59	(5.55)	—	(3.82)
2014	2,931	13.79	—	28.69	72,658	1.80	0.80	—	2.59	9.74	—	11.76
2013	3,717	12.57	—	25.67	81,756	2.05	0.80	—	2.59	28.99	—	31.36

Putnam Variable Trust - VT George Putnam Balanced
2017	2,548	15.93	—	19.40	44,416	1.60	0.80	—	2.69	12.02	—	14.17
2016	2,836	14.22	—	16.99	43,742	1.73	0.80	—	2.69	5.11	—	7.15
2015	3,058	13.53	—	15.86	44,504	1.79	0.80	—	2.69	(3.79)	—	(1.92)
2014	3,564	14.06	—	16.17	53,213	1.58	0.80	—	2.69	7.70	—	9.79
2013	4,309	13.05	—	14.73	58,941	1.78	0.80	—	2.69	14.92	—	17.15

Putnam Variable Trust - VT Global Asset Allocation
2017	948	21.99	—	22.46	20,209	1.45	0.80	—	2.44	12.54	—	14.42
2016	1,033	19.22	—	19.96	19,441	1.91	0.80	—	2.44	4.12	—	5.86
2015	1,162	18.15	—	19.17	20,856	2.23	0.80	—	2.44	(2.27)	—	(0.63)
2014	1,274	18.27	—	19.62	23,323	2.39	0.80	—	2.44	6.75	—	8.55
2013	1,470	16.83	—	18.37	25,064	1.85	0.80	—	2.44	18.42	—	18.54

Putnam Variable Trust - VT Global Equity
2017	1,013	9.20	—	14.69	14,073	1.39	0.80	—	2.15	25.63	—	27.35
2016	1,126	7.32	—	11.53	12,373	1.05	0.80	—	2.15	(1.09)	—	0.27
2015	1,233	7.40	—	11.50	13,641	1.02	0.80	—	2.15	(3.82)	—	(2.49)
2014	1,408	7.69	—	11.80	16,093	0.39	0.80	—	2.15	(0.71)	—	0.66
2013	1,632	7.75	—	11.72	18,696	1.52	0.80	—	2.15	29.14	—	30.92

Putnam Variable Trust - VT Global Health Care
2017	795	25.17	—	30.89	21,379	0.57	0.80	—	2.49	12.45	—	14.38
2016	923	22.39	—	27.01	21,889	—	0.80	—	2.49	(13.55)	—	(12.06)
2015	1,085	25.90	—	30.71	29,429	—	0.80	—	2.49	5.10	—	6.92
2014	1,209	24.64	—	28.72	30,932	0.25	0.80	—	2.49	24.47	—	26.62
2013	1,449	19.80	—	22.68	29,447	1.13	0.80	—	2.49	38.14	—	40.53

Putnam Variable Trust - VT Global Utilities
2017	490	15.99	—	22.49	7,654	2.97	0.80	—	2.29	19.39	—	21.19
2016	570	13.19	—	18.83	7,446	1.49	0.80	—	2.29	(0.35)	—	1.16
2015	651	13.04	—	18.90	8,454	2.17	0.80	—	2.29	(11.98)	—	(10.64)
2014	733	14.59	—	21.47	10,759	2.95	0.80	—	2.29	11.96	—	13.66
2013	883	12.84	—	18.32	11,550	2.58	0.80	—	2.69	10.75	—	12.91

Putnam Variable Trust - VT Government Money Market
2017	3,714	7.94	—	11.34	34,746	0.24	0.80	—	2.54	(2.28)	—	(0.56)
2016	4,095	8.13	—	11.40	38,866	0.01	0.80	—	2.54	(2.52)	—	(0.79)
2015	4,647	8.34	—	11.49	44,960	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2014	5,642	8.55	—	11.58	55,405	0.01	0.80	—	2.54	(2.53)	—	(0.79)
2013	6,570	8.72	—	11.67	65,393	0.01	0.80	—	2.59	(2.58)	—	(0.79)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Growth and Income (sub-account merged on May 12, 2017)
2017	—	$20.55	—	21.13	$—	2.10%	0.70	—	2.69%	4.10	—	4.87%
2016	6,500	19.74	—	20.15	111,222	1.65	0.70	—	2.69	11.93	—	14.22
2015	7,628	17.63	—	17.64	115,059	1.89	0.70	—	2.69	(10.02)	—	(8.17)
2014	8,761	19.21	—	19.60	145,170	1.38	0.70	—	2.69	7.75	—	9.96
2013	10,395	17.47	—	18.19	157,751	1.72	0.70	—	2.69	32.03	—	34.73

Putnam Variable Trust - VT Growth Opportunities
2017	8,722	11.79	—	12.79	98,132	0.11	0.80	—	2.69	27.41	—	29.86
2016	10,017	9.08	—	10.04	87,441	0.09	0.80	—	2.69	0.42	—	0.64
2015	1,179	6.90	—	8.59	9,212	0.34	0.80	—	2.15	(1.15)	—	0.22
2014	1,306	6.98	—	8.57	10,237	0.22	0.80	—	2.15	11.47	—	13.00
2013	1,549	6.26	—	7.59	10,806	0.50	0.80	—	2.15	33.21	—	35.05

Putnam Variable Trust - VT High Yield
2017	936	22.91	—	26.54	22,872	5.96	0.80	—	2.54	4.28	—	6.13
2016	1,074	21.97	—	25.01	24,946	6.59	0.80	—	2.54	12.62	—	14.63
2015	1,269	19.50	—	21.82	26,052	7.41	0.80	—	2.54	(7.76)	—	(6.11)
2014	1,512	21.14	—	23.24	33,289	6.36	0.80	—	2.54	(1.02)	—	0.75
2013	1,804	21.36	—	23.07	39,729	7.15	0.80	—	2.54	5.67	—	6.99

Putnam Variable Trust - VT Income
2017	2,820	13.94	—	21.63	49,556	4.41	0.80	—	2.54	2.93	—	4.75
2016	3,102	13.54	—	20.65	52,371	4.51	0.80	—	2.54	(0.58)	—	1.19
2015	3,573	13.62	—	20.41	60,044	4.98	0.80	—	2.54	(3.96)	—	(2.25)
2014	4,214	14.18	—	20.88	72,738	6.30	0.80	—	2.54	3.75	—	5.60
2013	4,977	13.67	—	19.77	81,699	3.90	0.80	—	2.54	(0.72)	—	1.06

Putnam Variable Trust - VT International Equity
2017	3,712	14.59	—	18.06	59,362	2.29	0.70	—	2.59	23.33	—	25.70
2016	4,241	11.61	—	14.65	54,621	3.33	0.70	—	2.59	(4.97)	—	(3.13)
2015	4,743	11.98	—	15.41	63,686	1.25	0.70	—	2.59	(2.45)	—	(0.56)
2014	5,419	12.05	—	15.80	74,215	0.98	0.70	—	2.59	(9.19)	—	(7.43)
2013	6,439	13.02	—	17.40	97,085	1.46	0.70	—	2.59	24.76	—	27.18

Putnam Variable Trust - VT International Growth
2017	696	9.35	—	15.74	10,443	1.06	0.80	—	2.15	32.15	—	33.96
2016	784	7.08	—	11.75	8,837	0.93	0.80	—	2.15	(8.72)	—	(7.46)
2015	874	7.75	—	12.69	10,672	—	0.80	—	2.15	(1.06)	—	(0.31)
2014	968	7.83	—	12.65	11,716	0.06	0.80	—	2.15	(8.16)	—	(6.90)
2013	1,126	8.53	—	13.59	14,739	1.05	0.80	—	2.15	19.74	—	21.39

Putnam Variable Trust - VT International Value
2017	687	12.78	—	17.17	10,813	1.54	0.80	—	2.15	22.03	—	23.70
2016	781	10.47	—	13.88	10,002	2.33	0.80	—	2.15	(1.06)	—	0.30
2015	850	10.58	—	13.84	10,932	1.40	0.80	—	2.15	(4.11)	—	(2.78)
2014	968	11.04	—	14.23	12,894	1.41	0.80	—	2.15	(11.43)	—	(10.21)
2013	1,096	12.46	—	15.85	16,375	2.53	0.80	—	2.15	19.59	—	21.23

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

7.    Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam Variable Trust - VT Investors
2017	2,805	$17.21	—	24.73	$48,313	1.09%	0.80	—	2.44%	19.88	—	21.88%
2016	3,121	14.12	—	20.63	44,326	1.29	0.80	—	2.44	9.33	—	11.16
2015	3,593	12.70	—	18.87	46,073	1.21	0.80	—	2.44	(4.56)	—	(2.96)
2014	4,135	13.09	—	19.77	55,192	1.19	0.80	—	2.44	11.13	—	13.00
2013	4,884	11.58	—	17.79	57,858	1.51	0.80	—	2.44	31.83	—	34.04

Putnam Variable Trust - VT Multi-Cap Growth
2017	4,265	17.76	—	29.31	73,615	0.64	0.80	—	2.69	25.78	—	28.19
2016	4,863	13.86	—	23.30	65,714	0.68	0.80	—	2.69	4.90	—	6.93
2015	5,488	12.96	—	22.22	69,882	0.51	0.80	—	2.69	(2.97)	—	(1.09)
2014	6,238	13.10	—	22.90	80,850	0.32	0.80	—	2.69	10.44	—	12.58
2013	7,351	11.64	—	20.73	85,227	0.51	0.80	—	2.69	32.77	—	35.35

Putnam Variable Trust - VT Multi-Cap Value
2017	184	29.86	—	35.69	6,028	0.82	0.80	—	2.00	8.51	—	9.83
2016	209	27.52	—	32.50	6,248	0.67	0.80	—	2.00	10.74	—	12.09
2015	211	24.85	—	28.99	5,668	0.92	0.80	—	2.00	(6.24)	—	(5.09)
2014	257	26.51	—	30.55	7,328	0.72	0.80	—	2.00	8.54	—	9.87
2013	301	24.42	—	27.81	7,871	1.20	0.80	—	2.00	39.23	—	40.93

Putnam Variable Trust - VT Research
2017	1,106	21.21	—	26.92	22,203	0.65	0.80	—	2.29	20.54	—	22.36
2016	1,267	17.34	—	22.33	21,006	1.52	0.80	—	2.29	7.57	—	9.20
2015	1,435	15.88	—	20.76	21,898	1.31	0.80	—	2.29	(3.80)	—	(2.33)
2014	1,619	16.26	—	21.45	25,532	0.81	0.80	—	2.34	12.17	—	13.94
2013	1,932	14.27	—	19.12	26,998	1.13	0.80	—	2.34	30.24	—	32.30

Putnam Variable Trust - VT Small Cap Value
2017	995	23.47	—	29.25	33,692	0.70	0.70	—	2.30	5.43	—	7.12
2016	1,109	22.27	—	27.31	35,692	1.10	0.70	—	2.30	24.60	—	26.61
2015	1,229	17.87	—	21.57	31,397	0.88	0.70	—	2.30	(6.42)	—	(4.91)
2014	1,442	19.10	—	22.68	39,246	0.49	0.70	—	2.30	1.08	—	2.71
2013	1,813	18.89	—	22.08	48,018	0.88	0.70	—	2.30	36.44	—	38.63

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. - The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Shares)
2017	1	19.16	—	19.98	26	1.14	1.15	—	1.37	13.77	—	14.02
2016	1	16.84	—	17.53	23	1.23	1.15	—	1.37	8.88	—	9.11
2015	1	15.47	—	16.06	21	1.04	1.15	—	1.37	(4.51)	—	(4.30)
2014	1	16.20	—	16.79	22	1.03	1.15	—	1.37	11.91	—	12.16
2013	1	14.48	—	14.97	20	1.25	1.15	—	1.37	32.52	—	32.81

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholder of
Allstate Life Insurance Company
Northbrook, Illinois 60062
Opinion on the Financial Statements
We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the “Company”), an affiliate of The Allstate Corporation, as of December 31, 2017 and 2016, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder’s Equity, and Cash Flows for each of the three years in the period ended December 31, 2017, and the related notes listed in the Index at Item 15 (collectively referred to as the "financial statements"). In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
March 5, 2018

We have served as the Company's auditor since 2001.

1

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

($ in millions)	Year Ended December 31,
	2017	2016	2015
Revenues
Premiums (net of reinsurance ceded of $149, $158 and $167)	$690	$592	$600
Contract charges (net of reinsurance ceded of $191, $189 and $189)	703	717	738
Net investment income	1,777	1,659	1,819
Realized capital gains and losses:
Total other-than-temporary impairment (“OTTI”) losses	(46)	(120)	(144)
OTTI losses reclassified to (from) other comprehensive income	1	7	16
Net OTTI losses recognized in earnings	(45)	(113)	(128)
Sales and other realized capital gains and losses	94	36	393
Total realized capital gains and losses	49	(77)	265
	3,219	2,891	3,422
Costs and expenses
Contract benefits (net of reinsurance ceded of $208, $224 and $237)	1,430	1,387	1,406
Interest credited to contractholder funds (net of reinsurance ceded of $46, $46 and $40)	639	677	717
Amortization of deferred policy acquisition costs	152	134	151
Operating costs and expenses	281	219	273
Restructuring and related charges	2	1	—
Interest expense	4	15	16
	2,508	2,433	2,563

Gain on disposition of operations	7	5	3

Income from operations before income tax expense	718	463	862

Income tax (benefit) expense	(278)	144	301

Net income	996	319	561

Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	5	153	(854)
Change in unrealized foreign currency translation adjustments	11	4	(4)
Other comprehensive income (loss), after-tax	16	157	(858)

Comprehensive income (loss)	$1,012	$476	$(297)

See notes to consolidated financial statements.

2

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

($ in millions, except par value data)	December 31,
	2017	2016
Assets
Investments
Fixed income securities, at fair value (amortized cost $22,004 and $23,112)	$23,261	$24,222
Mortgage loans	3,876	3,938
Equity securities, at fair value (cost $1,306 and $1,429)	1,614	1,511
Limited partnership interests	3,147	2,776
Short-term, at fair value (amortized cost $725 and $566)	725	566
Policy loans	561	563
Other	1,254	1,491
Total investments	34,438	35,067
Cash	145	138
Deferred policy acquisition costs	1,156	1,187
Reinsurance recoverable from non-affiliates	2,243	2,339
Reinsurance recoverable from affiliates	437	452
Accrued investment income	263	273
Other assets	501	410
Separate Accounts	3,422	3,373
Total assets	$42,605	$43,239
Liabilities
Contractholder funds	$18,592	$19,470
Reserve for life-contingent contract benefits	11,625	11,322
Unearned premiums	4	5
Payable to affiliates, net	55	52
Other liabilities and accrued expenses	1,076	952
Deferred income taxes	836	1,191
Notes due to related parties	140	465
Separate Accounts	3,422	3,373
Total liabilities	35,750	36,830
Commitments and Contingent Liabilities (Notes 7 and 11)
Shareholder’s Equity
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares authorized, none issued	—	—
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares authorized, none issued	—	—
Common stock, $227 par value, 23,800 shares authorized and outstanding	5	5
Additional capital paid-in	2,024	1,990
Retained income	3,981	3,736
Accumulated other comprehensive income:
Unrealized net capital gains and losses:
Unrealized net capital gains and losses on fixed income securities with OTTI	47	39
Other unrealized net capital gains and losses	1,186	733
Unrealized adjustment to DAC, DSI and insurance reserves	(398)	(91)
Total unrealized net capital gains and losses	835	681
Unrealized foreign currency translation adjustments	10	(3)
Total accumulated other comprehensive income	845	678
Total shareholder’s equity	6,855	6,409
Total liabilities and shareholder’s equity	$42,605	$43,239

See notes to consolidated financial statements.

3

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

($ in millions)	Year Ended December 31,
	2017	2016	2015

Common stock	$5	$5	$5

Additional capital paid-in
Balance, beginning of year	1,990	1,990	1,990
Gain on reinsurance with an affiliate	34	—	—
Additional capital paid-in	2,024	1,990	1,990

Retained income
Balance, beginning of year	3,736	3,417	2,973
Net income	996	319	561
Dividends	(600)	—	(103)
Reclassification of tax effects due to change in accounting principle	(151)	—	—
Loss on reinsurance with an affiliate	—	—	(12)
Loss on sale of subsidiaries to affiliate	—	—	(2)
Balance, end of year	3,981	3,736	3,417

Accumulated other comprehensive income
Balance, beginning of year	678	521	1,379
Change in unrealized net capital gains and losses	5	153	(854)
Change in unrealized foreign currency translation adjustments	11	4	(4)
Reclassification of tax effects due to change in accounting principle	151	—	—
Balance, end of year	845	678	521

Total shareholder’s equity	$6,855	$6,409	$5,933

See notes to consolidated financial statements.

4

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
CONSOLIDATED STATEMENTS OF CASH FLOWS

($ in millions)	Year Ended December 31,
	2017	2016	2015
Cash flows from operating activities
Net income	$996	$319	$561
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(64)	(64)	(74)
Realized capital gains and losses	(49)	77	(265)
Gain on disposition of operations	(7)	(5)	(3)
Interest credited to contractholder funds	639	677	717
Changes in:
Policy benefits and other insurance reserves	(529)	(611)	(559)
Deferred policy acquisition costs	31	54	27
Reinsurance recoverables, net	56	30	16
Income taxes	(308)	135	27
Other operating assets and liabilities	(159)	(117)	(41)
Net cash provided by operating activities	606	495	406
Cash flows from investing activities
Proceeds from sales
Fixed income securities	3,916	5,999	8,267
Equity securities	1,536	1,298	636
Limited partnership interests	539	371	481
Mortgage loans	—	—	6
Other investments	45	44	24
Investment collections
Fixed income securities	1,733	2,085	1,993
Mortgage loans	566	363	446
Other investments	208	169	69
Investment purchases
Fixed income securities	(4,698)	(7,072)	(8,272)
Equity securities	(1,385)	(1,234)	(1,264)
Limited partnership interests	(631)	(677)	(663)
Mortgage loans	(503)	(517)	(615)
Other investments	(238)	(211)	(220)
Change in short-term investments, net	(12)	(19)	77
Change in policy loans and other investments, net	(37)	(26)	(39)
Disposition of operations	—	—	20
Net cash provided by investing activities	1,039	573	946
Cash flows from financing activities
Contractholder fund deposits	808	854	901
Contractholder fund withdrawals	(1,823)	(2,028)	(2,278)
Proceeds from issuance of notes to related parties	—	140	—
Dividends paid	(600)	—	(17)
Return of capital	—	—	—
Other	(23)	—	—
Net cash used in financing activities	(1,638)	(1,034)	(1,394)
Net increase (decrease) in cash	7	34	(42)
Cash at beginning of year	138	104	146
Cash at end of year	$145	$138	$104

See notes to consolidated financial statements.

5

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1. General
Basis of presentation
The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company (“ALIC”) and its wholly owned subsidiaries (collectively referred to as the “Company”). ALIC is wholly owned by Allstate Insurance Company (“AIC”), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the “Corporation”). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Nature of operations
The Company offers traditional and interest-sensitive life insurance products. The Company also offers variable life insurance in New York, while previously selling variable life insurance nationwide through September 2017. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists. The Company also offers voluntary accident and health insurance through workplace enrolling independent agents in New York. The Company previously offered and continues to have in force fixed annuities such as deferred and immediate annuities. The Company previously offered institutional products consisting of funding agreements sold to unaffiliated trusts that used them to back medium-term notes. There were no institutional products outstanding as of December 31, 2017 or 2016. The Company also previously offered variable annuities and substantially all of this business is reinsured.
The following table summarizes premiums and contract charges by product.

($ in millions)	2017	2016	2015
Premiums
Traditional life insurance	$579	$502	$515
Accident and health insurance	111	90	85
Total premiums	690	592	600

Contract charges
Interest-sensitive life insurance	689	703	724
Fixed annuities	14	14	14
Total contract charges	703	717	738
Total premiums and contract charges	$1,393	$1,309	$1,338
The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia and Puerto Rico. For 2017, the top geographic locations for direct statutory premiums and annuity considerations were New York, California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations.
2. Summary of Significant Accounting Policies
Investments
Fixed income securities include bonds, asset-backed securities (“ABS”), residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”) and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes and related deferred policy acquisition costs (“DAC”), deferred sales inducement costs (“DSI”) and reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income (“AOCI”). Cash received from calls and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.
Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.
Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Certain exchange traded and mutual funds have fixed income securities as their

6

underlying investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of AOCI.
Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. Where the Company’s interest is so minor that it exercises virtually no influence over operating and financial policies, investments in limited partnership interests are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting (“EMA”).
Short-term investments, including commercial paper, U.S. Treasury bills, money market funds and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, agent loans, notes due from related party, real estate and derivatives. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Notes due from related party are carried at outstanding principal balances. Real estate is carried at cost less accumulated depreciation. Derivatives are carried at fair value.
Investment income primarily consists of interest, dividends, income from limited partnership interests, rental income from real estate, and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company’s share of the partnerships’ earnings and unrealized gains and losses resulting from valuation changes of the underlying investments, and is generally recognized on a three month delay due to the availability of the related financial statements.
Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness and valuation changes in public securities held in certain limited partnerships. Realized capital gains and losses on investment sales are determined on a specific identification basis.
Derivative and embedded derivative financial instruments
Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments (“subject to bifurcation”) are embedded in equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.
All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item’s fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues

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to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.
Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.
Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in AOCI. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in AOCI for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from AOCI to income. If the Company expects at any time that the loss reported in AOCI would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in AOCI is reclassified and reported together with the impairment loss or recognition of the obligation.
Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.
When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from AOCI to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from AOCI to realized capital gains and losses in the period that hedge accounting is no longer applied.
Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.
Securities loaned
The Company’s business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments or fixed income securities. These transactions are short-term in nature, usually 30 days or less.
The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

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Recognition of premium revenues and contract charges, and related benefits and interest credited
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period and therefore are primarily classified as long-duration contracts. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized over the life of the policy in relation to premiums.
Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come primarily from investment income, which is recognized over the life of the contract.
Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor’s 500 Index (“S&P 500”). Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company’s variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.
Deferred policy acquisition and sales inducement costs
Costs that are related directly to the successful acquisition of new or renewal life insurance policies and investment contracts are deferred and recorded as DAC. These costs are principally agents’ and brokers’ remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on fixed annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer’s account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds.
For traditional life and voluntary accident and health insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies. The Company periodically reviews the recoverability of DAC for these policies using actual experience and current assumptions. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance products are reviewed individually, consistent with the review of these products performed by The

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Allstate Corporation. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required.
For interest-sensitive life insurance and fixed annuities, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits (“AGP”) and estimated future gross profits (“EGP”) expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The rate of DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.
AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are mortality, persistency, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company’s expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.
The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life and fixed annuity contracts using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in AOCI. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in AOCI recognize the impact on shareholder’s equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.
Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.
The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $3 million and $4 million as of December 31, 2017 and 2016, respectively. Amortization expense of the present value of future profits was $232 thousand, $276 thousand and $377 thousand in 2017, 2016 and 2015, respectively.
Reinsurance
In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts

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expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company’s primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
Income taxes
The income tax provision is calculated under the liability method.  Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are insurance reserves, unrealized capital gains and losses and DAC. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.
Reserve for life-contingent contract benefits
The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. The assumptions are established at the time the policy is issued and are generally not changed during the life of the policy. The Company periodically reviews the adequacy of reserves for these policies using actual experience and current assumptions. If actual experience and current assumptions are adverse compared to the original assumptions and a premium deficiency is determined to exist, any remaining unamortized DAC balance would be expensed to the extent not recoverable and the establishment of a premium deficiency reserve may be required. Prior to fourth quarter 2017, the Company evaluated traditional life insurance products and immediate annuities with life contingencies on an aggregate basis. Beginning in fourth quarter 2017, traditional life insurance products, immediate annuities with life contingencies, and voluntary accident and health insurance are reviewed individually, consistent with the review of these products performed by The Allstate Corporation. The Company also reviews these policies for circumstances where projected profits would be recognized in early years followed by projected losses in later years. If this circumstance exists, the Company will accrue a liability, during the period of profits, to offset the losses at such time as the future losses are expected to commence using a method updated prospectively over time. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in AOCI.
Contractholder funds
Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.
Separate accounts
Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate accounts contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. Substantially all of the Company’s variable annuity business was reinsured beginning in 2006.
Off-balance sheet financial instruments
Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company’s Consolidated Statements of Financial Position (see Note 7 and Note 11).

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Consolidation of variable interest entities (“VIEs”)
The Company consolidates VIEs when it is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits, that could potentially be significant to the VIE.
Adopted accounting standards
Transition to Equity Method Accounting
Effective January 1, 2017, the Company adopted new Financial Accounting Standards Board (“FASB”) guidance amending the accounting requirements for transitioning to the equity method of accounting (“EMA”), including a transition from the cost method. The guidance requires the cost of acquiring an additional interest in an investee to be added to the existing carrying value to establish the initial basis of the EMA investment. Under the new guidance, no retroactive adjustment is required when an investment initially qualifies for EMA treatment. The guidance is applied prospectively to investments that qualify for EMA after application of the cost method of accounting. Accordingly, the adoption of this guidance had no impact on the Company’s results of operations or financial position.
Application of Income Tax Guidance to Certain U.S. Tax Reform Provisions
In February 2018, the FASB issued guidance permitting reclassification of the effects of the new corporate tax rate in the Tax Cuts and Jobs Act of 2017 (“Tax Legislation”) on balances presented net of tax in AOCI. Upon enactment of the Tax Legislation in December 2017, existing accounting guidance required the revaluation of all deferred tax balances to the newly enacted tax rate by adjustment to income tax expense whereas a corresponding adjustment of the balances presented in AOCI was prohibited. The new guidance permits reclassification of the impact of the newly enacted tax rates in the Tax Legislation on balances presented net of tax in AOCI to retained income. The guidance, which may be adopted for any period for which financial statements have not yet been issued, is effective for fiscal years beginning after December 15, 2018, and may be applied retrospectively to the date of enactment or the beginning of a reporting period. The Company elected to early adopt the new guidance as of December 31, 2017. Upon adoption of the guidance, amounts are recognized after-tax in AOCI using the newly established 21% corporate income tax rate. The net impact of adoption was a $151 million increase in AOCI and a corresponding decrease in retained income. The $151 million increase in AOCI is comprised of a $150 million increase in unrealized net capital gains and losses and a $1 million increase in unrealized foreign currency translation adjustment.
Pending accounting standards
Recognition and Measurement of Financial Assets and Financial Liabilities
In January 2016, the FASB issued guidance requiring equity investments, including equity securities and limited partnership interests, that are not accounted for under the equity method of accounting or result in consolidation to be measured at fair value with changes in fair value recognized in net income. Equity investments without readily determinable fair values may be measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. When a qualitative assessment of equity investments without readily determinable fair values indicates that impairment exists, the carrying value is required to be adjusted to fair value, if lower. The guidance clarifies that an entity should evaluate the realizability of a deferred tax asset related to available-for-sale fixed income securities in combination with the entity’s other deferred tax assets. The guidance also changes certain disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2017, and is to be applied through a cumulative-effect adjustment to beginning retained income which results in no impact to the Company’s results of operations at the date of adoption.
The new guidance related to equity investments without readily determinable fair values is applied prospectively as of the date of adoption. The most significant impacts relate to the change in accounting for equity securities, where $308 million of pre-tax unrealized net capital gains will be reclassified on January 1, 2018 from AOCI to retained income and cost method limited partnership interests (excluding limited partnership interests accounted for on a cost recovery basis) where the carrying value of these investments will increase by approximately $95 million, pre-tax on January 1, 2018, with the offsetting after-tax adjustment recognized in retained income.

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Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued guidance which revises the credit loss recognition criteria for certain financial assets measured at amortized cost, including reinsurance recoverables. The new guidance replaces the existing incurred loss recognition model with an expected loss recognition model. The objective of the expected credit loss model is for the reporting entity to recognize its estimate of expected credit losses for affected financial assets in a valuation allowance deducted from the amortized cost basis of the related financial assets that results in presenting the net carrying value of the financial assets at the amount expected to be collected. The reporting entity must consider all relevant information available when estimating expected credit losses, including details about past events, current conditions, and reasonable and supportable forecasts over the life of an asset. Financial assets may be evaluated individually or on a pooled basis when they share similar risk characteristics. The measurement of credit losses for available-for-sale debt securities measured at fair value is not affected except that credit losses recognized are limited to the amount by which fair value is below amortized cost and the carrying value adjustment is recognized through a valuation allowance and not as a direct write-down. The guidance is effective for interim and annual periods beginning after December 15, 2019, and for most affected instruments must be adopted using a modified retrospective approach, with a cumulative effect adjustment recorded to beginning retained income. The Company is in the process of evaluating the impact of adoption.
Accounting for Hedging Activities
In August 2017, the FASB issued amendments intended to better align hedge accounting with an organization’s risk management activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. Separate presentation of hedge ineffectiveness is eliminated to provide greater transparency of the full impact of hedging by requiring presentation of the results of the hedged item and hedging instrument in a single financial statement line item. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for annual periods beginning after December 15, 2018 and for interim periods within those annual periods. The presentation and disclosure guidance is effective on a prospective basis. The impact of adoption is not expected to be material to the Company’s results of operations or financial position.
3. Supplemental Cash Flow Information
Non-cash investing activities include $51 million, $117 million and $96 million related to mergers and exchanges completed with equity securities and modifications of certain mortgage loans, fixed income securities and other investments in 2017, 2016 and 2015, respectively, and a $44 million obligation to fund a limited partnership investment in 2015. Non-cash financing activities also include $34 million related to debt acquired in conjunction with the purchase of an investment in 2016.
In 2017, the Company redeemed $325 million of surplus notes due to Kennett Capital, Inc. (“Kennett”), an unconsolidated affiliate of ALIC. In connection with the redemption, the related $325 million of notes due from Kennett (recorded as other investments) were terminated. In 2016, the Company transferred to Kennett a $50 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note. In 2015, the Company paid dividends to AIC of $103 million, including $86 million in the form of investment securities.
Liabilities for collateral received in conjunction with the Company’s securities lending program were $539 million, $545 million and $539 million as of December 31, 2017, 2016 and 2015, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $3 million, $5 million and $11 million as of December 31, 2017, 2016 and 2015, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Net change in proceeds managed
Net change in fixed income securities	$149	$(277)	$—
Net change in short-term investments	(142)	277	(41)
Operating cash flow provided (used)	7	—	(41)
Net change in cash	1	—	1
Net change in proceeds managed	$8	$—	$(40)

Net change in liabilities
Liabilities for collateral, beginning of year	$(550)	$(550)	$(510)
Liabilities for collateral, end of year	(542)	(550)	(550)
Operating cash flow (used) provided	$(8)	$—	$40

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4. Related Party Transactions
Business operations
The Company uses services performed by AIC and other affiliates, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $243 million, $225 million and $271 million in 2017, 2016 and 2015, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.
Sale of subsidiaries
On January 1, 2015, ALIC sold its subsidiary Allstate Assurance Company (“AAC”) to its unconsolidated affiliate Allstate Financial Insurance Holdings Corporation (“AFIHC”). ALIC received $11 million in cash. The $2 million loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
On November 1, 2015, ALIC sold its subsidiary Intramerica Life Insurance Company to AFIHC. ALIC received $10 million in cash. The $469 thousand loss on sale was recorded as a decrease to retained income since the sale was between affiliates under common control.
Agent loan sale and securitization
On December 22, 2016, ALIC’s subsidiary Allstate Finance Company, LLC (“AFC”) sold agent loans with a fair value of $419 million to affiliate Allstate Finance Company Agency Loans LLC (“AFCAL”) and AFCAL used the loans as collateral in the issuance of notes. Investors in the notes were as follows:

($ in millions)
Class A Notes Due March 10, 2034
Allstate New Jersey Insurance Company	$77
American Heritage Life Insurance Company	37
Allstate Assurance Company	19
First Colonial Insurance Company	7
Subtotal - Class A	140
Class B Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	140
Class C Deferrable Notes Due March 10, 2034
Allstate Life Insurance Company	110
Subordinated Notes Due March 10, 2034
Allstate Life Insurance Company	29
Total	$419
AFCAL is a VIE and ALIC is the primary beneficiary since ALIC has control over the significant activities of AFCAL, the obligation to absorb significant losses and the rights to residual returns. Therefore, AFCAL is included in ALIC’s consolidated financial statements. Transactions between ALIC, AFC and AFCAL are eliminated in consolidation. The Company’s Consolidated Statements of Financial Position included $409 million of agent loans, $13 million of cash and $140 million of notes due to related parties as of December 31, 2017 associated with AFCAL. The Company’s Consolidated Statements of Financial Position included $417 million of agent loans, $2 million of cash and $140 million of notes due to related parties as of December 31, 2016 associated with AFCAL.
The $140 million of notes due to related parties include the Class A Notes due March 10, 2034 that were sold to Allstate New Jersey Insurance Company, American Heritage Life Insurance Company, Allstate Assurance Company and First Colonial Insurance Company. These notes have an annual interest rate of 3.25%. The Company incurred interest expense related to these notes of $5 million and $113 thousand in 2017 and 2016, respectively.
Reinsurance
The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company (“AHL”) whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in Note 9.
Effective January 1, 2017, ALIC entered into a coinsurance reinsurance agreement with AAC to assume certain term life insurance policies. In connection with the agreement, the Company recorded cash of $20 million, DAC of $45 million, other

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assets of $11 million, reserve for life-contingent contract benefits of $24 million and deferred tax liabilities of $18 million. The $34 million gain on the transaction was recorded as an increase to additional capital paid-in since the transaction was between entities under common control.
Effective April 1, 2015, ALIC entered into a coinsurance reinsurance agreement with AAC to cede certain interest-sensitive life insurance policies to AAC. In connection with the agreement, the Company recorded reinsurance recoverables of $476 million and paid $494 million in investments. The $12 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.
ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.
Broker-Dealer agreement
The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $9 million in each of 2017, 2016 and 2015.
Structured settlement annuities
The Company previously issued structured settlement annuities, a type of immediate annuity, to fund structured settlements in matters involving AIC. In most cases, these annuities were issued under a “qualified assignment” whereby Allstate Assignment Company and prior to July 1, 2001 Allstate Settlement Corporation (“ASC”), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC’s obligation to make future payments.
AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. ALIC guaranteed the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.63 billion and $4.64 billion as of December 31, 2017 and 2016, respectively.
Income taxes
The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).
Notes due to related parties
Notes due to related parties outstanding as of December 31 consisted of the following:

($ in millions)	2017	2016
6.74% Surplus Note to Kennett, due 2029	$—	$25
3.24% Surplus Note to Kennett, due 2035	—	100
3.48% Surplus Note to Kennett, due 2036	—	100
5.93% Surplus Note to Kennett, due 2038	—	50
4.14% Surplus Note to Kennett, due 2036	—	50
3.25% Note to Allstate New Jersey Insurance Company, due 2034	77	77
3.25% Note to American Heritage Life Insurance Company, due 2034	37	37
3.25% Note to Allstate Assurance Company, due 2034	19	19
3.25% Note to First Colonial Insurance Company, due 2034	7	7
Total notes due to related parties	$140	$465
On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. (“Kennett”), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company (“ALIC Re”), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett’s obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett’s right, title and interest in the surplus notes and their proceeds. On December 1, 2015, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.24% and 3.04%, respectively. In January 2017, ALIC redeemed the surplus note.

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On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every 10 years to the then current ten year Constant Maturity Treasury yield (“CMT”), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%. On December 1, 2016, the interest rate for the surplus note due to Kennett and the note due from Kennett reset to 3.48% and 3.28%, respectively. In January 2017, ALIC redeemed the surplus note.
On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%. In January 2017, ALIC redeemed the surplus note.
On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%. In January 2017, ALIC redeemed the surplus note.
On April 26, 2016, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2036 with an initial rate of 4.14% that will reset every ten years to the then current ten year CMT, plus 2.23%. As payment, Kennett issued a full recourse note due December 1, 2036 to ALIC for the same amount with an initial interest rate of 3.14% that will reset every ten years to the then current ten year CMT, plus 1.23%. In January 2017, ALIC redeemed the surplus note.
In connection with the above redemption of surplus notes, the related notes due from Kennett (classified as other investments) were terminated. The Company recorded net investment income on these notes of $14 million and $15 million in 2016 and 2015, respectively. The Company incurred interest expense related to the surplus notes due to Kennett of $15 million and $16 million in 2016 and 2015, respectively.
Surplus note
On December 2, 2016, the Company purchased for cash a $40 million 3.07% surplus note due December 2, 2036 that was issued by AAC. No payment of principal or interest is permitted on the surplus note without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. The surplus note is classified as fixed income securities on the Consolidated Statements of Financial Position. The Company recorded investment income on this surplus note of $1 million and $99 thousand in 2017 and 2016, respectively.
Liquidity and intercompany loan agreements
The Company, AIC, AAC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement (“Liquidity Agreement”) which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower, AAC serves only as a borrower, and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least 10 business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2017 or 2016.
In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2017 or 2016.
RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement (“Credit Agreement”) with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI’s right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2017 or 2016.

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Capital support agreement
The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital (“RBC”) ratio of at least 150%. AIC’s obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P’s, Moody’s or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company’s RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2017 and 2016, no capital had been provided by AIC under this agreement.
External financing agreement
In January 2017, ALIC Re entered into a master transaction agreement with Bueller Financing LLC (“Bueller”), an external financing provider. In accordance with the agreement, Bueller issued a variable funding puttable note (“credit-linked note”) that will be held in a trust. The credit-linked note can be put back to Bueller for cash in the event certain ALIC Re statutory reserves and capital are depleted. The balance of the credit-linked note will vary based on the statutory reserve balance with a maximum value of $1.75 billion. The agreement has no impact on the GAAP-basis Consolidated Statement of Financial Position.
Dividends
In 2017, the Company paid dividends of $600 million to AIC in the form of cash. In 2015, the Company paid dividends of $103 million to AIC in the form of cash and investments.
5. Investments
Fair values
The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in millions)	Amortized cost	Gross unrealized		Fair value
		Gains	Losses
December 31, 2017
U.S. government and agencies	$768	$38	$(2)	$804
Municipal	2,001	275	(3)	2,273
Corporate	18,262	960	(86)	19,136
Foreign government	279	20	—	299
ABS	383	6	(4)	385
RMBS	205	49	(1)	253
CMBS	93	6	(2)	97
Redeemable preferred stock	13	1	—	14
Total fixed income securities	$22,004	$1,355	$(98)	$23,261

December 31, 2016
U.S. government and agencies	$968	$48	$(2)	$1,014
Municipal	2,017	264	(7)	2,274
Corporate	18,945	905	(169)	19,681
Foreign government	304	28	—	332
ABS	337	4	(10)	331
RMBS	294	42	(3)	333
CMBS	233	17	(9)	241
Redeemable preferred stock	14	2	—	16
Total fixed income securities	$23,112	$1,310	$(200)	$24,222

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Scheduled maturities
The scheduled maturities for fixed income securities are as follows as of December 31, 2017:

($ in millions)	Amortized cost	Fair value
Due in one year or less	$1,392	$1,399
Due after one year through five years	8,521	8,845
Due after five years through ten years	7,292	7,524
Due after ten years	4,118	4,758
	21,323	22,526
ABS, RMBS and CMBS	681	735
Total	$22,004	$23,261
Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.
Net investment income
Net investment income for the years ended December 31 is as follows:

($ in millions)	2017	2016	2015
Fixed income securities	$1,058	$1,078	$1,246
Mortgage loans	182	193	203
Equity securities	48	40	28
Limited partnership interests	457	292	287
Short-term investments	9	5	3
Policy loans	31	32	34
Other	79	90	75
Investment income, before expense	1,864	1,730	1,876
Investment expense	(87)	(71)	(57)
Net investment income	$1,777	$1,659	$1,819
Realized capital gains and losses
Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Fixed income securities	$(6)	$(59)	$309
Mortgage loans	1	—	6
Equity securities	21	(22)	(23)
Limited partnership interests	46	(5)	(32)
Derivatives	(16)	8	13
Other	3	1	(8)
Realized capital gains and losses	$49	$(77)	$265
Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Impairment write-downs	$(41)	$(101)	$(63)
Change in intent write-downs	(4)	(12)	(65)
Net other-than-temporary impairment losses recognized in earnings	(45)	(113)	(128)
Sales and other	110	31	383
Valuation and settlements of derivative instruments	(16)	5	10
Realized capital gains and losses	$49	$(77)	$265
Gross gains of $134 million, $184 million and $542 million and gross losses of $86 million, $171 million and $147 million were realized on sales of fixed income and equity securities during 2017, 2016 and 2015, respectively.

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Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in millions)	2017			2016			2015
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$(1)	$—	$(1)	$—	$—	$—	$—	$—	$—
Corporate	(7)	3	(4)	(23)	6	(17)	(25)	6	(19)
ABS	(1)	(1)	(2)	(4)	—	(4)	(16)	10	(6)
RMBS	—	(2)	(2)	—	(1)	(1)	—	—	—
CMBS	(9)	1	(8)	(15)	2	(13)	(1)	—	(1)
Total fixed income securities	(18)	1	(17)	(42)	7	(35)	(42)	16	(26)
Mortgage loans	(1)	—	(1)	—	—	—	4	—	4
Equity securities	(16)	—	(16)	(59)	—	(59)	(83)	—	(83)
Limited partnership interests	(9)	—	(9)	(15)	—	(15)	(17)	—	(17)
Other	(2)	—	(2)	(4)	—	(4)	(6)	—	(6)
Other-than-temporary impairment losses	$(46)	$1	$(45)	$(120)	$7	$(113)	$(144)	$16	$(128)
The total amount of other-than-temporary impairment losses included in AOCI at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $113 million and $131 million as of December 31, 2017 and 2016, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in millions)	December 31, 2017	December 31, 2016
Municipal	$(4)	$(5)
Corporate	—	(5)
ABS	(8)	(11)
RMBS	(37)	(43)
CMBS	(4)	(7)
Total	$(53)	$(71)
Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in millions)	2017	2016	2015
Beginning balance	$(176)	$(200)	$(209)
Additional credit loss for securities previously other-than-temporarily impaired	(9)	(16)	(8)
Additional credit loss for securities not previously other-than-temporarily impaired	(8)	(19)	(18)
Reduction in credit loss for securities disposed or collected	54	58	33
Change in credit loss due to accretion of increase in cash flows	1	1	2
Ending balance	$(138)	$(176)	$(200)
The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If

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the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.
Unrealized net capital gains and losses
Unrealized net capital gains and losses included in AOCI are as follows:

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2017		Gains	Losses
Fixed income securities	$23,261	$1,355	$(98)	$1,257
Equity securities (1)	1,614	311	(3)	308
Short-term investments	725	—	—	—
Derivative instruments (2)	2	2	—	2
EMA limited partnerships (3)				1
Unrealized net capital gains and losses, pre-tax				1,568
Amounts recognized for:
Insurance reserves (4)				(315)
DAC and DSI (5)				(189)
Amounts recognized				(504)
Deferred income taxes (6)				(229)
Unrealized net capital gains and losses, after-tax				$835
____________

(1)
Beginning January 1, 2018, due to the adoption of the new accounting standard for the recognition and measurement of financial assets and liabilities, equity securities will be measured at fair value with changes in fair value recognized in net income. The existing unrealized net capital gains and losses, after-tax, will be reclassified to retained income through a cumulative effect adjustment. See Note 2 for additional details on the new accounting standard.

(2)	Included in the fair value of derivative instruments is $2 million classified as liabilities.

(3)
Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(4)
The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate fixed annuities).

(5)
The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

(6)	Unrealized net capital gains and losses were reduced by deferred income taxes at the newly enacted 21% U.S. corporate tax rate.

($ in millions)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2016		Gains	Losses
Fixed income securities	$24,222	$1,310	$(200)	$1,110
Equity securities	1,511	117	(35)	82
Short-term investments	566	—	—	—
Derivative instruments (1)	5	5	—	5
EMA limited partnerships				(2)
Unrealized net capital gains and losses, pre-tax				1,195
Amounts recognized for:
Insurance reserves				—
DAC and DSI				(140)
Amounts recognized				(140)
Deferred income taxes				(374)
Unrealized net capital gains and losses, after-tax				$681
____________

(1)	Included in the fair value of derivative instruments is $5 million classified as assets.

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Change in unrealized net capital gains and losses
The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in millions)	2017	2016	2015
Fixed income securities	$147	$251	$(1,436)
Equity securities	226	66	(27)
Derivative instruments	(3)	(5)	8
EMA limited partnerships	3	—	—
Total	373	312	(1,455)
Amounts recognized for:
Insurance reserves	(315)	—	28
DAC and DSI	(49)	(78)	114
Amounts recognized	(364)	(78)	142
Deferred income taxes	145	(81)	459
Increase (decrease) in unrealized net capital gains and losses, after-tax	$154	$153	$(854)
Portfolio monitoring
The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security’s decline in fair value is considered other than temporary and is recorded in earnings.
For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.
The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

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The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in millions)	Less than 12 months			12 months or more			Total unrealized losses
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses

December 31, 2017
Fixed income securities
U.S. government and agencies	17	$443	$(2)	2	$25	$—	$(2)
Municipal	4	14	—	1	11	(3)	(3)
Corporate	456	2,899	(28)	144	1,324	(58)	(86)
ABS	33	170	(1)	8	24	(3)	(4)
RMBS	70	3	—	56	18	(1)	(1)
CMBS	2	1	—	6	23	(2)	(2)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	583	3,530	(31)	217	1,425	(67)	(98)
Equity securities	87	66	(3)	1	—	—	(3)
Total fixed income and equity securities	670	$3,596	$(34)	218	$1,425	$(67)	$(101)

Investment grade fixed income securities	472	$3,192	$(22)	181	$1,320	$(52)	$(74)
Below investment grade fixed income securities	111	338	(9)	36	105	(15)	(24)
Total fixed income securities	583	$3,530	$(31)	217	$1,425	$(67)	$(98)

December 31, 2016
Fixed income securities
U.S. government and agencies	6	$104	$(2)	—	$—	$—	$(2)
Municipal	8	44	(1)	3	18	(6)	(7)
Corporate	629	4,767	(118)	56	414	(51)	(169)
ABS	18	95	(1)	13	76	(9)	(10)
RMBS	47	3	—	50	38	(3)	(3)
CMBS	12	57	(4)	4	15	(5)	(9)
Redeemable preferred stock	1	—	—	—	—	—	—
Total fixed income securities	721	5,070	(126)	126	561	(74)	(200)
Equity securities	167	200	(19)	62	80	(16)	(35)
Total fixed income and equity securities	888	$5,270	$(145)	188	$641	$(90)	$(235)

Investment grade fixed income securities	559	$4,348	$(100)	75	$350	$(47)	$(147)
Below investment grade fixed income securities	162	722	(26)	51	211	(27)	(53)
Total fixed income securities	721	$5,070	$(126)	126	$561	$(74)	$(200)
As of December 31, 2017, $81 million of the $101 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $81 million, $61 million are related to unrealized losses on investment grade fixed income securities and $3 million are related to equity securities. Of the remaining $17 million, $7 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates and/or wider credit spreads since the time of initial purchase.
As of December 31, 2017, the remaining $20 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $13 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $20 million, $7 million are related to below investment grade fixed income securities. Of these amounts, $2 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2017.
ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings.

22

This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.
As of December 31, 2017, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2017, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.
Limited partnerships
As of December 31, 2017 and 2016, the carrying value of equity method limited partnerships totaled $2.54 billion and $2.19 billion, respectively. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment.
As of December 31, 2017 and 2016, the carrying value for cost method limited partnerships was $611 million and $591 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee’s capital. Additionally, the Company’s portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value.
Mortgage loans
The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $3.88 billion and $3.94 billion as of December 31, 2017 and 2016, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.
The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2017	2016
California	19.6%	19.3%
Texas	13.0	11.0
Illinois	8.2	7.4
New Jersey	8.0	8.5
Florida	6.7	6.0
The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2017	2016
Apartment complex	29.2%	26.4%
Office buildings	23.8	24.3
Retail	19.2	21.4
Warehouse	15.5	16.5
Other	12.3	11.4
Total	100.0%	100.0%

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The contractual maturities of the mortgage loan portfolio as of December 31, 2017 are as follows:

($ in millions)	Number of loans	Carrying value	Percent
2018	12	$94	2.4%
2019	7	204	5.3
2020	14	158	4.1
2021	41	485	12.5
Thereafter	186	2,935	75.7
Total	260	$3,876	100.0%
Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2017.
Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.
Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.
The following table reflects the carrying value of non-impaired mortgage loans summarized by debt service coverage ratio distribution as of December 31.

($ in millions)	2017			2016
Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$3	$—	$3	$52	$—	$52
1.0 - 1.25	326	—	326	321	—	321
1.26 - 1.50	1,033	15	1,048	1,196	—	1,196
Above 1.50	2,482	13	2,495	2,364	—	2,364
Total non-impaired mortgage loans	$3,844	$28	$3,872	$3,933	$—	$3,933
Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.
The net carrying value of impaired mortgage loans as of December 31 is as follows:

($ in millions)	2017	2016
Impaired mortgage loans with a valuation allowance	$4	$5
Impaired mortgage loans without a valuation allowance	—	—
Total impaired mortgage loans	$4	$5
Valuation allowance on impaired mortgage loans	$3	$3
The average balance of impaired loans was $7 million, $6 million and $11 million during 2017, 2016 and 2015, respectively.

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The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in millions)	2017	2016	2015
Beginning balance	$3	$3	$8
Net increase (decrease) in valuation allowance	1	—	(4)
Charge offs	(1)	—	(1)
Ending balance	$3	$3	$3
Payments on all mortgage loans were current as of December 31, 2017, 2016 and 2015.
Municipal bonds
The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2017	2016
Texas	16.9%	16.9%
California	15.1	14.9
Oregon	9.4	9.0
New York	5.2	5.1
Michigan	5.0	5.2
New Jersey	4.8	5.4
Concentration of credit risk
As of December 31, 2017, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than the U.S. government and its agencies.
Securities loaned
The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2017 and 2016, fixed income and equity securities with a carrying value of $524 million and $520 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million, $2 million and $1 million in 2017, 2016 and 2015, respectively.
Other investment information
Included in fixed income securities are below investment grade assets totaling $2.91 billion and $3.17 billion as of December 31, 2017 and 2016, respectively.
As of December 31, 2017, fixed income securities and short-term investments with a carrying value of $21 million were on deposit with regulatory authorities as required by law.
As of December 31, 2017, the carrying value of fixed income securities and other investments that were non-income producing was $32 million.

25

6. Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level 2: Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.
The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.
The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company’s use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.
The second situation where the Company classifies securities in Level 3 is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, cost method limited partnership interests, bank loans, agent loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements.

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In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level 1 measurements

•	Fixed income securities: Comprise certain U.S. Treasury fixed income securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•	Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

•
Short-term: Comprise U.S. Treasury bills valued based on unadjusted quoted prices for identical assets in active markets that the Company can access and actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

•
Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

•	Fixed income securities:
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - public: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate - privately placed: Valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
ABS - collateralized debt obligations (“CDO”) and ABS - consumer and other: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS - CDO and ABS - consumer and other are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.
RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

•	Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

•
Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

27

•	Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.
Over-the-counter (“OTC”) derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, implied volatilities, currency rates, and credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.
Level 3 measurements

•	Fixed income securities:
Municipal: Comprise municipal bonds that are not rated by third party credit rating agencies. The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also included are municipal bonds valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable and municipal bonds in default valued based on the present value of expected cash flows.
Corporate - public and Corporate - privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.
ABS - CDO, ABS - consumer and other, and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

•
Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

•
Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

•
Contractholder funds:  Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

Assets and liabilities measured at fair value on a non-recurring basis
Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are generally valued using net asset values.

28

The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2017. There were no assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2017.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2017
Assets
Fixed income securities:
U.S. government and agencies	$488	$316	$—		$804
Municipal	—	2,216	57		2,273
Corporate - public	—	13,168	49		13,217
Corporate - privately placed	—	5,699	220		5,919
Foreign government	—	299	—		299
ABS - CDO	—	38	10		48
ABS - consumer and other	—	297	40		337
RMBS	—	253	—		253
CMBS	—	97	—		97
Redeemable preferred stock	—	14	—		14
Total fixed income securities	488	22,397	376		23,261
Equity securities	1,508	16	90		1,614
Short-term investments	110	615	—		725
Other investments: Free-standing derivatives	—	117	1	$(3)	115
Separate account assets	3,422	—	—		3,422
Other assets	—	—	—		—
Total assets at fair value	$5,528	$23,145	$467	$(3)	$29,137
% of total assets at fair value	19.0%	79.4%	1.6%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(284)		$(284)
Other liabilities: Free-standing derivatives	—	(62)	—	$1	(61)
Total liabilities at fair value	$—	$(62)	$(284)	$1	$(345)
% of total liabilities at fair value	—%	18.0%	82.3%	(0.3)%	100%

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The following table summarizes the Company’s assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2016.

($ in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Counterparty and cash collateral netting	Balance as of December 31, 2016
Assets
Fixed income securities:
U.S. government and agencies	$619	$395	$—		$1,014
Municipal	—	2,215	59		2,274
Corporate - public	—	13,475	47		13,522
Corporate - privately placed	—	5,895	264		6,159
Foreign government	—	332	—		332
ABS - CDO	—	102	27		129
ABS - consumer and other	—	160	42		202
RMBS	—	333	—		333
CMBS	—	241	—		241
Redeemable preferred stock	—	16	—		16
Total fixed income securities	619	23,164	439		24,222
Equity securities	1,432	3	76		1,511
Short-term investments	166	400	—		566
Other investments: Free-standing derivatives	—	101	1	$(6)	96
Separate account assets	3,373	—	—		3,373
Other assets	—	—	1		1
Total recurring basis assets	5,590	23,668	517	(6)	29,769
Non-recurring basis (1)	—	—	9		9
Total assets at fair value	$5,590	$23,668	$526	$(6)	$29,778
% of total assets at fair value	18.7%	79.5%	1.8%	—%	100%

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(289)		$(289)
Other liabilities: Free-standing derivatives	—	(39)	(3)	$2	(40)
Total liabilities at fair value	$—	$(39)	$(292)	$2	$(329)
% of total liabilities at fair value	—%	11.9%	88.7%	(0.6)%	100%
________________________

(1)	Includes $9 million of limited partnership investments written-down to fair value in connection with recognizing other-than-temporary impairments.
The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

($ in millions)	Fair value	Valuation technique	Unobservable input	Range	Weighted average
December 31, 2017
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(250)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.74%
December 31, 2016
Derivatives embedded in life and annuity contracts – Equity-indexed and forward starting options	$(246)	Stochastic cash flow model	Projected option cost	1.0 - 2.2%	1.75%

The embedded derivatives are equity-indexed and forward starting options in certain life and annuity products that provide customers with interest crediting rates based on the performance of the S&P 500. If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value.
As of December 31, 2017 and 2016, Level 3 fair value measurements of fixed income securities total $376 million and $439 million, respectively, and include $237 million and $296 million, respectively, of securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

30

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2016	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$59	$—	$2	$—	$—
Corporate - public	47	1	—	3	(15)
Corporate - privately placed	264	7	(2)	11	(16)
ABS - CDO	27	—	6	4	(10)
ABS - consumer and other	42	—	—	—	(26)
Total fixed income securities	439	8	6	18	(67)
Equity securities	76	8	3	—	—
Free-standing derivatives, net	(2)	3	—	—	—
Other assets	1	(1)	—	—	—
Total recurring Level 3 assets	$514	$18	$9	$18	$(67)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(289)	$1	$—	$—	$—
Total recurring Level 3 liabilities	$(289)	$1	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2017
Assets
Fixed income securities:
Municipal	$—	$(2)	$—	$(2)	$57
Corporate - public	17	—	—	(4)	49
Corporate - privately placed	20	(30)	—	(34)	220
ABS - CDO	5	—	—	(22)	10
ABS - consumer and other	29	—	—	(5)	40
Total fixed income securities	71	(32)	—	(67)	376
Equity securities	13	(10)	—	—	90
Free-standing derivatives, net	—	—	—	—	1	(2)
Other assets	—	—	—	—	—
Total recurring Level 3 assets	$84	$(42)	$—	$(67)	$467
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$6	$(284)
Total recurring Level 3 liabilities	$—	$—	$(2)	$6	$(284)
_____________________

(1)
The effect to net income totals $19 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $9 million in realized capital gains and losses, $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets.

31

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2016.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2015	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$78	$12	$(8)	$6	$—
Corporate - public	44	—	—	16	(15)
Corporate - privately placed	447	15	18	16	(277)
ABS - CDO	53	1	5	8	(1)
ABS - consumer and other	44	—	(3)	3	(7)
Total fixed income securities	666	28	12	49	(300)
Equity securities	60	(15)	5	—	(4)
Free-standing derivatives, net	(7)	6	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$720	$19	$17	$49	$(304)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(299)	$6	$—	$—	$—
Total recurring Level 3 liabilities	$(299)	$6	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2016
Assets
Fixed income securities:
Municipal	$—	$(27)	$—	$(2)	$59
Corporate - public	6	(3)	—	(1)	47
Corporate - privately placed	108	(15)	—	(48)	264
ABS - CDO	—	(2)	—	(37)	27
ABS - consumer and other	7	—	—	(2)	42
Total fixed income securities	121	(47)	—	(90)	439
Equity securities	32	(2)	—	—	76
Free-standing derivatives, net	—	—	—	(1)	(2)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$153	$(49)	$—	$(91)	$514
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(3)	$7	$(289)
Total recurring Level 3 liabilities	$—	$—	$(3)	$7	$(289)
 ____________________

(1)
The effect to net income totals $25 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $8 million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits.

(2)	Comprises $1 million of assets and $3 million of liabilities.

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The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2015.

($ in millions)		Total gains (losses) included in:
	Balance as of December 31, 2014	Net income (1)	OCI	Transfers into Level 3	Transfers out of Level 3
Assets
Fixed income securities:
Municipal	$106	$5	$(5)	$—	$—
Corporate - public	160	—	(2)	—	(111)
Corporate - privately placed	632	14	(17)	10	(79)
ABS - CDO	67	—	2	21	(17)
ABS - consumer and other	62	(1)	—	—	(41)
CMBS	1	—	(1)	—	—
Total fixed income securities	1,028	18	(23)	31	(248)
Equity securities	37	(1)	(3)	—	—
Free-standing derivatives, net	(7)	1	—	—	—
Other assets	1	—	—	—	—
Total recurring Level 3 assets	$1,059	$18	$(26)	$31	$(248)
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$(323)	$19	$—	$—	$—
Total recurring Level 3 liabilities	$(323)	$19	$—	$—	$—

	Purchases	Sales	Issues	Settlements	Balance as of December 31, 2015
Assets
Fixed income securities:
Municipal	$—	$(23)	$—	$(5)	$78
Corporate - public	1	—	—	(4)	44
Corporate - privately placed	29	(67)	—	(75)	447
ABS - CDO	—	(1)	—	(19)	53
ABS - consumer and other	27	—	—	(3)	44
CMBS	—	—	—	—	—
Total fixed income securities	57	(91)	—	(106)	666
Equity securities	32	(5)	—	—	60
Free-standing derivatives, net	—	—	—	(1)	(7)	(2)
Other assets	—	—	—	—	1
Total recurring Level 3 assets	$89	$(96)	$—	$(107)	$720
Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$—	$—	$(2)	$7	$(299)
Total recurring Level 3 liabilities	$—	$—	$(2)	$7	$(299)
_________________________

(1)
The effect to net income totals $37 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $6 million in realized capital gains and losses, $12 million in net investment income, $26 million in interest credited to contractholder funds, and $(7) million in contract benefits.

(2)	Comprises $1 million of assets and $8 million of liabilities.

Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company’s independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
There were no transfers between Level 1 and Level 2 during 2017, 2016 or 2015.

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Transfers into Level 3 during 2017, 2016 and 2015 included situations where a fair value quote was not provided by the Company’s independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2017, 2016 and 2015 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company’s independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

($ in millions)	2017	2016	2015
Assets
Fixed income securities:
Municipal	$—	$2	$—
Corporate	1	1	11
ABS	—	—	1
Total fixed income securities	1	3	12
Equity securities	9	(15)	(1)
Free-standing derivatives, net	—	5	1
Other assets	(1)	—	—
Total recurring Level 3 assets	$9	$(7)	$12

Liabilities
Contractholder funds: Derivatives embedded in life and annuity contracts	$1	$6	$19
Total recurring Level 3 liabilities	$1	$6	$19
The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $10 million in 2017 and are reported as follows: $10 million in net investment income, $(9) million in interest credited to contractholder funds and $9 million in contract benefits. These gains and losses total $(1) million in 2016 and are reported as follows: $(18) million in realized capital gains and losses, $11 million in net investment income, $(3) million in interest credited to contractholder funds and $9 million in contract benefits. These gains and losses total $31 million in 2015 and are reported as follows: $(2) million in realized capital gains and losses, $14 million in net investment income, $26 million in interest credited to contractholder funds and $(7) million in contract benefits.
Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.
Financial assets

($ in millions)	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Mortgage loans	$3,876	$4,052	$3,938	$3,963
Cost method limited partnerships (1)	611	713	591	681
Bank loans	437	437	467	467
Agent loans	538	536	467	467
Notes due from related party	—	—	325	325
 ____________________

(1)
Beginning January 1, 2018, due to the adoption of the new accounting standard for the recognition and measurement of financial assets and liabilities, cost method limited partnerships (excluding limited partnership interests accounted for on a cost recovery basis) will be measured at fair value with changes in fair value recognized in net income. The existing carrying value of these investments will increase to fair value with the offsetting adjustment recognized in retained income through a cumulative effect adjustment. See Note 2 for additional details on the new accounting standard.

The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using

34

current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, bank loans, agent loans and notes due from related party are categorized as Level 3.
Financial liabilities

($ in millions)	December 31, 2017		December 31, 2016
	Carrying value	Fair value	Carrying value	Fair value
Contractholder funds on investment contracts	$10,331	$11,036	$11,276	$11,972
Liability for collateral	542	542	550	550
Notes due to related parties	140	141	465	465

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts incorporating current market-based crediting rates for similar contracts that reflect the Company’s own credit risk. Deferred annuities classified in contractholder funds are valued based on discounted cash flow models that incorporate current market-based margins and reflect the Company’s own credit risk. Immediate annuities without life contingencies are valued based on discounted cash flow models that incorporate current market-based implied interest rates and reflect the Company’s own credit risk. The fair value measurement for contractholder funds on investment contracts is categorized as Level 3.
The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurement for liability for collateral is categorized as Level 2. Notes due to related parties comprise agent loan collateralized notes. The fair value of agent loan collateralized notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Corporation’s credit risk. Notes due to related parties also included surplus notes as of December 31, 2016. The fair value of surplus notes due to related parties was based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considered the Company’s own credit risk. Since the surplus notes could be called at par value, their fair value was not greater than par value. The fair value measurement for notes due to related parties is categorized as Level 3.
7. Derivative Financial Instruments and Off-balance sheet Financial Instruments
The Company uses derivatives for risk reduction and to increase investment portfolio returns through asset replication. Risk reduction activity is focused on managing the risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations. Asset replication refers to the “synthetic” creation of assets through the use of derivatives. The Company replicates fixed income securities using a combination of a credit default swap or a foreign currency forward contract and one or more highly rated fixed income securities, primarily investment grade host bonds, to synthetically replicate the economic characteristics of one or more cash market securities. The Company replicates equity securities using futures and options to increase equity exposure.
The Company utilizes several derivative strategies to manage risk. Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company’s assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. Credit default swaps are typically used to mitigate the credit risk within the Company’s fixed income portfolio. Futures and options are used for hedging the equity exposure contained in the Company’s equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses equity index futures and options to offset valuation losses in the equity portfolio during periods of declining equity market values. Foreign currency swaps and forwards are primarily used by the Company to reduce the foreign currency risk associated with holding foreign currency denominated investments.
The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company’s primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders.
When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

35

The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.
Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.  As of December 31, 2017, the Company pledged $3 million in the form of margin deposits.
For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from AOCI and are reported in net income in the same period the forecasted transactions being hedged impact net income.
Non-hedge accounting is generally used for “portfolio” level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company’s derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

36

The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2017.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	$15	n/a	$—	$—	$—
Equity and index contracts
Options	Other investments	—	4,485	114	114	—
Credit default contracts
Credit default swaps – buying protection	Other investments	3	n/a	—	—	—
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	—	—	—
Total asset derivatives		$101	4,485	$115	$115	$—

Liability derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other liabilities & accrued expenses	$19	n/a	$2	$2	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other liabilities & accrued expenses	30	n/a	1	1	—
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	—	4,464	(53)	—	(53)
Foreign currency contracts
Foreign currency forwards	Other liabilities & accrued expenses	207	n/a	(8)	—	(8)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	225	n/a	(22)	—	(22)
Guaranteed withdrawal benefits	Contractholder funds	274	n/a	(12)	—	(12)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,735	n/a	(250)	—	(250)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	34	n/a	(1)	—	(1)
Credit default swaps – selling protection	Other liabilities & accrued expenses	1	n/a	—	—	—
Subtotal		2,506	4,464	(345)	1	(346)
Total liability derivatives		2,525	4,464	(343)	$3	$(346)

Total derivatives		$2,626	8,949	$(228)
_________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2016.

($ in millions, except number of contracts)		Volume (1)
	Balance sheet location	Notional amount	Number of contracts	Fair value, net	Gross asset	Gross liability
Asset derivatives
Derivatives designated as accounting hedging instruments
Foreign currency swap agreements	Other investments	$49	n/a	$5	$5	$—
Derivatives not designated as accounting hedging instruments
Interest rate contracts
Interest rate cap agreements	Other investments	65	n/a	1	1	—
Equity and index contracts
Options	Other investments	—	3,917	87	87	—
Financial futures contracts	Other assets	—	6	—	—	—
Foreign currency contracts
Foreign currency forwards	Other investments	173	n/a	7	8	(1)
Credit default contracts
Credit default swaps – buying protection	Other investments	25	n/a	(1)	—	(1)
Credit default swaps – selling protection	Other investments	80	n/a	1	1	—
Other contracts
Other contracts	Other assets	3	n/a	1	1	—
Subtotal		346	3,923	96	98	(2)
Total asset derivatives		$395	3,923	$101	$103	$(2)

Liability derivatives
Equity and index contracts
Options and futures	Other liabilities & accrued expenses	$—	3,928	$(37)	$—	$(37)
Embedded derivative financial instruments
Guaranteed accumulation benefits	Contractholder funds	391	n/a	(34)	—	(34)
Guaranteed withdrawal benefits	Contractholder funds	290	n/a	(9)	—	(9)
Equity-indexed and forward starting options in life and annuity product contracts	Contractholder funds	1,737	n/a	(246)	—	(246)
Credit default contracts
Credit default swaps – buying protection	Other liabilities & accrued expenses	6	n/a	—	—	—
Credit default swaps – selling protection	Other liabilities & accrued expenses	100	n/a	(3)	—	(3)
Total liability derivatives		2,524	3,928	(329)	$—	$(329)

Total derivatives		$2,919	7,851	$(228)
__________________________________________
(1)   Volume for OTC and cleared derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

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The following table provides gross and net amounts for the Company’s OTC derivatives, all of which are subject to enforceable master netting agreements.

($ in millions)		Offsets
	Gross amount	Counter- party netting	Cash collateral (received) pledged	Net amount on balance sheet	Securities collateral (received) pledged	Net amount
December 31, 2017
Asset derivatives	$4	$(3)	$—	$1	$—	$1
Liability derivatives	(10)	3	(2)	(9)	3	(6)

December 31, 2016
Asset derivatives	$14	$(2)	$(4)	$8	$(1)	$7
Liability derivatives	(5)	2	—	(3)	4	1
The following table provides a summary of the impacts of the Company’s foreign currency contracts in cash flow hedging relationships for the years ended December 31. Amortization of net gains from AOCI related to cash flow hedges is expected to be a gain of $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2017, 2016 or 2015.

($ in millions)	2017	2016	2015
(Loss) gain recognized in OCI on derivatives during the period	$(2)	$(1)	$10
Gain recognized in OCI on derivatives during the term of the hedging relationship	2	5	10
Gain (loss) reclassified from AOCI into income (net investment income)	1	1	(1)
Gain reclassified from AOCI into income (realized capital gains and losses)	—	3	3
The following tables present gains and losses from valuation and settlements reported on derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income. In 2017, 2016 and 2015, the Company had no derivatives used in fair value hedging relationships.

($ in millions)	Realized capital gains and losses	Contract benefits	Interest credited to contractholder funds	Total gain (loss) recognized in net income on derivatives
2017
Equity and index contracts	$(4)	$—	$45	$41
Embedded derivative financial instruments	—	9	(5)	4
Foreign currency contracts	(14)	—	—	(14)
Credit default contracts	2	—	—	2
Total	$(16)	$9	$40	$33

2016
Equity and index contracts	$(4)	$—	$18	$14
Embedded derivative financial instruments	—	9	1	10
Foreign currency contracts	6	—	—	6
Credit default contracts	3	—	—	3
Total	$5	$9	$19	$33

2015
Equity and index contracts	$—	$—	$(9)	$(9)
Embedded derivative financial instruments	—	(7)	31	24
Foreign currency contracts	6	—	—	6
Credit default contracts	4	—	—	4
Total	$10	$(7)	$22	$25
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (“MNAs”) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2017, counterparties pledged $3 million in cash to the Company, and the Company pledged $4 million in cash and securities to counterparties which includes

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$3 million of collateral posted under MNAs for contracts containing credit-risk contingent provisions that are in a liability position and $1 million of collateral posted under MNAs for contracts without credit-risk-contingent features. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.
Counterparty credit exposure represents the Company’s potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.
The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company’s OTC derivatives.

($ in millions)	2017				2016
Rating (1)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)	Number of counter-parties	Notional amount (2)	Credit exposure (2)	Exposure, net of collateral (2)
A+	2	$59	$3	$—	5	$312	$12	$9
_________________________

(1)	Rating is the lower of S&P or Moody’s ratings.

(2)	Only OTC derivatives with a net positive fair value are included for each counterparty.
Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company’s senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.
Certain of the Company’s derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative agreement or a specific trade on certain dates if AIC’s, ALIC’s or Allstate Life Insurance Company of New York’s (“ALNY”) financial strength credit ratings by Moody’s or S&P fall below a certain level. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative agreement if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on AIC’s, ALIC’s or ALNY’s financial strength credit ratings by Moody’s or S&P, or in the event AIC, ALIC or ALNY are no longer rated by either Moody’s or S&P.
The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

($ in millions)	2017	2016
Gross liability fair value of contracts containing credit-risk-contingent features	$12	$2
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(5)	(2)
Collateral posted under MNAs for contracts containing credit-risk-contingent features	(3)	—
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$4	$—
Credit derivatives - selling protection
A credit default swap (“CDS”) is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the “reference entity” or a portfolio of “reference entities”), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

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The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

($ in millions)	Notional amount
	AA	A	BBB	BB and lower	Total	Fair value
December 31, 2017
Single name
Corporate debt	$—	$—	$—	$1	$1	$—
Index
Corporate debt	1	19	45	15	80	1
Total	$1	$19	$45	$16	$81	$1

December 31, 2016
First-to-default Basket
Municipal	$—	$—	$100	$—	$100	$(3)
Index
Corporate debt	1	19	50	10	80	1
Total	$1	$19	$150	$10	$180	$(2)
In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default (“FTD”) structure or credit derivative index (“CDX”) that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity’s public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. For CDX, the reference entity’s name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.
The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.
Off-balance sheet financial instruments
The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

($ in millions)	2017	2016
Commitments to invest in limited partnership interests	$1,345	$1,400
Private placement commitments	27	13
Other loan commitments	87	80
In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance sheet financial instruments with credit risk.
Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.
Private placement commitments represent commitments to purchase private placement debt and private equity securities at a future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final. Because the private equity securities are not actively traded, it is not practical to estimate fair value of the commitments.

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Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have either fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.
8. Reserve for Life-Contingent Contract Benefits and Contractholder Funds
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2017	2016
Immediate fixed annuities:
Structured settlement annuities	$6,994	$6,681
Other immediate fixed annuities	1,850	1,935
Traditional life insurance	2,458	2,373
Accident and health insurance	238	232
Other	85	101
Total reserve for life-contingent contract benefits	$11,625	$11,322
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 2.9% to 9.0%	Present value of contractually specified future benefits
Other immediate fixed annuities
1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table with internal modifications; Annuity 2000 mortality table; 1983 individual annuity mortality table with internal modifications
		Interest rate assumptions range from 0% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 6.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 2.0% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________

(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”).

To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability is included in the reserve for life-contingent contract benefits with respect to this deficiency. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in AOCI. The liability was $315 million and zero as of December 31, 2017 and 2016, respectively.

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As of December 31, contractholder funds consist of the following:

($ in millions)	2017	2016
Interest-sensitive life insurance	$7,387	$7,312
Investment contracts:
Fixed annuities	10,790	11,893
Other investment contracts	415	265
Total contractholder funds	$18,592	$19,470
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.5% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0% to 9.8% for immediate annuities; (8.0)% to 12.3% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 6.0% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 16.7% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.5% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________

(1)	In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2017	2016	2015
Balance, beginning of year	$19,470	$20,542	$21,816
Deposits	909	969	1,052
Interest credited	635	672	716
Benefits	(871)	(947)	(1,060)
Surrenders and partial withdrawals	(960)	(1,014)	(1,246)
Maturities of and interest payments on institutional products	—	(86)	(1)
Contract charges	(655)	(665)	(684)
Net transfers from separate accounts	4	5	7
Other adjustments	60	(6)	(58)
Balance, end of year	$18,592	$19,470	$20,542
The Company offered various guarantees to variable annuity contractholders. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance.
Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives. The account balances of variable annuities contracts’ separate accounts with guarantees included $3.00 billion and $2.92 billion of equity, fixed income and balanced mutual funds and $322 million and $364 million of money market mutual funds as of December 31, 2017 and 2016, respectively.

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The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	December 31,
	2017	2016
In the event of death
Separate account value	$3,323	$3,280
Net amount at risk (1)	$453	$585
Average attained age of contractholders	70 years	70 years
At annuitization (includes income benefit guarantees)
Separate account value	$944	$915
Net amount at risk (2)	$202	$265
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$253	$267
Net amount at risk (3)	$10	$10
Accumulation at specified dates
Separate account value	$170	$310
Net amount at risk (4)	$17	$26
Weighted average waiting period until guarantee date	5 years	3 years
____________

(1)	Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2)	Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3)	Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4)	Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.
Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant’s attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.
Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

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The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2016 (1)	$244	$43	$77	$364
Less reinsurance recoverables	101	40	43	184
Net balance as of December 31, 2016	143	3	34	180
Incurred guarantee benefits	33	—	12	45
Paid guarantee benefits	(2)	—	—	(2)
Net change	31	—	12	43
Net balance as of December 31, 2017	174	3	46	223
Plus reinsurance recoverables	87	25	34	146
Balance, December 31, 2017 (2)	$261	$28	$80	$369

Balance, December 31, 2015 (3)	$223	$67	$75	$365
Less reinsurance recoverables	106	64	52	222
Net balance as of December 31, 2015	117	3	23	143
Incurred guarantee benefits	26	—	11	37
Paid guarantee benefits	—	—	—	—
Net change	26	—	11	37
Net balance as of December 31, 2016	143	3	34	180
Plus reinsurance recoverables	101	40	43	184
Balance, December 31, 2016 (1)	$244	$43	$77	$364
____________

(1)
Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $100 million, variable annuity income benefits of $40 million, variable annuity accumulation benefits of $34 million, variable annuity withdrawal benefits of $9 million and other guarantees of $181 million.

(2)
Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $26 million, variable annuity accumulation benefits of $22 million, variable annuity withdrawal benefits of $12 million and other guarantees of $224 million.

(3)
Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $105 million, variable annuity income benefits of $64 million, variable annuity accumulation benefits of $38 million, variable annuity withdrawal benefits of $14 million and other guarantees of $144 million.

9. Reinsurance
The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.
For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

Period	Retention limits
April 2015 through current	Single life: $2 million per life Joint life: no longer offered
April 2011 through March 2015
Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011	$5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
September 1998 through June 2007	$2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met
August 1998 and prior	Up to $1 million per life

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In addition, the Company has used reinsurance to effect the disposition of certain blocks of business. The Company had reinsurance recoverables of $1.35 billion and $1.41 billion as of December 31, 2017 and 2016, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2017, premiums and contract charges of $76 million, contract benefits of $7 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In 2016, premiums and contract charges of $78 million, contract benefits of $21 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $15 million were ceded to Prudential. In 2015, premiums and contract charges of $94 million, contract benefits of $40 million, interest credited to contractholder funds of $21 million, and operating costs and expenses of $18 million were ceded to Prudential. In addition, as of December 31, 2017 and 2016 the Company had reinsurance recoverables of $139 million and $144 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.
The Company is the assuming reinsurer for Lincoln Benefit Life Company’s (“LBL’s”) life insurance business sold through the Allstate agency channel and LBL’s payout annuity business in force prior to the sale of LBL on April 1, 2014. Under the terms of the reinsurance agreement, the Company is required to have a trust with assets greater than or equal to the statutory reserves ceded by LBL to the Company, measured on a monthly basis. As of December 31, 2017, the trust held $5.89 billion of investments, which are reported in the Consolidated Statement of Financial Position.
As of December 31, 2017, the gross life insurance in force was $435.69 billion of which $5.18 billion and $84.42 billion was ceded to the affiliated and unaffiliated reinsurers, respectively.
The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Direct	$734	$715	$728
Assumed
Affiliate	227	138	131
Non-affiliate	772	803	835
Ceded
Affiliate	(52)	(53)	(41)
Non-affiliate	(288)	(294)	(315)
Premiums and contract charges, net of reinsurance	$1,393	$1,309	$1,338
The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Direct	$1,003	$999	$1,023
Assumed
Affiliate	130	90	79
Non-affiliate	505	522	541
Ceded
Affiliate	(33)	(36)	(32)
Non-affiliate	(175)	(188)	(205)
Contract benefits, net of reinsurance	$1,430	$1,387	$1,406
The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Direct	$546	$598	$636
Assumed
Affiliate	8	9	10
Non-affiliate	131	116	111
Ceded
Affiliate	(21)	(21)	(16)
Non-affiliate	(25)	(25)	(24)
Interest credited to contractholder funds, net of reinsurance	$639	$677	$717

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Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

($ in millions)	2017	2016
Annuities	$1,357	$1,411
Life insurance	1,243	1,299
Other	80	81
Total	$2,680	$2,791
As of both December 31, 2017 and 2016, approximately 77% of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P.
10. Deferred Policy Acquisition and Sales Inducement Costs
Deferred policy acquisition costs for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Balance, beginning of year	$1,187	$1,314	$1,271
Acquisition costs deferred	122	79	124
Amortization charged to income	(152)	(134)	(151)
Effect of unrealized gains and losses	(46)	(72)	99
Reinsurance assumed from (ceded to) AAC	45	—	(29)
Balance, end of year	$1,156	$1,187	$1,314
DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

($ in millions)	2017	2016	2015
Balance, beginning of year	$40	$45	$44
Sales inducements deferred	—	1	3
Amortization charged to income	(4)	(5)	(4)
Effect of unrealized gains and losses	—	(1)	2
Balance, end of year	$36	$40	$45
11. Guarantees and Contingent Liabilities
Guaranty funds
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2017 and 2016, the liability balance included in other liabilities and accrued expenses was $4 million and $1 million, respectively. The related premium tax offsets included in other assets were $10 million and $9 million as of December 31, 2017 and 2016, respectively.
Guarantees
In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
Related to the sale of LBL on April 1, 2014, the Company has agreed to indemnify Resolution Life Holdings, Inc. in connection with certain representations, warranties and covenants of the Company, and certain liabilities specifically excluded from the transaction, subject to specific contractual limitations regarding the Company’s maximum obligation. Management does not believe these indemnifications will have a material effect on results of operations, cash flows or financial position of the Company.
Related to the disposal through reinsurance of substantially all of the Company’s variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including

47

extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including certain liabilities arising from the Company’s provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.
The aggregate liability balance related to all guarantees was not material as of December 31, 2017.
Regulation and compliance
The Company is subject to extensive laws, regulations and regulatory actions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, impose fines and penalties for unintended errors or mistakes, and otherwise expand overall regulation of insurance products and the insurance industry. In addition, the Company is subject to laws and regulations administered and enforced by federal agencies and other organizations, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, and the U.S. Department of Justice. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.
12. Income Taxes
ALIC and its subsidiaries (the “Allstate Life Group”) join with the Corporation (the “Allstate Group”) in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the “Allstate Tax Sharing Agreement”). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group’s federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group’s annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.
The Internal Revenue Service (“IRS”) is currently examining the Allstate Group’s 2013 and 2014 federal income tax returns and the exam is expected to be complete in the first quarter of 2018. The IRS has also begun their examination of the Allstate Group’s 2015 and 2016 federal income tax returns. The Allstate Group’s tax years prior to 2013 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of the Allstate Group’s tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
The Company had $2 million liability for unrecognized tax benefits as of December 31, 2017, $1 million as of both December 31, 2016 and 2015, and zero liability as of December 31, 2014. The change in the liability for unrecognized tax benefits in 2017 and 2015 related to the increase for tax positions taken in a prior year. The Company believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months.
The Company recognizes interest accrued related to unrecognized tax benefits in income tax expense. The Company did not record interest income or expense relating to unrecognized tax benefits in income tax expense in 2017, 2016 or 2015. As of December 31, 2017 and 2016, there was no interest accrued with respect to unrecognized tax benefits. No amounts have been accrued for penalties.
Tax Reform
On December 22, 2017, Public Law 115-97, known as the Tax Cuts and Jobs Act of 2017 (“Tax Legislation”) became effective. The Tax Legislation impacts the Company generally in four areas:
1.Amends the U.S. Internal Revenue Code of 1986, as amended, which among other items, permanently reduces the corporate income tax rate from a maximum of 35% to 21% beginning January 1, 2018.
2.Changes international taxation to a modified territorial tax system whereby profits from non-U.S. subsidiaries will generally be taxed only in their local jurisdictions.
3.Contains several other provisions, such as limitations of deductibility of executive compensation, meals and entertainment and lobbying expenses and changes to the dividends received deduction.

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4.Affects the timing of certain tax deductions for reserves and deferred acquisition costs, but does not impact the Company’s overall income tax expense.
Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future years. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in years in which those temporary differences are expected to be recovered or settled. Deferred tax assets and liabilities are adjusted through income tax expense as changes in tax laws or rates are enacted.
The Company revalued its deferred tax assets and liabilities at the new corporate income tax rate. The transition to the modified territorial system for international taxation required the Company to recognize a liability in 2017 based on non-U.S. income from international subsidiaries that had not been repatriated to their U.S. parent company (the “Transition Tax”). The Company recorded a net tax benefit of $514 million, recognized as a reduction to income tax expense in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. The net benefit was primarily due to re-measurement of the Company’s deferred tax assets and liabilities, partially offset by the impact of the transition tax on deemed repatriation of deferred non-U.S. income. The Company’s effective income tax rate benefit for 2017 was 38.7% and included this one-time benefit of 71.8%.
The impact of the Tax Legislation may differ from the Company’s preliminary estimates due to, among other things, changes in interpretations and assumptions the Company has made, guidance that may be issued and actions the Company may take as a result of the Tax Legislation. The transition tax calculation is based on estimated amounts.  Any potential adjustments made could be material in relation to the preliminary estimates recorded.
The components of the deferred income tax assets and liabilities as of December 31 are as follows:

($ in millions)	2017	2016
Deferred assets
Deferred reinsurance gain	$8	$16
Other assets	2	4
Total deferred assets (1)	10	20
Deferred liabilities
Life and annuity reserves	(269)	(362)
Unrealized net capital gains	(223)	(369)
DAC	(221)	(370)
Difference in tax bases of investments	(79)	(35)
Other liabilities	(54)	(75)
Total deferred liabilities	(846)	(1,211)
Net deferred liability (1)	$(836)	$(1,191)
___________

(1)	Changes in deferred tax assets and liabilities primarily relate to the Tax Legislation.
Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company’s assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
The components of income tax (benefit) expense for the years ended December 31 are as follows:

($ in millions)	2017	2016	2015
Current	$104	$24	$251
Deferred	(382)	120	50
Total income tax (benefit) expense	$(278)	$144	$301
The Company received refunds of $1 million and $22 million in 2017 and 2016, respectively, and paid income taxes of $221 million in 2015. The Company had current income tax payable of $56 million and current tax receivable $16 million as of December 31, 2017 and 2016, respectively.

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A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

	2017	2016	2015
Statutory federal income tax rate - expense	35.0%	35.0%	35.0%
Tax Legislation benefit	(71.8)	—	—
Tax credits	(1.7)	(3.3)	(1.7)
Dividends received deduction	(0.6)	(1.3)	(0.6)
Adjustments to prior year tax liabilities	(0.3)	—	(0.3)
State income taxes	0.6	0.3	0.4
Non-deductible expenses	0.1	0.2	0.2
Change in accounting for investments in qualified affordable housing projects	—	—	2.0
Other	—	0.1	(0.1)
Effective income tax rate (benefit) expense	(38.7)%	31.0%	34.9%
13. Capital Structure
Debt outstanding
All of the Company’s outstanding debt as of December 31, 2017 and 2016 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $6 million, $15 million and $16 million of interest on debt in 2017, 2016 and 2015, respectively.
The Company had $34 million and $56 million of investment-related debt that is reported in other liabilities and accrued expenses as of December 31, 2017 and 2016, respectively. Of the $56 million, $22 million related to a commitment to fund a limited partnership as of December 31, 2016.
14. Statutory Financial Information and Dividend Limitations
ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.
All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net income (loss) of ALIC and its insurance subsidiaries was $279 million, $192 million and $(67) million in 2017, 2016 and 2015, respectively. Statutory capital and surplus was $3.41 billion and $3.05 billion as of December 31, 2017 and 2016, respectively.
Dividend Limitations
The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance (“IL DOI”) is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The Company paid dividends of $600 million in 2017. The maximum amount of dividends ALIC will be able to pay without prior IL DOI approval at a given point in time during 2018 is $847 million, less dividends paid during the preceding twelve months measured at that point in time.  The payment of a dividend in excess of this amount requires 30 days advance written notice to the IL DOI. The dividend is deemed approved, unless the IL DOI disapproves it within the 30 day notice period. Additionally, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled $308 million as of December 31, 2017, and cannot result in capital and surplus being less than the minimum amount required by law.
Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain adjusted statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required

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to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total adjusted statutory capital and surplus and authorized control level RBC of ALIC were $3.78 billion and $568 million, respectively, as of December 31, 2017. ALIC’s insurance subsidiaries are included as a component of ALIC’s total statutory capital and surplus.
Intercompany transactions
Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.
15. Benefit Plans
Pension and other postretirement plans
Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee’s length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $7 million, $7 million and $6 million in 2017, 2016 and 2015, respectively.
The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.
Allstate 401(k) Savings Plan
Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan (“Allstate Plan”). The Corporation’s contributions are based on the Corporation’s matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $4 million, $4 million and $5 million in 2017, 2016 and 2015, respectively.
16. Other Comprehensive Income
The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:

($ in millions)	2017			2016			2015
	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax	Pre- tax	Tax	After- tax
Unrealized net holding gains and losses arising during the period, net of related offsets	$51	$(18)	$33	$134	$(46)	$88	$(1,048)	$366	$(682)
Less: reclassification adjustment of realized capital gains and losses	43	(15)	28	(100)	35	(65)	265	(93)	172
Unrealized net capital gains and losses	8	(3)	5	234	(81)	153	(1,313)	459	(854)
Unrealized foreign currency translation adjustments	17	(6)	11	6	(2)	4	(6)	2	(4)
Other comprehensive income (loss)	$25	$(9)	$16	$240	$(83)	$157	$(1,319)	$461	$(858)
17. Quarterly Results (unaudited)

($ in millions)	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2017	2016	2017	2016	2017	2016	2017	2016
Revenues	$751	$685	$816	$742	$804	$713	$848	$751
Net income (1)	86	52	120	94	140	65	650	108
___________

(1)	Net income includes a tax benefit of $514 million related to the fourth quarter 2017 Tax Legislation.

51

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS
OTHER THAN INVESTMENTS IN RELATED PARTIES
DECEMBER 31, 2017

($ in millions)	Cost/ amortized cost	Fair value	Amount at which shown in the Balance Sheet
Type of investment
Fixed maturities:
Bonds:
United States government, government agencies and authorities	$768	$804	$804
States, municipalities and political subdivisions	2,001	2,273	2,273
Foreign governments	279	299	299
Public utilities	3,456	3,780	3,780
All other corporate bonds	14,806	15,356	15,356
Asset-backed securities	383	385	385
Residential mortgage-backed securities	205	253	253
Commercial mortgage-backed securities	93	97	97
Redeemable preferred stocks	13	14	14
Total fixed maturities	22,004	$23,261	23,261

Equity securities:
Common stocks:
Public utilities	27	$31	31
Banks, trusts and insurance companies	165	215	215
Industrial, miscellaneous and all other	1,087	1,341	1,341
Nonredeemable preferred stocks	27	27	27
Total equity securities	1,306	$1,614	1,614

Mortgage loans on real estate	3,876	$4,052	3,876
Real estate (none acquired in satisfaction of debt)	157		157
Policy loans	561		561
Derivative instruments	115	$115	115
Limited partnership interests	3,147		3,147
Other long-term investments	982		982
Short-term investments	725	$725	725
Total investments	$32,873		$34,438

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE

($ in millions)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2017
Life insurance in force	$114,354	$89,603	$321,331	$346,082	92.8%

Premiums and contract charges:
Life insurance	$677	$320	$925	$1,282	72.2%
Accident and health insurance	57	20	74	111	66.7%
Total premiums and contract charges	$734	$340	$999	$1,393	71.7%

Year ended December 31, 2016
Life insurance in force	$115,034	$94,041	$291,256	$312,249	93.3%

Premiums and contract charges:
Life insurance	$675	$325	$869	$1,219	71.3%
Accident and health insurance	40	22	72	90	80.0%
Total premiums and contract charges	$715	$347	$941	$1,309	71.9%

Year ended December 31, 2015
Life insurance in force	$127,978	$98,527	$296,291	$325,742	91.0%

Premiums and contract charges:
Life insurance	$689	$334	$898	$1,253	71.7%
Accident and health insurance	39	22	68	85	80.0%
Total premiums and contract charges	$728	$356	$966	$1,338	72.2%
______________________________

(1)	No reinsurance or coinsurance income was netted against premium ceded in 2017, 2016 or 2015.

ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in millions)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period

Year ended December 31, 2017

Allowance for estimated losses on mortgage loans	$3	$1	$—	$1	$3

Year ended December 31, 2016

Allowance for estimated losses on mortgage loans	$3	$—	$—	$—	$3

Year ended December 31, 2015

Allowance for estimated losses on mortgage loans	$8	$(4)	$—	$1	$3

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company (“Allstate Life” or “Depositor”) and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts (“Separate Account”) are filed herewith in Part B of this Registration Statement.
(b) Exhibits

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated by reference to Registrant's Form N-4 Initial Registration Statement (SEC File No. 333-77605) dated May 3, 1999.)

(b) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Northbrook Variable Annuity Account, Northbrook Variable Annuity Account II, and Allstate Financial Advisors Separate Account I (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(2) Not applicable.

(3)(a) Form of Underwriting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(b) Form of General Agency Agreement (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Variable Annuity II ("VA II") (Incorporated herein by reference to Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996, February 28, 1997, March 3, 1999, and February 15, 2000).

(b) Form of Contract and Certificate Amendments for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment Nos. 19, and 20 to Registration Statement (SEC File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively).

(c) Form of Contract and Amendments for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement (SEC File No. 033-35412) dated March 2, 2000).

(d) Income Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(e) Income and Death Benefit Combination Rider 2 ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(f) Enhanced Earnings Death Benefit Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement (SEC File No. 033-35412) dated November 8, 2000).

(g) Enhanced Earnings Death Benefit Plus Rider (Variable Annuity 3) (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement (SEC File No. 033-35412) dated March 16, 2001.

(h) Form of Longevity Reward Rider ("VA II") (Incorporated herein by reference to Post-Effective Amendment No. 35 to Registration Statement (SEC File No. 033-35412) dated October 12, 2001).

(i) Income and Performance Death Benefit Rider (VAII, VA3 (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement (SEC File No. 033-35412) dated April 29, 2002).

(j) Form of Contract Endorsement (reflecting Allstate Life as the issuer) (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(k) Form of Death Benefit Endorsement (VAII, VA3) (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (SEC File No. 333-102295) dated April 18, 2003).

(l) Merger Agreement and Articles of Merger between Northbrook Life Insurance Company and Allstate Life Insurance Company (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(5)(a) Form of Application for the Morgan Stanley Variable Annuity II (Incorporated herein by reference to Post-Effective Amendment No. 13 to Registration Statement (SEC File No. 033-35412) dated December 31, 1996).

(b) Form of Application for the Morgan Stanley Variable Annuity II Asset Manager (Incorporated herein by reference to Post-Effective Amendment No. 19 to Registration Statement (SEC File No. 033-35412) dated June 5, 1998).

(c) Form of Application for the Morgan Stanley Variable Annuity 3 (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement (SEC File No. 033-35412) dated May 2, 2000).
(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (SEC File No. 333-77605) dated April 24, 2001).

(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (SEC File No. 0-31248) dated March 20, 2007).

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (SEC File No. 333-141909) dated June 20, 2007).

(8) Forms of Participation Agreements:

(8)(a) Morgan Stanley Variable Investment Series (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement (SEC File No. 033-35412) dated April 29, 1996).

(b) The Universal Institutional Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No.333-93871) dated January 28, 2000).

(d) Alliance Variable Products Series Fund (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No.333-93871) dated January 28, 2000).

(e) Putnam Variable Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement (SEC File No. 333-93871) dated January 28, 2000).

(g) Franklin Templeton Variable Insurance Products Trust (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (SEC File No. 333-102295) dated April 19, 2004.)

(9)(a) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement (SEC File No. 033-35412) dated May 2, 2000).

(b) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement (SEC File No. 033-35412) dated August 25, 2000).

(c) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement (SEC File No. 033-35412) dated November 30, 2000).

(d) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement (SEC File No. 033-35412) dated November 8, 2000).

(e) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement (SEC File No. 033-35412) dated April 25, 2001).

(f) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement (SEC File No. 033-35412) dated September 20, 2001).

(g) Opinion and consent of General Counsel (Incorporated by reference to Post-Effective Amendment No. 36 to Registration Statement (SEC File No. 033-35412) dated April 29, 2002).

(h) Opinion and Consent of General Counsel (Previously filed in Registrant's initial Form N-4 Registration Statement (SEC File No. 333-102295) dated December 31, 2002).

(i) Opinion and consent of General Counsel. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102295 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable.

(12) Not applicable.

(99) Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Katherine A. Mabe, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Position and Offices with Depositor

Mary Jane Fortin	Director and President
John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
Angela K. Fontana	Director, Vice President, General Counsel and Secretary
Samuel H. Pilch	Director and Senior Group Vice President
P. John Rugel	Director and Senior Vice President
Brian P. Stricker	Director and Senior Vice President
Steven E. Shebik	Director and Chief Executive Officer
Thomas J. Wilson	Director and Chairman of the Board
Mario Rizzo	Director
Katherine A. Mabe	Director
Brian R. Bohaty	Director
Glenn T. Shapiro	Director
Julie Parsons	Director
Mario Imbarrato	Director, Vice President and Chief Financial Officer
Eric K. Ferren	Senior Vice President and Controller
P. Kelly Noll	Senior Vice President and Chief Privacy and Ethics Officer
Marilyn V. Hirsch	Senior Vice President
Jesse E. Merten	Director, Executive Vice President and Treasurer
James M. Flewellen	Senior Vice President
Tracy M. Kirchoff	Chief Compliance Officer
Dan E. Trudan	Senior Vice President
Brigitte K. Lenz	Vice President
Randal DeCoursey	Vice President
Stephanie D. Neely	Vice President and Assistant Treasurer
Carol E. Lundahl	Vice President and Assistant Treasurer
Grant S. Andrew	Vice President
Mary K. Nelson	Vice President
Theresa M. Resnick	Vice President and Appointed Actuary
Daniel G. Gordon	Assistant Secretary
Mary Jo Quinn	Assistant Secretary
Elliot A. Stultz	Assistant Secretary
Lisette S. Willemsen	Assistant Secretary
Merlin L. Miller	Illustration Actuary
Thomas H. Helsdingen	Authorized Representative
Alma D. Lopez	Authorized Representative
Cynthia I. Quadros	Authorized Representative
Patricia A. Raphael	Authorized Representative
Laura A. Seaman	Authorized Representative

The principal business address of the officers and directors is 3075 Sanders Road, Northbrook, Illinois 60062-7127.
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT:

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 26, 2018 (File #001-11840).

ITEM 27. NUMBER OF CONTRACT OWNERS:

Variable Annuity II:

As of January 31, 2018, there were 1,729 Qualified contract owners and 8,175 Non-Qualified contract owners.

Variable Annuity 3:

As of January 31, 2018, there were 2,392 Qualified contract owners and 2,814 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Allstate Life agrees to indemnify Morgan Stanley & Co. Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

(a) Registrant’s principal underwriter, Morgan Stanley & Co. LLC, is principal underwriter for the following affiliated investment companies:

Allstate Life Variable Life Separate Account A
Allstate Life of New York Separate Account A

See disclosure related to Morgan Stanley &Co. below.

(b) The directors and officers of Morgan Stanley & Co. LLC, the principal underwriter for the Contracts marketed as “Morgan Stanley Variable Annuity Contracts” are as follows:

Name	Title

Matthew Berke	Director, Co-Chairman, Co-President & Co-Chief Executive Officer
Brian Healy	Director, Co-Chairman, Co-President & Co-Chief Executive Officer
Mohit Assomull	Director
Thomas Wipf	Director
Michael Stern	Director
Gary Lynn	Chief Financial Officer
Graeme McEvoy	Chief Operations Officer
John H. Faulkner	General Counsel and Secretary
Daniel Kosowsky	Chief Compliance Officer
* The principal business address of each of the above-named individuals is as follows: 1585 Broadway, New York, NY 10036.

(c)     Compensation of Morgan Stanley & Co.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant for the year ended December 31, 2017.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Morgan Stanley & Co. LLC	N/A	N/A	$9,967,201.47	N/A

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co") and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. The principal underwriter of the Separate Account (Allstate Distributors) is located at 3075 Sanders Road, Northbrook, Illinois 60062-7127. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

ITEM 33. REPRESENTATIONS PURSUANT TO SECTION 403(b) of the INTERNAL REVENUE CODE

Allstate Life represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

ITEM 34. REPRESENTATIONS REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need or Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has duly caused the amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on this 12th day of April, 2018.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I (REGISTRANT)
By:	ALLSTATE LIFE INSURANCE COMPANY

By:	/s/ Angela K. Fontana Angela K. Fontana Director, Vice President, General Counsel and Secretary

By:	ALLSTATE LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ Angela K. Fontana Angela K. Fontana Director, Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on this 12th day of April, 2018.

SIGNATURE	TITLE
*Steven E. Shebik Steven E. Shebik	Director and Chief Executive Officer (Principal Executive Officer)
*Mary Jane Fortin Mary Jane Fortin	Director and President
*Thomas J. Wilson Thomas J. Wilson	Director and Chairman of the Board
/s/ Angela K. Fontana Angela K. Fontana	Director, Vice President, General Counsel and Secretary
*P. John Rugel P. John Rugel	Director and Senior Vice President
*Mario Imbarrato Mario Imbarrato	Director, Vice President and Chief Financial Officer (Principal Financial Officer)
*Brian R. Bohaty Brian R. Bohaty	Director
*Samuel H. Pilch Samuel H. Pilch	Director and Senior Group Vice President
*Eric K. Ferren Eric K. Ferren	Senior Vice President and Controller (Principal Accounting Officer)
*John E. Dugenske John E. Dugenske	Director, Executive Vice President and Chief Investment and Corporate Strategy Officer
*Katherine A. Mabe Katherine A. Mabe	Director
*Julie Parsons Julie Parsons	Director
*Brian P. Stricker Brian P. Stricker	Director and Senior Vice President
*Jesse E. Merten Jesse E. Merten	Director, Executive Vice President and Treasurer
*Mario Rizzo Mario Rizzo	Director
*Glenn T. Shapiro Glenn T. Shapiro	Director

*/By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm.

(99) Powers of Attorney for Brian R. Bohaty, John E. Dugenske, Eric K. Ferren, Angela K. Fontana, Mary Jane Fortin, Mario Imbarrato, Katherine A. Mabe, Jesse E. Merten, Julie Parsons, Samuel H. Pilch, Mario Rizzo, P. John Rugel, Glenn T. Shapiro, Steven E. Shebik, Brian P. Stricker and Thomas J. Wilson. Filed herewith.